UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:       February 28, 2007

Date of reporting period:      August 31, 2006

ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                            -----------------
                                                            WELLS   ADVANTAGE
                                                            FARGO   FUNDS
                                                            -----------------

          [GRAPHIC OMITTED]                         AUGUST 31, 2006

                                                   SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)

Wells Fargo Advantage Dow Jones Target Today Fund(SM)
Wells Fargo Advantage Dow Jones Target 2010 Fund(SM)
Wells Fargo Advantage Dow Jones Target 2020 Fund(SM)
Wells Fargo Advantage Dow Jones Target 2030 Fund(SM)
Wells Fargo Advantage Dow Jones Target 2040 Fund(SM)

                               WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Performance Highlights ...................................................     2
--------------------------------------------------------------------------------

Fund Expenses (Unaudited) ................................................     9
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   Target Today Fund .....................................................    12
   Target 2010 Fund ......................................................    13
   Target 2020 Fund ......................................................    14
   Target 2030 Fund ......................................................    15
   Target 2040 Fund ......................................................    16

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    17
   Statements of Operations ..............................................    18
   Statements of Changes in Net Assets ...................................    20
   Financial Highlights ..................................................    24
   Notes to Financial Highlights .........................................    30

Notes to Financial Statements ............................................    31
--------------------------------------------------------------------------------
                                Master Portfolios

Portfolio of Investments
--------------------------------------------------------------------------------
   Diversified Fixed Income Portfolio ....................................    36
   Diversified Stock Portfolio ...........................................    57
   Money Market Portfolio ................................................   109

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   112
   Statements of Operations ..............................................   113
   Statements of Changes in Net Assets ...................................   114
   Financial Highlights ..................................................   115

Notes to Financial Statements ............................................   116
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................   120
--------------------------------------------------------------------------------

List of Abbreviations ....................................................   127
--------------------------------------------------------------------------------

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS         WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS semi-annual report for the six-month period that ended August 31, 2006. The period included some significant enhancements to the formerly WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM). On June 26, 2006, the Funds were renamed the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, and they will seek to replicate the returns of the appropriate Dow Jones Target Date Indexes--the first life cycle indexes in the investment industry. This change provides broader diversification of investments for each Target Date Fund.

      On the following pages, you will find a discussion of each Fund, including performance highlights, information about the holdings in each Fund, and the portfolio managers' strategic outlook.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      During the period, the U.S. economy started to show some signs of a slowdown. The housing market slowed, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the inflation outlook remained cloudy. Real Gross Domestic Product (GDP) slowed to 2.9% for the second quarter of 2006, driven mostly by a falloff in consumer spending from an unsustainable first-quarter pace. Other indicators, however, have remained robust. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy, creating some uncertainty regarding the direction of the Fed's next decision about interest rates.

STOCKS PRODUCE POSITIVE RETURNS
--------------------------------------------------------------------------------

      Overall, stock returns were positive, in spite of a few ups and downs during the period. For the six-month period that ended August 31, 2006, the S&P 500 Index reported a positive return of 2.79%. Not all sectors of the equity market did well, however. Despite an extremely impressive August for the technology sector, the NASDAQ Composite Index was down 5.44% for the period, and technology was the worst performing sector for the six months.

      Stable corporate earnings helped the U.S. equity markets at the beginning of the reporting period. However, by May 2006, record prices for crude oil and concerns of a slowdown in worldwide economic growth in many cases reversed the equity gains from earlier in 2006. Nevertheless, in the United States, the fundamentals of strong earnings and controlled inflation led to a stock market rally which helped the equity markets deliver positive returns for the period.

BONDS WRESTLE WITH INTEREST RATES
--------------------------------------------------------------------------------

      Yields on most U.S. Treasury notes and bonds increased as the Federal funds rate continued to rise during 2006. However, when the Federal Open Market Committee met on August 8, 2006, it decided, for the first time since June 2004, to leave the Federal funds rate unchanged. Largely because of expectations of an end to the Fed's cycle of interest rate increases--often described as credit tightening--the bond markets rallied in July and August, allowing most segments of the bond market to record positive returns for the six-month period.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, and economic activity was clearly slowing down. Given the uncertainty of these and other market forces, we believe that successful investing includes a balanced approach of owning a diversified portfolio, such as a Wells Fargo Advantage Dow Jones Target Date Fund, while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      Each Fund seeks to provide investors with an asset allocation strategy designed to maximize total return for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. Investors are encouraged to select a particular WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUND based on their investment time horizon.

      Specifically:

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND is managed for investors who have retired, are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

ADVISER                                        SUBADVISER
  Wells Fargo Funds Management, LLC              Global Index Advisors, Inc.

FUND MANAGERS                                  FUND INCEPTION DATE
  Rodney H. Alldredge, George V. Daniels,        03/01/1994
    Jr., James P. Lauder

HOW DID THE FUNDS PERFORM OVER THE 12-MONTH REPORTING PERIOD? 1
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS Class A shares each returned the following over the six-month period that ended August 31, 2006:

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND returned 1.39% 2, (excluding sales charge).

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND returned 1.86% 3, (excluding sales charge).

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND returned 2.24% 4, (excluding sales charge).

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND returned 1.70% 5, (excluding sales charge).

            o The WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND returned 1.85% 6, (excluding sales charge).

      During the six-month period that ended August 31, 2006, there was significant volatility within the domestic stock, international stock, and fixed-income markets, however, all the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS delivered positive returns for the period. The WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND, which comprised a balanced allocation of fixed-income securities, domestic stocks, and international stocks, delivered the best performance for the six-month period. The WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND, which had the highest allocation of fixed-income investments, delivered the weakest returns.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUNDS AND ARE DESCRIBED IN THE FUNDS' CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUNDS' PERFORMANCE?
--------------------------------------------------------------------------------

      During the six-month reporting period, the Funds' underlying asset classes, including bonds, domestic stocks, and international stocks, all experienced periods of strength and weakness. The stock market moved higher during March 2006, the first month of the reporting period, while the fixed-income markets showed weakness. However, for the second quarter of 2006, U.S. stocks declined, with the S&P 500 Index turning in a negative quarterly performance. Bonds also saw negative returns during the second quarter, during a period of rising interest rates. The six-month period ended with a stock market rally in August, as the Fed paused in its cycle of raising rates for the first time since June 2004, after 17 consecutive increases. International stocks also delivered positive performance in the final month of the period, particularly in Europe, although Japanese stocks also delivered positive returns for the month.

WHAT CHANGES DID YOU MAKE TO THE FUNDS' HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      On June 26, 2006, the WELLS FARGO ADVANTAGE OUTLOOK FUNDS were renamed the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS. In connection with the name change, the Target Date Funds changed subadvisers and portfolio managers, which now utilize a new asset allocation strategy that seeks to replicate the returns of the appropriate Dow Jones Target Date Indexes--the first life cycle indexes in the investment industry. This change resulted in greater diversification of the underlying investments for each Target Date Fund, including a broad mix of large cap, mid cap, small cap, growth, value, and international stocks, including emerging markets. The Funds also invest in a mix of fixed-income investments, including U.S. and foreign government bonds, corporate bonds, and mortgage-backed securities.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      It is our belief that market leadership, or the best performance by any one asset class, rotates among the various investment categories contained within the underlying portfolios of the Target Date Funds. We feel that over time, the return of each asset class will revert to its average. No one can consistently predict the winning and losing asset classes over the near future. It is for these reasons that we believe that the very broad diversification that exists within the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDs, and our strategy of regularly rebalancing the Funds' portfolios in an effort to prevent overexposure to overvalued asset classes, can provide effective risk management and potential growth over the long run.

PERFORMANCE HIGHLIGHTS         WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THESE FUNDS ARE EXPOSED TO SMALL AND MEDIUM COMPANY SECURITIES RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISK.

AVERAGE ANNUAL TOTAL RETURNS 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                Including Sales Charge              Excluding Sales Charge
                                                          ----------------------------------  ----------------------------------
Fund Name                                                 6-months*  1-Year  5-Year  10-Year  6-months*  1-Year  5-Year  10-Year
--------------------------------------------------------------------------------------------------------------------------------
Target Today Fund - Class A 2 (Incept. Date 03/01/1994)     (4.46)   (2.52)   2.61    4.83      1.39      3.43    3.83     5.46
--------------------------------------------------------------------------------------------------------------------------------
Target Today Fund - Class B 2 (Incept. Date 08/01/1998)     (3.92)   (2.26)   2.79    4.86      1.08      2.74    3.15     4.86
--------------------------------------------------------------------------------------------------------------------------------
Target Today Fund - Class C 2 (Incept. Date 12/01/1998)       .08     1.66    3.15    4.85      1.08      2.66    3.15     4.85
--------------------------------------------------------------------------------------------------------------------------------
Target Today Fund - Administrator Class2 (Incept. Date
11/08/1999)                                                                                     1.61      3.78    4.15     5.65
--------------------------------------------------------------------------------------------------------------------------------
Target Today Fund - Institutional Class 2
(Incept. Date 06/30/2004)                                                                       1.71      3.98    4.23     5.69
--------------------------------------------------------------------------------------------------------------------------------
Target 2010 Fund - Class A 3 (Incept. Date 03/01/1994)      (4.02)   (1.14)   2.77    5.87      1.86      4.87    3.99     6.50
--------------------------------------------------------------------------------------------------------------------------------
Target 2010 Fund - Class B 3 (Incept. Date 03/01/1997)      (3.52)   (0.94)   2.95    5.85      1.48      4.06    3.30     5.85
--------------------------------------------------------------------------------------------------------------------------------
Target 2010 Fund - Class C 3 (Incept. Date 12/01/1998)       0.46     3.10    3.32    5.85      1.46      4.10    3.32     5.85
--------------------------------------------------------------------------------------------------------------------------------
Target 2010 Fund - Administrator Class 3
(Incept. Date 11/08/99)                                                                         2.07      5.23    4.32     6.67
--------------------------------------------------------------------------------------------------------------------------------
Target 2010 Fund - Institutional Class 3
(Incept. Date 06/30/2004)                                                                       2.09      5.36    4.39     6.70
--------------------------------------------------------------------------------------------------------------------------------
Target 2020 Fund - Class A 4 (Incept. Date 03/01/1994)      (3.65)    0.89    3.06    6.38      2.24      7.08    4.29     7.02
--------------------------------------------------------------------------------------------------------------------------------
Target 2020 Fund - Class B 4 (Incept. Date 03/01/1997)      (3.11)    1.25    3.27    6.38      1.89      6.25    3.62     6.38
--------------------------------------------------------------------------------------------------------------------------------
Target 2020 Fund - Class C 4 (Incept. Date 12/01/1998)       0.87     5.29    3.61    6.38      1.87      6.29    3.61     6.38
--------------------------------------------------------------------------------------------------------------------------------
Target 2020 Fund - Administrator Class 4
(Incept. Date 11/08/1999)                                                                       2.36      7.40    4.61     7.23
--------------------------------------------------------------------------------------------------------------------------------
Target 2020 Fund - Institutional Class 4
(Incept. Date 06/30/2004)                                                                       2.53      7.60    4.72     7.28
--------------------------------------------------------------------------------------------------------------------------------
Target 2030 Fund - Class A 5 (Incept. Date 03/01/1994)      (4.16)    1.29    3.31    6.88      1.70      7.50    4.54     7.51
--------------------------------------------------------------------------------------------------------------------------------
Target 2030 Fund - Class B 5 (Incept. Date 03/01/1997)      (3.70)    1.67    3.52    6.86      1.30      6.67    3.87     6.86
--------------------------------------------------------------------------------------------------------------------------------
Target 2030 Fund - Class C 5 (Incept. Date 12/01/1998)       0.28     5.67    3.86    6.85      1.28      6.67    3.86     6.85
--------------------------------------------------------------------------------------------------------------------------------
Target 2030 Fund - Administrator Class 5
(Incept. Date 11/08/1999)                                                                       1.83      7.83    4.87     7.71
--------------------------------------------------------------------------------------------------------------------------------
Target 2030 Fund - Institutional Class 5
(Incept. Date 06/30/2004)                                                                       1.93      8.04    4.95     7.75
--------------------------------------------------------------------------------------------------------------------------------
Target 2040 Fund - Class A 6 (Incept. Date 03/01/1994)      (4.02)    2.62    3.68    7.11      1.85      8.90    4.91     7.74
--------------------------------------------------------------------------------------------------------------------------------
Target 2040 Fund - Class B 6 (Incept. Date 03/01/1997)      (3.58)    3.07    3.88    7.08      1.42      8.07    4.23     7.08
--------------------------------------------------------------------------------------------------------------------------------
Target 2040 Fund - Class C 6 (Incept. Date 07/01/1998)       0.42     7.08    4.22    7.07      1.42      8.08    4.22     7.07
--------------------------------------------------------------------------------------------------------------------------------
Target 2040 Fund - Administrator Class 6
(Incept. Date 11/08/1999)                                                                       1.98      9.19    5.22     7.96
--------------------------------------------------------------------------------------------------------------------------------
Target 2040 Fund - Institutional Class 6
(Incept. Date 06/30/2004)                                                                       2.13      9.45    5.33     8.02
--------------------------------------------------------------------------------------------------------------------------------
Benchmarks
--------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target Today Index 7                                                               2.39      4.72    6.78     6.66
--------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2010 Index 7                                                                5.12      7.57    7.30     7.58
--------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2020 Index 7                                                                5.84     10.23    8.52     8.66
--------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2030 Index 7                                                                3.55     12.88    9.70     9.24
--------------------------------------------------------------------------------------------------------------------------------
   Dow Jones Target 2040 Index 7                                                                1.93     13.01   10.19     9.41
--------------------------------------------------------------------------------------------------------------------------------
   Russell 3000(R) Index 8                                                                      2.06      8.75    5.63     9.04
--------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Bond Index 9                                                  1.82      1.71    4.87     6.51
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The views expressed are as of August 31, 2006, and are those of the Funds' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

*     Returns for periods of less than one year are not annualized.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION 10 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                  TARGET TODAY FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks                               4%
Domestic Stocks                                    8%
Bonds                                             35%
Cash                                              53%

                  TARGET 2010 FUND

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks                               7%
Domestic Stocks                                   14%
Bonds                                             62%
Cash                                              17%

                  TARGET 2020 FUND

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks                              18%
Domestic Stocks                                   35%
Bonds                                             43%
Cash                                               4%

                  TARGET 2030 FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks                              26%
Domestic Stocks                                   53%
Bonds                                             17%
Cash                                               4%

                  TARGET 2040 FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International Stocks                              30%
Domestic Stocks                                   59%
Bonds                                              7%
Cash                                               4%

FUND CHARACTERISTICS 10 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                Target       Target       Target       Target       Target
                                              Today Fund   2010 Fund    2020 Fund    2030 Fund    2040 Fund
------------------------------------------------------------------------------------------------------------
Weighted Average Coupon of Bond Portfolio           4.82%        4.82%        4.82%        4.82%        4.82%
------------------------------------------------------------------------------------------------------------
Weighted Average Maturity of Bond Portfolio   7.52 years   7.52 years   7.52 years   7.52 years   7.52 years
------------------------------------------------------------------------------------------------------------
Modified Duration of Bond Portfolio           5.17 years   5.17 years   5.17 years   5.17 years   5.17 years
------------------------------------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS         WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 11 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                Wells Fargo Advantage Dow Jones Target Today Fund

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                             WELLS FARGO                                                  Lehman
                     WELLS FARGO            ADVANTAGE DOW        Dow Jones                            Brothers U.S.
                ADVANTAGE DOW JONES     JONES TARGET TODAY-    Target Today                             Aggregate
                TARGET TODAY-Class A    Administrator Class        Index      Russell 3000(R) Index     Bond Index
                --------------------   ---------------------   ------------   ---------------------   -------------
 8/31/1996              9,422                  10,000             10,000              10,000             $10,000
 9/30/1996              9,619                  10,209             10,116              10,544             $10,174
10/31/1996              9,765                  10,363             10,219              10,737             $10,400
11/30/1996             10,002                  10,615             10,349              11,494             $10,578
12/31/1996              9,920                  10,528             10,342              11,356             $10,479
 1/31/1997             10,014                  10,628             10,373              11,984             $10,512
 2/28/1997             10,023                  10,638             10,398              11,997             $10,538
 3/31/1997              9,886                  10,492             10,341              11,455             $10,421
 4/30/1997             10,046                  10,662             10,416              12,019             $10,577
 5/31/1997             10,264                  10,893             10,595              12,840             $10,678
 6/30/1997             10,442                  11,082             10,724              13,373             $10,805
 7/31/1997             10,719                  11,376             10,859              14,422             $11,097
 8/31/1997             10,575                  11,224             10,816              13,837             $11,002
 9/30/1997             10,791                  11,453             10,983              14,621             $11,164
10/31/1997             10,772                  11,432             11,002              14,130             $11,326
11/30/1997             10,839                  11,504             11,016              14,671             $11,378
12/31/1997             10,955                  11,627             11,077              14,965             $11,493
 1/31/1998             11,049                  11,726             11,146              15,043             $11,640
 2/28/1998             11,225                  11,913             11,283              16,119             $11,631
 3/31/1998             11,378                  12,075             11,353              16,918             $11,670
 4/30/1998             11,440                  12,142             11,435              17,084             $11,731
 5/31/1998             11,419                  12,120             11,449              16,663             $11,843
 6/30/1998             11,536                  12,243             11,503              17,226             $11,943
 7/31/1998             11,515                  12,220             11,500              16,913             $11,968
 8/31/1998             11,251                  11,940             11,405              14,322             $12,163
 9/30/1998             11,520                  12,226             11,831              15,299             $12,448
10/31/1998             11,722                  12,441             12,022              16,461             $12,382
11/30/1998             11,861                  12,588             12,176              17,467             $12,453
12/31/1998             12,067                  12,806             12,365              18,578             $12,490
 1/31/1999             12,146                  12,891             12,423              19,209             $12,579
 2/28/1999             11,942                  12,674             12,115              18,528             $12,358
 3/31/1999             12,092                  12,834             12,226              19,208             $12,426
 4/30/1999             12,218                  12,967             12,374              20,075             $12,466
 5/31/1999             12,081                  12,822             12,230              19,694             $12,357
 6/30/1999             12,217                  12,966             12,224              20,689             $12,317
 7/31/1999             12,159                  12,905             12,255              20,062             $12,265
 8/31/1999             12,136                  12,880             12,249              19,833             $12,259
 9/30/1999             12,157                  12,902             12,369              19,326             $12,401
10/31/1999             12,308                  13,063             12,451              20,539             $12,447
11/30/1999             12,424                  13,174             12,492              21,114             $12,446
12/31/1999             12,609                  13,360             12,610              22,461             $12,386
 1/31/2000             12,379                  13,130             12,430              21,580             $12,345
 2/29/2000             12,476                  13,232             12,561              21,780             $12,495
 3/31/2000             12,795                  13,569             12,819              23,487             $12,660
 4/30/2000             12,697                  13,466             12,574              22,659             $12,623
 5/31/2000             12,661                  13,427             12,553              22,022             $12,617
 6/30/2000             12,878                  13,653             12,849              22,674             $12,879
 7/31/2000             12,866                  13,640             12,826              22,274             $12,996
 8/31/2000             13,125                  13,924             12,998              23,926             $13,185
 9/30/2000             13,041                  13,845             12,982              22,842             $13,268
10/31/2000             13,066                  13,871             12,920              22,517             $13,355
11/30/2000             12,991                  13,806             12,972              20,442             $13,574
12/31/2000             13,158                  13,976             13,288              20,785             $13,827
 1/31/2001             13,331                  14,171             13,500              21,496             $14,054
 2/28/2001             13,198                  14,018             13,427              19,532             $14,176
 3/31/2001             13,108                  13,932             13,224              18,259             $14,247
 4/30/2001             13,242                  14,087             13,338              19,723             $14,187
 5/31/2001             13,269                  14,115             13,405              19,882             $14,272
 6/30/2001             13,242                  14,097             13,375              19,515             $14,326
 7/31/2001             13,364                  14,224             13,568              19,193             $14,647
 8/31/2001             13,283                  14,140             13,724              18,060             $14,816
 9/30/2001             13,215                  14,063             13,744              16,467             $14,989
10/31/2001             13,432                  14,291             13,981              16,850             $15,302
11/30/2001             13,554                  14,433             13,906              18,148             $15,091
12/31/2001             13,593                  14,471             13,771              18,404             $14,994
 1/31/2002             13,497                  14,370             13,750              18,173             $15,116
 2/28/2002             13,470                  14,355             13,829              17,801             $15,263
 3/31/2002             13,580                  14,466             13,795              18,582             $15,009
 4/30/2002             13,469                  14,364             14,021              17,607             $15,300
 5/31/2002             13,483                  14,379             14,191              17,403             $15,430
 6/30/2002             13,233                  14,113             14,317              16,150             $15,563
 7/31/2002             12,969                  13,835             14,294              14,866             $15,751
 8/31/2002             13,066                  13,937             14,506              14,936             $16,018
 9/30/2002             12,650                  13,498             14,511              13,367             $16,277
10/31/2002             12,973                  13,852             14,570              14,431             $16,202
11/30/2002             13,211                  14,102             14,737              15,305             $16,197
12/31/2002             13,046                  13,932             15,004              14,439             $16,533
 1/31/2003             12,888                  13,781             15,035              14,086             $16,548
 2/28/2003             12,845                  13,735             15,171              13,854             $16,776
 3/31/2003             12,846                  13,745             15,185              14,000             $16,762
 4/30/2003             13,263                  14,185             15,486              15,143             $16,902
 5/31/2003             13,695                  14,655             16,007              16,057             $17,216
 6/30/2003             13,776                  14,736             15,994              16,274             $17,182
 7/31/2003             13,689                  14,644             15,689              16,647             $16,604
 8/31/2003             13,805                  14,781             15,821              17,016             $16,714
 9/30/2003             13,965                  14,961             16,289              16,831             $17,156
10/31/2003             14,154                  15,160             16,369              17,850             $16,996
11/30/2003             14,212                  15,221             16,506              18,096             $17,037
12/31/2003             14,533                  15,588             16,870              18,924             $17,210
 1/31/2004             14,665                  15,727             17,026              19,318             $17,349
 2/29/2004             14,825                  15,896             17,172              19,579             $17,537
 3/31/2004             14,826                  15,894             17,317              19,346             $17,668
 4/30/2004             14,490                  15,554             16,794              18,946             $17,209
 5/31/2004             14,505                  15,570             16,811              19,221             $17,140
 6/30/2004             14,635                  15,719             16,927              19,603             $17,238
 7/31/2004             14,488                  15,548             16,887              18,862             $17,408
 8/31/2004             14,650                  15,734             17,119              18,939             $17,741
 9/30/2004             14,740                  15,827             17,263              19,231             $17,789
10/31/2004             14,902                  15,998             17,465              19,546             $17,938
11/30/2004             15,035                  16,154             17,682              20,455             $17,795
12/31/2004             15,274                  16,419             17,901              21,184             $17,959
 1/31/2005             15,110                  16,246             17,855              20,620             $18,071
 2/28/2005             15,155                  16,309             17,909              21,074             $17,965
 3/31/2005             15,013                  16,153             17,745              20,717             $17,873
 4/30/2005             14,998                  16,138             17,848              20,268             $18,114
 5/31/2005             15,222                  16,375             17,961              21,036             $18,310
 6/30/2005             15,287                  16,455             18,026              21,183             $18,411
 7/31/2005             15,392                  16,567             18,077              22,052             $18,243
 8/31/2005             15,497                  16,694             18,195              21,842             $18,477
 9/30/2005             15,483                  16,676             18,198              22,032             $18,286
10/31/2005             15,317                  16,500             18,081              21,620             $18,142
11/30/2005             15,528                  16,740             18,229              22,461             $18,222
12/31/2005             15,623                  16,854             18,371              22,482             $18,395
 1/31/2006             15,823                  17,050             18,575              23,232             $18,397
 2/28/2006             15,808                  17,050             18,609              23,274             $18,458
 3/31/2006             15,897                  17,140             18,671              23,677             $18,276
 4/30/2006             16,005                  17,271             18,780              23,933             $18,243
 5/31/2006             15,804                  17,058             18,744              23,167             $18,224
 6/30/2006             15,826                  17,094             18,703              23,208             $18,262
 7/31/2006             15,888                  17,160             18,868              23,186             $18,509
 8/31/2006             16,028                  17,325             19,054              23,754             $18,793

                Wells Fargo Advantage Dow Jones Target 2010 Fund

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            WELLS FARGO                                                  Lehman
                     WELLS FARGO           ADVANTAGE DOW        Dow Jones                             Brothers U.S.
                ADVANTAGE DOW JONES     JONES TARGET 2010-     Target 2010                              Aggregate
                TARGET 2010-Class A    Administrator Class        Index       Russell 3000(R) Index     Bond Index
                --------------------   ---------------------   ------------   ---------------------   -------------
 8/31/1996              9,426                  10,000            $10,000             $10,000             $10,000
 9/30/1996              9,724                  10,316            $10,218             $10,544             $10,174
10/31/1996              9,900                  10,503            $10,370             $10,737             $10,400
11/30/1996             10,302                  10,929            $10,622             $11,494             $10,578
12/31/1996             10,172                  10,790            $10,549             $11,356             $10,479
 1/31/1997             10,394                  11,026            $10,561             $11,984             $10,512
 2/28/1997             10,428                  11,063            $10,558             $11,997             $10,538
 3/31/1997             10,219                  10,841            $10,374             $11,455             $10,421
 4/30/1997             10,503                  11,143            $10,489             $12,019             $10,577
 5/31/1997             10,883                  11,545            $10,849             $12,840             $10,678
 6/30/1997             11,176                  11,856            $11,087             $13,373             $10,805
 7/31/1997             11,636                  12,345            $11,350             $14,422             $11,097
 8/31/1997             11,298                  11,985            $11,188             $13,837             $11,002
 9/30/1997             11,660                  12,369            $11,507             $14,621             $11,164
10/31/1997             11,493                  12,193            $11,439             $14,130             $11,326
11/30/1997             11,668                  12,378            $11,431             $14,671             $11,378
12/31/1997             11,826                  12,546            $11,513             $14,965             $11,493
 1/31/1998             11,949                  12,676            $11,579             $15,043             $11,640
 2/28/1998             12,352                  13,104            $11,905             $16,119             $11,631
 3/31/1998             12,667                  13,438            $12,069             $16,918             $11,670
 4/30/1998             12,762                  13,538            $12,160             $17,084             $11,731
 5/31/1998             12,677                  13,448            $12,049             $16,663             $11,843
 6/30/1998             12,898                  13,682            $12,101             $17,226             $11,943
 7/31/1998             12,841                  13,622            $11,999             $16,913             $11,968
 8/31/1998             12,023                  12,754            $11,372             $14,322             $12,163
 9/30/1998             12,437                  13,193            $11,859             $15,299             $12,448
10/31/1998             12,944                  13,732            $12,295             $16,461             $12,382
11/30/1998             13,279                  14,087            $12,625             $17,467             $12,453
12/31/1998             13,680                  14,512            $12,934             $18,578             $12,490
 1/31/1999             13,884                  14,729            $13,031             $19,209             $12,579
 2/28/1999             13,577                  14,403            $12,642             $18,528             $12,358
 3/31/1999             13,844                  14,687            $12,866             $19,208             $12,426
 4/30/1999             14,122                  14,982            $13,262             $20,075             $12,466
 5/31/1999             13,896                  14,741            $13,096             $19,694             $12,357
 6/30/1999             14,204                  15,068            $13,301             $20,689             $12,317
 7/31/1999             14,048                  14,903            $13,279             $20,062             $12,265
 8/31/1999             13,997                  14,848            $13,247             $19,833             $12,259
 9/30/1999             13,947                  14,796            $13,297             $19,326             $12,401
10/31/1999             14,291                  15,161            $13,507             $20,539             $12,447
11/30/1999             14,521                  15,382            $13,701             $21,114             $12,446
12/31/1999             14,925                  15,805            $14,094             $22,461             $12,386
 1/31/2000             14,528                  15,388            $13,804             $21,580             $12,345
 2/29/2000             14,596                  15,459            $14,067             $21,780             $12,495
 3/31/2000             15,192                  16,096            $14,427             $23,487             $12,660
 4/30/2000             14,941                  15,845            $14,026             $22,659             $12,623
 5/31/2000             14,816                  15,713            $13,920             $22,022             $12,617
 6/30/2000             15,120                  16,035            $14,290             $22,674             $12,879
 7/31/2000             15,017                  15,926            $14,208             $22,274             $12,996
 8/31/2000             15,407                  16,348            $14,539             $23,926             $13,185
 9/30/2000             15,163                  16,064            $14,413             $22,842             $13,268
10/31/2000             15,152                  16,052            $14,264             $22,517             $13,355
11/30/2000             14,794                  15,676            $14,095             $20,442             $13,574
12/31/2000             14,983                  15,872            $14,473             $20,785             $13,827
 1/31/2001             15,262                  16,178            $14,780             $21,496             $14,054
 2/28/2001             14,801                  15,694            $14,499             $19,532             $14,176
 3/31/2001             14,488                  15,361            $14,116             $18,259             $14,247
 4/30/2001             14,915                  15,810            $14,441             $19,723             $14,187
 5/31/2001             14,927                  15,836            $14,529             $19,882             $14,272
 6/30/2001             14,791                  15,692            $14,474             $19,515             $14,326
 7/31/2001             14,815                  15,718            $14,561             $19,193             $14,647
 8/31/2001             14,546                  15,434            $14,595             $18,060             $14,816
 9/30/2001             14,125                  15,001            $14,300             $16,467             $14,989
10/31/2001             14,397                  15,287            $14,601             $16,850             $15,302
11/30/2001             14,755                  15,664            $14,751             $18,148             $15,091
12/31/2001             14,827                  15,752            $14,705             $18,404             $14,994
 1/31/2002             14,677                  15,594            $14,633             $18,173             $15,116
 2/28/2002             14,589                  15,514            $14,669             $17,801             $15,263
 3/31/2002             14,872                  15,810            $14,772             $18,582             $15,009
 4/30/2002             14,545                  15,478            $14,925             $17,607             $15,300
 5/31/2002             14,520                  15,451            $15,048             $17,403             $15,430
 6/30/2002             14,005                  14,907            $14,993             $16,150             $15,563
 7/31/2002             13,524                  14,400            $14,734             $14,866             $15,751
 8/31/2002             13,613                  14,493            $14,921             $14,936             $16,018
 9/30/2002             12,798                  13,632            $14,690             $13,367             $16,277
10/31/2002             13,383                  14,264            $14,864             $14,431             $16,202
11/30/2002             13,790                  14,694            $15,145             $15,305             $16,197
12/31/2002             13,458                  14,337            $15,288             $14,439             $16,533
 1/31/2003             13,253                  14,133            $15,261             $14,086             $16,548
 2/28/2003             13,150                  14,025            $15,339             $13,854             $16,776
 3/31/2003             13,177                  14,050            $15,357             $14,000             $16,762
 4/30/2003             13,744                  14,663            $15,801             $15,143             $16,902
 5/31/2003             14,285                  15,250            $16,392             $16,057             $17,216
 6/30/2003             14,388                  15,356            $16,411             $16,274             $17,182
 7/31/2003             14,388                  15,356            $16,164             $16,647             $16,604
 8/31/2003             14,556                  15,548            $16,355             $17,016             $16,714
 9/30/2003             14,682                  15,679            $16,800             $16,831             $17,156
10/31/2003             15,007                  16,037            $17,023             $17,850             $16,996
11/30/2003             15,097                  16,133            $17,185             $18,096             $17,037
12/31/2003             15,552                  16,629            $17,627             $18,924             $17,210
 1/31/2004             15,722                  16,823            $17,827             $19,318             $17,349
 2/29/2004             15,904                  17,016            $18,000             $19,579             $17,537
 3/31/2004             15,868                  16,978            $18,152             $19,346             $17,668
 4/30/2004             15,529                  16,617            $17,584             $18,946             $17,209
 5/31/2004             15,581                  16,686            $17,603             $19,221             $17,140
 6/30/2004             15,750                  16,864            $17,751             $19,603             $17,238
 7/31/2004             15,488                  16,600            $17,695             $18,862             $17,408
 8/31/2004             15,645                  16,753            $17,995             $18,939             $17,741
 9/30/2004             15,770                  16,898            $18,180             $19,231             $17,789
10/31/2004             15,980                  17,122            $18,440             $19,546             $17,938
11/30/2004             16,269                  17,430            $18,721             $20,455             $17,795
12/31/2004             16,582                  17,776            $19,002             $21,184             $17,959
 1/31/2005             16,345                  17,537            $18,933             $20,620             $18,071
 2/28/2005             16,477                  17,664            $18,996             $21,074             $17,965
 3/31/2005             16,270                  17,457            $18,774             $20,717             $17,873
 4/30/2005             16,191                  17,386            $18,898             $20,268             $18,114
 5/31/2005             16,469                  17,683            $19,033             $21,036             $18,310
 6/30/2005             16,560                  17,779            $19,106             $21,183             $18,411
 7/31/2005             16,759                  17,992            $19,162             $22,052             $18,243
 8/31/2005             16,866                  18,120            $19,301             $21,842             $18,477
 9/30/2005             16,895                  18,150            $19,293             $22,032             $18,286
10/31/2005             16,668                  17,922            $19,136             $21,620             $18,142
11/30/2005             16,962                  18,236            $19,312             $22,461             $18,222
12/31/2005             17,069                  18,366            $19,478             $22,482             $18,395
 1/31/2006             17,378                  18,682            $19,718             $23,232             $18,397
 2/28/2006             17,365                  18,682            $19,751             $23,274             $18,458
 3/31/2006             17,497                  18,821            $19,815             $23,677             $18,276
 4/30/2006             17,645                  18,994            $19,937             $23,933             $18,243
 5/31/2006             17,362                  18,691            $19,881             $23,167             $18,224
 6/30/2006             17,375                  18,719            $20,210             $23,208             $18,262
 7/31/2006             17,457                  18,806            $20,470             $23,186             $18,509
 8/31/2006             17,688                  19,068            $20,762             $23,754             $18,793

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 11 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                Wells Fargo Advantage Dow Jones Target 2020 Fund

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            WELLS FARGO                                                  Lehman
                     WELLS FARGO           ADVANTAGE DOW        Dow Jones                             Brothers U.S.
                ADVANTAGE DOW JONES     JONES TARGET 2020-     Target 2020                              Aggregate
                TARGET 2020-Class A    Administrator Class        Index       Russell 3000(R) Index     Bond Index
                --------------------   ---------------------   ------------   ---------------------   -------------
 8/31/1996              9,423                  10,000            $10,000             $10,000             $10,000
 9/30/1996              9,797                  10,397            $10,338             $10,544             $10,174
10/31/1996              9,980                  10,591            $10,382             $10,737             $10,400
11/30/1996             10,513                  11,157            $10,781             $11,494             $10,578
12/31/1996             10,346                  10,980            $10,725             $11,356             $10,479
 1/31/1997             10,651                  11,303            $10,883             $11,984             $10,512
 2/28/1997             10,701                  11,356            $10,896             $11,997             $10,538
 3/31/1997             10,422                  11,060            $10,576             $11,455             $10,421
 4/30/1997             10,795                  11,456            $10,747             $12,019             $10,577
 5/31/1997             11,309                  12,002            $11,423             $12,840             $10,678
 6/30/1997             11,693                  12,409            $11,843             $13,373             $10,805
 7/31/1997             12,318                  13,072            $12,300             $14,422             $11,097
 8/31/1997             11,826                  12,550            $11,946             $13,837             $11,002
 9/30/1997             12,315                  13,069            $12,492             $14,621             $11,164
10/31/1997             12,038                  12,776            $11,995             $14,130             $11,326
11/30/1997             12,315                  13,069            $11,995             $14,671             $11,378
12/31/1997             12,508                  13,274            $12,108             $14,965             $11,493
 1/31/1998             12,652                  13,427            $12,114             $15,043             $11,640
 2/28/1998             13,266                  14,078            $12,801             $16,119             $11,631
 3/31/1998             13,736                  14,577            $13,167             $16,918             $11,670
 4/30/1998             13,854                  14,702            $13,239             $17,084             $11,731
 5/31/1998             13,691                  14,529            $12,890             $16,663             $11,843
 6/30/1998             14,023                  14,881            $12,936             $17,226             $11,943
 7/31/1998             13,904                  14,756            $12,693             $16,913             $11,968
 8/31/1998             12,538                  13,306            $11,222             $14,322             $12,163
 9/30/1998             13,068                  13,868            $11,784             $15,299             $12,448
10/31/1998             13,827                  14,674            $12,535             $16,461             $12,382
11/30/1998             14,366                  15,246            $13,113             $17,467             $12,453
12/31/1998             14,960                  15,876            $13,596             $18,578             $12,490
 1/31/1999             15,279                  16,215            $13,755             $19,209             $12,579
 2/28/1999             14,861                  15,771            $13,246             $18,528             $12,358
 3/31/1999             15,252                  16,186            $13,636             $19,208             $12,426
 4/30/1999             15,692                  16,653            $14,406             $20,075             $12,466
 5/31/1999             15,372                  16,314            $14,210             $19,694             $12,357
 6/30/1999             15,892                  16,865            $14,745             $20,689             $12,317
 7/31/1999             15,641                  16,599            $14,631             $20,062             $12,265
 8/31/1999             15,561                  16,514            $14,557             $19,833             $12,259
 9/30/1999             15,390                  16,332            $14,489             $19,326             $12,401
10/31/1999             15,985                  16,964            $14,906             $20,539             $12,447
11/30/1999             16,328                  17,327            $15,363             $21,114             $12,446
12/31/1999             17,013                  18,066            $16,259             $22,461             $12,386
 1/31/2000             16,391                  17,410            $15,764             $21,580             $12,345
 2/29/2000             16,413                  17,434            $16,279             $21,780             $12,495
 3/31/2000             17,369                  18,450            $16,828             $23,487             $12,660
 4/30/2000             16,935                  17,992            $16,115             $22,659             $12,623
 5/31/2000             16,634                  17,686            $15,840             $22,022             $12,617
 6/30/2000             17,107                  18,182            $16,331             $22,674             $12,879
 7/31/2000             16,883                  17,958            $16,132             $22,274             $12,996
 8/31/2000             17,544                  18,665            $16,783             $23,926             $13,185
 9/30/2000             17,012                  18,096            $16,417             $22,842             $13,268
10/31/2000             16,911                  17,989            $16,086             $22,517             $13,355
11/30/2000             16,125                  17,162            $15,423             $20,442             $13,574
12/31/2000             16,326                  17,374            $15,900             $20,785             $13,827
 1/31/2001             16,707                  17,787            $16,391             $21,496             $14,054
 2/28/2001             15,791                  16,810            $15,658             $19,532             $14,176
 3/31/2001             15,169                  16,153            $14,909             $18,259             $14,247
 4/30/2001             15,932                  16,970            $15,667             $19,723             $14,187
 5/31/2001             15,920                  16,958            $15,797             $19,882             $14,272
 6/30/2001             15,649                  16,672            $15,687             $19,515             $14,326
 7/31/2001             15,565                  16,597            $15,504             $19,193             $14,647
 8/31/2001             15,050                  16,041            $15,243             $18,060             $14,816
 9/30/2001             14,223                  15,179            $14,270             $16,467             $14,989
10/31/2001             14,524                  15,496            $14,673             $16,850             $15,302
11/30/2001             15,160                  16,180            $15,262             $18,148             $15,091
12/31/2001             15,263                  16,279            $15,412             $18,404             $14,994
 1/31/2002             15,033                  16,035            $15,242             $18,173             $15,116
 2/28/2002             14,911                  15,920            $15,182             $17,801             $15,263
 3/31/2002             15,300                  16,341            $15,604             $18,582             $15,009
 4/30/2002             14,826                  15,840            $15,550             $17,607             $15,300
 5/31/2002             14,765                  15,776            $15,550             $17,403             $15,430
 6/30/2002             14,055                  15,024            $15,067             $16,150             $15,563
 7/31/2002             13,371                  14,288            $14,338             $14,866             $15,751
 8/31/2002             13,432                  14,365            $14,446             $14,936             $16,018
 9/30/2002             12,398                  13,257            $13,732             $13,367             $16,277
10/31/2002             13,084                  13,996            $14,145             $14,431             $16,202
11/30/2002             13,611                  14,567            $14,676             $15,305             $16,197
12/31/2002             13,120                  14,038            $14,486             $14,439             $16,533
 1/31/2003             12,887                  13,804            $14,335             $14,086             $16,548
 2/28/2003             12,727                  13,635            $14,268             $13,854             $16,776
 3/31/2003             12,749                  13,654            $14,290             $14,000             $16,762
 4/30/2003             13,451                  14,412            $15,019             $15,143             $16,902
 5/31/2003             14,067                  15,065            $15,795             $16,057             $17,216
 6/30/2003             14,194                  15,210            $15,944             $16,274             $17,182
 7/31/2003             14,218                  15,250            $15,981             $16,647             $16,604
 8/31/2003             14,441                  15,486            $16,328             $17,016             $16,714
 9/30/2003             14,534                  15,595            $16,630             $16,831             $17,156
10/31/2003             14,980                  16,082            $17,229             $17,850             $16,996
11/30/2003             15,116                  16,227            $17,447             $18,096             $17,037
12/31/2003             15,700                  16,848            $18,050             $18,924             $17,210
 1/31/2004             15,899                  17,072            $18,357             $19,318             $17,349
 2/29/2004             16,110                  17,310            $18,588             $19,579             $17,537
 3/31/2004             16,022                  17,216            $18,721             $19,346             $17,668
 4/30/2004             15,673                  16,845            $18,116             $18,946             $17,209
 5/31/2004             15,760                  16,938            $18,194             $19,221             $17,140
 6/30/2004             15,981                  17,185            $18,483             $19,603             $17,238
 7/31/2004             15,594                  16,773            $18,156             $18,862             $17,408
 8/31/2004             15,706                  16,893            $18,375             $18,939             $17,741
 9/30/2004             15,856                  17,066            $18,710             $19,231             $17,789
10/31/2004             16,106                  17,332            $19,057             $19,546             $17,938
11/30/2004             16,568                  17,837            $19,700             $20,455             $17,795
12/31/2004             16,992                  18,299            $20,201             $21,184             $17,959
 1/31/2005             16,677                  17,977            $19,963             $20,620             $18,071
 2/28/2005             16,904                  18,205            $20,240             $21,074             $17,965
 3/31/2005             16,660                  17,958            $19,858             $20,717             $17,873
 4/30/2005             16,471                  17,756            $19,783             $20,268             $18,114
 5/31/2005             16,824                  18,133            $20,128             $21,036             $18,310
 6/30/2005             16,922                  18,251            $20,342             $21,183             $18,411
 7/31/2005             17,264                  18,629            $20,679             $22,052             $18,243
 8/31/2005             17,340                  18,710            $20,817             $21,842             $18,477
 9/30/2005             17,456                  18,835            $20,958             $22,032             $18,286
10/31/2005             17,190                  18,564            $20,576             $21,620             $18,142
11/30/2005             17,596                  18,998            $20,928             $22,461             $18,222
12/31/2005             17,727                  19,154            $21,218             $22,482             $18,395
 1/31/2006             18,174                  19,631            $21,678             $23,232             $18,397
 2/28/2006             18,161                  19,631            $21,681             $23,274             $18,458
 3/31/2006             18,383                  19,868            $21,735             $23,677             $18,276
 4/30/2006             18,613                  20,114            $21,930             $23,933             $18,243
 5/31/2006             18,203                  19,690            $21,707             $23,167             $18,224
 6/30/2006             18,221                  19,709            $22,247             $23,208             $18,262
 7/31/2006             18,233                  19,736            $22,529             $23,186             $18,509
 8/31/2006             18,568                  20,094            $22,946             $23,754             $18,793

                Wells Fargo Advantage Dow Jones Target 2030 Fund

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                             WELLS FARGO                                                 Lehman
                     WELLS FARGO            ADVANTAGE DOW       Dow Jones                             Brothers U.S.
                ADVANTAGE DOW JONES      JONES TARGET 2030-    Target 2030                              Aggregate
                TARGET 2030-Class A     Administrator Class       Index       Russell 3000(R) Index     Bond Index
                --------------------   ---------------------   ------------   ---------------------   -------------
 8/31/1996              9,427                  10,000            $10,000             $10,000             $10,000
 9/30/1996              9,855                  10,454            $10,390             $10,544             $10,174
10/31/1996             10,054                  10,666            $10,386             $10,737             $10,400
11/30/1996             10,692                  11,342            $10,847             $11,494             $10,578
12/31/1996             10,499                  11,138            $10,798             $11,356             $10,479
 1/31/1997             10,854                  11,514            $11,024             $11,984             $10,512
 2/28/1997             10,909                  11,573            $11,044             $11,997             $10,538
 3/31/1997             10,582                  11,226            $10,663             $11,454             $10,421
 4/30/1997             11,018                  11,688            $10,860             $12,018             $10,577
 5/31/1997             11,620                  12,327            $11,685             $12,839             $10,678
 6/30/1997             12,082                  12,817            $12,196             $13,373             $10,805
 7/31/1997             12,838                  13,619            $12,751             $14,422             $11,097
 8/31/1997             12,209                  12,952            $12,297             $13,836             $11,002
 9/30/1997             12,815                  13,595            $12,960             $14,621             $11,164
10/31/1997             12,456                  13,213            $12,231             $14,130             $11,326
11/30/1997             12,799                  13,578            $12,237             $14,671             $11,378
12/31/1997             13,034                  13,827            $12,366             $14,964             $11,493
 1/31/1998             13,178                  13,979            $12,338             $15,042             $11,640
 2/28/1998             13,964                  14,814            $13,224             $16,117             $11,631
 3/31/1998             14,560                  15,445            $13,709             $16,917             $11,670
 4/30/1998             14,695                  15,589            $13,767             $17,083             $11,731
 5/31/1998             14,483                  15,365            $13,272             $16,661             $11,843
 6/30/1998             14,903                  15,810            $13,314             $17,224             $11,943
 7/31/1998             14,742                  15,638            $12,983             $16,910             $11,968
 8/31/1998             12,929                  13,715            $10,994             $14,320             $12,163
 9/30/1998             13,528                  14,351            $11,594             $15,296             $12,448
10/31/1998             14,493                  15,374            $12,531             $16,457             $12,382
11/30/1998             15,193                  16,117            $13,260             $17,464             $12,453
12/31/1998             15,953                  16,924            $13,853             $18,575             $12,490
 1/31/1999             16,350                  17,344            $14,052             $19,207             $12,579
 2/28/1999             15,815                  16,777            $13,468             $18,527             $12,358
 3/31/1999             16,299                  17,291            $13,966             $19,207             $12,426
 4/30/1999             16,863                  17,888            $14,990             $20,073             $12,466
 5/31/1999             16,466                  17,467            $14,775             $19,692             $12,357
 6/30/1999             17,130                  18,172            $15,547             $20,686             $12,317
 7/31/1999             16,778                  17,798            $15,364             $20,059             $12,265
 8/31/1999             16,648                  17,661            $15,259             $19,831             $12,259
 9/30/1999             16,398                  17,396            $15,101             $19,323             $12,401
10/31/1999             17,169                  18,214            $15,668             $20,534             $12,447
11/30/1999             17,633                  18,685            $16,326             $21,109             $12,446
12/31/1999             18,579                  19,688            $17,617             $22,456             $12,386
 1/31/2000             17,771                  18,835            $16,955             $21,576             $12,345
 2/29/2000             17,813                  18,891            $17,676             $21,777             $12,495
 3/31/2000             19,057                  20,200            $18,376             $23,482             $12,660
 4/30/2000             18,488                  19,612            $17,403             $22,655             $12,623
 5/31/2000             18,067                  19,169            $16,985             $22,018             $12,617
 6/30/2000             18,680                  19,823            $17,566             $22,670             $12,879
 7/31/2000             18,395                  19,522            $17,269             $22,269             $12,996
 8/31/2000             19,261                  20,445            $18,182             $23,921             $13,185
 9/30/2000             18,437                  19,578            $17,608             $22,838             $13,268
10/31/2000             18,310                  19,444            $17,124             $22,513             $13,355
11/30/2000             17,243                  18,320            $16,037             $20,438             $13,574
12/31/2000             17,466                  18,557            $16,583             $20,781             $13,827
 1/31/2001             17,918                  19,046            $17,216             $21,492             $14,054
 2/28/2001             16,693                  17,742            $16,102             $19,527             $14,176
 3/31/2001             15,849                  16,843            $15,061             $18,254             $14,247
 4/30/2001             16,812                  17,881            $16,157             $19,718             $14,187
 5/31/2001             16,779                  17,846            $16,319             $19,876             $14,272
 6/30/2001             16,435                  17,474            $16,166             $19,510             $14,326
 7/31/2001             16,279                  17,310            $15,745             $19,188             $14,647
 8/31/2001             15,580                  16,572            $15,237             $18,056             $14,816
 9/30/2001             14,421                  15,347            $13,752             $16,464             $14,989
10/31/2001             14,755                  15,711            $14,220             $16,847             $15,302
11/30/2001             15,555                  16,557            $15,128             $18,144             $15,091
12/31/2001             15,689                  16,711            $15,433             $18,400             $14,994
 1/31/2002             15,392                  16,397            $15,187             $18,170             $15,116
 2/28/2002             15,243                  16,240            $15,049             $17,800             $15,263
 3/31/2002             15,752                  16,777            $15,727             $18,579             $15,009
 4/30/2002             15,146                  16,148            $15,491             $17,604             $15,300
 5/31/2002             15,054                  16,051            $15,384             $17,400             $15,430
 6/30/2002             14,210                  15,147            $14,552             $16,147             $15,563
 7/31/2002             13,337                  14,235            $13,468             $14,863             $15,751
 8/31/2002             13,429                  14,332            $13,510             $14,933             $16,018
 9/30/2002             12,210                  13,030            $12,446             $13,364             $16,277
10/31/2002             12,993                  13,872            $13,023             $14,427             $16,202
11/30/2002             13,615                  14,543            $13,721             $15,300             $16,197
12/31/2002             13,023                  13,922            $13,272             $14,436             $16,533
 1/31/2003             12,783                  13,667            $13,035             $14,082             $16,548
 2/28/2003             12,591                  13,464            $12,860             $13,850             $16,776
 3/31/2003             12,621                  13,492            $12,885             $13,995             $16,762
 4/30/2003             13,440                  14,361            $13,796             $15,139             $16,902
 5/31/2003             14,151                  15,140            $14,713             $16,053             $17,216
 6/30/2003             14,299                  15,296            $14,977             $16,270             $17,182
 7/31/2003             14,287                  15,296            $15,283             $16,642             $16,604
 8/31/2003             14,577                  15,604            $15,761             $17,012             $16,714
 9/30/2003             14,693                  15,725            $15,920             $16,826             $17,156
10/31/2003             15,226                  16,304            $16,822             $17,844             $16,996
11/30/2003             15,408                  16,510            $17,087             $18,090             $17,037
12/31/2003             16,084                  17,229            $17,823             $18,917             $17,210
 1/31/2004             16,341                  17,516            $18,224             $19,313             $17,349
 2/29/2004             16,586                  17,789            $18,505             $19,573             $17,537
 3/31/2004             16,477                  17,674            $18,614             $19,340             $17,668
 4/30/2004             16,084                  17,256            $17,996             $18,940             $17,209
 5/31/2004             16,207                  17,387            $18,120             $19,215             $17,140
 6/30/2004             16,475                  17,685            $18,518             $19,597             $17,238
 7/31/2004             15,994                  17,173            $17,965             $18,856             $17,408
 8/31/2004             16,081                  17,265            $18,105             $18,934             $17,741
 9/30/2004             16,278                  17,475            $18,554             $19,225             $17,789
10/31/2004             16,561                  17,803            $18,939             $19,540             $17,938
11/30/2004             17,165                  18,446            $19,870             $20,449             $17,795
12/31/2004             17,671                  18,998            $20,529             $21,177             $17,959
 1/31/2005             17,287                  18,588            $20,140             $20,614             $18,071
 2/28/2005             17,609                  18,932            $20,627             $21,067             $17,965
 3/31/2005             17,339                  18,644            $20,141             $20,711             $17,873
 4/30/2005             17,066                  18,353            $19,818             $20,262             $18,114
 5/31/2005             17,464                  18,803            $20,360             $21,030             $18,310
 6/30/2005             17,586                  18,935            $20,714             $21,177             $18,411
 7/31/2005             18,059                  19,440            $21,376             $22,045             $18,243
 8/31/2005             18,097                  19,494            $21,447             $21,836             $18,477
 9/30/2005             18,275                  19,685            $21,852             $22,026             $18,286
10/31/2005             17,963                  19,352            $21,326             $21,614             $18,142
11/30/2005             18,437                  19,872            $22,045             $22,455             $18,222
12/31/2005             18,595                  20,043            $22,437             $22,475             $18,395
 1/31/2006             19,142                  20,641            $23,414             $23,225             $18,397
 2/28/2006             19,129                  20,641            $23,380             $23,267             $18,458
 3/31/2006             19,402                  20,934            $23,778             $23,670             $18,276
 4/30/2006             19,669                  21,234            $24,156             $23,925             $18,243
 5/31/2006             19,134                  20,661            $23,406             $23,160             $18,224
 6/30/2006             19,121                  20,649            $23,476             $23,201             $18,262
 7/31/2006             19,045                  20,581            $23,710             $23,181             $18,509
 8/31/2006             19,454                  21,020            $24,211             $23,748             $18,793

PERFORMANCE HIGHLIGHTS         WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 11 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                Wells Fargo Advantage Dow Jones Target 2040 Fund

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            WELLS FARGO                                                  Lehman
                     WELLS FARGO           ADVANTAGE DOW        Dow Jones                             Brothers U.S.
                ADVANTAGE DOW JONES     JONES TARGET 2040-     Target 2040                              Aggregate
                TARGET 2040-Class A    Administrator Class        Index       Russell 3000(R) Index     Bond Index
                --------------------   ---------------------   ------------   ---------------------   -------------
 8/31/1996              9,425                  10,000            $10,000             $10,000             $10,000
 9/30/1996              9,902                  10,505            $10,390             $10,544             $10,174
10/31/1996             10,084                  10,699            $10,386             $10,737             $10,400
11/30/1996             10,777                  11,434            $10,848             $11,494             $10,578
12/31/1996             10,583                  11,228            $10,798             $11,356             $10,479
 1/31/1997             11,027                  11,699            $11,026             $11,984             $10,512
 2/28/1997             11,104                  11,781            $11,046             $11,997             $10,538
 3/31/1997             10,736                  11,390            $10,663             $11,455             $10,421
 4/30/1997             11,235                  11,920            $10,860             $12,019             $10,577
 5/31/1997             11,949                  12,677            $11,688             $12,840             $10,678
 6/30/1997             12,471                  13,231            $12,201             $13,373             $10,805
 7/31/1997             13,295                  14,106            $12,757             $14,422             $11,097
 8/31/1997             12,571                  13,338            $12,302             $13,837             $11,002
 9/30/1997             13,246                  14,054            $12,967             $14,621             $11,164
10/31/1997             12,752                  13,530            $12,232             $14,130             $11,326
11/30/1997             13,154                  13,955            $12,238             $14,671             $11,378
12/31/1997             13,386                  14,202            $12,368             $14,965             $11,493
 1/31/1998             13,556                  14,383            $12,339             $15,043             $11,640
 2/28/1998             14,508                  15,393            $13,232             $16,119             $11,631
 3/31/1998             15,239                  16,168            $13,720             $16,918             $11,670
 4/30/1998             15,392                  16,330            $13,778             $17,084             $11,731
 5/31/1998             15,086                  16,005            $13,277             $16,663             $11,843
 6/30/1998             15,601                  16,552            $13,318             $17,226             $11,943
 7/31/1998             15,430                  16,371            $12,983             $16,913             $11,968
 8/31/1998             13,095                  13,893            $10,969             $14,322             $12,163
 9/30/1998             13,787                  14,627            $11,571             $15,299             $12,448
10/31/1998             14,947                  15,858            $12,518             $16,461             $12,382
11/30/1998             15,800                  16,763            $13,255             $17,467             $12,453
12/31/1998             16,756                  17,778            $13,854             $18,578             $12,490
 1/31/1999             17,242                  18,293            $14,056             $19,209             $12,579
 2/28/1999             16,681                  17,698            $13,467             $18,528             $12,358
 3/31/1999             17,297                  18,351            $13,972             $19,208             $12,426
 4/30/1999             17,969                  19,064            $15,014             $20,075             $12,466
 5/31/1999             17,511                  18,579            $14,799             $19,694             $12,357
 6/30/1999             18,380                  19,501            $15,590             $20,689             $12,317
 7/31/1999             17,931                  19,025            $15,400             $20,062             $12,265
 8/31/1999             17,782                  18,866            $15,293             $19,833             $12,259
 9/30/1999             17,445                  18,508            $15,126             $19,326             $12,401
10/31/1999             18,437                  19,561            $15,705             $20,539             $12,447
11/30/1999             19,026                  20,174            $16,383             $21,114             $12,446
12/31/1999             20,279                  21,506            $17,713             $22,461             $12,386
 1/31/2000             19,262                  20,444            $17,035             $21,580             $12,345
 2/29/2000             19,293                  20,477            $17,776             $21,780             $12,495
 3/31/2000             20,786                  22,071            $18,492             $23,487             $12,660
 4/30/2000             20,026                  21,279            $17,490             $22,659             $12,623
 5/31/2000             19,450                  20,672            $17,056             $22,022             $12,617
 6/30/2000             20,220                  21,504            $17,647             $22,674             $12,879
 7/31/2000             19,798                  21,048            $17,337             $22,274             $12,996
 8/31/2000             20,879                  22,210            $18,284             $23,926             $13,185
 9/30/2000             19,768                  21,037            $17,682             $22,842             $13,268
10/31/2000             19,541                  20,787            $17,178             $22,517             $13,355
11/30/2000             18,059                  19,222            $16,033             $20,442             $13,574
12/31/2000             18,248                  19,422            $16,586             $20,785             $13,827
 1/31/2001             18,790                  20,006            $17,238             $21,496             $14,054
 2/28/2001             17,152                  18,265            $16,070             $19,532             $14,176
 3/31/2001             16,057                  17,109            $14,988             $18,259             $14,247
 4/30/2001             17,263                  18,394            $16,132             $19,723             $14,187
 5/31/2001             17,241                  18,371            $16,300             $19,882             $14,272
 6/30/2001             16,798                  17,915            $16,139             $19,515             $14,326
 7/31/2001             16,522                  17,623            $15,678             $19,193             $14,647
 8/31/2001             15,636                  16,677            $15,131             $18,060             $14,816
 9/30/2001             14,242                  15,194            $13,564             $16,467             $14,989
10/31/2001             14,574                  15,556            $14,041             $16,850             $15,302
11/30/2001             15,570                  16,619            $14,999             $18,148             $15,091
12/31/2001             15,726                  16,795            $15,332             $18,404             $14,994
 1/31/2002             15,390                  16,429            $15,073             $18,173             $15,116
 2/28/2002             15,188                  16,216            $14,919             $17,801             $15,263
 3/31/2002             15,793                  16,866            $15,644             $18,582             $15,009
 4/30/2002             15,076                  16,121            $15,371             $17,607             $15,300
 5/31/2002             14,964                  15,991            $15,243             $17,403             $15,430
 6/30/2002             13,945                  14,908            $14,342             $16,150             $15,563
 7/31/2002             12,955                  13,851            $13,190             $14,866             $15,751
 8/31/2002             13,023                  13,934            $13,218             $14,936             $16,018
 9/30/2002             11,686                  12,511            $12,088             $13,367             $16,277
10/31/2002             12,554                  13,429            $12,694             $14,431             $16,202
11/30/2002             13,242                  14,179            $13,425             $15,305             $16,197
12/31/2002             12,580                  13,475            $12,920             $14,439             $16,533
 1/31/2003             12,318                  13,198            $12,665             $14,086             $16,548
 2/28/2003             12,113                  12,970            $12,466             $13,854             $16,776
 3/31/2003             12,121                  12,986            $12,492             $14,000             $16,762
 4/30/2003             13,021                  13,953            $13,441             $15,143             $16,902
 5/31/2003             13,797                  14,786            $14,405             $16,057             $17,216
 6/30/2003             13,957                  14,967            $14,708             $16,274             $17,182
 7/31/2003             14,025                  15,039            $15,105             $16,647             $16,604
 8/31/2003             14,334                  15,379            $15,630             $17,016             $16,714
 9/30/2003             14,391                  15,440            $15,739             $16,831             $17,156
10/31/2003             15,044                  16,155            $16,729             $17,850             $16,996
11/30/2003             15,249                  16,373            $17,009             $18,096             $17,037
12/31/2003             15,986                  17,180            $17,796             $18,924             $17,210
 1/31/2004             16,285                  17,509            $18,232             $19,318             $17,349
 2/29/2004             16,538                  17,777            $18,531             $19,579             $17,537
 3/31/2004             16,377                  17,606            $18,633             $19,346             $17,668
 4/30/2004             16,009                  17,216            $18,007             $18,946             $17,209
 5/31/2004             16,159                  17,387            $18,150             $19,221             $17,140
 6/30/2004             16,446                  17,704            $18,588             $19,603             $17,238
 7/31/2004             15,872                  17,082            $17,952             $18,862             $17,408
 8/31/2004             15,940                  17,155            $18,064             $18,939             $17,741
 9/30/2004             16,170                  17,411            $18,553             $19,231             $17,789
10/31/2004             16,480                  17,752            $18,953             $19,546             $17,938
11/30/2004             17,192                  18,520            $19,988             $20,455             $17,795
12/31/2004             17,773                  19,145            $20,706             $21,184             $17,959
 1/31/2005             17,333                  18,676            $20,262             $20,620             $18,071
 2/28/2005             17,692                  19,083            $20,828             $21,074             $17,965
 3/31/2005             17,391                  18,750            $20,301             $20,717             $17,873
 4/30/2005             17,055                  18,405            $19,882             $20,268             $18,114
 5/31/2005             17,519                  18,898            $20,501             $21,036             $18,310
 6/30/2005             17,641                  19,032            $20,912             $21,183             $18,411
 7/31/2005             18,247                  19,689            $21,706             $22,052             $18,243
 8/31/2005             18,247                  19,702            $21,749             $21,842             $18,477
 9/30/2005             18,479                  19,950            $22,265             $22,032             $18,286
10/31/2005             18,130                  19,590            $21,679             $21,620             $18,142
11/30/2005             18,689                  20,198            $22,543             $22,461             $18,222
12/31/2005             18,844                  20,372            $22,976             $22,482             $18,395
 1/31/2006             19,499                  21,083            $24,162             $23,232             $18,397
 2/28/2006             19,511                  21,095            $24,114             $23,274             $18,458
 3/31/2006             19,851                  21,469            $24,666             $23,677             $18,276
 4/30/2006             20,178                  21,832            $25,126             $23,933             $18,243
 5/31/2006             19,546                  21,157            $24,130             $23,167             $18,224
 6/30/2006             19,542                  21,148            $23,836             $23,208             $18,262
 7/31/2006             19,436                  21,035            $24,046             $23,186             $18,509
 8/31/2006             19,871                  21,513            $24,580             $23,754             $18,793

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

2 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND was named the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND, and prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND was named the Wells Fargo Outlook Today Fund. Performance shown for Class A, Class B, and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath Today Fund, its predecessor fund. Performance shown for Class B shares for periods prior to August 1, 1998, reflects the performance for the Class A shares of the Stagecoach LifePath Today Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND - Administrator Class was named the Wells Fargo Outlook Today Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath Today Fund, its predecessor fund, adjusted to reflect Institutional Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND - Institutional Class was named the Wells Fargo Outlook Today Fund - Select Class. Performance shown for the Institutional Class shares for periods prior to June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses.

3 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND was named the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND, and prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND was named the Wells Fargo Outlook 2010 Fund. Performance shown for Class A, Class B, and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2010 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1, 1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2010 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND - Administrator Class was named the Wells Fargo Outlook 2010 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2010 Fund, its predecessor fund, adjusted to reflect Institutional Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND - Institutional Class was named the Wells Fargo Outlook 2010 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses.

4 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND was named the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND, and prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND was named the Wells Fargo Outlook 2020 Fund. Performance shown for Class A, Class B, and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2020 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1, 1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2020 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND - Administrator Class was named the Wells Fargo Outlook 2020 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2020 Fund, its predecessor fund, adjusted to reflect Institutional Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND - Institutional Class was named the Wells Fargo Outlook 2020 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

5 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND was named the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND, and prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND was named the Wells Fargo Outlook 2030 Fund. Performance shown for Class A, Class B, and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2030 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1, 1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2030 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND - Administrator Class was named the Wells Fargo Outlook 2030 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2030 Fund, its predecessor fund, adjusted to reflect Institutional Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND - Institutional Class was named the Wells Fargo Outlook 2030 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses.

6 Prior to June 26, 2006, the WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND was named the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND, and prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND was named the Wells Fargo Outlook 2040 Fund. Performance shown for Class A, Class B, and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2040 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1, 1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2040 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND - Administrator Class was named the Wells Fargo Outlook 2040 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2040 Fund, its predecessor fund, adjusted to reflect Institutional Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND - Institutional Class was named the Wells Fargo Outlook 2040 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses.

7 The Dow Jones Target Date Indexes (each an "Index" or collectively the "Indexes" ) are a series of Indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indexes with longer time horizons have higher allocations to equity securities, while the Indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. You cannot invest directly in an Index.

8 The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an Index.

9 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

10 Portfolio allocation, fund characteristics and portfolio allocation by asset class are subject to change.

11 The charts compare the performance for each of the WELLS FARGO ADVANTAGE TARGET DATE FUNDS Class A and Administrator Class shares for the most recent ten years with their respective Dow Jones Target Date Index, the Russell 3000(R) Index and the Lehman Brothers U.S. Aggregate Bond Index. The charts assume a hypothetical $10,000 investment in Class A and Administrator Class shares and reflect all operating expenses and, for Class A shares, assume the maximum initial sales charge of 5.75%.

FUND EXPENSES (UNAUDITED)      WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                            Beginning      Ending
                                                                             Account      Account      Expenses     Net Annual
                                                                              Value        Value      Paid During    Expense
                                                                            03/01/2006   08/31/2006   the Period*     Ratio
Wells Fargo Advantage Dow Jones Target Today Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Class A
Actual                                                                      $ 1,000.00   $ 1,013.90     $  6.14       1.21%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,019.11     $  6.16       1.21%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Class B
Actual                                                                      $ 1,000.00   $ 1,010.80     $  9.98       1.97%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,015.27     $ 10.01       1.97%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Class C
Actual                                                                      $ 1,000.00   $ 1,010.80     $  9.98       1.97%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,015.27     $ 10.01       1.97%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Administrator Class
Actual                                                                      $ 1,000.00   $ 1,016.10     $  4.62       0.91%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,020.62     $  4.63       0.91%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target Today Fund - Institutional Class
Actual                                                                      $ 1,000.00   $ 1,017.10     $  3.56       0.70%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,021.68     $  3.57       0.70%
Wells Fargo Advantage Dow Jones Target 2010 Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Class A
Actual                                                                      $ 1,000.00   $ 1,018.60     $  6.21       1.22%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,019.06     $  6.21       1.22%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Class B
Actual                                                                      $ 1,000.00   $ 1,014.80     $ 10.00       1.97%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,015.27     $ 10.01       1.97%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Class C
Actual                                                                      $ 1,000.00   $ 1,014.60     $ 10.00       1.97%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,015.27     $ 10.01       1.97%

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS      FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             Beginning     Ending
                                                                              Account      Account     Expenses     Net Annual
                                                                               Value        Value     Paid During    Expense
                                                                            03/01/2006   08/31/2006   the Period*     Ratio
Wells Fargo Dow Jones Target 2010 Fund (continued)
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Administrator Class
Actual                                                                      $ 1,000.00   $ 1,020.70     $  4.74       0.93%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,020.52     $  4.74       0.93%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2010 Fund - Institutional Class
Actual                                                                      $ 1,000.00   $ 1,020.90     $  3.62       0.71%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,021.63     $  3.62       0.71%
Wells Fargo Advantage Dow Jones Target 2020 Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Class A
Actual                                                                      $ 1,000.00   $ 1,022.40     $  6.27       1.23%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,019.00     $  6.26       1.23%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Class B
Actual                                                                      $ 1,000.00   $ 1,018.90     $ 10.08       1.98%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,015.22     $ 10.06       1.98%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Class C
Actual                                                                      $ 1,000.00   $ 1,018.70     $ 10.07       1.98%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,015.22     $ 10.06       1.98%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Administrator Class
Actual                                                                      $ 1,000.00   $ 1,023.60     $  4.74       0.93%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,020.52     $  4.74       0.93%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2020 Fund - Institutional Class
Actual                                                                      $ 1,000.00   $ 1,025.30     $  3.68       0.72%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,021.58     $  3.67       0.72%
Wells Fargo Advantage Dow Jones Target 2030 Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Class A
Actual                                                                      $ 1,000.00   $ 1,017.00     $  6.30       1.24%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,018.95     $  6.31       1.24%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Class B
Actual                                                                      $ 1,000.00   $ 1,013.00     $ 10.10       1.99%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,015.17     $ 10.11       1.99%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Class C
Actual                                                                      $ 1,000.00   $ 1,012.80     $ 10.10       1.99%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,015.17     $ 10.11       1.99%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Administrator Class
Actual                                                                      $ 1,000.00   $ 1,018.30     $  4.78       0.94%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,020.47     $  4.79       0.94%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2030 Fund - Institutional Class
Actual                                                                      $ 1,000.00   $ 1,019.30     $  3.66       0.72%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,021.58     $  3.67       0.72%

FUND EXPENSES (UNAUDITED)      WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                                             Beginning    Ending
                                                                              Account     Account      Expenses     Net Annual
                                                                               Value       Value      Paid During     Expense
                                                                            03/01/2006   08/31/2006   the Period*     Ratio
Wells Fargo Advantage Dow Jones Target 2040 Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Class A
Actual                                                                      $ 1,000.00   $ 1,018.50     $  6.31       1.24%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,018.95     $  6.31       1.24%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Class B
Actual                                                                      $ 1,000.00   $ 1,014.20     $ 10.10       1.99%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,015.17     $ 10.11       1.99%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Class C
Actual                                                                      $ 1,000.00   $ 1,014.20     $ 10.10       1.99%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,015.17     $ 10.11       1.99%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Administrator Class
Actual                                                                      $ 1,000.00   $ 1,019.80     $  4.79       0.94%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,020.47     $  4.79       0.94%
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Dow Jones Target 2040 Fund - Institutional Class
Actual                                                                      $ 1,000.00   $ 1,021.30     $  3.72       0.73%
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $ 1,000.00   $ 1,021.53     $  3.72       0.73%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND    AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FACE/SHARE    SECURITY NAME                                                       VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO       $   29,472,851
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                  10,183,128
       N/A    WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                       45,336,006

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $81,904,632)             84,991,985
                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $81,904,632)*                                    100.01%               $   84,991,985

OTHER ASSETS AND LIABILITIES, NET                       (0.01)                       (9,174)
                                                       ------                --------------

TOTAL NET ASSETS                                       100.00%               $   84,982,811
                                                       ======                ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)     WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND
--------------------------------------------------------------------------------

FACE/SHARE    SECURITY NAME                                                       VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.99%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO       $  131,140,182
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                  45,837,123
       N/A    WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                       35,535,146

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $201,990,886)           212,512,451
                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $201,990,886)*                                    99.99%               $  212,512,451

OTHER ASSETS AND LIABILITIES, NET                        0.01                        17,786
                                                       ------                --------------

TOTAL NET ASSETS                                       100.00%               $  212,530,237
                                                       ======                ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND     AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FACE/SHARE    SECURITY NAME                                                      VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.07%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO       $  169,317,776
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                 205,499,550
       N/A    WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                       15,386,986

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $366,508,463)           390,204,312
                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $366,508,463)*                                   100.07%               $  390,204,312

OTHER ASSETS AND LIABILITIES, NET                       (0.07)                     (291,725)
                                                       ------                --------------

TOTAL NET ASSETS                                       100.00%               $  389,912,587
                                                       ======                ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)     WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND
--------------------------------------------------------------------------------

FACE/SHARE    SECURITY NAME                                                      VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.03%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO       $   41,700,988
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                 190,737,140
       N/A    WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                        9,511,938

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $225,965,171)           241,950,066
                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $225,965,171)*                                   100.03%               $  241,950,066

OTHER ASSETS AND LIABILITIES, NET                       (0.03)                      (72,704)
                                                       ------                --------------

TOTAL NET ASSETS                                       100.00%               $  241,877,362
                                                       ======                ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND     AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FACE/SHARE    SECURITY NAME                                                      VALUE
AMOUNT
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.09%
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO       $   17,561,928
       N/A    WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                 234,685,558
       N/A    WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                       10,309,432

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $241,362,547)           262,556,918
                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $241,362,547)*                                   100.09%               $  262,556,918

OTHER ASSETS AND LIABILITIES, NET                       (0.09)                     (231,396)
                                                       ------                --------------

TOTAL NET ASSETS                                       100.00%               $  262,325,522
                                                       ======                ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--    WELLS FARGO ADVANTAGE DOW JONES TARGET
AUGUST 31, 2006 (UNAUDITED)                                           DATE FUNDS
--------------------------------------------------------------------------------

                                                             TARGET          TARGET          TARGET          TARGET          TARGET
                                                              TODAY            2010            2020            2030            2040
                                                               FUND            FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .................   $  84,991,985   $ 212,512,451   $ 390,204,312   $ 241,950,066   $ 262,556,918
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE
   (SEE COST BELOW) ...............................      84,991,985     212,512,451     390,204,312     241,950,066     262,556,918
                                                      -------------   -------------   -------------   -------------   -------------
   CASH ...........................................          50,000          50,000          50,000          50,000          50,000
   RECEIVABLE FOR FUND SHARES ISSUED ..............          20,721         115,246         139,040          96,655          87,366
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL ASSETS ......................................      85,062,706     212,677,697     390,393,352     242,096,721     262,694,284
                                                      -------------   -------------   -------------   -------------   -------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ...............          17,699          22,563         272,020          80,979          91,616
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES
      (NOTE 3) ....................................          27,789          60,005         109,575          66,478          84,229
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER
      SERVICING AGENT .............................          28,606          52,945          83,117          51,908          64,502
   ACCRUED EXPENSES AND OTHER LIABILITIES .........           5,801          11,947          16,053          19,994         128,415
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES .................................          79,895         147,460         480,765         219,359         368,762
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL NET ASSETS ..................................   $  84,982,811   $ 212,530,237   $ 389,912,587   $ 241,877,362   $ 262,325,522
                                                      =============   =============   =============   =============   =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ................................   $  79,174,469   $ 191,615,642   $ 341,039,636   $ 206,462,886   $ 225,919,550
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .....         553,390       1,231,348       1,597,171         635,287         500,223
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
      INVESTMENTS .................................       2,167,599       9,161,682      23,579,931      18,794,294      14,711,378
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES
      DENOMINATED IN FOREIGN CURRENCIES ...........       3,087,353      10,521,565      23,695,849      15,984,895      21,194,371
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL NET ASSETS ..................................   $  84,982,811   $ 212,530,237   $ 389,912,587   $ 241,877,362   $ 262,325,522
                                                      -------------   -------------   -------------   -------------   -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ...........................   $  37,039,975   $  72,711,775   $ 148,639,099   $ 107,915,906   $ 156,515,140
   SHARES OUTSTANDING - CLASS A ...................       3,592,049       5,584,309      10,293,559       7,104,943       9,262,828
   NET ASSET VALUE PER SHARE - CLASS A ............   $       10.31   $       13.02   $       14.44   $       15.19   $       16.90
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..   $       10.94   $       13.81   $       15.32   $       16.12   $       17.93
   NET ASSETS - CLASS B ...........................   $  13,110,386   $  18,154,159   $  18,398,132   $  11,866,283   $  18,421,381
   SHARES OUTSTANDING - CLASS B ...................       1,246,815       1,392,728       1,284,936         794,780       1,130,878
   NET ASSET VALUE AND OFFERING PRICE PER
      SHARE - CLASS B .............................   $       10.52   $       13.03   $       14.32   $       14.93   $       16.29
   NET ASSETS - CLASS C ...........................   $   9,194,219   $   4,623,580   $   3,818,435   $   2,902,031   $   3,204,040
   SHARES OUTSTANDING - CLASS C ...................         876,831         351,602         264,609         193,974         196,944
   NET ASSET VALUE AND OFFERING PRICE PER
      SHARE - CLASS C .............................   $       10.49   $       13.15   $       14.43   $       14.96   $       16.27
   NET ASSETS - ADMINISTRATOR CLASS ...............   $  15,816,170   $  89,535,150   $ 157,759,269   $  89,318,369   $  66,834,947
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .......       1,508,172       6,821,700      10,803,752       5,827,293       3,903,409
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      ADMINISTRATOR CLASS .........................   $       10.49   $       13.13   $       14.60   $       15.33   $       17.12
   NET ASSETS - INSTITUTIONAL CLASS ...............   $   9,822,061   $  27,505,573   $  61,297,652   $  29,874,773   $  17,350,014
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .......         936,476       2,095,893       4,192,445       1,948,678       1,013,075
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      INSTITUTIONAL CLASS .........................   $       10.49   $       13.12   $       14.62   $       15.33   $       17.13
                                                      -------------   -------------   -------------   -------------   -------------
INVESTMENTS AT COST ...............................   $  81,904,632   $ 201,990,886   $ 366,508,463   $ 225,965,171   $ 241,362,547
                                                      =============   =============   =============   =============   =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE DOW                             STATEMENTS OF OPERATIONS--
JONES TARGET DATE FUNDS     FOR THE SIX MONTHS ENDED AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             TARGET          TARGET          TARGET          TARGET          TARGET
                                                              TODAY            2010            2020            2030            2040
                                                               FUND            FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...................................   $     255,249   $     750,224   $   1,967,753   $   1,469,449   $   1,787,402
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER
      PORTFOLIOS ..................................          76,349         281,631         848,768         692,445         832,588
   INTEREST .......................................         731,349       1,476,593       1,779,199         695,668         368,491
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER
      PORTFOLIOS ..................................         657,576       1,344,330       1,460,116         423,752         238,798
   SECURITIES LENDING INCOME, NET .................          18,615          50,308          73,118          42,187          40,117
   EXPENSES ALLOCATED FROM AFFILIATED MASTER
      PORTFOLIOS ..................................         (42,671)       (133,833)       (278,521)       (180,557)       (200,196)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER
      PORTFOLIOS ..................................           2,635           9,275          19,389          11,978          12,930
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INVESTMENT INCOME ...........................       1,699,102       3,778,528       5,869,822       3,154,922       3,080,130
                                                      -------------   -------------   -------------   -------------   -------------

EXPENSES
   ADVISORY FEES ..................................         220,223         531,184         967,371         607,445         668,371
   ADMINISTRATION FEES
      FUND LEVEL ..................................          21,701          52,597          95,773          60,027          65,907
      CLASS A .....................................          52,874         103,083         213,412         153,482         224,791
      CLASS B .....................................          19,625          26,515          26,365          17,209          26,696
      CLASS C .....................................          13,990           6,562           5,474           4,131           4,604
      ADMINISTRATOR CLASS .........................           7,719          44,054          78,243          43,872          32,296
      INSTITUTIONAL CLASS .........................           3,835          10,009          20,571          10,997           6,446
   CUSTODY FEES ...................................           5,586          13,410          24,425          15,365          16,942
   SHAREHOLDER SERVICING FEES .....................          96,520         231,706         414,581         265,771         309,393
   ACCOUNTING FEES ................................          15,146          18,051          22,109          18,749          19,302
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .....................................          52,566          71,023          70,619          46,095          71,508
      CLASS C .....................................          37,474          17,576          14,661          11,066          12,333
   PROFESSIONAL FEES ..............................           6,742           8,278           8,706           8,989           7,439
   REGISTRATION FEES ..............................          26,840          27,896          26,725          29,952          25,912
   SHAREHOLDER REPORTS ............................          10,001          20,927          30,922          25,101          26,322
   TRUSTEES' FEES .................................           4,252           4,252           4,252           4,252           4,252
   OTHER FEES AND EXPENSES ........................           3,474           4,403           7,644           5,699           3,741
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL EXPENSES ....................................         598,568       1,191,526       2,031,853       1,328,202       1,526,255
                                                      -------------   -------------   -------------   -------------   -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...         (68,855)       (135,366)       (213,096)       (158,139)       (134,784)
   NET EXPENSES ...................................         529,713       1,056,160       1,818,757       1,170,063       1,391,471
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) ......................       1,169,389       2,722,368       4,051,065       1,984,859       1,688,659
                                                      -------------   -------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
      CURRENCY TRANSLATION ........................        (246,386)        307,474         780,765         (57,067)        428,676
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ..................................       2,643,789       9,706,372      24,642,635      17,835,282      28,123,302
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ..................................           7,900          24,929          56,517          39,437          56,081
                                                      -------------   -------------   -------------   -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........       2,405,303      10,038,775      25,479,917      17,817,652      28,608,059
                                                      -------------   -------------   -------------   -------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
      CURRENCY TRANSLATION ........................      (5,499,512)    (19,192,621)    (44,300,851)    (31,706,367)    (46,853,363)
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ..................................       3,281,089      11,101,665      23,810,971      15,324,154      20,782,692
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT
      SALES ALLOCATED FROM MASTER PORTFOLIOS ......        (193,736)       (580,100)       (115,122)        660,741         411,679
                                                      -------------   -------------   -------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS ..................      (2,412,159)     (8,671,056)    (20,605,002)    (15,721,472)    (25,658,992)
                                                      =============   =============   =============   =============   =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ....................................          (6,856)      1,367,719       4,874,915       2,096,180       2,949,067
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ................................   $   1,162,533   $   4,090,087   $   8,925,980   $   4,081,039   $   4,637,726
                                                      -------------   -------------   -------------   -------------   -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...........   $      12,093   $      42,554   $      97,714   $      74,828   $     105,052

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           STATEMENTS OF CHANGES
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS                  IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     TARGET TODAY                            TARGET 2010
                                                       -------------------------------------  -------------------------------------
                                                       FOR THE SIX MONTHS            FOR THE  FOR THE SIX MONTHS            FOR THE
                                                         ENDED AUGUST 31,         YEAR ENDED    ENDED AUGUST 31,         YEAR ENDED
                                                         2006 (UNAUDITED)  FEBRUARY 28, 2006    2006 (UNAUDITED)  FEBRUARY 28, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................  $       87,862,024  $      92,417,389  $      211,373,246  $     208,067,912
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................           1,169,389          1,598,385           2,722,368          3,668,609
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........           2,405,303          1,115,544          10,038,775          2,275,785
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS .................          (2,412,159)           785,320          (8,671,056)         5,132,497
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................           1,162,533          3,499,249           4,090,087         11,076,891
                                                       ------------------  -----------------  ------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .......................................            (407,711)          (768,309)           (722,191)        (1,277,384)
      CLASS B .......................................             (95,930)          (195,741)           (115,457)          (194,648)
      CLASS C .......................................             (68,635)          (141,268)            (28,195)           (44,103)
      ADMINISTRATOR CLASS ...........................            (182,863)          (293,372)           (969,997)        (1,493,067)
      INSTITUTIONAL CLASS ...........................            (125,971)          (180,591)           (299,663)          (508,755)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .......................................                   0           (550,406)                  0           (154,206)
      CLASS B .......................................                   0           (217,774)                  0            (41,380)
      CLASS C .......................................                   0           (158,743)                  0             (9,768)
      ADMINISTRATOR CLASS ...........................                   0           (191,711)                  0           (177,157)
      INSTITUTIONAL CLASS ...........................                   0           (111,341)                  0            (44,300)
                                                       ------------------  -----------------  ------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................            (881,110)        (2,809,256)         (2,135,503)        (3,944,768)
                                                       ------------------  -----------------  ------------------  -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..............           5,634,726         17,633,706          13,385,448         22,161,217
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........             394,218          1,283,377             706,904          1,401,728
   COST OF SHARES REDEEMED - CLASS A ................          (7,663,020)       (20,072,711)        (16,474,610)       (34,000,297)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .............          (1,634,076)        (1,155,628)         (2,382,258)       (10,437,352)
                                                       ------------------  -----------------  ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..............              81,667            684,346             290,630            972,242
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..........              89,744            390,403             108,323            221,676
   COST OF SHARES REDEEMED - CLASS B ................          (1,881,979)        (6,125,572)         (2,112,673)        (8,672,352)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .............          (1,710,568)        (5,050,823)         (1,713,720)        (7,478,434)
                                                       ------------------  -----------------  ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..............             246,126            600,687             259,653            273,457
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..........              63,370            282,871              26,730             50,405
   COST OF SHARES REDEEMED - CLASS C ................          (1,915,749)        (3,877,947)           (430,021)        (1,487,122)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C .............          (1,606,253)        (2,994,389)           (143,638)        (1,163,260)
                                                       ------------------  -----------------  ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..          12,669,308         15,846,014          31,929,797         81,838,748
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS .........................................             182,803            485,083             968,934          1,668,225
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ....         (11,126,762)       (15,377,469)        (31,654,461)       (66,865,715)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
   CLASS ............................................           1,725,349            953,628           1,244,270         16,641,258
                                                       ------------------  -----------------  ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..           7,479,459         17,882,969          16,265,574         45,112,985
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS .........................................             125,971            291,933             299,663            553,055
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....          (7,540,518)       (15,173,048)        (14,367,484)       (47,055,041)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS ............................................              64,912          3,001,854           2,197,753         (1,389,001)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .......................          (3,160,636)        (5,245,358)           (797,593)        (3,826,789)
                                                       ==================  =================  ==================  =================
NET INCREASE (DECREASE) IN NET ASSETS ...............          (2,879,213)        (4,555,365)          1,156,991          3,305,334
                                                       ==================  =================  ==================  =================
ENDING NET ASSETS ...................................  $       84,982,811  $      87,862,024  $      212,530,237  $     211,373,246
                                                       ==================  =================  ==================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN
NET ASSETS                     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                                     TARGET 2020                           TARGET 2030
                                                       -------------------------------------  -------------------------------------
                                                       FOR THE SIX MONTHS            FOR THE  FOR THE SIX MONTHS            FOR THE
                                                         ENDED AUGUST 31,         YEAR ENDED    ENDED AUGUST 31,         YEAR ENDED
                                                         2006 (UNAUDITED)  FEBRUARY 28, 2006    2006 (UNAUDITED)  FEBRUARY 28, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................  $      378,037,368  $     363,585,388  $      235,177,460  $     223,402,823
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................           4,051,065          5,552,670           1,984,859          2,677,388
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........          25,479,917          6,311,306          17,817,652          5,166,143
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS .................         (20,605,002)        15,019,211         (15,721,472)        11,635,491
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................           8,925,980         26,883,187           4,081,039         19,479,022
                                                       ------------------  -----------------  ------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .......................................          (1,232,874)        (2,077,930)           (746,474)        (1,157,224)
      CLASS B .......................................             (85,732)          (125,062)            (41,077)           (41,834)
      CLASS C .......................................             (17,645)           (24,814)             (9,603)           (10,048)
      ADMINISTRATOR CLASS ...........................          (1,453,939)        (2,231,096)           (713,487)          (995,560)
      INSTITUTIONAL CLASS ...........................            (519,508)          (921,789)           (249,991)          (405,276)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .......................................                   0            (31,262)                  0         (1,679,181)
      CLASS B .......................................                   0             (3,883)                  0           (194,053)
      CLASS C .......................................                   0               (784)                  0            (47,956)
      ADMINISTRATOR CLASS ...........................                   0            (29,268)                  0         (1,240,871)
      INSTITUTIONAL CLASS ...........................                   0             (9,526)                  0           (350,261)
                                                       ------------------  -----------------  ------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................          (3,309,698)        (5,455,414)         (1,760,632)        (6,122,264)
                                                       ------------------  -----------------  ------------------  -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..............          26,897,445         58,451,710          16,607,970         29,801,790
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........           1,212,849          2,077,292             736,602          2,791,170
   COST OF SHARES REDEEMED - CLASS A ................         (37,448,704)       (64,764,289)        (21,391,783)       (37,898,402)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .............          (9,338,410)        (4,235,287)         (4,047,211)        (5,305,442)
                                                       ------------------  -----------------  ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..............             850,441          1,274,807             592,343            875,887
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..........              80,035            121,140              39,875            229,825
   COST OF SHARES REDEEMED - CLASS B ................          (1,614,591)        (9,055,377)         (1,393,267)        (5,690,772)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .............            (684,115)        (7,659,430)           (761,049)        (4,585,060)
                                                       ------------------  -----------------  ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..............             299,363            601,931             166,190            538,000
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..........              16,690             24,381               9,313             56,680
   COST OF SHARES REDEEMED - CLASS C ................            (437,142)        (1,114,174)           (462,190)          (598,261)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C .............            (121,089)          (487,862)           (286,687)            (3,581)
                                                       ------------------  -----------------  ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..          80,669,858         98,197,224          41,293,184         68,112,814
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS .........................................           1,453,939          2,260,357             713,487          2,236,430
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ....         (75,112,242)       (91,237,259)        (35,357,246)       (58,887,223)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
   CLASS ............................................           7,011,555          9,220,322           6,649,425         11,462,021
                                                       ------------------  -----------------  ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..          43,522,800         50,883,670          15,370,584         46,035,305
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS .........................................             519,508            931,315             249,991            755,537
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....         (34,651,312)       (55,628,521)        (12,795,558)       (49,940,901)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS ............................................           9,390,996         (3,813,536)          2,825,017         (3,150,059)
                                                       ------------------  -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .......................           6,258,937         (6,975,793)          4,379,495         (1,582,121)
                                                       ==================  =================  ==================  =================
NET INCREASE (DECREASE) IN NET ASSETS ...............          11,875,219         14,451,980           6,699,902         11,774,637
                                                       ==================  =================  ==================  =================
ENDING NET ASSETS ...................................  $      389,912,587  $     378,037,368  $      241,877,362  $     235,177,460
                                                       ==================  =================  ==================  =================

                                                                    TARGET 2040
                                                       -------------------------------------
                                                       FOR THE SIX MONTHS            FOR THE
                                                         ENDED AUGUST 31,         YEAR ENDED
                                                         2006 (UNAUDITED)  FEBRUARY 28, 2006
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................  $      253,715,567  $     253,466,399
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................           1,688,659          2,290,795
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........          28,608,059          4,737,620
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS .................         (25,658,992)        17,213,897
                                                       ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................           4,637,726         24,242,312
                                                       ------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .......................................            (904,095)        (1,429,158)
      CLASS B .......................................             (42,814)           (19,184)
      CLASS C .......................................              (7,344)            (5,486)
      ADMINISTRATOR CLASS ...........................            (457,478)          (545,145)
      INSTITUTIONAL CLASS ...........................            (128,120)          (196,673)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .......................................                   0                  0
      CLASS B .......................................                   0                  0
      CLASS C .......................................                   0                  0
      ADMINISTRATOR CLASS ...........................                   0                  0
      INSTITUTIONAL CLASS ...........................                   0                  0
                                                       ------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................          (1,539,851)        (2,195,646)
                                                       ------------------  -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..............          12,192,183         25,523,233
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........             887,116          1,401,541
   COST OF SHARES REDEEMED - CLASS A ................         (21,743,895)       (43,214,320)
                                                       ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .............          (8,664,596)       (16,289,546)
                                                       ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..............             431,504          1,157,289
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..........              41,092             18,535
   COST OF SHARES REDEEMED - CLASS B ................          (1,822,721)       (10,612,706)
                                                       ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .............          (1,350,125)        (9,436,882)
                                                       ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..............             102,993            389,685
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..........               6,989              5,194
   COST OF SHARES REDEEMED - CLASS C ................            (318,597)        (1,002,273)
                                                       ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C .............            (208,615)          (607,394)
                                                       ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..          53,302,420         50,666,034
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS .........................................             456,808            544,030
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ....         (39,839,298)       (45,962,204)
                                                       ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
   CLASS ............................................          13,919,930          5,247,860
                                                       ------------------  -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..           9,965,162         23,032,980
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS .........................................             128,120            196,673
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....          (8,277,796)       (23,941,189)
                                                       ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS ............................................           1,815,486           (711,536)
                                                       ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .......................           5,512,080        (21,797,498)
                                                       ==================  =================
NET INCREASE (DECREASE) IN NET ASSETS ...............           8,609,955            249,168
                                                       ==================  =================
ENDING NET ASSETS ...................................  $      262,325,522  $     253,715,567
                                                       ==================  =================

                                                        STATEMENTS OF CHANGES IN
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS                     NET ASSETS
--------------------------------------------------------------------------------

                                                               TARGET TODAY                              TARGET 2010
                                                  --------------------------------------   --------------------------------------
                                                  FOR THE SIX MONTHS             FOR THE   FOR THE SIX MONTHS             FOR THE
                                                    ENDED AUGUST 31,          YEAR ENDED     ENDED AUGUST 31,          YEAR ENDED
                                                    2006 (UNAUDITED)   FEBRUARY 28, 2006     2006 (UNAUDITED)   FEBRUARY 28, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................              550,082           1,718,860            1,039,816           1,762,721
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS A .................               38,787             126,023               55,496             111,896
   SHARES REDEEMED - CLASS A ..................             (747,470)         (1,957,969)          (1,278,114)         (2,704,208)
                                                        ------------        ------------         ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ......................             (158,601)           (113,086)            (182,802)           (829,591)
                                                        ------------        ------------         ------------        ------------
   SHARES SOLD - CLASS B ......................                7,802              65,912               22,468              77,021
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS B .................                8,654              37,600                8,499              17,643
   SHARES REDEEMED - CLASS B ..................             (179,998)           (588,447)            (163,610)           (690,272)
                                                        ------------        ------------         ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ......................             (163,542)           (484,935)            (132,643)           (595,608)
                                                        ------------        ------------         ------------        ------------
   SHARES SOLD - CLASS C ......................               23,464              57,878               19,801              21,691
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS C .................                6,126              27,318                2,079               3,975
   SHARES REDEEMED - CLASS C ..................             (183,873)           (373,958)             (33,058)           (117,450)
                                                        ------------        ------------         ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C ......................             (154,283)           (288,762)             (11,178)            (91,784)
                                                        ------------        ------------         ------------        ------------
   SHARES SOLD - ADMINISTRATOR CLASS ..........            1,215,537           1,526,847            2,461,611           6,425,595
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - ADMINISTRATOR CLASS .....               17,701              46,885               75,428             132,012
   SHARES REDEEMED - ADMINISTRATOR CLASS ......           (1,068,954)         (1,482,989)          (2,439,616)         (5,245,838)
                                                        ------------        ------------         ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - ADMINISTRATOR CLASS ..........              164,284              90,743               97,423           1,311,769
                                                        ------------        ------------         ------------        ------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........              716,147           1,722,516            1,256,629           3,555,226
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - INSTITUTIONAL CLASS .....               12,193              28,220               23,346              43,910
   SHARES REDEEMED - INSTITUTIONAL CLASS ......             (722,178)         (1,460,841)          (1,108,088)         (3,704,314)
                                                        ------------        ------------         ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS ..........                6,162             289,895              171,887            (105,178)
                                                        ------------        ------------         ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ..             (305,980)           (506,145)             (57,313)          (310,392)
                                                        ============        ============         ============        ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ..............................         $    553,390        $    265,111         $  1,231,348        $    644,483
                                                        ============        ============         ============        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN
NET ASSETS                     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                               TARGET  2020                             TARGET 2030
                                                  --------------------------------------   --------------------------------------
                                                  FOR THE SIX MONTHS             FOR THE   FOR THE SIX MONTHS             FOR THE
                                                    ENDED AUGUST 31,          YEAR ENDED     ENDED AUGUST 31,          YEAR ENDED
                                                    2006 (UNAUDITED)   FEBRUARY 28, 2006     2006 (UNAUDITED)   FEBRUARY 28, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................            1,883,872           4,307,850            1,106,404           2,066,761
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS A .................               86,117             153,447               49,714             191,901
   SHARES REDEEMED - CLASS A ..................           (2,624,540)         (4,769,016)          (1,423,454)         (2,622,838)
                                                        ------------        ------------          -----------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ......................             (654,551)           (307,719)            (267,336)           (364,176)
                                                        ------------        ------------          -----------        ------------
   SHARES SOLD - CLASS B ......................               59,998              95,129               39,786              62,106
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS B .................                5,741               9,019                2,753              15,966
   SHARES REDEEMED - CLASS B ..................             (114,365)           (675,040)             (94,098)           (403,467)
                                                        ------------        ------------          -----------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ......................              (48,626)           (570,892)             (51,559)           (325,395)
                                                        ------------        ------------          -----------        ------------
   SHARES SOLD - CLASS C ......................               20,949              44,591               11,332              37,810
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS C .................                1,188               1,801                  642               3,928
   SHARES REDEEMED - CLASS C ..................              (30,629)            (82,648)             (31,168)            (42,165)
                                                        ------------        ------------          -----------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C ......................               (8,492)            (36,256)             (19,194)               (427)
                                                        ------------        ------------          -----------        ------------
   SHARES SOLD - ADMINISTRATOR CLASS ..........            5,619,118           7,126,366            2,712,435           4,688,296
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS -ADMINISTRATOR CLASS ......              102,117             165,063               47,730             152,512
   SHARES REDEEMED - ADMINISTRATOR CLASS ......           (5,231,596)         (6,630,275)          (2,326,863)         (4,049,418)
                                                        ------------        ------------          -----------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING -ADMINISTRATOR CLASS ...........              489,639             661,154              433,302             791,390
                                                        ------------        ------------          -----------        ------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........            3,037,934           3,696,751            1,019,091           3,168,712
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - INSTITUTIONAL CLASS .....               36,445              68,123               16,720              51,762
   SHARES REDEEMED - INSTITUTIONAL CLASS ......           (2,415,240)         (4,030,537)            (847,785)         (3,423,647)
                                                        ------------        ------------          -----------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS ..........              659,139            (265,663)             188,026            (203,173)
                                                        ------------        ------------          -----------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ..              437,109            (519,376)             283,239            (101,781)
                                                        ============        ============          ===========        ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ..............................         $  1,597,171        $    855,804          $   635,287        $    411,060
                                                        ============        ============          ===========        ============

                                                               TARGET 2040
                                                  --------------------------------------
                                                  FOR THE SIX MONTHS             FOR THE
                                                    ENDED AUGUST 31,          YEAR ENDED
                                                    2006 (UNAUDITED)   FEBRUARY 28, 2006
----------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................              728,316           1,638,228
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS A .................               54,138              89,883
   SHARES REDEEMED - CLASS A ..................           (1,299,505)         (2,760,359)
                                                         -----------         -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ......................             (517,051)         (1,032,248)
                                                         -----------         -----------
   SHARES SOLD - CLASS B ......................               26,638              77,020
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS B .................                2,617               1,266
   SHARES REDEEMED - CLASS B ..................             (112,779)           (713,373)
                                                         -----------         -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ......................              (83,524)           (635,087)
                                                         -----------         -----------
   SHARES SOLD - CLASS C ......................                6,392              26,226
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS C .................                  446                 355
   SHARES REDEEMED - CLASS C ..................              (19,896)            (66,731)
                                                         -----------         -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C ......................              (13,058)            (40,150)
                                                         -----------         -----------
   SHARES SOLD - ADMINISTRATOR CLASS ..........            3,128,693           3,195,085
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - ADMINISTRATOR CLASS .....               27,506              34,307
   SHARES REDEEMED - ADMINISTRATOR CLASS ......           (2,341,497)         (2,899,767)
                                                         -----------         -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - ADMINISTRATOR CLASS ..........              814,702             329,625
                                                         -----------         -----------
   SHARES SOLD - INSTITUTIONAL CLASS ..........              588,798           1,450,573
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - INSTITUTIONAL CLASS .....                7,713              12,487
   SHARES REDEEMED - INSTITUTIONAL CLASS ......             (489,383)         (1,507,882)
                                                         -----------         -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS ..........              107,128             (44,822)
                                                         -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ..              308,197          (1,422,682)
                                                         ===========         ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ..............................          $   500,223         $   351,415
                                                         ===========         ===========

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                BEGINNING          NET     NET REALIZED   DISTRIBUTIONS   DISTRIBUTIONS
                                                NET ASSET   INVESTMENT   AND UNREALIZED        FROM NET        FROM NET      RETURN
                                                VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED          OF
                                                    SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS     CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
TARGET TODAY
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $10.28         0.14             0.00           (0.11)           0.00        0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $10.20         0.20             0.23           (0.20)          (0.15)       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $10.17         0.17             0.05           (0.16)          (0.03)       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $ 8.96         0.15             1.22           (0.16)           0.00        0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $ 9.79         0.21            (0.66)          (0.22)          (0.16)       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $ 9.94         0.29            (0.09)          (0.29)          (0.06)       0.00

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $10.48         0.11            (0.00)          (0.07)           0.00        0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $10.39         0.13             0.23           (0.12)          (0.15)       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $10.35         0.10             0.05           (0.08)          (0.03)       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $ 9.12         0.09             1.24           (0.10)           0.00        0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $ 9.96         0.15            (0.66)          (0.17)          (0.16)       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $10.11         0.23            (0.08)          (0.24)          (0.06)       0.00

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $10.45         0.11             0.00           (0.07)           0.00        0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $10.36         0.13             0.23           (0.12)          (0.15)       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $10.33         0.10             0.05           (0.09)          (0.03)       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $ 9.11         0.08             1.24           (0.10)           0.00        0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $ 9.94         0.16            (0.66)          (0.17)          (0.16)       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $10.09         0.23            (0.08)          (0.24)          (0.06)       0.00

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $10.45         0.17             0.00           (0.13)           0.00        0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $10.37         0.23             0.23           (0.23)          (0.15)       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $10.33         0.21             0.06           (0.20)          (0.03)       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $ 9.10         0.19             1.23           (0.19)           0.00        0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $ 9.94         0.23            (0.66)          (0.25)          (0.16)       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $10.08         0.30            (0.07)          (0.31)          (0.06)       0.00

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $10.45         0.18             0.00           (0.14)           0.00        0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $10.37         0.26             0.22           (0.25)          (0.15)       0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........    $10.09         0.14             0.29           (0.12)          (0.03)       0.00

TARGET 2010
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $12.91         0.17             0.07           (0.13)           0.00        0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $12.48         0.23             0.44           (0.21)          (0.03)       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $12.22         0.18             0.25           (0.17)           0.00        0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $10.25         0.15             1.98           (0.16)           0.00        0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $11.65         0.19            (1.33)          (0.20)          (0.06)       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $12.22         0.28            (0.45)          (0.27)          (0.13)       0.00

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $12.92         0.12             0.07           (0.08)           0.00        0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $12.48         0.14             0.44           (0.11)          (0.03)       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $12.23         0.11             0.22           (0.08)           0.00        0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $10.26         0.08             1.98           (0.09)           0.00        0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $11.66         0.13            (1.33)          (0.14)          (0.06)       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $12.23         0.20            (0.43)          (0.21)          (0.13)       0.00

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $13.04         0.12             0.07           (0.08)           0.00        0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $12.59         0.14             0.45           (0.11)          (0.03)       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $12.33         0.11             0.22           (0.07)           0.00        0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $10.35         0.07             2.00           (0.09)           0.00        0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $11.75         0.13            (1.33)          (0.14)          (0.06)       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $12.32         0.20            (0.43)          (0.21)          (0.13)       0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS           WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                   ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                NET ASSET   -----------------------------------------------
                                                VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET        TOTAL
                                                    SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES    RETURN(2)
------------------------------------------------------------------------------------------------------------------------
TARGET TODAY
------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $10.31            1.41%      1.35%    (0.14)%      1.21%       1.39%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $10.28            1.96%      1.38%    (0.13)%      1.25%       4.31%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $10.20            1.73%      1.34%    (0.07)%      1.27%       2.23%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $10.17            1.58%      1.36%    (0.08)%      1.28%      15.41%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $ 8.96            2.12%      1.60%    (0.30)%      1.30%      (4.63)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $ 9.79            2.85%      1.63%    (0.33)%      1.30%       2.06%

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $10.52            1.02%      2.10%    (0.13)%      1.97%       1.08%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $10.48            1.21%      2.12%    (0.12)%      2.00%       3.50%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $10.39            0.97%      2.09%    (0.07)%      2.02%       1.49%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $10.35            0.91%      2.11%    (0.16)%      1.95%      14.65%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $ 9.12            1.60%      2.28%    (0.48)%      1.80%      (5.15)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $ 9.96            2.31%      2.26%    (0.46)%      1.80%       1.54%

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $10.49            1.02%      2.10%    (0.13)%      1.97%       1.08%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $10.45            1.21%      2.12%    (0.12)%      2.00%       3.52%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $10.36            0.98%      2.09%    (0.07)%      2.02%       1.43%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $10.33            0.88%      2.10%    (0.14)%      1.96%      14.61%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $ 9.11            1.61%      2.23%    (0.43)%      1.80%      (5.06)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $ 9.94            2.32%      2.26%    (0.46)%      1.80%       1.52%

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $10.49            1.56%      1.17%    (0.26)%      0.91%       1.61%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $10.45            2.26%      1.18%    (0.23)%      0.95%       4.55%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $10.37            2.04%      1.01%    (0.04)%      0.97%       2.60%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $10.33            1.89%      1.03%    (0.06)%      0.97%      15.73%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $ 9.10            2.42%      1.17%    (0.17)%      1.00%      (4.32)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $ 9.94            3.06%      1.29%    (0.26)%      1.03%       2.40%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $10.49            1.67%      0.89%    (0.19)%      0.70%       1.71%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $10.45            2.46%      0.93%    (0.18)%      0.75%       4.76%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........    $10.37            2.41%      0.91%    (0.16)%      0.75%       4.26%

TARGET 2010
------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $13.02            1.25%      1.30%    (0.08)%      1.22%       1.86%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $12.91            1.72%      1.33%    (0.08)%      1.25%       5.39%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $12.48            1.52%      1.30%    (0.03)%      1.27%       3.60%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $12.22            1.36%      1.33%    (0.05)%      1.28%      20.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $10.25            1.69%      1.44%    (0.14)%      1.30%      (9.86)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $11.65            2.25%      1.53%    (0.23)%      1.30%      (1.43)%

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $13.03            0.87%      2.05%    (0.08)%      1.97%       1.48%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $12.92            0.98%      2.08%    (0.08)%      2.00%       4.64%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $12.48            0.76%      2.05%    (0.03)%      2.02%       2.70%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $12.23            0.70%      2.09%    (0.14)%      1.95%      20.16%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $10.26            1.19%      2.13%    (0.33)%      1.80%     (10.34)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $11.66            1.73%      2.12%    (0.32)%      1.80%      (1.92)%

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..    $13.15            0.88%      2.05%    (0.08)%      1.97%       1.46%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............    $13.04            0.97%      2.08%    (0.08)%      2.00%       4.69%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............    $12.59            0.76%      2.05%    (0.03)%      2.02%       2.72%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............    $12.33            0.67%      2.08%    (0.12)%      1.96%      20.13%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............    $10.35            1.18%      2.21%    (0.41)%      1.80%     (10.29)%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............    $11.75            1.74%      2.12%    (0.32)%      1.80%      (1.90)%

                                                   PORTFOLIO     NET ASSETS AT
                                                    TURNOVER     END OF PERIOD
                                                     RATE(3)   (000'S OMITTED)
------------------------------------------------------------------------------
TARGET TODAY
------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..           78%          $37,040
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............           36%          $38,547
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............          106%          $39,418
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............           33%          $39,856
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............           53%          $33,299
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............           51%          $41,543

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..           78%          $13,110
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............           36%          $14,778
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............          106%          $19,690
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............           33%          $22,616
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............           53%          $19,428
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............           51%          $16,678

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..           78%          $ 9,194
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............           36%          $10,774
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............          106%          $13,680
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............           33%          $13,800
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............           53%          $ 7,822
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............           51%          $ 7,678

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..           78%          $15,816
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............           36%          $14,042
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............          106%          $12,989
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............           33%          $12,410
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............           53%          $ 8,732
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............           51%          $ 9,052

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..           78%          $ 9,822
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............           36%          $ 9,721
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........          106%          $ 6,640

TARGET 2010
------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          106%          $72,712
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............           38%          $74,437
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............           81%          $82,296
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............           31%          $88,910
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............           65%          $68,977
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............           39%          $89,878

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          106%          $18,154
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............           38%          $19,711
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............           81%          $26,480
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............           31%          $34,284
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............           65%          $32,831
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............           39%          $41,166

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          106%          $ 4,624
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............           38%          $ 4,729
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............           81%          $ 5,724
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............           31%          $ 8,190
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............           65%          $ 5,631
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............           39%          $ 5,919

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  BEGINNING          NET     NET REALIZED   DISTRIBUTIONS   DISTRIBUTIONS
                                                  NET ASSET   INVESTMENT   AND UNREALIZED        FROM NET        FROM NET     RETURN
                                                  VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED         OF
                                                      SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS    CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
TARGET 2010 (CONTINUED)

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $13.01         0.18             0.09           (0.15)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $12.57         0.26             0.46           (0.25)          (0.03)      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $12.32         0.22             0.24           (0.21)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $10.33         0.19             1.99           (0.19)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $11.75         0.21            (1.33)          (0.24)          (0.06)      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $12.32         0.29            (0.43)          (0.30)          (0.13)      0.00

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $13.01         0.20             0.07           (0.16)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $12.57         0.28             0.46           (0.27)          (0.03)      0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........      $12.08         0.15             0.47           (0.13)           0.00       0.00

TARGET 2020
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.24         0.15             0.17           (0.12)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $13.44         0.19             0.80           (0.19)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $12.96         0.16             0.47           (0.15)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $10.36         0.14             2.60           (0.14)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $12.29         0.14            (1.93)          (0.14)           0.00       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.28         0.13            (0.87)          (0.14)          (0.11)      0.00

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.12         0.10             0.17           (0.07)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $13.33         0.10             0.77           (0.08)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $12.85         0.08             0.45           (0.05)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $10.28         0.06             2.57           (0.06)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $12.18         0.07            (1.90)          (0.07)           0.00       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.17         0.07            (0.87)          (0.08)          (0.11)      0.00

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.23         0.09             0.17           (0.06)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $13.43         0.09             0.79           (0.08)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $12.93         0.09             0.44           (0.03)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $10.34         0.06             2.60           (0.07)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $12.26         0.07            (1.92)          (0.07)           0.00       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.25         0.07            (0.87)          (0.08)          (0.11)      0.00

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.40         0.16             0.18           (0.14)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $13.58         0.23             0.82           (0.23)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $13.10         0.22             0.45           (0.19)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $10.47         0.18             2.62           (0.17)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $12.42         0.17            (1.94)          (0.18)           0.00       0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.42         0.16            (0.87)          (0.18)          (0.11)      0.00

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.41         0.19             0.17           (0.15)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $13.60         0.25             0.81           (0.25)           0.00       0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........      $12.87         0.09             0.76           (0.12)           0.00       0.00

TARGET 2030
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $15.04         0.11             0.14           (0.10)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $14.21         0.16(5)          1.05           (0.15)          (0.23)      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $13.53         0.16             0.67           (0.15)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $10.48         0.13             3.17           (0.13)          (0.12)      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $13.34         0.11            (2.40)          (0.12)          (0.45)      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $15.13         0.12            (1.43)          (0.12)          (0.36)      0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS           WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                     ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  NET ASSET   -----------------------------------------------
                                                  VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                      SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-------------------------------------------------------------------------------------------------------------
TARGET 2010 (CONTINUED)

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $13.13            1.40%      1.12%    (0.19)%      0.93%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $13.01            2.02%      1.14%    (0.19)%      0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $12.57            1.82%      0.97%     0.00%       0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $12.32            1.66%      1.00%    (0.04)%      0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.33            1.98%      1.05%    (0.05)%      1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $11.75            2.48%      1.21%    (0.18)%      1.03%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $13.12            1.52%      0.85%    (0.14)%      0.71%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $13.01            2.23%      0.88%    (0.13)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........      $12.57            2.20%      0.87%    (0.12)%      0.75%

TARGET 2020
-------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.44            0.99%      1.29%    (0.06)%      1.23%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $14.24            1.39%      1.32%    (0.07)%      1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $13.44            1.31%      1.31%    (0.04)%      1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $12.96            1.16%      1.32%    (0.04)%      1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.36            1.16%      1.42%    (0.12)%      1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $12.29            1.35%      1.50%    (0.20)%      1.30%

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.32            0.61%      2.04%    (0.06)%      1.98%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $14.12            0.66%      2.06%    (0.06)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $13.33            0.55%      2.07%    (0.05)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $12.85            0.51%      2.08%    (0.13)%      1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.28            0.66%      2.13%    (0.33)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $12.18            0.85%      2.08%    (0.28)%      1.80%

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.43            0.61%      2.04%    (0.06)%      1.98%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $14.23            0.65%      2.07%    (0.07)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $13.43            0.54%      2.07%    (0.05)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $12.93            0.47%      2.07%    (0.11)%      1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.34            0.66%      2.20%    (0.40)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $12.26            0.83%      2.08%    (0.28)%      1.80%

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.60            1.14%      1.11%    (0.18)%      0.93%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $14.40            1.69%      1.12%    (0.17)%      0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $13.58            1.61%      0.98%    (0.01)%      0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $13.10            1.48%      0.99%    (0.03)%      0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.47            1.46%      1.01%    (0.01)%      1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $12.42            1.60%      1.18%    (0.15)%      1.03%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.62            1.25%      0.84%    (0.12)%      0.72%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $14.41            1.90%      0.87%    (0.12)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........      $13.60            1.89%      0.88%    (0.13)%      0.75%

TARGET 2030
-------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $15.19            0.77%      1.32%    (0.08)%      1.24%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $15.04            1.08%      1.34%    (0.09)%      1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $14.21            1.17%      1.31%    (0.04)%      1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $13.53            1.15%      1.33%    (0.05)%      1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.48            0.88%      1.52%    (0.22)%      1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.34            0.81%      1.57%    (0.27)%      1.30%

                                                              PORTFOLIO     NET ASSETS AT
                                                      TOTAL    TURNOVER     END OF PERIOD
                                                  RETURN(2)     RATE(3)   (000'S OMITTED)
-----------------------------------------------------------------------------------------
TARGET 2010 (CONTINUED)

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..        2.07%        106%        $  89,535
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............        5.76%         38%        $  87,473
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............        3.81%         81%        $  68,055
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............       21.33%         31%        $  63,530
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............       (9.60)%        65%        $  42,649
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............       (1.14)%        39%        $  36,548

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..        2.09%        106%        $  27,506
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............        5.97%         38%        $  25,023
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........        5.20%         81%        $  25,512

TARGET 2020
-----------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..        2.24%         97%        $ 148,639
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............        7.44%         30%        $ 155,896
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............        4.92%         60%        $ 151,258
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............       26.58%         31%        $ 139,981
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      (14.65)%        62%        $ 105,206
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............       (5.57)%        29%        $ 137,265

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..        1.89%         97%        $  18,398
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............        6.58%         30%        $  18,833
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............        4.13%         60%        $  25,378
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............       25.71%         31%        $  32,803
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      (15.04)%        62%        $  31,052
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............       (6.09)%        29%        $  43,280

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..        1.87%         97%        $   3,818
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............        6.64%         30%        $   3,887
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............        4.09%         60%        $   4,155
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............       25.79%         31%        $   8,040
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      (15.12)%        62%        $   5,330
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............       (6.06)%        29%        $   6,767

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..        2.36%         97%        $ 157,759
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............        7.83%         30%        $ 148,494
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............        5.17%         60%        $ 131,133
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............       26.96%         31%        $ 116,214
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      (14.35)%        62%        $  89,948
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............       (5.30)%        29%        $  94,895

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..        2.53%         97%        $  61,298
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............        7.96%         30%        $  50,928
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........        6.61%         60%        $  51,662

TARGET 2030
-----------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..        1.70%         74%        $ 107,916
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............        8.63%         24%        $ 110,900
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............        6.17%         48%        $ 109,923
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............       31.73%         27%        $ 106,449
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      (17.40)%        68%        $  75,953
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............       (8.68)%        27%        $ 100,884

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 BEGINNING         NET       NET REALIZED   DISTRIBUTIONS   DISTRIBUTIONS
                                                 NET ASSET  INVESTMENT     AND UNREALIZED        FROM NET        FROM NET    RETURN
                                                 VALUE PER      INCOME     GAIN (LOSS) ON      INVESTMENT        REALIZED        OF
                                                     SHARE      (LOSS)        INVESTMENTS          INCOME           GAINS   CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
TARGET 2030 (CONTINUED)

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $14.79        0.06              0.13           (0.05)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............     $13.97        0.05(5)           1.04           (0.04)          (0.23)      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............     $13.31        0.06              0.64           (0.04)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............     $10.32        0.06              3.11           (0.06)          (0.12)      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     $13.13        0.04             (2.35)          (0.05)          (0.45)      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     $14.88        0.05             (1.39)          (0.05)          (0.36)      0.00

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $14.82        0.06              0.13           (0.05)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............     $14.00        0.05(5)           1.05           (0.05)          (0.23)      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............     $13.32        0.05              0.65           (0.02)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............     $10.33        0.06              3.12           (0.07)          (0.12)      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     $13.14        0.05             (2.36)          (0.05)          (0.45)      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     $14.90        0.04             (1.39)          (0.05)          (0.36)      0.00

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $15.18        0.14              0.14           (0.13)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............     $14.33        0.20(5)           1.08           (0.20)          (0.23)      0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............     $13.65        0.21              0.66           (0.19)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............     $10.57        0.18              3.19           (0.17)          (0.12)      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     $13.45        0.14             (2.41)          (0.16)          (0.45)      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     $15.24        0.15             (1.42)          (0.16)          (0.36)      0.00

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $15.18        0.13              0.16           (0.14)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............     $14.33        0.23(5)           1.07           (0.22)          (0.23)      0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........     $13.42        0.08              0.94           (0.11)           0.00       0.00

TARGET 2040
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $16.69        0.12              0.19           (0.10)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............     $15.27        0.14(5)           1.42           (0.14)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............     $14.40        0.14(5)           0.86           (0.13)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............     $10.65        0.12(5)           3.75           (0.12)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     $13.55        0.08(5)          (2.81)          (0.08)          (0.09)      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     $15.50        0.03             (1.80)           0.00           (0.18)      0.00

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $16.10       (0.02)             0.25           (0.04)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............     $14.72        0.03(5)           1.36           (0.01)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............     $13.86        0.04(5)           0.82            0.00            0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............     $10.28        0.04(5)           3.61           (0.07)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     $13.08        0.02(5)          (2.70)          (0.03)          (0.09)      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     $15.05       (0.05)            (1.74)           0.00           (0.18)      0.00

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $16.08        0.03              0.20           (0.04)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............     $14.71        0.03(5)           1.36           (0.02)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............     $13.86        0.04(5)           0.81            0.00            0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............     $10.28        0.03(5)           3.62           (0.07)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     $13.09        0.02(5)          (2.71)          (0.03)          (0.09)      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     $15.06       (0.04)            (1.75)           0.00           (0.18)      0.00

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $16.91        0.10              0.23           (0.12)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............     $15.48        0.19(5)           1.43           (0.19)           0.00       0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............     $14.59        0.19(5)           0.88           (0.18)           0.00       0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............     $10.77        0.16(5)           3.81           (0.15)           0.00       0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     $13.71        0.12(5)          (2.85)          (0.12)          (0.09)      0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     $15.64        0.07             (1.82)           0.00           (0.18)      0.00

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $16.91        0.17              0.19           (0.14)           0.00       0.00
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............     $15.47        0.23(5)           1.43           (0.22)           0.00       0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........     $14.47        0.15(5)           1.06           (0.21)           0.00       0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS           WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                                     ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  NET ASSET   -----------------------------------------------
                                                  VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                      SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-------------------------------------------------------------------------------------------------------------
TARGET 2030 (CONTINUED)

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.93            0.39%      2.07%    (0.08)%      1.99%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $14.79            0.35%      2.09%    (0.09)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $13.97            0.43%      2.06%    (0.04)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $13.31            0.50%      2.09%    (0.15)%      1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.32            0.38%      2.21%    (0.41)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.13            0.30%      2.17%    (0.37)%      1.80%

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $14.96            0.39%      2.07%    (0.08)%      1.99%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $14.82            0.33%      2.10%    (0.10)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $14.00            0.43%      2.07%    (0.05)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $13.32            0.45%      2.08%    (0.12)%      1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.33            0.39%      2.44%    (0.64)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.14            0.29%      2.17%    (0.37)%      1.80%

ADMINISTRATOR CLASS                                  $15.33            0.92%      1.14%    (0.20)%      0.94%
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $15.18            1.37%      1.14%    (0.19)%      0.95%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $14.33            1.47%      0.98%    (0.02)%      0.96%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $13.65            1.46%      1.00%    (0.04)%      0.96%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $10.57            1.17%      1.07%    (0.07)%      1.00%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $13.45            1.05%      1.24%    (0.21)%      1.03%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $15.33            1.03%      0.87%    (0.15)%      0.72%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $15.18            1.60%      0.89%    (0.14)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........      $14.33            1.74%      0.87%    (0.12)%      0.75%

TARGET 2040
-------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $16.90            0.63%      1.31%    (0.07)%      1.24%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $16.69            0.92%      1.27%    (0.02)%      1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $15.27            1.01%      1.28%    (0.01)%      1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $14.40            0.95%      1.33%    (0.06)%      1.27%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.65            0.65%      1.49%    (0.19)%      1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.55            0.24%      1.55%    (0.25)%      1.30%

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $16.29            0.25%      2.06%    (0.07)%      1.99%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $16.10            0.19%      2.02%    (0.02)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $14.72            0.26%      2.03%    (0.01)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $13.86            0.31%      2.09%    (0.15)%      1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.28            0.15%      2.23%    (0.43)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.08           (0.27)%     2.14%    (0.34)%      1.80%

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $16.27            0.25%      2.06%    (0.07)%      1.99%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $16.08            0.17%      2.02%    (0.02)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $14.71            0.26%      2.03%    (0.01)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $13.86            0.28%      2.08%    (0.14)%      1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.28            0.15%      2.31%    (0.51)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.09           (0.27)%     2.14%    (0.34)%      1.80%

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $17.12            0.78%      1.13%    (0.19)%      0.94%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $16.91            1.22%      1.08%    (0.13)%      0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............      $15.48            1.31%      0.95%     0.00 %      0.95%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      $14.59            1.29%      1.01%    (0.05)%      0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............      $10.77            0.96%      1.03%    (0.03)%      1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      $13.71            0.54%      1.22%    (0.20)%      1.02%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..      $17.13            0.88%      0.86%    (0.13)%      0.73%
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      $16.91            1.42%      0.83%    (0.08)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........      $15.47            1.55%      0.85%    (0.10)%      0.75%

                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                   RETURN(2)     RATE(3)   (000'S OMITTED)
------------------------------------------------------------------------------------------
TARGET 2030 (CONTINUED)

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.30%          74%         $  11,866
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............       7.86%          24%         $  12,518
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............       5.28%          48%         $  16,372
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      30.82%          27%         $  21,131
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     (17.76)%         68%         $  20,319
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      (9.10)%         27%         $  27,913

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.28%          74%         $   2,902
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............       7.89%          24%         $   3,159
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............       5.26%          48%         $   2,991
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      30.88%          27%         $   5,559
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     (17.78)%         68%         $   2,791
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      (9.12)%         27%         $   3,412

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.83%          74%         $  89,318
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............       9.03%          24%         $  81,874
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............       6.42%          48%         $  65,968
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      32.13%          27%         $  56,586
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     (17.10)%         68%         $  35,203
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............      (8.47)%         27%         $  30,749

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.93%          74%         $  29,875
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............       9.24%          24%         $  26,726
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........       7.64%          48%         $  28,149

TARGET 2040
-------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.85%          64%         $ 156,515
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      10.28%          11%         $ 163,232
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............       6.98%          29%         $ 165,145
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      36.52%          18%         $ 156,806
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     (20.24)%         54%         $ 111,546
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     (11.45)%         14%         $ 169,829

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.42%          64%         $  18,421
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............       9.47%          11%         $  19,547
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............       6.20%          29%         $  27,229
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      35.58%          18%         $  42,603
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     (20.60)%         54%         $  43,980
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     (11.93)%         14%         $  67,290

CLASS C
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.42%          64%         $   3,204
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............       9.49%          11%         $   3,376
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............       6.13%          29%         $   3,681
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      35.62%          18%         $   5,146
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     (20.66)%         54%         $   3,767
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     (11.92)%         14%         $   5,432

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.98%          64%         $  66,835
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      10.55%          11%         $  52,239
MARCH 1, 2004 TO FEBRUARY 28, 2005 ............       7.35%          29%         $  42,700
MARCH 1, 2003 TO FEBRUARY 29, 2004 ............      37.06%          18%         $  33,396
MARCH 1, 2002 TO FEBRUARY 28, 2003 ............     (20.02)%         54%         $  29,829
MARCH 1, 2001 TO FEBRUARY 28, 2002 ............     (11.22)%         14%         $  33,976

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       2.13%          64%         $  17,350
MARCH 1, 2005 TO FEBRUARY 28, 2006 ............      10.83%          11%         $  15,322
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .........       8.37%          29%         $  14,712

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3) Portfolio turnover rates presented for periods of less than one year are not annualized.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)                    WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, and Target 2040 Fund.

      At their March 31, 2006 meeting, the Trustees unanimously approved a recommendation to change the investment strategies of the Outlook Funds to replicate, before fees and expenses, the return of the Dow Jones Target Date Indexes for many reasons, including providing shareholders with greater diversification. In addition, the Trustees approved converting the structure (the "Structural Conversion") of each Outlook Fund from a stand-alone fund that invests directly in a portfolio of individual securities to a fund-of-funds structure in which each Outlook Fund invests substantially all of its assets in master portfolios or other registered investment companies (a "Gateway Blended Fund" structure) to allow the Outlook Funds to more closely track the Dow Jones Target Date Indexes. In connection with the approval of the new investment strategies, the Trustees approved changing the names of the Funds from Outlook Today, Outlook 2010, Outlook 2020, Outlook 2030, and Outlook 2040 to Target Today, Target 2010, Target 2020, Target 2030, and Target 2040 respectively.

      At the Board meeting held on March 31, 2006, the Trustees also approved replacing Barclays Global Fund Advisors ("BGFA") with Global Index Advisors, Inc. ("GIA") as subadviser to the Target Funds and unanimously approved a subadvisory agreement with GIA. Funds Management will be solely responsible for paying GIA's subadvisory fees of 0.06% out of the 0.25% advisory fee it receives.

      All these changes were implemented at the close of business on June 26, 2006.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

      The Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, and Target 2040 Fund each seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio," collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, and Target 2040 Fund as of August 31, 2006 are as follows:

                                     Target Today   Target 2010   Target 2020   Target 2030   Target 2040
---------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                1%             7%           30%           28%           34%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO         8%            34%           43%           11%            4%
---------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                    39%            31%           13%            8%            9%
---------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE DOW JONESTARGET DATE FUNDS                     (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For U.S. federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of Fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for U.S. federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their U.S. federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2006.

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                                Year Expires    Capital Loss Carryforwards
--------------------------------------------------------------------------------
TARGET 2040                            2012                  $12,876,235
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management also acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services. Effective June 26, 2006, GIA replaced BGFA as subadviser to the Funds. For providing subadvisory services, GIA is entitled to receive from each Fund a subadvisory fee of 0.06% based on each Fund's average daily net assets. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Prior to June 26, 2006, the Target Today Fund, Target 2010, Target 2020, Target 2030, and Target 2040 invested their assets directly in a portfolio of securities. Accordingly, Funds Management and BGFA were entitled to receive advisory and subadvisory fees for their services, paid monthly, at the following annual rates:

                                    Advisory Fees                                           Subadvisory
                                        (% of                                               Fees (% of
                 Average Daily      Average Daily                       Average Daily      Average Daily
Fund               Net Assets        Net Assets)       Subadviser         Net Assets        Net Assets)
--------------------------------------------------------------------------------------------------------
TARGET TODAY   First $500 million       0.650       Barclays Global   First $100 million       0.250
                Next $500 million       0.600        Fund Advisors     Next $100 million       0.200
                  Next $2 billion       0.550                          Over $200 million       0.150
                  Next $2 billion       0.525
                  Over $5 billion       0.500
--------------------------------------------------------------------------------------------------------

TARGET 2010    First $500 million       0.650       Barclays Global   First $100 million       0.250
                Next $500 million       0.600        Fund Advisors     Next $100 million       0.200
                  Next $2 billion       0.550                          Over $200 million       0.150
                  Next $2 billion       0.525
                  Over $5 billion       0.500

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)                    WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

                                    Advisory Fees                                           Subadvisory
                                        (% of                                                Fees (% of
                 Average Daily      Average Daily                       Average Daily      Average Daily
Fund               Net Assets        Net Assets)       Subadviser         Net Assets         Net Assets)
--------------------------------------------------------------------------------------------------------
TARGET 2020    First $500 million       0.650       Barclays Global   First $100 million       0.250
                Next $500 million       0.600        Fund Advisors     Next $100 million       0.200
                  Next $2 billion       0.550                          Over $200 million       0.150
                  Next $2 billion       0.525
                  Over $5 billion       0.500
--------------------------------------------------------------------------------------------------------

TARGET 2030    First $500 million       0.650       Barclays Global   First $100 million       0.250
                Next $500 million       0.600        Fund Advisors     Next $100 million       0.200
                  Next $2 billion       0.550                          Over $200 million       0.150
                  Next $2 billion       0.525
                  Over $5 billion       0.500

--------------------------------------------------------------------------------------------------------
TARGET 2040    First $500 million       0.650       Barclays Global   First $100 million       0.250
                Next $500 million       0.600        Fund Advisors     Next $100 million       0.200
                  Next $2 billion       0.550                          Over $200 million       0.150
                  Next $2 billion       0.525
                  Over $5 billion       0.500
--------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                           Average Daily       (% of Average
                                             Net Assets      Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                               First $5 billion           0.05
                                          Next $5 billion           0.04
                                         Over $10 billion           0.03
--------------------------------------------------------------------------------
CLASS A                                  All asset levels           0.28
--------------------------------------------------------------------------------
CLASS B                                  All asset levels           0.28
--------------------------------------------------------------------------------
CLASS C                                  All asset levels           0.28
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS*                     All asset levels           0.10
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS**                    All asset levels           0.08

* Prior to April 8, 2005 Administrator Class was Institutional Class and Funds Management was entitled to be paid a fee of 0.20% of average daily net assets.

** Prior to April 8, 2005 Institutional Class was Select Class and Funds Management was entitled to be paid a fee of 0.10% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

      Prior to June 26, 2006, Target Today, Target 2010, Target 2020, Target 2030 and Target 2040 invested their assets in a portfolio of securities. Accordingly, WFB was entitled to a monthly fee for custody services at the following annual rate:

                                                                % of Average
                                                              Daily Net Assets
--------------------------------------------------------------------------------
ALL TARGET FUNDS                                                    0.02
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS                    (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                % of Average
                                                              Daily Net Assets
--------------------------------------------------------------------------------
CLASS A                                                             0.25
--------------------------------------------------------------------------------
CLASS B                                                             0.25
--------------------------------------------------------------------------------
CLASS C                                                             0.25
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS                                                 0.25

For the period ended August 31, 2006, shareholder servicing fees paid were as follows:

                                                                 Administrator
Fund                              Class A    Class B   Class C       Class
--------------------------------------------------------------------------------
TARGET TODAY                     $  47,209   $17,522   $12,491      $ 19,298
--------------------------------------------------------------------------------
TARGET 2010                         92,038    23,674     5,859       110,135
--------------------------------------------------------------------------------
TARGET 2020                        190,547    23,540     4,887       195,607
--------------------------------------------------------------------------------
TARGET 2030                        137,037    15,365     3,689       109,680
--------------------------------------------------------------------------------
TARGET 2040                        200,706    23,836     4,111        80,740
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, Stephens, Inc. served as distributor to the applicable Funds and received distribution fees at an annual rate of 0.75% of average daily net assets of the Funds' Class B and Class C shares.

      For the period ended August 31, 2006, distribution fees incurred are disclosed in the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended August 31, 2006, were waived by Funds Management proportionately from all classes, first from advisory fees, and then any class specific expenses, if applicable. Funds Management has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                    NET OPERATING EXPENSE RATIOS*
                                    -----------------------------
Fund           Class A   Class B   Class C   Administrator Class   Institutional Class
---------------------------------------------------------------------------------------
TARGET TODAY    1.15%     1.90%     1.90%           0.85%                 0.62%
---------------------------------------------------------------------------------------
TARGET 2010     1.18%     1.93%     1.93%           0.88%                 0.65%
---------------------------------------------------------------------------------------
TARGET 2020     1.20%     1.95%     1.95%           0.90%                 0.67%
---------------------------------------------------------------------------------------
TARGET 2030     1.21%     1.96%     1.96%           0.91%                 0.68%
---------------------------------------------------------------------------------------
TARGET 2040     1.22%     1.97%     1.97%           0.92%                 0.69%
---------------------------------------------------------------------------------------

* Effective June 26, 2006. Prior to June 26, 2006, the Funds' net operating expense ratios were as follows:

Fund           Class A   Class B   Class C   Administrator Class   Institutional Class
---------------------------------------------------------------------------------------
TARGET TODAY    1.25%     2.00%     2.00%           0.95%                 0.75%
---------------------------------------------------------------------------------------
TARGET 2010     1.25%     2.00%     2.00%           0.95%                 0.75%
---------------------------------------------------------------------------------------
TARGET 2020     1.25%     2.00%     2.00%           0.95%                 0.75%
---------------------------------------------------------------------------------------
TARGET 2030     1.25%     2.00%     2.00%           0.95%                 0.75%
---------------------------------------------------------------------------------------
TARGET 2040     1.25%     2.00%     2.00%           0.95%                 0.75%
---------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)                    WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended August 31, 2006, were as follows:

Fund**                                      Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
TARGET TODAY                                  $ 52,752,054       $ 59,435,422
--------------------------------------------------------------------------------
TARGET 2010                                    210,759,607        210,857,944
--------------------------------------------------------------------------------
TARGET 2020                                    355,785,328        384,031,751
--------------------------------------------------------------------------------
TARGET 2030                                    169,818,114        206,704,179
--------------------------------------------------------------------------------
TARGET 2040                                    162,796,187        209,793,650
--------------------------------------------------------------------------------

** Each Fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended August 31, 2006, there were no borrowings by the Target Funds under the agreement.

6. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

7. SPECIAL SHAREHOLDER MEETINGS
--------------------------------------------------------------------------------

      At special shareholder meetings held on June 12, 2006 for the Outlook 2010, Outlook 2020 and Outlook 2030 Funds, on June 20, 2006 for the Outlook Today Fund, and on June 23, 2006 for the Outlook 2040 Fund, the shareholders of each Fund approved: (1) a reduction in the investment advisory fee that each Fund pays to Funds Management ("Proposal 1"); (2) a new investment subadvisory agreement with GIA ("Proposal 2"), and (3) a multi-manager arrangement that allows each Fund and Funds Management, subject to various conditions, to: (a) select new or additional investment subadvisers for each Fund, (b) enter into and materially modify existing investment subadvisory agreements, and (c) terminate and replace investment subadvisers ("Proposal 3"). All of the changes related to these approvals were effective June 26, 2006.

     The number of votes casted for, against and abstentions as to each proposal are disclosed in the chart below.

Fund                      Proposal     Votes For   Votes Against   Abstentions
--------------------------------------------------------------------------------
OUTLOOK TODAY FUND       Proposal 1    4,299,515       48,289        117,837
                         Proposal 2    4,239,436       73,212        152,994
                         Proposal 3    4,117,916      180,503        167,223
--------------------------------------------------------------------------------
OUTLOOK 2010 FUND        Proposal 1    9,674,936       43,019         69,637
                         Proposal 2    9,632,270       69,877         85,446
                         Proposal 3    9,625,022       75,942         86,628
--------------------------------------------------------------------------------
OUTLOOK 2020 FUND        Proposal 1   16,719,400       58,925         72,279
                         Proposal 2   16,671,763       73,398        105,443
                         Proposal 3   16,643,277       99,537        107,798
--------------------------------------------------------------------------------
OUTLOOK 2030 FUND        Proposal 1    8,403,936       74,346         39,320
                         Proposal 2    8,348,031      101,934         67,637
                         Proposal 3    8,293,626      162,687         61,289
--------------------------------------------------------------------------------
OUTLOOK 2040 FUND        Proposal 1    7,589,228      136,155        116,689
                         Proposal 2    7,491,626      193,700        156,747
                         Proposal 3    7,280,148      389,274        172,650
--------------------------------------------------------------------------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 21.71%

AGRICULTURAL SERVICES - 0.04%
$       150,000    BUNGE LIMITED FINANCE CORPORATION                                      5.10%       07/15/2015    $       137,972
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 0.14%
        550,000    CREDIT SUISSE USA INCORPORATED                                         4.63        01/15/2008            545,337
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.03%
         65,000    KOHL'S CORPORATION                                                     6.00        01/15/2033             61,862
         65,000    LIMITED BRANDS                                                         5.25        11/01/2014             60,773

                                                                                                                            122,635
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
        100,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                 5.88        03/15/2011            100,411
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
        125,000    CENTEX CORPORATION                                                     4.55        11/01/2010            119,165
         65,000    CENTEX CORPORATION                                                     5.25        06/15/2015             60,281
        100,000    DR HORTON INCORPORATED                                                 5.38        06/15/2012             95,013
         65,000    DR HORTON INCORPORATED                                                 5.25        02/15/2015             59,034
        100,000    LENNAR CORPORATION                                                     5.13        10/01/2010             97,112
         65,000    LENNAR CORPORATION SERIES B                                            5.60        05/31/2015             61,302
         65,000    MDC HOLDINGS INCORPORATED                                              5.38        07/01/2015             58,605
        125,000    PULTE HOMES INCORPORATED                                               5.25        01/15/2014            117,451
         65,000    PULTE HOMES INCORPORATED                                               6.00        02/15/2035             58,428
         65,000    TOLL BROTHERS FINANCE CORPORATION                                      5.15        05/15/2015             57,728

                                                                                                                            784,119
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.16%
        180,000    CRH AMERICA INCORPORATED                                               5.30        10/15/2013            173,576
        180,000    HOME DEPOT INCORPORATED                                                4.63        08/15/2010            176,218
        100,000    HOME DEPOT INCORPORATED                                                5.20        03/01/2011             99,881
        180,000    HOME DEPOT INCORPORATED                                                5.40        03/01/2016            178,289

                                                                                                                            627,964
                                                                                                                    ---------------

BUSINESS SERVICES - 0.35%
        180,000    ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                           6.50        08/01/2013            180,795
        250,000    FIRST DATA CORPORATION                                                 4.50        06/15/2010            242,852
        925,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       6.00        06/15/2012            955,954

                                                                                                                          1,379,601
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 0.81%
        150,000    ABBOTT LABORATORIES                                                    5.60        05/15/2011            152,020
        150,000    ABBOTT LABORATORIES                                                    5.88        05/15/2016            154,054
        300,000    BRISTOL-MYERS SQUIBB COMPANY                                           5.75        10/01/2011            303,926
        100,000    DOW CHEMICAL COMPANY                                                   6.00        10/01/2012            102,796
        100,000    DOW CHEMICAL COMPANY                                                   7.38        11/01/2029            115,007
        180,000    EI DU PONT DE NEMOURS & COMPANY                                        6.88        10/15/2009            188,683
         65,000    EI DU PONT DE NEMOURS & COMPANY                                        4.88        04/30/2014             62,460
        200,000    ELI LILLY & COMPANY                                                    2.90        03/15/2008            193,156
        125,000    GENENTECH INCORPORATED                                                 4.40        07/15/2010            121,526
         75,000    ICI WILMINGTON INCORPORATED                                            4.38        12/01/2008             73,135

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
$        65,000    LUBRIZOL CORPORATION                                                   5.50%       10/01/2014    $        63,144
         65,000    MERCK & COMPANY INCORPORATED                                           5.95        12/01/2028             65,332
        300,000    PFIZER INCORPORATED                                                    4.50        02/15/2014            289,417
        150,000    PRAXAIR INCORPORATED                                                   6.38        04/01/2012            156,915
        150,000    PROCTER & GAMBLE COMPANY                                               6.88        09/15/2009            157,092
        100,000    PROCTER & GAMBLE COMPANY                                               5.80        08/15/2034            101,667
         75,000    ROHM & HAAS COMPANY                                                    7.85        07/15/2029             90,953
        120,000    SCHERING-PLOUGH CORPORATION                                            6.50        12/01/2033            130,317
        300,000    WYETH                                                                  6.95        03/15/2011            317,949
        180,000    WYETH                                                                  5.50        02/15/2016            178,297
        125,000    WYETH                                                                  6.00        02/15/2036            124,140

                                                                                                                          3,141,986
                                                                                                                    ---------------

COMMUNICATIONS - 2.79%
         75,000    ALLTEL CORPORATION                                                     7.88        07/01/2032             85,459
         65,000    AMERICA MOVIL SA DE CV                                                 6.38        03/01/2035             62,106
        300,000    AT&T CORPORATION                                                       8.00        11/15/2031            358,418
        300,000    AT&T INCORPORATED                                                      4.13        09/15/2009            289,549
        300,000    AT&T INCORPORATED                                                      6.25        03/15/2011            308,260
        325,000    AT&T INCORPORATED                                                      5.10        09/15/2014            309,940
        325,000    BELLSOUTH CORPORATION                                                  4.20        09/15/2009            314,174
        325,000    BELLSOUTH CORPORATION                                                  5.20        09/15/2014            309,997
        180,000    BELLSOUTH CORPORATION                                                  6.55        06/15/2034            175,972
        180,000    BELLSOUTH CORPORATION                                                  6.00        11/15/2034            165,210
        180,000    BRITISH TELEPHONE PLC                                                  8.13        12/15/2010            200,777
        180,000    CBS CORPORATION                                                        4.63        05/15/2018            154,679
        100,000    CENTURYTEL INCORPORATED                                                5.00        02/15/2015             90,482
        150,000    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                              4.63        01/15/2008            147,951
        180,000    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                              5.50        09/15/2014            166,534
        200,000    COMCAST CORPORATION                                                    5.45        11/15/2010            199,664
        300,000    COMCAST CORPORATION                                                    5.30        01/15/2014            289,513
        225,000    COMCAST CORPORATION                                                    5.90        03/15/2016            223,043
        100,000    COMCAST CORPORATION                                                    4.95        06/15/2016             92,233
        200,000    COMCAST CORPORATION                                                    6.50        11/15/2035            197,196
        100,000    COMCAST CORPORATION                                                    6.45        03/15/2037             98,064
        180,000    COX COMMUNICATIONS INCORPORATED                                        4.63        01/15/2010            174,375
        180,000    COX COMMUNICATIONS INCORPORATED                                        5.45        12/15/2014            171,233
        100,000    EMBARQ CORPORATION                                                     6.74        06/01/2013            102,027
        350,000    EMBARQ CORPORATION                                                     7.08        06/01/2016            357,118
        120,000    MOTOROLA INCORPORATED                                                  7.63        11/15/2010            130,102
        360,000    NEW CINGULAR WIRELESS SERVICES INCORPORATED                            7.88        03/01/2011            392,790
        225,000    NEW CINGULAR WIRELESS SERVICES INCORPORATED                            8.75        03/01/2031            284,385
         65,000    REED ELSEVIER CAPITAL INCORPORATED                                     4.63        06/15/2012             61,659
        275,000    SPRINT CAPITAL CORPORATION                                             6.13        11/15/2008            278,652
        300,000    SPRINT CAPITAL CORPORATION                                             8.38        03/15/2012            335,273
        180,000    SPRINT CAPITAL CORPORATION                                             6.90        05/01/2019            186,897
        225,000    SPRINT CAPITAL CORPORATION                                             8.75        03/15/2032            272,828
        415,000    TELECOM ITALIA CAPITAL SA                                              5.25        11/15/2013            395,344

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COMMUNICATIONS (CONTINUED)
$       100,000    TIME WARNER ENTERTAINMENT COMPANY LP                                   7.25%       09/01/2008    $       103,251
        150,000    TIME WARNER ENTERTAINMENT COMPANY LP                                   8.38        07/15/2033            172,021
        360,000    TIME WARNER INCORPORATED                                               6.88        05/01/2012            376,926
        325,000    TIME WARNER INCORPORATED                                               7.63        04/15/2031            351,948
        500,000    VERIZON GLOBAL FUNDING CORPORATION                                     7.25        12/01/2010            533,520
        325,000    VERIZON GLOBAL FUNDING CORPORATION                                     4.90        09/15/2015            304,221
        350,000    VERIZON GLOBAL FUNDING CORPORATION                                     7.75        12/01/2030            393,325
        100,000    VERIZON GLOBAL FUNDING CORPORATION                                     5.85        09/15/2035             92,071
        300,000    VERIZON NEW JERSEY INCORPORATED SERIES A                               5.88        01/17/2012            300,412
        180,000    VIACOM INCORPORATED++                                                  5.75        04/30/2011            178,519
        180,000    VIACOM INCORPORATED++                                                  6.25        04/30/2016            177,666
        180,000    VIACOM INCORPORATED++                                                  6.88        04/30/2036            176,564
        300,000    VODAFONE GROUP PLC                                                     7.75        02/15/2010            320,763

                                                                                                                         10,863,111
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 3.71%
        150,000    ABBEY NATIONAL CAPITAL TRUST I+/-                                      8.96        12/31/2049            192,936
        180,000    BAC CAPITAL TRUST V                                                    5.63        03/08/2035            165,114
        525,000    BANK OF AMERICA CORPORATION                                            6.63        10/15/2007            530,740
        800,000    BANK OF AMERICA CORPORATION                                            3.38        02/17/2009            767,321
      1,250,000    BANK OF AMERICA CORPORATION                                            4.50        08/01/2010          1,218,186
        250,000    BANK OF AMERICA CORPORATION                                            4.75        08/01/2015            238,096
        450,000    BANK OF NEW YORK COMPANY INCORPORATED SERIES MTN                       4.95        01/14/2011            444,670
        500,000    BANK OF TOKYO-MITSUBISHI UFJ LIMITED NEW YORK                          7.40        06/15/2011            538,538
        240,000    BANK ONE CORPORATION                                                   7.63        10/15/2026            280,510
        250,000    BB&T CORPORATION                                                       5.20        12/23/2015            244,134
        700,000    CITIGROUP INCORPORATED                                                 3.50        02/01/2008            683,329
        625,000    CITIGROUP INCORPORATED                                                 6.50        01/18/2011            654,292
        900,000    CITIGROUP INCORPORATED                                                 5.00        09/15/2014            870,778
        100,000    DEUTSCHE BANK FINANCIAL LLC                                            5.38        03/02/2015             98,494
        200,000    HSBC BANK USA NA NEW YORK                                              4.63        04/01/2014            189,495
        225,000    HSBC BANK USA NA NEW YORK SERIES BKNT                                  5.63        08/15/2035            212,586
        825,000    JPMORGAN CHASE & COMPANY                                               3.50        03/15/2009            792,042
        600,000    JPMORGAN CHASE & COMPANY                                               5.60        06/01/2011            606,443
        350,000    KEYBANK NA                                                             5.80        07/01/2014            354,866
        200,000    MELLON FUNDING CORPORATION                                             5.00        12/01/2014            193,687
        360,000    NATIONAL CITY CORPORATION                                              4.90        01/15/2015            343,683
        450,000    PNC FUNDING CORPORATION                                                5.13        12/14/2010            446,769
        150,000    SUNTRUST BANK                                                          5.00        09/01/2015            144,320
        200,000    UBS AG STAMFORD CT                                                     5.88        07/15/2016            204,379
        360,000    UBS PREFERRED FUNDING TRUST I+/-                                       8.62        12/31/2049            399,313
        200,000    UNION BANK OF CALIFORNIA SERIES BKNT                                   5.95        05/11/2016            204,753
        275,000    US BANK NA SERIES BKNT                                                 4.95        10/30/2014            265,822
        725,000    WACHOVIA BANK NATIONAL SERIES BKNT                                     4.38        08/15/2008            713,476
        300,000    WACHOVIA CORPORATION                                                   5.25        08/01/2014            294,522
        180,000    WACHOVIA CORPORATION                                                   5.50        08/01/2035            167,705
        325,000    WASHINGTON MUTUAL INCORPORATED                                         4.00        01/15/2009            315,557
        325,000    WASHINGTON MUTUAL INCORPORATED                                         5.25        09/15/2017            310,074

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$       900,000    WELLS FARGO & COMPANY+++                                               4.20%       01/15/2010    $       872,075
        500,000    WELLS FARGO BANK NA+++                                                 4.75        02/09/2015            475,541

                                                                                                                         14,434,246
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.03%
        120,000    YUM! BRANDS INCORPORATED                                               8.88        04/15/2011            135,239
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.76%
         75,000    AMEREN UE                                                              5.40        02/01/2016             73,477
        100,000    AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C                  5.38        03/15/2010             99,815
         65,000    APPALACHIAN POWER COMPANY SERIES L                                     5.80        10/01/2035             60,460
        100,000    ATMOS ENERGY CORPORATION                                               4.95        10/15/2014             93,935
        180,000    CAROLINA POWER & LIGHT COMPANY                                         5.25        12/15/2015            175,715
        100,000    CENTERPOINT ENERGY HOUSTON SERIES J2                                   5.70        03/15/2013            100,101
         65,000    COMMONWEALTH EDISON COMPANY SERIES 100                                 5.88        02/01/2033             61,799
        180,000    CONSOLIDATED EDISON COMPANY OF NEW YORK                                4.88        02/01/2013            174,639
        100,000    CONSOLIDATED NATURAL GAS COMPANY SERIES A                              5.00        12/01/2014             94,305
        200,000    CONSTELLATION ENERGY GROUP INCORPORATED                                7.00        04/01/2012            212,023
        125,000    DOMINION RESOURCES INCORPORATED SERIES B                               5.95        06/15/2035            118,446
        100,000    DOMINION RESOURCES INCORPORATED VA                                     4.75        12/15/2010             96,973
        180,000    DOMINION RESOURCES INCORPORATED VA                                     5.70        09/17/2012            180,332
        150,000    DTE ENERGY COMPANY                                                     7.05        06/01/2011            158,011
        125,000    DUKE CAPITAL LLC                                                       5.67        08/15/2014            122,162
        100,000    DUKE CAPITAL LLC                                                       8.00        10/01/2019            114,209
         75,000    DUKE ENERGY CORPORATION                                                6.45        10/15/2032             78,120
        120,000    DUKE ENERGY FIELD SERVICES LLC                                         7.88        08/16/2010            129,524
        125,000    EXELON CORPORATION                                                     4.90        06/15/2015            117,002
         65,000    EXELON CORPORATION                                                     5.63        06/15/2035             59,535
        150,000    EXELON GENERATION COMPANY LLC                                          6.95        06/15/2011            158,346
        150,000    FIRST ENERGY CORPORATION SERIES B                                      6.45        11/15/2011            155,571
        180,000    FIRST ENERGY CORPORATION SERIES C                                      7.38        11/15/2031            203,558
        150,000    FLORIDA POWER & LIGHT COMPANY                                          5.63        04/01/2034            145,440
        100,000    FLORIDA POWER CORPORATION                                              4.80        03/01/2013             96,218
        100,000    JERSEY CENTRAL POWER & LIGHT                                           5.63        05/01/2016             98,850
        125,000    KEYSPAN CORPORATION                                                    5.80        04/01/2035            117,468
        180,000    MIDAMERICAN ENERGY HOLDINGS                                            5.88        10/01/2012            182,500
        250,000    MIDAMERICAN ENERGY HOLDINGS++                                          6.13        04/01/2036            246,858
        180,000    NISOURCE FINANCE CORPORATION                                           5.25        09/15/2017            165,809
         65,000    NISOURCE FINANCE CORPORATION                                           5.45        09/15/2020             59,664
         65,000    ONEOK INCORPORATED                                                     5.20        06/15/2015             61,144
        125,000    PACIFIC GAS & ELECTRIC COMPANY                                         4.80        03/01/2014            119,533
        200,000    PACIFIC GAS & ELECTRIC COMPANY                                         6.05        03/01/2034            197,674
         75,000    PECO ENERGY COMPANY                                                    3.50        05/01/2008             72,796
        180,000    PROGRESS ENERGY INCORPORATED                                           7.10        03/01/2011            192,024
        120,000    PROGRESS ENERGY INCORPORATED                                           7.75        03/01/2031            141,098
        150,000    PSEG POWER LLC                                                         7.75        04/15/2011            162,277
         75,000    PSEG POWER LLC                                                         8.63        04/15/2031             96,114
        150,000    PUBLIC SERVICE COMPANY OF COLORADO                                     7.88        10/01/2012            168,715
        100,000    SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                         5.00        01/15/2016             95,802

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$       180,000    SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                         5.35%       07/15/2035    $       164,992
         75,000    SOUTHERN CALIFORNIA GAS COMPANY                                        5.75        11/15/2035             74,177
        250,000    SOUTHERN POWER COMPANY SERIES D                                        4.88        07/15/2015            234,452
         75,000    TXU ELECTRIC DELIVERY COMPANY                                          6.38        05/01/2012             77,072
         75,000    TXU ELECTRIC DELIVERY COMPANY                                          7.00        05/01/2032             81,648
         75,000    TXU ELECTRIC DELIVERY COMPANY                                          7.25        01/15/2033             83,908
        150,000    TXU ENERGY COMPANY LLC                                                 7.00        03/15/2013            156,511
        100,000    VIRGINIA ELECTRIC & POWER COMPANY SERIES A                             4.75        03/01/2013             95,215
        180,000    WASTE MANAGEMENT INCORPORATED                                          6.50        11/15/2008            184,490
         65,000    WASTE MANAGEMENT INCORPORATED                                          5.00        03/15/2014             62,456
        150,000    WASTE MANAGEMENT INCORPORATED                                          7.75        05/15/2032            178,355
        100,000    WISCONSIN ELECTRIC POWER                                               5.63        05/15/2033             96,213
        100,000    XCEL ENERGY INCORPORATED                                               7.00        12/01/2010            105,577

                                                                                                                          6,853,108
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.13%
        275,000    CISCO SYSTEMS INCORPORATED                                             5.50        02/22/2016            273,791
        100,000    EMERSON ELECTRIC COMPANY                                               4.75        10/15/2015             95,159
        120,000    MOTOROLA INCORPORATED                                                  7.50        05/15/2025            136,992

                                                                                                                            505,942
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.05%
         75,000    HEALTHCARE REALTY TRUST INCORPORATED                                   8.13        05/01/2011             81,439
        100,000    QUEST DIAGNOSTICS INCORPORATED                                         5.13        11/01/2010             98,617

                                                                                                                            180,056
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.05%
        200,000    FORTUNE BRANDS INCORPORATED                                            5.38        01/15/2016            190,307
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.91%
        100,000    ALTRIA GROUP INCORPORATED                                              5.63        11/04/2008            100,552
        150,000    ALTRIA GROUP INCORPORATED                                              7.00        11/04/2013            163,182
        180,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                  4.38        01/15/2013            170,286
        250,000    ANHEUSER-BUSCH COMPANIES INCORPORATED                                  5.75        04/01/2036            247,529
        200,000    ARCHER-DANIELS-MIDLAND COMPANY                                         5.38        09/15/2035            186,803
        100,000    BOTTLING GROUP LLC                                                     4.63        11/15/2012             96,346
        180,000    COCA-COLA ENTERPRISES INCORPORATED                                     4.38        09/15/2009            176,214
        120,000    COCA-COLA ENTERPRISES INCORPORATED                                     8.50        02/01/2022            151,533
        180,000    COCA-COLA ENTERPRISES INCORPORATED                                     6.75        09/15/2028            196,609
        150,000    CONAGRA FOODS INCORPORATED                                             6.75        09/15/2011            157,663
        120,000    CONAGRA FOODS INCORPORATED                                             8.25        09/15/2030            145,692
        225,000    GENERAL MILLS INCORPORATED                                             6.00        02/15/2012            230,326
        225,000    HJ HEINZ FINANCE COMPANY                                               6.63        07/15/2011            233,800
        250,000    KELLOGG COMPANY                                                        2.88        06/01/2008            239,880
        125,000    KRAFT FOODS INCORPORATED                                               4.13        11/12/2009            120,706
        275,000    KRAFT FOODS INCORPORATED                                               5.63        11/01/2011            276,747
         75,000    KRAFT FOODS INCORPORATED                                               6.50        11/01/2031             79,526
        100,000    PEPSI BOTTLING GROUP INCORPORATED SERIES B                             7.00        03/01/2029            113,329
        250,000    SARA LEE CORPORATION                                                   6.25        09/15/2011            254,590

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
$       120,000    TYSON FOODS INCORPORATED                                               8.25%       10/01/2011    $       128,840
         75,000    WM WRIGLEY JR COMPANY                                                  4.30        07/15/2010             72,530

                                                                                                                          3,542,683
                                                                                                                    ---------------

FOOD STORES - 0.09%
        100,000    KROGER COMPANY                                                         4.95        01/15/2015             93,482
         75,000    KROGER COMPANY                                                         7.50        04/01/2031             81,984
        100,000    SAFEWAY INCORPORATED                                                   4.95        08/16/2010             97,756
         75,000    SAFEWAY INCORPORATED                                                   7.25        02/01/2031             79,263

                                                                                                                            352,485
                                                                                                                    ---------------

FORESTRY - 0.11%
        180,000    WEYERHAEUSER COMPANY                                                   6.75        03/15/2012            188,247
        225,000    WEYERHAEUSER COMPANY                                                   7.38        03/15/2032            235,474

                                                                                                                            423,721
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.06%
         50,000    CINTAS CORPORATION #2                                                  6.15        08/15/2036             50,410
        180,000    MASCO CORPORATION                                                      5.88        07/15/2012            179,229

                                                                                                                            229,639
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 0.41%
        125,000    MAY DEPARTMENT STORES COMPANY                                          4.80        07/15/2009            122,866
        180,000    TARGET CORPORATION                                                     5.40        10/01/2008            180,517
        150,000    TARGET CORPORATION                                                     7.00        07/15/2031            172,901
        800,000    WAL-MART STORES INCORPORATED                                           6.88        08/10/2009            836,504
        180,000    WAL-MART STORES INCORPORATED                                           4.55        05/01/2013            171,984
        125,000    WAL-MART STORES INCORPORATED                                           5.25        09/01/2035            115,077

                                                                                                                          1,599,849
                                                                                                                    ---------------

HEALTH SERVICES - 0.13%
        180,000    CARDINAL HEALTH INCORPORATED                                           5.85        12/15/2017            178,809
        225,000    MERCK & COMPANY INCORPORATED                                           4.75        03/01/2015            213,312
        100,000    SCHERING-PLOUGH CORPORATION                                            5.30        12/01/2013             99,808

                                                                                                                            491,929
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.85%
         50,000    ALLIED CAPITAL CORPORATION                                             6.63        07/15/2011             50,750
        100,000    AMERIPRISE FINANCIAL INCORPORATED                                      5.35        11/15/2010             99,870
        100,000    BOSTON PROPERTIES LP                                                   6.25        01/15/2013            103,138
         65,000    COLONIAL REALTY LP                                                     5.50        10/01/2015             62,840
      1,350,000    CREDIT SUISSE USA INCORPORATED                                         6.50        01/15/2012          1,416,108
        180,000    ERP OPERATING LP                                                       5.25        09/15/2014            175,719
         75,000    FUND AMERICAN COMPANIES INCORPORATED                                   5.88        05/15/2013             73,631
        450,000    GENERAL ELECTRIC CAPITAL CORPORATION                                   4.13        03/04/2008            442,941
        360,000    GOLDMAN SACHS GROUP INCORPORATED                                       5.15        01/15/2014            349,944
        100,000    HEALTH CARE PROPERTY INVESTORS INCORPORATED                            5.63        05/01/2017             96,108

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
$       180,000    ISTAR FINANCIAL INCORPORATED                                           5.15%       03/01/2012    $       174,690
        100,000    MACK-CALI REALTY LP                                                    7.75        02/15/2011            107,884
        180,000    SIMON PROPERTY GROUP LP                                                3.75        01/30/2009            173,273

                                                                                                                          3,326,896
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.11%
        250,000    HARRAH'S OPERATING COMPANY INCORPORATED                                5.50        07/01/2010            246,825
        100,000    HARRAH'S OPERATING COMPANY INCORPORATED                                5.63        06/01/2015             93,593
         75,000    MARRIOTT INTERNATIONAL                                                 5.81        11/10/2015             73,843

                                                                                                                            414,261
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.30%
        180,000    CISCO SYSTEMS INCORPORATED                                             5.25        02/22/2011            179,996
         75,000    COMPUTER SCIENCES CORPORATION                                          7.38        06/15/2011             79,952
        180,000    HEWLETT-PACKARD COMPANY                                                6.50        07/01/2012            189,483
        200,000    INTERNATIONAL BUSINESS MACHINES CORPORATION                            4.75        11/29/2012            194,264
        250,000    INTERNATIONAL BUSINESS MACHINES CORPORATION                            5.88        11/29/2032            251,141
        180,000    INTERNATIONAL BUSINESS MACHINES CORPORATION SERIES MTN                 4.38        06/01/2009            176,560
        100,000    ORACLE CORPORATION                                                     5.00        01/15/2011             98,458

                                                                                                                          1,169,854
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.11%
         75,000    AON CORPORATION                                                        8.21        01/01/2027             85,170
        100,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                         4.63        07/15/2013             94,915
        200,000    MARSH & MCLENNAN COMPANIES INCORPORATED                                5.15        09/15/2010            196,300
         75,000    WILLIS NORTH AMERICA INCORPORATED                                      5.63        07/15/2015             70,964

                                                                                                                            447,349
                                                                                                                    ---------------

INSURANCE CARRIERS - 0.73%
         75,000    ACE INA HOLDINGS INCORPORATED                                          5.88        06/15/2014             74,882
         75,000    AEGON FUNDING CORPORATION                                              5.75        12/15/2020             75,292
        180,000    ALLSTATE CORPORATION                                                   5.55        05/09/2035            166,794
        250,000    AMERICAN INTERNATIONAL GROUP                                           5.05        10/01/2015            241,778
         75,000    ASSURANT INCORPORATED                                                  6.75        02/15/2034             77,578
         75,000    CINCINNATI FINANCIAL CORPORATION                                       6.92        05/15/2028             81,036
         50,000    CNA FINANCIAL CORPORATION                                              6.00        08/15/2011             50,334
         65,000    CNA FINANCIAL CORPORATION                                              5.85        12/15/2014             63,718
         50,000    CNA FINANCIAL CORPORATION                                              6.50        08/15/2016             50,700
        180,000    GE GLOBAL INSURANCE HOLDINGS                                           7.00        02/15/2026            194,768
        100,000    GENWORTH FINANCIAL INCORPORATED                                        4.95        10/01/2015             95,223
        100,000    LOEWS CORPORATION                                                      5.25        03/15/2016             96,228
         65,000    MBIA INCORPORATED                                                      5.70        12/01/2034             60,911
        180,000    METLIFE INCORPORATED                                                   6.38        06/15/2034            186,720
        100,000    METLIFE INCORPORATED                                                   6.13        12/01/2011            103,223
         75,000    NATIONWIDE FINANCIAL SERVICES                                          5.90        07/01/2012             76,196
        100,000    PRINCIPAL LIFE INCOME FUNDING TRUSTS                                   3.20        04/01/2009             95,288
         75,000    PROGRESSIVE CORPORATION                                                6.25        12/01/2032             77,052
        100,000    PROTECTIVE LIFE SECURED TRUST                                          4.85        08/16/2010             98,542
        180,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                          5.40        06/13/2035            163,670

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
INSURANCE CARRIERS (CONTINUED)
$        75,000    SAFECO CORPORATION                                                     4.88%       02/01/2010    $        73,932
        180,000    ST PAUL TRAVELERS COMPANIES INCORPORATED                               5.50        12/01/2015            176,949
         75,000    TRANSATLANTIC HOLDINGS INCORPORATED                                    5.75        12/14/2015             73,569
        125,000    UNITEDHEALTH GROUP INCORPORATED                                        4.88        03/15/2015            118,677
        100,000    WELLPOINT INCORPORATED                                                 5.00        01/15/2011             98,306
        100,000    WELLPOINT INCORPORATED                                                 5.25        01/15/2016             97,257
         75,000    WELLPOINT INCORPORATED                                                 5.85        01/15/2036             71,562

                                                                                                                          2,840,185
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.17%
         50,000    BAXTER INTERNATIONAL INCORPORATED                                      5.90        09/01/2016             50,710
        250,000    BOSTON SCIENTIFIC CORPORATION                                          6.40        06/15/2016            253,042
        125,000    MEDTRONIC INCORPORATED SERIES B                                        4.38        09/15/2010            120,988
        225,000    RAYTHEON COMPANY                                                       4.85        01/15/2011            220,449

                                                                                                                            645,189
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
        360,000    GENERAL ELECTRIC COMPANY                                               5.00        02/01/2013            353,395
        200,000    TYCO INTERNATIONAL GROUP SA                                            6.38        10/15/2011            208,591

                                                                                                                            561,986
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.08%
         65,000    CVS CORPORATION                                                        4.00        09/15/2009             62,518
        180,000    FEDERATED DEPARTMENT STORES INCORPORATED                               6.90        04/01/2029            184,147
         75,000    LOWE'S COMPANIES INCORPORATED                                          6.50        03/15/2029             81,309

                                                                                                                            327,974
                                                                                                                    ---------------

MOTION PICTURES - 0.16%
        180,000    NEWS AMERICA INCORPORATED                                              5.30        12/15/2014            175,215
        200,000    NEWS AMERICA INCORPORATED                                              6.40        12/15/2035            191,651
        180,000    WALT DISNEY COMPANY                                                    6.38        03/01/2012            188,062
         75,000    WALT DISNEY COMPANY                                                    7.00        03/01/2032             85,480

                                                                                                                            640,408
                                                                                                                    ---------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.02%
         75,000    GOODRICH CORPORATION                                                   7.63        12/15/2012             83,076
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.56%
        100,000    ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES 04-1                        4.50        05/29/2009             98,106
        100,000    ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                         4.25        02/26/2010             96,952
        200,000    AMERICAN EXPRESS CREDIT CORPORATION                                    3.00        05/16/2008            192,694
        100,000    AMERICAN EXPRESS CREDIT CORPORATION                                    5.30        12/02/2015             99,234
        180,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                        4.88        05/15/2010            176,775
        250,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                       4.50        11/15/2007            247,612
        180,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                       5.40        12/01/2015            177,063
        300,000    BOEING CAPITAL CORPORATION                                             6.10        03/01/2011            309,772
        300,000    CAPITAL ONE FINANCIAL CORPORATION                                      4.80        02/21/2012            287,743
        180,000    CATERPILLAR FINANCIAL SERVICES CORPORATION                             4.30        06/01/2010            174,076
        275,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                  5.50        03/15/2016            274,917
        180,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                 3.63        11/15/2007            176,295

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$        65,000    CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                 4.75%       02/17/2015    $        61,856
        325,000    CIT GROUP INCORPORATED                                                 5.00        11/24/2008            323,180
        275,000    CITIGROUP INCORPORATED                                                 6.00        10/31/2033            274,974
        100,000    COUNTRYWIDE FINANCIAL CORPORATION                                      6.25        05/15/2016            100,972
        525,000    GENERAL ELECTRIC CAPITAL CORPORATION                                   5.00        11/15/2011            518,303
        450,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       4.13        09/01/2009            437,258
        400,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       6.75        03/15/2032            451,442
        200,000    HSBC FINANCE CAPITAL TRUST IX+/-                                       5.91        11/30/2035            198,298
        275,000    HSBC FINANCE CORPORATION                                               4.75        05/15/2009            271,908
        300,000    HSBC FINANCE CORPORATION                                               4.63        09/15/2010            292,544
        450,000    HSBC FINANCE CORPORATION                                               5.25        01/14/2011            448,616
        325,000    HSBC FINANCE CORPORATION                                               5.00        06/30/2015            312,002
        550,000    HSBC FINANCE CORPORATION SERIES MTN                                    4.13        03/11/2008            541,021
        325,000    INTERNATIONAL LEASE FINANCE CORPORATION                                5.00        04/15/2010            319,640
        325,000    JOHN DEERE CAPITAL CORPORATION                                         3.90        01/15/2008            318,865
        250,000    JOHN DEERE CAPITAL CORPORATION                                         7.00        03/15/2012            268,297
        180,000    JPMORGAN CHASE CAPITAL XV                                              5.88        03/15/2035            170,651
        125,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION               3.88        02/15/2008            122,608
        180,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES
                   MTNC                                                                   7.25        03/01/2012            195,602
        150,000    NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES
                   MTNC                                                                   8.00        03/01/2032            189,660
        200,000    RESIDENTIAL CAPITAL CORPORATION                                        6.38        06/30/2010            201,735
        200,000    RESIDENTIAL CAPITAL CORPORATION                                        6.00        02/22/2011            198,915
        200,000    RESIDENTIAL CAPITAL CORPORATION                                        6.50        04/17/2013            201,769
         65,000    SLM CORPORATION SERIES MTN                                             5.63        08/01/2033             60,797
        325,000    SLM CORPORATION SERIES MTNA                                            4.00        01/15/2009            315,767
        300,000    SLM CORPORATION SERIES MTNA                                            5.00        10/01/2013            289,889
        180,000    TEXTRON FINANCIAL CORPORATION                                          4.60        05/03/2010            175,396
        175,000    TOYOTA MOTOR CREDIT CORPORATION                                        4.25        03/15/2010            169,342
        100,000    UNILEVER CAPITAL CORPORATION                                           7.13        11/01/2010            106,438
        100,000    UNILEVER CAPITAL CORPORATION                                           5.90        11/15/2032             99,095

                                                                                                                          9,948,079
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 0.47%
        100,000    APACHE CORPORATION                                                     6.25        04/15/2012            103,814
         65,000    CANADIAN NATURAL RESOURCES LIMITED                                     5.85        02/01/2035             61,659
        180,000    DEVON FINANCING CORPORATION ULC                                        6.88        09/30/2011            190,888
        120,000    DEVON FINANCING CORPORATION ULC                                        7.88        09/30/2031            143,483
        150,000    HALLIBURTON COMPANY                                                    5.50        10/15/2010            150,592
        180,000    HESS CORPORATION                                                       7.88        10/01/2029            209,838
        120,000    NEXEN INCORPORATED                                                     7.88        03/15/2032            140,287
        180,000    OCCIDENTAL PETROLEUM CORPORATION                                       6.75        01/15/2012            191,569
        100,000    PANHANDLE EASTERN PIPE LINE                                            4.80        08/15/2008             98,366
        250,000    PC FINANCIAL PARTNERSHIP                                               5.00        11/15/2014            237,459
         65,000    TALISMAN ENERGY INCORPORATED                                           5.13        05/15/2015             61,985
        125,000    XTO ENERGY INCORPORATED                                                4.90        02/01/2014            118,413
        125,000    XTO ENERGY INCORPORATED                                                6.10        04/01/2036            122,314

                                                                                                                          1,830,667
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
PAPER & ALLIED PRODUCTS - 0.14%
$       125,000    INTERNATIONAL PAPER COMPANY                                            4.00%       04/01/2010    $       119,546
        180,000    INTERNATIONAL PAPER COMPANY                                            5.30        04/01/2015            173,042
         75,000    MEADWESTVACO CORPORATION                                               6.85        04/01/2012             77,797
        100,000    TEMPLE-INLAND INCORPORATED                                             7.88        05/01/2012            109,282
         75,000    WESTVACO CORPORATION                                                   8.20        01/15/2030             82,830

                                                                                                                            562,497
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.37%
        525,000    CHEVRON CAPITAL COMPANY                                                3.50        09/17/2007            515,380
        300,000    CONOCOPHILLIPS HOLDING COMPANY                                         6.95        04/15/2029            341,066
        125,000    ENTERPRISE PRODUCTS OPERATING LP                                       4.95        06/01/2010            122,059
         65,000    ENTERPRISE PRODUCTS OPERATING LP SERIES B                              5.60        10/15/2014             63,345
        120,000    HESS CORPORATION                                                       7.30        08/15/2031            133,523
        150,000    MARATHON OIL CORPORATION                                               6.00        07/01/2012            153,528
        100,000    SEMPRA ENERGY                                                          6.00        02/01/2013            101,472

                                                                                                                          1,430,373
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.14%
         75,000    CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                      7.88        04/01/2013             82,704
         75,000    ENTERPRISE PRODUCTS OPERATING LP SERIES B                              6.88        03/01/2033             76,616
        100,000    KANEB PIPE LINE OPERATING PARTNERSHIP LP                               5.88        06/01/2013             99,441
        100,000    KINDER MORGAN ENERGY PARTNERS LP                                       5.00        12/15/2013             94,600
        100,000    KINDER MORGAN ENERGY PARTNERS LP                                       5.80        03/15/2035             89,778
         75,000    TEXAS EASTERN TRANSMISSION LP                                          7.00        07/15/2032             82,364

                                                                                                                            525,503
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.09%
        250,000    ALCOA INCORPORATED                                                     6.50        06/01/2011            261,437
         75,000    ALCOA INCORPORATED                                                     6.75        01/15/2028             82,871

                                                                                                                            344,308
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.15%
        125,000    GANNETT COMPANY INCORPORATED                                           4.13        06/15/2008            122,168
         75,000    RR DONNELLEY & SONS COMPANY                                            4.95        05/15/2010             71,571
         65,000    RR DONNELLEY & SONS COMPANY                                            5.50        05/15/2015             58,022
         75,000    TRIBUNE COMPANY                                                        4.88        08/15/2010             71,315
        250,000    VIACOM CORPORATION                                                     7.70        07/30/2010            268,661

                                                                                                                            591,737
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.24%
        300,000    CSX CORPORATION                                                        6.30        03/15/2012            311,296
        275,000    NORFOLK SOUTHERN CORPORATION                                           5.59        05/17/2025            265,698
        360,000    UNION PACIFIC CORPORATION                                              4.88        01/15/2015            343,957

                                                                                                                            920,951
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
REAL ESTATE - 0.13%
$       300,000    EOP OPERATING LP                                                       4.65%       10/01/2010    $       289,909
        125,000    EOP OPERATING LP                                                       4.75        03/15/2014            116,901
         75,000    EOP OPERATING LP                                                       7.88        07/15/2031             87,106

                                                                                                                            493,916
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.14%
        100,000    PROLOGIS                                                               5.25        11/15/2010             98,945
        300,000    SIMON PROPERTY GROUP LP                                                5.75        05/01/2012            302,616
        125,000    SIMON PROPERTY GROUP LP                                                5.75        12/01/2015            125,053

                                                                                                                            526,614
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.84%
        125,000    BEAR STEARNS COMPANIES INCORPORATED                                    4.00        01/31/2008            122,856
        180,000    BEAR STEARNS COMPANIES INCORPORATED                                    5.30        10/30/2015            176,140
        225,000    BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                        4.55        06/23/2010            219,136
        360,000    GOLDMAN SACHS GROUP INCORPORATED                                       4.13        01/15/2008            354,782
        725,000    GOLDMAN SACHS GROUP INCORPORATED                                       6.60        01/15/2012            760,445
        275,000    GOLDMAN SACHS GROUP INCORPORATED                                       5.35        01/15/2016            268,779
        450,000    GOLDMAN SACHS GROUP INCORPORATED                                       6.35        02/15/2034            444,242
        800,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                  3.50        08/07/2008            773,393
        200,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                  5.50        04/04/2016            197,739
        200,000    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG                      4.80        03/13/2014            190,709
        250,000    MERRILL LYNCH & COMPANY INCORPORATED                                   6.05        05/16/2016            257,605
        725,000    MERRILL LYNCH & COMPANY INCORPORATED                                   6.00        02/17/2009            736,369
        450,000    MERRILL LYNCH & COMPANY INCORPORATED                                   5.45        07/15/2014            448,482
        500,000    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                        5.77        07/25/2011            509,075
      1,100,000    MORGAN STANLEY                                                         3.88        01/15/2009          1,067,675
        525,000    MORGAN STANLEY                                                         5.38        10/15/2015            513,664
        120,000    MORGAN STANLEY                                                         7.25        04/01/2032            137,235

                                                                                                                          7,178,326
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.09%
         50,000    FEDEX CORPORATION                                                      5.50        08/15/2009             50,257
        120,000    LOCKHEED MARTIN CORPORATION                                            8.50        12/01/2029            160,104
        120,000    RAYTHEON COMPANY                                                       7.20        08/15/2027            137,683

                                                                                                                            348,044
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 0.65%
        180,000    BOEING COMPANY                                                         6.13        02/15/2033            191,143
        525,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                 4.05        06/04/2008            511,844
        180,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                 6.50        11/15/2013            185,364
        225,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                 8.50        01/18/2031            270,191
        450,000    GENERAL DYNAMICS CORPORATION                                           3.00        05/15/2008            433,420
        150,000    HONEYWELL INTERNATIONAL INCORPORATED                                   7.50        03/01/2010            160,575
        150,000    JOHNSON CONTROLS INCORPORATED                                          5.25        01/15/2011            148,211
        120,000    NORTHROP GRUMMAN CORPORATION                                           7.75        02/15/2031            147,538

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
$       180,000    UNITED TECHNOLOGIES CORPORATION                                        4.38%       05/01/2010    $       175,087
        100,000    UNITED TECHNOLOGIES CORPORATION                                        4.88        05/01/2015             96,246
        180,000    UNITED TECHNOLOGIES CORPORATION                                        7.50        09/15/2029            219,135

                                                                                                                          2,538,754
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.04%
        180,000    JOHNSON & JOHNSON                                                      4.95        05/15/2033            167,165
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $82,256,028)                                                                         84,506,452
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS - 2.38%
        150,000    ALBERTA ENERGY COMPANY LIMITED                                         8.13        09/15/2030            183,056
        180,000    ALCAN INCORPORATED                                                     5.00        06/01/2015            170,814
        100,000    ALCAN INCORPORATED                                                     6.13        12/15/2033             98,362
        100,000    AMERICA MOVIL SA DE CV                                                 4.13        03/01/2009             96,510
         75,000    ANADARKO FINANCE COMPANY SERIES B                                      6.75        05/01/2011             78,545
         75,000    ANADARKO FINANCE COMPANY SERIES B                                      7.50        05/01/2031             84,748
         75,000    ASTRAZENECA PLC                                                        5.40        06/01/2014             75,083
        150,000    AXA SA                                                                 8.60        12/15/2030            189,092
         65,000    AXIS CAPITAL HOLDINGS LIMITED                                          5.75        12/01/2014             63,084
        250,000    BHP BILLITON FINANCE USA LIMITED                                       5.00        12/15/2010            246,872
        150,000    BHP BILLITON FINANCE USA LIMITED                                       5.25        12/15/2015            146,711
        200,000    BP CANADA FINANCE COMPANY                                              3.38        10/31/2007            195,624
        100,000    BRITISH SKY BROADCASTING PLC                                           6.88        02/23/2009            103,455
        150,000    BRITISH TELECOMMUNICATIONS PLC                                         8.88        12/15/2030            193,608
        100,000    BURLINGTON RESOURCES FINANCE COMPANY                                   6.50        12/01/2011            105,181
         65,000    CANADIAN NATURAL RESOURCES LIMITED                                     4.90        12/01/2014             61,610
        360,000    CANADIAN PACIFIC RAILWAY COMPANY                                       5.75        03/15/2033            353,840
         65,000    CELULOSA ARAUCO Y CONSTITUCION SA                                      5.63        04/20/2015             62,818
        275,000    CIT GROUP FUNDING COMPANY OF CANADA                                    4.65        07/01/2010            267,969
        275,000    CIT GROUP FUNDING COMPANY OF CANADA                                    5.20        06/01/2015            265,818
        325,000    CONOCO FUNDING COMPANY                                                 6.35        10/15/2011            340,223
        275,000    DEUTCHE TELEKOM INTERNATIONAL FINANCE                                  5.75        03/23/2016            267,502
        325,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              8.00        06/15/2010            353,435
        180,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              8.25        06/15/2030            217,142
         50,000    DIAGEO CAPITAL PLC                                                     3.50        11/19/2007             48,895
        125,000    DIAGEO CAPITAL PLC                                                     3.38        03/20/2008            121,408
        175,000    DIAGEO CAPITAL PLC                                                     4.38        05/03/2010            169,207
        125,000    DIAGEO FINANCE BV                                                      5.30        10/28/2015            122,367
        100,000    ENCANA HOLDINGS FINANCE CORPORATION                                    5.80        05/01/2014            100,722
        100,000    FALCONBRIDGE LIMITED                                                   6.00        10/15/2015             99,916
        250,000    FRANCE TELECOM SA                                                      7.75        03/01/2011            272,993
        225,000    FRANCE TELECOM SA                                                      8.50        03/01/2031            287,102
        100,000    HANSON PLC                                                             6.13        08/15/2016            100,988
        180,000    ING GROEP NV+/-                                                        5.78        12/31/2049            178,766
         25,000    LAFARGE SA                                                             6.15        07/15/2011             25,445
         50,000    LAFARGE SA                                                             6.50        07/15/2016             51,494
        200,000    ROYAL BANK CANADA                                                      5.65        07/20/2011            203,361
        360,000    ROYAL BANK OF SCOTLAND GROUP PLC                                       5.00        10/01/2014            348,285

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
$       100,000    ROYAL BANK OF SCOTLAND GROUP PLC+/-                                    7.65%       12/31/2049    $       113,326
        120,000    ROYAL KPN NV                                                           8.00        10/01/2010            129,157
         75,000    ROYAL KPN NV                                                           8.38        10/01/2030             85,210
        225,000    SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                            7.63        09/14/2010            243,593
         75,000    SUNCOR ENERGY INCORPORATED                                             5.95        12/01/2034             74,910
         65,000    TECK COMINCO LIMITED                                                   6.13        10/01/2035             61,362
        150,000    TELECOM ITALIA CAPITAL                                                 6.00        09/30/2034            135,425
        300,000    TELECOM ITALIA CAPITAL SA                                              4.00        01/15/2010            285,050
        180,000    TELEFONICA EUROPE BV                                                   7.75        09/15/2010            193,884
        120,000    TELEFONICA EUROPE BV                                                   8.25        09/15/2030            141,444
        350,000    TELEFONOS DE MEXICO SA DE CV                                           4.50        11/19/2008            341,894
         65,000    TELEFONOS DE MEXICO SA DE CV                                           5.50        01/27/2015             63,039
        180,000    TELUS CORPORATION                                                      8.00        06/01/2011            197,942
         65,000    TRANSCANADA PIPELINES LIMITED                                          4.88        01/15/2015             62,298
        100,000    TRANSCANADA PIPELINES LIMITED                                          5.60        03/31/2034             95,307
        120,000    TRANSOCEAN INCORPORATED                                                7.50        04/15/2031            139,045
        100,000    TYCO INTERNATIONAL GROUP SA                                            6.13        01/15/2009            101,655
         75,000    TYCO INTERNATIONAL GROUP SA                                            6.88        01/15/2029             83,708
         75,000    VODAFONE GROUP PLC                                                     5.38        01/30/2015             72,268
        180,000    VODAFONE GROUP PLC                                                     4.63        07/15/2018            157,378
         25,000    WEATHERFORD INTERNATIONAL INCORPORATED                                 6.50        08/01/2036             25,464
        100,000    XL CAPITAL LIMITED                                                     5.25        09/15/2014             95,680

TOTAL FOREIGN CORPORATE BONDS@ (COST $8,948,018)                                                                          9,251,090
                                                                                                                    ---------------

FOREIGN GOVERNMENT BONDS - 24.39%
        193,000    AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                             6.00        02/15/2017            151,198
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                             6.50        05/15/2013             78,042
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                             5.75        06/15/2011             74,831
         98,000    AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                             7.50        09/15/2009             78,301
        135,000    BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                                5.50        03/28/2028            209,416
        444,000    BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                                5.00        09/28/2012            609,801
        140,200    BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                                5.50        09/28/2017            206,775
        742,300    BELGIUM GOVERNMENT BOND SERIES 42 (EUR)                                3.00        09/28/2008            941,475
        555,000    BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                                4.25        09/28/2014            736,693
         76,900    BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                                5.00        03/28/2035            113,895
        155,100    BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                                3.00        03/28/2010            194,948
        927,800    BUNDESOBLIGATION SERIES 141 (EUR)                                      4.25        02/15/2008          1,200,222
        334,700    BUNDESOBLIGATION SERIES 143 (EUR)                                      3.50        10/10/2008            428,844
        110,200    BUNDESOBLIGATION SERIES 145 (EUR)                                      3.50        10/09/2009            140,959
        451,500    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                             5.25        07/04/2010            612,662
        740,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                             5.25        01/04/2011          1,010,100
        348,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                             6.25        01/04/2030            594,359
      1,213,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                             5.00        07/04/2012          1,662,843
        610,400    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                             4.25        01/04/2014            809,374
        657,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                             4.75        07/04/2034            942,183
      1,008,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                             3.75        01/04/2015          1,294,073
         84,200    BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                             3.50        01/04/2016            105,816
        353,500    BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                             6.25        01/04/2024            581,699

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$       302,500    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                             5.25%       01/04/2008    $       395,925
        258,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                             4.13        07/04/2008            334,827
        519,300    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                             4.75        07/04/2008            679,601
        211,100    BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                             5.63        01/04/2028            331,630
        324,100    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                             3.75        01/04/2009            417,383
        159,000    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                             4.00        07/04/2009            206,125
        367,600    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                             4.50        07/04/2009            482,902
        266,800    BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                             5.38        01/04/2010            360,905
        476,000    CANADIAN GOVERNMENT BOND (CAD)                                         5.50        06/01/2010            453,051
        952,000    CANADIAN GOVERNMENT BOND (CAD)                                         5.25        06/01/2013            921,992
        240,000    CANADIAN GOVERNMENT BOND (CAD)                                         5.75        06/01/2033            271,311
         95,000    CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                              8.00        06/01/2023            124,769
        293,000    CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                             8.00        06/01/2027            402,605
        301,000    CANADIAN GOVERNMENT BOND SERIES WH31 (CAD)                             6.00        06/01/2008            281,357
      1,882,400    DENMARK GOVERNMENT BOND (DKK)                                          4.00        08/15/2008            325,691
      1,415,700    DENMARK GOVERNMENT BOND (DKK)                                          6.00        11/15/2011            269,726
        923,100    DENMARK GOVERNMENT BOND (DKK)                                          4.00        11/15/2015            161,115
        473,000    DENMARK GOVERNMENT BOND (DKK)                                          7.00        11/10/2024            112,107
        454,100    FRANCE GOVERNMENT BOND OAT (EUR)                                       5.25        04/25/2008            597,376
        750,000    FRANCE GOVERNMENT BOND OAT (EUR)                                       4.00        04/25/2009            971,573
        950,000    FRANCE GOVERNMENT BOND OAT (EUR)                                       5.50        04/25/2010          1,296,625
        469,200    FRANCE GOVERNMENT BOND OAT (EUR)                                       5.00        04/25/2012            643,045
        370,700    FRANCE GOVERNMENT BOND OAT (EUR)                                       8.50        12/26/2012            603,204
        940,000    FRANCE GOVERNMENT BOND OAT (EUR)                                       4.00        04/25/2014          1,227,254
      1,275,300    FRANCE GOVERNMENT BOND OAT (EUR)                                       5.00        10/25/2016          1,800,778
        619,300    FRANCE GOVERNMENT BOND OAT (EUR)                                       6.00        10/25/2025          1,005,733
        641,400    FRANCE GOVERNMENT BOND OAT (EUR)                                       4.75        04/25/2035            918,199
        966,700    FRENCH TREASURY NOTE BTAN (EUR)                                        3.00        07/12/2008          1,227,499
        652,500    FRENCH TREASURY NOTE BTAN (EUR)                                        3.00        01/12/2011            816,293
      1,038,400    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                6.00        11/01/2007          1,366,907
      1,215,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                3.50        09/15/2008          1,556,796
      1,024,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                3.00        01/15/2010          1,286,962
      1,317,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                5.00        02/01/2012          1,792,838
      1,047,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                4.25        02/01/2015          1,374,329
      1,111,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                4.25        02/01/2019          1,445,204
        226,400    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                9.00        11/01/2023            458,108
        785,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                6.50        11/01/2027          1,307,713
        753,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                5.00        08/01/2034          1,064,561
        240,000    ITALY BUONI POLIENNALI DEL TESORO (EUR)                                4.00        02/01/2037            288,166
    230,850,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 22 (JPY)                        0.30        09/20/2007          1,962,851
    271,500,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 26 (JPY)                        0.20        03/20/2008          2,300,110
    363,150,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 27 (JPY)                        0.20        06/20/2008          3,072,971
    262,000,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 33 (JPY)                        0.60        12/20/2008          2,228,434
    312,700,000    JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                        0.50        12/20/2009          2,633,590
    387,850,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                        1.70        03/22/2010          3,397,820
    292,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                        1.80        12/20/2010          2,575,856
    271,400,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                        1.50        12/20/2011          2,352,916
    320,400,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                        1.10        09/20/2012          2,704,223

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$   120,150,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                        0.70%       03/20/2013    $       983,750
    320,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                        1.50        03/20/2014          2,741,379
    279,650,000    JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                        1.30        03/20/2015          2,333,555
    124,800,000    JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                      2.30        03/20/2035          1,042,257
    253,250,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                      3.70        09/21/2015          2,546,876
    211,850,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                      1.50        03/20/2019          1,743,513
    360,000,000    JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                      2.00        12/20/2024          3,020,725
        325,300    NETHERLANDS GOVERNMENT BOND (EUR)                                      5.25        07/15/2008            429,516
        155,500    NETHERLANDS GOVERNMENT BOND (EUR)                                      2.75        01/15/2009            195,794
        778,700    NETHERLANDS GOVERNMENT BOND (EUR)                                      5.50        07/15/2010          1,065,960
        296,500    NETHERLANDS GOVERNMENT BOND (EUR)                                      3.75        07/15/2014            380,724
         84,300    NETHERLANDS GOVERNMENT BOND (EUR)                                      7.50        01/15/2023            153,925
        131,500    NETHERLANDS GOVERNMENT BOND (EUR)                                      5.50        01/15/2028            203,835
         90,200    NETHERLANDS GOVERNMENT BOND (EUR)                                      4.00        01/15/2037            114,873
        385,500    SPAIN GOVERNMENT BOND (EUR)                                            6.00        01/31/2008            510,071
        862,000    SPAIN GOVERNMENT BOND (EUR)                                            4.00        01/31/2010          1,119,661
        693,000    SPAIN GOVERNMENT BOND (EUR)                                            5.00        07/30/2012            950,077
        502,000    SPAIN GOVERNMENT BOND (EUR)                                            4.40        01/31/2015            672,755
        142,000    SPAIN GOVERNMENT BOND (EUR)                                            5.50        07/30/2017            209,131
        250,000    SPAIN GOVERNMENT BOND (EUR)                                            5.75        07/30/2032            405,772
         81,000    SPAIN GOVERNMENT BOND (EUR)                                            4.20        01/31/2037            106,077
      1,890,000    SWEDEN GOVERNMENT BOND SERIES 1040 (SEK)                               6.50        05/05/2008            274,210
      2,300,000    SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                               6.75        05/05/2014            381,778
      1,320,000    SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                               5.25        03/15/2011            194,627
        440,000    SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                               5.00        12/01/2020             69,083
        520,000    UNITED KINGDOM GILT (GBP)                                              5.00        03/07/2008            992,079
        400,100    UNITED KINGDOM GILT (GBP)                                              4.75        06/07/2010            762,030
        300,800    UNITED KINGDOM GILT (GBP)                                              9.00        07/12/2011            678,924
        585,000    UNITED KINGDOM GILT (GBP)                                              5.00        09/07/2014          1,146,498
        275,000    UNITED KINGDOM GILT (GBP)                                              4.75        09/07/2015            532,070
        470,000    UNITED KINGDOM GILT (GBP)                                              4.75        03/07/2020            921,550
        819,200    UNITED KINGDOM GILT (GBP)                                              4.25        06/07/2032          1,578,661
        413,900    UNITED KINGDOM GILT (GBP)                                              4.75        12/07/2038            878,553

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $92,753,284)                                                                       94,929,754
                                                                                                                    ---------------

AGENCY NOTES - INTEREST BEARING - 6.27%

FEDERAL HOME LOAN BANK - 2.42%
      1,500,000    FHLB                                                                   3.38        09/14/2007          1,472,750
      1,000,000    FHLB                                                                   3.75        08/18/2009            966,229
      1,000,000    FHLB                                                                   4.38        03/17/2010            978,610
      1,200,000    FHLB<<                                                                 5.13        06/18/2008          1,200,904
        400,000    FHLB                                                                   5.25        06/18/2014            404,149
      1,200,000    FHLB                                                                   5.38        08/19/2011          1,216,902
        250,000    FHLB<<                                                                 5.38        05/18/2016            255,058
      1,200,000    FHLB SERIES 1                                                          3.25        12/17/2007          1,171,451
        800,000    FHLB SERIES 363                                                        4.50        11/15/2012            776,580
      1,000,000    FHLB SERIES 439                                                        3.63        11/14/2008            970,636

                                                                                                                          9,413,269
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.41%
$     2,000,000    FHLMC                                                                  3.88%       06/15/2008    $     1,959,270
      1,500,000    FHLMC                                                                  4.38        11/16/2007          1,485,609
      1,000,000    FHLMC                                                                  4.63        02/21/2008            993,214
        650,000    FHLMC                                                                  4.75        01/19/2016            633,093
      1,000,000    FHLMC                                                                  4.88        02/17/2009            996,843
      1,000,000    FHLMC<<                                                                5.13        04/18/2011          1,003,562
        650,000    FHLMC                                                                  5.25        04/18/2016            656,861
        200,000    FHLMC                                                                  6.25        07/15/2032            228,034
        300,000    FHLMC                                                                  6.75        03/15/2031            360,516
      1,000,000    FHLMC                                                                  6.88        09/15/2010          1,066,636

                                                                                                                          9,383,638
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.44%
      1,000,000    FNMA<<                                                                 3.88        07/15/2008            978,079
      1,000,000    FNMA                                                                   4.25        08/15/2010            972,345
      1,100,000    FNMA<<                                                                 5.00        09/14/2007          1,096,916
        950,000    FNMA                                                                   5.00        03/15/2016            942,111
        200,000    FNMA                                                                   6.21        08/06/2038            227,191
      1,000,000    FNMA                                                                   6.63        09/15/2009          1,044,951
        300,000    FNMA                                                                   6.63        11/15/2030            354,744

                                                                                                                          5,616,337
                                                                                                                    ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $24,044,253)                                                                 24,413,244
                                                                                                                    ---------------

AGENCY SECURITIES - 26.55%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.86%
      1,000,000    FHLMC<<                                                                6.63        09/15/2009          1,044,117
        800,000    FHLMC                                                                  4.88        11/15/2013            789,674
      7,795,010    FHLMC #A11964                                                          5.00        08/01/2033          7,503,516
      1,381,161    FHLMC #A15966                                                          5.00        11/01/2033          1,329,513
      2,042,904    FHLMC #A16693                                                          5.50        12/01/2033          2,012,901
      2,907,242    FHLMC #A29757                                                          5.50        01/01/2035          2,856,514
      2,228,811    FHLMC #A35253                                                          5.50        06/01/2035          2,189,920
      3,071,349    FHLMC #A36541                                                          5.00        08/01/2035          2,946,313
      1,926,864    FHLMC #A41694                                                          5.50        01/01/2036          1,893,242
      6,233,362    FHLMC #E01425                                                          4.50        08/01/2018          5,999,149
        646,629    FHLMC #E95352                                                          4.50        04/01/2018            622,283
      1,305,737    FHLMC #G11950                                                          4.50        10/01/2018          1,256,574
      2,500,000    FHLMC TBA+/-%%                                                         5.00        09/01/2021          2,446,095
      1,750,000    FHLMC TBA+/-%%                                                         6.00        09/01/2021          1,767,500
      5,200,000    FHLMC TBA+/-%%                                                         5.00        09/01/2036          4,983,878
      6,500,000    FHLMC TBA+/-%%                                                         6.00        09/01/2036          6,508,125

                                                                                                                         46,149,314
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.13%
      1,500,000    FNMA                                                                   3.13        12/15/2007           1,461,806
      1,000,000    FNMA                                                                   7.25        01/15/2010           1,068,389
      1,000,000    FNMA<<                                                                 6.00        05/15/2011           1,039,809
        800,000    FNMA                                                                   4.63        10/15/2013             778,430
        300,000    FNMA                                                                   5.25        06/01/2017             173,067

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$       200,000    FNMA^                                                                  5.71%       10/09/2019    $        96,560
      1,732,642    FNMA #545414                                                           5.50        01/01/2017          1,731,842
        893,761    FNMA #779510                                                           5.00        06/01/2019            876,566
      1,014,677    FNMA #793675                                                           6.00        09/01/2034          1,017,369
      1,144,266    FNMA #794514                                                           5.00        10/01/2019          1,122,252
      1,173,148    FNMA #804666                                                           6.00        11/01/2034          1,176,261
        917,231    FNMA #812338                                                           6.00        03/01/2035            918,459
        752,454    FNMA #830957                                                           5.50        08/01/2035            738,804
      1,748,646    FNMA #831625                                                           7.00        06/01/2036          1,795,331
      2,277,079    FNMA #832799                                                           5.00        09/01/2035          2,182,197
      1,668,975    FNMA #834657                                                           5.50        08/01/2035          1,638,696
      6,393,510    FNMA #835284                                                           5.50        09/01/2035          6,277,520
      5,248,841    FNMA #835331                                                           5.50        08/01/2035          5,153,618
      1,422,778    FNMA #843901                                                           4.50        09/01/2035          1,325,325
      1,667,249    FNMA #851264                                                           5.50        05/01/2021          1,661,290
      4,000,000    FNMA TBA+/-%%                                                          5.00        09/01/2021          3,916,248
      3,500,000    FNMA TBA+/-%%                                                          5.50        09/01/2021          3,486,875
      1,100,000    FNMA TBA+/-%%                                                          4.50        09/01/2036          1,024,032
      2,250,000    FNMA TBA+/-%%                                                          6.00        09/01/2036          2,252,111
      4,250,000    FNMA TBA+/-%%                                                          6.50        09/01/2036          4,313,750

                                                                                                                         47,226,607
                                                                                                                    ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.56%
      2,500,000    GNMA TBA+/-%%                                                          5.00        09/01/2036          2,421,875
      3,500,000    GNMA TBA+/-%%                                                          5.50        09/01/2036          3,466,092
      2,500,000    GNMA TBA+/-%%                                                          6.00        09/01/2036          2,522,655
      1,500,000    GNMA TBA+/-%%                                                          6.50        09/01/2036          1,533,282

                                                                                                                          9,943,904
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $101,771,037)                                                                             103,319,825
                                                                                                                    ---------------

US TREASURY SECURITIES - 17.20%

US TREASURY BONDS - 5.26%
      3,000,000    US TREASURY BOND<<                                                     7.50        11/15/2016          3,648,984
      1,800,000    US TREASURY BOND<<                                                     8.75        05/15/2017          2,387,390
      3,200,000    US TREASURY BOND<<                                                     8.88        02/15/2019          4,382,749
      1,200,000    US TREASURY BOND<<                                                     8.00        11/15/2021          1,588,781
      1,750,000    US TREASURY BOND<<                                                     6.25        08/15/2023          2,006,622
      1,700,000    US TREASURY BOND<<                                                     6.00        02/15/2026          1,920,070
      1,900,000    US TREASURY BOND<<                                                     6.13        11/15/2027          2,193,313
      1,000,000    US TREASURY BOND                                                       5.50        08/15/2028          1,074,766
        500,000    US TREASURY BOND                                                       6.25        05/15/2030            592,149
        700,000    US TREASURY BOND<<                                                     4.50        02/15/2036            658,820

                                                                                                                         20,453,644
                                                                                                                    ---------------

US TREASURY NOTES - 11.94%
      5,500,000    US TREASURY NOTE<<                                                     4.00        09/30/2007          5,443,499
      3,000,000    US TREASURY NOTE<<                                                     4.63        03/31/2008          2,989,101
      4,500,000    US TREASURY NOTE<<                                                     5.00        07/31/2008          4,516,173
      2,000,000    US TREASURY NOTE<<                                                     3.25        08/15/2008          1,943,750

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
US TREASURY NOTES (CONTINUED)
$     5,000,000    US TREASURY NOTE<<                                                     2.63%       03/15/2009    $     4,752,735
      4,500,000    US TREASURY NOTE<<                                                     3.38        09/15/2009          4,332,654
      2,750,000    US TREASURY NOTE<<                                                     4.00        03/15/2010          2,687,803
      2,750,000    US TREASURY NOTE                                                       3.88        09/15/2010          2,667,286
      3,000,000    US TREASURY NOTE<<                                                     4.75        03/31/2011          3,005,391
      2,500,000    US TREASURY NOTE<<                                                     4.88        07/31/2011          2,518,555
      2,500,000    US TREASURY NOTE<<                                                     5.00        08/15/2011          2,538,575
      3,750,000    US TREASURY NOTE                                                       4.00        11/15/2012          3,608,055
      1,000,000    US TREASURY NOTE<<                                                     4.25        11/15/2013            971,172
      3,900,000    US TREASURY NOTE<<                                                     4.25        11/15/2014          3,772,337
        750,000    US TREASURY NOTE                                                       4.50        02/15/2016            736,025

                                                                                                                         46,483,111
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $66,027,983)                                                                          66,936,755
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 15.60%

COLLATERAL INVESTED IN OTHER ASSETS - 15.60%
        117,769    ABBEY NATIONAL TREASURY SERVICE+/-++                                   5.59        01/16/2007            117,829
        785,128    AMERICAN EXPRESS BANK FSB+/-                                           5.29        01/26/2007            785,128
        494,972    AMERICAN GENERAL FINANCE CORPORATION+/-++                              5.36        09/14/2007            494,966
        426,700    AQUIFER FUNDING LIMITED++                                              5.35        09/07/2006            426,320
        341,360    ATLAS CAPITAL FUNDING LIMITED+/-++                                     5.30        04/25/2007            341,360
         37,584    ATLAS CAPITAL FUNDING LIMITED++                                        5.31        09/01/2006             37,584
        426,700    ATLAS CAPITAL FUNDING LIMITED+/-                                       5.38        11/10/2006            426,700
        341,360    ATOMIUM FUNDING CORPORATION++                                          5.40        11/03/2006            338,164
         42,670    BANK ONE NA+/-                                                         5.55        01/12/2007             42,689
      3,669,620    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,670,166)                                            5.36        09/01/2006          3,669,620
      1,109,420    BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.39        02/23/2007          1,109,420
      1,706,800    BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,707,054)                                            5.36        09/01/2006          1,706,800
         58,031    BHP BILLITON FINANCE USA LIMITED++                                     5.31        09/08/2006             57,971
      1,713,876    BNP PARIBAS REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,714,131)                                            5.36        09/01/2006          1,713,876
        682,720    BUCKINGHAM II CDO LLC                                                  5.31        09/25/2006            680,312
        853,400    BUCKINGHAM III CDO LLC++                                               5.32        09/29/2006            849,882
        204,816    CAIRN HIGH GRADE FUNDING I LLC                                         5.30        09/18/2006            204,304
        273,088    CAIRN HIGH GRADE FUNDING I LLC++                                       5.31        09/13/2006            272,606
        221,884    CAIRN HIGH GRADE FUNDING I LLC++                                       5.31        09/25/2006            221,101
        170,680    CAIRN HIGH GRADE FUNDING I LLC                                         5.32        09/21/2006            170,177
         10,258    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    5.27        09/05/2006             10,252
        428,543    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    5.31        09/12/2006            427,849
        242,878    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    5.32        09/25/2006            242,019
        426,700    CEDAR SPRINGS CAPITAL COMPANY LLC++                                    5.33        10/03/2006            424,690
        519,038    CEDAR SPRINGS CAPITAL COMPANY LLC                                      5.37        11/27/2006            512,390
         20,499    CEDAR SPRINGS CAPITAL COMPANY LLC                                      5.38        11/20/2006             20,256
        635,459    CEDAR SPRINGS CAPITAL COMPANY LLC                                      5.39        11/17/2006            628,214
        853,400    CHEYNE FINANCE LLC++                                                   5.37        11/13/2006            844,211

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     3,413,600    CITIGROUP REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,414,108)                                            5.36%       09/01/2006    $     3,413,600
         34,136    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                             5.23        09/13/2006             34,077
         40,724    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                             5.25        06/12/2006             40,659
      2,048,160    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       5.31        09/05/2006          2,046,049
        512,040    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.34        10/11/2006            509,019
          7,783    CROWN POINT CAPITAL COMPANY LLC++                                      5.45        10/02/2006              7,747
         34,836    CROWN POINT CAPITAL COMPANY LLC++                                      5.49        10/02/2006             34,672
        761,660    CULLINAN FINANCE CORPORATION++                                         5.38        09/28/2006            758,598
        112,649    DEER VALLEY FUNDING LLC++                                              5.27        09/15/2006            112,417
        778,813    DEER VALLEY FUNDING LLC++                                              5.31        09/12/2006            777,552
        426,700    DEER VALLEY FUNDING LLC                                                5.36        09/11/2006            426,066
        426,700    DEER VALLEY FUNDING LLC                                                5.41        11/01/2006            422,825
         17,068    FCAR OWNER TRUST SERIES II                                             5.22        10/03/2006             16,989
      1,307,616    FIRST BOSTON REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,307,811)                                            5.36        09/01/2006          1,307,616
        853,400    FIVE FINANCE INCORPORATED+/-++                                         5.37        01/25/2007            853,337
         28,230    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.21        09/29/2006             28,117
         84,845    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.36        11/15/2006             83,908
         34,563    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.44        10/30/2006             34,257
         10,241    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.47        11/29/2006             10,104
          9,302    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.48        11/15/2006              9,197
        590,365    FOX TROT CDO LIMITED                                                   5.36        12/01/2006            582,471
        273,088    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.41        06/18/2007            273,088
        204,987    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.53        09/18/2006            205,004
        397,241    GEORGE STREET FINANCE LLC++                                            5.29        09/15/2006            396,425
        853,400    GOLDMAN SACHS GROUP INCORPORATED+/-                                    5.59        03/30/2007            854,184
        174,094    HBOS TREASURY SERVICES PLC+/-++                                        5.58        01/12/2007            174,183
         26,558    ICICI BANK LIMITED                                                     5.46        11/15/2006             26,259
         52,262    ICICI BANK LIMITED                                                     5.51        12/01/2006             51,545
        597,380    ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40        09/18/2007            597,380
         33,863    IRISH LIFE & PERMANENT PLC                                             5.47        12/13/2006             33,341
      2,218,840    JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                   (MATURITY VALUE $2,219,170)                                            5.36        09/01/2006          2,218,840
      1,092,352    KAUPTHING BANK HF+/-++                                                 5.39        03/20/2007          1,092,352
        426,700    KESTREL FUNDING LLC++                                                  5.45        11/06/2006            422,476
         28,777    KLIO FUNDING CORPORATION++                                             5.36        11/15/2006             28,459
         54,430    KLIO FUNDING CORPORATION++                                             5.46        10/20/2006             54,028
        299,373    KLIO II FUNDING CORPORATION++                                          5.39        10/20/2006            297,193
      1,365,440    KLIO III FUNDING CORPORATION                                           5.30        09/18/2006          1,362,029
        140,179    KLIO III FUNDING CORPORATION++                                         5.46        10/16/2006            139,230
         51,204    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.61        04/20/2007             51,259
      6,448,200    LEXINGTON PARKER CAPITAL CORPORATION++                                 5.17        10/05/2006          6,416,217
         25,602    LEXINGTON PARKER CAPITAL CORPORATION++                                 5.49        10/05/2006             25,470
         49,497    LIBERTY STREET FUNDING CORPORATION++                                   5.42        09/25/2006             49,319
          4,267    LIBERTY STREET FUNDING CORPORATION                                     5.44        10/25/2006              4,232
        512,040    LIQUID FUNDING LIMITED++                                               5.32        09/21/2006            510,532
        597,380    LIQUID FUNDING LIMITED+/-                                              5.35        12/29/2006            597,301

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       597,380    LIQUID FUNDING LIMITED+/-                                              5.37%       12/01/2006    $       597,380
        512,040    LIQUID FUNDING LIMITED++                                               5.48        11/30/2006            505,115
        256,020    LIQUID FUNDING LIMITED                                                 5.52        12/28/2006            251,472
         55,471    MERRILL LYNCH & COMPANY                                                5.61        01/26/2007             55,515
      1,194,760    MORGAN STANLEY+/-                                                      5.38        10/10/2006          1,194,760
        853,400    MORGAN STANLEY+/-                                                      5.38        10/30/2006            853,400
        262,421    MORGAN STANLEY+/-                                                      5.39        09/14/2007            262,421
         17,068    MORGAN STANLEY+/-                                                      5.48        01/19/2007             17,074
        457,422    NATIONWIDE BUILDING SOCIETY+/-++                                       5.42        12/11/2006            457,588
        273,941    NATIONWIDE BUILDING SOCIETY+/-++                                       5.61        07/20/2007            274,339
        170,680    NEWPORT FUNDING CORPORATION++                                          5.39        09/26/2006            170,044
        361,825    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.43        10/23/2006            359,008
         34,136    NORTH SEA FUNDING LLC                                                  5.25        11/24/2006             33,723
         17,068    NORTH SEA FUNDING LLC++                                                5.38        10/16/2006             16,954
        201,829    PERRY GLOBAL FUNDING LIMITED SERIES A++                                5.24        09/05/2006            201,712
          7,117    PERRY GLOBAL FUNDING LIMITED SERIES A++                                5.43        09/25/2006              7,092
          4,694    PERRY GLOBAL FUNDING LIMITED SERIES A                                  5.50        11/10/2006              4,644
          6,827    PICAROS FUNDING LLC++                                                  5.41        11/03/2006              6,763
        801,428    RACERS TRUST 2004-6-MM+/-++                                            5.35        02/22/2007            801,428
         54,020    ROYAL BANK OF SCOTLAND PLC+/-                                          5.41        11/24/2006             54,025
        426,700    ROYAL BANK OF SCOTLAND PLC+/-++                                        5.41        11/24/2006            426,747
         55,812    ROYAL BANK OF SCOTLAND PLC+/-++                                        5.50        03/30/2007             55,833
        426,700    SEDNA FINANCE INCORPORATED+/-++                                        5.24        12/08/2006            426,700
      2,679,676    SHEFFIELD RECEIVABLES CORPORATION                                      5.28        09/01/2006          2,679,676
        341,360    SLM CORPORATION+/-++                                                   5.33        09/12/2007            341,360
      1,197,747    SLM CORPORATION+/-                                                     5.60        01/25/2007          1,198,554
         87,388    SLM CORPORATION+/-                                                     5.69        07/25/2007             87,591
        213,811    TANGO FINANCE CORPORATION+/-++                                         5.36        10/25/2006            213,811
        612,195    TIERRA ALTA FUNDING I LIMITED                                          5.35        11/01/2006            606,697
        612,144    TIERRA ALTA FUNDING I LIMITED                                          5.35        11/08/2006            606,016
      1,706,800    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.51        08/31/2007          1,706,800
        328,030    TRAVELERS INSURANCE COMPANY+/-                                         5.40        02/09/2007            328,030
        426,700    UNICREDITO ITALIANO+/-++                                               5.38        09/07/2007            426,700
         85,340    VERSAILLES CDS LLC++                                                   5.31        09/05/2006             85,290
         85,340    VERSAILLES CDS LLC                                                     5.32        09/08/2006             85,252
         37,976    VERSAILLES CDS LLC                                                     5.33        09/05/2006             37,954
         25,602    VERSAILLES CDS LLC++                                                   5.36        09/22/2006             25,522
        426,700    WAL-MART STORES INCORPORATED+/-                                        5.39        09/28/2007            426,638
        546,176    WHISTLEJACKET CAPITAL LIMITED                                          5.34        10/16/2006            542,558
         30,057    WHISTLEJACKET CAPITAL LIMITED++                                        5.36        11/20/2006             29,703
         98,653    WHITE PINE FINANCE LLC++                                               5.30        09/01/2006             98,651

                                                                                                                         60,726,853
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $60,726,853)                                                               60,726,853
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 13.12%

COMMERCIAL PAPER - 6.41%
$    12,000,000    FAIRWAY FINANCE CORPORATION^                                           5.26%       09/12/2006    $    11,980,713
     13,000,000    GIRO BALANCED FUNDING CORPORATION^                                     5.26        09/13/2006         12,977,207

                                                                                                                         24,957,920
                                                                                                                    ---------------

SHARES

MUTUAL FUNDS - 6.71%
     26,114,595    WELLS FARGO MONEY MARKET TRUST~+++                                                                    26,114,595
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $51,072,503)                                                                          51,072,515
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $487,599,959)*                               127.23%                                                          $   495,156,488
OTHER ASSETS AND LIABILITIES, NET                  (27.23)                                                             (105,962,762)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   389,193,726
                                                   ======                                                           ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $27,432,240.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 94.52%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.01%
          4,900   KURITA WATER INDUSTRIES LIMITED                                                                   $        87,027
                                                                                                                    ---------------

AGRICULTURAL PRODUCTION CROPS - 0.04%
          7,162   CHIQUITA BRANDS INTERNATIONAL INCORPORATED                                                                121,109
          3,203   DELTA & PINE LAND COMPANY+                                                                                129,593

                                                                                                                            250,702
                                                                                                                    ---------------

AGRICULTURAL SERVICES - 0.22%
         40,876   ABB GRAIN LIMITED                                                                                         208,475
         42,035   AWB LIMITED                                                                                               112,328
        149,800   IJM PLANTATIONS BHD                                                                                        65,113
        181,700   PADIBERAS NASIONAL BHD                                                                                     85,396
        215,000   PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA TBK PT                                                     113,444
          8,300   UNITED MALACCA BHD                                                                                         10,462
        204,800   UNITED PLANTATIONS BHD+                                                                                   472,915
         13,183   VCA ANTECH INCORPORATED                                                                                   466,942

                                                                                                                          1,535,075
                                                                                                                    ---------------

AIRPORT DEVELOP, MAINTENANCE - 0.01%
          8,246   EMPRESA BRASILEIRA DE AERONAUTICA SA+                                                                      79,922
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES - 0.65%
         10,469   ARISTOCRAT LEISURE LIMITED+                                                                               104,709
         11,336   BALLY TECHNOLOGIES INCORPORATED+                                                                          178,429
        295,800   BERJAYA LAND BHD                                                                                           41,385
        113,400   BERJAYA SPORTS TOTO BHD                                                                                   138,631
        370,000   CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED+                                                   90,392
          1,141   CLUB MEDITERRANEE                                                                                          60,810
         62,949   CORPORATION INTERAMERICANA DE ENTRETENIMIENTO SA                                                          112,482
         12,512   FLIGHT CENTRE LIMITED                                                                                     109,954
          4,627   GREEK ORGANIZATION OF FOOTBALL PROGNOSTICS SA                                                             164,558
          5,089   HARRAH'S ENTERTAINMENT INCORPORATED                                                                       317,331
          1,200   HIS COMPANY LIMITED+                                                                                       31,381
          8,107   INTERNATIONAL GAME TECHNOLOGY+                                                                            313,579
          9,689   INTERNATIONAL SPEEDWAY CORPORATION CLASS A+                                                               468,948
          3,492   INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES+                                                        100,660
             74   KUONI REISEN HOLDING                                                                                       38,778
          9,759   LADBROKERS PLC NEW+                                                                                        71,028
          2,636   LOTTOMATICA SPA                                                                                           101,989
        525,400   MAGNUM CORPORATION BHD                                                                                    306,876
        218,500   MIDA-MEDALIST ENTERTAINMENT PCL                                                                            35,176
          7,128   MULTIMEDIA GAMES INCORPORATED<<                                                                            68,286
          4,700   NAMCO BANDAI HOLDINGS INCORPORATED                                                                         74,026
          3,600   ORIENTAL LAND COMPANY LIMITED                                                                             206,074
          6,565   PENN NATIONAL GAMING INCORPORATED                                                                         217,433
         10,952   PINNACLE ENTERTAINMENT INCORPORATED                                                                       282,343
          2,400   RESORTTRUST INCORPORATED                                                                                   67,465
             12   ROUND ONE CORPORATION                                                                                      48,043
          3,500   SEGA SAMMY HOLDINGS INCORPORATED                                                                          119,554
         16,215   SIX FLAGS INCORPORATED<<                                                                                   84,642
         19,164   TABCORP HOLDINGS LIMITED+                                                                                 221,524
         33,408   TATTERSALL'S LIMITED                                                                                       83,408
         11,000   TOKYO DOME CORPORATION                                                                                     62,030
         12,000   TOKYOTOKEIBA COMPANY LIMITED                                                                               38,945
         10,697   WESTWOOD ONE INCORPORATED                                                                                  78,409

                                                                                                                          4,439,278
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
APPAREL & ACCESSORY STORES - 1.13%
          6,643   ABERCROMBIE & FITCH COMPANY CLASS A                                                               $       428,673
         10,558   AEROPOSTALE INCORPORATED+                                                                                 268,173
         14,144   ANN TAYLOR STORES CORPORATION+                                                                            562,931
          3,300   AOKI HOLDINGS INCORPORATED                                                                                 58,750
          3,400   AOYAMA TRADING COMPANY LIMITED                                                                            110,635
         16,007   BULGARI SPA                                                                                               200,664
          8,767   CATO CORPORATION+                                                                                         203,657
            461   CHARLES VOEGELE HOLDING AG                                                                                 36,536
         29,039   CHARMING SHOPPES INCORPORATED+                                                                            382,153
         13,841   CHICO'S FAS INCORPORATED+                                                                                 255,228
          4,429   CHILDREN'S PLACE RETAIL STORES INCORPORATED                                                               256,749
          2,000   CHIYODA COMPANY LIMITED                                                                                    47,702
          8,447   CHRISTOPHER & BANKS CORPORATION                                                                           205,684
         19,500   CITIZEN WATCH COMPANY LIMITED                                                                             161,123
         25,483   COLORADO GROUP LIMITED                                                                                     91,250
          7,000   DAIMARU INCORPORATED                                                                                       86,401
         10,998   DRESS BARN INCORPORATED                                                                                   194,115
          1,500   FAST RETAILING COMPANY LIMITED                                                                            139,912
        256,000   GIORDANO INTERNATIONAL LIMITED                                                                            145,162
          9,000   HANKYU DEPARTMENT STORES                                                                                   71,604
         12,005   HOT TOPIC INCORPORATED+<<                                                                                 118,609
          2,431   INDUSTRIA DE DISENO TEXTIL SA                                                                             109,661
          6,600   ISETAN COMPANY LIMITED                                                                                    111,316
         22,104   JUST GROUP LIMITED                                                                                         58,055
          6,191   KOHLS CORPORATION                                                                                         386,999
          3,237   L'OREAL SA                                                                                                338,816
          7,193   LIMITED BRANDS+                                                                                           185,076
          2,832   LOJAS RENNER SA+                                                                                          172,377
         12,300   MARUI COMPANY LIMITED                                                                                     183,146
         17,000   MITSUKOSHI LIMITED                                                                                         80,080
          2,400   NISHIMATSUYA CHAIN COMPANY LIMITED                                                                         46,203
         17,887   NORDSTROM INCORPORATED                                                                                    668,079
          1,603   ORIFLAME COSMETICS SA                                                                                      55,300
         15,315   PACIFIC SUNWEAR OF CALIFORNIA<<                                                                           204,608
         16,064   PAYLESS SHOESOURCE INCORPORATED                                                                           376,861
          2,237   PINAULT-PRINTEMPTS-REDOUTE SA                                                                             308,947
            730   POINT INCORPORATED                                                                                         39,113
          1,000   RIGHT ON COMPANY LIMITED                                                                                   32,369
            900   SHIMANURA COMPANY LIMITED                                                                                  88,777
          9,000   TAKASHIMAYA COMPANY LIMITED                                                                               113,463
          1,900   UNITED ARROWS LIMITED                                                                                      33,664
          9,811   URBAN OUTFITTERS INCORPORATED+                                                                            153,935

                                                                                                                          7,772,556
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.32%
          7,091   BILLABONG INTERNATIONAL LIMITED                                                                            80,127
          9,051   HENNES & MAURITZ AB CLASS B                                                                               351,584
          8,600   JONES APPAREL GROUP INCORPORATED                                                                          269,180
          8,000   LIZ CLAIBORNE INCORPORATED                                                                                298,960
            206   NOBEL BIOCARE HOLDING AG+                                                                                  50,209
         10,130   PHILLIPS-VAN HEUSEN CORPORATION<<                                                                         391,423
          4,333   POLO RALPH LAUREN CORPORATION+                                                                            255,604
         45,500   PORTS DESIGN LIMITED                                                                                       70,322
          2,972   VALENTINO FASHION GROUP SPA                                                                                97,855

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (CONTINUED)
          4,600   VF CORPORATION                                                                                    $       321,494
         34,000   YGM TRADING LIMITED                                                                                        31,039

                                                                                                                          2,217,797
                                                                                                                    ---------------

AUTO PARTS & EQUIPMENT - 0.01%
         96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                             35,326
        310,300   YARNAPUND PCL+                                                                                             50,781

                                                                                                                             86,107
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.32%
          2,700   AUTOZONE INCORPORATED+                                                                                    243,810
          1,741   CARMAX INCORPORATED                                                                                        65,618
            395   D'IETEREN SA                                                                                              131,827
         25,700   NISSAN MOTOR COMPANY LIMITED                                                                              292,038
         27,500   TOYOTA MOTOR CORPORATION                                                                                1,492,185

                                                                                                                          2,225,478
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.04%
          5,237   RYDER SYSTEM INCORPORATED                                                                                 258,813
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.94%
          7,584   BEAZER HOMES USA INCORPORATED                                                                             305,635
         10,498   CENTEX CORPORATION                                                                                        534,873
        184,900   CH KARNCHANG PCL                                                                                           35,917
          3,000   COMSYS HOLDINGS CORPORATION                                                                                35,112
         66,321   CONSORCIO ARA SA DE CV                                                                                    308,726
         12,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                      195,443
         44,144   DESARROLLADORA HOMEX SA DE CV                                                                             271,993
          6,011   DR HORTON INCORPORATED+                                                                                   131,821
        460,900   E&O PROPERTY DEVELOPMENT BHD                                                                               88,899
         39,422   EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV                                                               133,659
        151,100   EVERGREEN FIBREBOARD BHD+                                                                                  34,891
         73,800   GAMUDA BHD                                                                                                 81,399
         14,500   HASEKO CORPORATION                                                                                         51,876
         13,306   IMPREGILO SPA                                                                                              49,223
        595,700   ITALIAN-THAI DEVELOPMENT PCL                                                                               82,428
          5,000   JGC CORPORATION                                                                                            89,868
         23,000   KAJIMA CORPORATION+                                                                                       106,580
          7,734   KB HOME+                                                                                                  330,706
          6,000   KINDEN CORPORATION                                                                                         48,503
        958,500   LAND & HOUSES PCL                                                                                         183,640
          8,637   LEIGHTON HOLDINGS LIMITED                                                                                 130,634
         12,088   LENNAR CORPORATION CLASS A+                                                                               542,026
          3,445   MDC HOLDINGS INCORPORATED                                                                                 147,412
            462   NVR INCORPORATED                                                                                          237,306
         18,000   OBAYASHI CORPORATION                                                                                      124,656
          9,000   OKUMURA CORPORATION                                                                                        49,295
          5,233   PULTE HOMES INCORPORATED+                                                                                 155,263
        166,499   SARE HOLDING SA DE CV                                                                                     187,661
         12,000   SEKISUI CHEMICAL COMPANY LIMITED                                                                          105,286
         16,000   SEKISUI HOUSE LIMITED                                                                                     237,421
         18,000   SHIMIZU CORPORATION                                                                                       106,717
        291,300   SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                   34,727
          6,824   STANDARD-PACIFIC CORPORATION                                                                              163,298
         27,000   TAISEI CORPORATION                                                                                         97,057

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (CONTINUED)
         11,000   TODA CORPORATION                                                                                  $        52,847
          5,000   TRONOH CONSOLIDATED MALAYSIA BHD+                                                                           5,270
          8,065   UNITED CONSTRUCTION GROUP LIMITED                                                                          84,852
        101,681   URBI DESARROLLOS URBANOS SA DE CV                                                                         265,548
          1,610   VINCI SA                                                                                                  174,294
          6,456   WALTER INDUSTRIES INCORPORATED<<                                                                          355,338
          8,220   WCI COMMUNITIES INCORPORATED<<                                                                            126,917

                                                                                                                          6,485,017
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.66%
         11,000   ASAHI GLASS COMPANY LIMITED                                                                               144,299
         11,945   FASTENAL COMPANY                                                                                          438,143
          6,754   FLETCHER BUILDING LIMITED                                                                                  38,367
         21,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                    106,614
         18,892   GRAFTON GROUP PLC                                                                                         258,493
         38,459   HOME DEPOT INCORPORATED                                                                                 1,318,759
         27,398   KINGFISHER PLC                                                                                            123,114
          9,858   KINGSPAN GROUP PLC+                                                                                       176,561
          2,600   KOMERI COMPANY LIMITED                                                                                     90,140
         32,094   LOWE'S COMPANIES INCORPORATED+                                                                            868,464
         18,000   MATSUSHITA ELECTRIC WORKS LIMITED                                                                         191,967
          3,600   RINNAI CORPORATION                                                                                         99,970
         17,217   SANDVIK AB+                                                                                               188,283
          3,147   SCHNEIDER ELECTRIC SA                                                                                     335,645
         89,000   TECHTRONIC INDUSTRIES COMPANY                                                                             131,144

                                                                                                                          4,509,963
                                                                                                                    ---------------

BUSINESS SERVICES - 4.88%
         24,231   3COM CORPORATION+                                                                                         107,343
         17,557   ACTIVISION INCORPORATED+                                                                                  226,485
          7,396   ACTUATE CORPORATION+                                                                                       27,957
          9,744   ADOBE SYSTEMS INCORPORATED+                                                                               316,095
          7,103   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        364,668
         10,337   AKAMAI TECHNOLOGIES INCORPORATED+                                                                         405,210
          4,036   ALLIANCE DATA SYSTEMS CORPORATION+                                                                        203,979
          3,620   ANSYS INCORPORATED+                                                                                       169,199
         11,530   AQUANTIVE INCORPORATED+                                                                                   285,944
          3,973   ARBITRON INCORPORATED<<                                                                                   149,067
         13,381   ARIBA INCORPORATED+                                                                                       110,795
            655   ATOS ORIGIN SA                                                                                             34,397
         16,001   AUTODESK INCORPORATED+                                                                                    556,195
          8,629   AUTOMATIC DATA PROCESSING INCORPORATED                                                                    407,289
          7,866   AVOCENT CORPORATION+                                                                                      237,789
         27,840   BEA SYSTEMS INCORPORATED                                                                                  382,243
          5,589   BISYS GROUP INCORPORATED+                                                                                  57,511
         14,367   BMC SOFTWARE INCORPORATED+                                                                                382,450
         12,369   BORLAND SOFTWARE CORPORATION                                                                               72,730
          5,301   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                  281,271
         17,803   CADENCE DESIGN SYSTEMS INCORPORATED                                                                       292,503
          8,990   CATALINA MARKETING CORPORATION                                                                            257,564
         10,301   CENDANT CORPORATION+<<                                                                                     19,881
          8,705   CERIDIAN CORPORATION+                                                                                     207,788
          5,132   CERNER CORPORATION+                                                                                       236,380
         19,585   CHECK POINT SOFTWARE TECHNOLOGIES+                                                                        364,085
          4,747   CHECKFREE CORPORATION+                                                                                    169,943
         90,000   CHINA UNICOM LIMITED                                                                                       80,658

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (CONTINUED)
          4,362   CHOICEPOINT INCORPORATED                                                                          $       157,686
          9,445   CIBER INCORPORATED+                                                                                        62,431
         22,204   CNET NETWORKS INCORPORATED+<<                                                                             209,384
          8,846   COGNEX CORPORATION+                                                                                       225,838
          9,735   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A                                                        680,574
         13,266   COMPUTER SCIENCES CORPORATION+                                                                            628,543
         21,983   COMPUWARE CORPORATION                                                                                     167,071
          7,077   CONVERGYS CORPORATION+                                                                                    147,697
          9,009   CSG SYSTEMS INTERNATIONAL INCORPORATED                                                                    242,522
         87,840   DATATEC LIMITED                                                                                           346,368
          2,629   DCC PLC                                                                                                    66,016
          9,790   DELUXE CORPORATION                                                                                        175,437
             17   DENA COMPANY LIMITED+                                                                                      49,235
          7,016   DIGITAL RIVER INCORPORATED                                                                                340,557
          1,745   DST SYSTEMS INCORPORATED                                                                                  103,007
         22,053   EARTHLINK INCORPORATED                                                                                    162,090
         16,308   eBAY INCORPORATED+                                                                                        454,341
          4,953   ELECTRONIC ARTS INCORPORATED+                                                                             252,454
         14,783   ELECTRONICS FOR IMAGING                                                                                   340,600
            617   EURONEXT NV                                                                                                55,491
          7,226   F5 NETWORKS INCORPORATED                                                                                  361,950
          1,313   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                      57,903
          3,222   FAIR ISAAC CORPORATION+                                                                                   112,802
          5,451   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       199,725
          6,698   FILENET CORPORATION                                                                                       234,028
         12,516   FIRST DATA CORPORATION                                                                                    537,813
         10,614   FISERV INCORPORATED+                                                                                      468,820
        802,000   FOUNDER HOLDINGS LIMITED                                                                                   40,733
         35,785   GEMPLUS INTERNATIONAL SA+                                                                                  73,353
          2,969   GETTY IMAGES INCORPORATED+                                                                                134,882
          4,598   GLOBAL PAYMENTS INCORPORATED                                                                              174,954
          3,259   GOOGLE INCORPORATED CLASS A                                                                             1,233,629
          2,522   GROUPE BRUXELLES LAMBERT SA                                                                               264,785
         20,500   HONG KONG EXCHANGES & CLEARING LIMITED                                                                    139,175
          8,610   HURRAY! HOLDING COMPANY LIMITED+                                                                           54,846
          9,076   HYPERION SOLUTIONS CORPORATION+                                                                           300,597
          5,245   INFOSPACE INCORPORATED                                                                                    116,596
          4,360   INTERGRAPH CORPORATION                                                                                    162,890
          6,944   INTERNET SECURITY SYSTEMS INCORPORATED+                                                                   192,071
         29,783   INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                               273,408
          5,904   INTERWOVEN INCORPORATED+                                                                                   64,767
          5,242   INTUIT INCORPORATED+                                                                                      158,413
          6,130   IRON MOUNTAIN INCORPORATED+                                                                               251,269
          4,542   JDA SOFTWARE GROUP INCORPORATED                                                                            75,352
          9,884   JUNIPER NETWORKS INCORPORATED+                                                                            144,998
          5,501   KEANE INCORPORATED                                                                                         85,155
         13,340   KFX INCORPORATED<<                                                                                        213,707
          4,929   KRONOS INCORPORATED                                                                                       150,433
          4,999   LAMAR ADVERTISING COMPANY                                                                                 261,448
         34,000   MARUBENI CORPORATION                                                                                      181,592
         10,412   MCAFEE INCORPORATED                                                                                       236,977
         14,171   MENTOR GRAPHICS CORPORATION                                                                               205,480
        144,520   MICROSOFT CORPORATION+                                                                                  3,712,719
          7,288   MONSTER WORLDWIDE INCORPORATED                                                                            296,913
         20,477   MPS GROUP INCORPORATED+                                                                                   287,907
          4,165   MRO SOFTWARE INCORPORATED                                                                                 106,999

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (CONTINUED)
          5,735   NAVTEQ CORPORATION                                                                                $       152,322
          4,834   NCO GROUP INCORPORATED+                                                                                   126,651
         10,017   NCR CORPORATION                                                                                           348,491
         10,343   NETFLIX INCORPORATED+<<                                                                                   206,963
         23,909   NOVELL INCORPORATED+                                                                                      159,473
         32,000   NWS HOLDINGS LIMITED                                                                                       64,928
          2,705   OMNICOM GROUP INCORPORATED                                                                                236,471
          3,702   OMX AB                                                                                                     56,193
         71,915   ORACLE CORPORATION                                                                                      1,125,470
          5,184   PACKETEER INCORPORATED+                                                                                    52,099
         20,826   PARAMETRIC TECHNOLOGY CORPORATION                                                                         335,507
         14,876   PEROT SYSTEMS CORPORATION CLASS A                                                                         213,619
         33,100   PHATRA SECURITIES PCL                                                                                      34,351
         24,488   PSION PLC                                                                                                  54,786
          4,667   RADISYS CORPORATION+                                                                                      110,468
         12,550   RED HAT INCORPORATED                                                                                      291,662
         16,824   RENT-A-CENTER INCORPORATED                                                                                455,930
          1,169   REUTERS GROUP PLC                                                                                          53,938
         10,140   ROBERT HALF INTERNATIONAL INCORPORATED                                                                    313,732
         15,496   RSA SECURITY INCORPORATED+                                                                                431,564
         12,029   S1 CORPORATION+                                                                                            61,228
          4,516   SALESFORCE.COM INCORPORATED                                                                               155,712
          6,373   SAP AG+<<                                                                                                 304,247
         10,931   SONICWALL INCORPORATED                                                                                    112,152
         10,175   SPHERION CORPORATION                                                                                       76,007
          6,852   SRA INTERNATIONAL INCORPORATED CLASS A+                                                                   191,925
          2,682   SUBMARINO SA                                                                                               55,041
         79,076   SUN MICROSYSTEMS INCORPORATED                                                                             394,589
         17,456   SYBASE INCORPORATED+                                                                                      402,710
         18,695   SYMANTEC CORPORATION                                                                                      348,475
          9,020   SYNOPSYS INCORPORATED                                                                                     171,019
         12,460   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED                                                                152,012
          6,596   TELETECH HOLDINGS INCORPORATED+                                                                            99,600
          7,245   THE BRINK'S COMPANY                                                                                       412,748
         10,487   THQ INCORPORATED+                                                                                         270,565
         40,778   TIBCO SOFTWARE INCORPORATED+                                                                              320,515
          6,300   TOYOTA TSUSHO CORPORATION                                                                                 165,825
          6,079   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                              201,640
         18,902   UNISYS CORPORATION+                                                                                       101,126
          3,369   UNITAB LIMITED                                                                                             36,140
         12,871   UNITED ONLINE INCORPORATED                                                                                147,630
         14,858   UNITED RENTALS INCORPORATED                                                                               321,824
          2,063   VIAD CORPORATION+                                                                                          73,092
          4,462   VIGNETTE CORPORATION+                                                                                      61,709
          9,142   WEBMETHODS INCORPORATED                                                                                    72,130
          7,947   WEBSENSE INCORPORATED+                                                                                    164,264
         14,926   WIND RIVER SYSTEMS INCORPORATED                                                                           151,797
          4,605   WPP GROUP PLC                                                                                              56,116
            236   YAHOO JAPAN CORPORATION                                                                                    88,554
         22,750   YAHOO! INCORPORATED<<                                                                                     655,655

                                                                                                                         33,494,515
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 6.18%
         25,894    ABBOTT LABORATORIES                                                                                    1,261,038
          2,691    ABRAXIS BIOSCIENCE INCORPORATED+<<                                                                        66,952
          2,140    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    141,861

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
          8,101   ALBANY MOLECULAR RESEARCH INCORPORATED+                                                           $        79,390
          5,897   ALEXION PHARMACEUTICALS INCORPORATED+                                                                     221,432
         17,864   AMGEN INCORPORATED+                                                                                     1,213,502
         16,252   ANDRX CORPORATION+                                                                                        387,448
          3,400   ARISAWA MANUFACTURING COMPANY LIMITED                                                                      51,466
         71,300   AROMATICS THAILAND PCL                                                                                     57,393
         11,000   ASAHI KASEI CORPORATION                                                                                    72,712
         11,300   ASTELLAS PHARMA INCORPORATED                                                                              458,180
         11,792   ASTRAZENECA PLC ADR                                                                                       768,131
         13,480   AVON PRODUCTS INCORPORATED                                                                                387,011
          8,299   BARR PHARMACEUTICALS INCORPORATED                                                                         468,894
          2,720   BASF AG+                                                                                                  224,172
          4,468   BAYER AG                                                                                                  221,613
          6,807   BIOGEN IDEC INCORPORATED+<<                                                                               300,461
          6,572   BRASKEM SA                                                                                                 42,761
         31,925   BRISTOL-MYERS SQUIBB COMPANY+                                                                             694,369
          3,031   CABOT CORPORATION                                                                                         100,720
          6,851   CAMBREX CORPORATION+                                                                                      154,490
         11,195   CELL GENESYS INCORPORATED+<<                                                                               55,863
         23,454   CELL THERAPEUTICS INCORPORATED+<<                                                                          35,650
          6,871   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                    279,237
         18,438   CHEMTURA CORPORATION+                                                                                     160,226
        352,000   CHINA PHARMACEUTICAL GROUP LIMITED                                                                         45,260
          8,200   CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                     181,609
          8,016   CHURCH & DWIGHT COMPANY INCORPORATED+                                                                     308,616
          7,390   COLGATE-PALMOLIVE COMPANY                                                                                 442,365
          2,899   CSL LIMITED                                                                                               112,551
          9,743   CUBIST PHARMACEUTICALS INCORPORATED<<                                                                     228,571
          6,105   CYTEC INDUSTRIES INCORPORATED                                                                             325,702
          7,374   DADE BEHRING HOLDINGS INCORPORATED                                                                        298,573
         13,800   DAIICHI SANKYO COMPANY LIMITED+                                                                           380,868
          6,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                  71,144
         14,244   DOW CHEMICAL COMPANY+                                                                                     543,124
          5,599   EASTMAN CHEMICAL COMPANY<<                                                                                293,668
         10,738   ECOLAB INCORPORATED+                                                                                      478,700
         12,991   EI DU PONT DE NEMOURS & COMPANY                                                                           519,250
          6,696   EISAI COMPANY LIMITED                                                                                     319,143
          6,233   ELAN CORPORATION PLC                                                                                      103,810
         11,833   ESTEE LAUDER COMPANIES INCORPORATED CLASS A+                                                              436,164
          5,015   FERRO CORPORATION+                                                                                         85,656
          5,707   FMC CORPORATION+                                                                                          348,812
          7,892   FOREST LABORATORIES INCORPORATED+                                                                         394,442
          8,248   GENENTECH INCORPORATED+                                                                                   680,625
          5,053   GENZYME CORPORATION+                                                                                      334,660
          9,401   GILEAD SCIENCES INCORPORATED                                                                              596,023
         20,893   GLAXOSMITHKLINE PLC ADR                                                                                 1,186,305
          5,572   H LUNDBECK AS                                                                                             128,476
          9,436   HB FULLER COMPANY                                                                                         181,454
          2,700   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                              75,898
         12,407   HOSPIRA INCORPORATED                                                                                      454,468
          6,355   IDEXX LABORATORIES INCORPORATED                                                                           584,724
          4,996   IMCLONE SYSTEMS INCORPORATED+                                                                             149,380
         13,373   IMMUCOR INCORPORATED                                                                                      277,757
          6,318   IMPERIAL CHEMICAL INDUSTRIES PLC                                                                           44,781
          4,715   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           187,516
          4,465   INVITROGEN CORPORATION                                                                                    271,695

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
        368,000   KALBE FARMA TBK PT+                                                                               $        45,307
         20,415   KING PHARMACEUTICALS INCORPORATED+<<                                                                      331,131
         36,500   KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                      117,799
         16,000   KYOWA HAKKO KOGYO COMPANY LIMITED                                                                         117,211
         16,481   LYONDELL CHEMICAL COMPANY                                                                                 428,176
          6,217   MARTEK BIOSCIENCES CORPORATION<<                                                                          186,945
          9,346   MEDICINES COMPANY                                                                                         210,846
         11,793   MEDICIS PHARMACEUTICAL CORPORATION CLASS A+                                                               345,417
         18,990   MEDIMMUNE INCORPORATED                                                                                    524,884
         31,113   MERCK & COMPANY INCORPORATED                                                                            1,261,632
         14,581   MGI PHARMA INCORPORATED                                                                                   220,611
         24,762   MILLENNIUM PHARMACEUTICALS INCORPORATED                                                                   268,915
          1,426   MINERALS TECHNOLOGIES INCORPORATED                                                                         74,138
          1,900   MIRACA HOLDINGS INCORPORATED                                                                               46,774
         17,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                  111,504
          8,608   MONSANTO COMPANY+                                                                                         408,364
            300   MURAMOTO ELECTRON THAILAND PCL                                                                              1,557
         19,545   MYLAN LABORATORIES INCORPORATED+                                                                          397,154
         13,580   NABI BIOPHARMACEUTICALS                                                                                    80,529
          8,130   NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                                     94,227
          2,300   NITTO DENKO CORPORATION                                                                                   165,160
         18,182   NOVARTIS AG ADR                                                                                         1,038,556
          1,845   NOVO-NORDISK AS                                                                                           136,124
         10,957   NPS PHARMACEUTICALS INCORPORATED                                                                           48,868
         13,699   OLIN CORPORATION                                                                                          205,896
          5,202   OM GROUP INCORPORATED                                                                                     208,080
          1,612   OMEGA PHARMA SA                                                                                            92,914
          4,300   ONO PHARMACEUTICAL COMPANY LIMITED                                                                        200,358
          7,828   ONYX PHARMACEUTICALS INCORPORATED+<<                                                                      118,281
          4,320   OSI PHARMACEUTICALS INCORPORATED                                                                          161,006
          7,762   PAR PHARMACEUTICAL COMPANIES INCORPORATED<<                                                               139,328
          8,680   PDL BIOPHARMA INCORPORATED                                                                                170,996
         21,288   PERRIGO COMPANY                                                                                           343,588
         99,148   PFIZER INCORPORATED                                                                                     2,732,519
          1,428   PPG INDUSTRIES INCORPORATED                                                                                90,478
          4,302   PRAXAIR INCORPORATED                                                                                      246,978
         56,379   PROCTER & GAMBLE COMPANY                                                                                3,489,860
         75,000   PT TEMPO SCAN PACIFIC - LOCAL                                                                              56,062
         91,900   PTT CHEMICAL PCL                                                                                          189,522
          5,249   RECKITT BENCKISER PLC+                                                                                    217,876
          6,569   RECORDATI SPA                                                                                              47,844
         11,980   ROCHE HOLDING AG                                                                                        1,102,341
         10,253   ROHM & HAAS COMPANY                                                                                       452,157
         23,952   RPM INTERNATIONAL INCORPORATED+                                                                           450,537
         17,805   SANOFI-AVENTIS                                                                                            800,335
          3,200   SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                      78,913
            460   SCHERING AG+                                                                                               53,334
          5,910   SENSIENT TECHNOLOGIES CORPORATION+                                                                        118,909
          7,882   SEPRACOR INCORPORATED<<                                                                                   370,533
            108   SERONO SA CLASS B                                                                                          75,285
          5,100   SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                        290,634
          7,000   SHIONOGI & COMPANY LIMITED                                                                                125,815
          2,777   SHIRE PLC+                                                                                                 47,165
          9,668   SHISEIDO COMPANY LIMITED                                                                                  192,065
         42,051   SIGMA PHARMACEUTICALS LIMITED                                                                              79,944
          3,648   SIGMA-ALDRICH CORPORATION+                                                                                264,954

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
        116,000   SINOPEC SHANGHAI PETROCHEMICAL COMPANY LIMITED                                                    $        54,739
         20,000   SUMITOMO CHEMICAL COMPANY LIMITED                                                                         157,417
         15,800   TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                   1,045,752
          7,000   TANABE SEIYAKU COMPANY LIMITED                                                                             89,203
          6,274   TARO PHARMACEUTICALS INDUSTRIES+<<                                                                         82,064
        594,300   THAI PETROCHEM                                                                                            114,653
          9,469   THE MOSAIC COMPANY                                                                                        153,777
          1,000   TSUMURA & CO.                                                                                              25,086
          2,614   UCB SA                                                                                                    153,247
          4,777   UNITED THERAPEUTICS CORPORATION                                                                           260,776
         16,972   USEC INCORPORATED+                                                                                        171,587
          7,768   VERTEX PHARMACEUTICALS INCORPORATED                                                                       267,608
         21,691   WYETH+                                                                                                  1,056,352

                                                                                                                         42,485,359
                                                                                                                    ---------------

COAL MINING - 0.48%
          3,997   ANGLO AMERICAN PLC+                                                                                       172,909
         10,621   ANGLO AMERICAN PLC ADR                                                                                    230,263
          9,881   ARCH COAL INCORPORATED                                                                                    323,603
         30,000   BANPU PCL                                                                                                 112,560
         14,281   BHP BILLITON PLC                                                                                          272,187
        609,500   BUMI RESOURCES TBK PT(a)                                                                                   50,250
        139,000   CHINA SHENHUA ENERGY COMPANY LIMITED                                                                      245,928
         12,768   CONSOL ENERGY INCORPORATED+                                                                               465,649
         23,060   INTERNATIONAL COAL GROUP INCORPORATED                                                                     143,894
          4,574   PEABODY ENERGY CORPORATION+                                                                               201,576
         31,484   SASOL LIMITED                                                                                           1,090,922

                                                                                                                          3,309,741
                                                                                                                    ---------------

COMMUNICATIONS - 4.07%
         11,829   ADTRAN INCORPORATED                                                                                       294,187
        112,900   ADVANCED INFO SERVICE PCL+                                                                                268,881
          5,601   ALLTEL CORPORATION                                                                                        303,630
        939,629   AMERICA MOVIL SA DE CV                                                                                  1,756,485
          7,402   AMERICAN TOWER CORPORATION CLASS A+                                                                       265,436
          8,643   ANIXTER INTERNATIONAL INCORPORATED+                                                                       470,957
         53,562   AT&T INCORPORATED<<                                                                                     1,667,385
          6,474   AUDIOVOX CORPORATION+                                                                                      95,880
         35,549   AVAYA INCORPORATED+                                                                                       371,487
          7,269   BELGACOM SA                                                                                               256,750
         26,730   BELLSOUTH CORPORATION                                                                                   1,088,446
         56,519   BT GROUP PLC+                                                                                             265,269
          1,374   BT GROUP PLC ADR                                                                                           64,660
         17,599   CABLE & WIRELESS PLC                                                                                       41,132
         14,258   CABLEVISION SYSTEMS CORPORATION                                                                           331,926
        175,401   CARSO GLOBAL TELECOM SA DE CV+                                                                            485,397
          8,525   CENTURYTEL INCORPORATED+                                                                                  339,466
        416,000   CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                       68,466
         81,500   CHINA MOBILE LIMITED                                                                                      548,066
         39,000   CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                                           68,500
        736,000   CHINA TELECOM CORPORATION LIMITED                                                                         247,944
         50,014   CINCINNATI BELL INCORPORATED                                                                              252,571
         21,373   COMCAST CORPORATION CLASS A                                                                               748,055
         15,135   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                   520,039
          5,598   CUMULUS MEDIA INCORPORATED+                                                                                56,204
         22,654   DEUTSCHE TELEKOM AG                                                                                       331,655

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMUNICATIONS (CONTINUED)
         30,200   DIGI.COM BHD                                                                                      $        96,811
         11,754   ECHOSTAR COMMUNICATIONS CORPORATION                                                                       373,190
          2,121   EMBARQ CORPORATION+                                                                                       100,005
          3,602   ENTERCOM COMMUNICATIONS CORPORATION                                                                        91,527
         21,215   EXTREME NETWORKS                                                                                           78,283
          1,957   FASTWEB                                                                                                    76,144
         14,557   FRANCE TELECOM SA<<                                                                                       324,912
        151,102   GRUPO TELEVISA SA                                                                                         573,922
          5,043   HUSQVARNA AB B SHARES                                                                                      54,454
          6,659   IAC INTERACTIVECORP+                                                                                      189,648
          9,213   IDT CORPORATION                                                                                           131,562
         42,432   INDEPENDENT NEWS & MEDIA PLC+                                                                             135,904
             54   KDDI CORPORATION                                                                                          356,489
      1,379,600   LEADER UNIVERSAL HOLDINGS BHD                                                                             170,529
          2,713   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                 125,503
         63,545   LEVEL 3 COMMUNICATIONS INCORPORATED<<                                                                     281,504
         13,685   LIBERTY GLOBAL INCORPORATED+                                                                              315,850
          1,984   LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A                                                        171,279
         10,037   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   191,305
          8,054   LIVE NATION INCORPORATED<<                                                                                168,973
         66,200   MAXIS COMMUNICATIONS BHD                                                                                  158,261
          5,576   MEDIASET SPA                                                                                               64,436
         76,000   MOBILONE LIMITED                                                                                           98,516
            580   MOBISTAR SA                                                                                                47,705
         48,330   MTN GROUP LIMITED+                                                                                        383,157
          9,589   NII HOLDINGS INCORPORATED                                                                                 511,573
         16,517   NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                  415,898
         30,114   NTT DOCOMO INCORPORATED                                                                                   466,767
        110,000   PCCW LIMITED                                                                                               68,880
          7,954   PORTUGAL TELECOM SGPS SA                                                                                   99,966
        156,000   PT INDONESIAN SATELLITE CORPORATION TBK (INDOSAT)                                                          75,453
         19,768   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                          174,156
          9,365   RADIO ONE INCORPORATED CLASS D                                                                             57,501
            141   RAKUTEN INCORPORATED+                                                                                      61,135
            400   ROGERS COMMUNICATIONS INCORPORATED+                                                                        20,628
          1,811   ROGERS COMMUNICATIONS INCORPORATED ADR                                                                     93,375
          6,812   ROYAL KPN NV+                                                                                              84,043
          6,991   ROYAL KPN NV ADR                                                                                           86,688
            543   RTL GROUP                                                                                                  55,097
        379,400   SAMART CORPORATION PCL                                                                                     97,929
         15,729   SBA COMMUNICATIONS CORPORATION                                                                            404,864
        188,600   SHIN SATELLITE PCL                                                                                         45,920
          6,340   SINCLAIR BROADCAST GROUP INCORPORATED+                                                                     48,945
        188,100   SINGAPORE TELECOMMUNICATIONS LIMITED                                                                      297,613
         41,310   SPRINT NEXTEL CORPORATION+                                                                                698,965
          5,747   TDC AS                                                                                                    209,255
          4,654   TELE NORTE LESTE PARTICIPACOES SA                                                                         118,412
          5,189   TELE2 AB                                                                                                   51,376
        262,500   TELECOM ASIA                                                                                               63,215
         28,375   TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                 77,712
         97,374   TELECOM ITALIA RNC SPA                                                                                    239,521
         96,414   TELECOM ITALIA SPA                                                                                        266,804
        172,900   TELECOM MALAYSIA BHD                                                                                      427,435
          3,803   TELECOMUNICACOES DE SAO PAULO SA+                                                                          85,851
         13,989   TELEFONAKTIEBOLAGET LM ERICSSON                                                                           467,233
          8,558   TELEFONICA SA                                                                                             440,138

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
COMMUNICATIONS (CONTINUED)
        726,936   TELEFONOS DE MEXICO SA DE CV+                                                                     $       880,614
          2,078   TELEMAR NORTE LESTE SA                                                                                     42,258
          3,200   TELENOR ASA                                                                                                40,494
          3,814   TELEPHONE & DATA SYSTEMS INCORPORATED+                                                                    161,752
         21,651   TELIASONERA AB                                                                                            133,847
         82,152   TELSTRA CORPORATION LIMITED+                                                                              225,803
          3,030   TELUS CORPORATION                                                                                         144,046
        662,300   THAILAND BHAT+                                                                                             39,830
        138,673   TV AZTECA SA DE CV                                                                                         91,492
         58,500   UNITED COMMUNICATION INDUSTRY PCL                                                                          66,937
         14,860   UNIVISION COMMUNICATIONS INCORPORATED CLASS A                                                             513,562
         40,924   VERIZON COMMUNICATIONS INCORPORATED+                                                                    1,439,706
          5,677   VIACOM INCORPORATED+                                                                                      206,359
          9,115   VIVENDI SA                                                                                                313,545
         23,696   VIVO PARTICIPACOES SA                                                                                      75,155
         39,982   VODAFONE GROUP PLC ADR                                                                                    869,209
          6,593   WINDSTREAM CORPORATION                                                                                     87,028
         17,293   XM SATELLITE RADIO HOLDINGS INCORPORATED                                                                  224,117
         27,400   ZTE CORPORATION+                                                                                           93,714

                                                                                                                         27,930,559
                                                                                                                    ---------------

COMPUTERS & OFFICE EQUIPMENT - 0.06%
          8,295   AGILYSYS INCORPORATED                                                                                     112,148
      1,209,300   CAL-COMP ELECTRONICS THAILAND PCL                                                                         122,925
          2,326   GAMESTOP CORPORATION                                                                                       93,970
        289,400   GLOBETRONICS TECHNOLOGY BHD                                                                                22,407
        762,700   MAGNECOMP PRECISION TECHNOLOGY                                                                             45,868

                                                                                                                            397,318
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.24%
         12,713   ASIAINFO HOLDINGS INCORPORATED+                                                                            54,539
          5,175   CHEMED CORPORATION                                                                                        203,947
          7,648   DYCOM INDUSTRIES INCORPORATED+                                                                            154,872
          5,971   EMCOR GROUP INCORPORATED+                                                                                 331,032
          5,357   INSITUFORM TECHNOLOGY INCORPORATED                                                                        122,943
            171   KOBENHAVNS LUFTHAVNE                                                                                       53,158
         21,345   QUANTA SERVICES INCORPORATED+                                                                             378,447
        103,948   STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                  339,002

                                                                                                                          1,637,940
                                                                                                                    ---------------

CONSUMER SERVICES - 0.12%
         21,441   EMDEON CORPORATION+                                                                                       254,076
          2,690   LVMH MOET HENNESSY LOUIS VUITTON SA                                                                       276,909
         97,600   RESORTS WORLD BHD                                                                                         315,523

                                                                                                                            846,508
                                                                                                                    ---------------

CONTAINERS, PACKAGING - 0.03%
        336,100   CAN-ONE BHD                                                                                                82,633
      1,192,800   POLYPLEX PCL                                                                                               96,490

                                                                                                                            179,123
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 9.64%
         12,444   ABN AMRO HOLDING NV                                                                                       355,399
         12,528   ALLIED IRISH BANKS PLC                                                                                    327,425
          6,430   ALPHA BANK AE                                                                                             171,016
          3,683   AMCORE FINANCIAL INCORPORATED                                                                             110,674

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
        136,400   AMINVESTMENT GROUP BHD                                                                            $        58,547
        274,800   AMMB HOLDINGS BHD                                                                                         182,901
         29,609   AMSOUTH BANCORPORATION                                                                                    848,298
          3,847   ANCHOR BANCORP WISCONSIN INCORPORATED                                                                     112,409
         20,042   ANGLO IRISH BANK CORPORATION PLC                                                                          331,230
         11,707   ASSOCIATED BANC-CORP                                                                                      369,239
          7,747   ASTORIA FINANCIAL CORPORATION                                                                             237,833
         40,119   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                             834,690
         31,448   BANCA INTESA RNC SPA                                                                                      200,340
         45,502   BANCA INTESA SPA                                                                                          304,882
         29,201   BANCA MONTE DEI PASCHI DI SIENA SPA                                                                       177,608
          8,557   BANCA POPOLARE ITALIANA                                                                                   108,093
         11,698   BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                        267,366
          9,665   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                    221,329
          6,181   BANCO BRADESCO SA                                                                                         191,109
          3,556   BANCO DO BRASIL SA+                                                                                        80,110
          3,973   BANCO ITAU HOLDING FINANCEIRA SA                                                                          102,753
          4,185   BANCO NOSSA CAIXA SA+                                                                                      85,886
          2,588   BANCO POPOLARE DI VERONA E NOVARA SCRL                                                                     76,922
         30,427   BANCO SANTANDER CENTRAL HISPANO SA<<                                                                      473,748
         16,218   BANCORPSOUTH INCORPORATED                                                                                 455,077
        136,600   BANGKOK BANK PCL                                                                                          381,666
        415,500   BANK CENTRAL ASIA TBK PT                                                                                  207,819
        326,000   BANK MANDIRI PERSERO TBK PT                                                                                75,256
         61,343   BANK OF AMERICA CORPORATION                                                                             3,157,324
        261,000   BANK OF AYUDHYA PCL                                                                                       124,319
      1,078,000   BANK OF CHINA LIMITED                                                                                     467,114
         50,741   BANK OF EAST ASIA LIMITED                                                                                 225,757
         10,000   BANK OF FUKUOKA LIMITED                                                                                    76,920
          8,908   BANK OF HAWAII CORPORATION                                                                                434,889
         17,186   BANK OF IRELAND                                                                                           325,864
            900   BANK OF MONTREAL+                                                                                          54,490
         11,196   BANK OF NEW YORK COMPANY INCORPORATED                                                                     377,865
          1,800   BANK OF NOVA SCOTIA                                                                                        76,980
         23,000   BANK OF YOKOHAMA LIMITED                                                                                  181,814
        136,000   BANK RAKYAT INDONESIA                                                                                      65,032
         11,130   BARCLAYS PLC                                                                                              563,178
         11,762   BB&T CORPORATION                                                                                          503,414
         15,636   BNP PARIBAS                                                                                               830,115
        166,000   BOC HONG KONG HOLDINGS LIMITED+                                                                           364,134
        212,900   BUMIPUTRA COMMERCE HOLDINGS BHD                                                                           370,160
            600   CANADIAN IMPERIAL BANK OF COMMERCE                                                                         43,606
         25,846   CAPITALIA SPA+                                                                                            225,496
          7,699   CATHAY GENERAL BANCORP                                                                                    287,096
         15,000   CHIBA BANK LIMITED                                                                                        139,657
          5,763   CHINA BANKING CORPORATION                                                                                  79,405
         10,384   CHITTENDEN CORPORATION+                                                                                   299,578
         63,344   CITIGROUP INCORPORATED                                                                                  3,126,026
          8,606   CITIZENS BANKING CORPORATION                                                                              216,871
         12,939   COLONIAL BANCGROUP INCORPORATED                                                                           316,876
          3,298   COMERICA INCORPORATED                                                                                     188,811
          4,761   COMMERCE BANCSHARES INCORPORATED                                                                          238,621
          4,981   COMMERZBANK AG                                                                                            174,212
         24,824   COMMONWEALTH BANK OF AUSTRALIA+                                                                           866,536
         10,873   COMPASS BANCSHARES INCORPORATED+                                                                          630,634
          6,650   CREDIT AGRICOLE SA+                                                                                       270,158

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
          5,404   CREDITO EMILIANO SPA                                                                              $        77,610
          9,854   CULLEN FROST BANKERS INCORPORATED                                                                         580,992
          9,840   DANSKE BANK                                                                                               378,566
          3,789   DEUTSCHE BANK AG+<<                                                                                       433,121
         22,611   DEXIA                                                                                                     580,809
          7,313   DIME COMMUNITY BANCSHARES                                                                                 104,503
         10,826   EAST WEST BANCORP INCORPORATED                                                                            438,453
          3,900   EFG EUROBANK ERGASIAS SA+                                                                                 117,917
          1,716   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                            103,767
         10,529   FIFTH THIRD BANCORP+                                                                                      414,211
         18,070   FIRST BANCORP PUERTO RICO                                                                                 166,063
         11,937   FIRST HORIZON NATIONAL CORPORATION                                                                        455,755
         10,244   FIRST MIDWEST BANCORP INCORPORATED                                                                        382,613
         27,402   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                409,934
          2,628   FIRSTFED FINANCIAL CORPORATION<<                                                                          133,660
         12,915   FIRSTMERIT CORPORATION                                                                                    297,174
         86,055   FIRSTRAND LIMITED                                                                                         212,901
         11,840   FNB CORPORATION PA                                                                                        193,821
          6,968   FORTIS                                                                                                    271,203
         42,885   FULTON FINANCIAL CORPORATION                                                                              716,180
         10,025   GREATER BAY BANCORP+                                                                                      285,412
         31,400   HANG SENG BANK LIMITED                                                                                    397,686
          3,836   HARBOR FLORIDA BANCSHARES INCORPORATED<<                                                                  169,896
          8,987   HBOS PLC+                                                                                                 514,378
         20,000   HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                      78,709
         68,900   HONG LOENG FINANCIAL GROUP BHD                                                                             84,979
         15,249   HSBC HOLDINGS PLC+                                                                                      1,386,744
         43,988   HUDSON CITY BANCORP INCORPORATED+                                                                         574,483
         21,850   HUNTINGTON BANCSHARES INCORPORATED+                                                                       522,652
         14,568   INDYMAC BANCORP INCORPORATED+<<                                                                           569,609
          4,337   INVESTORS FINANCIAL SERVICES CORPORATION                                                                  201,063
         12,000   JOYO BANK LIMITED                                                                                          72,575
         46,166   JPMORGAN CHASE & COMPANY                                                                                2,107,940
            586   JULIUS BAER HOLDING AG                                                                                     56,322
          4,419   KBC GROEP NV                                                                                              475,840
          8,750   KEYCORP                                                                                                   321,913
        129,200   KIATNAKIN BANK PCL                                                                                         97,983
        566,100   KRUNG THAI BANK PCL                                                                                       171,728
          9,505   LLOYDS TSB GROUP PLC                                                                                      377,158
          2,014   M&T BANK CORPORATION                                                                                      246,634
        138,400   MALAYAN BANKING BHD                                                                                       421,103
        134,800   MALAYSIAN PLANTATIONS BHD                                                                                  79,100
         19,233   MARSHALL & ILSLEY CORPORATION                                                                             896,835
         11,818   MEDIOBANCA SPA+                                                                                           257,693
          5,613   MELLON FINANCIAL CORPORATION                                                                              208,972
         10,262   MERCANTILE BANKSHARES CORPORATION+                                                                        378,976
              3   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                40,888
         14,000   MITSUI TRUST HOLDINGS INCORPORATED                                                                        163,857
            166   MIZUHO FINANCIAL GROUP INCORPORATED                                                                     1,341,914
         27,000   MIZUHO TRUST & BANKING COMPANY LIMITED                                                                     63,708
          5,432   NATIONAL AUSTRALIA BANK LIMITED<<                                                                         751,517
         40,665   NATIONAL BANK OF GREECE SA                                                                                338,333
         12,133   NATIONAL CITY CORPORATION                                                                                 419,559
          8,412   NETBANK INCORPORATED+                                                                                      51,650
         23,111   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                   379,252
         12,000   NISHI-NIPPON CITY BANK LIMITED                                                                             58,265

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         19,790   NORDEA BANK AB+                                                                                   $       248,508
          9,618   NORTH FORK BANCORPORATION INCORPORATED                                                                    263,918
         13,673   OLD NATIONAL BANCORP                                                                                      255,822
         12,000   ORIENT CORPORATION                                                                                         33,221
         10,764   PACIFIC CAPITAL BANCORP+                                                                                  300,961
          2,227   PARK NATIONAL CORPORATION+                                                                                230,739
          5,054   PEOPLE'S BANK BRIDGEPORT CT                                                                               182,702
          4,276   PIRAEUS BANK SA                                                                                           111,865
          4,930   PNC FINANCIAL SERVICES GROUP                                                                              348,995
         23,641   POPULAR INCORPORATED                                                                                      450,361
            590   PREMIERWEST BANCORP+                                                                                        9,110
          5,940   PROVIDENT BANKSHARES CORPORATION                                                                          222,631
          8,402   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                 156,697
        127,500   PUBLIC BANK BHD                                                                                           232,070
         11,393   REGIONS FINANCIAL CORPORATION                                                                             410,034
         15,296   REPUBLIC BANCORP INCORPORATED                                                                             197,777
             93   RESONA HOLDINGS INCORPORATED                                                                              293,113
        299,900   RHBCAPITAL BHD                                                                                            223,234
          6,800   ROYAL BANK OF CANADA                                                                                      301,334
          3,210   ROYAL BANK OF CANADA NEW YORK SHARES                                                                      142,588
         23,754   ROYAL BANK OF SCOTLAND GROUP PLC                                                                          805,972
         13,181   SANPAOLO IMI SPA+                                                                                         552,548
              4   SAPPORO HOLDINGS                                                                                           43,954
         21,000   SHINSEI BANK LIMITED                                                                                      129,333
          9,000   SHIZUOKA BANK LIMITED                                                                                     103,037
        107,800   SIAM CITY BANK PCL                                                                                         57,945
         82,300   SIAM COMMERCIAL BANK PUBLIC COMPANY LIMITED                                                               127,020
          3,750   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                   97,026
         11,281   SKY FINANCIAL GROUP INCORPORATED+                                                                         277,738
         19,202   SOCIETE GENERALE+                                                                                         619,403
         16,514   SOUTH FINANCIAL GROUP INCORPORATED                                                                        446,373
         32,734   SOVEREIGN BANCORP INCORPORATED+                                                                           682,183
         21,340   ST GEORGE BANK LIMITED                                                                                    487,326
         24,085   STANDARD BANK GROUP LIMITED                                                                               259,811
          6,428   STANDARD CHARTERED PLC                                                                                    160,945
          9,054   STERLING BANCSHARES INCORPORATED TEXAS+                                                                   187,780
         25,000   SUMITOMO TRUST & BANKING COMPANY LIMITED+                                                                 266,408
         14,940   SUNCORP-METWAY LIMITED                                                                                    233,837
          6,990   SUNTRUST BANKS INCORPORATED                                                                               534,036
         11,628   SUSQUEHANNA BANCSHARES INCORPORATED                                                                       284,537
          5,714   SVB FINANCIAL GROUP<<                                                                                     258,216
         22,217   SYNOVUS FINANCIAL CORPORATION                                                                             646,070
         10,918   TCF FINANCIAL CORPORATION                                                                                 284,632
         13,097   TD BANKNORTH INCORPORATED+                                                                                387,671
        177,200   THAI FARMERS BANK PUB COMPANY LIMITED                                                                     294,705
        254,900   THANACHART CAPITAL PCL                                                                                     96,317
        132,800   TISCO BANK PUBLIC COMPANY LIMITED                                                                          71,383
      1,483,300   TMB BANK PUBLIC COMPANY LIMITED                                                                           127,095
          1,200   TORONTO-DOMINION BANK+                                                                                     69,342
          4,189   TORONTO-DOMINION BANK ADR                                                                                 242,334
         13,072   TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                  143,792
         10,428   TRUSTMARK CORPORATION+                                                                                    329,212
         42,354   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                 130,381
         92,073   UNICREDITO ITALIANO SPA+                                                                                  733,706
          5,514   UNIONBANCAL CORPORATION                                                                                   330,289
          8,552   UNITED BANKSHARES INCORPORATED                                                                            318,733

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
         19,763   US BANCORP+                                                                                       $       633,799
         10,286   VALLEY NATIONAL BANCORP+                                                                                  263,836
         30,598   W HOLDING COMPANY INCORPORATED                                                                            154,520
         24,334   WACHOVIA CORPORATION                                                                                    1,329,366
         18,860   WASHINGTON FEDERAL INCORPORATED+                                                                          419,069
         15,992   WASHINGTON MUTUAL INCORPORATED                                                                            669,905
         56,184   WELLS FARGO & COMPANY~+++                                                                               1,952,394
          4,525   WESTAMERICA BANCORPORATION                                                                                216,431
          5,872   WESTPAC BANKING CORPORATION                                                                               523,782
         14,252   WHITNEY HOLDING CORPORATION                                                                               501,243
          3,637   WILMINGTON TRUST CORPORATION+                                                                             160,210
          7,000   WING HANG BANK LIMITED                                                                                     67,235
          4,521   WINTRUST FINANCIAL CORPORATION                                                                            227,452

                                                                                                                         66,243,168
                                                                                                                    ---------------

DIVERSIFIED OPERATIONS - 0.09%
        710,600   BOUSTEAD HOLDINGS BHD                                                                                     366,786
        390,000   CHINA RARE EARTH HOLDINGS LIMITED                                                                          78,730
         18,000   HUTCHISON WHAMPOA LIMITED                                                                                 163,515

                                                                                                                            609,031
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.97%
          7,400   ARAMARK CORPORATION CLASS B                                                                               242,646
         16,300   AUTOGRILL SPA                                                                                             247,042
          9,812   BOB EVANS FARMS INCORPORATED                                                                              278,072
          9,818   BRINKER INTERNATIONAL INCORPORATED                                                                        377,698
          7,725   CBRL GROUP INCORPORATED+                                                                                  292,314
          7,990   CEC ENTERTAINMENT INCORPORATED                                                                            254,721
         16,076   CHEESECAKE FACTORY INCORPORATED                                                                           400,132
          4,832   ELIOR                                                                                                      84,191
         34,000   FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                            53,335
          4,528   IHOP CORPORATION                                                                                          211,412
          7,788   JACK IN THE BOX INCORPORATED                                                                              373,668
         14,943   KRISPY KREME DOUGHNUTS INCORPORATED<<                                                                     123,280
          7,032   LONE STAR STEAKHOUSE & SALOON INCORPORATED+                                                               191,833
         22,849   MCDONALD'S CORPORATION                                                                                    820,279
          6,740   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                    229,160
          6,467   PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                   227,962
         13,215   RUBY TUESDAY INCORPORATED+                                                                                341,211
         14,770   RYAN'S RESTAURANT GROUP INCORPORATED                                                                      232,775
          2,000   SAIZERIYA COMPANY LIMITED                                                                                  30,512
         20,965   SONIC CORPORATION+                                                                                        459,762
         12,230   TRIARC COMPANIES INCORPORATED CLASS B+                                                                    178,069
          9,726   WENDY'S INTERNATIONAL INCORPORATED                                                                        621,491
          7,886   YUM! BRANDS INCORPORATED+                                                                                 385,468

                                                                                                                          6,657,033
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 0.25%
          2,852   APOLLO GROUP INCORPORATED CLASS A+                                                                        143,199
          6,995   CAREER EDUCATION CORPORATION                                                                              133,954
         12,702   DEVRY INCORPORATED+                                                                                       283,890
          7,786   ITT EDUCATIONAL SERVICES INCORPORATED                                                                     514,577
          7,940   LAUREATE EDUCATION INCORPORATED+                                                                          381,279
          2,288   STRAYER EDUCATION INCORPORATED                                                                            241,155

                                                                                                                          1,698,054
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES - 4.80%
         14,461   AGL RESOURCES INCORPORATED                                                                        $       526,236
         14,096   ALINTA LIMITED+                                                                                           118,600
         11,780   ALLEGHENY ENERGY INCORPORATED+                                                                            491,697
          8,810   ALLIANT ENERGY CORPORATION                                                                                322,358
         15,711   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     162,452
         18,006   AMEREN CORPORATION                                                                                        964,221
          6,298   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              229,751
         78,946   AQUILA INCORPORATED+                                                                                      361,573
         17,325   ATMOS ENERGY CORPORATION                                                                                  498,960
         24,754   AUSTRALIAN GAS LIGHT COMPANY LIMITED                                                                      381,206
          8,408   AVISTA CORPORATION                                                                                        203,810
          6,303   BLACK HILLS CORPORATION                                                                                   219,407
         21,710   CENTERPOINT ENERGY INCORPORATED                                                                           313,710
         31,392   CENTRICA PLC                                                                                              176,326
         12,600   CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                 341,309
         24,619   CITIZENS COMMUNICATIONS COMPANY                                                                           339,496
          7,886   CLECO CORPORATION+                                                                                        196,835
         33,000   CLP HOLDINGS LIMITED                                                                                      208,763
         15,190   CMS ENERGY CORPORATION+                                                                                   222,382
          6,715   CONSOLIDATED EDISON INCORPORATED+                                                                         310,233
         14,251   CONSTELLATION ENERGY GROUP INCORPORATED+                                                                  856,343
         11,454   CPFL ENERGIA SA+                                                                                          149,586
         92,000   DATANG INTERNATIONAL POWER GENERATION COMPANY LIMITED                                                      61,394
          5,793   DOMINION RESOURCES INCORPORATED                                                                           462,803
          9,062   DPL INCORPORATED<<                                                                                        251,924
         15,774   DTE ENERGY COMPANY                                                                                        658,407
         18,255   DUKE ENERGY CORPORATION                                                                                   547,650
         14,871   DUQUESNE LIGHT HOLDINGS INCORPORATED+                                                                     292,810
         83,628   DYNEGY INCORPORATED CLASS A                                                                               518,494
         11,523   E.ON AG ADR+<<                                                                                            488,575
          4,668   EDISON INTERNATIONAL                                                                                      203,712
         19,099   EDISON SPA                                                                                                 39,737
          3,107   EDP - ENERGIAS DO BRASIL SA+                                                                               39,272
         53,872   EL PASO CORPORATION+                                                                                      782,221
          6,826   EL PASO ELECTRIC COMPANY                                                                                  163,210
          1,600   ELECTRIC POWER DEVELOPMENT COMPANY                                                                         59,696
          2,324   ELECTRICITE DE FRANCE                                                                                     132,226
         48,600   ELECTRICITY GENERATING PCL                                                                                 98,933
          7,586   ENEL SPA                                                                                                   67,740
          3,431   ENEL SPA ADR<<                                                                                            153,640
         11,825   ENERGY EAST CORPORATION+                                                                                  286,756
          4,239   ENTERGY CORPORATION+                                                                                      329,158
         12,635   ENVESTRA LIMITED                                                                                           11,094
         10,563   EXELON CORPORATION                                                                                        644,132
          5,884   FIRSTENERGY CORPORATION+                                                                                  335,741
          7,313   FPL GROUP INCORPORATED+<<                                                                                 325,063
          3,939   GREAT PLAINS ENERGY INCORPORATED                                                                          120,218
         15,163   GRUPO ELEKTRA SA DE CV                                                                                    146,865
         16,001   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED+                                                                438,747
         57,008   HONG KONG & CHINA GAS                                                                                     132,390
         53,000   HONG KONG ELECTRIC HOLDINGS LIMITED                                                                       253,509
         22,605   HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                                                   108,131
        204,000   HUANENG POWER INTERNATIONAL INCORPORATED                                                                  135,611
          7,175   IDACORP INCORPORATED                                                                                      275,664
         14,300   KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                                342,898

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
         14,461   KEYSPAN CORPORATION                                                                               $       592,901
          1,975   KINDER MORGAN INCORPORATED+                                                                               206,111
          6,700   KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                                159,802
         10,537   MDU RESOURCES GROUP INCORPORATED+                                                                         258,157
          5,274   NATIONAL FUEL GAS COMPANY                                                                                 201,309
          3,157   NICOR INCORPORATED<<                                                                                      137,835
         21,583   NISOURCE INCORPORATED                                                                                     456,912
         10,836   NORTHEAST UTILITIES                                                                                       247,169
          4,201   NORTHWEST NATURAL GAS COMPANY                                                                             160,688
          6,847   NRG ENERGY INCORPORATED                                                                                   346,732
          6,387   NSTAR                                                                                                     210,324
         18,060   OGE ENERGY CORPORATION+                                                                                   672,554
          8,356   ONEOK INCORPORATED+                                                                                       319,784
         28,000   OSAKA GAS COMPANY LIMITED                                                                                 103,037
          6,827   PEOPLES ENERGY CORPORATION                                                                                289,328
         15,488   PEPCO HOLDINGS INCORPORATED                                                                               393,240
         86,000   PERUSAHAAN GAS NEGARA PT                                                                                  119,589
          5,265   PG&E CORPORATION+                                                                                         220,761
         11,814   PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                               307,991
          7,202   PINNACLE WEST CAPITAL CORPORATION                                                                         330,860
          9,645   PNM RESOURCES INCORPORATED                                                                                276,522
          5,766   PPL CORPORATION                                                                                           201,637
          5,129   PROGRESS ENERGY INCORPORATED                                                                              227,369
          3,951   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              276,649
          8,912   PUGET ENERGY INCORPORATED                                                                                 201,679
          5,707   QUESTAR CORPORATION+                                                                                      493,884
        114,600   RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                             101,396
         23,451   RELIANT ENERGY INCORPORATED+                                                                              315,650
          7,294   REPUBLIC SERVICES INCORPORATED+                                                                           282,861
          2,731   RWE AG+                                                                                                   249,776
          7,653   SCANA CORPORATION+                                                                                        316,452
          3,030   SCOTTISH POWER PLC                                                                                        143,410
          3,509   SEMPRA ENERGY                                                                                             174,467
         42,576   SIERRA PACIFIC RESOURCES                                                                                  627,996
         17,438   SOUTHERN COMPANY                                                                                          597,600
         21,387   SOUTHERN UNION COMPANY+                                                                                   591,137
          7,405   STERICYCLE INCORPORATED                                                                                   493,839
          9,378   SUEZ SA                                                                                                   403,442
         16,338   TECO ENERGY INCORPORATED+                                                                                 257,650
         72,200   TENAGA NASIONAL BHD                                                                                       179,470
          7,400   TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                                167,673
         23,300   TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                 664,892
         32,000   TOKYO GAS COMPANY LIMITED                                                                                 170,365
          7,429   TRACTEBEL ENERGIA SA+                                                                                      67,048
         22,813   UGI CORPORATION                                                                                           565,762
          6,062   UNISOURCE ENERGY CORPORATION+                                                                             209,200
         14,694   VECTREN CORPORATION+                                                                                      404,967
          1,392   VEOLIA ENVIRONNEMENT                                                                                       78,022
          6,249   WASTE CONNECTIONS INCORPORATED                                                                            229,776
          6,653   WASTE MANAGEMENT INCORPORATED+                                                                            228,065
          7,585   WGL HOLDINGS INCORPORATED                                                                                 235,666
          8,157   WILLIAMS COMPANIES INCORPORATED                                                                           200,907
          9,851   WISCONSIN ENERGY CORPORATION+                                                                             423,593
         31,638   XCEL ENERGY INCORPORATED<<                                                                                658,070

                                                                                                                         32,955,651
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.68%
          7,271   ACTEL CORPORATION+                                                                                $       112,846
         27,512   ADAPTEC INCORPORATED+                                                                                     113,349
          8,278   ADC TELECOMMUNICATIONS INCORPORATED+                                                                      112,995
         17,674   AEROFLEX INCORPORATED+                                                                                    184,163
         37,403   AGERE SYSTEMS INCORPORATED+                                                                               570,022
         10,445   AIXTRON AG                                                                                                 39,208
         14,563   ALCATEL SA+                                                                                               182,474
        156,000   ALCO HOLDINGS LIMITED                                                                                      78,830
          7,800   ALPINE ELECTRONICS INCORPORATED                                                                           108,168
          8,900   ALPS ELECTRIC COMPANY LIMITED                                                                              99,845
         27,616   ALTERA CORPORATION+                                                                                       558,672
         16,831   AMERICAN POWER CONVERSION CORPORATION                                                                     295,721
          8,308   AMETEK INCORPORATED                                                                                       356,247
         22,436   AMKOR TECHNOLOGY INCORPORATED+<<                                                                          127,212
          7,956   AMPHENOL CORPORATION CLASS A                                                                              457,231
          8,421   ANALOG DEVICES INCORPORATED                                                                               258,019
         11,257   ANDREW CORPORATION+                                                                                       104,127
          9,000   ANRITSU CORPORATION                                                                                        45,999
         35,433   ARM HOLDINGS PLC                                                                                           80,116
         22,121   ARRIS GROUP INCORPORATED+                                                                                 253,507
        395,800   ASIAN INSULATORS PCL                                                                                       89,524
         27,000   ASM PACIFIC TECHNOLOGY                                                                                    139,908
          7,562   ATM INCORPORATED+                                                                                         218,315
          6,227   AVX CORPORATION                                                                                           103,430
             14   AXELL CORPORATION                                                                                          50,207
          1,782   BANG & OLUFSEN AS                                                                                         182,717
        333,000   BANK OF COMMUNICATIONS LIMITED                                                                            209,804
          1,883   BARCO NV                                                                                                  166,214
         13,636   BENCHMARK ELECTRONICS INCORPORATED                                                                        340,082
          8,746   BROADCOM CORPORATION CLASS A+                                                                             257,482
         14,000   BROTHER INDUSTRIES LIMITED                                                                                159,802
         49,500   BYD COMPANY LIMITED                                                                                       112,019
          9,208   C&D TECHNOLOGIES INCORPORATED                                                                              73,204
          8,270   C-COR INCORPORATED                                                                                         65,747
          1,600   CANON ELECTRONICS INCORPORATED                                                                             54,789
         24,188   CANON INCORPORATED                                                                                      1,201,635
          7,738   CELESTICA INCORPORATED+                                                                                    74,130
          2,454   CERADYNE INCORPORATED+                                                                                    108,148
             82   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                                661
         10,521   CHECKPOINT SYSTEMS INCORPORATED+                                                                          190,956
          1,900   CHIYODA INTEGRE COMPANY LIMITED+                                                                           42,566
        122,367   CIENA CORPORATION+                                                                                        483,350
        104,697   CISCO SYSTEMS INCORPORATED                                                                              2,302,287
          5,000   CMK CORPORATION                                                                                            54,772
        103,919   CONEXANT SYSTEMS INCORPORATED                                                                             214,073
          2,000   CORONA CORPORATION                                                                                         35,691
         14,669   CREE INCORPORATED<<                                                                                       273,137
          9,303   CTS CORPORATION                                                                                           136,754
          7,327   CYMER INCORPORATED+                                                                                       301,506
         30,888   CYPRESS SEMICONDUCTOR CORPORATION                                                                         483,088
         16,000   DAIDO STEEL COMPANY LIMITED                                                                               122,935
         10,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                             84,075
          6,000   DAISHINKU CORPORATION                                                                                      37,821
        290,300   DELTA ELECTRONICS THAI PCL                                                                                127,460
          4,063   DIONEX CORPORATION+                                                                                       204,856
          1,900   EIZO NANAO CORPORATION                                                                                     52,600

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          7,291   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                       $       145,164
         19,642   ELECTROCOMPONENTS PLC                                                                                      89,384
          2,048   ELECTROLUX AB                                                                                              63,424
          2,876   ENERGIZER HOLDINGS INCORPORATED                                                                           192,289
          4,900   ENESERVE CORPORATION                                                                                       30,845
          3,900   ENPLAS CORPORATION                                                                                         66,442
          3,373   EPCOS AG+                                                                                                  46,886
         10,894   EXAR CORPORATION                                                                                          152,298
         10,720   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED                                                        193,282
          4,400   FANUC LIMITED                                                                                             348,942
         47,883   FLEXTRONICS INTERNATIONAL LIMITED                                                                         565,019
          2,400   FOSTER ELECTRIC COMPANY LIMITED                                                                            37,514
          9,754   FUELCELL ENERGY INCORPORATED<<                                                                             95,004
          1,000   FUNAI ELECTRIC COMPANY LIMITED                                                                             95,234
          5,600   FUTABA CORPORATION CHIBA                                                                                  147,877
        130,848   GENERAL ELECTRIC COMPANY                                                                                4,456,683
         15,797   GENTEX CORPORATION                                                                                        228,741
          3,800   GEOMATEC COMPANY LIMITED+                                                                                  38,714
         12,463   GN STORE NORD                                                                                             183,550
         22,252   GRAFTECH INTERNATIONAL LIMITED                                                                            121,273
         25,000   GS YUASA CORPORATION                                                                                       58,563
          4,300   HAMAMATSU PHOTONICS                                                                                       136,258
        194,800   HANA MICROELECTRONICS PCL                                                                                 136,070
         56,000   HARBIN POWER EQUIPMENT                                                                                     48,747
          5,007   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED+                                                             406,168
         14,112   HARMONIC INCORPORATED                                                                                      87,636
         10,141   HARRIS CORPORATION                                                                                        445,393
            900   HIOKI EE CORPORATION                                                                                       29,669
          1,600   HIROSE ELECTRIC COMPANY LIMITED                                                                           207,436
          3,600   HORIBA LIMITED                                                                                            107,943
          6,700   HOSIDEN CORPORATION                                                                                        69,914
          7,351   HUTCHINSON TECHNOLOGY INCORPORATED+                                                                       151,725
          3,600   IBIDEN COMPANY LIMITED                                                                                    184,301
          5,836   INDESIT COMPANY SPA+                                                                                       67,964
         10,290   INFINEON TECHNOLOGIES AG+                                                                                 121,731
         44,714   INTEGRATED DEVICE TECHNOLOGY INCORPORATED                                                                 770,422
        103,279   INTEL CORPORATION                                                                                       2,018,072
          3,960   INTER-TEL INCORPORATED+                                                                                    87,278
          9,704   INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                  322,464
          5,506   INTERNATIONAL RECTIFIER CORPORATION                                                                       194,362
         13,222   INTERSIL CORPORATION CLASS A+                                                                             335,178
         14,913   JABIL CIRCUIT INCORPORATED+                                                                               400,116
        112,867   JDS UNIPHASE CORPORATION+                                                                                 256,208
          7,000   JUKI CORPORATION                                                                                           38,221
         21,316   KEMET CORPORATION                                                                                         175,431
         19,000   KENWOOD                                                                                                    34,312
          1,200   KEYENCE CORPORATION                                                                                       276,911
          3,738   KLA-TENCOR CORPORATION                                                                                    164,136
          3,700   KOA CORPORATION                                                                                            54,242
         11,456   KONINKLIJKE PHILIPS ELECTRONICS NV+                                                                       393,170
          3,147   KONTRON AG                                                                                                 36,407
          2,324   KUDELSKI SA                                                                                                68,067
          6,240   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  470,434
          8,430   LAIRD GROUP PLC                                                                                            63,883
         25,214   LATTICE SEMICONDUCTOR CORPORATION                                                                         184,566
          6,882   LINEAR TECHNOLOGY CORPORATION+                                                                            234,057

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          6,171   LITTELFUSE INCORPORATED                                                                           $       222,835
         33,334   LSI LOGIC CORPORATION                                                                                     268,339
         61,273   LUCENT TECHNOLOGIES INCORPORATED                                                                          142,766
          2,800   MABUCHI MOTOR COMPANY LIMITED                                                                             178,168
         68,800   MALAYSIAN PACIFIC INDUSTRIES                                                                              188,775
          3,800   MARUBUN CORPORATION                                                                                        48,230
          9,026   MARVELL TECHNOLOGY GROUP LIMITED                                                                          158,045
         41,324   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                            881,441
          7,595   MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                   221,015
         28,103   MCDATA CORPORATION+                                                                                       120,562
          9,363   MELEXIS NV                                                                                                155,220
         10,847   MEMC ELECTRONIC MATERIALS INCORPORATED                                                                    419,562
         15,375   METHODE ELECTRONICS INCORPORATED                                                                          122,078
         13,373   MICREL INCORPORATED+                                                                                      133,997
         16,795   MICROCHIP TECHNOLOGY INCORPORATED+                                                                        573,717
          1,369   MICRONAS SEMICONDUCTOR HOLDING                                                                             31,588
         12,601   MICROSEMI CORPORATION<<                                                                                   349,930
          3,300   MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                              54,534
         26,295   MINDSPEED TECHNOLOGIES INCORPORATED<<                                                                      50,223
          7,005   MINEBEA COMPANY LIMITED                                                                                    79,197
          7,400   MITSUMI ELECTRIC COMPANY LIMITED                                                                          100,226
         17,438   MOLEX INCORPORATED CLASS A+                                                                               548,599
         41,128   MOTOROLA INCORPORATED                                                                                     961,573
         23,021   MRV COMMUNICATIONS INCORPORATED+<<                                                                         57,322
          5,800   MURATA MANUFACTURING COMPANY LIMITED                                                                      399,199
         23,458   NATIONAL GRID PLC                                                                                         284,962
          2,200   NEC ELECTRONICS CORPORATION                                                                                74,211
          8,000   NEC TOKIN CORPORATION                                                                                      41,637
          7,135   NETWORK APPLIANCE INCORPORATED                                                                            244,302
          7,000   NEW JAPAN RADIO COMPANY LIMITED                                                                            47,285
          1,269   NEXANS SA                                                                                                 105,675
        518,000   NGAI LIK INDUSTRIAL HOLDING                                                                                47,289
         11,000   NGK INSULATORS LIMITED                                                                                    150,109
         10,700   NICHICON CORPORATION                                                                                      136,627
          7,000   NIDEC COPAL ELECTRONICS CORPORATION                                                                        48,776
         12,000   NIDEC CORPORATION                                                                                         219,000
          3,000   NIDEC SANKYO CORPORATION                                                                                   40,223
          1,500   NIHON DEMPA KOGYO COMPANY LIMITED                                                                          56,732
          1,600   NINTENDO COMPANY LIMITED                                                                                  328,191
         11,000   NIPPON CARBON COMPANY LIMITED                                                                              41,322
         16,000   NIPPON CHEMI-CON CORPORATION                                                                              114,485
          8,000   NISSIN ELECTRIC COMPANY LIMITED                                                                            29,439
         33,363   NOKIA OYJ ADR                                                                                             696,619
         39,669   NORTEL NETWORKS CORPORATION ADR                                                                            82,908
         11,267   NOVELLUS SYSTEMS INCORPORATED                                                                             314,575
             11   NTT DATA CORPORATION                                                                                       50,786
         23,407   NVIDIA CORPORATION+                                                                                       681,378
         34,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                      75,012
          9,860   OMNIVISION TECHNOLOGIES INCORPORATED<<                                                                    163,676
          4,204   OMRON CORPORATION                                                                                          97,855
          2,100   OPTEX COMPANY LIMITED                                                                                      59,568
          5,757   PARK ELECTROCHEMICAL CORPORATION                                                                          150,258
          4,994   PERLOS OYJ+                                                                                                38,068
            107   PHOENIX MECANO AG+                                                                                         43,466
          9,892   PHOTRONICS INCORPORATED                                                                                   143,533
          7,970   PLANTRONICS INCORPORATED                                                                                  142,822

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         17,125   PMC-SIERRA INCORPORATED<<                                                                         $       117,135
          5,673   POLYCOM INCORPORATED                                                                                      134,961
          7,214   POWER INTEGRATIONS INCORPORATED+                                                                          132,738
         16,287   POWER-ONE INCORPORATED+                                                                                   110,589
         21,150   POWERWAVE TECHNOLOGIES INCORPORATED                                                                       160,317
         18,366   PREMIER FARNELL PLC                                                                                        65,655
         12,489   QLOGIC CORPORATION                                                                                        229,548
        541,000   QPL INTERNATIONAL HOLDINGS LIMITED                                                                         38,259
         28,197   QUALCOMM INCORPORATED                                                                                   1,062,181
            300   RESEARCH IN MOTION LIMITED+                                                                                24,772
         42,471   RF MICRO DEVICES INCORPORATED                                                                             281,158
          8,161   ROCKWELL COLLINS INCORPORATED                                                                             427,881
          3,100   ROHM COMPANY LIMITED+                                                                                     287,568
            700   RYOSAN COMPANY LIMITED                                                                                     18,306
          7,000   SANKEN ELECTRIC COMPANY LIMITED                                                                            92,423
         44,864   SANMINA-SCI CORPORATION                                                                                   152,089
          9,000   SANSHIN ELECTRONICS COMPANY LIMITED                                                                        97,057
          6,000   SANYO DENKI COMPANY LIMITED                                                                                41,808
         11,418   SANYO ELECTRIC COMPANY LIMITED<<                                                                          119,546
          1,500   SECOM COMPANY LIMITED+                                                                                     74,492
          5,800   SEIKO EPSON CORPORATION                                                                                   159,581
      1,143,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION                                                     144,028
         23,000   SHARP CORPORATION                                                                                         411,431
          9,000   SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                          45,079
          2,200   SHINKAWA                                                                                                   49,287
          3,100   SHINKO ELECTRIC INDUSTRIES                                                                                 90,046
         16,144   SILICON IMAGE INCORPORATED                                                                                187,432
          9,884   SILICON LABORATORIES INCORPORATED+                                                                        348,609
         20,614   SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                   86,579
         86,657   SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                    354,427
         36,134   SKYWORKS SOLUTIONS INCORPORATED                                                                           167,300
        654,000   SKYWORTH DIGITAL HOLDINGS LIMITED                                                                          76,523
         11,000   SMK CORPORATION                                                                                            75,148
          1,676   SOITEC                                                                                                     51,125
        350,000   SOLOMON SYSTECH INTERNATIONAL LIMITED                                                                      74,255
         17,394   SONY CORPORATION                                                                                          755,074
          2,000   STAR MICRONICS COMPANY LIMITED                                                                             39,184
         15,900   STMICROELECTRONICS NV+                                                                                    261,961
         13,640   STRATEX NETWORKS INCORPORATED                                                                              49,786
          1,500   SUMIDA ELECTRIC                                                                                            30,474
          7,000   TAIYO YUDEN COMPANY LIMITED                                                                                95,106
         16,000   TAMURA CORPORATION                                                                                         58,197
        412,000   TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED                                                                 31,255
          3,480   TDK CORPORATION                                                                                           267,925
          9,868   TECHNITROL INCORPORATED                                                                                   279,363
         23,000   TEIKOKY TSUSHIN KOGYO COMPANY                                                                             120,491
          4,408   TELEFLEX INCORPORATED                                                                                     246,010
         30,964   TELLABS INCORPORATED                                                                                      315,523
          4,278   TESSERA TECHNOLOGIES INCORPORATED                                                                         140,746
         22,610   TEXAS INSTRUMENTS INCORPORATED                                                                            736,860
          5,660   THOMAS & BETTS CORPORATION                                                                                255,606
         10,000   TOA CORPORATION                                                                                            82,201
         14,000   TOKO INCORPORATED                                                                                          45,436
          3,600   TOKYO ELECTRON LIMITED                                                                                    236,739
         29,000   TOKYO ROPE MANUFACTURING                                                                                   62,745
          1,600   TOKYO SEIMITSU COMPANY LIMITED                                                                             77,278

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         13,000   TOSHIBA CERAMICS                                                                                  $        60,463
         23,000   TOSHIBA TEC CORPORATION                                                                                   106,384
         43,063   TRANSMETA CORPORATION DELAWARE+<<                                                                          50,814
         32,273   TRIQUINT SEMICONDUCTOR INCORPORATED                                                                       159,106
         64,000   TRULY INTERNATIONAL                                                                                        79,740
          2,000   ULVAC INCORPORATED                                                                                         67,635
            271   UNAXIS HOLDING AG+                                                                                         79,923
        212,100   UNISEM BHD                                                                                                 84,126
         11,095   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                   391,764
        140,000   VARITRONIX INTERNATIONAL LIMITED+                                                                          84,606
          8,000   VICTOR COMPANY OF JAPAN LIMITED+                                                                           38,775
         15,514   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                      217,351
         16,039   WESTAR ENERGY INCORPORATED                                                                                391,191
          7,938   XILINX INCORPORATED+                                                                                      181,542
          5,000   YAMAICHI ELECTRONICS COMPANY LIMITED                                                                       56,050
          6,000   YASKAWA ELECTRIC CORPORATION                                                                               69,151
         10,800   YOKOGAWA ELECTRIC CORPORATION                                                                             153,635
          3,200   YOKOWO COMPANY LIMITED                                                                                     39,307

                                                                                                                         52,737,302
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.10%
          7,837   ACCENTURE LIMITED CLASS A                                                                                 232,445
         53,200   AIRPORTS OF THAILAND PCL+                                                                                  79,276
          8,419   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                    381,633
         14,516   APPLERA CORPORATION+                                                                                      202,063
          7,094   BEARINGPOINT INCORPORATED                                                                                  59,306
          1,965   BOUYGUES SA                                                                                               103,467
          6,879   CELGENE CORPORATION                                                                                       279,907
          4,594   CEPHALON INCORPORATED+<<                                                                                  261,950
          3,000   CHIYODA CORPORATION                                                                                        65,803
          3,631   CORE LABORATORIES NV+                                                                                     266,406
          2,174   CORPORATE EXECUTIVE BOARD COMPANY+                                                                        190,529
         10,344   CURAGEN CORPORATION                                                                                        31,239
          8,940   CV THERAPEUTICS INCORPORATED+<<                                                                           100,575
          9,174   ERESEARCH TECHNOLOGY INCORPORATED                                                                          79,906
          6,530   FLUOR CORPORATION                                                                                         564,323
          9,509   GEN-PROBE INCORPORATED+                                                                                   462,232
         26,863   GRUPO AEROPORTUARIO DEL SURESTE SAB                                                                        93,835
          9,880   HEWITT ASSOCIATES INCORPORATED                                                                            222,004
          4,213   ICOS CORPORATION                                                                                          103,556
         16,848   INCYTE CORPORATION+                                                                                        86,093
          4,907   JACOBS ENGINEERING GROUP INCORPORATED+                                                                    427,351
          5,910   MOODY'S CORPORATION                                                                                       361,574
          7,075   MYRIAD GENETICS INCORPORATED                                                                              178,927
          8,010   NAVIGANT CONSULTING INCORPORATED+                                                                         157,717
          4,894   PAYCHEX INCORPORATED+                                                                                     175,744
          7,888   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                           300,691
        244,400   POWER LINE ENGINEERING PCL                                                                                 42,923
         12,221   QUEST DIAGNOSTICS INCORPORATED                                                                            785,566
          7,451   RESOURCES GLOBAL PROFESSIONALS+<<                                                                         181,804
         17,234   SERVICEMASTER COMPANY+                                                                                    198,019
        391,200   SOLARTRON PCL                                                                                              77,032
          9,659   TELIK INCORPORATED+<<                                                                                     172,220
         10,555   TETRA TECH INCORPORATED+                                                                                  175,213
         20,000   TRANSMILE GROUP BHD                                                                                        65,743

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

     DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (CONTINUED)
          4,639   TRIMERIS INCORPORATED+                                                                            $        43,282
          5,960   WASHINGTON GROUP INTERNATIONAL INCORPORATED<<                                                             352,892

                                                                                                                          7,563,246
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.89%
          5,622   ACERINOX SA                                                                                               105,878
          6,462   ALLIANT TECHSYSTEMS INCORPORATED+                                                                         494,278
         14,210   APTARGROUP INCORPORATED                                                                                   731,815
         19,811   BALL CORPORATION                                                                                          799,176
         11,973   CORUS GROUP PLC+                                                                                           89,421
         12,532   CRANE COMPANY                                                                                             501,029
         38,599   CROWN HOLDINGS INCORPORATED+                                                                              709,836
        204,500   ECM LIBRA BHD(a)                                                                                           35,000
          4,000   FP CORPORATION                                                                                            130,500
            400   FUJI SEAL INTERNATIONAL INCORPORATED                                                                       10,256
          4,456   HOGANAS AB                                                                                                114,370
         12,726   JACUZZI BRANDS INCORPORATED                                                                               126,242
         93,000   KOBE STEEL LIMITED                                                                                        297,074
          3,000   NEOMAX COMPANY LIMITED                                                                                     55,070
         41,000   NISSHIN STEEL COMPANY LIMITED                                                                             122,935
         14,000   NTN CORPORATION                                                                                           107,211
         16,472   SHAW GROUP INCORPORATED                                                                                   414,436
          4,849   SIMPSON MANUFACTURING COMPANY INCORPORATED+<<                                                             127,771
         13,710   SNAP-ON INCORPORATED                                                                                      599,127
          7,442   SSAB SVENSKT STAL AB CLASS A+                                                                             143,258
         93,000   SUMITOMO METAL INDUSTRIES LIMITED                                                                         382,631
          6,366   TASER INTERNATIONAL INCORPORATED<<                                                                         49,464

                                                                                                                          6,146,778
                                                                                                                    ---------------

FINANCE & FINANCIAL SERVICES - 0.19%
        636,000   ASIA PLUS SECURITIES PCL                                                                                   54,833
         46,863   CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                               125,587
      1,355,000   CHINA CONSTRUCTION BANK++                                                                                 587,142
         14,533   JANUS CAPITAL GROUP INCORPORATED+                                                                         258,397
        848,000   KGI SECURITIES COMPANY LIMITED+                                                                            42,648
        231,400   KUALA LUMPUR CITY CORPORATION BHD                                                                          52,491
         13,500   NIKKO CORDIAL CORPORATION                                                                                 171,345

                                                                                                                          1,292,443
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.30%
          4,736   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     233,864
          6,440   ARCHER-DANIELS-MIDLAND COMPANY                                                                            265,135
          8,034   BUNGE LIMITED<<                                                                                           452,636
         18,002   CADBURY SCHWEPPES PLC                                                                                     191,605
         22,396   COCA-COLA AMATIL LIMITED                                                                                  112,001
         36,624   COCA-COLA COMPANY+                                                                                      1,641,121
         19,123   COMPASS GROUP PLC                                                                                          92,939
          3,814   CONAGRA FOODS INCORPORATED<<                                                                               90,773
         12,514   CORN PRODUCTS INTERNATIONAL INCORPORATED+                                                                 431,733
         14,812   DIAGEO PLC                                                                                                263,694
          7,099   FLOWERS FOODS INCORPORATED+                                                                               192,738
          2,433   GENERAL MILLS INCORPORATED+                                                                               131,942
          4,336   HANSEN NATURAL CORPORATION                                                                                119,327
         18,197   HERCULES INCORPORATED                                                                                     283,873
          1,489   HERSHEY COMPANY                                                                                            80,346

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

     DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
          2,085   JM SMUCKER COMPANY+                                                                               $       101,394
          8,459   MCCORMICK & COMPANY INCORPORATED                                                                          308,077
          4,187   MOLSON COORS BREWING COMPANY                                                                              294,346
          2,493   NESTLE SA                                                                                                 857,263
          2,906   NESTLE SA ADR+                                                                                            249,395
         26,677   PEPSICO INCORPORATED                                                                                    1,741,475
          2,771   RALCORP HOLDINGS INCORPORATED                                                                             137,081
          4,853   SMITHFIELD FOODS INCORPORATED                                                                             145,736
          3,000   SODEXHO ALLIANCE SA+                                                                                      159,926
         16,206   TYSON FOODS INCORPORATED CLASS A                                                                          238,714
         15,337   WINPAK LIMITED COMPANY                                                                                    134,199

                                                                                                                          8,951,333
                                                                                                                    ---------------

FOOD STORES - 0.87%
        110,000   CAFE DE CORAL HOLDINGS LIMITED                                                                            167,746
          7,641   CARREFOUR SA                                                                                              471,450
          1,796   CASINO GUICHARD PERRACHON SA                                                                              124,826
      2,271,402   CIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR+                                                        61,669
            918   COLRUYT SA                                                                                                156,068
        744,400   CP SEVEN ELEVEN PCL                                                                                       124,793
          3,562   DELHAIZE GROUP+                                                                                           271,297
          2,100   KAPPA CREATE COMPANY LIMITED+                                                                              31,805
          3,000   KENTUCKY FRIED CHICKEN JAPAN LIMITED                                                                       56,093
         14,329   KONINKLIJKE AHOLD NV ADR                                                                                  137,272
         16,259   KROGER COMPANY+                                                                                           387,127
         50,000   LIANHUA SUPERMARKET HOLDINGS COMPANY LIMITED+                                                              50,146
          6,800   MCDONALD'S HOLDINGS COMPANY JAPAN LIMITED                                                                 112,952
          2,930   METRO AG                                                                                                  172,223
          4,400   MINISTOP COMPANY LIMITED                                                                                   85,642
          5,500   NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                             74,258
          6,091   PANERA BREAD COMPANY                                                                                      316,123
          2,000   PLENUS COMPANY LIMITED                                                                                     58,435
         10,416   SAFEWAY INCORPORATED                                                                                      322,167
         17,900   SEVEN & I HOLDINGS COMPANY LIMITED                                                                        632,778
         14,770   STARBUCKS CORPORATION                                                                                     458,018
         18,221   TESCO PLC ADR                                                                                             392,254
         11,248   WHOLE FOODS MARKET INCORPORATED+<<                                                                        603,118
          6,353   WILD OATS MARKETS INCORPORATED                                                                            103,808
         28,328   WOOLWORTHS LIMITED+                                                                                       447,708
         14,000   WUMART STORES INCORPORATED(a)                                                                              49,773
          2,300   YAOKO COMPANY LIMITED                                                                                      54,858
             37   YOSHINOYA D&C COMPANY LIMITED                                                                              65,556

                                                                                                                          5,989,963
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.43%
         11,413   FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                             218,559
          2,417   HERMAN MILLER INCORPORATED                                                                                 68,256
          7,369   HILLENBRAND INDUSTRIES INCORPORATED                                                                       420,549
         43,480   HOUSEWARES INTERNATIONAL LIMITED                                                                           51,123
          4,036   KINETIC CONCEPTS INCORPORATED+                                                                            127,538
         14,703   LA-Z-BOY INCORPORATED+<<                                                                                  205,107
         19,124   LEGGETT & PLATT INCORPORATED<<                                                                            440,808
          3,478   MASCO CORPORATION                                                                                          95,332
         26,519   NEWELL RUBBERMAID INCORPORATED                                                                            715,748
          4,500   SANGETSU COMPANY LIMITED                                                                                  110,972
          9,307   STEELCASE INCORPORATED                                                                                    134,952

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

     DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
FURNITURE & FIXTURES (CONTINUED)
          4,500   TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                         $        73,138
        232,220   VITRO SA DE CV                                                                                            258,544

                                                                                                                          2,920,626
                                                                                                                    ---------------
GAS DISTRIBUTION - 0.01%
          1,576   GAZ DE FRANCE                                                                                              58,634
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.38%
         14,132   99 CENTS ONLY STORES                                                                                      160,540
          2,300   ASKUL CORPORATION+                                                                                         41,535
          3,000   BELLUNA COMPANY LIMITED                                                                                    52,132
        122,700   BIG C SUPERCENTER PCL                                                                                     124,071
         27,136   BIG LOTS INCORPORATED+<<                                                                                  497,946
          6,733   BJ'S WHOLESALE CLUB INCORPORATED+                                                                         177,415
         13,280   CASEY'S GENERAL STORES INCORPORATED                                                                       313,939
          2,100   CAWACHI LIMITED                                                                                            70,122
          2,900   CIRCLE K SUNKUS COMPANY LIMITED                                                                            58,669
         64,033   DAVID JONES LIMITED                                                                                       172,579
         29,257   DOLLAR GENERAL CORPORATION+                                                                               376,245
          1,100   DON QUIJOTE COMPANY LIMITED                                                                                22,488
         23,706   DSG INTERNATIONAL PLC                                                                                      92,531
         15,601   FAMILY DOLLAR STORES INCORPORATED                                                                         398,918
          3,600   FAMILYMART COMPANY LIMITED                                                                                101,810
         11,357   FEDERATED DEPARTMENT STORES INCORPORATED                                                                  431,339
         15,007   FOOT LOCKER INCORPORATED                                                                                  361,669
         10,356   FRED'S INCORPORATED                                                                                       135,767
          7,703   GUS PLC                                                                                                   143,075
         42,895   HARVEY NORMAN HOLDINGS LIMITED                                                                            112,661
          3,701   HELLENIC DUTY FREE SHOPS SA                                                                                60,502
          5,000   IZUMIYA COMPANY LIMITED                                                                                    36,203
          4,665   JC PENNEY COMPANY INCORPORATED                                                                            294,082
          3,400   LAWSON INCORPORATED                                                                                       118,744
         70,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                  129,609
         10,263   MARKS & SPENCER GROUP PLC                                                                                 115,781
        582,500   MATAHARI PUTRA PRIMA TBK PT                                                                                48,664
          3,300   MATSUMOTOKIYOSHI COMPANY LIMITED                                                                           80,114
          9,000   MATSUZAKAYA COMPANY LIMITED(a)                                                                             65,155
        431,500   MITRA ADIPERKASA TBK PT+                                                                                   45,062
          2,700   NISSEN COMPANY LIMITED                                                                                     20,975
        704,000   RAMAYANA LESTARI SENTOSA TBK PT                                                                            60,363
         22,000   ROBINSON & COMPANY LIMITED                                                                                 88,769
         27,119   SAKS INCORPORATED+                                                                                        391,327
          1,998   SEARS HOLDINGS CORPORATION                                                                                287,940
         54,500   SIAM MAKRO PLC                                                                                            101,517
          2,200   SUGI PHARMACY COMPANY LIMITED                                                                              43,383
          2,400   SUNDRUG COMPANY LIMITED                                                                                    58,674
         17,831   TARGET CORPORATION+                                                                                       862,842
         40,162   WAL-MART STORES INCORPORATED                                                                            1,796,045
        236,054   WALMART DE MEXICO SA DE CV SERIES V                                                                       804,659
          3,500   YORK-BENIMARU COMPANY LIMITED+(a)                                                                         108,093

                                                                                                                          9,463,954
                                                                                                                    ---------------
HEALTH SERVICES - 1.20%
         82,500   BANGKOK DUSIT MEDICAL SERVICE PCL                                                                          63,115
         83,600   BUMRUNGRAD HOSPITAL PCL                                                                                    80,641
          9,701   CAREMARK RX INCORPORATED                                                                                  562,076
         47,000   CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                30,821

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

     DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HEALTH SERVICES (CONTINUED)
        702,000   CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED                                              $        76,724
          7,018   COMMUNITY HEALTH SYSTEMS INCORPORATED                                                                     272,018
          5,168   COVANCE INCORPORATED+                                                                                     324,912
          8,699   DAVITA INCORPORATED                                                                                       507,674
          2,288   DIAGNOSTICOS DA AMERICA SA                                                                                 44,629
         12,859   EDWARDS LIFESCIENCES CORPORATION                                                                          600,387
         10,603   ENZON PHARMACEUTICALS INCORPORATED                                                                         86,733
            564   FRESENIUS MEDICAL CARE AG & COMPANY                                                                        74,410
         19,653   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                        410,944
         15,291   HEALTHSCOPE LIMITED                                                                                        56,505
          6,340   HEALTHWAYS INCORPORATED                                                                                   327,271
          9,871   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                             675,374
          9,858   LIFEPOINT HOSPITALS INCORPORATED                                                                          335,665
          8,711   LINCARE HOLDINGS INCORPORATED+                                                                            322,568
          5,050   MANOR CARE INCORPORATED                                                                                   263,610
          7,201   NAUTILUS INCORPORATED+<<                                                                                   89,148
         16,378   NEKTAR THERAPEUTICS<<                                                                                     286,943
          9,243   PEDIATRIX MEDICAL GROUP INCORPORATED                                                                      423,329
          9,360   SIERRA HEALTH SERVICES INCORPORATED+                                                                      401,544
         18,131   SONIC HEALTHCARE LIMITED+                                                                                 167,362
          5,987   SUNRISE SENIOR LIVING INCORPORATED                                                                        176,676
         33,725   SYMBION HEALTH LIMITED                                                                                     83,684
         37,634   TENET HEALTHCARE CORPORATION                                                                              296,556
         33,000   TONG REN TANG TECHNOLOGIES COMPANY LIMITED+                                                                59,828
          6,541   TRIAD HOSPITALS INCORPORATED                                                                              288,196
          7,478   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                      211,015
          3,641   UNIVERSAL HEALTH SERVICES CLASS B+                                                                        206,153
            660   VALLOUREC                                                                                                 147,973
         10,435   WATSON PHARMACEUTICALS INCORPORATED+                                                                      267,553

                                                                                                                          8,222,037
                                                                                                                    ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.28%
         66,000   ANHUI EXPRESSWAY COMPANY                                                                                   43,704
          2,240   AUTOSTRADA TORINO-MILANO SPA                                                                               47,064
        244,300   BANGKOK EXPRESSWAY PCL                                                                                    138,467
         52,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                               164,814
          6,555   CIA DE CONCESSOES RODOVIARIAS+                                                                             63,899
          4,694   FOSTER WHEELER LIMITED+                                                                                   204,048
          6,595   GRANITE CONSTRUCTION INCORPORATED+                                                                        353,822
        227,000   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                   171,040
        128,000   JIANGSU EXPRESS                                                                                            74,720
          7,277   MCDERMOTT INTERNATIONAL INCORPORATED                                                                      350,751
         19,459   MULTIPLEX GROUP                                                                                            50,216
          7,789   SKANSKA AB+                                                                                               122,529
         11,705   TECHNICAL OLYMPIC SA                                                                                       46,787
        168,000   ZHEJIANG EXPRESSWAY COMPANY LIMITED+                                                                      108,223

                                                                                                                          1,940,084
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 3.72%
          3,436   3I GROUP                                                                                                   62,250
         10,107   ABB LIMITED                                                                                               134,256
          1,938   ACKERMANS & VAN HAAREN                                                                                    144,379
          1,525   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                 141,108
          3,160   ALCON INCORPORATED                                                                                        372,216
          2,546   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                              249,559
          5,259   AMB PROPERTY CORPORATION                                                                                  293,610

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

     DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
          9,411   AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                     $       298,329
         31,364   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                    392,364
         14,850   ARCHSTONE-SMITH TRUST                                                                                     789,723
          4,404   AVALONBAY COMMUNITIES INCORPORATED                                                                        532,884
         94,950   BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                      115,266
         34,694   BANCA FIDEURAM SPA+                                                                                       222,685
          7,289   BOSTON PROPERTIES INCORPORATED+                                                                           740,781
          1,974   BRADESPAR SA                                                                                               69,053
         17,987   BRANDYWINE REALTY TRUST                                                                                   586,916
            700   BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                   31,286
         10,117   CBL & ASSOCIATES PROPERTIES INCORPORATED                                                                  412,167
          7,791   COLONIAL PROPERTIES TRUST+                                                                                386,278
          5,597   COUSINS PROPERTIES INCORPORATED+                                                                          192,369
         20,000   DAIWA SECURITIES GROUP INCORPORATED                                                                       238,341
         17,617   DISCOVERY HOLDING COMPANY CLASS A+                                                                        246,814
          8,719   DUKE REALTY CORPORATION                                                                                   331,148
          7,438   EQUITY INNS INCORPORATED                                                                                  114,396
          4,606   EQUITY OFFICE PROPERTIES TRUST<<                                                                          170,837
          2,513   EQUITY RESIDENTIAL+<<                                                                                     125,323
          2,939   ESSEX PROPERTY TRUST INCORPORATED+                                                                        368,756
          2,826   FEDERAL REALTY INVESTMENT TRUST                                                                           209,322
         10,157   FELCOR LODGING TRUST INCORPORATED                                                                         217,868
          4,586   GIMV NV                                                                                                   273,204
          4,120   GLENBOROUGH REALTY TRUST INCORPORATED+                                                                    106,337
        112,989   GRUPO CARSO SA DE CV+                                                                                     336,494
          8,533   HEALTH CARE PROPERTY INVESTORS INCORPORATED                                                               256,758
         11,489   HEALTH CARE REIT INCORPORATED+<<                                                                          458,871
          7,806   HEALTHCARE REALTY TRUST INCORPORATED                                                                      282,265
        408,600   HIAP TECK VENTURE BHD                                                                                      90,467
          9,144   HIGHWOODS PROPERTIES INCORPORATED                                                                         345,095
          4,889   HOME PROPERTIES INCORPORATED                                                                              278,086
          3,197   HOSPITALITY PROPERTIES TRUST                                                                              148,085
         37,832   HRPT PROPERTIES TRUST                                                                                     438,851
         15,681   IMPAC MORTGAGE HOLDINGS INCORPORATED+<<                                                                   142,540
        204,705   IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV                                           201,836
         64,345   INVESTIMENTOS ITAU SA                                                                                     273,106
         12,921   INVESTOR AB                                                                                               257,643
          7,427   ISTAR FINANCIAL INCORPORATED+                                                                             311,340
          2,492   ISTITUTO FINANZIARIO INDUSTRIALE SPA                                                                       59,702
          4,329   KILROY REALTY CORPORATION                                                                                 342,294
         14,981   KIMCO REALTY CORPORATION                                                                                  622,461
          4,701   KKR FINANCIAL CORPORATION                                                                                 112,401
          6,468   LASALLE HOTEL PROPERTIES+                                                                                 284,204
          5,646   LIBERTY PROPERTY TRUST+                                                                                   270,274
          4,400   MACERICH COMPANY                                                                                          328,504
         12,165   MACK-CALI REALTY CORPORATION+                                                                             646,570
          3,047   MACQUARIE BANK LIMITED                                                                                    150,750
         18,897   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                              87,000
        106,384   MACQUARIE INFRASTRUCTURE GROUP                                                                            255,856
          3,657   MILLS CORPORATION<<                                                                                        65,753
        157,440   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                             2,136,461
        222,700   MULPHA INTERNATIONAL BHD+                                                                                  73,810
        216,600   MULTI-PURPOSE HOLDINGS BHD                                                                                 54,724
            188   NATIONALE A PORTEFEUILLE                                                                                   68,162
         12,316   NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                               320,955
          5,680   NEW PLAN EXCEL REALTY TRUST                                                                               156,711

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
          6,836   NOVASTAR FINANCIAL INCORPORATED+<<                                                                $       201,389
         18,385   NTL INCORPORATED                                                                                          487,019
          6,263   PAN PACIFIC RETAIL PROPERTIES INCORPORATED+                                                               437,283
         11,726   PLUM CREEK TIMBER COMPANY                                                                                 408,417
          6,600   POST PROPERTIES INCORPORATED<<                                                                            318,120
         12,099   PUBLIC STORAGE INCORPORATED CLASS D                                                                     1,048,378
         14,987   REALTY INCORPORATEDOME CORPORATION                                                                        368,530
          5,002   RECKSON ASSOCIATES REALTY CORPORATION+                                                                    214,036
          4,641   REDWOOD TRUST INCORPORATED                                                                                225,738
          5,542   RHJ INTERNATIONAL+                                                                                        104,514
          8,250   SAXON CAPITAL INCORPORATED                                                                                114,758
            133   SBI HOLDINGS INCORPORATED+                                                                                 50,698
          3,797   SIMON PROPERTY GROUP INCORPORATED                                                                         321,948
          2,178   SL GREEN REALTY CORPORATION                                                                               242,978
          2,641   SOFINA SA+                                                                                                252,748
         11,100   SOFTBANK CORPORATION                                                                                      192,887
         16,799   SUN HUNG KAI PROPERTIES LIMITED+                                                                          183,181
         72,500   SWIRE PACIFIC 'B'                                                                                         139,831
          2,560   TAKEFUJI CORPORATION+                                                                                     138,037
          6,912   TAUBMAN CENTERS INCORPORATED+                                                                             278,484
         23,408   THORNBURG MORTGAGE INCORPORATED+<<                                                                        537,682
          5,336   TRIZEC PROPERTIES INCORPORATED                                                                            154,050
          7,646   UNITED DOMINION REALTY TRUST INCORPORATED                                                                 233,279
          7,241   VENTAS INCORPORATED+                                                                                      290,002
          4,902   WEINGARTEN REALTY INVESTORS+                                                                              207,943

                                                                                                                         25,579,784
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.43%
          6,842   BED BATH & BEYOND INCORPORATED                                                                            230,781
          7,750   BEST BUY COMPANY INCORPORATED                                                                             364,250
          8,000   BEST DENKI COMPANY LIMITED                                                                                 43,068
        132,000   CHINA PARADISE ELECTRONICS RETAIL LIMITED                                                                  33,266
         15,706   CIRCUIT CITY STORES INCORPORATED+                                                                         370,819
          6,509   ELECTROLUX AB CLASS B+                                                                                    100,597
          3,361   GERMANOS SA                                                                                                80,607
          1,600   GIGAS K'S DENKI CORPORATION+                                                                               39,797
          5,832   GUITAR CENTER INCORPORATED                                                                                221,033
         15,586   JB HI-FI LIMITED                                                                                           59,380
          1,400   NAFCO COMPANY LIMITED                                                                                      42,932
          1,700   NITORI COMPANY LIMITED                                                                                     79,211
          1,925   NOBIA AB+                                                                                                  59,768
         20,662   PIER 1 IMPORTS INCORPORATED+<<                                                                            132,030
          6,700   PIONEER CORPORATION                                                                                       128,127
         15,708   RADIOSHACK CORPORATION+                                                                                   283,686
          8,586   THOMSON+                                                                                                  137,389
          7,846   WILLIAMS-SONOMA INCORPORATED                                                                              231,143
          1,800   XEBIO COMPANY LIMITED                                                                                      54,738
          2,000   YAMADA DENKI COMPANY LIMITED                                                                              214,660
          3,100   YAMAHA CORPORATION                                                                                         64,300

                                                                                                                          2,971,582
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.50%
          4,423   BOYD GAMING CORPORATION                                                                                   159,936
        629,100   CENTRAL PLAZA HOTEL PCL+                                                                                   97,931
          8,238   GAYLORD ENTERTAINMENT COMPANY+                                                                            360,165
         68,900   GENTING BHD                                                                                               460,456

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (CONTINUED)
         16,000   HARBOUR CENTRE DEVELOPMENT LIMITED                                                                $        25,305
        108,500   HONGKONG & SHANGHAI HOTELS LIMITED                                                                        131,418
        202,300   LANDMARKS BHD                                                                                              90,131
          2,409   LAS VEGAS SANDS CORPORATION                                                                               168,172
         10,709   MARRIOTT INTERNATIONAL INCORPORATED CLASS A+                                                              403,301
          4,176   MGM MIRAGE+<<                                                                                             149,000
        304,200   MINOR INTERNATIONAL PCL                                                                                    75,281
        311,300   NALURI CORPORATION BHD                                                                                     51,587
         72,000   SHANGRI-LA ASIA LIMITED                                                                                   142,570
        122,000   SINO HOTELS HOLDINGS LIMITED                                                                               78,591
          5,201   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          277,005
          3,937   STATION CASINOS INCORPORATED                                                                              229,330
          2,060   WYNDHAM WORLDWIDE CORPORATION+                                                                             60,276
          5,923   WYNN RESORTS LIMITED+                                                                                     458,499

                                                                                                                          3,418,954
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.52%
          5,702   ACTUANT CORPORATION CLASS A                                                                               257,160
         21,067   AGCO CORPORATION+                                                                                         523,515
          1,164   ALSTOM RGPT                                                                                               109,756
         12,000   AMADA COMPANY LIMITED+                                                                                    125,320
          9,933   AMERICAN STANDARD COMPANIES INCORPORATED                                                                  414,901
         16,788   APPLE COMPUTER INCORPORATED+                                                                            1,139,066
         29,681   APPLIED MATERIALS INCORPORATED                                                                            501,015
          3,460   ASTEC INDUSTRIES INCORPORATED+                                                                             81,621
         11,437   ASYST TECHNOLOGIES INCORPORATED+                                                                           85,663
         10,736   ATLAS COPCO AB CLASS A                                                                                    276,296
         24,837   AXCELIS TECHNOLOGIES INCORPORATED+                                                                        156,225
          5,733   BAKER HUGHES INCORPORATED                                                                                 408,075
          6,310   BLACK & DECKER CORPORATION                                                                                464,668
          2,126   BLACK BOX CORPORATION                                                                                      81,936
          6,377   BRIGGS & STRATTON CORPORATION                                                                             179,513
         60,753   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              376,669
         17,034   BROOKS AUTOMATION INCORPORATED                                                                            236,773
          1,839   BUSINESS OBJECTS SA                                                                                        51,338
          7,019   CAMERON INTERNATIONAL CORPORATION                                                                         336,280
          3,700   CANON FINETECH INCORPORATED                                                                                63,193
          1,499   CAP GEMINI SA                                                                                              82,118
          4,195   CARLISLE COMPANIES INCORPORATED+                                                                          358,673
          4,600   CASIO COMPUTER COMPANY LIMITED                                                                             88,360
          6,753   CDW CORPORATION+                                                                                          393,700
        138,000   CHEN HSONG HOLDINGS                                                                                        76,477
          2,400   CKD CORPORATION                                                                                            32,117
          3,380   CUMMINS INCORPORATED+                                                                                     388,092
          8,000   DAIHEN CORPORATION                                                                                         40,411
          1,169   DASSAULT SYSTEMES SA                                                                                       64,729
          4,553   DEERE & COMPANY                                                                                           355,589
         36,888   DELL INCORPORATED                                                                                         831,824
          1,400   DISCO CORPORATION                                                                                          81,094
         16,118   DONALDSON COMPANY INCORPORATED                                                                            538,019
         16,000   EBARA CORPORATION                                                                                          64,194
         45,320   EMC CORPORATION                                                                                           527,978
         18,414   EMULEX CORPORATION+                                                                                       318,930
         10,279   FLOWSERVE CORPORATION                                                                                     525,668
          4,150   FMC TECHNOLOGIES INCORPORATED                                                                             244,103
         90,000   FONG'S INDUSTRIES COMPANY LIMITED                                                                          59,481

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
          1,600   FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                        $        32,642
         38,000   FUJITSU LIMITED                                                                                           304,596
          3,407   GAMESTOP CORPORATION CLASS A+<<                                                                           148,818
         10,718   GARDNER DENVER INCORPORATED+                                                                              385,526
         97,610   GATEWAY INCORPORATED+<<                                                                                   195,220
          7,314   GRACO INCORPORATED+                                                                                       276,469
          8,842   GRANT PRIDECO INCORPORATED                                                                                367,208
         45,515   HEWLETT-PACKARD COMPANY+                                                                                1,664,028
          3,200   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                             70,599
          5,000   HITACHI KOKI COMPANY LIMITED                                                                               68,061
          6,105   HITACHI LIMITED                                                                                           386,691
          2,048   HUSQVARNA AB+                                                                                              44,312
          3,393   HYDRIL COMPANY+                                                                                           222,072
         11,355   IDEX CORPORATION+                                                                                         476,796
         12,921   INFOCUS CORPORATION+                                                                                       34,887
          7,772   INGERSOLL-RAND COMPANY LIMITED CLASS A+                                                                   295,491
         26,246   INTERNATIONAL BUSINESS MACHINES CORPORATION+                                                            2,125,139
          8,294   JLG INDUSTRIES INCORPORATED                                                                               144,813
        200,500   JOHNSON ELECTRIC HOLDINGS LIMITED                                                                         149,526
          8,911   JOY GLOBAL INCORPORATED                                                                                   387,985
          8,814   KENNAMETAL INCORPORATED                                                                                   464,850
          5,000   KITZ CORPORATION                                                                                           42,208
          4,571   KOMATSU LIMITED+                                                                                          334,392
         12,401   KULICKE & SOFFA INDUSTRIES INCORPORATED                                                                    97,596
         10,289   LAM RESEARCH CORPORATION+                                                                                 440,266
        336,000   LENOVO GROUP LIMITED                                                                                      140,410
          8,758   LEXMARK INTERNATIONAL INCORPORATED+                                                                       491,061
          1,397   LINDSAY MANUFACTURING COMPANY                                                                              39,842
          3,810   LOGITECH INTERNATIONAL SA                                                                                  82,338
          5,701   MAKITA CORPORATION                                                                                        166,298
          1,767   MAN AG                                                                                                    135,171
         11,971   MANITOWOC COMPANY INCORPORATED                                                                            529,118
          2,000   MELCO HOLDINGS INCORPORATED                                                                                59,287
          2,085   METSO OYJ                                                                                                  77,571
          6,652   MICROS SYSTEMS INCORPORATED                                                                               318,365
         50,000   MITSUBISHI ELECTRIC CORPORATION                                                                           412,283
          6,300   MITSUI HIGH-TEC INCORPORATED                                                                               71,428
          3,000   MIURA COMPANY LIMITED                                                                                      73,725
          8,056   MODINE MANUFACTURING COMPANY                                                                              187,624
          3,400   MORI SEIKI COMPANY LIMITED                                                                                 67,047
          4,000   NABTESCO CORPORATION                                                                                       45,147
          2,822   NATIONAL OILWELL VARCO INCORPORATED                                                                       184,277
         46,149   NEC CORPORATION+                                                                                          267,203
            897   NEOPOST SA                                                                                                104,864
         12,300   NETUREN COMPANY LIMITED+                                                                                  136,207
          6,694   NORDSON CORPORATION                                                                                       268,028
          7,000   OKAYA & COMPANY LIMITED                                                                                    95,106
         12,776   PALL CORPORATION                                                                                          347,763
         45,642   QUANTUM CORPORATION                                                                                       100,869
          3,700   RISO KAGAKU CORPORATION                                                                                    62,247
          8,000   RYOBI LIMITED                                                                                              59,423
          3,714   SANDISK CORPORATION+<<                                                                                    218,829
          5,649   SCIENTIFIC GAMES CORPORATION CLASS A                                                                      164,216
          9,295   SEAGATE TECHNOLOGY HOLDINGS+                                                                              206,814
        314,000   SHANGHAI ELECTRIC GROUP COMPANY LIMITED                                                                   102,954
          2,500   SHIMA SEIKI MFG                                                                                            60,267

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
          5,137   SIEMENS AG+<<                                                                                     $       436,902
          3,121   SIMS GROUP LIMITED                                                                                         47,300
         10,176   SKF AB                                                                                                    145,335
          1,700   SMC CORPORATION                                                                                           227,207
         14,111   SMITH INTERNATIONAL INCORPORATED+                                                                         592,239
         76,765   SOLECTRON CORPORATION+                                                                                    241,042
          5,386   SPX CORPORATION+                                                                                          284,381
          5,000   STANLEY ELECTRIC COMPANY LIMITED                                                                          109,247
          8,830   STANLEY WORKS                                                                                             417,041
             75   SULZER AG+                                                                                                 60,751
         12,000   SUMITOMO HEAVY INDUSTRIES LIMITED                                                                         103,650
         22,020   SYMBOL TECHNOLOGIES INCORPORATED+                                                                         264,460
          2,580   TENNANT COMPANY+                                                                                           69,815
          7,764   TEREX CORPORATION                                                                                         341,073
          3,300   THK COMPANY LIMITED                                                                                        80,114
          9,904   TORO COMPANY                                                                                              396,259
         69,000   TOSHIBA CORPORATION                                                                                       491,367
        114,000   TPV TECHNOLOGY LIMITED                                                                                    121,809
          1,000   TREND MICRO INCORPORATED                                                                                   28,792
         11,000   TSUBAKIMOTO CHAIN COMPANY                                                                                  54,534
          5,587   ULTRATECH INCORPORATED                                                                                     81,738
         10,876   VARIAN MEDICAL SYSTEMS INCORPORATED<<                                                                     579,691
          5,230   WATSCO INCORPORATED+                                                                                      229,806
          7,854   ZEBRA TECHNOLOGIES CORPORATION+                                                                           265,779

                                                                                                                         31,046,845
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
          4,512   AON CORPORATION                                                                                           155,980
          7,170   ARTHUR J GALLAGHER & COMPANY+                                                                             192,156
          6,474   HILB ROGAL & HOBBS COMPANY                                                                                280,130
         11,475   HUMANA INCORPORATED                                                                                       699,172
          8,109   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   212,131
          4,154   NATIONAL FINANCIAL PARTNERS CORPORATION                                                                   152,950
         23,553   UNUMPROVIDENT CORPORATION+                                                                                446,329
         11,981   WILLIS GROUP HOLDINGS LIMITED                                                                             433,952

                                                                                                                          2,572,800
                                                                                                                    ---------------

INSURANCE CARRIERS - 4.26%
          4,768   ACE LIMITED+                                                                                              256,804
          3,879   AEGON NV+                                                                                                  69,276
          4,043   AEGON NV ADR<<                                                                                             72,289
         10,394   AETNA INCORPORATED                                                                                        387,384
         10,021   AFLAC INCORPORATED                                                                                        451,646
          6,000   AIOI INSURANCE COMPANY LIMITED                                                                             42,012
         15,523   ALLEANZA ASSICURAZIONI SPA+                                                                               188,034
         32,005   ALLIANZ AG                                                                                                545,685
         10,227   ALLSTATE CORPORATION                                                                                      592,552
          7,949   AMBAC FINANCIAL GROUP INCORPORATED                                                                        688,304
          1,925   AMERICAN FINANCIAL GROUP INCORPORATED                                                                      89,936
         30,809   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,966,230
            932   AMERICAN NATIONAL INSURANCE                                                                               107,217
          5,911   AMERUS GROUP COMPANY                                                                                      400,766
         23,208   AMP LIMITED                                                                                               160,360
         13,031   ASSICURAZIONI GENERALI SPA                                                                                490,989
          1,154   ASSURANCES GENERALES DE FRANCE                                                                            144,888
          4,153   ASSURANT INCORPORATED                                                                                     213,672

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS (CONTINUED)
         17,678   AVIVA PLC                                                                                         $       248,408
         18,501   AXA SA<<                                                                                                  689,347
          8,382   AXIS CAPITAL HOLDINGS LIMITED                                                                             271,828
          7,813   BROWN & BROWN INCORPORATED                                                                                233,921
          7,352   CENTENE CORPORATION                                                                                       113,588
        318,000   CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                              564,261
          5,536   CHUBB CORPORATION                                                                                         277,686
          1,360   CIGNA CORPORATION                                                                                         153,775
         11,734   CINCINNATI FINANCIAL CORPORATION                                                                          547,508
          5,779   CONSECO INCORPORATED                                                                                      119,625
          4,757   DELPHI FINANCIAL GROUP CLASS A                                                                            184,952
          4,464   ERIE INDEMNITY COMPANY+                                                                                   227,843
          4,688   EVEREST REINSURANCE GROUP LIMITED                                                                         440,578
         14,186   FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                  570,703
          7,012   FIRST AMERICAN CORPORATION                                                                                284,827
          4,258   FONDIARIA-SAI SPA                                                                                         136,651
         18,781   FRIENDS PROVIDENT PLC                                                                                      66,513
          5,330   GENWORTH FINANCIAL INCORPORATED+                                                                          183,512
          3,582   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            307,551
          7,627   HEALTH NET INCORPORATED+                                                                                  318,885
          5,257   HORACE MANN EDUCATORS CORPORATION+                                                                         96,519
         13,799   ING GROEP NV                                                                                              599,291
         44,820   INSURANCE AUSTRALIA GROUP LIMITED                                                                         183,762
          3,745   IPC HOLDINGS LIMITED                                                                                      104,673
          3,054   LINCOLN NATIONAL CORPORATION<<                                                                            185,356
          8,334   LOEWS CORPORATION                                                                                         320,692
          2,600   MANULIFE FINANCIAL CORPORATION                                                                             84,730
          6,600   MANULIFE FINANCIAL CORPORATION NEW YORK SHARES                                                            215,490
            620   MARKEL CORPORATION                                                                                        225,265
          9,905   MBIA INCORPORATED                                                                                         610,445
         21,570   MEDIOLANUM SPA                                                                                            155,305
          1,864   MERCURY GENERAL CORPORATION                                                                                93,703
          7,620   METLIFE INCORPORATED+                                                                                     419,329
          6,839   MGIC INVESTMENT CORPORATION+                                                                              395,773
         10,534   MILANO ASSICURAZIONI SPA                                                                                   76,588
          4,751   MILLEA HOLDINGS INCORPORATED                                                                              435,904
         20,000   MITSUI SUMITOMO INSURANCE COMPANY LIMITED                                                                 243,963
          5,384   MONTPELIER RE HOLDINGS LIMITED<<                                                                           97,181
          1,665   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                             250,811
          8,738   NATIONWIDE FINANCIAL SERVICES                                                                             423,007
         14,001   OHIO CASUALTY CORPORATION                                                                                 363,326
         19,904   OLD MUTUAL PLC                                                                                             62,058
         15,085   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                    315,277
          4,376   PARTNERRE LIMITED                                                                                         281,377
         10,039   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION                                                             363,010
         23,424   PHOENIX COMPANIES INCORPORATED+                                                                           345,738
        118,000   PICC PROPERTY & CASUALTY COMPANY LIMITED+                                                                  40,359
         58,000   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                          189,797
          5,997   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                    178,111
          6,622   PMI GROUP INCORPORATED                                                                                    286,335
          4,256   PRINCIPAL FINANCIAL GROUP INCORPORATED+                                                                   226,589
          4,014   PROASSURANCE CORPORATION                                                                                  201,904
         13,730   PROGRESSIVE CORPORATION                                                                                   337,621
         44,850   PROMINA GROUP LIMITED+                                                                                    201,348
          4,155   PROTECTIVE LIFE CORPORATION                                                                               191,255
          7,562   PRUDENTIAL FINANCIAL INCORPORATED                                                                         555,126

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS (CONTINUED)
         19,204   PRUDENTIAL PLC                                                                                    $       215,551
          7,640   QBE INSURANCE GROUP LIMITED+                                                                              139,179
          6,213   RADIAN GROUP INCORPORATED+<<                                                                              372,034
          5,506   RENAISSANCERE HOLDINGS LIMITED                                                                            283,559
         29,366   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                   77,441
          9,909   SAFECO CORPORATION                                                                                        571,848
         16,860   SCOR                                                                                                       40,392
          4,100   SELECTIVE INSURANCE GROUP INCORPORATED                                                                    213,282
         13,000   SOMPO JAPAN INSURANCE INCORPORATED                                                                        171,753
         10,485   ST PAUL TRAVELERS COMPANIES INCORPORATED+                                                                 460,292
          9,234   STANCORP FINANCIAL GROUP INCORPORATED                                                                     430,006
          1,000   SUN LIFE FINANCIAL INCORPORATED                                                                            41,183
            327   SWISS LIFE HOLDING                                                                                         79,103
          2,310   SWISS REINSURANCE+                                                                                        175,927
          3,450   T&D HOLDINGS INCORPORATED                                                                                 255,969
          6,662   TORCHMARK CORPORATION                                                                                     414,443
         25,102   UNITEDHEALTH GROUP INCORPORATED                                                                         1,304,049
          2,659   UNITRIN INCORPORATED                                                                                      116,677
         11,842   WELLPOINT INCORPORATED                                                                                    916,689
            568   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                    300,472
          3,044   XL CAPITAL LIMITED CLASS A                                                                                199,808
         12,540   ZURICH FINANCIAL SERVICES AG                                                                              285,289

                                                                                                                         29,231,970
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.06%
          7,037   CORRECTIONS CORPORATION OF AMERICA                                                                        442,205
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.10%
          9,386   COACH INCORPORATED                                                                                        283,363
          4,713   GENESCO INCORPORATED<<                                                                                    129,513
          9,200   TIMBERLAND COMPANY                                                                                        261,372

                                                                                                                            674,248
                                                                                                                    ---------------

LEGAL SERVICES - 0.02%
          7,406   FTI CONSULTING INCORPORATED                                                                               165,450
                                                                                                                    ---------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.03%
             28   AP MOLLER-MAERSK AS                                                                                       233,237
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.03%
         16,611   CHAMPION ENTERPRISES INCORPORATED+                                                                        113,287
          5,099   LOUISIANA-PACIFIC CORPORATION                                                                              99,736

                                                                                                                            213,023
                                                                                                                    ---------------

MACHINERY - 0.04%
         86,200   CB INDUSTRIAL PRODUCT HOLDING BHD                                                                          74,936
          3,500   DAIFUKU COMPANY LIMITED                                                                                    44,035
          9,000   JAPAN STEEL WORKS                                                                                          63,861
          4,000   OKUMA CORPORATION                                                                                          39,559
          3,400   OSG CORPORATION                                                                                            54,738

                                                                                                                            277,129
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.60%
          2,200   A&D COMPANY LIMITED                                                                                        45,257
          5,807   ADVANCED MEDICAL OPTICS INCORPORATED+                                                                     279,607
          7,704   ADVANTEST CORPORATION<<                                                                                   186,052
          5,293   AFFYMETRIX INCORPORATED+<<                                                                                112,794
          2,819   AGFA-GEVAERT NV+                                                                                           66,128

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
          9,063   AGILENT TECHNOLOGIES INCORPORATED+                                                                $       291,466
          3,465   ALLERGAN INCORPORATED                                                                                     396,950
         14,450   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                           253,742
          2,303   ANAREN INCORPORATED+                                                                                       51,956
         15,146   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              464,225
          4,059   ARMOR HOLDINGS INCORPORATED+                                                                              214,599
          4,988   ARTHROCARE CORPORATION+                                                                                   227,503
          4,615   BAUSCH & LOMB INCORPORATED                                                                                223,412
          5,802   BECKMAN COULTER INCORPORATED                                                                              317,776
          6,982   BECTON DICKINSON & COMPANY+                                                                               486,645
          2,580   BEKAERT SA                                                                                                253,191
          3,723   BIO-RAD LABORATORIES INCORPORATED                                                                         273,305
          7,992   BIOMET INCORPORATED+                                                                                      261,418
          3,566   BIOSITE INCORPORATED                                                                                      156,904
         28,953   BOSTON SCIENTIFIC CORPORATION                                                                             504,940
          2,298   COCHLEAR LIMITED                                                                                           88,252
          1,123   COLOPLAST A S CLASS B                                                                                      85,251
          4,638   COOPER COMPANIES INCORPORATED                                                                             231,807
          2,700   COSEL COMPANY LIMITED+                                                                                     47,838
          8,894   CR BARD INCORPORATED                                                                                      668,651
          4,342   CYBERONICS INCORPORATED+                                                                                   70,688
          7,997   DANAHER CORPORATION                                                                                       530,121
         16,924   DENTSPLY INTERNATIONAL INCORPORATED                                                                       551,384
          4,372   DRS TECHNOLOGIES INCORPORATED                                                                             180,870
         22,402   EASTMAN KODAK COMPANY<<                                                                                   476,491
          7,457   ENERGY CONVERSION DEVICES INCORPORATED                                                                    261,368
          5,676   ESCO TECHNOLOGIES INCORPORATED                                                                            289,703
          3,600   ESPEC CORPORATION                                                                                          50,200
         10,649   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                                                              833,071
         14,501   FLIR SYSTEMS INCORPORATED                                                                                 401,678
            267   FRESENIUS AG+                                                                                              45,898
          8,530   FUJI PHOTO FILM COMPANY LIMITED<<                                                                         311,260
         10,000   FUJIKURA LIMITED                                                                                          118,148
          6,000   FURUKAWA ELECTRIC COMPANY LIMITED                                                                          41,552
          9,316   GARMIN LIMITED+<<                                                                                         435,616
          5,748   HAEMONETICS CORPORATION+                                                                                  267,742
         20,000   HITACHI CABLE LIMITED                                                                                      95,915
          8,337   HOLOGIC INCORPORATED                                                                                      359,992
         11,300   HOYA CORPORATION                                                                                          411,014
         12,152   INPUT OUTPUT INCORPORATED+<<                                                                              121,155
          2,654   INTUITIVE SURGICAL INCORPORATED+                                                                          250,538
         18,000   KONICA MINOLTA HOLDINGS INCORPORATED                                                                      235,359
         16,142   KOPIN CORPORATION+                                                                                         60,533
          8,411   KYPHON INCORPORATED+                                                                                      304,562
          4,784   LUXOTTICA GROUP SPA+                                                                                      138,577
         26,323   MEDTRONIC INCORPORATED                                                                                  1,234,549
          7,614   MENTOR CORPORATION+                                                                                       369,584
          4,629   METTLER-TOLEDO INTERNATIONAL INCORPORATED                                                                 282,091
          4,282   MILLIPORE CORPORATION                                                                                     274,819
          1,894   MINE SAFETY APPLIANCES COMPANY                                                                             67,142
         11,324   NATIONAL INSTRUMENTS CORPORATION                                                                          314,354
          9,613   NEWPORT CORPORATION                                                                                       169,477
          4,000   NIKON CORPORATION                                                                                          72,405
          2,949   OAKLEY INCORPORATED                                                                                        48,511
          7,168   OLYMPUS CORPORATION ADR                                                                                   212,684
          8,028   ORBOTECH LIMITED+                                                                                         192,752

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
          5,000   OSAKI ELECTRIC COMPANY LIMITED                                                                    $        43,400
         69,000   OSIM INTERNATIONAL LIMITED+                                                                                76,728
          3,500   PARIS MIKI INCORPORATED                                                                                    65,889
         27,972   PERKINELMER INCORPORATED                                                                                  515,524
          3,921   PHOTON DYNAMICS INCORPORATED+                                                                              52,659
          4,814   POLYMEDICA CORPORATION                                                                                    195,400
          5,866   RAYTHEON COMPANY+                                                                                         276,934
         14,441   RESMED INCORPORATED+                                                                                      587,460
          7,634   RESPIRONICS INCORPORATED                                                                                  281,771
          2,713   RICOH COMPANY LIMITED                                                                                     263,839
          4,351   ROCKWELL AUTOMATION INCORPORATED                                                                          245,309
          8,691   ROPER INDUSTRIES INCORPORATED                                                                             403,089
         20,000   SHIMADZU CORPORATION                                                                                      156,225
          9,268   SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                                  244,026
         10,306   ST JUDE MEDICAL INCORPORATED                                                                              375,241
          7,508   STRYKER CORPORATION                                                                                       360,609
          6,600   SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                       85,174
          2,100   SUZUKEN COMPANY LIMITED                                                                                    78,351
          8,000   TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                     156,395
          7,554   TECHNE CORPORATION                                                                                        384,499
          9,493   TEKTRONIX INCORPORATED                                                                                    269,032
         16,508   TERADYNE INCORPORATED+                                                                                    231,772
          4,800   TERUMO CORPORATION+                                                                                       179,905
          1,200   TOA MEDICAL ELECTRONICS COMPANY                                                                            49,372
         10,826   TRIMBLE NAVIGATION LIMITED+                                                                               530,149
          9,000   USHIO INCORPORATED+                                                                                       202,394
          5,787   VARIAN INCORPORATED+                                                                                      270,137
          6,070   VEECO INSTRUMENTS INCORPORATED                                                                            148,472
          6,580   VENTANA MEDICAL SYSTEMS INCORPORATED+                                                                     306,891
          4,709   VESTAS WIND SYSTEMS A S                                                                                   131,830
          5,964   VIASYS HEALTHCARE INCORPORATED+                                                                           158,165
          7,965   WATERS CORPORATION                                                                                        339,707
          3,796   WILLIAM DEMANT HOLDING                                                                                    280,671
          4,100   YAMATAKE CORPORATION                                                                                       97,964
          5,955   ZIMMER HOLDINGS INCORPORATED                                                                              404,940

                                                                                                                         24,721,395
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.10%
        281,100   BANGKOK CHAIN HOSPITAL PCL                                                                                 44,506
         11,570   COVENTRY HEALTH CARE INCORPORATED+                                                                        627,557

                                                                                                                            672,063
                                                                                                                    ---------------

METAL MINING - 1.05%
          5,035   ACCOR SA                                                                                                  322,206
          2,613   ALCAN INCORPORATED                                                                                        117,899
          9,360   ANGLO PLATINUM LIMITED+                                                                                 1,048,216
          8,689   ANGLOGOLD ASHANTI LIMITED+                                                                                393,673
          1,500   BARRICK GOLD CORPORATION+                                                                                  50,213
          2,585   BOLIDEN AB                                                                                                 48,512
            600   CAMECO CORPORATION                                                                                         24,558
        134,300   CHIN WELL HOLDINGS BHD                                                                                     47,065
         27,623   CIA VALE DO RIO DOCE                                                                                      597,296
          9,242   CLEVELAND CLIFFS INCORPORATED+<<                                                                          337,056
         59,030   COEUR D'ALENE MINES CORPORATION                                                                           320,533
          2,814   CUMERIO                                                                                                    59,521
          1,058   FALCONBRIDGE LIMITED                                                                                       59,465

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
METAL MINING (CONTINUED)
          1,498   FREEPORT MCMORAN COPPER & GOLD INCORPORATED CLASS B                                               $        87,199
         16,871   GOLD FIELDS LIMITED                                                                                       327,365
        103,222   GRUPO MEXICO SAB DE CV                                                                                    328,405
         25,048   HARMONY GOLD MINING COMPANY LIMITED                                                                       340,222
            300   INCO LIMITED+                                                                                              23,394
          1,710   INCO LIMITED ADR+                                                                                         133,295
         25,000   INTERNATIONAL NICKEL INDONESIA TBK                                                                         60,459
            857   IPSCO INCORPORATED+                                                                                        79,230
         12,681   KAGARA ZINC LIMITED                                                                                        50,443
         36,622   MVELAPHANDA RESOURCES LIMITED                                                                             179,938
          5,564   NEWMONT MINING CORPORATION+                                                                               285,155
         17,000   NIPPON DENKO COMPANY LIMITED                                                                               54,304
         63,897   NORTHAM PLATINUM LIMITED                                                                                  327,677
        306,000   OCEAN GRAND HOLDINGS LIMITED (a)                                                                                0
          3,400   ONOKEN COMPANY LIMITED                                                                                     44,949
          4,018   OUTOKUMPU OYJ                                                                                             102,181
          9,000   PACIFIC METALS COMPANY LIMITED                                                                             68,155
          2,534   PHELPS DODGE CORPORATION+                                                                                 226,793
        189,200   PRESS METAL BHD                                                                                            19,789
          4,319   RIO TINTO LIMITED                                                                                         240,556
          1,545   RIO TINTO PLC+                                                                                            311,240
            470   SOUTHERN COPPER CORPORATION<<                                                                              43,390
          8,294   STILLWATER MINING COMPANY+                                                                                 78,212
            300   TECK COMINCO INCORPORATED LIMITED                                                                          19,976
         89,800   TONG HERR RESOURCES BHD                                                                                    80,505
         83,084   TRANS HEX GROUP LIMITED                                                                                   123,791
         54,500   TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                      10,224
         12,386   ZINIFEX LIMITED                                                                                           112,535

                                                                                                                          7,185,595
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
        101,100   DYNASTY CERAMIC PCL                                                                                        32,014
          1,650   FLORIDA ROCK INDUSTRIES INCORPORATED                                                                       61,364
         21,227   ILUKA RESOURCES LIMITED                                                                                   118,472
          3,591   IMPALA PLATINUM HOLDINGS LIMITED                                                                          664,447
        124,000   JIANGXI COPPER COMPANY LIMITED                                                                            117,666
          6,000   SUMITOMO METAL MINING COMPANY LIMITED                                                                      84,586
          4,286   VULCAN MATERIALS COMPANY+<<                                                                               336,922
          2,350   XSTRATA PLC                                                                                               105,508

                                                                                                                          1,520,979
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.22%
         33,253   BLUESCOPE STEEL LIMITED                                                                                   172,389
          6,619   BLYTH INCORPORATED                                                                                        142,176
         13,668   CALLAWAY GOLF COMPANY                                                                                     183,288
        597,600   CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED                                                             49,177
         18,484   FKI PLC                                                                                                    34,050
         47,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED                                                                    124,189
          4,300   GLORY LIMITED                                                                                              79,850
         12,244   HASBRO INCORPORATED                                                                                       248,553
         42,000   HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                 78,953
          9,900   HITACHI MAXELL LIMITED                                                                                    124,135
      1,624,800   IDT INTERNATIONAL LIMITED                                                                                  76,255
         84,364   INDUSTRIAS CH SA                                                                                          257,585
         22,823   INDUSTRIAS PENOLES SA DE CV+                                                                              192,406
         30,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                       87,397

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (CONTINUED)
          5,582   JAKKS PACIFIC INCORPORATED                                                                        $        91,210
          2,900   JAPAN CASH MACHINE COMPANY LIMITED                                                                         45,824
         56,763   JOHNSON & JOHNSON                                                                                       3,670,296
         38,000   KAWASAKI HEAVY INDUSTRIES LIMITED                                                                         120,090
          2,100   KOSE CORPORATION+                                                                                          66,366
         32,595   MATTEL INCORPORATED                                                                                       614,090
         70,000   MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                       293,369
          7,000   NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                     169,939
          2,131   NKT HOLDING AS                                                                                            139,995
         53,000   NOBLE GROUP LIMITED                                                                                        36,372
          2,900   SANRIO COMPANY LIMITED                                                                                     36,017
         60,000   SINGAMAS CONTAINER HOLDING                                                                                 30,782
          5,823   TRELLEBORG AB CLASS B                                                                                     113,297
         27,664   TYCO INTERNATIONAL LIMITED                                                                                723,414
          1,139   WARTSILA OYJ CLASS B+                                                                                      47,075
          3,816   WESFARMERS LIMITED+                                                                                        97,865
          9,542   YANKEE CANDLE COMPANY INCORPORATED<<                                                                      246,661

                                                                                                                          8,393,065
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 1.67%
         14,900   AEON COMPANY LIMITED                                                                                      375,054
          6,027   AMAZON.COM INCORPORATED+                                                                                  185,812
          3,700   ARCS COMPANY LIMITED                                                                                       45,070
         47,777   AUSTRALIAN PHARMACEUTICAL INDUSTRIES LIMITED                                                               74,779
         11,291   BARNES & NOBLE INCORPORATED+                                                                              410,541
         30,621   BLOCKBUSTER INCORPORATED<<                                                                                122,178
         16,954   BORDERS GROUP INCORPORATED+                                                                               324,330
         52,080   COLES MYER LIMITED                                                                                        556,285
         11,927   COSTCO WHOLESALE CORPORATION                                                                              558,064
          2,400   CREDIT SAISON COMPANY LIMITED+                                                                            108,148
          3,800   CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                   42,825
         17,176   CVS CORPORATION+                                                                                          576,255
          6,688   DICK'S SPORTING GOODS INCORPORATED+                                                                       276,415
         36,000   DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                     38,281
         15,274   DILLARD'S INCORPORATED+<<                                                                                 476,243
          9,773   DOLLAR TREE STORES INCORPORATED                                                                           281,267
          3,155   EXPRESS SCRIPTS INCORPORATED+                                                                             265,272
          8,800   FUJI COMPANY LIMITED EHIME                                                                                140,326
             22   GEO COMPANY LIMITED                                                                                        40,291
        102,581   GRUPO SANBORNS SA DE CV                                                                                   241,578
          4,400   HEIWADO COMPANY LIMITED                                                                                    80,770
            900   HIKARI TSUSHIN INCORPORATED                                                                                49,678
          2,100   IZUMI COMPANY LIMITED                                                                                      77,814
         10,000   KASUMI COMPANY LIMITED                                                                                     59,031
          4,000   LIFE CORPORATION                                                                                           56,391
          6,583   LONGS DRUG STORES CORPORATION                                                                             299,066
        136,000   METRO HOLDINGS LIMITED                                                                                     66,542
         10,551   MICHAELS STORES INCORPORATED+                                                                             454,221
          9,168   MSC INDUSTRIAL DIRECT COMPANY                                                                             360,852
         10,988   NATURA COSMETICOS SA                                                                                      140,528
          5,417   NUTRI SYSTEM INCORPORATED<<                                                                               269,117
         21,568   OFFICE DEPOT INCORPORATED                                                                                 794,565
          4,000   OKUWA COMPANY LIMITED                                                                                      51,552
         63,317   ORGANIZACION SORIANA SA DE CV                                                                             301,646
         13,201   PETCO ANIMAL SUPPLIES INCORPORATED                                                                        371,608
         12,390   PETSMART INCORPORATED                                                                                     310,989

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
MISCELLANEOUS RETAIL (CONTINUED)
         49,183   RITE AID CORPORATION<<                                                                            $       213,454
            800   RYOHIN KEIKAKU COMPANY LIMITED                                                                             58,265
        152,000   SA SA INTERNATIONAL HOLDINGS LIMITED                                                                       47,297
          3,600   SHIMACHU COMPANY LIMITED                                                                                  101,503
          4,789   STAMPS.COM INCORPORATED                                                                                    91,183
         17,802   STAPLES INCORPORATED+                                                                                     401,613
         17,000   THE SEIYU LIMITED                                                                                          32,727
          8,000   UNY COMPANY LIMITED                                                                                       113,736
          7,282   VALUEVISION MEDIA INCORPORATED+                                                                            80,393
         21,886   WALGREEN COMPANY                                                                                        1,082,482
         12,480   ZALE CORPORATION+                                                                                         333,840

                                                                                                                         11,439,877
                                                                                                                    ---------------

MISCELLANEOUS SERVICES - 0.05%
          2,792   ADECCO SA                                                                                                  40,791
          3,434   DUN & BRADSTREET CORPORATION                                                                              241,445
         13,042   IFIL INVESTMENTS SPA                                                                                       79,492

                                                                                                                            361,728
                                                                                                                    ---------------

MOTION PICTURES - 0.33%
          8,644   AVID TECHNOLOGY INCORPORATED+<<                                                                           344,291
          6,482   DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+                                                            137,354
          9,771   MACROVISION CORPORATION                                                                                   227,469
         29,298   NEWS CORPORATION CLASS A                                                                                  557,541
          5,932   NEWS CORPORATION CLASS B                                                                                  117,869
         53,367   TIME WARNER INCORPORATED+                                                                                 886,960

                                                                                                                          2,271,484
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.38%
          3,947   CON-WAY INCORPORATED                                                                                      188,864
          1,018   DSV AS                                                                                                    165,051
          8,172   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                 160,580
         10,926   LANDSTAR SYSTEM INCORPORATED+<<                                                                           466,540
         17,000   NIPPON EXPRESS COMPANY LIMITED                                                                             92,244
         12,246   UNITED PARCEL SERVICE INCORPORATED CLASS B+                                                               857,832
         12,475   WERNER ENTERPRISES INCORPORATED+                                                                          231,162
         11,246   YRC WORLDWIDE INCORPORATED+                                                                               413,628

                                                                                                                          2,575,901
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.88%
          1,870   ACOM COMPANY LIMITED                                                                                       83,628
          1,650   AIFUL CORPORATION                                                                                          66,059
         20,722   AMERICAN EXPRESS COMPANY                                                                                1,088,734
          9,808   AMERICREDIT CORPORATION+                                                                                  230,390
          3,823   CAPITAL ONE FINANCIAL CORPORATION                                                                         279,461
          5,673   CAPITAL SOURCE INCORPORATED                                                                               137,854
         15,079   CIT GROUP INCORPORATED                                                                                    679,460
         10,188   COUNTRYWIDE FINANCIAL CORPORATION+                                                                        344,354
         22,050   DORAL FINANCIAL CORPORATION<<                                                                             110,471
         15,707   FANNIE MAE                                                                                                826,974
          2,292   FIRST MARBLEHEAD CORPORATION THE<<                                                                        120,330
         11,422   FREDDIE MAC                                                                                               726,439
          2,700   IBJ LEASING COMPANY LIMITED                                                                                67,158
         11,142   IRISH LIFE & PERMANENT PLC                                                                                286,918
          2,711   ORIX CORPORATION ADR                                                                                      360,156
          1,750   PROMISE COMPANY LIMITED                                                                                    78,261

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
          9,913   SLM CORPORATION                                                                                   $       481,078
          3,100   TOKYO LEASING COMPANY                                                                                      37,841
            700   UFJ CENTRAL LEASING COMPANY LIMITED                                                                        32,497
          5,000   UFJ NICOS COMPANY LIMITED                                                                                  32,753

                                                                                                                          6,070,816
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 3.52%
          7,156   ANADARKO PETROLEUM CORPORATION                                                                            335,688
          5,393   APACHE CORPORATION                                                                                        352,055
          3,299   ATWOOD OCEANICS INCORPORATED+                                                                             141,857
         18,466   BG GROUP PLC                                                                                              241,373
         23,846   BHP BILLITON LIMITED+                                                                                   1,003,917
          4,752   BJ SERVICES COMPANY                                                                                       163,041
         18,557   BP PLC                                                                                                    210,939
          8,481   CABOT OIL & GAS CORPORATION+                                                                              433,040
          3,606   CANADIAN NATURAL RESOURCES LIMITED NEW YORK SHARES                                                        189,640
            900   CANADIAN NATURAL RESOURCES LIMITED+                                                                        47,251
          9,139   CHENIERE ENERGY INCORPORATED<<                                                                            300,673
          5,803   CHESAPEAKE ENERGY CORPORATION                                                                             183,201
        790,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC)                                                          470,308
          8,379   DENBURY RESOURCES INCORPORATED                                                                            259,833
          6,405   DEVON ENERGY CORPORATION+                                                                                 400,248
          4,400   ENCANA CORPORATION                                                                                        230,888
          9,016   ENCORE ACQUISITION COMPANY+                                                                               243,883
          9,439   ENI SPA<<                                                                                                 577,289
         10,203   ENSCO INTERNATIONAL INCORPORATED                                                                          455,972
          4,448   EOG RESOURCES INCORPORATED                                                                                288,319
          9,500   FOREST OIL CORPORATION<<                                                                                  321,765
         16,930   GLOBAL INDUSTRIES LIMITED                                                                                 303,386
          3,626   GLOBASANTAFE CORPORATION+                                                                                 178,472
         39,055   GREY WOLF INCORPORATED                                                                                    285,492
         17,548   HALLIBURTON COMPANY                                                                                       572,416
         16,449   HANOVER COMPRESSOR COMPANY+                                                                               309,570
         12,135   HELIX ENERGY SOLUTIONS GROUP INCORPORATED<<                                                               466,712
          5,192   HELMERICH & PAYNE INCORPORATED                                                                            127,360
          4,955   HOUSTON EXPLORATION COMPANY                                                                               317,863
        174,000   MEDCO ENERGI INTERNASIONAL TBK PT+                                                                         68,858
          1,852   MOL HUNGARIAN OIL & GAS PLC+                                                                              187,635
         21,299   NABORS INDUSTRIES LIMITED+                                                                                700,311
         14,739   NEWPARK RESOURCES INCORPORATED+                                                                            81,654
          1,374   NEXEN INCORPORATED+                                                                                        80,214
            400   NEXEN INCORPORATED+                                                                                        23,302
         13,500   NIPPON MINING HOLDINGS INCORPORATED                                                                        98,897
         23,000   NIPPON OIL CORPORATION                                                                                    174,760
          9,202   NOBLE CORPORATION                                                                                         601,719
         14,153   NOBLE ENERGY INCORPORATED                                                                                 699,441
          2,950   NORSK HYDRO ASA+                                                                                           76,060
         13,262   OCCIDENTAL PETROLEUM CORPORATION                                                                          676,229
          8,496   OCEANEERING INTERNATIONAL INCORPORATED                                                                    305,601
         54,013   ORIGIN ENERGY LIMITED                                                                                     275,063
         19,860   PARKER DRILLING COMPANY+                                                                                  141,006
         11,770   PATTERSON-UTI ENERGY INCORPORATED                                                                         322,498
            900   PETRO-CANADA                                                                                               38,433
        848,000   PETROCHINA COMPANY LIMITED                                                                                956,245
         43,481   PETROLEO BRASILEIRO SA                                                                                    976,497
          5,004   PLAINS EXPLORATION & PRODUCTION COMPANY                                                                   220,226

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
OIL & GAS EXTRACTION (CONTINUED)
          4,473   POGO PRODUCING COMPANY                                                                            $       198,646
         10,360   PRIDE INTERNATIONAL INCORPORATED                                                                          268,635
         79,100   PTT PCL                                                                                                   496,743
         76,500   PTT EXPLORATION & PRODUCTION PCL                                                                          217,815
          3,483   QUICKSILVER RESOURCES INCORPORATED+                                                                       131,030
          8,537   RANGE RESOURCES CORPORATION+                                                                              238,865
          6,651   ROWAN COMPANIES INCORPORATED                                                                              227,464
         13,185   SANTOS LIMITED                                                                                            112,647
         20,000   SCHLUMBERGER LIMITED                                                                                    1,226,000
          3,103   SEACOR HOLDINGS INCORPORATED                                                                              270,054
         11,756   SOUTHWESTERN ENERGY COMPANY                                                                               403,819
          9,739   ST MARY LAND & EXPLORATION COMPANY                                                                        397,351
          5,275   STONE ENERGY CORPORATION+                                                                                 232,997
          1,900   TALISMAN ENERGY INCORPORATED+                                                                              33,348
         10,484   TETRA TECHNOLOGIES INCORPORATED+                                                                          291,560
         10,366   TODCO                                                                                                     383,853
         17,037   TOTAL SA ADR                                                                                            1,148,805
          5,330   TRANSOCEAN INCORPORATED+                                                                                  355,778
          7,930   UNIT CORPORATION                                                                                          417,990
          5,683   VERITAS DGC INCORPORATED                                                                                  338,536
          5,466   WEATHERFORD INTERNATIONAL LIMITED+                                                                        235,038
          4,667   WOODSIDE PETROLEUM LIMITED                                                                                150,583
          6,751   XTO ENERGY INCORPORATED                                                                                   308,993

                                                                                                                         24,203,650
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.37%
          8,092   BEMIS COMPANY INCORPORATED+                                                                               261,372
          4,616   KIMBERLY-CLARK CORPORATION                                                                                293,116
          9,658   MEADWESTVACO CORPORATION+                                                                                 246,762
          7,089   OFFICEMAX INCORPORATED                                                                                    294,406
         25,716   PACTIV CORPORATION                                                                                        687,389
          5,796   POTLATCH CORPORATION                                                                                      222,045
          8,799   SAPPI LIMITED+                                                                                            111,893
          7,730   SONOCO PRODUCTS COMPANY                                                                                   258,800
          4,329   TEMPLE-INLAND INCORPORATED+                                                                               192,727

                                                                                                                          2,568,510
                                                                                                                    ---------------

PERSONAL SERVICES - 0.26%
          8,298   CINTAS CORPORATION                                                                                        307,275
          1,879   G&K SERVICES INCORPORATED CLASS A                                                                          62,345
         23,811   H&R BLOCK INCORPORATED+                                                                                   500,745
          7,020   REGIS CORPORATION                                                                                         257,564
         62,083   SERVICE CORPORATION INTERNATIONAL U.S.                                                                    521,497
          3,038   WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                              128,993

                                                                                                                          1,778,419
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.23%
          5,130   ASHLAND INCORPORATED                                                                                      323,908
         22,516   BP PLC ADR                                                                                              1,532,214
         33,166   CHEVRON CORPORATION                                                                                     2,135,890
        340,000   CNOOC LIMITED+                                                                                            297,277
         23,330   CONOCOPHILLIPS+                                                                                         1,479,822
          2,511   ELKCORP+                                                                                                   70,735
         85,455   EXXON MOBIL CORPORATION+                                                                                5,782,740
          6,889   HEADWATERS INCORPORATED                                                                                   152,385
          3,951   HESS CORPORATION+                                                                                         180,877

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (CONTINUED)
            400   IMPERIAL OIL LIMITED+                                                                             $        15,051
             14   INPEX HOLDINGS INCORPORATED                                                                               124,026
          5,613   MARATHON OIL CORPORATION                                                                                  468,686
         12,611   ROYAL DUTCH SHELL PLC ADR CLASS A                                                                         869,402
          8,277   ROYAL DUTCH SHELL PLC ADR CLASS B                                                                         592,302
          2,600   STATOIL ASA                                                                                                70,120
            700   SUNCOR ENERGY INCORPORATED                                                                                 54,243
          2,695   SUNCOR ENERGY INCORPORATED+                                                                               209,078
          5,372   TESORO CORPORATION                                                                                        347,085
         85,700   THAI OIL PCL+                                                                                             139,109
          8,051   VALERO ENERGY CORPORATION                                                                                 462,127

                                                                                                                         15,307,077
                                                                                                                    ---------------

PHARMACEUTICALS - 0.01%
         13,345   SAVIENT PHARMACEUTICALS INCORPORATED                                                                       86,476
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.03%
         65,808   GASNET AUSTRALIA GROUP                                                                                    154,753
            900   TRANSCANADA CORPORATION                                                                                    29,264

                                                                                                                            184,017
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 1.99%
          4,000   ACESITA SA                                                                                                 73,321
         14,000   AICHI STEEL CORPORATION                                                                                   106,376
         23,345   AK STEEL HOLDING CORPORATION+<<                                                                           294,380
            600   ALCAN INCORPORATED                                                                                         26,985
         10,465   ALCOA INCORPORATED                                                                                        299,194
          6,616   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       379,428
        142,000   ALUMINUM CORPORATION OF CHINA LIMITED                                                                     101,334
        110,000   ANGANG NEW STEEL COMPANY LIMITED                                                                           90,379
         15,347   ARCELOR BRASIL SA                                                                                         266,998
          7,168   BELDEN CDT INCORPORATED                                                                                   256,184
          4,440   CARPENTER TECHNOLOGY CORPORATION                                                                          425,530
          4,896   CHAPARRAL STEEL COMPANY+                                                                                  349,672
        336,000   CHINA ORIENTAL GROUP COMPANY LIMITED                                                                       69,125
        276,000   CHONGQING IRON & STEEL COMPANY LIMITED                                                                     56,781
          2,600   CHUBU STEEL PLATE COMPANY LIMITED                                                                          30,962
          9,655   CIA SIDERURGICA NACIONAL SA                                                                               284,606
         11,408   COMMSCOPE INCORPORATED+                                                                                   333,228
         11,287   GENERAL CABLE CORPORATION                                                                                 434,888
         21,519   GERDAU SA+                                                                                                315,257
          8,000   GODO STEEL LIMITED+                                                                                        45,726
         18,000   HITACHI METALS LIMITED                                                                                    179,088
          7,654   HUBBELL INCORPORATED CLASS B                                                                              355,911
         13,600   JFE HOLDINGS INCORPORATED+                                                                                553,754
          5,773   KUBOTA CORPORATION+                                                                                       236,808
         25,969   KUMBA RESOURCES LIMITED                                                                                   523,591
         24,000   KURIMOTO LIMITED                                                                                           64,398
          5,344   LONE STAR TECHNOLOGIES INCORPORATED                                                                       242,244
        248,000   MAANSHAN IRON & STEEL                                                                                      77,169
          1,700   MARUICHI STEEL TUBE LIMITED                                                                                39,823
          2,901   MATTHEWS INTERNATIONAL CORPORATION                                                                        103,276
          6,355   MAVERICK TUBE CORPORATION+                                                                                408,436
          5,582   METALURGICA GERDAU SA                                                                                      91,384
      2,283,900   MILLENNIUM STEEL PCL                                                                                       55,912
        128,000   MINMETALS RESOURCES LIMITED                                                                                36,702

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
PRIMARY METAL INDUSTRIES (CONTINUED)
         10,000   MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                    $        54,517
          9,304   MITTAL STEEL COMPANY NV                                                                                   310,511
          1,329   MITTAL STEEL COMPANY NV+                                                                                   44,337
         41,771   MITTAL STEEL SOUTH AFRICA LIMITED                                                                         441,736
          9,690   MUELLER INDUSTRIES INCORPORATED                                                                           371,321
         14,000   NAKAYAMA STEEL WORKS LIMITED                                                                               54,023
      5,418,300   NAKORNTHAI STRIP MILL PCL                                                                                  51,905
         19,000   NIPPON METAL INDUSTRY COMPANY LIMITED                                                                      42,566
        121,000   NIPPON STEEL CORPORATION                                                                                  505,047
         15,000   NSK LIMITED                                                                                               119,980
          5,874   NUCOR CORPORATION                                                                                         287,062
         53,825   ONESTEEL LIMITED+                                                                                         175,066
          6,865   OREGON STEEL MILLS INCORPORATED<<                                                                         330,687
          9,460   PRECISION CASTPARTS CORPORATION                                                                           552,842
          8,922   QUANEX CORPORATION+                                                                                       306,292
          3,252   RAUTARUUKKI OYJ                                                                                            94,991
          3,677   RTI INTERNATIONAL METALS INCORPORATED                                                                     159,471
      2,402,100   SAHAVIRIYA STEEL INDUSTRIES PCL                                                                            76,704
          9,000   SANYO SPECIAL STEEL COMPANY LIMITED                                                                        74,211
        121,039   SMORGON STEEL GROUP LIMITED                                                                               162,647
          9,839   STEEL DYNAMICS INCORPORATED                                                                               519,401
          2,611   TEXAS INDUSTRIES INCORPORATED<<                                                                           122,560
          7,154   THYSSENKRUPP AG                                                                                           243,615
          4,000   TOPY INDUSTRIES LIMITED                                                                                    15,844
          9,244   UNITED STATES STEEL CORPORATION+                                                                          537,723
          4,080   USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                    147,462
         21,006   WORTHINGTON INDUSTRIES                                                                                    401,425
          5,300   YAMATO KOGYO COMPANY LIMITED                                                                              120,993
         29,000   YODOGAWA STEEL WORKS LIMITED                                                                              155,381

                                                                                                                         13,689,170
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.46%
          9,432   AMERICAN GREETINGS CORPORATION CLASS A                                                                    231,273
          2,360   BANTA CORPORATION                                                                                         111,038
         14,073   BRAMBLES INDUSTRIES LIMITED                                                                               128,399
          5,781   EW SCRIPPS COMPANY CLASS A+                                                                               262,862
          1,718   GANNETT COMPANY INCORPORATED+                                                                              97,668
          3,604   JOHN WILEY & SONS INCORPORATED                                                                            124,338
          4,000   KOMORI CORPORATION                                                                                         81,946
          6,800   MCCLATCHY COMPANY CLASS A+                                                                                275,876
          3,714   MCGRAW-HILL COMPANIES INCORPORATED                                                                        207,650
          3,494   MEREDITH CORPORATION                                                                                      165,406
         15,413   NASPERS LIMITED                                                                                           265,962
          5,368   NEW YORK TIMES COMPANY CLASS A                                                                            120,887
          7,678   PRESSTEK INCORPORATED                                                                                      63,036
          1,183   RH DONNELLEY CORPORATION                                                                                   64,261
         15,529   RR DONNELLEY & SONS COMPANY+                                                                              503,450
          6,400   VIACOM INCORPORATED CLASS B+                                                                              232,320
            298   WASHINGTON POST COMPANY CLASS B                                                                           228,795

                                                                                                                          3,165,167
                                                                                                                    ---------------

PROPERTIES - 0.12%
         63,976   MACQUARIE GOODMAN GROUP                                                                                   309,681
         35,323   WESTFIELD GROUP                                                                                           492,725

                                                                                                                            802,406
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
RAILROAD TRANSPORTATION - 0.35%
            900   CANADIAN NATIONAL RAILWAY COMPANY                                                                 $        38,392
             38   CENTRAL JAPAN RAILWAY COMPANY                                                                             411,091
             73   EAST JAPAN RAILWAY COMPANY                                                                                539,129
        170,000   GUANGSHEN RAILWAY COMPANY LIMITED                                                                          69,292
         16,000   HANKYU HOLDINGS INCORPORATED                                                                               85,591
         15,122   KANSAS CITY SOUTHERN                                                                                      398,465
         27,000   KINTETSU CORPORATION                                                                                       87,167
         92,500   MTR CORPORATION LIMITED                                                                                   236,446
          4,955   UNION PACIFIC CORPORATION                                                                                 398,134
             39   WEST JAPAN RAILWAY COMPANY                                                                                166,438

                                                                                                                          2,430,145
                                                                                                                    ---------------

REAL ESTATE - 0.80%
      1,127,500   ASIAN PAC HOLDINGS BHD                                                                                     41,351
        102,100   BANDAR RAYA DEVELOPMENTS BHD                                                                               29,956
         78,802   BUNNINGS WAREHOUSE PROPERTY TRUST                                                                         125,745
         10,564   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              242,972
         50,710   CENTRO PROPERTIES GROUP                                                                                   296,572
         46,238   CFS RETAIL PROPERTY TRUST                                                                                  67,075
         19,000   CHEUNG KONG HOLDINGS LIMITED                                                                              209,856
        114,317   COMMONWEALTH PROPERTY OFFICE FUND                                                                         123,939
          3,618   CYRELA BRAZIL REALTY SA                                                                                    62,859
          2,300   DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                  119,511
        189,227   DB RREEF TRUST                                                                                            226,103
        494,133   ERAWAN GROUP PCL+                                                                                          53,910
          2,365   FOREST CITY ENTERPRISES INCORPORATED+                                                                     127,190
        273,900   GOLDEN LAND PROPERTY PCL                                                                                   46,282
         73,270   GPT GROUP                                                                                                 255,653
         30,000   HOPEWELL HOLDINGS                                                                                          85,634
        123,889   ING INDUSTRIAL FUND                                                                                       214,717
         24,574   ING OFFICE FUND                                                                                            27,674
         90,407   INVESTA PROPERTY GROUP                                                                                    163,591
          5,567   JONES LANG LASALLE INCORPORATED                                                                           463,508
          1,300   LEOPALACE21 CORPORATION                                                                                    46,067
        119,205   MACQUAIRE OFFICE TRUST                                                                                    130,148
         30,785   MACQUARIE COUNTRYWIDE TRUST                                                                                45,481
        227,541   MACQUARIE PROLOGIS TRUST                                                                                  206,736
         40,689   MIRVAC GROUP                                                                                              141,972
         18,000   MITSUBISHI ESTATE COMPANY LIMITED                                                                         387,921
         10,000   MITSUI FUDOSAN COMPANY LIMITED                                                                            224,030
         10,927   NEW CENTURY FINANCIAL CORPORATION<<                                                                       422,984
          8,595   PHH CORPORATION+                                                                                          215,820
          2,575   REALOGY CORPORATION                                                                                        55,105
         17,491   STEWART ENTERPRISES INCORPORATED+                                                                         101,098
         34,070   STOCKLAND                                                                                                 188,330
          5,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                             147,366
          3,955   THE ST JOE COMPANY+<<                                                                                     201,547

                                                                                                                          5,498,703
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.07%
          5,998   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                 253,835
          5,868   WASHINGTON REAL ESTATE INVESTMENT TRUST+                                                                  238,358

                                                                                                                            492,193
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
RETAIL DEPARTMENT STORES - 0.08%
          3,200   EDION CORPORATION                                                                                 $        56,970
        269,700   HOME PRODUCT CENTER PCL                                                                                    59,208
          9,842   MEN'S WEARHOUSE INCORPORATED<<                                                                            348,899
         14,500   PARKSON RETAIL GROUP LIMITED                                                                               48,475
        188,400   ROBINSON DEPARTMENT STORE PCL                                                                              56,650

                                                                                                                            570,202
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.38%
          4,833   A SCHULMAN INCORPORATED                                                                                   114,010
         21,000   BANDO CHEMICAL INDUSTRIES LIMITED                                                                          93,019
          7,323   BRIDGESTONE CORPORATION                                                                                   312,188
          2,647   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                   179,734
          1,264   CONTINENTAL AG                                                                                            135,217
         15,867   COOPER TIRE & RUBBER COMPANY+                                                                             155,973
         34,842   GOODYEAR TIRE & RUBBER COMPANY+<<                                                                         473,851
         10,657   INTERTAPE POLYMER GROUP INCORPORATED+                                                                      73,214
          9,588   JARDEN CORPORATION<<                                                                                      281,120
          5,115   SEALED AIR CORPORATION+                                                                                   265,315
         10,639   TUPPERWARE BRANDS CORPORATION                                                                             191,608
        340,000   YANZHOU COAL MINING COMPANY LIMITED                                                                       240,008
         15,000   YOKOHAMA RUBBER COMPANY LIMITED                                                                            68,487

                                                                                                                          2,583,744
                                                                                                                    ---------------

SCHOOLS - 0.01%
          8,471   ABC LEARNING+                                                                                              41,975
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.82%
          5,335   AG EDWARDS INCORPORATED+                                                                                  281,795
          4,333   ALLCO FINANCE GROUP LIMITED                                                                                37,714
          4,726   AMVESCAP PLC ADR                                                                                           98,679
          2,103   BEAR STEARNS COMPANIES INCORPORATED+                                                                      274,126
          1,211   BLACKROCK INCORPORATED NEW YORK SHARES                                                                    157,612
         18,090   CHARLES SCHWAB CORPORATION+                                                                               295,048
            564   CHICAGO MERCANTILE EXCHANGE+                                                                              248,160
          9,953   CREDIT SUISSE GROUP+                                                                                      556,373
         28,779   E*TRADE FINANCIAL CORPORATION                                                                             678,897
          7,692   EATON VANCE CORPORATION+                                                                                  204,530
          7,584   FEDERATED INVESTORS INCORPORATED CLASS B                                                                  253,912
          3,440   FRANKLIN RESOURCES INCORPORATED                                                                           338,530
         11,116   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A+<<                                                     91,707
          4,943   GOLDMAN SACHS GROUP INCORPORATED+                                                                         734,777
        139,056   GRUPO FINANCIERO BANORTE SA DE CV                                                                         406,989
        263,990   GRUPO FINANCIERO INBURSA SA                                                                               422,125
         18,000   GUOCO GROUP LIMITED                                                                                       219,988
          7,744   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                 357,850
          5,928   JEFFERIES GROUP INCORPORATED                                                                              147,726
         86,600   KIM ENG SECURITIES THAILAND PCL+                                                                           46,319
          4,103   KINNEVIK INVESTMENT AB                                                                                     47,135
         20,517   KNIGHT CAPITAL GROUP INCORPORATED+                                                                        358,227
         11,667   LABRANCHE & COMPANY INCORPORATED+<<                                                                        96,836
          6,073   LAZARD LIMITED+                                                                                           228,648
          2,173   LEGG MASON INCORPORATED                                                                                   198,308
          8,277   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     528,155
         12,742   MERRILL LYNCH & COMPANY INCORPORATED                                                                      936,919
          3,000   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                  40,249
         13,852   MORGAN STANLEY                                                                                            911,323

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (CONTINUED)
          6,895   NASDAQ STOCK MARKET INCORPORATED                                                                  $       196,576
         30,500   NOMURA HOLDINGS INCORPORATED                                                                              587,125
          4,063   SEI INVESTMENTS COMPANY                                                                                   207,376
         30,000   SUMITOMO CORPORATION                                                                                      405,554
          2,695   SWS GROUP INCORPORATED                                                                                     66,297
         16,958   T ROWE PRICE GROUP INCORPORATED+                                                                          747,169
        411,900   TA ENTERPRISES BHD                                                                                         76,651
          5,425   TD AMERITRADE HOLDING CORPORATION                                                                          95,046
         14,620   UBS AG+                                                                                                   827,301
          3,979   WADDELL & REED FINANCIAL INCORPORATED                                                                      92,392

                                                                                                                         12,500,144
                                                                                                                    ---------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.05%
          5,852   ASML HOLDING NV                                                                                           127,904
          5,427   CABOT MICROELECTRONICS CORPORATION+                                                                       170,625
          2,718   TUNDRA SEMICONDUCTOR                                                                                       32,290

                                                                                                                            330,819
                                                                                                                    ---------------

SOCIAL SERVICES - 0.05%
          8,824   ABB LIMITED ADR                                                                                           117,712
         39,128   TRANSURBAN GROUP                                                                                          208,821

                                                                                                                            326,533
                                                                                                                    ---------------

STEEL PRODUCERS, PRODUCTS - 0.06%
      3,236,500   G STEEL PCL                                                                                                86,984
        191,700   MELEWAR INDUSTRIAL GROUP BHD+                                                                              51,557
        279,700   ORNASTEEL HOLDINGS BHD                                                                                     63,827
          1,009   SALZGITTER AG                                                                                              90,397
      3,799,300   THAINOX STAINLESS PCL+                                                                                    116,264

                                                                                                                            409,029
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.61%
        290,966   CEMEX SAB DE CV                                                                                           838,267
          4,000   CHOFU SEISAKUSHO COMPANY LIMITED+                                                                          88,079
          5,200   CLEANUP CORPORATION                                                                                        42,080
          2,243   COMPAGNIE DE SAINT-GOBAIN                                                                                 166,526
        112,130   CONSOL LIMITED                                                                                            239,335
         26,976   CORNING INCORPORATED                                                                                      599,946
         14,598   CRH PLC                                                                                                   506,268
          7,742   EAGLE MATERIALS INCORPORATED+                                                                             277,551
         51,317   GRUPO CEMENTOS DE CHIHUAHUA SA DE CV                                                                      184,428
          1,174   HANSON PLC                                                                                                 73,962
         69,100   KIAN JOO CAN FACTORY BHD                                                                                   45,241
          2,000   NIHON YAMAMURA GLASS COMPANY LIMITED                                                                        6,133
         17,279   OWENS-ILLINOIS INCORPORATED                                                                               261,950
         17,662   REXAM PLC                                                                                                 182,606
         44,300   SIAM CEMENT PCL                                                                                           256,982
          3,500   TOYO SEIKAN KAISHA LIMITED                                                                                 71,255
        105,500   UNITED TRACTORS TBK PT                                                                                     66,684
          4,366   USG CORPORATION+                                                                                          222,666
        331,800   VANACHAI GROUP PCL                                                                                         38,848

                                                                                                                          4,168,807
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
TELECOMMUNICATIONS - 0.03%
          3,084   FIRST QUANTUM MINERALS LIMITED+                                                                   $       185,348
         23,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                        40,575

                                                                                                                            225,923
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS - 0.16%
          6,131   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                  214,095
         11,176   INTERFACE INCORPORATED+                                                                                   142,047
          5,046   MOHAWK INDUSTRIES INCORPORATED<<                                                                          357,660
         13,000   TORAY INDUSTRIES INCORPORATED                                                                             103,650
         11,875   WOLVERINE WORLD WIDE INCORPORATED                                                                         299,606

                                                                                                                          1,117,058
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.67%
         28,249   ALTRIA GROUP INCORPORATED                                                                               2,359,639
         13,015   BRITISH AMERICAN TOBACCO PLC                                                                              356,847
          6,305   IMPERIAL TOBACCO GROUP PLC                                                                                217,290
             44   JAPAN TOBACCO INCORPORATED                                                                                167,537
          5,682   LOEWS CORPORATION CAROLINA GROUP                                                                          325,351
          1,712   REYNOLDS AMERICAN INCORPORATED                                                                            111,400
        625,000   TELEKOMUNIKASI INDONESIA TBK PT                                                                           542,761
          9,464   UST INCORPORATED<<                                                                                        500,267

                                                                                                                          4,581,092
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.38%
         18,555   AIRTRAN HOLDINGS INCORPORATED+                                                                            212,455
         32,900   ALITALIA SPA+                                                                                              40,148
         27,779   BAE SYSTEMS PLC                                                                                           195,966
          6,732   BRITISH AIRWAYS PLC+                                                                                       52,650
         17,589   CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                                441,308
          5,335   EGL INCORPORATED+                                                                                         163,091
          4,953   FEDEX CORPORATION                                                                                         500,402
          2,399   GOL LINHAS AEREAS INTELIGENTES SA+                                                                         83,394
          4,825   JAPAN AIRLINES CORPORATION+                                                                                45,870
         13,415   JETBLUE AIRWAYS CORPORATION<<                                                                             137,370
        110,700   MALAYSIAN AIRLINE SYSTEM BHD                                                                               90,822
         32,372   QANTAS AIRWAYS LIMITED+                                                                                    85,023
         15,926   RYANAIR HOLDINGS PLC                                                                                      153,027
          2,122   TAM SA+                                                                                                    65,323
         76,300   THAI AIRWAYS INTERNATIONAL COMPANY LIMITED                                                                 89,335
          4,845   TUI AG                                                                                                     94,597
          3,473   US AIRWAYS GROUP INCORPORATED+                                                                            146,734

                                                                                                                          2,597,515
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.89%
        123,000   AAPICO HITECH PCL                                                                                          43,858
          5,900   AISIN SEIKI COMPANY LIMITED+                                                                              178,917
         10,567   AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                    176,363
         15,578   ARVIN INDUSTRIES INCORPORATED                                                                             231,333
         10,201   BOEING COMPANY                                                                                            764,055
          8,000   BOSCH CORPORATION                                                                                          40,888
          7,541   BRUNSWICK CORPORATION+                                                                                    216,427
          7,000   CALSONIC KANSEI CORPORATION                                                                                41,561
         13,619   CLARCOR INCORPORATED                                                                                      407,889
         25,053   COATES HIRE LIMITED                                                                                       112,472
          4,991   DAIMLERCHRYSLER AG+                                                                                       263,441
         12,700   DENSO CORPORATION                                                                                         442,463

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
         19,979   GENUINE PARTS COMPANY                                                                             $       825,732
            115   GEORG FISCHER AG+                                                                                          54,143
         29,170   GUD HOLDINGS LIMITED                                                                                      157,458
          5,283   HARLEY-DAVIDSON INCORPORATED                                                                              309,108
          3,869   HARSCO CORPORATION                                                                                        307,818
         16,000   HINO MOTORS LIMITED                                                                                        86,137
         22,000   HONDA MOTOR COMPANY LIMITED                                                                               747,732
          7,025   HONDA MOTOR COMPANY LIMITED ADR                                                                           238,007
          9,943   HONEYWELL INTERNATIONAL INCORPORATED                                                                      384,993
         17,384   ITT CORPORATION                                                                                           850,947
          5,000   JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                70,190
          4,862   JOHNSON CONTROLS INCORPORATED                                                                             349,724
          8,500   JTEKT CORPORATION                                                                                         169,428
          2,100   KEIHIN CORPORATION                                                                                         44,452
          4,000   KOITO MANUFACTURING COMPANY LIMITED                                                                        52,404
         16,084   LEAR CORPORATION                                                                                          327,149
          5,980   LOCKHEED MARTIN CORPORATION                                                                               493,948
          1,062   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                   76,411
         41,132   MARCOPOLO SA                                                                                               78,657
         24,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                          73,393
          6,680   NAVISTAR INTERNATIONAL CORPORATION+                                                                       153,239
          5,000   NGK SPARK PLUG COMPANY LIMITED                                                                            101,793
          6,000   NHK SPRING COMPANY LIMITED                                                                                 66,749
         10,000   NISSAN DIESEL MOTOR COMPANY LIMITED                                                                        40,632
          6,000   NISSAN SHATAI COMPANY LIMITED                                                                              33,528
          3,300   NOK CORPORATION                                                                                            86,579
          4,197   NORTHROP GRUMMAN CORPORATION+                                                                             280,402
          6,838   OSHKOSH TRUCK CORPORATION                                                                                 353,525
          7,401   POLARIS INDUSTRIES INCORPORATED+                                                                          281,978
          5,430   SCANIA AB CLASS B                                                                                         257,758
         86,000   SEMBCORP MARINE LIMITED                                                                                   189,077
         11,000   SHINMAYWA INDUSTRIES LTD.+                                                                                 53,597
          6,900   SUMITOMO RUBBER INDUSTRIES                                                                                 73,470
          7,359   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                          124,441
          1,032   TEXTRON INCORPORATED+                                                                                      86,544
         13,600   THAI STANLEY ELECTRIC PCL                                                                                  52,475
          2,400   TOYODA GOSEI COMPANY LIMITED                                                                               51,110
          5,200   TOYOTA AUTO BODY COMPANY LIMITED                                                                           90,140
          4,300   TOYOTA BOSHOKU CORPORATION                                                                                 73,257
          7,300   TOYOTA INDUSTRIES CORPORATION                                                                             304,076
          8,607   TOYOTA MOTOR CORPORATION+                                                                                 932,482
          2,740   VALEO SA                                                                                                  100,255
          6,316   VOLVO AB CLASS B                                                                                          359,082
          7,922   WABASH NATIONAL CORPORATION                                                                               109,244
          2,900   YAMAHA MOTOR COMPANY LIMITED                                                                               77,320

                                                                                                                         12,950,251
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.33%
          3,031   CANADIAN NATIONAL RAILWAY COMPANY                                                                         129,606
         10,856   CH ROBINSON WORLDWIDE INCORPORATED                                                                        497,422
        108,000   COMFORTDELGRO CORPORATION LIMITED                                                                         102,939
         14,684   EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED+                                                         585,451
          6,783   SABRE HOLDINGS CORPORATION                                                                                148,683
         82,000   SBS TRANSIT LIMITED                                                                                       112,025
         35,461   SYDNEY ROADS GROUP                                                                                         28,022
         16,000   TOKYU CORPORATION                                                                                         106,444

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
TRANSPORTATION SERVICES (CONTINUED)
         14,042   TOLL HOLDINGS LIMITED                                                                             $       153,204
         34,400   TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                  174,051
          4,323   UTI WORLDWIDE INCORPORATED                                                                                 99,645
          7,000   YAMATO HOLDINGS COMPANY LIMITED                                                                           109,000

                                                                                                                          2,246,492
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.26%
          4,833   ALEXANDER & BALDWIN INCORPORATED                                                                          211,975
          2,247   CARNIVAL PLC                                                                                               96,936
          1,287   DS TORM AS                                                                                                 67,308
          5,551   GENERAL MARITIME CORPORATION                                                                              208,496
         61,000   JAYA HOLDINGS LIMITED                                                                                      53,490
         35,200   MISC BHD                                                                                                   80,804
         14,000   MITSUI OSK LINES LIMITED                                                                                  106,734
         12,000   NIPPON YUSEN KABUSHIKI KAISHA                                                                              74,313
         14,404   OMI CORPORATION                                                                                           324,378
         73,800   REGIONAL CONTAINER LINES PCL                                                                               39,473
         11,216   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                         409,160
        366,600   SCOMI MARINE BHD+                                                                                          95,609
         74,400   THORESEN THAI AGENCIES PCL                                                                                 47,515

                                                                                                                          1,816,191
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.12%
         36,072   ALFA SA DE CV                                                                                             175,188
          1,000   ALFRESA HOLDINGS CORPORATION                                                                               67,294
         17,529   AMERISOURCEBERGEN CORPORATION                                                                             774,081
          8,703   CARDINAL HEALTH INCORPORATED+                                                                             586,756
         52,114   CORPORATION GEO SA DE CV                                                                                  210,119
         10,209   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                               337,203
         32,500   ESPRIT HOLDINGS LIMITED                                                                                   270,372
         63,609   FYFFES PLC                                                                                                133,648
          5,097   HAIN CELESTIAL GROUP INCORPORATED                                                                         120,034
          8,039   HENRY SCHEIN INCORPORATED                                                                                 400,905
          2,500   HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                      66,016
        172,900   IT CITY PCL                                                                                                39,107
         33,000   ITOCHU CORPORATION                                                                                        276,886
          8,000   JARDINE CYCLE & CARRIAGE LIMITED                                                                           56,934
         86,000   LI & FUNG LIMITED+                                                                                        204,571
          7,042   MCKESSON CORPORATION                                                                                      357,734
          1,552   MEDA AB                                                                                                    31,803
          6,581   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      417,038
          4,900   MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                    91,201
          3,100   NIKE INCORPORATED CLASS B                                                                                 250,356
         13,462   NU SKIN ENTERPRISES INCORPORATED                                                                          233,162
          1,000   SANKYO COMPANY LIMITED                                                                                     54,091
          4,000   SATORI ELECTRIC COMPANY LIMITED                                                                            59,253
          9,457   SMURFIT-STONE CONTAINER CORPORATION                                                                       107,715
         12,000   SOJITZ CORPORATION                                                                                         42,319
         19,036   SUPERVALU INCORPORATED                                                                                    543,668
         19,248   SYSCO CORPORATION                                                                                         604,195
          6,847   TRACTOR SUPPLY COMPANY+<<                                                                                 291,545
         23,861   UNILEVER NV                                                                                               568,846
          4,086   UNITED STATIONERS INCORPORATED+                                                                           187,261
          5,651   WOLSELEY PLC                                                                                              123,199

                                                                                                                          7,682,500
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
WHOLESALE TRADE-DURABLE GOODS - 1.34%
          1,800   ABC-MART INCORPORATED                                                                             $        42,319
          5,023   ADESA INCORPORATED                                                                                        110,958
          1,770   ALESCO CORPORATION LIMITED                                                                                 12,230
         11,663   ARROW ELECTRONICS INCORPORATED+                                                                           325,398
         13,584   AVNET INCORPORATED+                                                                                       265,703
          5,200   CANON MARKETING JAPAN INCORPORATED                                                                        123,361
          8,974   CYTYC CORPORATION                                                                                         214,389
        255,000   DIGITAL CHINA HOLDINGS LIMITED                                                                             88,855
          5,900   DODWELL BMS LIMITED                                                                                        37,040
          3,100   FUJI ELECTRONICS COMPANY LIMITED                                                                           47,004
          4,800   HAKUTO COMPANY LIMITED                                                                                     68,691
         12,000   HANWA COMPANY LIMITED                                                                                      45,692
         19,733   IKON OFFICE SOLUTIONS INCORPORATED+                                                                       281,195
          2,200   IMPACT 21 COMPANY LIMITED                                                                                  40,385
          2,200   INABA DENKI SANGYO COMPANY LIMITED+                                                                        69,901
         14,876   INGRAM MICRO INCORPORATED                                                                                 267,768
         11,731   INSIGHT ENTERPRISES INCORPORATED+                                                                         211,275
          9,000   JFE SHOJI HOLDINGS INCORPORATED                                                                            40,172
          3,800   KAGA ELECTRONICS COMPANY LIMITED                                                                           77,039
          7,416   KAMAN CORPORATION                                                                                         132,821
          3,500   KATO SANGYO COMPANY LIMITED                                                                                50,684
          3,100   KURODA ELECTRIC COMPANY LIMITED                                                                            33,404
          3,430   KYOCERA CORPORATION+                                                                                      295,838
          1,300   MACNICA INCORPORATED                                                                                       36,211
          1,972   MARTIN MARIETTA MATERIALS INCORPORATED+                                                                   162,414
         48,532   METCASH LIMITED                                                                                           157,480
         15,778   MITSUBISHI CORPORATION                                                                                    643,039
          1,856   MITSUI & COMPANY LIMITED                                                                                  527,215
          6,000   NAGASE & COMPANY LIMITED                                                                                   74,978
          9,328   OMNICARE INCORPORATED                                                                                     422,652
         10,547   OWENS & MINOR INCORPORATED+                                                                               339,297
         12,598   PATTERSON COMPANIES INCORPORATED                                                                          388,270
          8,652   POOL CORPORATION                                                                                          329,382
          6,532   RELIANCE STEEL & ALUMINUM COMPANY+                                                                        214,054
         48,719   REPCO CORPORATION LIMITED                                                                                  44,264
          7,114   RYERSON INCORPORATED+                                                                                     150,675
          3,400   RYOSHOKU LIMITED+                                                                                          86,017
          9,300   RYOYO ELECTRO CORPORATION                                                                                 123,979
        112,988   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                            1,271,635
         31,881   SYCAMORE NETWORKS INCORPORATED+                                                                           117,003
          2,600   TOMEN ELECTRONICS CORPORATION                                                                              49,278
          3,700   TOYO CORPORATION                                                                                           50,523
          1,632   TRYGVESTA AS                                                                                              100,346
          2,100   VALOR COMPANY LIMITED                                                                                      39,444
         28,185   VISTEON CORPORATION<<                                                                                     241,545
          3,652   WESCO INTERNATIONAL INCORPORATED                                                                          213,642
          7,880   WW GRAINGER INCORPORATED                                                                                  526,396

                                                                                                                          9,191,861
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $583,572,718)                                                                                 649,264,334
                                                                                                                    ---------------

INVESTMENT COMPANIES - 1.46%
        219,000   ISHARES MSCI SOUTH KOREA+                                                                              10,049,910

TOTAL INVESTMENT COMPANIES (COST $9,673,298)                                                                             10,049,910
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
PREFERRED STOCKS - 0.63%
          3,879   AEGON COUPONS(a)                                                                                  $             0
         19,377   BANCO BRADESCO SA                                                                                         634,994
         20,495   BANCO ITAU HOLDING FINANCEIRA SA PREFERRED                                                                619,630
         40,015   COMPANHIA VALE DO RIO DOCE PREFERRED A+                                                                   751,774
      1,315,360   LOJAS AMERICANAS SA PREFERRED                                                                              58,289
         10,383   METALURGICA GERDAU SA PREFERRED                                                                           186,933
         71,147   PETROLEO BRASILEIRO SA PREFERRED+                                                                       1,437,541
         17,951   RANDON PARTICIPACOES SA+                                                                                   57,353
         12,177   TELE NORTE LESTE PARTICIPACOES SA                                                                         158,460
          7,215   USINAS SIDERURGICAS DE MINAS GERAIS SA PREFERRED CLASS A+                                                 227,017
         43,246   WEG SA PREFERRED                                                                                          186,579

TOTAL PREFERRED STOCKS (COST $3,998,042)                                                                                  4,318,570
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 3.91%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.13%
        411,314   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    411,314
        452,750   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           452,750

                                                                                                                            864,064
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.78%
$        23,683   ALLIANCE & LEICESTER PLC                                               5.48%        10/25/2006             23,490
         53,275   ALLIANCE & LEICESTER PLC                                               5.49         10/25/2006             52,840
        108,972   AMERICAN GENERAL FINANCE+/-++                                          5.36         09/14/2006            108,970
        302,700   AQUIFER FUNDING LIMITED++                                              5.35         09/06/2006            302,475
         12,108   AQUINAS FUNDING LLC++                                                  5.38         12/11/2006             11,928
        302,700   ATLAS CAPITAL FUNDING CORPORATION+/-                                   5.30         10/20/2006            302,696
        302,700   ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.30         04/25/2007            302,700
        302,700   ATLAS CAPITAL FUNDING CORPORATION+/-                                   5.31         12/22/2006            302,700
        605,400   ATLAS CAPITAL FUNDING CORPORATION+/-                                   5.37         11/03/2006            605,400
        332,740   ATOMIUM FUNDING CORPORATION++                                          5.40         11/03/2006            329,625
        302,700   BANCO SANTANDER TOTTA LN+/-++                                          5.33         08/16/2007            302,700
        302,700   BANK OF AMERICA NA+/-                                                  5.36         06/19/2007            302,700
        199,782   BANK ONE NA ILLINOIS+/-                                                5.55         01/12/2007            199,862
        363,240   BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.37         10/04/2006            363,240
         72,648   BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.66         01/16/2007             72,707
        908,100   BHP BILLITON FINANCE (USA) LIMITED                                     5.30         09/15/2006            906,232
        139,133   BUCKINGHAM CDO LLC++                                                   5.29         09/15/2006            138,786
        435,888   BUCKINGHAM II CDO LLC                                                  5.30         09/16/2006            434,736
        302,785   BUCKINGHAM II CDO LLC                                                  5.30         09/18/2006            302,028
        302,700   BUCKINGHAM III CDO LLC                                                 5.35         10/27/2006            300,200
        363,240   CAIRN HIGH GRADE FUNDING I LLC                                         5.30         09/14/2006            362,546
        101,707   CAIRN HIGH GRADE FUNDING I LLC++                                       5.32         09/01/2006            101,707
        278,484   CAIRN HIGH GRADE FUNDING I LLC                                         5.36         09/05/2005            278,318
        551,774   CEDAR SPRINGS CAPITAL COMPANY LLC+/-++                                 5.30         09/15/2006            550,639
        605,400   CHEYNE FINANCE LLC                                                     5.32         10/13/2006            601,664
        605,400   CHEYNE FINANCE LLC                                                     5.34         10/12/2006            601,739
        302,700   CHEYNE FINANCE LLC                                                     5.47         07/16/2007            302,635
        411,672   CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                          5.30         09/13/2007            411,672

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       401,380   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                       5.31%        09/08/2006    $       400,967
        302,700   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.34         10/11/2006            300,914
         60,903   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.35         10/11/2006             60,543
        605,400   CULLINAN FINANCE CORPORATION+/-++                                      5.29         06/25/2007            605,300
          9,686   CULLINAN FINANCE CORPORATION++                                         5.37         10/23/2006              9,612
        302,700   CULLINAN FINANCE CORPORATION+/-++                                      5.37         11/15/2006            302,680
         39,872   CULLINAN FINANCE CORPORATION                                           5.38         09/22/2006             39,747
         47,802   CULLINAN FINANCE CORPORATION++                                         5.41         09/13/2006             47,716
        409,819   DEER VALLEY FUNDING LLC                                                5.32         09/25/2006            408,371
         12,108   EDISON ASSET SECURITIZATION LLC                                        5.46         12/11/2006             11,925
      2,704,780   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,705,183)          5.36         09/01/2006          2,704,780
        278,484   FIVE FINANCE INCORPORATED                                              5.31         09/15/2006            277,910
        177,661   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.36         11/15/2006            175,699
         15,135   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.48         11/06/2006             14,984
         15,135   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.51         11/27/2006             14,936
         26,638   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.53         10/27/2006             26,411
        173,750   GOLDMAN SACHS GROUP INCORPORATED+/-                                    5.59         03/30/2007            173,913
        252,755   GOLDMAN SACHS GROUP INCORPORATED+/-                                    5.66         10/27/2006            252,841
         36,324   GRAMPIAN FUNDING LIMITED++                                             5.25         10/02/2006             36,160
         24,216   HARRIER FINANCE FUNDING LLC+/-++                                       5.42         05/15/2007             24,220
         42,378   HBOS TREASURY SERVICES PLC+/-++                                        5.58         01/12/2007             42,396
        968,640   HOME DEPOT                                                             5.29         09/01/2006            968,640
        169,815   HSBC BANK USA+/-                                                       5.34         12/14/2006            169,841
        423,780   IBM CORPORATION+/-                                                     5.49         06/28/2007            424,004
         30,500   ING AMERICA INSURANCE HOLDINGS INCORPORATED                            5.35         10/10/2006             30,324
        787,020   ING USA ANNUITY & LIFE INSURANCE+/-                                    5.40         09/18/2007            787,020
        302,700   INTESA BANK IRELAND PLC+/-++                                           5.32         08/24/2007            302,700
        147,718   K2 (USA) LLC                                                           5.37         11/10/2006            146,192
        181,620   KAUPTHING BANK+/-++                                                    5.39         03/20/2007            181,620
        111,878   KLIO FUNDING CORPORATION+/-                                            5.41         11/03/2006            110,829
         23,998   KLIO III FUNDING CORPORATION+/-                                        5.24         09/01/2006             23,998
        211,466   KLIO III FUNDING CORPORATION                                           5.43         10/20/2006            209,915
         24,216   LIBERTY STREET FUNDING CORPORATION                                     5.36         11/15/2006             23,949
         24,216   LINKS FINANCE LLC+/-++                                                 5.29         09/12/2006             24,216
         72,648   LIQUID FUNDING LIMITED+/-++                                            5.32         02/20/2007             72,648
        181,620   LIQUID FUNDING LIMITED+/-                                              5.37         12/01/2006            181,620
        121,080   LIQUID FUNDING LIMITED++                                               5.39         12/07/2006            119,348
        181,620   LIQUID FUNDING LIMITED                                                 5.52         12/28/2006            178,393
        121,080   MBIA INSURANCE CORPORATION+/-++                                        5.32         02/20/2007            121,089
        608,427   MERRILL LYNCH & COMPANY+/-                                             5.66         10/27/2006            608,603
        363,240   MORGAN STANLEY+/-                                                      5.38         10/10/2006            363,240
         56,000   MORGAN STANLEY+/-                                                      5.39         09/14/2007             56,000
         68,410   MORGAN STANLEY+/-                                                      5.50         11/09/2006             68,423
         72,285   MORGAN STANLEY+/-                                                      5.55         11/24/2006             72,316
        302,700   MORGAN STANLEY+/-                                                      5.61         07/27/2007            303,182
        203,717   MORGAN STANLEY+/-                                                      5.64         01/12/2007            203,868
         66,594   NATIONWIDE BUILDING SOCIETY+/-++                                       5.42         12/11/2006             66,622

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       216,915   NATIONWIDE BUILDING SOCIETY+/-++                                       5.61%        07/20/2007    $       217,235
        512,447   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.30         09/01/2006            512,447
        189,672   NORTH SEA FUNDING LLC                                                  5.35         11/09/2006            187,745
         12,968   NORTH SEA FUNDING LLC                                                  5.44         10/23/2006             12,867
        605,400   NORTHERN ROCK PLC+/-++                                                 5.41         09/05/2007            605,400
        181,620   PARAGON MORTGAGES PLC+/-++                                             5.31         11/15/2038            181,620
          4,286   PERRY GLOBAL FUNDING LIMITED SERIES A                                  5.45         09/21/2006              4,273
         48,977   RACERS TRUST 2004-6-MM+/-++                                            5.35         02/22/2007             48,977
      1,331,880   SHEFFIELD RECEIVABLES CORPORATION                                      5.28         09/01/2006          1,331,880
        242,160   SLM CORPORATION+/-++                                                   5.33         09/12/2007            242,160
        205,836   STANFIELD VICTORIA FUNDING LLC                                         5.42         11/27/2006            203,175
        140,005   TANGO FINANCE CORPORATION+/-++                                         5.36         10/25/2006            140,005
         69,996   TRAVELERS INSURANCE COMPANY+/-                                         5.40         02/09/2007             69,996
        302,700   UNICREDITO ITALIANO BANK IRELAND+/-++                                  5.34         08/15/2007            302,700
        302,700   UNICREDITO ITALIANO BANK IRELAND+/-++                                  5.38         09/07/2007            302,700
        399,564   UNITEDHEALTH GROUP INCORPORATED                                        5.44         10/31/2006            395,975
         60,540   VERSAILLES CDS LLC+/-                                                  5.37         09/05/2006             60,504
        211,866   WHISTLEJACKET CAPITAL LIMITED                                          5.34         10/16/2006            210,462
        303,996   WHISTLEJACKET CAPITAL LIMITED                                          5.36         09/08/2006            303,677
         31,602   WHISTLEJACKET CAPITAL LIMITED                                          5.38         09/11/2006             31,555

                                                                                                                         25,992,913
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $26,856,977)                                                             26,856,977
                                                                                                                    ---------------

SHARES

SHORT-TERM INVESTMENTS - 2.81%
MUTUAL FUNDS - 2.81%
     19,303,945   WELLS FARGO MONEY MARKET TRUST~+++                                                                     19,303,945
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,303,945)                                                                          19,303,945
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $643,404,980)*                                      103.33%                                                   $   709,793,736

OTHER ASSETS AND LIABILITIES, NET                          (3.33)                                                       (22,851,238)
                                                          ------                                                    ---------------

TOTAL NET ASSETS                                          100.00%                                                   $   686,942,498
                                                          ======                                                    ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $21,142,861.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $6,441,200. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.18% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER - 36.68%
$     1,000,000   AMSTEL FUNDING CORPORATION^++                                          5.41%        10/18/2006    $       992,943
      1,000,000   AMSTERDAM FUNDING CORPORATION^++                                       5.38         09/14/2006            998,057
      1,100,000   AQUIFER FUNDING LLC^++                                                 5.36         09/06/2006          1,099,181
      1,000,000   ATLANTIC ASSET SECURITY CORPORATION^++                                 5.39         09/25/2006            996,407
      1,000,000   ATLAS CAPITAL FUNDING CORPORATION^++                                   5.29         10/10/2006            994,269
      1,398,000   ATOMIUM FUNDING LLC^++                                                 5.29         09/11/2006          1,395,946
      1,000,000   BASF AG^++                                                             5.37         09/11/2006            998,508
        600,000   BUCKINGHAM CDO III LLC^++                                              5.31         11/27/2006            592,308
      1,100,000   CAIRN HIGH GRADE FUNDING I LLC^++                                      5.37         09/01/2006          1,100,000
      1,000,000   CANCARA ASSET SECURITY LIMITED^++                                      5.28         11/22/2006            987,973
      1,000,000   CEDAR SPRINGS CAPITAL COMPANY^++                                       5.30         11/14/2006            989,106
      1,000,000   CEDAR SPRINGS CAPITAL COMPANY^++                                       5.39         10/17/2006            993,113
      1,000,000   CIESCO LLC^++                                                          5.28         10/25/2006            992,080
      1,000,000   CRC FUNDING LLC^++                                                     5.36         09/12/2006            998,362
      1,000,000   DEER VALLEY FUNDING LLC^++                                             5.28         09/15/2006            997,947
      1,000,000   DEER VALLEY FUNDING LLC^++                                             5.29         10/24/2006            992,212
      1,000,000   FCAR OWNER TRUST II^                                                   5.28         12/04/2006            986,213
      1,000,000   FIVE FINANCE INCORPORATED^++                                           5.40         10/18/2006            992,950
      1,000,000   FORD CREDIT AUTO RECEIVABLES OWNER TRUST II^                           5.27         09/21/2006            997,072
      1,023,000   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION^++                      5.40         10/24/2006          1,014,867
      1,000,000   GALAXY FUNDING INCORPORATED^++                                         5.38         11/01/2006            990,884
      1,100,000   GRAMPIAN FUNDING LLC^++                                                5.27         11/16/2006          1,087,762
      1,000,000   KESTREL FUNDING US LLC^++                                              5.30         11/13/2006            989,253
        500,000   KESTREL FUNDING US LLC^++                                              5.38         09/25/2006            498,207
        500,000   KESTREL FUNDING US LLC^++                                              5.39         10/30/2006            495,583
      1,000,000   KLIO III FUNDING CORPORATION^++                                        5.41         10/16/2006            993,238
      1,000,000   LEGACY CAPITAL LLC^++                                                  5.40         10/12/2006            993,850
      1,100,000   LEXINGTON PARKER CAPITAL CORPORATION^++                                5.38         10/05/2006          1,094,411
      1,100,000   LIBERTY STREET FUNDING COMPANY^++                                      5.36         09/01/2006          1,100,000
        500,000   LIQUID FUNDING LIMITED++                                               5.32         09/25/2006            500,000
      1,100,000   LIQUID FUNDING LIMITED^++                                              5.33         09/08/2006          1,098,860
      1,000,000   NEWPORT FUNDING CORPORATION^++                                         5.40         10/26/2006            991,750
      1,100,000   NIEUW AMSTERDAM RECOVERY^++                                            5.26         09/18/2006          1,097,268
      1,000,000   NORTH SEA FUNDING LLC^++                                               5.37         09/15/2006            997,912
      1,500,000   PICAROS FUNDING LLC^++                                                 5.28         11/03/2006          1,486,140
      1,000,000   STADSHYPOTEK DELAWARE^++                                               5.28         11/27/2006            987,240
      1,000,000   STANFIELD VICTORIA FUNDING^++                                          5.40         10/23/2006            992,200
      1,000,000   THAMES ASSET GLOBAL SECURITIZATION^++                                  5.37         09/07/2006            999,105
      1,000,000   THUNDER BAY FUNDING LLC^++                                             5.27         09/20/2006            997,219
      1,000,000   TIERRA ALTA FUNDING^++                                                 5.28         09/28/2006            996,040
      1,100,000   VERSAILLES CDS LLC^++                                                  5.34         09/05/2006          1,099,347
      1,000,000   VERSAILLES CDS LLC^++                                                  5.37         09/19/2006            997,315
      1,000,000   WHISTLEJACKET CAPITAL LIMITED^++                                       5.29         11/20/2006            988,244

TOTAL COMMERCIAL PAPER (COST $42,581,342)                                                                                42,581,342
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
EXTENDABLE BONDS - 5.17%
$     1,000,000   BEAR STEARNS COMPANY INCORPORATED+/-                                   5.32%        09/14/2007    $     1,000,000
      1,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                       5.34         09/14/2007          1,000,000
      1,000,000   INTESA BANK IRELAND PLC+/-++                                           5.32         09/25/2007          1,000,000
      1,000,000   IRISH LIFE & PERMANENT+/-++                                            5.33         09/21/2007            999,966
      1,000,000   MERRILL LYNCH & COMPANY+/-                                             5.31         09/24/2007          1,000,000
      1,000,000   NORDEA BANK AB+/-++                                                    5.34         09/11/2007            999,984

TOTAL EXTENDABLE BONDS (COST $5,999,950)                                                                                  5,999,950
                                                                                                                    ---------------

MEDIUM TERM NOTES - 15.97%
      1,000,000   ALLSTATE LIFE GLOBAL FUNDING II+/-++                                   5.58         04/02/2007          1,000,567
      1,233,000   AMERICAN EXPRESS CREDIT FLOATING RATE NOTE+/-                          5.42         12/15/2006          1,233,313
        250,000   AMERICAN HONDA FINANCE+/-++                                            5.54         07/23/2007            249,929
      1,200,000   ASIF GLOBAL FINANCING+/-++                                             5.51         05/03/2007          1,200,333
      1,700,000   BANK OF AMERICA SECURITIES+/-++                                        5.38         09/09/2034          1,700,000
      2,200,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.43         09/09/2049          2,200,000
      1,000,000   CHEYNE FINANCE LLC+/-++                                                5.47         07/16/2007            999,786
      1,000,000   HARRIER FINANCE FUNDING LLC+/-++                                       5.28         05/25/2007            999,842
      1,000,000   JACKSON NATIONAL LIFE FUNDING (INSURANCE CARRIERS)+/-++                5.57         04/20/2007          1,000,743
        500,000   LEHMAN BROTHERS HOLDINGS+/-                                            5.39         07/19/2007            500,413
      1,000,000   LIBERTY LIGHT US CAPITAL+/-++                                          5.47         07/10/2007            999,832
      1,000,000   MERRILL LYNCH & COMPANY+/-                                             5.53         02/27/2007          1,000,704
      1,100,000   MORGAN STANLEY+/-                                                      5.64         01/12/2007          1,100,611
      1,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                       5.62         07/20/2007          1,001,193
      1,350,000   NORTHERN ROCK PLC+/-++                                                 5.55         10/20/2006          1,350,027
        500,000   PARAGON MORTGAGES PLC+/-++                                             5.31         11/15/2038            500,000
      1,500,000   SEDNA FINANCE INCORPORATED+/-++                                        5.47         04/11/2007          1,499,941

TOTAL MEDIUM TERM NOTES (COST $18,537,234)                                                                               18,537,234
                                                                                                                    ---------------
PROMISSORY NOTES - 3.10%
     3,600,000   CITIGROUP GLOBAL+/-++                                                   5.38         09/09/2049          3,600,000

TOTAL PROMISSORY NOTES (COST $3,600,000)                                                                                  3,600,000
                                                                                                                    ---------------
TIME DEPOSITS - 14.65%
      3,000,000   DEUTSCHE BANK CAYMAN                                                   5.26         09/07/2006          3,000,000
      3,000,000   DEXIA BANK GRAND CAYMAN                                                5.27         09/05/2006          3,000,000
      3,000,000   KBC BANK NV BRUSSELS                                                   5.30         09/01/2006          3,000,000
      2,000,000   NATEXIS BANQUES POPULAIR                                               5.26         09/05/2006          2,000,000
      2,000,000   RABOBANK LONDON                                                        5.26         09/01/2006          2,000,000
      1,000,000   SOCIETE GENERALE (CANADA)                                              5.27         09/07/2006          1,000,000
      3,000,000   UBS AG CAYMAN ISLANDS                                                  5.28         09/01/2006          3,000,000

TOTAL TIME DEPOSITS (COST $17,000,000)                                                                                   17,000,000
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 0.86%
      1,000,000   SKANDINAVIA ENSKILDA BANK OF NEW YORK                                  5.28         09/13/2006            999,946

TOTAL CERTIFICATES OF DEPOSIT (COST $999,946)                                                                               999,946
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 24.27%
$    11,168,677   BANC AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $11,170,315)                                           5.28%        09/01/2006    $    11,168,677
      4,000,000   BARCLAYS BANK - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $4,000,587)                                            5.28         09/01/2006          4,000,000
      3,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MATURITY VALUE $3,000,443)                                            5.31         09/01/2006          3,000,000
      4,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MATURITY VALUE $4,000,588)                                            5.29         09/01/2006          4,000,000
      3,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $3,000,442)                                            5.30         09/01/2006          3,000,000
      1,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $1,000,147)                                            5.30         09/01/2006          1,000,000
      2,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $2,000,294)                                            5.29         09/01/2006          2,000,000

TOTAL REPURCHASE AGREEMENTS (COST $28,168,677)                                                                           28,168,677
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $116,887,149)*                               100.70%                                                          $   116,887,149

OTHER ASSETS AND LIABILITIES, NET                   (0.70)                                                                 (807,641)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   116,079,508
                                                   ======                                                           ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          STATEMENTS OF ASSETS AND LIABILITIES--
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          DIVERSIFIED FIXED   DIVERSIFIED STOCK   MONEY MARKET
                                                                           INCOME PORTFOLIO           PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .....................................   $     406,967,424   $     661,680,420   $ 88,718,472
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..........................          60,726,853          26,856,977              0
   INVESTMENTS IN AFFILIATES ..........................................          27,462,211          21,256,339              0
   REPURCHASE AGREEMENTS ..............................................                   0                   0     28,168,677
                                                                          -----------------   -----------------   ------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ....................         495,156,488         709,793,736    116,887,149
                                                                          -----------------   -----------------   ------------
   CASH ...............................................................                   0           1,064,700         50,000
   FOREIGN CURRENCY, AT VALUE .........................................             529,160           1,172,063              0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ...................                   0             873,983              0
   RECEIVABLE FOR INVESTMENTS SOLD ....................................           6,563,479              17,232              0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .............................           4,293,032           1,131,098        148,538
                                                                          -----------------   -----------------   ------------
TOTAL ASSETS ..........................................................         506,542,159         714,052,812    117,085,687
                                                                          -----------------   -----------------   ------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ..................................          56,495,905                   0        986,213
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..............             110,931             240,621         11,859
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .............................          60,726,853          26,856,977              0
   ACCRUED EXPENSES AND OTHER LIABILITIES .............................              14,744              12,716          8,107
                                                                          -----------------   -----------------   ------------
TOTAL LIABILITIES .....................................................         117,348,433          27,110,314      1,006,179
                                                                          -----------------   -----------------   ------------
TOTAL NET ASSETS ......................................................   $     389,193,726   $     686,942,498   $116,079,508
                                                                          =================   =================   ============
INVESTMENTS AT COST ...................................................   $     487,599,959   $     643,404,980   $116,887,149
                                                                          =================   =================   ============
FOREIGN CURRENCIES AT COST ............................................   $         528,988   $       1,173,008   $          0
                                                                          =================   =================   ============
SECURITIES ON LOAN, AT MARKET VALUE ...................................   $      56,528,169   $      31,962,688   $          0
                                                                          =================   =================   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE PERIOD ENDED AUGUST 31, 2006
(UNAUDITED)                              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                          DIVERSIFIED FIXED   DIVERSIFIED STOCK   MONEY MARKET
                                                                           INCOME PORTFOLIO           PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................   $           3,371   $       2,274,097   $          0
   INTEREST ...........................................................           2,996,238                 133      1,160,568
   INCOME FROM AFFILIATED SECURITIES ..................................             263,714             158,233              0
                                                                          -----------------   -----------------   ------------
TOTAL INVESTMENT INCOME ...............................................           3,263,323           2,432,463      1,160,568
                                                                          -----------------   -----------------   ------------
EXPENSES
   ADVISORY FEES ......................................................             200,706             439,545         20,615
   CUSTODY FEES .......................................................              26,761              87,909          4,123
   ACCOUNTING FEES ....................................................               6,425               6,425          3,671
   PROFESSIONAL FEES ..................................................               6,240               6,240          4,405
   SHAREHOLDER REPORTS ................................................                 918                 918            918
   TRUSTEES' FEES .....................................................               1,579               1,579          1,579
   OTHER FEES AND EXPENSES ............................................               8,057               5,323          1,842
                                                                          -----------------   -----------------   ------------
TOTAL EXPENSES ........................................................             250,686             547,939         37,153
                                                                          -----------------   -----------------   ------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................             (19,961)            (36,245)             0
   NET EXPENSES .......................................................             230,725             511,694         37,153
                                                                          -----------------   -----------------   ------------
NET INVESTMENT INCOME (LOSS) ..........................................           3,032,598           1,920,769      1,123,415
                                                                          -----------------   -----------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....         (10,127,082)         92,974,725            155
   AFFILIATED SECURITIES ..............................................                   0               3,800              0
   FUTURES TRANSACTIONS ...............................................                   0             184,864              0
                                                                          -----------------   -----------------   ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................         (10,127,082)         93,163,389            155
                                                                          -----------------   -----------------   ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....           7,566,965          66,551,048              0
   FUTURES TRANSACTIONS ...............................................                   0             366,019              0
                                                                          -----------------   -----------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...           7,566,965          66,917,067              0
                                                                          -----------------   -----------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................          (2,560,117)        160,080,456            155
                                                                          -----------------   -----------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $         472,481   $     162,001,225   $  1,123,570
                                                                          =================   =================   ============

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...............................   $           3,371   $          49,107   $          0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            DIVERSIFIED FIXED       DIVERSIFIED STOCK         MONEY MARKET
                                                          INCOME  PORTFOLIO(1)         PORTFOLIO(1)           PORTFOLIO(1)
                                                         ---------------------   ---------------------   ---------------------
                                                                FOR THE PERIOD          FOR THE PERIOD          FOR THE PERIOD
                                                         ENDED AUGUST 31, 2006   ENDED AUGUST 31, 2006   ENDED AUGUST 31, 2006
                                                                   (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................   $           3,032,598   $           1,920,769   $           1,123,415
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........             (10,127,082)             93,163,389                     155
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ..................               7,566,965              66,917,067                       0
                                                         ---------------------   ---------------------   ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................                 472,481             162,001,225               1,123,570
                                                         ---------------------   ---------------------   ---------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS .....................................             451,107,336             671,838,317             136,397,765
   WITHDRAWALS .......................................             (62,386,091)           (146,897,044)            (21,441,827)
                                                         ---------------------   ---------------------   ---------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS. .......................             388,721,245             524,941,273             114,955,938
                                                         ---------------------   ---------------------   ---------------------
NET INCREASE (DECREASE) IN NET ASSETS ................             389,193,726             686,942,498             116,079,508
                                                         ---------------------   ---------------------   ---------------------
ENDING NET ASSETS ....................................   $         389,193,726   $         686,942,498   $         116,079,508
                                                         ---------------------   ---------------------   ---------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .........              37,666,995              65,741,782             114,953,949
                                                         ---------------------   ---------------------   ---------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) .....................................   $           3,032,598   $           1,920,769   $           1,123,415
                                                         ---------------------   ---------------------   ---------------------

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON JUNE 26, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                 --------------------------------------------------                PORTFOLIO
                                                 NET INVESTMENT        GROSS     EXPENSES        NET       TOTAL    TURNOVER
                                                  INCOME (LOSS)     EXPENSES       WAIVED   EXPENSES   RETURN(2)     RATE(4)
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO AUGUST 31, 2006 ..........             0.83%        0.37%      (0.03)%      0.34%       3.30%        121%

DIVERSIFIED STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO AUGUST 31, 2006 ..........             0.28%        0.44%      (0.03)%      0.41%       3.98%         55%

MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 26, 2006(3) TO AUGUST 31, 2006 ..........             0.96%        0.17%       0.00%       0.17%       1.00%        N/A

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

(4) PORTFOLIO TURNOVER RATES PRESENTED FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                              (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 22 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

                                                    WELLS FARGO ADVANTAGE MASTER
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                             PORTFOLIOS
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At August 31, 2006, the following Fund(s) held futures contracts:

                                                                               Notional     Net Unrealized
                                                                               Contract      Appreciation
Portfolio                      Contracts        Type        Expiration Date     Amount      (Depreciation)
----------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO      27 Long       DJIA Index    September 2006   $2,010,150          $ 17,550
                                 95 Long    S&P 500 Index    September 2006    6,085,486           115,639
                                351 Long    SGXMSCI Index    September 2006    9,494,550           164,970
                                 29 Long   Resource Index    September 2006    2,025,070            67,860
----------------------------------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at August 31, 2006 are shown on the Statements of Assets and Liabilities.

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                              (UNAUDITED)
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                   Advisory Fee                                                  Subadvisory
                                                      (% of                                                       Fee (% of
                                Average Daily      Average Daily                              Average Daily     Average Daily
Portfolio                         Net Assets        Net Assets)          Subadviser             Net Assets       Net Assets)
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FIXED              First $1 billion        0.300        SSgA Funds Management    First $1 billion       0.100
INCOME PORTFOLIO                Next $4 billion        0.275                                  Over $1 billion       0.080
                                Over $5 billion        0.250
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO    First $1 billion        0.350        SSgA Funds Management    First $1 billion       0.100
                                Next $4 billion        0.325                                  Over $1 billion       0.080
                                Over $5 billion        0.300
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO         All asset levels        0.100           Wells Capital         First $1 billion       0.050
                                                                   Management Incorporated    Next $2 billion       0.030
                                                                                              Next $3 billion       0.020
                                                                                              Over $6 billion       0.010
-----------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following rates:

                                                                 % of Average
Portfolio                                                      Daily Net Assets
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO                                    0.04
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                                           0.07
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                                0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended August 31, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended August 31, 2006, were as follows:

Portfolio                                     Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO               $496,717,253      $432,774,597
--------------------------------------------------------------------------------
DIVERSIFIED STOCK PORTFOLIO                       364,780,965       488,803,326

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)                             WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Thomas S. Goho             Trustee,                Chair of Finance, Wake Forest       None
64                         since 1987              University, since 2006. Benson-
                                                   Pruitt Professorship, Wake
                                                   Forest University, Calloway
                                                   School of Business and
                                                   Accountancy, since 1999.
----------------------------------------------------------------------------------------------------------
Peter G. Gordon            Trustee,                Chairman, CEO, and Co-              None
63                         since 1998              Founder of Crystal Geyser
                           (Chairman,              Water Company, and President
                           since 2001)             of Crystal Geyser Roxane Water
                                                   Company.
----------------------------------------------------------------------------------------------------------
Richard M. Leach           Trustee,                Retired. Prior thereto, President   None
73                         since 1987              of Richard M. Leach Associates
                                                   (a financial consulting firm).
----------------------------------------------------------------------------------------------------------
Olivia S. Mitchell         Trustee,                Professor of Insurance and Risk     None
53                         since 2006              Management, Wharton School,
                                                   University of Pennsylvania.
                                                   Director of the Boettner Center
                                                   on Pensions and Retirement.
                                                   Research Associate and Board
                                                   Member, Penn Aging Research
                                                   Center. Research Associate,
                                                   National Bureau of Economic
                                                   Research.

OTHER INFORMATION (UNAUDITED)  WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee,                 Senior Counselor to the public      None
54                        since 1996               relations firm of Himle-Horner,
                                                   and Senior Fellow at the
                                                   Humphrey Institute,
                                                   Minneapolis, Minnesota
                                                   (a public policy organization).
----------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee,                 Principal of the law firm of        None
66                        since 1996               Willeke & Daniels.
----------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***
----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee,                 Private Investor/Real Estate        None
62                        since 1987               Developer. Prior thereto,
                                                   Chairman of White Point
                                                   Capital, LLC until 2005.
----------------------------------------------------------------------------------------------------------

OFFICERS
----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since         Executive Vice President of         None
47                        2003                     Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo Funds
                                                   Management, LLC. Senior
                                                   Vice President and Chief
                                                   Administrative Officer of Wells
                                                   Fargo Funds Management, LLC
                                                   from 2001 to 2003.
----------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since         Vice President and Managing         None
46                        2000                     Senior Counsel of Wells Fargo
                                                   Bank, N.A. and Senior Vice
                                                   President and Secretary of Wells
                                                   Fargo Funds Management, LLC.
                                                   Vice President and Senior
                                                   Counsel of Wells Fargo Bank,
                                                   N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since         Vice President of Wells Fargo       None
32                        2006                     Bank, N.A. and Vice President
                                                   of Financial Operations for
                                                   Wells Fargo Funds
                                                   Management, LLC. Vice
                                                   President and Group
                                                   Finance Officer of Wells Fargo
                                                   Bank, N.A. Auto Finance Group
                                                   from 2004 to 2006. Vice
                                                   President of Portfolio Risk
                                                   Management for Wells Fargo
                                                   Bank, N.A. Auto Finance Group
                                                   in 2004. Vice President of
                                                   Portfolio Research and Analysis
                                                   for Wells Fargo Bank, N.A.
                                                   Auto Finance Group from 2001
                                                   to 2004. Director of Small
                                                   Business Services Risk
                                                   Management for American
                                                   Express Travel Related
                                                   Services from 2000 to 2001.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS (continued)

----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                  OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance         Chief Compliance Officer of      None
44                        Officer, since 2004      Wells Fargo Funds
                                                   Management, LLC since 2004
                                                   and Compliance Officer of Wells
                                                   Fargo Funds Management, LLC
                                                   from 1999 to 2002. Compliance
                                                   Manager of Wells Fargo
                                                   Investments from 1997 to 1999.
                                                   In 2002, Ms. Peters left Wells
                                                   Fargo Funds Management, LLC
                                                   to pursue personal goals.

----------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of August 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

OTHER INFORMATION (UNAUDITED)  WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

TARGET TODAY FUND, TARGET 2010 FUND, TARGET 2020 FUND, TARGET 2030
FUND, TARGET 2040 FUND, DIVERSIFIED STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO AND MONEY MARKET PORTFOLIO (PRIOR TO JUNE 26, 2006, THE TARGET TODAY FUND, TARGET 2010 FUND, TARGET 2020 FUND, TARGET 2030 FUND AND TARGET 2040 FUND WERE NAMED THE OUTLOOK TODAY FUND, OUTLOOK 2010 FUND, OUTLOOK 2020 FUND, OUTLOOK 2030 FUND AND OUTLOOK 2040 FUND, RESPECTIVELY.)
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust ("Funds Trust") and Wells Fargo Master Trust (together, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements and approve the terms of any new investment advisory and subadvisory agreements. In this regard, the Boards reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund and Target 2040 Fund (the "Target Funds"); (ii) an investment subadvisory agreement with Barclays Global Fund Advisors ("Barclays") for the period through June 26, 2006, or upon completion of the conversion of the Target Funds from stand-alone funds to funds of funds (as described below). Also, during this period, the Boards reviewed and approved: (i) the investment advisory agreement with Funds Management with a reduced fee level for the Target Funds reflecting the post-conversion structure;
(ii) an investment subadvisory agreement with Global Index Advisors, Inc. ("GIA") for the Target Funds; (iii) an investment advisory agreement with Funds Management for the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Money Market Portfolio (the "Master Portfolios"); (iv) an investment subadvisory agreement with SSgA Funds Management, Inc. ("SSgA FM") for the Diversified Stock Portfolio and Diversified Fixed Income Portfolio; and
(v) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Money Market Portfolio. The investment advisory agreements with Funds Management and the investment subadvisory agreements with Barclays, GIA, SSgA FM and Wells Capital Management (the "Subadvisers") are collectively referred to as the "Advisory Agreements." The Target Funds and Master Portfolios identified above are collectively referred to as the "Funds."

      More specifically, at meetings held on March 31, 2006, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Subadvisers and the continuation and approval of the Advisory Agreements described above. Prior to the March 31, 2006, meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

      As of March 31, 2006, each Target Fund was a stand-alone fund advised by Funds Management and subadvised by Barclays. At the March 31, 2006, meeting, the Funds Trust Board approved converting each Target Fund from a stand-alone fund to a fund-of-funds (a fund that invests substantially all of its assets in master portfolios and other registered investment companies) (the "Conversion"). Effective June 26, 2006, the Conversion occurred having received the requisite shareholder approval and accordingly, each Target Fund seeks to achieve its investment objective by investing substantially all of its assets in other investment companies, which in turn invest directly in securities. In addition, effective June 26, 2006, the Master Portfolios commenced operations at the time of the Conversion.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Subadvisers (and that is anticipated to be provided by GIA, SSgA FM and Wells Capital Management) under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to (or that would be devoted to) the Funds by, investment personnel of Funds Management and the Subadvisers. In this regard, the Boards specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible, and proposed to be primarily responsible, for the day-to-day management services for the Funds.

      The Boards evaluated the ability of Funds Management and the Subadvisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Boards considered information

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WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

regarding each of Funds Management's and the Subadvisers' compensation programs for personnel involved in the management of the Target Funds (or that would be involved in the management of the Master Portfolios). In addition, while the Board of Funds Trust noted GIA's recent investment adviser registration with the Securities and Exchange Commission, it also considered its prior operating history and its level of expertise to provide investment subadvisory services to the Target Funds.

      The Boards further considered the compliance programs and compliance records of Funds Management and the Subadvisers. In addition, the Boards took into account the administrative services provided to the Target Funds (and those anticipated to be provided to the Master Portfolios) by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Subadvisers other than GIA, which is new to the complex, about various topics, including Funds Management's oversight of service providers, such as the Subadvisers.

      Based on the above factors, together with those referenced below, the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided, or anticipated to be provided, to the Funds by Funds Management and the Subadvisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Funds Trust Board considered the performance results for each of the Target Funds over various time periods ended December 31, 2005. The Funds Trust Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Target Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Target Fund's benchmark index. Lipper is an independent provider of investment company data. The Funds Trust Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Funds Trust Board noted that the performance of each Target Fund, except for the Target 2040 Fund, was below the median performance of its Peer Group for most time periods. The Funds Trust Board noted that the performance of the Target 2040 Fund was better than the median performance of its Peer Group for most periods. The Funds Trust Board further noted that it had received frequent reports regarding the performance of the Target Funds and that the Conversion and subadviser change from Barclays to GIA and SSgA FM is primarily intended to address performance issues with the Target Funds.

      The Boards received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Boards also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios of the Funds were equal to, lower than, or not appreciably higher than, the Funds' Peer Group's median net operating expense ratios.

      Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the approvals and re-approvals described above.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to the Subadvisers for investment subadvisory services. In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates"). The Funds Trust Board noted that, in connection with the Conversion of the Target Funds and subject to shareholder approval, the investment advisory fee that each Target Fund pays to Funds Management would be reduced as a result of a shift of some of Funds Management's advisory responsibilities away from the stand-alone Target Fund level to the underlying master portfolio level under the new fund-of-funds structure. The Funds Trust Board also noted, however, that after the Conversion the Target Fund shareholders would bear indirectly the advisory fees paid to Funds Management by the underlying Master Portfolios for managing their direct investment in securities. The Funds Trust Board further noted that, subject to shareholder approval, GIA would replace Barclays as subadviser to the Target Funds at a reduced subadvisory fee rate that reflected the shift of some of the subadvisory responsibilities from the stand-alone Target Fund level to the underlying master portfolio level.

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Target Fund's Peer Group. The Boards noted that the current and proposed Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Target Fund's respective Peer Group. In


124

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OTHER INFORMATION (UNAUDITED)  WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Subadvisory Agreement Rates and concluded that the current and proposed Subadvisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the current Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses (including Wells Capital Management) of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Board of Wells Fargo Master Trust did not consider a separate profitability analysis of Wells Capital Management as its separate profitability from its relationship with the Money Market Portfolio was not a material factor in determining whether to approve the agreement. The Boards did not consider profitability information with respect to Barclays, GIA and SSgA FM, which are not affiliated with Funds Management. The Boards considered that the subadvisory fees paid to these subadvisers had been negotiated by Funds Management on an arm's length basis and that these subadvisers' separate profitability from their relationships with the Target Funds, Diversified Fixed Income Portfolio and Diversified Stock Portfolio was not a material factor in determining whether to renew the agreement with Barclays or approve the initial agreements with GIA and SSgA FM.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Target Funds, whether the Target Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Subadvisers to other clients, including other registered investment companies, collective investment funds and separate accounts. The Boards concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates, as are currently in effect and as are proposed to be revised, were within a reasonable range of the fee rates offered to others by Funds Management and the Subadvisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUBADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Subadvisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Subadvisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Subadvisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Subadvisers and their affiliates).

      The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are, or would be, sought and how any such credits are, or would be, utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are, or will be, made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Boards reviewed Funds Management's and the Subadvisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Target Funds, including the principal channels through which the Target Funds' shares/interests are offered and sold. The Boards noted that the Target Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      As discussed above, the Boards reviewed detailed materials received from Funds Management and the Subadvisers, as applicable, annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management and Barclays at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards have conferred with the portfolio managers of the Target Funds at various times throughout the year.

      After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that the initial approval and the approval of the continuation of the Advisory Agreements, as applicable, for each of the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the Advisory Agreements as discussed above.

LIST OF ABBREVIATIONS          WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   -- Association of Bay Area Governments
ADR    -- American Depository Receipt
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
ARM    -- Adjustable Rate Mortgages
BART   -- Bay Area Rapid Transit
BHD    -- Berhad
CDA    -- Community Development Authority
CDSC   -- Contingent Deferred Sales Charge
CGIC   -- Capital Guaranty Insurance Company
CGY    -- Capital Guaranty Corporation
CMT    -- Constant Maturity Treasury
COFI   -- Cost of Funds Index
COP    -- Certificate of Participation
CP     -- Commercial Paper
CTF    -- Common Trust Fund
DW&P   -- Department of Water & Power
DWR    -- Department of Water Resources
EDFA   -- Education Finance Authority
FFCB   -- Federal Farm Credit Bank
FGIC   -- Financial Guaranty Insurance Corporation
FHA    -- Federal Housing Authority
FHLB   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FRN    -- Floating Rate Notes
FSA    -- Financial Security Assurance Incorporated
GDR    -- Global Depository Receipt
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HFA    -- Housing Finance Authority
HFFA   -- Health Facilities Financing Authority
IDA    -- Industrial Development Authority
IDR    -- Industrial Development Revenue
LIBOR  -- London Interbank Offered Rate
LLC    -- Limited Liability Corporation
LOC    -- Letter of Credit
LP     -- Limited Partnership
MBIA   -- Municipal Bond Insurance Association
MFHR   -- Multi-Family Housing Revenue
MUD    -- Municipal Utility District
MTN    -- Medium Term Note
PCFA   -- Pollution Control Finance Authority
PCL    -- Public Company Limited
PCR    -- Pollution Control Revenue
PFA    -- Public Finance Authority
PLC    -- Private Placement
PSFG   -- Public School Fund Guaranty
RDA    -- Redevelopment Authority
RDFA   -- Redevelopment Finance Authority
REITS  -- Real Estate Investment Trusts
R&D    -- Research & Development
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
SLMA   -- Student Loan Marketing Association
STEERS -- Structured Enhanced Return Trust
TBA    -- To Be Announced
TRAN   -- Tax Revenue Anticipation Notes
USD    -- Unified School District
V/R    -- Variable Rate
WEBS   -- World Equity Benchmark Shares
XLCA   -- XL Capital Assurance

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

[LOGO]
-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS FARGO     THIS REPORT AND THE FINANCIAL  STATEMENTS
ADVANTAGE FUNDS(SM) is available       CONTAINED  HEREIN ARE  SUBMITTED  FOR THE
free upon request. To obtain           GENERAL  INFORMATION OF THE  SHAREHOLDERS
literature, please write, e-mail, OF WELLS FARGO ADVANTAGE FUNDS. IF THIS visit the Funds' Web site, or call: REPORT IS USED FOR PROMOTIONAL PURPOSES,
                                       DISTRIBUTION   OF  THE  REPORT   MUST  BE
WELLS FARGO ADVANTAGE FUNDS            ACCOMPANIED  OR  PRECEDED  BY  A  CURRENT
P.O. Box 8266                          PROSPECTUS.  FOR A PROSPECTUS  CONTAINING
Boston, MA 02266-8266                  MORE  COMPLETE   INFORMATION,   INCLUDING
                                       CHARGES AND EXPENSES, CALL 1-800-222-8222
E-mail: wfaf@wellsfargo.com            OR   VISIT   THE   FUNDS'   WEB  SITE  AT
Web site: www.wellsfargo.com/          WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE
advantagefunds                         CONSIDER   THE   INVESTMENT   OBJECTIVES,
Individual Investors:                  RISKS,   CHARGES,  AND  EXPENSES  OF  THE
1-800-222-8222                         INVESTMENT  CAREFULLY  BEFORE  INVESTING.
Retail Investment Professionals:       THIS AND OTHER  INFORMATION  ABOUT  WELLS
1- 888-877-9275                        FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE
Institutional Investment               CURRENT  PROSPECTUS.  READ THE PROSPECTUS
Professionals: 1- 866-765-0778         CAREFULLY   BEFORE  YOU  INVEST  OR  SEND
                                       MONEY.

                                       Wells  Fargo  Funds  Management,  LLC,  a
                                       wholly owned  subsidiary of Wells Fargo &
                                       Company, provides investment advisory and
                                       administrative  services  for WELLS FARGO
                                       ADVANTAGE  FUNDS.   Other  affiliates  of
                                       Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

            ---------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            ---------------------------------------------------------

-----------------------------------------------------------------------------
(C) 2006 Wells Fargo      www.wellsfargo.com/advantagefunds      100100 10-06
Funds Management, LLC.                                           SOFLD/SAR101
All rights reserved.

                                                            -----------------
                                                            WELLS   ADVANTAGE
                                                            FARGO   FUNDS
                                                            -----------------

          [GRAPHIC OMITTED]                         AUGUST 31, 2006

                                                  SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CLASS A, CLASS B, AND INVESTOR CLASS
Wells Fargo Advantage California Tax-Free Money Market Fund
Wells Fargo Advantage Government Money Market Fund
Wells Fargo Advantage Minnesota Money Market Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Municipal Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Fund
Wells Fargo Advantage Treasury Plus Money Market Fund
Wells Fargo Advantage 100% Treasury Money Market Fund

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Money Market Overview ....................................................     2
--------------------------------------------------------------------------------

Primary Investments ......................................................     4
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................     5
   Government Money Market Fund ..........................................     6
   Minnesota Money Market Fund ...........................................     7
   Money Market Fund .....................................................     8
   Municipal Money Market Fund ...........................................     9
   National Tax-Free Money Market Fund ...................................    10
   Treasury Plus Money Market Fund .......................................    11
   100% Treasury Money Market Fund .......................................    12

Fund Expenses (Unaudited) ................................................    13
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................    15
   Government Money Market Fund ..........................................    24
   Minnesota Money Market Fund ...........................................    27
   Money Market Fund .....................................................    30
   Municipal Money Market Fund ...........................................    35
   National Tax-Free Money Market Fund ...................................    42
   Treasury Plus Money Market Fund .......................................    57
   100% Treasury Money Market Fund .......................................    58

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    60
   Statements of Operations ..............................................    62
   Statements of Changes in Net Assets ...................................    64
   Financial Highlights ..................................................    76
   Notes to Financial Highlights .........................................    80

Notes to Financial Statements ............................................    81
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................    88
--------------------------------------------------------------------------------

List of Abbreviations ....................................................    94
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

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

LETTER TO SHAREHOLDERS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS semi-annual report for the six-month period that ended August 31, 2006. On the following pages, you will find a money market overview, information about the holdings in each Fund, and the portfolio manager's strategic outlook.

THE ECONOMY
--------------------------------------------------------------------------------

      During the period, the U.S. economy started to show some signs of a slowdown. The housing market slowed, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the inflation outlook remained cloudy. Real Gross Domestic Product (GDP) slowed to 2.9% for the second quarter of 2006, driven mostly by a falloff in consumer spending from an unsustainable first-quarter pace. Other indicators, however, have remained robust. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy, creating some uncertainty regarding the direction of the Fed's next decision about interest rates.

FED PAUSES IN ITS CYCLE OF INTEREST RATE HIKES
--------------------------------------------------------------------------------

      Money market rates continued to rise in 2006 as the Fed increased the target Federal funds rate by 0.25% at each of the 17 Federal Open Market Committee (FOMC) meetings from June 2004 through June 2006. In August, the Fed took a long-awaited pause and kept the Federal funds rate at 5.25%. The Federal funds rate was only 1.00% in June 2004 before the Fed started its cycle of interest rate increases--often described as credit tightening.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The Fed's monetary policy has become less predictable. The FOMC minutes of the August 8, 2006 meeting stated that the decision to stop raising the Federal funds rate was "appropriate to limit the risks of tightening too much." All the FOMC members agreed that the decision to pause did not necessarily mark the end of the credit tightening cycle.

      The unpredictability of interest rates is another reason why we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful money managers chosen for their focused attention to a particular investment style.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This semi-annual report covers the six-month period from March 1, 2006, through August 31, 2006.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      After having raised the target Federal funds rate by 0.25% at 17 consecutive meetings since June 2004, the Fed finally left interest rates unchanged at its meeting on August 8, 2006. This series of increases raised the Federal funds rate from 1% in 2004 to 5.25% by the end of the reporting period. The six-month period that ended August 31, 2006, experienced three increases that raised the Federal funds rate from 4.50% to 5.25%.

      The money market yield curve, which is the yield of various securities across the spectrum of very short maturities from one day to one year, flattened considerably during the period. For example, the spread between the one-month and one-year London Inter-Bank Offered Rate (LIBOR) contracted from 0.52% on February 28, 2006, to only 0.08% on August 31, 2006. While the one-month LIBOR rose by 0.70%, from 4.63% to 5.33%, the one-year LIBOR increased by only 0.26%, from 5.15% to 5.41%. The muted rise in the one-year rate reflected an increasing belief from money market investors that increases in short-term rates could be nearing an end. One-month rates peaked around 5.40% at the beginning of August, at the same time as the Fed paused from its interest rate increases. One-year rates peaked earlier, around 5.75%, toward the end of June and by August 31, 2006, had returned to the 5.40% levels seen at the end of May.

      The amount of commercial paper outstanding increased each month during the reporting period, increasing by a total of about 10% for the six-month period. In dollar terms, the total amount of commercial paper increased from $1.67 trillion on February 28, 2006, to $1.84 trillion on August 31, 2006. This increased supply led to more attractive yields relative to other money market instruments, especially U.S. Government and U.S. Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of U.S. government agency obligations available on the market. Other factors included continued high demand from foreign central banks and new regulatory requirements that forced the larger agencies to improve their capital ratios. If these trends continue, yields on agency obligations could potentially remain well below those of prime money market securities.

      For the most part, the government agency yield curve flattened during the period. The spread between one-month and one-year agency securities was as wide as 0.59% on March 7, 2006, before narrowing to 0.27% by mid-June. The growing consensus that the Fed may not raise interest rates at its June meeting was the main driver of the curve flattening. However, after the Fed confirmed its continued path of raising interest rates at its June meeting, the agency curve widened to 0.47% on June 30, 2006. It was not long, however, before market consensus once again grew that the Fed would not raise interest rates at its August meeting. This consensus led the agency curve to flatten to 0.18% on August 8, 2006, when the Fed did, in fact, leave interest rates unchanged for the first time in over two years. The curve flattening continued through the end of the reporting period, narrowing to 0.10% by August 31, 2006.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      The yields on short-term U.S. Government Treasury securities followed the general pattern of overall rising interest rates during most of the period. However, the yield on the U.S. Treasury bill experienced more volatility compared to other money market yields. After rising from 4.60% at the beginning of March to 4.90% in early May, the yield on the three-month U.S. Treasury bill traded in a narrow range through early June, mostly between 4.80% and 4.90%. Several factors contributed to this narrow trading range, including uncertainty about whether the Fed would raise interest rates at its next meeting and whether there would be an increase or decrease in the overall supply of Treasury Bills issued by the U.S. government. Treasury bills moved noticeably higher in June and early July once it was confirmed that the Fed raised interest rates for the seventeenth time on June 29, 2006. The yield on the three-month U.S. Treasury bill was 4.98% as of June 30, 2006, a one-month increase of 0.14%. By mid-July, the yield had risen another 0.15% to 5.13%.

      Mid-July was the beginning of a period when the yield on the three-month U.S. Treasury bill drifted lower. After reaching a high of 5.13% on July 18, 2006, the yield fell to 5.03% by the end of August. A subsequent increase in overall supply of U.S. Treasury bills was more than offset by the market's perception that the Fed would no longer raise interest rates. This was confirmed by the Fed at its August 8, 2006, meeting, when it chose to leave the overnight lending rate at 5.25%.

MONEY MARKET OVERVIEW                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      During March, strong demand and a lack of supply resulted in weekly variable rate demand notes (VRDNs) being less attractive than the one-month LIBOR because cash poured into the short end of the municipal market in advance of April tax payments. Municipal interest rates began to increase as the April 15 tax payment deadline approached, though money continued to flow into money market funds into the third week of April. VRDN levels were not as cheap relative to taxable money market instruments as they were the previous year. After the April tax cycle ended, rates on VRDNs stabilized by early May. An attempt by remarketing agents to push rates much lower in June was met with strong resistance because interest rate sensitive investors exercised their right to sell VRDNs back to the dealers. By the end of June, rates increased to levels similar to those during tax season.

      In June, the California note season took a different tone from the previous year. Investors who remembered the poor performance of California notes in 2005 and who were concerned with future interest rate increases showed little interest. Basing their pricing on investors' past behavior, dealers had become accustomed to heavy demand for notes even at levels that were relatively expensive. The first notes of the season were offered at 3.48%, just over 63% of the one-year LIBOR, and had to be re-priced upward to 3.52%, closer to 64% of the one-year LIBOR. Issuance of nonspecialty state notes during the period was very light, and the prices for national paper were only slightly higher than the prices for California paper.

      While weekly rates continued on their normal seasonal gyrations, fixed rates on California notes trended lower as they did in the taxable market. The Fed's decision to leave the Federal funds rate unchanged in August appeared to be interpreted by money market investors as the end of the credit tightening cycle rather than a temporary pause.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      The Fed has made good on its promise to pause in its series of interest-rate increases. Whether the pause proves to be temporary or not will depend upon future economic data. The statement released by the Fed after its meeting on August 8 indicated that "inflation pressures seem likely to moderate over time, reflecting contained inflation expectations and the cumulative effect of monetary policy actions . . . ." We will continue to manage the funds conservatively and in a manner that is sensitive to changes in market rates.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

The views expressed are as of August 31, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PRIMARY INVESTMENTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                           California                          Money    Municipal   National  Treasury    100%
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    Tax-Free   Government  Minnesota  Market  Money Market  Tax-Free    Plus    Treasury
--------------------------------------------------------------------------------------------------------------------------------
   U.S. Treasury Securities                                 X                    X                                X         X
--------------------------------------------------------------------------------------------------------------------------------
   Repurchase Agreements                                    X                    X                                X
--------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Obligations                              X                    X
--------------------------------------------------------------------------------------------------------------------------------
   Commercial Paper                                                              X
--------------------------------------------------------------------------------------------------------------------------------
   Certificates of Deposit/Bankers
   Acceptances                                                                   X
--------------------------------------------------------------------------------------------------------------------------------
   Time Deposits                                                                 X
--------------------------------------------------------------------------------------------------------------------------------
   Floating/Variable Rate
   Notes/Bonds                               X              X          X         X          X           X
--------------------------------------------------------------------------------------------------------------------------------
   Mortgage and Asset-Backed
   Securities                                                                    X
--------------------------------------------------------------------------------------------------------------------------------
   Corporate Notes/Bonds                                                         X
--------------------------------------------------------------------------------------------------------------------------------
   Municipal Obligations                     X                         X                    X           X
--------------------------------------------------------------------------------------------------------------------------------
   Municipal Commercial Paper                X                         X                    X           X
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       01/01/1992

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                     6-Month*   1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------
   California Tax-Free Money Market Fund - Class A
      (Incept. Date 01/01/1992)                        1.40      2.51    1.15     1.91
---------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     2.85%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    2.89%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     2.83%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   2.86%

FUND CHARACTERISTICS 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             29 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                                                    9%
Municipal Demand Notes                                                       82%
Municipal Bonds                                                               9%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                     5%
2-14 days                                                                    82%
15-29 days                                                                    2%
30-59 days                                                                    4%
60-89 days                                                                    1%
270 + days                                                                    6%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.66%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       11/16/1987

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                     6-Month*   1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------
   Government Money Market Fund - Class A
      (Incept. Date 11/08/1999)                        2.21      3.96    1.72     3.28
---------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     4.67%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    4.78%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     4.64%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   4.74%

FUND CHARACTERISTICS 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             14 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

   Repurchase Agreements                                                     70%
   FNMA                                                                      10%
   FHLMC                                                                      7%
   FHLB                                                                       9%
   FFCB                                                                       4%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

   Overnight                                                                 64%
   2-14 days                                                                 12%
   15-29 days                                                                 8%
   30-59 days                                                                 8%
   60-89 days                                                                 5%
   90-179 days                                                                3%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.67%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Fund's Service Class shares, adjusted to reflect the fees and expenses of the Class A shares.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal Alternative Minimum Tax, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       08/14/2000

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                     6-Month*   1-Year  5-Year  Life of Fund
--------------------------------------------------------------------------------------------
   Minnesota Money Market Fund - Class A
      (Incept. Date 08/14/2000)                        1.35      2.40    1.10        1.42
--------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     2.77%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    2.80%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     2.74%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   2.78%

FUND CHARACTERISTICS 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             28 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                                                   8%
Municipal Demand Notes                                                      82%
Municipal Bonds                                                             10%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                   13%
2-14 days                                                                   72%
15-29 days                                                                   1%
30-59 days                                                                   8%
270 + days                                                                   6%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.60%.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B AND INVESTOR CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       07/01/1992

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                          6-Month*  1-Year  5-Year  10-Year
-------------------------------------------------------------------------------------------
   Money Market Fund - Class A (Incept. Date 07/01/1992)    2.17     3.88    1.67     3.30
-------------------------------------------------------------------------------------------
   Money Market Fund - Class B (Incept. Date 05/25/1995)    1.79     3.11    1.05     2.62
      INCLUDING SALES CHARGE                               (3.21)   (1.89)    .66     2.62
-------------------------------------------------------------------------------------------
   Money Market Fund - Investor Class
      (Incept. Date 04/11/2005)                             2.23     4.00    1.70     3.31
-------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE, BUT THE FUND'S CLASS B SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%. PERFORMANCE, INCLUDING SALES CHARGE, ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
                                              Class A   Class B   Investor Class
--------------------------------------------------------------------------------
   7-Day Current Yield                          4.60%     3.85%        4.71%
--------------------------------------------------------------------------------
   7-Day Compound Yield                         4.70%     3.92%        4.82%
--------------------------------------------------------------------------------
   30-Day Simple Yield                          4.58%     3.83%        4.69%
--------------------------------------------------------------------------------
   30-Day Compound Yield                        4.67%     3.90%        4.79%

FUND CHARACTERISTICS 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             26 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes                                          22%
Repurchase Agreements                                                       18%
Time Deposits                                                               15%
Commercial Paper                                                            34%
Certificates of Deposit                                                      4%
Corporate Bonds                                                              7%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                   30%
2-14 days                                                                   20%
15-29 days                                                                  19%
30-59 days                                                                  17%
60-89 days                                                                  12%
90-179 days                                                                  2%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.55%, 3.80%, and 4.38% for Class A, B, and Investor shares, respectively.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE MONEY MARKET FUND for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach Money Market Fund, its predecessor fund. Performance shown for the Class B shares for periods prior to November 8, 1999, reflects the performance of the Class S shares of the Stagecoach Money Market Fund, its predecessor fund. Performance shown for the Investor Class shares for the periods prior to April 11, 2005, reflects the performance of the Class A shares of the Fund, and includes fees and expenses that are not applicable and are higher than those of the Investor Class shares. The Class A shares annual returns are substantially similar to what the Investor Class shares returns would have been because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same fees and expenses.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       10/23/1986

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                     6-Month*   1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------
   Municipal Money Market Fund - Investor Class
      (Incept. Date 10/23/1986)                        1.48      2.65    1.51    2.55
---------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     3.01%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    3.05%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     2.98%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   3.02%

FUND CHARACTERISTICS 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             13 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                                                    7%
Municipal Demand Notes                                                       91%
Municipal Bonds                                                               2%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
Overnight                                                                    10%
2-14 days                                                                    82%
15-29 days                                                                    1%
30-59 days                                                                    4%
60-89 days                                                                    1%
90-179 days                                                                   1%
270 + days                                                                    1%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.61%.

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Municipal Money Market Fund, its predecessor fund.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       08/03/1993

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                     6-Month*   1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------
   National Tax-Free Money Market Fund - Class A
      (Incept. Date 07/28/2003)                        1.43      2.56    1.24     2.15
---------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     2.90%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    2.95%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     2.87%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   2.91%

FUND CHARACTERISTICS 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             19 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                                                   11%
Municipal Demand Notes                                                       84%
Municipal Bonds                                                               5%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                    14%
2-14 days                                                                    73%
15-29 days                                                                    2%
30-59 days                                                                    5%
60-89 days                                                                    3%
90-179 days                                                                   1%
270 + days                                                                    2%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.90%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND for the periods prior to July 28, 2003 reflects performance of the Fund's Service Class shares adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects the performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund, its predecessor fund.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       10/01/1985

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                     6-Month*   1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------
   Treasury Plus Money Market Fund - Class A
      (Incept. Date 07/28/2003)                        2.17      3.83    1.68     3.26
---------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     4.63%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    4.74%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     4.61%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   4.71%

FUND CHARACTERISTICS 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                              7 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                                                        90%
U.S. Treasury Bills                                                          10%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                    82%
2-14 days                                                                     8%
15-29 days                                                                    4%
30-59 days                                                                    1%
60-89 days                                                                    3%
90-179 days                                                                   2%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.63%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND for the periods prior to July 28, 2003, reflects performance of the Fund's Service Class shares adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class shares of the Stagecoach Treasury Plus Money Market Fund, its predecessor fund. Performance shown for the period prior to October 1, 1995, through September 6, 1996, reflects performance of the Pacific American U.S.Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S.Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       12/03/1990

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                     6-Month*   1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------
   100% Treasury Money Market Fund - Class A
      (Incept. Date 11/08/1999)                        2.06      3.63    1.57     3.10
---------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     4.39%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    4.48%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     4.34%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   4.43%

FUND CHARACTERISTICS 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             51 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                                                         100%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                    17%
15-29 days                                                                   16%
30-59 days                                                                   27%
60-89 days                                                                   24%
90-179 days                                                                  16%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.20%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND reflects performance of the Fund's Service Class shares, adjusted for Class A fees and expenses.

2 Fund characteristics, portfolio composition and maturity distribution are subject to change.

FUND EXPENSES (UNAUDITED)               WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning             Ending
                                                         Account              Account         Expenses          Net Annual
                                                          Value                Value         Paid During         Expense
                                                        03/01/2006          08/31/2006        Period(1)           Ratio
California Tax-Free Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund - Class A
Actual                                                  $ 1,000.00          $ 1,014.00           $3.30             0.65%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00          $ 1,021.93           $3.31             0.65%
Government Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Class A
Actual                                                  $ 1,000.00          $ 1,022.10           $3.31             0.65%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00          $ 1,021.93           $3.31             0.65%
Minnesota Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Minnesota Money Market Fund - Class A
Actual                                                  $ 1,000.00          $ 1,013.50           $4.06             0.80%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00          $ 1,021.17           $4.08             0.80%
Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund - Class A
Actual                                                  $ 1,000.00          $ 1,021.70           $3.87             0.76%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00          $ 1,021.37           $3.87             0.76%
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund - Class B
Actual                                                  $ 1,000.00          $ 1,017.90           $7.68             1.51%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00          $ 1,017.59           $7.68             1.51%
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund - Investor Class
Actual                                                  $ 1,000.00          $ 1,022.30           $3.31             0.65%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00          $ 1,021.93           $3.31             0.65%
Municipal Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund - Investor Class
Actual                                                  $ 1,000.00          $ 1,014.80           $3.25             0.64%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00          $ 1,021.98           $3.26             0.64%

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                        Beginning             Ending
                                                         Account              Account         Expenses          Net Annual
                                                          Value                Value         Paid During         Expense
                                                        03/01/2006          08/31/2006        Period(1)           Ratio
National Tax-Free Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Class A
Actual                                                  $ 1,000.00          $ 1,014.30           $3.30             0.65%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00          $ 1,021.93           $3.31             0.65%
Treasury Plus Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Class A
Actual                                                  $ 1,000.00          $ 1,021.70           $3.31             0.65%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00          $ 1,021.93           $3.31             0.65%
100% Treasury Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund - Class A
Actual                                                  $ 1,000.00          $ 1,020.60           $3.31             0.65%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00          $ 1,021.93           $3.31             0.65%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 91.10%

CALIFORNIA - 89.81%
$     1,330,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA
                   JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED
                   IRISH BANK PLC LOC)SS.+/-                                               3.33%      09/01/2036    $     1,330,000
     11,200,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)SS.+/-          3.41       07/15/2035         11,200,000
      6,965,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                   (HOUSING REVENUE LOC)SS.+/-                                             3.41       09/15/2032          6,965,000
     10,520,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)SS.+/-             3.43       03/15/2037         10,520,000
     17,000,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 (PORT OAKLAND CA
                   SERIES K) (OTHER REVENUE LOC, FGIC INSURED)SS.+/-++                     3.35       05/07/2008         17,000,000
      8,500,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.64       08/01/2013          8,500,000
      4,650,000    ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                   AMBAC INSURED)SS.+/-                                                    3.45       11/01/2034          4,650,000
      8,055,000    AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                   SERIES A (HOUSING REVENUE LOC)SS.+/-                                    3.35       09/15/2033          8,055,000
      7,655,000    ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                        3.44       08/01/2026          7,655,000
      5,300,000    ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT SERIES
                   C COLLATERALIZED BY FNMA (MFHR LOC)SS.+/-                               3.43       07/15/2033          5,300,000
      8,160,000    ANAHEIM CA PFA LEASE REVENUE FSA INSURED (OTHER REVENUE LOC)SS.+/-      3.45       09/01/2024          8,160,000
      6,800,000    AZUSA CA PACIFIC GLEN APARTMENTS PROJECT (MFHR, FNMA INSURED)
                   SS.+/-                                                                  3.31       07/15/2015          6,800,000
      2,600,000    BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C
                   (STATE & LOCAL GOVERNMENTS, AMBAC INSURED)SS.+/-                        3.26       04/01/2025          2,600,000
      2,610,000    BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C (TOLL
                   ROAD REVENUE, AMBAC INSURED)SS.+/-                                      3.26       04/01/2045          2,610,000
     17,650,000    BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                   PROJECT SERIES A (IDR LOC)SS.+/-                                        3.38       12/01/2028         17,650,000
      3,640,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER
                   DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                   FACILITIES REVENUE LOC)SS.+/-                                           3.30       12/01/2032          3,640,000
      2,520,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CERTIFICATES
                   SERIES 113 GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL
                   FACILITIES REVENUE LOC)SS.+/-                                           3.41       12/01/2027          2,520,000
      7,990,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA CLARA
                   UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL FACILITIES REVENUE
                   LOC)SS.+/-                                                              3.30       02/01/2032          7,990,000
     10,000,000    CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
                   BANQUE LOC)SS.+/-                                                       3.59       08/01/2040         10,000,000
     16,800,000    CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS
                   BANK LOC)SS.+/-                                                         3.39       02/01/2037         16,800,000
     15,000,000    CALIFORNIA HFA HOME MORTGAGE SERIES X2 (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.43       08/01/2031         15,000,000
     44,300,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING REVENUE
                   LOC)SS.+/-                                                              3.39       02/01/2023         44,300,000
      1,050,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING
                   REVENUE)SS.+/-                                                          3.39       02/01/2035          1,050,000
      9,900,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE
                   LOC)SS.+/-                                                              3.37       02/01/2032          9,900,000
     30,000,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE)
                   SS.+/-                                                                  3.39       02/01/2038         30,000,000
     12,265,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
                   (HOUSING REVENUE LOC)SS.+/-                                             3.39       02/01/2034         12,265,000
      4,500,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
                   LOC)SS.+/-                                                              3.45       02/01/2017          4,500,000
      5,360,000    CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE
                   LOC)SS.+/-                                                              3.39       08/01/2036          5,360,000
     15,690,000    CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                   WACHOVIA BANK NA LOC)SS.+/-                                             3.55       09/01/2025         15,690,000
     11,795,000    CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
                   WACHOVIA BANK NA LOC)SS.+/-                                             3.55       09/01/2025         11,795,000
      3,995,000    CALIFORNIA SERIES A (HFFA REVENUE LOC, MBIA INSURED)SS.+/-              3.50       09/01/2028          3,995,000
     14,275,000    CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.39       02/01/2022         14,275,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     2,025,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
                   HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE,
                   COMERICA BANK CA LOC)SS.+/-                                             3.45%      09/01/2024    $     2,025,000
      6,150,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
                   FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE LOC)
                   SS.+/-                                                                  3.32       07/01/2032          6,150,000
      5,045,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                   SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH
                   BANK PLC LOC)SS.+/-                                                     3.45       09/01/2025          5,045,000
      3,400,000    CALIFORNIA PCFA WADHAM ENERGY (PCR LOC)SS.+/-                           3.45       11/01/2017          3,400,000
      5,000,000    CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)SS.+/-       3.42       09/01/2017          5,000,000
     17,715,000    CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (GO - SCHOOL
                   DISTRICTS)                                                              4.50       07/06/2007         17,859,403
      3,610,000    CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE COP IMPORTANT
                   FINANCING PROJECT SERIES C (LEASE REVENUE LOC)SS.+/-                    3.30       07/01/2022          3,610,000
     43,490,000    CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-        3.27       07/01/2035         43,490,000
     43,965,000    CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-        3.27       07/01/2033         43,965,000
      7,200,000    CALIFORNIA SERIES K (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-        3.30       07/01/2033          7,200,000
      5,285,000    CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-             3.44       03/01/2024          5,285,000
     16,275,000    CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B2
                   (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-                           3.50       05/01/2034         16,275,000
      4,410,000    CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3
                   (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-                           3.46       12/01/2032          4,410,000
     23,985,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                   REVENUE)SS.+/-                                                          3.50       05/01/2022         23,985,000
     51,805,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                        3.30       05/01/2022         51,805,000
      8,925,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C11 (POWER
                   REVENUE, KBC BANK NV LOC)SS.+/-                                         3.27       05/01/2022          8,925,000
      9,350,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                   REVENUE, BANK OF NOVA SCOTIA LOC)SS.+/-                                 3.30       05/01/2022          9,350,000
     17,620,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C3 (ELECTRIC
                   REVENUE LOC, AMBAC INSURED)SS.+/-                                       3.30       05/01/2022         17,620,000
     28,650,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                   REVENUE, JPMORGAN LOC)SS.+/-                                            3.29       05/01/2022         28,650,000
      5,965,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
                   REVENUE LOC)SS.+/-                                                      3.27       05/01/2022          5,965,000
      7,200,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
                   REVENUE)SS.+/-                                                          3.30       05/01/2011          7,200,000
     33,485,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G13 (WATER
                   REVENUE)SS.+/-                                                          3.33       05/01/2018         33,485,000
     21,025,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G5 (WATER
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.25       05/01/2016         21,025,000
     38,535,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G6 (WATER
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.30       05/01/2017         38,535,000
     20,250,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G7 (WATER
                   REVENUE)SS.+/-                                                          3.27       05/01/2017         20,250,000
      5,735,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G8 (WATER
                   REVENUE, MBIA INSURED)SS.+/-                                            3.38       05/01/2018          5,735,000
     16,700,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G9 (WATER
                   REVENUE)SS.+/-                                                          3.30       05/01/2018         16,700,000
      3,490,000    CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)SS.+/-            3.44       12/01/2012          3,490,000
      4,200,000    CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY SERRA
                   MICROCHASSIS PROJECT (IDR, US BANK NA LOC)SS.+/-                        3.55       08/01/2027          4,200,000
     13,870,000    CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446 (ECONOMIC
                   DEVELOPMENT REVENUE LOC)SS.+/-                                          3.44       01/01/2012         13,870,000
     17,815,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C10 (SALES TAX REVENUE
                   LOC)SS.+/-                                                              3.32       07/01/2023         17,815,000
     12,950,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX REVENUE
                   LOC)SS.+/-                                                              3.30       07/01/2023         12,950,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    10,245,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C9 (SALES TAX
                   REVENUE, BANK OF NOVA SCOTIA)SS.+/-                                     3.50%      07/01/2023    $    10,245,000
      9,370,000    CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                   JPMC3 (OTHER REVENUE LOC)SS.+/-                                         3.55       06/01/2013          9,370,000
     15,705,000    CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.41       12/01/2019         15,705,000
      4,880,000    CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE &
                   UNIVERSITY REVENUE LOC)SS.+/-                                           3.44       11/01/2012          4,880,000
      4,700,000    CALIFORNIA STATE PUTTERS SERIES 142 (GO - STATES, TERRITORIES
                   LOC, FGIC INSURED)SS.+/-                                                3.44       12/01/2029          4,700,000
      5,540,000    CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
                   REVENUE, FGIC INSURED)SS.+/-                                            3.44       07/01/2014          5,540,000
      5,900,000    CALIFORNIA STATE SERIES 1320 (COLLEGE & UNIVERSITY REVENUE,
                   AMBAC INSURED)SS.+/-                                                    3.44       11/01/2026          5,900,000
      7,000,000    CALIFORNIA STATE SERIES A SUBSERIES A3 (OTHER REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.37       05/01/2040          7,000,000
     37,085,000    CALIFORNIA STATE SERIES B3 (GO - STATES, TERRITORIES LOC)SS.+/-         3.32       05/01/2033         37,085,000
      6,051,000    CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A-6
                   (PROPERTY TAX REVENUE LOC)SS.+/-                                        3.30       05/01/2034          6,051,000
      5,800,000    CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-4
                   (PROPERTY TAX REVENUE LOC)SS.+/-                                        3.30       05/01/2034          5,800,000
     46,675,000    CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-5
                   (PROPERTY TAX REVENUE LOC)SS.+/-                                        3.27       05/01/2034         46,675,000
      2,155,000    CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                   INSURED)SS.+/-                                                          3.40       07/01/2027          2,155,000
      6,270,000    CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)SS.+/-      3.43       07/01/2027          6,270,000
      2,505,000    CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                   REVENUE, FNMA INSURED)SS.+/-                                            3.47       12/15/2034          2,505,000
      8,500,000    CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING
                   REVENUE, CITIBANK NA LOC)SS.+/-                                         3.46       07/01/2038          8,500,000
      5,580,000    CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
                   BANK NA LOC)SS.+/-                                                      3.55       11/01/2031          5,580,000
     18,110,000    CALIFORNIA STATEWIDE CDA LIVERMORE VY ARTS CENTER PROJECT (OTHER
                   REVENUE, BANK OF NEW YORK LOC)SS.+/-                                    3.27       12/01/2036         18,110,000
      5,500,000    CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
                   FNMA INSURED (HOUSING REVENUE LOC)SS.+/-                                3.32       11/15/2036          5,500,000
     10,000,000    CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
                   LOC)SS.+/-                                                              3.43       06/15/2038         10,000,000
     15,090,000    CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT CSS.+/-                3.46       01/20/2031         15,090,000
      2,900,000    CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                   (HOUSING REVENUE LOC)SS.+/-                                             3.48       12/01/2011          2,900,000
      3,985,000    CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                   COLLATERALIZED BY FNMA (MFHR LOC)SS.+/-                                 3.43       10/15/2030          3,985,000
      7,060,000    CALIFORNIA STATEWIDE CDA MFHR LORENA TERRACE SERIES DDD
                   (CITIBANK LOC)SS.+/-                                                    3.46       12/01/2036          7,060,000
      8,640,000    CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y (MFHR,
                   FNMA INSURED)SS.+/-                                                     3.43       10/15/2030          8,640,000
     15,555,000    CALIFORNIA STATEWIDE CDA PROSPECT SIERRA SCHOOL (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)SS.+/-                                           3.30       09/01/2036         15,555,000
     21,500,000    CALIFORNIA STATEWIDE CDA SERIES A1 (OTHER REVENUE)                      4.50       06/29/2007         21,655,749
     21,500,000    CALIFORNIA STATEWIDE CDA SERIES A4 RIVERSIDE COUNTY (OTHER
                   REVENUE)                                                                4.50       06/29/2007         21,660,976
      4,250,000    CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q (HOUSING
                   REVENUE, CITIBANK NA LOC)SS.+/-                                         3.46       10/01/2038          4,250,000
     16,065,000    CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED
                   BY FNMA (MFHR LOC)SS.+/-                                                3.43       10/15/2026         16,065,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     3,290,000    CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
                   INCREMENTAL REVENUE LOC)SS.+/-                                          3.44%      10/01/2019    $     3,290,000
      5,185,000    COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
                   (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)SS.+/-         3.42       09/01/2036          5,185,000
      5,100,000    COLTON CA REDEVELOPMENT AGENCY COP LAS PALOMAS ASSOCIATION
                   PROJECT CITY NATIONAL BANK LOC (IDR LOC)SS.+/-                          3.30       11/01/2015          5,100,000
      2,100,000    CONCORD CA MFHR (OTHER REVENUE LOC)SS.+/-                               3.37       12/01/2016          2,100,000
     16,790,000    CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CERTIFICATES SERIES
                   A (HOUSING REVENUE LOC)SS.+/-                                           3.45       12/01/2015         16,790,000
      9,030,000    CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS SERIES I
                   (MFHR, FNMA INSURED)SS.+/-                                              3.43       07/15/2032          9,030,000
      2,000,000    CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC)SS.+/-                 3.37       10/15/2033          2,000,000
      7,200,000    CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                   SERIES H COLLATERALIZED BY FNMA (MFHR LOC)SS.+/-                        3.35       10/15/2029          7,200,000
      2,000,000    CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                   REMARKETED 09/28/94 (MFHR LOC)SS.+/-                                    3.34       11/15/2022          2,000,000
      3,855,000    CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                       3.44       03/01/2011          3,855,000
      4,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES SERIES 970503 (CALIFORNIA
                   STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
                   (LEASE REVENUE LOC)SS.+/-                                               3.45       09/01/2017          4,000,000
      6,355,000    EAST BAY CA MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
                   (WATER & WASTEWATER AUTHORITY REVENUE LOC)SS.+/-                        3.44       06/01/2020          6,355,000
      5,000,000    FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                   INSURED)SS.+/-                                                          3.43       08/15/2026          5,000,000
      3,500,000    FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-       3.38       09/01/2030          3,500,000
     11,150,000    FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER REVENUE
                   LOC)SS.+/-                                                              3.30       09/01/2025         11,150,000
      4,800,000    GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY (PROPERTY TAX
                   REVENUE, FGIC INSURED)SS.+/-                                            3.44       09/01/2024          4,800,000
      4,000,000    HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED
                   03/17/94 (MFHR LOC)SS.+/-                                               3.38       07/15/2014          4,000,000
      6,450,000    HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A US
                   BANK NA LOC (HOUSING REVENUE LOC)SS.+/-                                 3.55       08/01/2032          6,450,000
      1,000,000    HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
                   FHLMC (MFHR LOC)SS.+/-                                                  3.35       01/01/2025          1,000,000
     13,085,000    HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                   (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                   3.32       06/01/2033         13,085,000
      5,500,000    LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                   PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                            3.35       12/01/2026          5,500,000
      4,720,000    LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)SS.+/-           3.46       05/15/2017          4,720,000
     11,640,000    LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399 (PROPERTY
                   TAX REVENUE, FGIC INSURED)SS.+/-                                        3.41       05/01/2030         11,640,000
      7,490,000    LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)SS.+/-                  3.46       05/15/2020          7,490,000
      2,560,000    LONG BEACH CA HARBOR REVENUE FLOATS PT 2756 (AIRPORT REVENUE
                   LOC)SS.+/-                                                              3.46       05/15/2025          2,560,000
      2,800,000    LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                   LOC)SS.+/-                                                              3.46       05/15/2019          2,800,000
      2,135,000    LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
                   FGIC INSURED)SS.+/-                                                     3.44       05/15/2020          2,135,000
      3,850,000    LOS ANGELES CA COMMUNITY RDA (LEASE REVENUE, AMBAC INSURED)SS.+/-       3.44       09/01/2030          3,850,000
      3,325,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)SS.+/-                                                      3.30       04/01/2030          3,325,000
     14,690,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR WILSHIRE
                   STATION APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                 3.57       10/15/2038         14,690,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     6,725,000    LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                    3.37%      08/15/2021    $     6,725,000
      2,000,000    LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
                   AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS LOC)
                   SS.+/-                                                                  3.30       05/15/2020          2,000,000
      6,995,000    LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION RECEIPTS
                   CLASS F SERIES 7 MBIA INSURED (HARBOR DEPARTMENT REVENUE LOC)
                   SS.+/-                                                                  3.43       11/01/2026          6,995,000
      5,300,000    LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF
                   AMERICA NT & SA LOC (MFHR LOC)SS.+/-                                    3.32       07/01/2015          5,300,000
     16,000,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK
                   NA LOC)SS.+/-                                                           3.27       07/01/2035         16,000,000
      8,875,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)SS.+/-          3.27       07/01/2035          8,875,000
     19,095,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)SS.+/-      3.27       07/01/2035         19,095,000
      4,520,000    LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER REVENUE,
                   FGIC INSURED)SS.+/-                                                     3.44       02/01/2019          4,520,000
     14,930,000    LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)SS.+/-          3.41       06/01/2026         14,930,000
     12,230,000    LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                   LOC)SS.+/-                                                              3.44       01/01/2009         12,230,000
      7,650,000    LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)SS.+/-                       3.27       07/01/2035          7,650,000
     38,630,000    LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL
                   DE FRANCE LOC)SS.+/-                                                    3.32       07/01/2035         38,630,000
     25,825,000    LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                              4.50       06/29/2007         25,981,129
      7,320,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                   LOC)SS.+/-                                                              3.44       01/01/2011          7,320,000
      6,155,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-           3.44       01/01/2010          6,155,000
      3,985,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-           3.44       07/01/2022          3,985,000
      4,970,000    LOS ANGELES CA USD MERLOTS SERIES B12 (GO - SCHOOL DISTRICTS
                   LOC)SS.+/-                                                              3.44       01/01/2027          4,970,000
     17,650,000    LOS ANGELES CA USD TRAN SERIES A (OTHER REVENUE)                        4.25       10/18/2006         17,661,998
      5,995,000    LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                   (WATER REVENUE LOC)SS.+/-                                               3.44       01/01/2009          5,995,000
     31,900,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                   REVENUE LOC)SS.+/-                                                      3.60       09/01/2030         31,900,000
     15,075,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                   APARTMENTS-B (HOUSING REVENUE LOC)SS.+/-                                3.49       06/01/2010         15,075,000
      6,700,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B1 (WATER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                        3.27       07/01/2020          6,700,000
      5,625,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES B4 (WATER REVENUE, NATIONSBANK NA LOC)SS.+/-             3.25       07/01/2035          5,625,000
     27,670,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES C (WATER REVENUE LOC)SS.+/-                              3.44       07/01/2027         27,670,000
     10,000,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B2 (WATER
                   REVENUE LOC)SS.+/-                                                      3.27       07/01/2020         10,000,000
      9,800,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES C2 (WATER REVENUE LOC)SS.+/-                             3.27       07/01/2030          9,800,000
     58,105,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                   REVENUE SERIES C3 (WATER REVENUE LOC)SS.+/-                             3.25       07/01/2030         58,105,000
     11,100,000    MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                   SERIES SG 66 (ELECTRIC REVENUE LOC, MBIA INSURED)SS.+/-                 3.43       10/01/2015         11,100,000
      5,995,000    MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE
                   REVENUE LOC)SS.+/-                                                      3.41       09/01/2029          5,995,000
      9,500,000    MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT (OTHER
                   REVENUE,MBIA INSURED)SS.+/-                                             3.44       07/01/2017          9,500,000
      6,350,000    MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE
                   SUBORDINATE LIEN SERIES B (POWER REVENUE LOC)SS.+/-                     3.27       07/01/2022          6,350,000
     24,200,000    MT. DIABLO CA USD (PROPERTY TAX REVENUE)                                4.25       10/27/2006         24,246,151
      5,280,000    NORTHERN CALIFORNIA TRANSMISSION AGENCY SERIES A (UTILITIES
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.30       05/01/2024          5,280,000
      3,340,000    OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT
                   SERIES B (POWER REVENUE LOC)SS.+/-                                      3.27       07/01/2033          3,340,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    16,000,000    OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A
                   (HOUSING REVENUE LOC)SS.+/-                                             3.27%      07/01/2033    $    16,000,000
      8,625,000    OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)SS.+/-                      3.44       06/15/2021          8,625,000
     10,762,000    OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                   SERIES C1 (LEASE REVENUE LOC)SS.+/-                                     3.35       02/01/2025         10,762,000
     26,155,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT PROJECT
                   SERIES C (HOUSING REVENUE, FHLMC INSURED)SS.+/-                         3.35       12/01/2029         26,155,000
      6,375,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES A
                   (HOUSING REVENUE)SS.+/-                                                 3.49       11/01/2009          6,375,000
      4,000,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
                   PROJECT FNMA LOC (HOUSING REVENUE LOC)SS.+/-                            3.35       11/15/2028          4,000,000
      9,000,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A PUTTABLE
                   FHLMC LOC (HOUSING REVENUE LOC)SS.+/-                                   3.35       12/01/2006          9,000,000
      9,449,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                   POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)SS.+/-                    3.35       12/01/2022          9,449,000
        500,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                   (HOUSING REVENUE LOC)SS.+/-                                             3.35       11/15/2028            500,000
      2,302,500    ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032
                   (SEWER REVENUE LOC)SS.+/-                                               3.41       02/01/2033          2,302,500
      4,260,000    ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
                   SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE LOC)SS.+/-             3.38       11/01/2014          4,260,000
     17,000,000    ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
                   SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)SS.+/-                 3.38       11/01/2014         17,000,000
     20,515,000    ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS
                   TSB BANK PLC LOC)SS.+/-                                                 3.25       08/01/2042         20,515,000
      6,600,000    OXNARD CA FINANCING AUTHORITY SERIES B (LEASE REVENUE, AMBAC
                   INSURED)SS.+/-                                                          3.38       06/01/2033          6,600,000
     12,680,000    PARAMOUNT CA USD COP (LEASE REVENUE, FIRST SECURITY BANK LOC)
                   SS.+/-                                                                  3.27       09/01/2031         12,680,000
      9,515,000    PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                   APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)SS.+/-               3.32       12/15/2033          9,515,000
      7,845,000    PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)SS.+/-                                                              3.44       09/01/2024          7,845,000
      5,435,000    PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)SS.+/-                                                              3.44       09/01/2026          5,435,000
      8,550,000    PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES A
                   (TAX ALLOCATION REVENUE LOC)SS.+/-                                      3.45       09/01/2035          8,550,000
      5,480,000    PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX REVENUE,
                   MBIA INSURED)SS.+/-                                                     3.44       02/01/2013          5,480,000
      4,895,000    PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)SS.+/-                3.46       05/01/2008          4,895,000
      7,285,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                   (TRANSPORTATION REVENUE LOC)SS.+/-                                      3.46       05/01/2010          7,285,000
      5,455,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
                   REVENUE LOC, FGIC INSURED)SS.+/-                                        3.43       11/01/2021          5,455,000
      4,245,000    POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
                   2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC)SS.+/-                    3.44       06/15/2020          4,245,000
      5,100,000    POWAY CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                 3.44       08/01/2008          5,100,000
      8,000,000    POWAY CA USD COP (LEASE REVENUE LOC)SS.+/-                              3.27       06/01/2029          8,000,000
      5,305,000    REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.44       01/01/2011          5,305,000
      8,900,000    REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)SS.+/-                3.35       10/15/2034          8,900,000
      2,545,000    REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
                   REDEVELOPMENT PROJECT ALLIED IRISH BANK PLC LOC (PROPERTY TAX
                   REVENUE LOC)SS.+/-                                                      3.32       07/01/2030          2,545,000
      2,270,000    RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                   (SPECIAL TAX REVENUE LOC, KBC BANK LOC)SS.+/-                           3.33       09/01/2014          2,270,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     3,600,000    RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR LOC)
                   SS.+/-                                                                  3.39%      07/05/2014    $     3,600,000
      8,300,000    ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (SACRAMENTO COUNTY
                   CA SANITATION DISTRICT FINANCING AUTHORITY) (SEWER REVENUE, FGIC
                   INSURED)SS.+/-                                                          3.40       12/01/2025          8,300,000
      7,000,000    SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
                   (HOUSING REVENUE, FNMA INSURED)SS.+/-                                   3.43       09/15/2036          7,000,000
     24,700,000    SACRAMENTO CA USD COP FSA INSURED (GO - SCHOOL DISTRICTS LOC)
                   SS.+/-                                                                  3.32       03/01/2031         24,700,000
      7,000,000    SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES I
                   (HOUSING REVENUE LOC)SS.+/-                                             3.43       05/15/2034          7,000,000
      6,300,000    SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                   SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-             3.43       05/15/2029          6,300,000
      5,000,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                   INSURED)SS.+/-                                                          3.35       07/15/2029          5,000,000
      6,000,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                   APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                         3.43       02/15/2033          6,000,000
      7,750,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                   CLASS A (SEWER REVENUE, AMBAC INSURED)SS.+/-                            3.45       12/01/2035          7,750,000
      6,280,000    SAN BERNARDINO CA COMMUNITY COLLEGE DISTRICT FLOATS 1850
                   (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                              3.44       02/01/2011          6,280,000
      6,115,000    SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                   SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-             3.35       05/15/2029          6,115,000
      5,600,000    SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
                   COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-                      3.35       05/15/2029          5,600,000
      1,670,000    SAN DIEGO CA (WATER REVENUE, FGIC INSURED)SS.+/-                        3.44       08/01/2024          1,670,000
     43,000,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES A (OTHER
                   REVENUE)                                                                4.50       07/27/2007         43,298,214
     10,750,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES B (PROPERTY
                   TAX REVENUE)                                                            4.50       07/27/2007         10,822,735
     14,825,000    SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                   COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-                      3.43       01/15/2033         14,825,000
      5,310,000    SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                   SERIES B (HOUSING REVENUE LOC)SS.+/-                                    3.43       01/15/2035          5,310,000
     30,820,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                    3.46       02/15/2026         30,820,000
      7,415,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                    3.46       02/15/2026          7,415,000
     52,435,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                    3.46       02/15/2026         52,435,000
     19,130,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE
                   SERIES SG 130 (WATER & SEWER REVENUE LOC)SS.+/-                         3.43       05/15/2029         19,130,000
      6,215,000    SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE
                   LOC)SS.+/-                                                              3.41       07/01/2027          6,215,000
     11,580,000    SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
                   LOC)SS.+/-                                                              3.44       07/01/2022         11,580,000
     25,000,000    SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                   4.50       07/24/2007         25,171,868
      3,957,500    SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
                   REVENUE, MBIA INSURED)SS.+/-                                            3.42       11/01/2010          3,957,500
     10,670,000    SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                   CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER
                   REVENUE LOC)SS.+/-                                                      3.44       10/01/2022         10,670,000
      1,400,000    SAN FRANCISCO CA CITY & COUNTY RDA ANTONIA MANOR APARTMENTS
                   (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                                3.36       12/01/2033          1,400,000
      8,000,000    SAN FRANCISCO CA CITY & COUNTY RDA COMMUNITY FACILITIES DISTRICT
                   HUNTERS POINT SERIES A (TAX REVENUE, KBC BANK NV LOC)SS.+/-             3.33       08/01/2036          8,000,000
      6,555,000    SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.32       02/01/2037          6,555,000
      8,100,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                   3.42       08/01/2035          8,100,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     2,580,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX INCREMENTAL
                   REVENUE LOC)SS.+/-                                                      3.44%      08/01/2011    $     2,580,000
      6,857,500    SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                   SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)SS.+/-                 3.41       08/01/2027          6,857,500
      2,200,000    SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B PUTTABLE
                   (SECURITY PACIFIC NATIONAL LOC)SS.+/-                                   3.30       10/01/2007          2,200,000
      8,750,000    SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-        3.45       08/01/2038          8,750,000
      6,510,000    SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
                   INSURED (TAX INCREMENTAL REVENUE LOC)SS.+/-                             3.44       02/01/2011          6,510,000
      6,510,000    SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
                   INSURED (TAX INCREMENTAL REVENUE LOC)SS.+/-                             3.44       08/01/2011          6,510,000
      5,900,000    SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
                   SERIES A COLLATERALIZED BY FNMA (MFHR LOC)SS.+/-                        3.35       12/15/2025          5,900,000
     11,400,000    SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
                   (MFHR LOC, FGIC INSURED)SS.+/-                                          3.38       11/15/2017         11,400,000
      6,770,000    SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   MBIA INSURED)SS.+/-                                                     3.44       08/01/2025          6,770,000
      6,140,000    SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                   REVENUE, FGIC INSURED)SS.+/-                                            3.44       08/01/2021          6,140,000
     10,000,000    SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)SS.+/-      3.35       06/01/2010         10,000,000
      6,150,000    SIMI VALLEY CA SERIES A (MFHR LOC)SS.+/-                                3.35       07/01/2023          6,150,000
     12,450,000    SONOMA COUNTY CA TRAN (OTHER REVENUE)                                   4.25       10/16/2006         12,470,132
     19,850,000    SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
                   FGIC INSURED)SS.+/-                                                     3.38       11/01/2035         19,850,000
      5,315,000    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE
                   SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)SS.+/-                       3.44       07/01/2011          5,315,000
      4,900,000    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                   REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)SS.+/-              3.26       07/01/2019          4,900,000
      6,100,000    UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480
                   MBIA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                 3.41       09/01/2022          6,100,000
      3,865,000    UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY REVENUE
                   LOC)SS.+/-                                                              3.44       05/15/2033          3,865,000
      7,000,000    UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY
                   REVENUE,FIRST SECURITY BANK LOC)SS.+/-                                  3.41       05/15/2035          7,000,000
      7,750,000    VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE
                   LOC)SS.+/-                                                              3.35       05/15/2029          7,750,000
     25,900,000    VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                           4.50       07/02/2007         26,066,341
     21,225,000    VERNON CA NATURAL GAS FINANCING VERNON GAS PROJECT SERIES B
                   (OTHER REVENUE, MBIA INSURED)SS.+/-                                     3.27       08/01/2021         21,225,000
      6,605,000    VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.44       12/01/2019          6,605,000
      5,480,000    YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                   Revenue)SS.+/-                                                                                     2,600,544,196
                                                                                                                    ---------------

PUERTO RICO - 1.29%
      7,200,000    EAGLE TAX-EXEMPT CERTIFICATES TRUST 20015101 CLASS A (PUERTO
                   RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY) (OTHER
                   REVENUE LOC)SS.+/-                                                      3.46       10/01/2034          7,200,000
     19,000,000    PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                            3.40       07/01/2029         19,000,000
      4,995,000    PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                   SERIES 86 (SALES TAX REVENUE LOC)SS.+/-                                 3.41       07/01/2015          4,995,000
      6,135,000    PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                   SERIES 416 FSA LOC (LEASE REVENUE LOC)SS.+/-                            3.41       07/01/2021          6,135,000
                                                                                                                         37,330,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,637,874,196)                                                                   2,637,874,196
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COMMERCIAL PAPER - 8.50%
$    39,745,000    CALIFORNIA STATEWIDE CDA                                                3.40%      09/06/2006    $    39,745,000
     33,650,000    CALIFORNIA STATEWIDE CDA SERIES 05-B                                    3.40       09/06/2006         33,650,000
     26,400,000    GOLDEN GATE BRIDGE                                                      3.50       10/16/2006         26,400,000
      1,000,000    LOS ANGELES METROPOLITAN TRANSPORTATION                                 3.42       09/07/2006          1,000,000
      2,000,000    LOS ANGELES METROPOLITAN TRANSPORTATION                                 3.56       09/07/2006          2,000,000
      7,500,000    LOS ANGELES METROPOLITAN TRANSPORTATION                                 3.59       09/07/2006          7,500,000
     25,280,000    PORT OF OAKLAND CA                                                      3.50       11/01/2006         25,280,000
     19,700,000    RIVERSIDE COUNTY TEETER FINANCE                                         3.52       09/15/2006         19,700,000
     10,500,000    SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                3.53       09/14/2006         10,500,000
     11,000,000    SAN JOAQUIN TRANSPORTATION AUTHORITY                                    3.40       09/06/2006         11,000,000
     18,045,000    UNIVERSITY OF CALIFORNIA                                                3.57       09/07/2006         18,045,000
     28,500,000    UNIVERSITY OF CALIFORNIA                                                3.52       09/15/2006         28,500,000
     22,820,000    UNIVERSITY OF CALIFORNIA                                                3.52       10/18/2006         22,820,000

TOTAL COMMERCIAL PAPER (COST $246,140,000)                                                                              246,140,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES (COST $2,884,014,196)*    99.60%                                                    $ 2,884,014,196

OTHER ASSETS AND LIABILITIES, NET                          0.40                                                          11,459,188
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 2,895,473,384
                                                         ======                                                     ===============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    GOVERNMENT  MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 8.61%

FEDERAL HOME LOAN BANK - 1.18%
$    80,446,000    FHLB^                                                                  5.22%       11/01/2006    $    79,735,137
     95,250,000    FHLB^                                                                  5.22        11/03/2006         94,380,725

                                                                                                                        174,115,862
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.79%
    121,853,000    FHLMC^                                                                 4.82        09/19/2006        121,559,332
    100,000,000    FHLMC^                                                                 4.89        10/03/2006         99,565,333
    100,000,000    FHLMC^                                                                 4.93        10/10/2006         99,465,917
     50,000,000    FHLMC^                                                                 5.01        10/10/2006         49,728,625
     50,000,000    FHLMC^                                                                 5.00        11/07/2006         49,534,629
     97,416,000    FHLMC^                                                                 5.22        11/07/2006         96,469,604
    120,000,000    FHLMC^                                                                 5.04        11/21/2006        118,639,200
     50,000,000    FHLMC^                                                                 5.11        12/05/2006         49,325,764
     23,800,000    FHLMC^                                                                 5.16        02/13/2007         23,237,130

                                                                                                                        707,525,534
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.64%
     54,738,000    FNMA^                                                                  4.87        09/20/2006         54,597,308
     37,415,000    FNMA^                                                                  5.29        10/02/2006         37,244,564
     29,541,000    FNMA^                                                                  5.29        10/02/2006         29,406,433
    162,500,000    FNMA^                                                                  5.37        10/10/2006        161,554,656
    109,083,000    FNMA^                                                                  5.23        11/01/2006        108,116,313

                                                                                                                        390,919,274
                                                                                                                    ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,272,560,670)                                                                   1,272,560,670
                                                                                                                    ---------------

AGENCY NOTES - INTEREST BEARING - 20.94%

FEDERAL FARM CREDIT BANK - 3.74%
     15,000,000    FFCB+/-                                                                5.21        03/20/2007         14,999,510
     41,500,000    FFCB+/-                                                                5.18        03/22/2007         41,490,657
     61,250,000    FFCB+/-                                                                5.27        05/15/2007         61,258,990
    100,000,000    FFCB+/-                                                                5.31        06/01/2007         99,977,971
     50,000,000    FFCB+/-                                                                5.27        07/27/2007         50,011,611
     50,000,000    FFCB+/-                                                                5.17        11/13/2007         49,970,744
     75,000,000    FFCB+/-SS.                                                             5.23        01/24/2008         74,969,623
    160,000,000    FFCB+/-SS.                                                             4.98        06/16/2008        159,914,967

                                                                                                                        552,594,073
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK - 7.36%
    135,025,000    FHLB                                                                   2.88        09/15/2006        134,919,356
     25,500,000    FHLB                                                                   2.70        09/29/2006         25,465,063
    114,870,000    FHLB                                                                   2.63        10/16/2006        114,521,730
    162,000,000    FHLB+/-                                                                5.19        12/13/2006        161,981,964
     30,000,000    FHLB                                                                   3.75        01/16/2007         29,888,282
     54,320,000    FHLB                                                                   5.38        02/15/2007         54,307,187
    200,000,000    FHLB+/-                                                                5.13        06/08/2007        199,941,027
     16,000,000    FHLB+/-                                                                5.35        07/06/2007         15,997,398

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FEDERAL HOME LOAN BANK (CONTINUED)
$   200,000,000    FHLB+/-SS.                                                             5.35%       01/10/2008    $   199,869,004
    150,000,000    FHLB+/-SS.                                                             5.37        01/17/2008        149,917,897

                                                                                                                      1,086,808,908
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.57%
     47,542,000    FHLMC                                                                  3.75        11/15/2006         47,370,691
     22,990,000    FHLMC                                                                  2.88        12/15/2006         22,860,532
    110,000,000    FHLMC+/-                                                               5.30        06/22/2007        109,969,771
     50,000,000    FHLMC+/-                                                               5.25        09/17/2007         49,969,679
    150,000,000    FHLMC+/-                                                               5.18        09/27/2007        149,919,024

                                                                                                                        380,089,697
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.27%
    110,000,000    FNMA+/-                                                                5.29        09/07/2006        109,999,885
    125,000,000    FNMA                                                                   2.81        09/28/2006        124,783,952
     46,937,000    FNMA                                                                   3.05        10/13/2006         46,841,651
     59,142,000    FNMA                                                                   4.00        10/16/2006         59,076,944
     47,440,000    FNMA                                                                   4.06        10/27/2006         47,355,513
    118,569,000    FNMA                                                                   2.63        11/15/2006        117,994,450
     23,700,000    FNMA                                                                   3.00        11/22/2006         23,603,695
     75,000,000    FNMA                                                                   3.00        12/15/2006         74,510,273
     39,000,000    FNMA                                                                   3.38        12/15/2006         38,834,888
     19,000,000    FNMA+/-                                                                5.31        12/22/2006         18,997,716
    127,720,000    FNMA                                                                   3.55        01/12/2007        126,865,952
    150,000,000    FNMA+/-                                                                5.28        06/21/2007        149,947,405
    135,000,000    FNMA+/-SS.                                                             5.33        12/28/2007        134,896,564

                                                                                                                      1,073,708,888
                                                                                                                    ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,093,201,566)                                                           3,093,201,566
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 70.57%
  3,400,000,000    BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $3,400,498,667)                                        5.28        09/01/2006      3,400,000,000
  2,702,199,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $2,702,595,323)                                        5.28        09/01/2006      2,702,199,000
    500,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $500,073,333)                                          5.28        09/01/2006        500,000,000
    800,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $800,117,556)                                          5.29        09/01/2006        800,000,000
  1,250,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $1,250,182,639)                                        5.26        09/06/2006      1,250,000,000
    850,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $850,124,667)                                          5.28        09/01/2006        850,000,000
    500,000,000    HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $500,073,472)                                          5.29        09/01/2006        500,000,000
    425,000,000    UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $425,062,097)                                          5.26        09/01/2006        425,000,000

TOTAL REPURCHASE AGREEMENTS (COST $10,427,199,000)                                                                   10,427,199,000
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $14,792,961,236)*                            100.12%                                                          $14,792,961,236

OTHER ASSETS AND LIABILITIES, NET                   (0.12)                                                              (17,656,940)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $14,775,304,296
                                                   ======                                                           ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 91.41%

MINNESOTA - 91.41%

$     1,225,000    BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                   INSURED)SS.+/-                                                         3.42%       01/01/2035    $     1,225,000
        510,000    CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE FACILITIES
                   REVENUE, BANK OF NEW YORK LOC)SS.+/-                                   3.57        11/01/2035            510,000
      3,620,000    CHAMPLIN MN (HOUSING REVENUE, MERRILL LYNCH CAPITAL SERVICES
                   LOC)SS.+/-                                                             3.54        09/01/2042          3,620,000
        585,000    COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                   NATIONAL BANK NA LOC)SS.+/-                                            3.44        06/01/2013            585,000
      1,095,000    DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR, FHLMC
                   INSURED)SS.+/-                                                         3.46        12/01/2022          1,095,000
      1,350,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A (MINNESOTA
                   STATE) (PROPERTY TAX REVENUE)SS.+/-                                    3.46        10/01/2019          1,350,000
      1,085,000    EAST CENTRAL MN INDEPENDENT SCHOOL DISTRICT #2580
                   (PROPERTY TAX REVENUE)                                                 4.50        08/06/2007          1,092,025
      1,600,000    EAST GRAND FORKS MN INDEPENDENT SCHOOL DISTRICT #595 (PROPERTY
                   TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                   4.50        08/27/2007          1,609,818
      1,720,000    EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)SS.+/-                  3.45        12/01/2029          1,720,000
      3,000,000    ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183 (PROPERTY
                   TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                            3.45        02/01/2021          3,000,000
        865,000    HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                   (MFHR, LASALLE NATIONAL BANK NA LOC)SS.+/-                             3.47        04/15/2035            865,000
      1,500,000    LAKE CRYSTAL MN WELLCOME MEMORIAL AREA SCHOOLS INDEPENDENT SCHOOL
                   DISTRICT SERIES A (OTHER REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                   INSURED)                                                               4.50        08/13/2007          1,509,948
        115,000    MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE NATIONAL
                   BANK NA LOC)SS.+/-                                                     3.62        05/01/2027            115,000
      1,620,000    MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                   LOC)SS.+/-                                                             3.42        03/01/2029          1,620,000
      1,000,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                  3.49        01/01/2013          1,000,000
      3,570,000    MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA
                   LOC)SS.+/-                                                             3.47        10/01/2032          3,570,000
        675,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES A (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-          3.40        11/15/2032            675,000
      1,895,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES B
                   (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                              3.40        11/15/2026          1,895,000
      3,310,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES B
                   (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-                   3.38        11/15/2029          3,310,000
      2,795,000    MINNEAPOLIS MN WOMAN'S CLUB OF MINNEAPOLIS PROJECT (OTHER REVENUE,
                   BREMER BANK LOC)SS.+/-                                                 3.52        05/01/2023          2,795,000
      4,420,000    MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS 2003-B06
                   (PCR LOC)SS.+/-                                                        3.45        03/01/2021          4,420,000
      1,990,000    MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                   PROGRAM CERTIFICATES
                   (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                4.00        09/12/2006          1,990,608
      2,865,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY SCHOLASTICA
                   SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-           3.57        12/01/2034          2,865,000
      1,940,000    MINNESOTA STATE RESIDENTIAL HOUSING SERIES B (HOUSING REVENUE, GO
                   OF AUTHORITY)SS.+/-                                                    3.45        01/01/2033          1,940,000
      1,510,000    MINNESOTA STATE RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE, GO
                   OF AUTHORITY)SS.+/-                                                    3.45        01/01/2035          1,510,000
        700,000    MINNESOTA STATE RESIDENTIAL HOUSING SERIES J (HOUSING REVENUE, GO
                   OF AUTHORITY)SS.+/-                                                    3.45        07/01/2033            700,000
      1,100,000    MINNESOTA STATE SERIES 1421 (PROPERTY TAX REVENUE, JPMORGAN CHASE
                   BANK LOC)SS.+/-                                                        3.45        06/01/2014          1,100,000
      2,605,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.40        10/01/2021          2,605,000
      2,570,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.40        04/01/2027          2,570,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$     3,025,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE,
                   BANK OF NEW YORK LOC)SS.+/-                                            3.40%       10/01/2032    $     3,025,000
      3,100,000    MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
                   LOC)SS.+/-                                                             3.67        05/01/2026          3,100,000
      3,120,000    NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT (MFHR LOC)SS.+/-      3.47        07/15/2032          3,120,000
      1,900,000    NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEM REVENUE
                   (POWER REVENUE LOC)SS.+/-                                              3.45        01/01/2013          1,900,000
        525,000    OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE,
                   FHLMC)SS.+/-                                                           3.42        11/01/2035            525,000
      1,040,000    PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK NA
                   LOC)SS.+/-                                                             3.62        10/01/2010          1,040,000
      1,160,000    ROCORI AREA SCHOOLS MN INDEPENDENT SCHOOL DISTRICT #750 SERIES A
                   (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         4.00        09/01/2006          1,160,000
      3,745,000    SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC)SS.+/-     3.46        01/01/2030          3,745,000
      1,450,000    SIBLEY MN EAST SCHOOL DISTRICT #2310 (OTHER REVENUE)                   4.50        08/06/2007          1,459,389
        920,000    ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                   FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.44        10/01/2025            920,000
      2,110,000    ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-           3.42        10/01/2035          2,110,000
      5,880,000    ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
                   INSURED)SS.+/-                                                         3.47        09/15/2031          5,880,000
        680,000    ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR, DEXIA
                   CREDIT LOCAL DE FRANCE LOC)SS.+/-                                      3.50        06/01/2015            680,000
        770,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)SS.+/-                                       3.62        05/01/2022            770,000
        360,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)SS.+/-                                       3.57        10/01/2025            360,000
      1,000,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES J (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.42        12/01/2025          1,000,000
        880,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.45        03/01/2022            880,000
      2,685,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.67        03/01/2022          2,685,000
      2,100,000    ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL FACILITIES
                   REVENUE, BANK OF NEW YORK LOC)SS.+/-                                   3.57        04/01/2036          2,100,000
      3,750,000    ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.47        12/01/2025          3,750,000
        290,000    ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED
                   IRISH BANK PLC LOC)SS.+/-                                              3.57        05/01/2025            290,000
        835,000    STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA
                   LOC)SS.+/-                                                             3.62        03/01/2018            835,000
        150,000    UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY REVENUE, GO
                   OF UNIVERSITY)SS.+/-                                                   3.41        12/01/2036            150,000
      1,200,000    WADENA DEER CREEK MN INDEPENDENT SCHOOL DISTRICT #2155 (PROPERTY
                   TAX REVENUE)                                                           4.00        09/29/2006          1,200,892

                                                                                                                         95,547,680
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $95,547,680)                                                                         95,547,680
                                                                                                                    ---------------

COMMERCIAL PAPER - 8.05%
      4,500,000    ROCHESTER MN HEALTH CARE SERIES 00-B                                   3.64        10/12/2006          4,500,000
      3,910,000    UNIVERSITY OF MINNESOTA                                                3.65        10/16/2006          3,910,000

TOTAL COMMERCIAL PAPER (COST $8,410,000)                                                                                  8,410,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $103,957,679)*                                99.46%                                                          $   103,957,679

OTHER ASSETS AND LIABILITIES, NET                    0.54                                                                   569,108
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   104,526,787
                                                   ======                                                           ===============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 0.12%
$    10,757,069    CAPITAL ONE AUTO FINANCE TRUST                                         5.12%       05/15/2007    $    10,757,069

TOTAL ASSET BACKED SECURITIES (COST $10,757,069)                                                                         10,757,069
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 4.29%
    163,000,000    BARCLAYS BANK PLC                                                      4.14        09/20/2006        163,000,000
     62,750,000    BNP PARIBAS LONDON                                                     4.92        11/07/2006         62,750,000
     85,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                         4.18        09/22/2006         85,000,000
     70,000,000    ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD                             4.41        10/04/2006         70,000,000
     20,000,000    ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD+/-                          5.34        10/04/2006         19,999,592

TOTAL CERTIFICATES OF DEPOSIT (COST $400,749,592)                                                                       400,749,592
                                                                                                                    ---------------

COMMERCIAL PAPER - 33.40%
    135,000,000    AMSTEL FUNDING CORPORATION++^                                          5.41        10/18/2006        134,047,369
     27,750,000    AMSTERDAM FUNDING CORPORATION++^                                       5.38        09/14/2006         27,696,088
     40,000,000    APRECO LLC++^                                                          5.27        10/05/2006         39,800,911
     50,000,000    APRECO LLC++^                                                          5.27        10/25/2006         49,604,750
     35,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                   5.29        10/10/2006         34,799,421
     40,000,000    ATOMIUM FUNDING LLC++^                                                 5.28        11/21/2006         39,524,800
     50,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.31        01/23/2007         50,000,000
     50,000,000    BUCKINGHAM CDO III LLC++^                                              5.31        11/27/2006         49,358,979
     30,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                      5.29        10/11/2006         29,823,667
     31,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                      5.29        10/18/2006         30,785,902
     11,748,000    CC USA INCORPORATED++^                                                 5.28        10/17/2006         11,668,740
     62,715,000    CEDAR SPRINGS CAPITAL COMPANY++^                                       5.28        10/03/2006         62,420,658
     15,179,000    CEDAR SPRINGS CAPITAL COMPANY++^                                       5.29        10/03/2006         15,107,625
     27,907,000    CEDAR SPRINGS CAPITAL COMPANY++^                                       5.40        10/12/2006         27,735,372
     30,699,000    CEDAR SPRINGS CAPITAL COMPANY++^                                       5.41        10/13/2006         30,505,238
     20,407,000    CEDAR SPRINGS CAPITAL COMPANY++^                                       5.32        11/13/2006         20,186,854
     30,622,000    CEDAR SPRINGS CAPITAL COMPANY++^                                       5.30        11/28/2006         30,225,275
    100,000,000    CHARTA LLC++^                                                          5.28        10/25/2006         99,208,000
     33,000,000    CHEYNE FINANCE LLC++^                                                  5.27        09/19/2006         32,913,045
     43,000,000    CIESCO LLC++^                                                          5.28        10/25/2006         42,659,440
     70,753,000    CONCORD MINUTEMEN CAPITAL COMPANY++^                                   5.40        10/10/2006         70,339,095
      7,243,000    CONCORD MINUTEMEN CAPITAL COMPANY++^                                   5.29        10/18/2006          7,192,977
     48,087,000    CROWN POINT CAPITAL COMPANY++^                                         5.27        10/16/2006         47,770,227
    147,000,000    DEER VALLEY FUNDING LLC++^                                             5.29        10/24/2006        145,855,156
     20,936,000    DEER VALLEY FUNDING LLC++^                                             5.30        11/17/2006         20,698,667
     25,000,000    DNB NORSKE BANK ASA^                                                   4.98        10/05/2006         24,882,417
     62,000,000    EUREKA SECURITIZATION++^                                               5.28        11/14/2006         61,327,093
     89,400,000    FIVE FINANCE INCORPORATED++^                                           5.36        09/12/2006         89,253,583
     25,200,000    FIVE FINANCE INCORPORATED++^                                           5.28        10/16/2006         25,033,680
     50,000,000    FIVE FINANCE INCORPORATED++^                                           5.40        10/16/2006         49,662,500
     39,500,000    FIVE FINANCE INCORPORATED++^                                           5.40        10/23/2006         39,191,900
     69,963,000    FOX TROT CDO LIMITED++^                                                5.39        09/29/2006         69,669,700
     13,000,000    GEMINI SECURITIZATION LLC++^                                           5.28        10/23/2006         12,900,853
     70,000,000    GEMINI SECURITIZATION LLC++^                                           5.28        11/20/2006         69,178,667
     15,500,000    GOVCO INCORPORATED++^                                                  5.27        11/17/2006         15,325,285

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$    80,000,000    HARRIER FINANCE FUNDING US LLC++^                                      5.44%       09/27/2006    $    79,685,689
     89,800,000    K2 USA LLC++^                                                          5.38        11/03/2006         88,954,533
     35,000,000    KESTREL FUNDING US LLC++^                                              5.38        09/25/2006         34,874,467
     25,000,000    KESTREL FUNDING US LLC++^                                              5.40        11/06/2006         24,752,500
     52,920,000    KLIO II FUNDING CORPORATION++^                                         5.17        09/01/2006         52,920,000
     25,000,000    KLIO II FUNDING CORPORATION++^                                         5.26        09/08/2006         24,974,431
    125,000,000    KLIO III FUNDING CORPORATION++^                                        5.28        09/21/2006        124,633,680
     29,106,000    KLIO III FUNDING CORPORATION++^                                        5.39        09/28/2006         28,988,339
     45,000,000    LIQUID FUNDING LIMITED+/-++                                            5.32        09/15/2006         45,000,000
     65,000,000    LIQUID FUNDING LIMITED++^                                              5.29        09/21/2006         64,808,972
     32,000,000    LIQUID FUNDING LIMITED+/-++                                            5.34        09/21/2006         32,000,000
     22,000,000    LIQUID FUNDING LIMITED+/-++                                            5.32        09/25/2006         22,000,000
     25,000,000    NEWPORT FUNDING CORPORATION++^                                         5.28        10/23/2006         24,809,333
    103,000,000    NEWPORT FUNDING CORPORATION++^                                         5.40        10/26/2006        102,150,250
     20,000,000    NEWPORT FUNDING CORPORATION++^                                         5.28        11/21/2006         19,762,400
     54,415,000    NORTH SEA FUNDING LLC++^                                               5.37        09/15/2006         54,301,363
     10,000,000    NORTH SEA FUNDING LLC++^                                               5.28        11/22/2006          9,879,733
     61,219,000    PERRY GLOBAL FUNDING LLC SERIES A++^                                   5.16        09/01/2006         61,219,000
    100,000,000    PICAROS FUNDING LLC++^                                                 5.25        09/13/2006         99,825,000
     18,500,000    SEDNA FINANCE INCORPORATED++^                                          5.28        10/19/2006         18,369,760
     53,200,000    SEDNA FINANCE INCORPORATED++^                                          5.28        11/17/2006         52,599,195
    125,000,000    SPINTAB AB^                                                            5.28        11/16/2006        123,607,986
     76,914,000    THAMES ASSET GLOBAL SECURITIZATION++^                                  5.28        11/20/2006         76,011,542
     85,000,000    TIERRA ALTA FUNDING++^                                                 5.28        09/28/2006         84,663,400
     10,000,000    VERSAILLES CDS LLC++^                                                  5.37        09/06/2006          9,992,542
     29,500,000    VERSAILLES CDS LLC++^                                                  5.37        09/19/2006         29,420,793
     20,000,000    VERSAILLES CDS LLC++^                                                  5.40        10/06/2006         19,895,000
     49,500,000    VERSAILLES CDS LLC++^                                                  5.28        10/17/2006         49,166,040
     10,000,000    VERSAILLES CDS LLC++^                                                  5.28        11/02/2006          9,909,067
     49,500,000    VERSAILLES CDS LLC++^                                                  5.28        11/08/2006         49,006,320

TOTAL COMMERCIAL PAPER (COST $3,124,535,269)                                                                          3,124,535,269
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 1.09%
     79,000,000    AMERICAN EXPRESS CENTURION SERIES BKNT+/-                              5.30        05/22/2007         79,000,000
      5,280,000    CEI CAPITAL LLC+/-SS.                                                  5.33        03/01/2033          5,280,000
      2,820,000    CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-SS.                        5.33        09/01/2042          2,820,000
      5,200,000    ETC HOLDINGS LLC SERIES 2003+/-SS.                                     5.31        04/01/2028          5,200,000
     10,000,000    LP PINEWOOD SPV+/-SS.                                                  5.33        02/01/2018         10,000,000

TOTAL CORPORATE BONDS & NOTES (COST $102,300,000)                                                                       102,300,000
                                                                                                                    ---------------

EXTENDABLE BONDS - 14.43%
     45,000,000    3M COMPANY++                                                           5.65        12/12/2006         45,104,489
     30,000,000    AMERICAN GENERAL FINANCE+/-++                                          5.36        09/14/2007         30,000,000
     70,000,000    BANK OF IRELAND+/-++                                                   5.30        09/20/2007         70,000,000
     48,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.32        09/14/2007         48,000,000
     95,000,000    DNB NORSKE BANK ASA+/-++                                               5.31        09/25/2007         95,000,000
     69,000,000    FLORIDA HURRICANE CATASTROPHE+/-                                       5.34        09/14/2007         69,000,000
    250,000,000    GENERAL ELECTRIC CAPITAL CORPORATION                                   5.49        07/09/2007        250,104,205

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
EXTENDABLE BONDS (CONTINUED)
$   100,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                           5.48%       08/09/2007    $   100,000,000
     80,000,000    INTESA BANK IRELAND PLC+/-++                                           5.32        09/25/2007         80,000,000
     69,000,000    IRISH LIFE & PERMANENT+/-++                                            5.33        09/21/2007         68,999,869
     42,000,000    KAUPTHING BANK SERIES MTN+/-++                                         5.39        03/20/2007         42,000,000
     44,000,000    MERCK & COMPANY INCORPORATED+/-++                                      4.52        02/22/2007         43,891,977
     33,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.58        07/11/2007         33,000,000
     92,500,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.31        09/24/2007         92,500,000
     38,000,000    MORGAN STANLEY+/-                                                      5.38        08/31/2007         38,000,000
     35,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                       5.44        07/06/2007         35,000,000
     27,000,000    NORDEA BANK AB+/-++                                                    5.35        08/09/2007         27,000,000
     75,000,000    NORDEA BANK AB+/-++                                                    5.34        09/11/2007         75,000,000
     45,000,000    NORTHERN ROCK PLC+/-++                                                 5.35        07/09/2007         45,000,000
     50,000,000    NORTHERN ROCK PLC+/-++                                                 5.43        08/03/2007         50,000,000
     12,000,000    PREMIUM ASSET TRUST+/-++                                               5.37        08/15/2007         12,000,000

TOTAL EXTENDABLE BONDS (COST $1,349,600,540)                                                                          1,349,600,540
                                                                                                                    ---------------

MEDIUM TERM NOTES - 9.22%
     23,900,000    ABBEY NATIONAL TREASURY SERVICES+/-++                                  5.60        01/16/2007         23,909,222
      7,000,000    ALLSTATE LIFE GLOBAL FUNDING II+/-++                                   5.58        04/02/2007          7,003,298
     17,000,000    AMERICAN HONDA FINANCE+/-++                                            5.36        05/11/2007         16,998,823
     35,000,000    ASIF GLOBAL FINANCING+/-++                                             5.51        05/03/2007         35,014,477
    109,600,000    BANK OF AMERICA SECURITIES+/-SS.                                       5.38        09/09/2099        109,600,000
     78,200,000    BEAR STEARNS COMPANIES INCORPORATED+/-SS.                              5.43        09/09/2099         78,200,000
     22,000,000    CHEYNE FINANCE LLC+/-++                                                5.36        05/21/2007         21,997,280
     23,000,000    CHEYNE FINANCE LLC+/-++                                                5.36        05/24/2007         22,996,714
     31,000,000    CHEYNE FINANCE LLC+/-++                                                5.47        07/16/2007         30,993,368
     46,000,000    CULLINAN FINANCE CORPORATION+/-++                                      5.35        05/21/2007         45,996,716
    105,000,000    HARRIER FINANCE FUNDING LLC+/-++                                       5.36        05/15/2007        104,988,603
     30,000,000    LEHMAN BROTHERS HOLDINGS+/-                                            5.39        07/19/2007         30,024,771
     13,000,000    LIBERTY LIGHT US CAPITAL+/-++                                          5.48        03/15/2007         13,010,876
     27,000,000    LIBERTY LIGHT US CAPITAL+/-++                                          5.47        07/10/2007         26,995,466
     55,000,000    LIQUID FUNDING LIMITED+/-++                                            5.31        09/29/2006         55,000,000
    100,000,000    NORTHERN ROCK PLC+/-++                                                 5.55        10/20/2006        100,008,992
     45,000,000    SEDNA FINANCE INCORPORATED++                                           5.00        02/12/2007         45,000,000
     25,000,000    SEDNA FINANCE INCORPORATED+/-++                                        5.36        05/30/2007         24,998,057
     26,000,000    SEDNA FINANCE INCORPORATED+/-++                                        5.30        06/18/2007         25,997,810
     44,000,000    TANGO FINANCE CORPORATION+/-++                                         5.36        05/24/2007         43,996,805

TOTAL MEDIUM TERM NOTES (COST $862,731,278)                                                                             862,731,278
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 0.42%
        595,000    COLORADO HOUSING & FINANCE AUTHORITY MFHR (HOUSING REVENUE
                   LOC)+/-SS.                                                             5.38        10/01/2032            595,000
      9,800,000    COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B (HOUSING
                   REVENUE)+/-SS.                                                         5.38        11/01/2033          9,800,000
      9,855,000    COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C (HOUSING
                   REVENUE)+/-SS.                                                         5.38        11/01/2036          9,855,000
        135,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-SS.                      5.33        12/15/2026            135,000
        145,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-SS.                      5.33        12/15/2026            145,000
        165,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-SS.                      5.33        12/15/2026            165,000
         65,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-SS.                      5.48        12/15/2026             65,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)
$       250,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-SS.                      5.33%       12/15/2026    $       250,000
      5,000,000    MISSISSIPPI BUSINESS FINANCE CORPORATION (IDR LOC)+/-SS.               5.37        02/01/2023          5,000,000
     10,730,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO - STATES,
                   TERRITORIES LOC)+/-SS.                                                 5.34        11/01/2028         10,730,000
      1,800,000    NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
                   (IDR)+/-SS.                                                            5.37        10/01/2021          1,800,000
        995,000    SUSSEX WI ROTATING EQUIPMENT PROJECT SERIES B (IDR LOC)+/-SS.          5.41        11/01/2020            995,000

TOTAL MUNICIPAL BONDS & NOTES (COST $39,535,000)                                                                         39,535,000
                                                                                                                    ---------------

PROMISSORY NOTES - 3.44%
    237,100,000    CITIGROUP GLOBAL+/-SS.                                                 5.38        09/09/2099        237,100,000
     85,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-++                                  5.54        01/26/2007         85,000,000

TOTAL PROMISSORY NOTES (COST $322,100,000)                                                                              322,100,000
                                                                                                                    ---------------

TIME DEPOSITS - 15.23%
    214,000,000    DEUTSCHE BANK CAYMAN                                                   5.26        09/07/2006        214,000,000
    245,000,000    DEXIA BANK GRAND CAYMAN                                                5.27        09/05/2006        245,000,000
    214,000,000    KBC BANK NV BRUSSELS                                                   5.30        09/01/2006        214,000,000
    226,000,000    NATEXIS BANQUES POPULAIR                                               5.26        09/05/2006        226,000,000
    224,000,000    RABOBANK LONDON                                                        5.26        09/01/2006        224,000,000
     86,000,000    SOCIETE GENERALE CANADA                                                5.27        09/07/2006         86,000,000
    128,000,000    SOCIETE GENERALE CAYMAN                                                5.27        09/05/2006        128,000,000
     88,000,000    UBS AG CAYMAN ISLANDS                                                  5.28        09/01/2006         88,000,000

TOTAL TIME DEPOSITS (COST $1,425,000,000)                                                                             1,425,000,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 17.81%
    502,583,174    BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $502,656,886)                                          5.28        09/01/2006        502,583,174
    300,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $300,044,000)                                          5.28        09/01/2006        300,000,000
    174,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $174,025,665)                                          5.31        09/01/2006        174,000,000
    257,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $257,037,765)                                          5.29        09/01/2006        257,000,000
    152,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES
                   (MATURITY VALUE $152,022,378)                                          5.30        09/01/2006        152,000,000
    196,000,000    JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $196,028,801)                                          5.29        09/01/2006        196,000,000
     84,000,000    JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $84,012,367)                                           5.30        09/01/2006         84,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,665,583,174)                                                                     1,665,583,174
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.32%
     30,000,000    PARAGON MORTGAGES PLC+/-SS.++                                          5.31        11/15/2038         30,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $30,000,000)                                                             30,000,000
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $9,332,891,922)*                              99.77%                                                          $ 9,332,891,922

OTHER ASSETS AND LIABILITIES, NET                    0.23                                                                21,643,336
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $ 9,354,535,258
                                                   ======                                                           ===============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COMMERCIAL PAPER - 6.71%
$     5,000,000    ASCENSION PARISH LA                                                     3.60%      10/12/2006    $     5,000,000
      5,000,000    BOARD OF GOVERNORS UNIVERSITY OF NORTH CAROLINA                         3.69       10/06/2006          5,000,000
        645,000    COUNTY OF WAKE NC                                                       3.65       02/05/2007            645,000
      2,300,000    HARRIS COUNTY TX SERIES B                                               3.60       11/09/2006          2,300,000
      4,403,000    HARRIS COUNTY TX SERIES C                                               3.60       11/09/2006          4,403,000
      2,000,000    HARRIS COUNTY TX SERIES D                                               3.60       09/14/2006          2,000,000
      2,000,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                               3.63       02/08/2007          2,000,000
      2,005,000    MARYLAND HEALTH & HIGHER EDUCATION SERIES A                             3.60       09/07/2006          2,005,000
      8,100,000    ROCHESTER MN HEALTH CARE SERIES 92-C                                    3.64       10/12/2006          8,100,000

TOTAL COMMERCIAL PAPER (COST $31,453,000)                                                                                31,453,000
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 93.49%

ALABAMA - 1.86%
        435,000    BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE, AMBAC
                   INSURED)SS.+/-                                                          3.45       06/01/2025            435,000
      3,900,000    MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY BARRY
                   PLANT PROJECT SERIES B (IDR)SS.+/-                                      3.66       09/01/2031          3,900,000
        500,000    MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER THEODORE PLANT
                   SERIES A (IDR)SS.+/-                                                    3.66       04/01/2031            500,000
      3,900,000    STEVENSON AL INDUSTRIAL DEVELOPMENT BOARD THE MEAD CORPORATION
                   SERIES C (IDR, JPMORGAN CHASE BANK LOC)SS.+/-                           3.47       11/01/2033          3,900,000

                                                                                                                          8,735,000
                                                                                                                    ---------------

ALASKA - 0.27%
      1,275,000    ALASKA STATE HOUSING FINANCE CORPORATION SERIES A (HOUSING REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                          3.46       12/01/2036          1,275,000
                                                                                                                    ---------------

ARIZONA - 0.58%
      2,700,000    MARICOPA COUNTY AZ IDA VILLAS SOLANAS APARTMENTS SERIES A (HOUSING
                   REVENUE, FNMA INSURED)SS.+/-                                            3.45       11/15/2032          2,700,000
                                                                                                                    ---------------

ARKANSAS - 0.73%
      3,400,000    OSCEOLA AR POINT ENERGY ASSOCIATION LLC PROJECT (SEWER REVENUE,
                   CREDIT SUISSE FIRST BOSTON LOC)SS.+/-                                   3.43       04/01/2036          3,400,000
                                                                                                                    ---------------

CALIFORNIA - 1.68%
         55,000    CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3 (PROPERTY
                   TAX REVENUE, CITIBANK NA LOC)SS.+/-                                     3.46       12/01/2032             55,000
        360,000    CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS SERIES I
                   (MFHR, FNMA INSURED)SS.+/-                                              3.43       07/15/2032            360,000
        100,000    PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)SS.+/-                3.46       05/01/2008            100,000
        275,000    SAN DIEGO CA (WATER REVENUE, FGIC INSURED)SS.+/-                        3.44       08/01/2024            275,000
      6,690,000    SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                   SERIES B (HOUSING REVENUE LOC)SS.+/-                                    3.43       01/15/2035          6,690,000
        200,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.46       02/15/2026            200,000
         95,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.46       02/15/2026             95,000
        110,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 149
                   (TAX INCREMENTAL REVENUE, MBIA INSURED)SS.+/-                           3.44       08/01/2027            110,000

TOTAL CALIFORNIA (COST $7,885,000)                                                                                        7,885,000
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COLORADO - 0.27%
$     1,250,000    HUDSON CO SERIES A (IDR, US BANK NA LOC)SS.+/-                          3.62%      11/01/2020    $     1,250,000
                                                                                                                    ---------------

FLORIDA - 5.33%
        255,000    ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                   SERIES A (HEALTHCARE FACILITIES REVENUE, BNP PARIBAS LOC)SS.+/-         3.57       10/01/2032            255,000
        265,000    BROWARD COUNTY FL SANCTUARY COVE APARTMENTS SERIES A (OTHER
                   REVENUE, FNMA INSURED)SS.+/-                                            3.45       06/15/2037            265,000
      3,495,000    HILLSBOROUGH COUNTY FL AVIATION AUTHORITY PROJECT 2723 (AIRPORT
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.49       10/01/2015          3,495,000
      4,370,000    HILLSBOROUGH COUNTY FL PORT DISTRICT PROJECT 2571 (AIRPORT REVENUE,
                   MBIA INSURED)SS.+/-                                                     3.48       06/01/2020          4,370,000
      3,675,000    JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION STI PROJECT
                   (ECONOMIC DEVELOPMENT REVENUE, BANK OF AMERICA NA LOC)SS.+/-            3.46       12/01/2020          3,675,000
      3,100,000    MANATEE COUNTY FL HFA VILLAGE AT CORTEZ APARTMENTS SERIES A
                   (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-                         3.47       01/15/2037          3,100,000
      4,575,000    ORANGE COUNTY FL HOMEOWNER MT 118 (HOUSING REVENUE)SS.+/-               3.49       03/01/2034          4,575,000
      5,220,000    SCA TAX-EXEMPT TRUST PT 2517 LEE COUNTY FL (HOUSING REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                          3.49       01/01/2030          5,220,000

TOTAL FLORIDA (COST $24,955,000)                                                                                         24,955,000
                                                                                                                    ---------------

GEORGIA - 6.24%
     26,300,000    CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY (OTHER REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                          3.83       01/01/2023         26,300,000
      2,925,000    GWINNETT COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE)               4.50       12/29/2006          2,933,532

TOTAL GEORGIA (COST $29,233,531)                                                                                         29,233,532
                                                                                                                    ---------------

IDAHO - 0.55%
      2,575,000    BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT CORPORATION YELLOWSTONE
                   PLASTICS PROJECT (IDR)SS.+/-                                            3.59       08/01/2014          2,575,000
                                                                                                                    ---------------

ILLINOIS - 8.45%
      1,500,000    CHICAGO IL CRANE CARTON COMPANY PROJECT (OTHER REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.47       06/01/2012          1,500,000
      2,185,000    GENEVA IL CONTINENTAL ENVELOPE PROJECT PUTTABLE (IDR, BANK ONE
                   CHICAGO NA LOC)SS.+/-                                                   3.70       09/01/2006          2,185,000
      3,655,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT
                   (IDR)SS.+/-                                                             3.70       06/01/2017          3,655,000
        900,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH MEDICAL INDUSTRY
                   PROJECT (IDR)SS.+/-                                                     3.59       06/01/2011            900,000
      1,165,000    ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN
                   CHASE BANK LOC)SS.+/-                                                   3.70       12/01/2018          1,165,000
      4,000,000    ILLINOIS FINANCE AUTHORITY RELIABLE MATERIALS PROJECT (OTHER
                   REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                               3.48       06/01/2026          4,000,000
      5,905,000    ILLINOIS FINANCE AUTHORITY VILLAGEBROOK APARTMENTS PROJECT (HOUSING
                   REVENUE, FHLMC INSURED)SS.+/-                                           3.47       05/01/2035          5,905,000
      9,750,000    ILLINOIS HOUSING DEVELOPMENT AUTHORITY HOMEOWNER MORTGAGE A3
                   (HOUSING REVENUE, STATE STREET BANK & TRUST CA LOC)SS.+/-               3.48       08/01/2035          9,750,000
      2,700,000    LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO NA
                   LOC)SS.+/-                                                              3.70       10/01/2021          2,700,000
      2,600,000    LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
                   CORPORATION LOC)SS.+/-                                                  3.56       07/01/2029          2,600,000
      1,830,000    LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                   BANK LOC)SS.+/-                                                         3.70       12/01/2009          1,830,000
        900,000    WILL COUNTY IL BP AMOCO CHEMICAL COMPANY PROJECT (IDR LOC)SS.+/-        3.65       07/01/2031            900,000
      2,500,000    WILL COUNTY IL EXEMPT FACILITIES BP AMOCO CHEMICAL COMPANY
                   (IDR)SS.+/-                                                             3.65       04/01/2030          2,500,000

TOTAL ILLINOIS (COST $39,590,000)                                                                                        39,590,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
INDIANA - 1.22%
$       380,000    INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE UNIVERSITY
                   OF  INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK
                   LOC)SS.+/-                                                              3.62%      10/01/2030    $       380,000
      2,500,000    INDIANA STATE FINANCE AUTHORITY PSI ENERGY INCORPORATED PROJECT
                   S SERIES B (OTHER REVENUE)SS.+/-                                        3.46       10/01/2040          2,500,000
      1,600,000    WHITING IN ENVIRONMENTAL FACILITIES AMOCO OIL COMPANY PROJECT
                   (IDR)SS.+/-                                                             3.65       07/01/2031          1,600,000
      1,250,000    WHITING IN INDUSTRIAL SEWER & SOLID WASTE DISPOSAL AMOCO OIL
                   COMPANY PROJECT (IDR)SS.+/-                                             3.65       01/01/2026          1,250,000

TOTAL INDIANA (COST $5,730,000)                                                                                           5,730,000
                                                                                                                    ---------------

KENTUCKY - 2.01%
      3,000,000    CARROLL COUNTY KY SOLID WASTE DISPOSAL BPB ACQUISITION PROJECT
                   (IDR, BANK OF AMERICA NA LOC)SS.+/-                                     3.47       05/01/2031          3,000,000
      4,155,000    DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE, SOCIETE GENERALE
                   LOC)SS.+/-                                                              3.70       07/01/2020          4,155,000
      2,270,000    MADISONVILLE KY INDUSTRIAL BUILDING PERIOD INCORPORATED PROJECT
                   (IDR)SS.+/-                                                             3.59       05/01/2015          2,270,000

TOTAL KENTUCKY (COST $9,425,000)                                                                                          9,425,000
                                                                                                                    ---------------

LOUISIANA - 2.63%
      2,800,000    LAKE CHARLES LA HARBOR & DISTRICT CONOCO INCORPORATED PROJECT B
                   (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                                    3.47       09/01/2012          2,800,000
      9,500,000    PORT OF NEW ORLEANS LA (IDR, BANQUE NATIONALE PARIS LOC)SS.+/-          3.47       06/01/2034          9,500,000

TOTAL LOUISIANA (COST $12,300,000)                                                                                       12,300,000
                                                                                                                    ---------------

MAINE - 1.92%
      9,000,000    MAINE STATE HOUSING AUTHORITY PARK VILLAGE (HOUSING REVENUE, FNMA
                   INSURED)SS.+/-                                                          3.48       10/28/2032          9,000,000
                                                                                                                    ---------------

MICHIGAN - 2.78%
      2,000,000    MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                          4.50       09/29/2006          2,001,851
        700,000    MICHIGAN STATE STRATEGIC FUND GRAYLING GENERATING PROJECT (IDR,
                   BARCLAYS BANK PLC LOC)SS.+/-                                            3.45       01/01/2014            700,000
     10,320,000    WAYNE COUNTY MI AIRPORT AUTHORITY (AIRPORT REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.48       12/01/2024         10,320,000

TOTAL MICHIGAN (COST $13,021,852)                                                                                        13,021,851
                                                                                                                    ---------------

MINNESOTA - 5.25%
      1,835,000    HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                   (MFHR, LASALLE NATIONAL BANK NA LOC)SS.+/-                              3.47       04/15/2035          1,835,000
        175,000    INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING
                   REVENUE, FNMA INSURED)SS.+/-                                            3.42       05/15/2035            175,000
      2,140,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION (AIRPORT
                   REVENUE, FGIC INSURED)SS.+/-                                            3.49       01/01/2013          2,140,000
      1,200,000    MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE,
                   US BANK NA LOC)SS.+/-                                                   3.52       10/01/2024          1,200,000
        130,000    MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA
                   LOC)SS.+/-                                                              3.47       10/01/2032            130,000
      3,605,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY SCHOLASTICA
                   SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-            3.57       12/01/2034          3,605,000
      5,060,000    MINNESOTA STATE RESIDENTIAL HOUSING SERIES B (HOUSING REVENUE,
                   GENERAL OBLIGATION OF AUTHORITY)SS.+/-                                  3.45       01/01/2033          5,060,000
      2,290,000    MINNESOTA STATE RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
                   GENERAL OBLIGATION OF AUTHORITY)SS.+/-                                  3.45       01/01/2035          2,290,000
      1,905,000    MINNESOTA STATE RESIDENTIAL HOUSING SERIES J (HOUSING REVENUE,
                   GENERAL OBLIGATION OF AUTHORITY)SS.+/-                                  3.45       07/01/2033          1,905,000
        325,000    MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
                   LOC)SS.+/-                                                              3.67       05/01/2026            325,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$       155,000    ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-            3.42%      10/01/2035    $       155,000
      1,140,000    ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
                   INSURED)SS.+/-                                                          3.47       09/15/2031          1,140,000
        450,000    ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR, DEXIA
                   CREDIT LOCAL DE FRANCE LOC)SS.+/-                                       3.50       06/01/2015            450,000
        800,000    ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR, DEXIA
                   CREDIT LOCAL DE FRANCE LOC)SS.+/-                                       3.50       03/01/2018            800,000
      2,250,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                        3.67       03/01/2022          2,250,000
        385,000    ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL FACILITIES
                   REVENUE, BANK OF NEW YORK LOC)SS.+/-                                    3.57       04/01/2036            385,000
        750,000    ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                        3.47       12/01/2025            750,000

TOTAL MINNESOTA (COST $24,595,000)                                                                                       24,595,000
                                                                                                                    ---------------

MISSISSIPPI - 0.43%
        910,000    MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM & GLASS
                   PROJECT (IDR, COMERCIA BANK CA LOC)SS.+/-                               3.61       01/01/2014            910,000
        100,000    MISSISSIPPI BUSINESS FINANCE CORPORATION CENTRAL BAKING COMPANY
                   (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                           3.46       11/01/2025            100,000
      1,000,000    MISSISSIPPI BUSINESS FINANCE CORPORATION REGIONAL ASSEMBLY &
                   MANUFACTURING PROJECT (IDR, JPMORGAN CHASE BANK LOC)SS.+/-              3.47       12/01/2018          1,000,000

TOTAL MISSISSIPPI (COST $2,010,000)                                                                                       2,010,000
                                                                                                                    ---------------

MISSOURI - 1.14%
      3,300,000    HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR, BANK ONE
                   CHICAGO NA LOC)SS.+/-                                                   3.70       03/01/2010          3,300,000
      1,045,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BAPTIST
                   COLLEGE (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-            3.62       11/15/2022          1,045,000
        990,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SOUTHWEST
                   BAPTIST UNIVERSITY PROJECT (HEALTHCARE FACILITIES REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.62       10/01/2033            990,000

TOTAL MISSOURI (COST $5,335,000)                                                                                          5,335,000
                                                                                                                    ---------------

NEVADA - 3.13%
      3,700,000    CLARK COUNTY NV COGENERATION ASSOCIATION II (IDR)SS.+/-                 3.65       12/01/2022          3,700,000
      8,000,000    CLARK COUNTY NV PASSENGER FACILITIES CHARGE MCCARRAN INTERNATIONAL
                   AIRPORT SERIES A2 (HARBOR DEPARTMENT REVENUE, MBIA INSURED)SS.+/-       3.46       07/01/2022          8,000,000
      2,975,000    NEVADA HOUSING DIVISION SERIES A (HOUSING REVENUE, FNMA
                   INSURED)SS.+/-                                                          3.45       10/15/2035          2,975,000

TOTAL NEVADA (COST $14,675,000)                                                                                          14,675,000
                                                                                                                    ---------------

NEW HAMPSHIRE - 0.83%
      3,900,000    NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY KEENEY MANUFACTURING
                   COMPANY PROJECT (IDR, FLEET NATIONAL BANK LOC)SS.+/-                    3.46       11/01/2019          3,900,000
                                                                                                                    ---------------

NEW MEXICO - 1.07%
      5,000,000    NEW MEXICO STATE TRAN (OTHER REVENUE)                                   4.50       06/29/2007          5,029,385
                                                                                                                    ---------------

NORTH CAROLINA - 1.55%
      1,755,000    CLEVELAND COUNTY NC INDUSTRIAL FACILITIES & PCFA BLACHFORD RUBBER
                   PROJECT (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                            3.53       07/01/2023          1,755,000
      5,500,000    HALIFAX COUNTY NC INDUSTRIAL FACILITIES & PCFA WESTMORELAND
                   (IDR, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                           3.65       12/01/2019          5,500,000

TOTAL NORTH CAROLINA (COST $7,255,000)                                                                                    7,255,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
NORTH DAKOTA - 2.80%
$     3,000,000    NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A (HOUSING
                   REVENUE, LLOYDS BANK LOC)SS.+/-                                         3.47%      07/01/2037    $     3,000,000
      6,630,000    NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
                   REVENUE, KBC BANK NV LOC)SS.+/-                                         3.47       01/01/2034          6,630,000
      3,500,000    NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
                   REVENUE)SS.+/-                                                          3.47       01/01/2035          3,500,000

                                                                                                                         13,130,000
                                                                                                                    ---------------

OHIO - 0.29%
      1,365,000    FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR, BANK ONE
                   CHICAGO NA LOC)SS.+/-                                                   3.70       10/01/2021          1,365,000

TOTAL OHIO (COST $1,365,000)                                                                                              1,365,000
                                                                                                                    ---------------

OTHER - 2.97%
         15,000    CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002
                   (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY LOC)SS.+/-++I         3.76       02/01/2030             15,000
     13,902,000    CLIPPER TAX-EXEMPT COP (OTHER REVENUE)SS.+/-                            3.61       08/01/2007         13,902,000

TOTAL OTHER (COST $13,917,000)                                                                                           13,917,000
                                                                                                                    ---------------

PENNSYLVANIA - 1.62%
      3,910,000    PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY EXEMPT
                   FACILITIES PROJECT SERIES B (LEASE REVENUE, MORGAN GUARANTY
                   TRUST LOC)SS.+/-                                                        3.49       11/01/2041          3,910,000
      3,700,000    PENNSYLVANIA HIGHER EDUCATIONAL ASSISTANCE AGENCY SERIES A
                   (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)SS.+/-                     3.45       06/01/2029          3,700,000

TOTAL PENNSYLVANIA (COST $7,610,000)                                                                                      7,610,000
                                                                                                                    ---------------

SOUTH CAROLINA - 4.47%
        680,000    FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT
                   ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE BANK
                   AG LOC)SS.+/-                                                           3.65       04/01/2026            680,000
      4,770,000    FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT
                   ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE BANK
                   AG LOC)SS.+/-                                                           3.65       04/01/2027          4,770,000
      1,500,000    FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT
                   ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE
                   BANK AG LOC)SS.+/-                                                      3.65       04/01/2028          1,500,000
      5,000,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY SOUTH ATLANTIC
                   CANNERS PROJECT (IDR, WACHOVIA BANK LOC)SS.+/-                          3.46       12/01/2021          5,000,000
      5,000,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WASTE MANAGEMENT
                   (IDR, WACHOVIA BANK LOC)SS.+/-                                          3.46       07/01/2024          5,000,000
      4,000,000    SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY ROCKY
                   CREEK (MFHR, WACHOVIA BANK LOC)SS.+/-                                   3.46       01/01/2048          4,000,000

TOTAL SOUTH CAROLINA (COST $20,950,000)                                                                                  20,950,000
                                                                                                                    ---------------

TENNESSEE - 5.34%
      1,645,000    COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY PERFORATED
                   PRODUCTS PROJECT (IDR)SS.+/-                                            3.59       06/01/2016          1,645,000
      8,000,000    HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING
                   COMPANY PROJECT (IDR)SS.+/-                                             3.62       05/01/2020          8,000,000
      7,450,000    SCA TAX-EXEMPT TRUST PT 2518 HAMILTON COUNTY TN INDUSTRIAL
                   (HOUSING REVENUE, FIRST SECURITY BANK LOC)SS.+/-                        3.49       01/01/2030          7,450,000
      2,925,000    SCA TAX-EXEMPT TRUST PT 2520 MEMPHIS TN HEALTH EDUCATIONAL FINANCE
                   (HOUSING REVENUE, FIRST SECURITY BANK LOC)SS.+/-                        3.49       01/01/2030          2,925,000
      5,000,000    SHELBY COUNTY TN HEALTH & EDUCATIONAL HOUSING FACILITIES COURTYARDS
                   APARTMENTS SERIES I PROJECT A (HOUSING REVENUE, NATIONSBANK
                   NA LOC)SS.+/-                                                           3.47       07/01/2022          5,000,000

TOTAL TENNESSEE (COST $25,020,000)                                                                                       25,020,000
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
TEXAS - 7.15%
$       750,000    CALHOUN COUNTY TX NAVY IDASS.+/-                                        3.65%      01/01/2024    $       750,000
     12,400,000    CALHOUN COUNTY TX NAVY IDA PORT FORMOSA PLASTICS CORPORATION
                   PROJECT (IDR, BANK OF AMERICA NA LOC)SS.+/-                             3.47       11/01/2015         12,400,000
      3,990,000    DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES 778 Z
                   (AIRPORT REVENUE, MBIA INSURED)SS.+/-                                   3.48       11/01/2011          3,990,000
        900,000    GULF COAST TX IDA ENVIRONMENTAL FACILITIES REVENUE CITGO PETROLEUM
                   CORPORATION PROJECT (IDR LOC)SS.+/-                                     3.65       02/01/2032            900,000
      3,100,000    GULF COAST TX IDA SOLID WASTE DISPOSAL CITGO PETROLEUM CORPORATION
                   PROJECT (IDR, BANK OF SCOTLAND LOC)SS.+/-                               3.65       04/01/2026          3,100,000
      2,060,000    HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION PRECISION
                   GENERAL INCORPORATED PROJECT (IDR, MORGAN GUARANTY TRUST LOC)SS.+/-     3.53       10/01/2016          2,060,000
      1,525,000    KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX
                   REVENUE)SS.+/-                                                          3.41       08/15/2036          1,525,000
      2,300,000    MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT
                   (IDR, US BANK NA LOC)SS.+/-                                             3.62       09/01/2015          2,300,000
      2,500,000    NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED STUDENT LOAN
                   SERIES A (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)SS.+/-            3.48       04/01/2036          2,500,000
      3,000,000    TEXAS STATE SERIES A2 (OTHER REVENUE)SS.+/-                             3.46       12/01/2029          3,000,000
      1,000,000    WEST SIDE CALHOUN COUNTY TX NAVAL DISTRICT BP CHEMICALS INCORPORATED
                   PROJECT (IDR)SS.+/-                                                     3.65       04/01/2031          1,000,000

TOTAL TEXAS (COST $33,525,000)                                                                                           33,525,000
                                                                                                                    ---------------

UTAH - 1.60%
      7,500,000    UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A (HOUSING
                   REVENUE)SS.+/-                                                          3.66       07/01/2038          7,500,000
                                                                                                                    ---------------

VIRGINIA - 1.32%
      6,200,000    CAPITAL REGION AIRPORT COMMISSION VA SERIES A (AIRPORT REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                                3.46       06/01/2035          6,200,000
                                                                                                                    ---------------

WASHINGTON - 9.18%
        250,000    PORT OF BELLINGHAM WA INDUSTRIAL DEVELOPMENT CORPORATION BP WEST
                   COAST PRODUCTS LLC PROJECT (IDR)SS.+/-                                  3.65       12/01/2033            250,000
      5,000,000    PORT OF SEATTLE WA (OTHER REVENUE)SS.+/-                                3.48       09/01/2035          5,000,000
      4,700,000    PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION CROWLEY
                   MARINE SERVICES PROJECT BP WEST COAST PRODUCTS LLC PROJECT (AIRPORT
                   REVENUE, CITIBANK NA LOC)SS.+/-                                         3.47       12/31/2021          4,700,000
      7,275,000    SCA TAX-EXEMPT TRUST PT 2519 WASHINGTON STATE HOUSING FINANCE
                   (HOUSING REVENUE, FIRST SECURITY BANK LOC)SS.+/-                        3.49       01/01/2030          7,275,000
      8,000,000    WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY WASTE
                   MANAGEMENT INCORPORATED PROJECT SERIES D (OTHER REVENUE, JPMORGAN
                   CHASE BANK LOC)SS.+/-                                                   3.46       07/01/2027          8,000,000
      2,700,000    WASHINGTON STATE HOUSING FINANCE COMMISSION HEATHERWOOD APARTMENTS
                   PROJECT SERIES A (MFHR, US BANK TRUST NA LOC)SS.+/-                     3.67       01/01/2035          2,700,000
      9,640,000    WASHINGTON STATE HOUSING FINANCE COMMISSION MERRILL GARDENS TACOMA
                   SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                  3.50       09/15/2040          9,640,000
      1,500,000    WASHINGTON STATE HOUSING FINANCE COMMISSION MILL POINTE APARTMENTS
                   PROJECT SERIES A (MFHR, US BANK TRUST NA LOC)SS.+/-                     3.67       01/01/2030          1,500,000
      3,950,000    WASHINGTON STATE HOUSING FINANCE COMMISSION PARK VISTA RETIREMENT
                   PROJECT A (MFHR, BANK OF AMERICA NA LOC)SS.+/-                          3.73       03/01/2041          3,950,000

TOTAL WASHINGTON (COST $43,015,000)                                                                                      43,015,000
                                                                                                                    ---------------

WEST VIRGINIA - 3.80%
     17,800,000    MARION COUNTY WV COMMISSION SOLID WASTE DISPOSAL FACILITIES GRANT
                   TOWN PROJECT A (OTHER REVENUE, DEUTSCHE BANK AG LOC)SS.+/-              3.45       10/01/2017         17,800,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
WISCONSIN - 3.03%
$     1,685,000    ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY (IDR)SS.+/-              3.59%      05/01/2020    $     1,685,000
      1,105,000    MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (IDR)SS.+/-             3.59       05/01/2020          1,105,000
      3,500,000    MILWAUKEE WI RDA DEVELOPMENT HELWIG CARBON PRODUCTS SERIES A
                   (IDR)SS.+/-                                                             3.59       11/01/2028          3,500,000
      3,095,000    NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (IDR)SS.+/-              3.59       07/01/2021          3,095,000
      1,385,000    OREGON WI FIVE K PARTNERSHIP PROJECT A (IDR, US BANK NA LOC)SS.+/-      3.52       06/01/2021          1,385,000
      3,400,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME OWNERSHIP
                   SERIES I (HOUSING REVENUE, FIRST SECURITY BANK LOC)SS.+/-               3.48       09/01/2032          3,400,000
         45,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AURORA
                   HEALTH CARE SERIES C (HEALTHCARE FACILITIES REVENUE, MARSHALL &
                   ISLEY BANK LOC)SS.+/-                                                   3.57       04/01/2028             45,000

TOTAL WISCONSIN (COST $14,215,000)                                                                                       14,215,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $438,121,768)                                                                       438,121,767
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $469,574,768)*                                                      100.20%                                   $   469,574,768

OTHER ASSETS AND LIABILITIES, NET                                          (0.20)                                          (919,234)
                                                                          ------                                    ---------------

TOTAL NET ASSETS                                                          100.00%                                   $   468,655,534
                                                                          ======                                    ===============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

I     ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 89.04%

ALABAMA - 3.97%
$     7,980,000    BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE, AMBAC
                   INSURED)SS.+/-                                                          3.45%      06/01/2025    $     7,980,000
     51,650,000    COLUMBIA AL IDA SERIES A (IDR)SS.+/-                                    3.57       06/01/2022         51,650,000
     14,315,000    COLUMBIA AL IDA SERIES B (PCR)SS.+/-                                    3.57       05/01/2022         14,315,000
      8,700,000    EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)SS.+/-              3.57       06/01/2028          8,700,000
      5,050,000    HOMEWOOD AL EDUCATIONAL BUILDING AUTHORITY SAMFORD UNIVERSITY
                   (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)SS.+/-                     3.55       12/01/2021          5,050,000
     21,105,000    JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE
                   LOC)SS.+/-                                                              3.42       02/01/2042         21,105,000
     17,535,000    MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                   SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA)SS.+/-                      3.41       02/01/2040         17,535,000
      8,900,000    MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
                   SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
                   REVENUE, REGIONS BANK LOC)SS.+/-                                        3.44       09/01/2024          8,900,000
      5,595,000    MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES 435
                   (NURSING HOME REVENUE, MBIA INSURED)SS.+/-                              3.45       11/15/2029          5,595,000
      5,800,000    PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                   UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK LOC)SS.+/-       3.43       03/01/2025          5,800,000

                                                                                                                        146,630,000
                                                                                                                    ---------------

ALASKA - 0.47%
      7,495,000    ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                   (HOUSING REVENUE, MBIA INSURED)SS.+/-                                   3.45       06/01/2026          7,495,000
     10,000,000    NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.44       06/30/2010         10,000,000

                                                                                                                         17,495,000
                                                                                                                    ---------------

ARIZONA - 4.42%
     39,130,000    ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES REVENUE,
                   FGIC INSURED)SS.+/-                                                     3.40       01/01/2035         39,130,000
     25,385,000    ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM
                   FACULTY SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED)SS.+/-       3.40       07/01/2036         25,385,000
     10,625,000    MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                   INSURED)SS.+/-                                                          3.42       04/15/2030         10,625,000
      5,615,000    PIMA COUNTY AZ IDA (IDR, SOCIETE GENERALE LOC)SS.+/-                    3.45       06/01/2007          5,615,000
     42,745,000    SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)SS.+/-                                           3.41       10/01/2025         42,745,000
     35,000,000    SCOTTSDALE AZ HEALTHCARE SERIES B (IDR, FGIC INSURED)SS.+/-             3.40       09/01/2026         35,000,000
      4,575,000    SCOTTSDALE AZ IDA HOSPITAL HEALTHCARE SERIES C (HFFA REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                          3.40       09/01/2035          4,575,000

                                                                                                                        163,075,000
                                                                                                                    ---------------

CALIFORNIA - 5.35%
      5,775,000    AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                   SERIES A (HOUSING REVENUE LOC)SS.+/-                                    3.35       09/15/2033          5,775,000
      2,465,000    APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                   (PROPERTY TAX REVENUE LOC)SS.+/-                                        3.44       08/01/2012          2,465,000
        575,000    CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                   WACHOVIA BANK NA LOC)SS.+/-                                             3.55       09/01/2025            575,000
     15,680,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3 (POWER
                   REVENUE LOC)SS.+/-                                                      3.50       05/01/2022         15,680,000
      1,265,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                        3.30       05/01/2022          1,265,000
     18,965,000    CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.44       07/01/2014         18,965,000
      1,040,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C10 (SALES TAX
                   REVENUE LOC)SS.+/-                                                      3.32       07/01/2023          1,040,000
     15,155,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C9 (SALES TAX
                   REVENUE, BANK OF NOVA SCOTIA)SS.+/-                                     3.50       07/01/2023         15,155,000
        100,000    CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                    3.41       12/01/2019            100,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     3,000,000    CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE,
                   MBIA INSURED)SS.+/-                                                     3.44%      11/01/2013    $     3,000,000
     24,085,000    GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION (OTHER
                   REVENUE, FGIC INSURED)SS.+/-                                            3.44       06/01/2038         24,085,000
        930,000    GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY (PROPERTY TAX
                   REVENUE, FGIC INSURED)SS.+/-                                            3.44       09/01/2024            930,000
     10,845,000    LOS ANGELES CA COMMUNITY RDA (LEASE REVENUE, AMBAC INSURED)SS.+/-       3.44       09/01/2030         10,845,000
     16,145,000    LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                    3.37       08/15/2021         16,145,000
      9,250,000    LOS ANGELES CA DEPARTMENT WATER & POWER CLASS A (WATER REVENUE,
                   AMBAC INSURED)SS.+/-                                                    3.45       07/01/2035          9,250,000
      2,765,000    LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                   LOC)SS.+/-                                                              3.44       01/01/2009          2,765,000
      5,730,000    PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)SS.+/-     3.43       08/01/2020          5,730,000
      7,050,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                   CLASS A (SEWER REVENUE, AMBAC INSURED)SS.+/-                            3.45       12/01/2035          7,050,000
     11,350,000    SAN BERNARDINO CA CITY USD (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.44       08/01/2026         11,350,000
      5,840,000    SAN DIEGO CA (WATER REVENUE, FGIC INSURED)SS.+/-                        3.44       08/01/2024          5,840,000
     16,405,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                    3.46       02/15/2026         16,405,000
     11,730,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                    3.46       02/15/2026         11,730,000
      1,480,000    SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   MBIA INSURED)SS.+/-                                                     3.44       08/01/2025          1,480,000
      4,400,000    VERNON CA NATURAL GAS FINANCING VERNON GAS PROJECT SERIES B
                   (OTHER REVENUE, MBIA INSURED)SS.+/-                                     3.27       08/01/2021          4,400,000
      5,370,000    WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.44       01/01/2021          5,370,000

                                                                                                                        197,395,000
                                                                                                                    ---------------
COLORADO - 1.05%
      1,700,000    ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)SS.+/-         3.75       11/01/2020          1,700,000
      2,385,000    COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES A8
                   (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                           3.60       09/01/2035          2,385,000
      7,560,000    CORNERSTONE CO METROPOLITAN DISTRICT #1 (GO - POLITICAL
                   SUBDIVISION, BANK OF AMERICA NA LOC)SS.+/-                              3.44       12/01/2036          7,560,000
     15,125,000    FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                   (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-         3.47       01/01/2025         15,125,000
      5,270,000    JEFFERSON COUNTY CO SCHOOL DISTRICT #R-001 SERIES 665
                   (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                   3.45       12/15/2012          5,270,000
      3,240,000    MESA COUNTY CO VALLEY SCHOOL DISTRICT #051 GRAND JUNCTION
                   SERIES 684 (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                   3.45       12/01/2012          3,240,000
      3,560,000    SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                   (PROPERTY TAX REVENUE, US BANK NA LOC)SS.+/-                            3.46       11/15/2034          3,560,000

                                                                                                                         38,840,000
                                                                                                                    ---------------

DELAWARE - 0.42%
     15,600,000    KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                                3.41       07/01/2036         15,600,000
                                                                                                                    ---------------

FLORIDA - 2.23%
     39,510,000    ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                   SERIES A (HEALTHCARE FACILITIES REVENUE, BNP PARIBAS LOC)SS.+/-         3.57       10/01/2032         39,510,000
      3,145,000    BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES 657
                   (TAX INCREMENTAL REVENUE, MBIA INSURED)SS.+/-                           3.45       10/01/2012          3,145,000
      2,635,000    BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE REVENUE,
                   FGIC INSURED)SS.+/-                                                     3.45       07/01/2012          2,635,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FLORIDA (CONTINUED)
$     9,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20010906 CLASS A (FLORIDA
                   STATE BOARD OF EDUCATION LOTTERY SERIES B) (OTHER REVENUE, FGIC
                   INSURED)SS.+/-                                                          3.46%      07/01/2019    $     9,000,000
      4,400,000    FLORIDA HFA (MFHR, FHLMC INSURED)SS.+/-                                 3.40       12/01/2013          4,400,000
        565,000    FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                   (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)SS.+/-                3.56       12/01/2014            565,000
      3,540,000    FORT LAUDERDALE FL PINE CREST PREP SCHOOL PROJECT (PRIVATE
                   SCHOOL REVENUE, FIRST SECURITY BANK LOC)SS.+/-                          3.41       06/01/2032          3,540,000
      3,700,000    JACKSONVILLE FL BAPTIST MEDICAL CENTER PROJECT (HEALTHCARE
                   FACILITIES REVENUE, WACHOVIA BANK LOC)SS.+/-                            3.55       08/15/2021          3,700,000
        100,000    JACKSONVILLE FL SAMUEL C. TAYLOR FOUNDATION PROJECT
                   (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)SS.+/-           3.46       12/01/2023            100,000
      3,415,000    JACKSONVILLE FL CHARITY OB GROUP C (HOSPITAL REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.55       08/15/2019          3,415,000
      1,460,000    ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                   BANK OF AMERICA NA LOC)SS.+/-                                           3.43       05/01/2027          1,460,000
      1,200,000    ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
                   PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)SS.+/-          3.41       01/01/2028          1,200,000
      1,865,000    ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES 560
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                    3.45       08/01/2012          1,865,000
      5,500,000    PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                   (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                   LOC)SS.+/-                                                              3.43       05/01/2031          5,500,000
      2,200,000    SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC
                   INSURED)SS.+/-                                                          3.45       10/01/2010          2,200,000

                                                                                                                         82,235,000
                                                                                                                    ---------------

GEORGIA - 2.54%
      1,190,000    COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES SERIES
                   580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)SS.+/-                  3.45       07/15/2012          1,190,000
      4,270,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20001003 CLASS A (ATLANTA
                   GA AIRPORT SERIES A) (AIRPORT REVENUE, FGIC INSURED)SS.+/-              3.46       01/01/2030          4,270,000
     26,400,000    FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                                3.41       10/01/2018         26,400,000
      4,595,000    FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                                3.55       10/01/2033          4,595,000
      2,000,000    FULTON COUNTY GA RESIDENTIAL CARE FACILITIES (HEALTHCARE
                   FACILITIES REVENUE)SS.+/-                                               3.62       01/01/2018          2,000,000
      5,235,000    FULTON DE KALB GA ROCS RR II R 2074 (HEALTHCARE FACILITIES
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.45       01/01/2020          5,235,000
     13,440,000    GEORGIA LOCAL GOVERNMENT COP SERIES K (GO - POLITICAL
                   SUBDIVISION)SS.+/-                                                      3.51       12/01/2022         13,440,000
      5,500,000    GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
                   UNIVERSITY PROJECT SERIES A (OTHER REVENUE)SS.+/-                       3.47       10/01/2036          5,500,000
      2,800,000    GEORGIA STATE SERIES 1034 (OTHER REVENUE, MORGAN STANLEY DEAN
                   WITTER LOC)SS.+/-I                                                      3.45       05/01/2020          2,800,000
     19,200,000    GWINNETT COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE)               4.50       12/29/2006         19,256,000
      9,285,000    ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)SS.+/-      3.41       01/01/2034          9,285,000

                                                                                                                         93,971,000
                                                                                                                    ---------------

HAWAII - 0.39%
      8,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20011101 CLASS A (HAWAII
                   STATE HIGHWAY) (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)SS.+/-       3.46       07/01/2016          8,000,000
      6,485,000    HAWAII STATE ROCS RR II R 6058 (GO - STATES, TERRITORIES, MBIA
                   INSURED)SS.+/-                                                          3.45       10/01/2021          6,485,000

                                                                                                                         14,485,000
                                                                                                                    ---------------

ILLINOIS - 10.73%
      5,000,000    CHICAGO IL BOARD OF EDUCATION CERTIFICATES SERIES A (PROPERTY
                   TAX REVENUE)SS.+/-                                                       3.51      06/01/2021          5,000,000
     10,925,000    CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA
                   INSURED)SS.+/-                                                           3.45      01/01/2026         10,925,000
      5,375,000    CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
                   GOVERNMENTS, AMBAC INSURED)SS.+/-                                        3.45      01/01/2024          5,375,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
ILLINOIS (CONTINUED)
$    35,725,000    CHICAGO IL SERIES B1 (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)SS.+/-                                                         3.43%      01/01/2034    $    35,725,000
     20,600,000    CHICAGO IL SERIES D (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-      3.41       01/01/2040         20,600,000
      5,700,000    CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)SS.+/-        3.44       01/01/2027          5,700,000
      3,747,000    COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX
                   REVENUE, FGIC INSURED)SS.+/-                                            3.45       11/15/2028          3,747,000
      5,124,685    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021301 CLASS A (ILLINOIS
                   STATE) (GO - STATES, TERRITORIES, FGIC INSURED)SS.+/-                   3.46       02/01/2019          5,124,685
     18,025,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021303 CLASS A (COOK
                   COUNTY IL SERIES C) (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-         3.46       11/15/2025         18,025,000
      3,999,755    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO -
                   STATES, TERRITORIES, FGIC INSURED)SS.+/-                                3.46       02/01/2027          3,999,755
     36,300,000    HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
                   NORTHERN TRUST CORPORATION LOC)SS.+/-                                   3.43       01/01/2010         36,300,000
      3,800,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY BRADLEY UNIVERSITY
                   PROJECT (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)SS.+/-              3.40       08/01/2032          3,800,000
     29,750,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MUSEUM OF CONTEMPORARY
                   ARTS PROJECT (RECREATIONAL FACILITIES REVENUE, BANK ONE CHICAGO
                   NA LOC)SS.+/-                                                           3.48       02/01/2029         29,750,000
     26,180,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOME LAKE
                   SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC)SS.+/-               3.43       09/01/2031         26,180,000
     11,700,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY SACRED HEART SCHOOLS
                   PROJECT (EDUCATIONAL FACILITIES REVENUE, FIFTH THIRD BANK LOC)SS.+/-    3.44       07/01/2033         11,700,000
     11,300,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY
                   PROJECT (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                            3.53       09/01/2008         11,300,000
      5,500,000    ILLINOIS FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE, NORTHERN
                   TRUST CORPORATION LOC)SS.+/-                                            3.44       07/01/2035          5,500,000
     14,200,000    ILLINOIS FINANCE AUTHORITY (RECREATIONAL FACILITIES REVENUE,
                   BANK OF AMERICA NA LOC)SS.+/-                                           3.44       03/01/2040         14,200,000
     10,000,000    ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
                   NORTHERN TRUST CORPORATION LOC)SS.+/-                                   3.44       09/01/2024         10,000,000
     12,200,000    ILLINOIS FINANCE AUTHORITY RUSH UNIVERSITY MEDICAL CENTER
                   SERIES A1 (HFFA REVENUE, MBIA INSURED)SS.+/-                            3.40       11/01/2035         12,200,000
     33,370,000    ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                   TERRITORIES, NORTHERN TRUST CORPORATION LOC)SS.+/-                      3.43       09/01/2035         33,370,000
     15,315,000    ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.44       05/15/2024         15,315,000
     14,100,000    ILLINOIS RIVERSIDE HEALTH SYSTEMS (HEALTHCARE FACILITIES
                   REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                            3.45       11/01/2019         14,100,000
      8,200,000    ILLINOIS ST. LUKES MEDICAL CENTER OBLIGATION SERIES B
                   (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-                     3.42       11/15/2023          8,200,000
      4,500,000    ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9 (SALES TAX
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.44       06/15/2019          4,500,000
        185,000    ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN TRUST
                   CORPORATION LOC)SS.+/-                                                  3.53       03/01/2028            185,000
        200,000    ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                   INSURED)SS.+/-                                                          3.45       11/01/2012            200,000
      2,290,000    ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC
                   INSURED)SS.+/-                                                          3.45       11/01/2012          2,290,000
      7,530,000    ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)SS.+/-                3.49       05/01/2012          7,530,000
     21,500,000    ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355 (STATE &
                   LOCAL GOVERNMENTS, FIRST SECURITY BANK LOC)SS.+/-                       3.45       01/01/2014         21,500,000
      4,500,000    ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                   UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                 3.45       10/01/2032          4,500,000
      6,800,000    LOMBARD IL IDA 2500 HIGLAND AVENUE PROJECT (IDR, MID-AMERICA
                   FEDERAL SAVINGS & LOAN LOC)                                             3.86       12/01/2006          6,800,000
      2,660,000    WARREN COUNTY IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-         3.44       12/01/2032          2,660,000

                                                                                                                        396,301,440
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
INDIANA - 3.46%
$     5,420,000    HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                   REVENUE, MBIA INSURED)SS.+/-                                            3.45%      07/15/2012    $     5,420,000
      5,530,000    INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                   SCHNECK MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH THIRD
                   BANK LOC)SS.+/-                                                         3.57       02/15/2036          5,530,000
      6,915,000    INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE
                   FACILITIES REVENUE, FIFTH THIRD BANK LOC)SS.+/-                         3.41       01/01/2022          6,915,000
      7,600,000    INDIANA SERIES 107 (HFFA REVENUE, MBIA INSURED)SS.+/-                   3.44       11/01/2019          7,600,000
      7,000,000    INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE EDUCATIONAL
                   FACILITIES UNIVERSITY INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE,
                   FIFTH THIRD BANK LOC)SS.+/-                                             3.62       10/01/2030          7,000,000
      1,985,000    INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL
                   ROAD REVENUE, FGIC INSURED)SS.+/-                                       3.45       12/01/2022          1,985,000
      2,050,000    INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC
                   INSURED)SS.+/-                                                          3.45       08/01/2023          2,050,000
      7,000,000    MARSHALL COUNTY IN ECONOMIC DEVELOPMENT (PRIVATE SCHOOL
                   REVENUE, BANK ONE CHICAGO NA LOC)SS.+/-                                 3.48       01/01/2035          7,000,000
      1,600,000    RICHMOND IN REID HOSPITAL & HEALTH CARE SERVICES INCORPORATED
                   HOSPITAL AUTHORITY HOSPITAL SERIES A (HOSPITAL REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.40       01/01/2040          1,600,000
     82,675,000    ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL
                   FACILITIES REVENUE)SS.+/-                                               3.35       03/01/2040         82,675,000

                                                                                                                        127,775,000
                                                                                                                    ---------------

IOWA - 1.81%
      2,960,000    IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR,
                   FHLMC INSURED)SS.+/-                                                    3.47       05/01/2031          2,960,000
     12,535,000    IOWA FINANCE AUTHORITY SERIES A2 (HEALTHCARE FACILITIES
                   REVENUE, FGIC INSURED)SS.+/-                                            3.40       02/15/2035         12,535,000
     19,035,000    IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS COLLEGE PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-      3.57       11/01/2030         19,035,000
     29,185,000    IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                   (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                                3.57       04/01/2033         29,185,000
      3,150,000    IOWA HIGHER EDUCATION PRIVATE COLLEGE FACILITIES (COLLEGE &
                   UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                 3.57       11/01/2032          3,150,000

                                                                                                                         66,865,000
                                                                                                                    ---------------

KANSAS - 0.39%
     14,430,000    KANSAS STATE DEVELOPMENT FINANCE AUTHORITY REVENUE VLG SHALOM
                   OBLIGATION GROUP SERIES BB (HEALTHCARE FACILITIES REVENUE LOC)
                   SS.+/-                                                                  3.57       11/15/2028         14,430,000
                                                                                                                    ---------------

KENTUCKY - 0.75%
        700,000    BRECKINRIDGE COUNTY KY LEASE PROGRAM REVENUE ASSOCIATIONSS.+/-          3.60       02/01/2032            700,000
     27,000,000    KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                   REVENUE, SOCIETE GENERALE LOC)SS.+/-                                    3.60       08/01/2016         27,000,000

                                                                                                                         27,700,000
                                                                                                                    ---------------

LOUISIANA - 2.81%
      7,700,000    EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC INSURED)SS.+/-     3.45       02/01/2024          7,700,000
      8,500,000    LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                   PUTTABLE (IDR, BANQUE NATIONALE PARIS LOC)SS.+/-                        3.48       08/01/2007          8,500,000
      7,845,000    LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)SS.+/-            3.51       09/01/2033          7,845,000
     73,215,000    LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES
                   C2 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-                 3.40       07/01/2041         73,215,000
      6,330,000    LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE
                   SERIES 7038 (EDUCATIONAL FACILITIES REVENUE, FGIC INSURED)SS.+/-        3.45       07/01/2024          6,330,000

                                                                                                                        103,590,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MAINE - 0.11%
$     4,200,000    MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.45%      07/01/2012    $     4,200,000
                                                                                                                    ---------------
MARYLAND - 1.15%
     29,800,000    MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES VILLA
                   JULE COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)
                   SS.+/-                                                                  3.41       07/01/2030         29,800,000
      6,025,000    MARYLAND STATE SERIES B (HEALTHCARE FACILITIES REVENUE, GO OF
                   INSTITUTION)SS.+/-                                                      3.39       04/01/2035          6,025,000
      2,905,000    MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                                3.41       03/01/2032          2,905,000
      3,845,000    WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                   LOC)SS.+/-                                                              3.41       04/01/2030          3,845,000

                                                                                                                         42,575,000
                                                                                                                    ---------------

MASSACHUSETTS - 0.77%
      5,615,000    MASSACHUSETTS SCHOOL BUILDING AUTHORITY SERIES 613 (SALES TAX
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.45       08/15/2030          5,615,000
      6,510,000    MASSACHUSETTS TURNPIKE AUTHORITY METROPOLITAN HIGHWAY SYSTEM
                   (TRANSPORTATION REVENUE, CITIBANK NA LOC)SS.+/-                         3.45       01/01/2037          6,510,000
     16,250,000    ROUTE 3 NORTH TRANSPORTATION IMPORT ASSOCIATION MASSACHUSETTS
                   SERIES B (LEASE REVENUE, AMBAC INSURED)SS.+/-                           3.39       06/15/2033         16,250,000

                                                                                                                         28,375,000
                                                                                                                    ---------------

MICHIGAN - 3.85%
     10,970,000    DETROIT MI (WATER REVENUE, MBIA INSURED)SS.+/-                          3.44       01/01/2011         10,970,000
      7,200,000    DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A
                   (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                              3.46       05/01/2032          7,200,000
      4,620,000    DETROIT MI RESOURCE RECOVERY AUTHORITY SERIES 167Z (OTHER
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.45       12/13/2008          4,620,000
        900,000    FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD
                   GENERAL HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.62       02/15/2016            900,000
      6,000,000    MICHIGAN SERIES B2 (STATE & LOCAL GOVERNMENTS, BANK OF NOVA
                   SCOTIA)                                                                 4.50       08/20/2007          6,045,880
     14,325,000    MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES B
                   (HEALTHCARE FACILITIES REVENUE)SS.+/-                                   3.39       11/15/2033         14,325,000
      1,055,000    MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH
                   CREDIT (HOSPITAL REVENUE, CIFG INSURED)SS.+/-                           3.60       11/01/2040          1,055,000
     62,000,000    MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                          4.50       09/29/2006         62,057,383
      4,000,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION GRAND
                   RAPIDS ART MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, LASALLE
                   NATIONAL BANK NA LOC)SS.+/-                                             3.43       05/01/2041          4,000,000
      8,940,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
                   PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK LOC)
                   SS.+/-                                                                  3.44       09/01/2022          8,940,000
        800,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION REVENUE
                   DETROIT SYMPHONY PROJECT SERIES A STANDARD FEDERAL BANK LOC
                   (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                                3.57       06/01/2031            800,000
      7,360,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION YMCA
                   NILES MICHIGAN INCORPORATED (IDR, LASALLE NATIONAL BANK NA LOC)SS.+/-   3.43       09/01/2040          7,360,000
      7,250,000    MICHIGAN TECHNOLOGICAL UNIVERSITY SERIES A (EDUCATIONAL
                   FACILITIES REVENUE, AMBAC INSURED)SS.+/-                                3.45       10/01/2018          7,250,000
      6,670,000    OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                   OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL REVENUE,
                   ALLIED IRISH BANK PLC LOC)SS.+/-                                        3.44       08/01/2020          6,670,000

                                                                                                                        142,193,263
                                                                                                                    ---------------

MINNESOTA - 8.18%
      9,900,000    ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                   REVENUE, FNMA INSURED)SS.+/-                                            3.42       11/15/2033          9,900,000
      3,171,000    ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HEALTHCARE
                   FACILITIES REVENUE, US BANK NA LOC)SS.+/-                               3.62       09/01/2029          3,171,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$     2,100,000    BROOKLYN CENTER MN BROOKDALE (IDR, FIRSTAR BANK NA LOC)SS.+/-           3.62%      12/01/2014    $     2,100,000
      3,495,000    BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                   INSURED)SS.+/-                                                          3.42       07/15/2030          3,495,000
      7,125,000    BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                   INSURED)SS.+/-                                                          3.42       01/01/2035          7,125,000
        450,000    CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                   FACILITIES REVENUE, BANK OF NEW YORK LOC)SS.+/-                         3.57       11/01/2035            450,000
     19,030,000    COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR, LASALLE
                   NATIONAL BANK NA LOC)SS.+/-                                             3.44       06/01/2020         19,030,000
      7,530,000    COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                   NATIONAL BANK NA LOC)SS.+/-                                             3.44       06/01/2013          7,530,000
      2,000,000    COHASSET MN POWER & LIGHT COMPANY PROJECT D (POWER REVENUE
                   LOC)                                                                    3.44       12/01/2007          2,000,000
      3,250,000    CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY
                   FHLB (MFHR LOC)SS.+/-                                                   3.45       05/01/2027          3,250,000
      1,405,000    DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR, FHLMC
                   INSURED)SS.+/-                                                          3.46       12/01/2022          1,405,000
      3,260,000    DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN MEDICAL
                   CENTER PROJECT (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)SS.+/-    3.62       06/01/2019          3,260,000
      3,155,000    EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)SS.+/-                           3.46       12/01/2029          3,155,000
      1,950,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A
                   (MINNESOTA STATE) (PROPERTY TAX REVENUE)SS.+/-                          3.46       10/01/2019          1,950,000
     11,360,000    EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)SS.+/-                   3.45       12/01/2029         11,360,000
      6,175,000    ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                   (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                   3.45       02/01/2021          6,175,000
     10,930,000    INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                   (HOUSING REVENUE, FNMA INSURED)SS.+/-                                   3.42       05/15/2035         10,930,000
      5,070,000    MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE
                   NATIONAL BANK NA LOC)SS.+/-                                             3.62       05/01/2027          5,070,000
     10,280,000    MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                   PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                  3.47       10/01/2031         10,280,000
      7,530,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                   3.45       01/01/2023          7,530,000
      2,055,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES A (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-           3.40       11/15/2032          2,055,000
     14,000,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES B (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                      3.40       11/15/2026         14,000,000
     38,515,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                   SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-           3.38       11/15/2029         38,515,000
      8,300,000    MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE &
                   LOCAL GOVERNMENTS, US BANK NA LOC)SS.+/-                                3.62       08/01/2036          8,300,000
      3,380,000    MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                   REVENUE, US BANK NA LOC)SS.+/-                                          3.62       10/01/2021          3,380,000
        195,000    MINNEAPOLIS MN WOMAN'S CLUB OF MINNEAPOLIS PROJECT (OTHER
                   REVENUE, BREMER BANK LOC)SS.+/-                                         3.52       05/01/2023            195,000
        565,000    MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS 2003-B06
                   (PCR LOC)SS.+/-                                                         3.45       03/01/2021            565,000
     12,170,000    MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                   PROGRAM CERTIFICATES (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                   INSURED)                                                                4.00       09/12/2006         12,173,716
      1,405,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                   SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)
                   SS.+/-                                                                  3.57       12/01/2034          1,405,000
      7,095,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                    3.40       10/01/2021          7,095,000
      5,245,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                    3.40       04/01/2027          5,245,000
      3,910,000    MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)SS.+/-                     3.42       05/15/2034          3,910,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$     2,665,000    MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
                   INSURED)SS.+/-                                                          3.42%      11/15/2031    $     2,665,000
      5,350,000    PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED)SS.+/-         3.42       05/15/2036          5,350,000
      2,865,000    PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
                   REVENUE, FNMA INSURED)SS.+/-                                            3.42       09/15/2031          2,865,000
        900,000    ROCHESTER MN SERIES 177 (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-       3.45       11/15/2027            900,000
        650,000    ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HEALTHCARE
                   FACILITIES REVENUE, US BANK NA LOC)SS.+/-                               3.62       10/01/2029            650,000
      3,520,000    ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                   COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-              3.62       11/01/2022          3,520,000
      3,990,000    SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC)SS.+/-      3.46       01/01/2030          3,990,000
      2,000,000    ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)SS.+/-          3.42       05/15/2032          2,000,000
      2,975,000    ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-            3.42       10/01/2035          2,975,000
      4,985,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)SS.+/-                                        3.62       05/01/2022          4,985,000
      5,220,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)SS.+/-                                        3.57       10/01/2025          5,220,000
      2,475,000    ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                   (WATER REVENUE LOC)SS.+/-                                               3.45       12/01/2012          2,475,000
      2,500,000    ST. PAUL MN PORT AUTHORITY (HOUSING REVENUE, FHLMC INSURED)SS.+/-       3.42       02/01/2034          2,500,000
      1,500,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES J (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                        3.42       12/01/2025          1,500,000
      3,770,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                        3.62       03/01/2021          3,770,000
      1,535,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                        3.62       03/01/2012          1,535,000
        835,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                        3.45       03/01/2022            835,000
     20,825,000    ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL
                   FACILITIES REVENUE, BANK OF NEW YORK LOC)SS.+/-                         3.57       04/01/2036         20,825,000
      7,160,000    ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                   INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)SS.+/-                   3.50       02/01/2015          7,160,000
      8,210,000    ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)SS.+/-                                        3.57       05/01/2025          8,210,000
      2,250,000    UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                   REVENUE, GO OF UNIVERSITY)SS.+/-                                        3.41       12/01/2036          2,250,000

                                                                                                                        302,184,716
                                                                                                                    ---------------

MISSOURI - 1.57%
      4,300,000    INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                   INSURED)SS.+/-                                                          3.42       08/01/2035          4,300,000
     23,600,000    KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                   (OTHER REVENUE LOC)SS.+/-                                               3.57       04/01/2027         23,600,000
        995,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   BAPTIST COLLEGE (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-    3.62       11/15/2022            995,000
      1,475,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   BETHESDA HEALTH GROUP INCORPORATED (HEALTHCARE FACILITIES REVENUE,
                   US BANK NA LOC)SS.+/-                                                   3.62       08/01/2034          1,475,000
     12,585,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   DRURY COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                   NA LOC) SS.+/-                                                          3.62       08/15/2024         12,585,000
      3,010,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   SOUTHWEST BAPTIST UNIVERSITY PROJECT (HEALTHCARE FACILITIES
                   REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                  3.62       10/01/2033          3,010,000
        145,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST.
                   LOUIS UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE,
                   BANK OF AMERICA NA LOC)SS.+/-                                           3.60       10/01/2009            145,000
      5,000,000    MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   BETHESDA HEALTH GROUP (HEALTHCARE FACILITIES REVENUE, US BANK
                   NA LOC) SS.+/-                                                          3.62       08/01/2037          5,000,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MISSOURI (CONTINUED)
$     6,000,000    ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT #2 COP
                   SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                  3.41%      12/01/2033    $     6,000,000
      1,000,000    ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES
                   B (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                  3.44       06/15/2024          1,000,000

                                                                                                                         58,110,000
                                                                                                                    ---------------

NEBRASKA - 0.70%
      3,510,000    BUFFALO COUNTY NE AGREX INCORPORATED PROJECT (IDR, JPMORGAN
                   CHASE BANK LOC)SS.+/-                                                   3.65       02/01/2015          3,510,000
      1,100,000    LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN LEIGH MEDICAL
                   CENTER PROJECT AMBAC INSURED (HOSPITAL REVENUE LOC)SS.+/-               3.57       06/01/2018          1,100,000
     10,360,000    LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES
                   REVENUE IMMANUEL HEALTH SYSTEM SERIES A (HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE LOC)SS.+/-                                  3.60       07/01/2030         10,360,000
      5,100,000    NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
                   JPMORGAN CHASE BANK LOC)SS.+/-                                          3.65       02/01/2015          5,100,000
      5,725,000    SARPY COUNTY NE HOSPITAL AUTHORITY #1 IMMANUEL HEALTH SYSTEMS
                   PROJECT SERIES B (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-              3.60       07/01/2030          5,725,000

                                                                                                                         25,795,000
                                                                                                                    ---------------

NEVADA - 2.41%
     39,700,000    CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                   REVENUE LOC)SS.+/-                                                      3.40       07/01/2012         39,700,000
     17,475,000    LAS VEGAS CONVENTION & VISITORS AUTHORITY (SPORTS FACILITIES
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.45       07/01/2018         17,475,000
     21,000,000    LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                   YORK LOC)SS.+/-                                                         3.41       10/01/2035         21,000,000
      6,660,000    RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.45       07/01/2025          6,660,000
      4,075,000    WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                   INSURED)SS.+/-                                                          3.45       06/01/2020          4,075,000

                                                                                                                         88,910,000
                                                                                                                    ---------------

NEW HAMPSHIRE - 0.58%
     12,405,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY COLBY
                   SAWYER COLLEGE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK
                   PLC LOC)SS.+/-                                                          3.43       09/01/2036         12,405,000
      5,000,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY FRISBIE
                   MEMORIAL HOSPITAL (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-          3.45       10/01/2036          5,000,000
      4,000,000    NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES HEALTH CARE SERIES A
                   (OTHER REVENUE,JPMORGAN CHASE BANK LOC)SS.+/-                           3.47       01/01/2030          4,000,000

                                                                                                                         21,405,000
                                                                                                                    ---------------

NEW MEXICO - 1.79%
      2,635,000    NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435
                   (SALES TAX REVENUE, MBIA INSURED)SS.+/-                                 3.45       12/15/2011          2,635,000
      1,015,000    NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD
                   APARTMENTS SERIES A1 (MFHR, FNMA INSURED)SS.+/-                         3.42       01/15/2033          1,015,000
     62,145,000    NEW MEXICO STATE TRAN (OTHER REVENUE)                                   4.50       06/29/2007         62,510,230

                                                                                                                         66,160,230
                                                                                                                    ---------------

NEW YORK - 4.04%
     22,500,000    METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK
                   (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)SS.+/-                 3.44       05/15/2030         22,500,000
      5,225,000    NEW YORK NY (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-                 3.45       12/01/2022          5,225,000
     11,620,000    NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                  3.44       04/01/2025         11,620,000
      9,000,000    NEW YORK NY (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                  3.45       08/01/2022          9,000,000
     32,530,000    NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.40       08/01/2034         32,530,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
NEW YORK (CONTINUED)
$    59,650,000    NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
                   IMPROVEMENT SERIES F2A (HEALTHCARE FACILITIES REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.37%      02/15/2021    $    59,650,000
      8,485,000    NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST. PETERS
                   INCOME TAX (TAX REVENUE, FGIC INSURED)SS.+/-                            3.45       12/15/2024          8,485,000

                                                                                                                        149,010,000
                                                                                                                    ---------------

NORTH CAROLINA - 1.12%
        700,000    ALBERMARLE NC HOSPITAL AUTHORITY (HEALTHCARE FACILITIES REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                                3.41       10/01/2015            700,000
      1,650,000    CHARLOTTE-MECKLENBERG NC HOSPITAL AUTHORITY CAROLINAS HEALTHCARE
                   SERIES B (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                  3.55       01/15/2026          1,650,000
      7,305,000    MECKLENBURG COUNTY NC (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-          3.41       02/01/2016          7,305,000
      7,095,000    NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2 (ELECTRIC
                   REVENUE, MBIA INSURED)SS.+/-                                            3.45       01/01/2022          7,095,000
      3,595,000    NORTH CAROLINA MEDICAL CARE COMMUNITY (HEALTHCARE FACILITIES
                   REVENUE, WACHOVIA BANK LOC)SS.+/-                                       3.41       10/01/2015          3,595,000
     18,450,000    NORTH CAROLINA MEDICAL CARE COMMUNITY DUKE UNIVERSITY HEALTH SYSTEM
                   SERIES A (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                      3.39       06/01/2028         18,450,000
      2,470,000    NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
                   (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)SS.+/-                3.41       08/01/2024          2,470,000

                                                                                                                         41,265,000
                                                                                                                    ---------------

NORTH DAKOTA - 0.08%
      2,795,000    WARD COUNTY ND TRINITY OBLIGATION GROUP SERIES A (HOSPITAL REVENUE,
                   US BANK NA LOC)SS.+/-                                                   3.62       07/01/2029          2,795,000
                                                                                                                    ---------------

OHIO - 1.09%
     11,805,000    HAMILTON COUNTY OH HEALTH CARE FACILITIES REVENUE DEACONESS LONG
                   TERM CARE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-            3.40       05/15/2030         11,805,000
      1,655,000    OHIO STATE SERIES A (LEASE REVENUE, FIFTH THIRD BANK LOC)SS.+/-         3.60       09/01/2027          1,655,000
     11,000,000    OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST ENERGY GENERAL
                   CORPORATION SERIES A (IDR, BARCLAYS BANK PLC LOC)SS.+/-                 3.57       05/15/2019         11,000,000
     12,955,000    PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                   JPMORGAN CHASE BANK LOC)SS.+/-                                          3.40       11/01/2029         12,955,000
      2,810,000    WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT (IDR,
                   SCOTIABANK LOC)SS.+/-                                                   3.45       09/01/2015          2,810,000

                                                                                                                         40,225,000
                                                                                                                    ---------------

OKLAHOMA - 1.18%
      7,200,000    MUSKOGEE OK MEDICAL CENTER AUTHORITY (HEALTH FACILITIES FINANCING
                   AUTHORITY REVENUE, BANK OF AMERICA NA LOC)SS.+/-                        3.46       10/01/2032          7,200,000
      1,000,000    OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE COMMUNITY
                   PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK NV LOC)SS.+/-          3.62       02/01/2012          1,000,000
      6,300,000    OKLAHOMA STATE CAPITAL IMPROVEMENT AUTHORITY HIGHER EDUCATION
                   PROJECTS SERIES D3 (LEASE REVENUE, CIFG INSURED)SS.+/-                  3.58       07/01/2033          6,300,000
     22,500,000    OKLAHOMA STATE CAPITAL IMPROVEMENT AUTHORITY HIGHER EDUCATION
                   PROJECTS SERIES D4 (LEASE REVENUE, CIFG INSURED)SS.+/-                  3.58       07/01/2034         22,500,000
      5,875,000    OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT (HEALTHCARE
                   FACILITIES REVENUE, BANK OF AMERICA NA LOC)SS.+/-                       3.46       11/01/2018          5,875,000
        700,000    TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED (HOUSING
                   REVENUE)SS.+/-                                                          3.65       10/01/2032            700,000

                                                                                                                         43,575,000
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
OREGON - 0.40%
$     8,000,000    OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                   SERVICES LOC)SS.+/-                                                     3.46%      05/01/2010    $     8,000,000
      1,595,000    PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)SS.+/-              3.45       10/01/2012          1,595,000
      4,995,000    TRI COUNTY OR METRO TRANSPORTATION DISTRICT SERIES 142 (TAX
                   REVENUE, MORGAN STANLEY DEAN WITTER LOC)SS.+/-                          3.45       08/01/2019          4,995,000

                                                                                                                         14,590,000
                                                                                                                    ---------------

OTHER - 1.48%
     10,120,000    CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002 (OTHER
                   REVENUE, STATE STREET BANK & TRUST COMPANY LOC)SS.+/-i++                3.76       02/01/2030         10,120,000
        794,120    ITHAKA PARTNERS II TRUST CERTIFICATES VARIOUS STATES SERIES A CLASS
                   A (OTHER REVENUE, US BANK NA LOC)SS.+/-++                               4.23       01/01/2010            794,120
      3,452,000    NORTHEAST TAX-EXEMPT GRANTOR TRUST CERTIFICATES (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)SS.+/-                                           3.55       04/01/2019          3,452,000
     12,890,000    RESET OPTION TRUST CERTIFICATES II-R VARIOUS STATES PUTTABLE (OTHER
                   REVENUE)SS.+/-                                                          3.51       03/01/2007         12,890,000
     24,875,000    SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                   (OTHER REVENUE, FHLMC INSURED)SS.+/-                                    3.56       07/01/2041         24,875,000
      2,715,000    US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)SS.+/-++       3.46       01/01/2010          2,715,000

                                                                                                                         54,846,120
                                                                                                                    ---------------

PENNSYLVANIA - 2.63%
      4,900,000    DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.41       08/01/2029          4,900,000
     15,725,000    DAUPHIN COUNTY PA GENERAL AUTHORITY PINNACLE HEALTH SYSTEMS PROJECT
                   (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)SS.+/-                       3.40       08/15/2027         15,725,000
      7,635,000    LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                                3.55       07/01/2031          7,635,000
     20,400,000    MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-           3.45       10/01/2030         20,400,000
      5,975,000    PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY TREASURY
                   DEPARTMENT HOSPITAL ENHANCEMENT LOAN PROGRAM A1 (HOSPITAL REVENUE,
                   NATIONAL CITY BANK)SS.+/-                                               3.42       06/01/2031          5,975,000
      8,260,000    PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY TREASURY
                   DEPARTMENT HOSPITAL ENHANCEMENT LOAN PROGRAM A3 (HOSPITAL REVENUE,
                   NATIONAL CITY BANK)SS.+/-                                               3.42       06/01/2021          8,260,000
      7,550,000    PENNSYLVANIA HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                    3.43       07/01/2034          7,550,000
      6,695,000    PENNSYLVANIA TURNPIKE COMMISSION OIL FRANCHISE TAX SERIES II R 1005
                   (SALES TAX REVENUE, AMBAC INSURED)SS.+/-                                3.45       12/01/2015          6,695,000
     14,510,000    PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY BANK LOC)SS.+/-          3.39       06/15/2023         14,510,000
      4,500,000    PHILADELPHIA PA AUTHORITY FOR IDR GIRARD ESTATE ARAMARK PJ (IDR
                   LOC)SS.+/-                                                              3.42       06/01/2032          4,500,000
      1,050,000    PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE, JPMORGAN
                   CHASE BANK LOC)SS.+/-                                                   3.45       09/01/2034          1,050,000

                                                                                                                         97,200,000
                                                                                                                    ---------------

PUERTO RICO - 0.34%
     12,620,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (TOLL ROAD
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.44       07/01/2027         12,620,000
                                                                                                                    ---------------

SOUTH CAROLINA - 1.55%
     22,400,000    CHARLESTON SC SERIES B (WATER & SEWER REVENUE, WACHOVIA BANK LOC)
                   SS.+/-                                                                  3.41       01/01/2035         22,400,000
     17,795,000    PATRIOTS ENERGY GROUP SC GAS FACILITIES SERIES A (UTILITIES
                   REVENUE, CIFG INSURED)SS.+/-                                            3.41       06/01/2036         17,795,000
      4,135,000    SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                   NONPROFIT INSTITUTIONS (COLLEGE & UNIVERSITY REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.46       02/01/2022          4,135,000
      4,420,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY (ECONOMIC
                   DEVELOPMENT REVENUE, WACHOVIA BANK LOC)SS.+/-                           3.41       12/01/2024          4,420,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
SOUTH CAROLINA (CONTINUED)
$     8,500,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                   DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC)SS.+/-            3.41%      08/01/2029    $     8,500,000

                                                                                                                         57,250,000
                                                                                                                    ---------------

SOUTH DAKOTA - 0.14%
      5,000,000    SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                   VALLEY SERIES B (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)SS.+/-   3.63       11/01/2034          5,000,000
                                                                                                                    ---------------

TENNESSEE - 1.04%
     10,000,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 1999-1 MUNITOPS PUTTABLE
                   (METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN)
                   (OTHER REVENUE, FGIC INSURED)SS.+/-++                                   3.44       12/06/2006         10,000,000
      4,250,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH &
                   EDUCATIONAL PROJECT FACILITIES BOARD MEHARRY MEDICAL COLLEGE
                   (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)SS.+/-            3.41       08/01/2018          4,250,000
     19,985,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS
                   FERRY APARTMENTS (IDR, FHLMC INSURED)SS.+/-                             3.41       01/01/2034         19,985,000
      4,210,000    RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.45       10/01/2012          4,210,000

                                                                                                                         38,445,000
                                                                                                                    ---------------

TEXAS - 4.62%
      6,130,000    ABN AMRO MUNITOPS CTFS 2006-16 (WATER REVENUE, MBIA INSURED)SS.+/-      3.67       09/01/2014          6,130,000
        625,000    DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
                   LOC)SS.+/-                                                              3.45       02/15/2011            625,000
      4,310,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014302 CLASS A (AUSTIN TX
                   ELECTRIC UTILITY SYSTEMS) (POWER REVENUE, FIRST SECURITY BANK LOC)
                   SS.+/-                                                                  3.46       11/15/2012          4,310,000
      6,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014310 CLASS A (DALLAS TX AREA
                   RAPID) (SALES TAX REVENUE, AMBAC INSURED)SS.+/-                         3.46       12/01/2026          6,000,000
      7,875,000    GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                   REVENUE, FGIC INSURED)SS.+/-                                            3.45       08/15/2023          7,875,000
      8,995,000    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-                     3.54       07/01/2015          8,995,000
      4,430,000    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-                     3.54       07/01/2024          4,430,000
      8,982,500    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES
                   357 (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-                 3.45       07/01/2029          8,982,500
      1,900,000    HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO SERIES
                   C (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.+/-                       3.45       11/15/2030          1,900,000
      2,090,000    HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN CHASE
                   BANK LOC)SS.+/-                                                         3.45       10/01/2012          2,090,000
      5,470,000    HOUSTON TX CERTIFICATES SERIES 495 (WATER REVENUE, FGIC INSURED)
                   SS.+/-                                                                  3.45       12/01/2030          5,470,000
      4,245,000    HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY TAX
                   REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                        3.45       02/15/2026          4,245,000
      3,770,000    HOUSTON TX MUNICIPAL TRUST RECEIPTS SERIES SG 120 (WATER & SEWER
                   REVENUE)SS.+/-                                                          3.44       12/01/2023          3,770,000
     12,600,000    HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE, SOCIETE
                   GENERALE LOC)SS.+/-                                                     3.44       11/15/2029         12,600,000
      2,240,000    IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)SS.+/-               3.45       02/15/2012          2,240,000
      5,275,000    KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX REVENUE)
                   SS.+/-                                                                  3.41       08/15/2036          5,275,000
      2,030,000    LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618 (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.45       02/01/2010          2,030,000
      3,280,000    LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER REVENUE,
                   FGIC INSURED)SS.+/-                                                     3.45       11/15/2009          3,280,000
     15,115,000    LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
                   SYSTEMS (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                        3.57       02/15/2035         15,115,000
     10,000,000    LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES A
                   (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-        3.62       02/15/2028         10,000,000
      3,500,000    MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE, REGIONS
                   BANK LOC)SS.+/-                                                         3.45       08/01/2018          3,500,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
TEXAS (CONTINUED)
$     5,525,000    MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)
                   SS.+/-                                                                  3.45%      02/15/2024    $     5,525,000
      6,010,000    NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION
                   (HFFA REVENUE, MBIA INSURED)SS.+/-                                      3.45       02/15/2022          6,010,000
      1,595,000    POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                   (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                       3.45       11/01/2026          1,595,000
      1,500,000    SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)SS.+/-             3.43       05/15/2033          1,500,000
      2,500,000    SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)SS.+/-                                           3.46       01/01/2017          2,500,000
      3,920,000    TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE & UNIVERSITY
                   REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                                 3.45       07/01/2012          3,920,000
      5,080,000    TEXAS STATE CLASS A (GO - STATES, TERRITORIES, CITIBANK NA LOC)SS.
                   +/-                                                                     3.46       04/01/2030          5,080,000
     17,600,000    TEXAS STATE TRAN (PROPERTY TAX REVENUE)                                 4.50       08/31/2007         17,757,440
      5,195,000    TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES 4
                   (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-                    3.45       11/15/2024          5,195,000
      2,580,000    UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411 (COLLEGE &
                   UNIVERSITY REVENUE)SS.+/-                                               3.45       01/01/2012          2,580,000

                                                                                                                        170,524,940
                                                                                                                    ---------------

UTAH - 0.26%
      9,675,000    WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)SS.+/-                    3.41       12/01/2034          9,675,000
                                                                                                                    ---------------

VIRGINIA - 0.77%
      7,960,000    CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                                3.41       06/01/2035          7,960,000
      2,175,000    HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569 (JAIL
                   FACILITIES REVENUE, MBIA INSURED)SS.+/-                                 3.45       07/01/2012          2,175,000
      4,950,000    LEXINGTON VA IDA (IDR, WACHOVIA BANK LOC)SS.+/-                         3.55       12/01/2036          4,950,000
      6,485,000    LOUDOUN COUNTY VA IDA HOWARD HUGHES MEDICAL CENTER SERIES F
                   (IDR)SS.+/-                                                             3.38       02/15/2038          6,485,000
      7,000,000    NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING REVENUE, BANK
                   OF AMERICA NA LOC)SS.+/-                                                3.41       07/01/2034          7,000,000

                                                                                                                         28,570,000
                                                                                                                    ---------------

WASHINGTON - 3.78%
     15,420,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 (KING COUNTY WA SCHOOL
                   DISTRICT #001 SEATTLE SERIES A) (PROPERTY TAX REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.35       12/01/2009         15,420,000
      5,173,500    ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C (ELECTRIC
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.46       01/01/2010          5,173,500
      5,720,000    ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.45       07/01/2012          5,720,000
      4,775,000    GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA INSURED)
                   SS.+/-                                                                  3.45       12/01/2012          4,775,000
     17,350,000    ISSAQUAH WA COMMUNITY PROPERTIES SERIES A (WATER REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.44       02/15/2021         17,350,000
     45,525,000    KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
                   INSURED)SS.+/-                                                          3.41       07/01/2035         45,525,000
      5,920,000    KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.44       12/01/2018          5,920,000
      4,955,000    SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.45       08/01/2012          4,955,000
      6,995,000    WASHINGTON STATE (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.
                   +/-                                                                     3.62       01/01/2026          6,995,000
      6,000,000    WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF PUGET
                   SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                   LOC)SS.+/-                                                              3.44       10/01/2036          6,000,000
      3,065,000    WASHINGTON STATE HOUSING FINANCE COMMISSION (HOUSING REVENUE, US
                   BANK NA LOC)SS.+/-                                                      3.65       11/01/2025          3,065,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
WASHINGTON (CONTINUED)

$    10,400,000    WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL PROJECT
                   (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-                         3.62%      04/01/2034    $    10,400,000
      1,700,000    WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
                   MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                   CORPORATION LOC)SS.+/-                                                  3.62       06/01/2032          1,700,000
      2,165,000    WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)SS.+/-                                                         3.45       07/01/2012          2,165,000
      4,375,000    WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)SS.+/-                                                         3.45       07/01/2024          4,375,000

                                                                                                                        139,538,500
                                                                                                                    ---------------

WISCONSIN - 1.79%
      3,765,000    MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER PROJECT A
                   (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-         3.54       07/01/2023          3,765,000
      2,400,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ALVERNO
                   COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
                   PLC LOC)SS.+/-                                                          3.62       11/01/2017          2,400,000
     13,015,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AURORA
                   HEALTH CARE SERIES C (HEALTHCARE FACILITIES REVENUE, MARSHALL & ISLEY
                   BANK LOC)SS.+/-                                                         3.57       04/01/2028         13,015,000
      6,500,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   FRANCISCAN SISTERS SERIES B (HEALTHCARE FACILITIES REVENUE, MARSHALL
                   & ISLEY BANK LOC)SS.+/-                                                 3.40       09/01/2033          6,500,000
     11,600,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY NATIONAL
                   REGENCY OF NEW BERLIN (HEALTHCARE FACILITIES REVENUE, MARSHALL
                   & ISLEY BANK LOC)SS.+/-                                                 3.62       08/15/2034         11,600,000
      5,625,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REEDSBURG
                   AREA MEDICAL CENTER INCORPORATED (OTHER REVENUE, FIFTH THIRD BANK
                   LOC)SS.+/-                                                              3.62       06/01/2036          5,625,000
     15,500,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY LUTHERAN
                   COLLEGE SERIES 2001 (COLLEGE & UNIVERSITY REVENUE,
                   US BANK NA LOC)SS.+/-                                                   3.62       09/01/2031         15,500,000
      7,520,000    WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC INSURED)
                   SS.+/-                                                                  3.45       11/01/2012          7,520,000

                                                                                                                         65,925,000
                                                                                                                    ---------------

WYOMING - 0.83%
     30,600,000    SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                   (PCR, BARCLAYS BANK PLC LOC)SS.+/-                                      3.41       07/01/2015         30,600,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,287,950,209)                                                                   3,287,950,209
                                                                                                                    ---------------

COMMERCIAL PAPER - 10.60%
      9,000,000    BURKE COUNTY POLLUTION CONTROL                                          3.50       09/07/2006          9,000,000
      4,895,000    COUNTY OF WAKE NC                                                       3.65       02/05/2007          4,895,000
      4,200,000    HARRIS COUNTY TX                                                        3.57       09/15/2006          4,200,000
      3,900,000    HARRIS COUNTY TX SERIES B                                               3.60       09/14/2006          3,900,000
     17,750,000    HARRIS COUNTY TX SERIES B                                               3.60       11/09/2006         17,750,000
     33,900,000    HARRIS COUNTY TX SERIES C                                               3.60       11/09/2006         33,900,000
     15,675,000    HARRIS COUNTY TX SERIES D                                               3.60       09/14/2006         15,675,000
      4,200,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                               3.47       09/07/2006          4,200,000
     21,100,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                               3.55       10/17/2006         21,100,000
     15,800,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                               3.63       02/08/2007         15,800,000
      9,665,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                   3.53       09/13/2006          9,665,000
     17,700,000    JOHNS HOPKINS UNIVERSITY                                                3.55       10/17/2006         17,700,000
      6,800,000    LAS VEGAS VALLEY WATER DISTRICT                                         3.47       09/07/2006          6,800,000
      6,300,000    LAS VEGAS VALLEY WATER DISTRICT                                         3.55       10/17/2006          6,300,000
     15,495,000    MARYLAND HEALTH & HIGHER EDUCATION SERIES A                             3.60       09/07/2006         15,495,000
      7,500,000    MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                 3.55       09/07/2006          7,500,000
     23,780,000    MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                 3.70       11/07/2006         23,780,000
     17,000,000    NORTH CAROLINA CAPITAL FACILITIES                                       3.60       11/07/2006         17,000,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$    13,000,000    ROCHESTER MN HEALTH CARE SERIES 00-B                                    3.64%      10/12/2006    $    13,000,000
     32,400,000    ROCHESTER MN HEALTH CARE SERIES 01-C                                    3.64       10/12/2006         32,400,000
     15,300,000    ROCHESTER MN HEALTH CARE SERIES 92-A                                    3.64       10/12/2006         15,300,000
     10,800,000    ROCHESTER MN HEALTH CARE SERIES 92-C                                    3.64       10/12/2006         10,800,000
     10,550,000    SAN ANTONIO ELECTRIC & GAS                                              3.53       10/02/2006         10,550,000
      9,900,000    SAN ANTONIO ELECTRIC & GAS                                              3.65       10/18/2006          9,900,000
      2,359,000    TEXAS PFA                                                               3.60       11/09/2006          2,359,000
     11,325,000    TEXAS PFA SERIES 02-A                                                   3.53       09/13/2006         11,325,000
     31,090,000    UNIVERSITY OF MINNESOTA                                                 3.65       10/16/2006         31,090,000
     20,000,000    UNIVERSITY OF TEXAS SYSTEM SERIES 02-A                                  3.60       09/06/2006         20,000,000

TOTAL COMMERCIAL PAPER (COST $391,384,000)                                                                              391,384,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,679,334,209)*                              99.64%                                                          $ 3,679,334,209

OTHER ASSETS AND LIABILITIES, NET                    0.36                                                                13,117,458
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $ 3,692,451,667
                                                   ======                                                           ===============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

i     ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
US TREASURY SECURITIES - 10.90%

US TREASURY BILLS - 10.90%
$    50,000,000    US TREASURY BILL^                                                       4.70%      09/07/2006    $    49,960,792
    250,000,000    US TREASURY BILL^                                                       5.18       09/15/2006        249,496,388
     50,000,000    US TREASURY BILL^                                                       4.65       10/05/2006         49,780,417
    100,000,000    US TREASURY BILL^                                                       4.82       11/09/2006         99,075,687
    100,000,000    US TREASURY BILL^                                                       4.82       11/16/2006         98,983,500
    100,000,000    US TREASURY BILL^                                                       5.04       12/21/2006         98,447,542

TOTAL US TREASURY SECURITIES (COST $645,744,326)                                                                        645,744,326
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 93.59%
     75,000,000    BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $75,010,875)                                            5.22       09/01/2006         75,000,000
    250,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $250,036,042)                                           5.19       09/01/2006        250,000,000
  1,000,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $1,000,145,556)                                         5.24       09/01/2006      1,000,000,000
    550,000,000    DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $550,080,056)                                           5.24       09/01/2006        550,000,000
     94,298,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $94,311,568)                                            5.18       09/01/2006         94,298,000
    500,000,000    GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $500,072,778)                                           5.24       09/01/2006        500,000,000
  1,300,000,000    HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $1,300,189,222)                                         5.24       09/01/2006      1,300,000,000
    125,000,000    JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $125,018,229)                                           5.25       09/01/2006        125,000,000
    450,000,000    MERRILL LYNCH & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $450,715,000)                                           5.20       09/11/2006        450,000,000
  1,200,000,000    MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $1,200,174,667)                                         5.24       09/01/2006      1,200,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,544,298,000)                                                                     5,544,298,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $6,190,042,326)*                             104.49%                                                          $ 6,190,042,326

OTHER ASSETS AND LIABILITIES, NET                   (4.49)                                                             (266,066,793)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $ 5,923,975,533
                                                   ======                                                           ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
US TREASURY SECURITIES - 97.08%

US TREASURY BILLS - 97.08%
$   150,000,000    US TREASURY BILL^                                                       4.72%      09/07/2006    $   149,882,063
    150,000,000    US TREASURY BILL^                                                       4.75       09/07/2006        149,881,291
     50,000,000    US TREASURY BILL^                                                       4.77       09/07/2006         49,960,292
     10,587,000    US TREASURY BILL^                                                       5.07       09/07/2006         10,578,054
    150,000,000    US TREASURY BILL^                                                       4.77       09/14/2006        149,741,625
     50,000,000    US TREASURY BILL^                                                       4.84       09/14/2006         49,912,701
     26,330,000    US TREASURY BILL^                                                       4.87       09/14/2006         26,283,696
     50,000,000    US TREASURY BILL^                                                       5.08       09/14/2006         49,908,278
    100,000,000    US TREASURY BILL^                                                       4.78       09/21/2006         99,734,722
     50,000,000    US TREASURY BILL^                                                       4.91       09/21/2006         49,863,750
     50,000,000    US TREASURY BILL^                                                       5.01       09/21/2006         49,860,833
     50,000,000    US TREASURY BILL^                                                       5.08       09/21/2006         49,858,889
     50,000,000    US TREASURY BILL^                                                       4.87       09/28/2006         49,817,375
    270,000,000    US TREASURY BILL^                                                       4.90       09/28/2006        269,007,243
     10,582,000    US TREASURY BILL^                                                       5.02       09/28/2006         10,542,159
     25,000,000    US TREASURY BILL^                                                       4.92       10/05/2006         24,883,833
     25,000,000    US TREASURY BILL^                                                       4.95       10/05/2006         24,883,243
    236,700,000    US TREASURY BILL^                                                       4.97       10/05/2006        235,590,074
     25,000,000    US TREASURY BILL^                                                       4.88       10/12/2006         24,861,198
    125,000,000    US TREASURY BILL^                                                       4.91       10/12/2006        124,301,007
    200,000,000    US TREASURY BILL^                                                       4.93       10/12/2006        198,877,056
    150,000,000    US TREASURY BILL^                                                       4.92       10/19/2006        149,016,667
     25,000,000    US TREASURY BILL^                                                       4.93       10/19/2006         24,835,667
     25,000,000    US TREASURY BILL^                                                       4.94       10/19/2006         24,835,333
    175,000,000    US TREASURY BILL^                                                       4.98       10/26/2006        173,669,878
    150,000,000    US TREASURY BILL^                                                       4.98       11/02/2006        148,713,500
     50,000,000    US TREASURY BILL^                                                       4.90       11/09/2006         49,530,417
    150,000,000    US TREASURY BILL^                                                       4.99       11/09/2006        148,565,375
    100,000,000    US TREASURY BILL^                                                       4.81       11/16/2006         98,985,611
    175,000,000    US TREASURY BILL^                                                       4.99       11/16/2006        173,156,472
    250,000,000    US TREASURY BILL^                                                       4.98       11/24/2006        247,093,542
    100,000,000    US TREASURY BILL^                                                       4.91       11/30/2006         98,773,750
    250,000,000    US TREASURY BILL^                                                       4.97       11/30/2006        246,896,875
    100,000,000    US TREASURY BILL^                                                       4.82       12/07/2006         98,701,951
     50,000,000    US TREASURY BILL^                                                       4.87       12/07/2006         49,344,240
    100,000,000    US TREASURY BILL^                                                       4.96       12/14/2006         98,567,111

 TOTAL US TREASURY SECURITIES (COST $3,678,915,771)                                                                   3,678,915,771
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $3,678,915,771)*                              97.08%                                                          $ 3,678,915,771

OTHER ASSETS AND LIABILITIES, NET                    2.92                                                               110,495,000
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $ 3,789,410,771
                                                   ======                                                           ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          STATEMENTS OF ASSETS AND LIABILITIES--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          CALIFORNIA TAX-FREE         GOVERNMENT          MINNESOTA
                                                                            MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ......................................  $     2,884,014,196  $   4,365,762,236  $     103,957,679
   REPURCHASE AGREEMENTS ...............................................                    0     10,427,199,000                  0
                                                                          -------------------  -----------------  -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....................        2,884,014,196     14,792,961,236        103,957,679
                                                                          -------------------  -----------------  -----------------
   CASH ................................................................               53,836             50,040             51,292
   RECEIVABLE FOR FUND SHARES ISSUED ...................................                    0             60,931                  0
   RECEIVABLE FOR INVESTMENTS SOLD .....................................                    0                  0                  0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..............................           13,844,142         27,253,281            659,904
   PREPAID EXPENSES AND OTHER ASSETS ...................................                    0              2,397                  0
                                                                          -------------------  -----------------  -----------------
TOTAL ASSETS ...........................................................        2,897,912,174     14,820,327,885        104,668,875
                                                                          -------------------  -----------------  -----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...................................                    0                  0                  0
   DIVIDENDS PAYABLE ...................................................              841,905         40,334,097              8,883
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...............              899,394          3,002,569             40,156
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .............              630,743          1,686,923             22,304
   ACCRUED EXPENSES AND OTHER LIABILITIES ..............................               66,748                  0             70,745
                                                                          -------------------  -----------------  -----------------
TOTAL LIABILITIES ......................................................            2,438,790         45,023,589            142,088
                                                                          -------------------  -----------------  -----------------
TOTAL NET ASSETS .......................................................  $     2,895,473,384  $  14,775,304,296  $     104,526,787
                                                                          ===================  =================  =================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .....................................................  $     2,895,367,248  $  14,775,273,280  $     104,544,850
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................               (1,038)            31,016                  2
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............              107,174                  0            (18,065)
                                                                          -------------------  -----------------  -----------------
TOTAL NET ASSETS .......................................................  $     2,895,473,384  $  14,775,304,296  $     104,526,787
                                                                          -------------------  -----------------  -----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ................................................  $     2,486,731,139  $   1,923,740,974  $     104,526,787
   SHARES OUTSTANDING - CLASS A ........................................        2,486,593,888      1,923,742,528        104,544,625
   NET ASSET VALUE PER SHARE - CLASS A .................................  $              1.00  $            1.00  $            1.00
   NET ASSETS - CLASS B ................................................                  N/A                N/A                N/A
   SHARES OUTSTANDING - CLASS B ........................................                  N/A                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..............                  N/A                N/A                N/A
   NET ASSETS - ADMINISTRATOR CLASS ....................................                  N/A  $   1,118,144,553                N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ............................                  N/A      1,118,145,548                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..                  N/A  $            1.00                N/A
   NET ASSETS - INSTITUTIONAL CLASS ....................................                  N/A  $   6,302,336,984                N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ............................                  N/A      6,302,337,311                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..                  N/A  $            1.00                N/A
   NET ASSETS - INVESTOR CLASS .........................................                  N/A                N/A                N/A
   SHARES OUTSTANDING - INVESTOR CLASS .................................                  N/A                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .......                  N/A                N/A                N/A
   NET ASSETS - SERVICE CLASS ..........................................  $       408,742,245  $   5,431,081,785                N/A
   SHARES OUTSTANDING - SERVICE CLASS ..................................          408,720,816      5,431,087,365                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ........  $              1.00  $            1.00                N/A
                                                                          -------------------  -----------------  -----------------
INVESTMENTS AT COST ....................................................  $     2,884,014,196  $  14,792,961,236  $     103,957,679
                                                                          ===================  =================  =================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                       MUNICIPAL  NATIONAL TAX-FREE
                                                                            MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ......................................  $     7,667,308,748  $     469,574,768  $   3,679,334,209
   REPURCHASE AGREEMENTS ...............................................        1,665,583,174                  0                  0
                                                                          -------------------  -----------------  -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....................        9,332,891,922        469,574,768      3,679,334,209
                                                                          -------------------  -----------------  -----------------
   CASH ................................................................               50,000             54,606             76,112
   RECEIVABLE FOR FUND SHARES ISSUED ...................................               11,554                  0                  0
   RECEIVABLE FOR INVESTMENTS SOLD .....................................                    0          6,856,493                  0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..............................           29,252,110          2,205,063         18,153,016
   PREPAID EXPENSES AND OTHER ASSETS ...................................                    0                  0                  0
                                                                          -------------------  -----------------  -----------------
TOTAL ASSETS ...........................................................        9,362,205,586        478,690,930      3,697,563,337
                                                                          -------------------  -----------------  -----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...................................                    0          9,640,000                  0
   DIVIDENDS PAYABLE ...................................................              669,969             43,307          3,591,971
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...............            3,838,937            200,898            832,675
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .............            2,850,160            100,170            496,051
   ACCRUED EXPENSES AND OTHER LIABILITIES ..............................              311,262             51,021            190,973
                                                                          -------------------  -----------------  -----------------
TOTAL LIABILITIES ......................................................            7,670,328         10,035,396          5,111,670
                                                                          -------------------  -----------------  -----------------
TOTAL NET ASSETS .......................................................  $     9,354,535,258  $     468,655,534  $   3,692,451,667
                                                                          ===================  =================  =================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .....................................................  $     9,354,809,276  $     468,705,523  $   3,692,493,746
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................                    0                  1                  2
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............             (274,018)           (49,990)           (42,081)
                                                                          -------------------  -----------------  -----------------
TOTAL NET ASSETS .......................................................  $     9,354,535,258  $     468,655,534  $   3,692,451,667
                                                                          -------------------  -----------------  -----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ................................................  $     7,186,935,044                N/A  $   1,002,763,652
   SHARES OUTSTANDING - CLASS A ........................................        7,186,574,896                N/A      1,002,763,513
   NET ASSET VALUE PER SHARE - CLASS A .................................  $              1.00                N/A  $            1.00
   NET ASSETS - CLASS B ................................................  $     1,437,558,141                N/A                N/A
   SHARES OUTSTANDING - CLASS B ........................................        1,437,519,140                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..............  $              1.00                N/A                N/A
   NET ASSETS - ADMINISTRATOR CLASS ....................................                  N/A                N/A  $     533,219,446
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ............................                  N/A                N/A        533,186,297
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..                  N/A                N/A  $            1.00
   NET ASSETS - INSTITUTIONAL CLASS ....................................                  N/A                N/A  $   1,022,799,015
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ............................                  N/A                N/A      1,022,868,430
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..                  N/A                N/A  $            1.00
   NET ASSETS - INVESTOR CLASS .........................................  $       730,042,073  $     468,655,534                N/A
   SHARES OUTSTANDING - INVESTOR CLASS .................................          730,036,531        468,705,516                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .......  $              1.00  $            1.00                N/A
   NET ASSETS - SERVICE CLASS ..........................................                  N/A                N/A  $   1,133,669,554
   SHARES OUTSTANDING - SERVICE CLASS ..................................                  N/A                N/A      1,133,494,811
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ........                  N/A                N/A  $            1.00
                                                                          -------------------  -----------------  -----------------
INVESTMENTS AT COST ....................................................  $     9,332,891,922  $     469,574,768  $   3,679,334,209
                                                                          ===================  =================  =================

                                                                                                   TREASURY PLUS      100% TREASURY
                                                                                               MONEY MARKET FUND  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .........................................................    $     645,744,326  $   3,678,915,771
   REPURCHASE AGREEMENTS ..................................................................        5,544,298,000                  0
                                                                                               -----------------  -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ........................................        6,190,042,326      3,678,915,771
                                                                                               -----------------  -----------------
   CASH ...................................................................................               50,845             50,834
   RECEIVABLE FOR FUND SHARES ISSUED ......................................................               57,892              5,936
   RECEIVABLE FOR INVESTMENTS SOLD ........................................................                    0        124,185,036
   RECEIVABLES FOR DIVIDENDS AND INTEREST .................................................            2,235,992                  0
   PREPAID EXPENSES AND OTHER ASSETS ......................................................                    0                  0
                                                                                               -----------------  -----------------
TOTAL ASSETS ..............................................................................        6,192,387,055      3,803,157,577
                                                                                               -----------------  -----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ......................................................          249,496,389                  0
   DIVIDENDS PAYABLE ......................................................................           16,565,218         12,182,319
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..................................            1,434,548            768,231
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ................................              841,100            786,973
   ACCRUED EXPENSES AND OTHER LIABILITIES .................................................               74,267              9,283
                                                                                               -----------------  -----------------
TOTAL LIABILITIES .........................................................................          268,411,522         13,746,806
                                                                                               -----------------  -----------------
TOTAL NET ASSETS ..........................................................................    $   5,923,975,533  $   3,789,410,771
                                                                                               =================  =================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ........................................................................    $   5,924,110,211  $   3,789,433,803
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................................                  647            190,132
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................             (135,325)          (213,164)
                                                                                               -----------------  -----------------
TOTAL NET ASSETS ..........................................................................    $   5,923,975,533  $   3,789,410,771
                                                                                               -----------------  -----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ...................................................................    $   2,855,587,842  $     229,692,045
   SHARES OUTSTANDING - CLASS A ...........................................................        2,855,703,219        229,661,181
   NET ASSET VALUE PER SHARE - CLASS A ....................................................    $            1.00  $            1.00
   NET ASSETS - CLASS B ...................................................................                  N/A                N/A
   SHARES OUTSTANDING - CLASS B ...........................................................                  N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .................................                  N/A                N/A
   NET ASSETS - ADMINISTRATOR CLASS .......................................................                  N/A                N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ...............................................                  N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .....................                  N/A                N/A
   NET ASSETS - INSTITUTIONAL CLASS .......................................................    $   1,967,213,421                N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............................................        1,967,411,041                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .....................    $            1.00                N/A
   NET ASSETS - INVESTOR CLASS ............................................................                  N/A                N/A
   SHARES OUTSTANDING - INVESTOR CLASS ....................................................                  N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ..........................                  N/A                N/A
   NET ASSETS - SERVICE CLASS .............................................................    $   1,101,174,270  $   3,559,718,726
   SHARES OUTSTANDING - SERVICE CLASS .....................................................        1,101,212,048      3,559,777,528
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ...........................    $            1.00  $            1.00
                                                                                               -----------------  -----------------
INVESTMENTS AT COST .......................................................................    $   6,190,042,326  $   3,678,915,771
                                                                                               =================  =================

                                                      STATEMENTS OF OPERATIONS--
                                                        FOR THE SIX MONTHS ENDED
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        CALIFORNIA TAX-FREE          GOVERNMENT           MINNESOTA
                                                                          MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INTEREST .........................................................   $        49,038,433   $     333,296,025   $       1,967,316
                                                                        -------------------   -----------------   -----------------
TOTAL INVESTMENT INCOME .............................................            49,038,433         333,296,025           1,967,316
                                                                        -------------------   -----------------   -----------------

EXPENSES
   ADVISORY FEES ....................................................             4,087,541           6,666,469             171,557
   ADMINISTRATION FEES
      FUND LEVEL ....................................................               720,275           2,756,105              28,593
      CLASS A .......................................................             2,737,210           1,708,400             125,809
      CLASS B .......................................................                   N/A                 N/A                 N/A
      ADMINISTRATOR CLASS ...........................................                   N/A             533,327                 N/A
      INSTITUTIONAL CLASS ...........................................                   N/A           2,095,560                 N/A
      INVESTOR CLASS ................................................                   N/A                 N/A                 N/A
      SERVICE CLASS .................................................               235,637           3,284,575                 N/A
   CUSTODY FEES .....................................................               288,110           1,333,294              11,437
   SHAREHOLDER SERVICING FEES .......................................             3,601,376           9,317,555             142,965
   ACCOUNTING FEES ..................................................                77,787             326,430              12,769
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .......................................................                   N/A                 N/A                 N/A
   PROFESSIONAL FEES ................................................                22,199              84,440               8,859
   REGISTRATION FEES ................................................                 7,500             136,544               1,552
   SHAREHOLDER REPORTS ..............................................                19,686             128,433               2,697
   TRUSTEES' FEES ...................................................                 4,259               4,259               4,259
   OTHER FEES AND EXPENSES ..........................................                 7,467             133,989               1,535
                                                                        -------------------   -----------------   -----------------
TOTAL EXPENSES ......................................................            11,809,047          28,509,380             512,032
                                                                        -------------------   -----------------   -----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................            (2,837,426)         (2,722,099)            (54,545)
   NET EXPENSES .....................................................             8,971,621          25,787,281             457,487
                                                                        -------------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS) ........................................            40,066,812         307,508,744           1,509,829
                                                                        -------------------   -----------------   -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..               183,846                   0              (2,714)
                                                                        -------------------   -----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................               183,846                   0              (2,714)
                                                                        -------------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............               183,846                   0              (2,714)
                                                                        -------------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $        40,250,658   $     307,508,744   $       1,507,115
                                                                        ===================   =================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                      MUNICIPAL   NATIONAL TAX-FREE
                                                                          MONEY MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INTEREST .........................................................   $       225,548,984   $       8,950,524   $      63,265,406
                                                                        -------------------   -----------------   -----------------
TOTAL INVESTMENT INCOME .............................................           225,548,984           8,950,524          63,265,406
                                                                        -------------------   -----------------   -----------------
EXPENSES
   ADVISORY FEES ....................................................            11,951,941             757,017           1,826,069
   ADMINISTRATION FEES
      FUND LEVEL ....................................................             2,043,379             126,169             913,034
      CLASS A .......................................................             7,608,440                 N/A           1,093,029
      CLASS B .......................................................             1,454,983                 N/A                 N/A
      ADMINISTRATOR CLASS ...........................................                   N/A                 N/A             272,308
      INSTITUTIONAL CLASS ...........................................                   N/A                 N/A             387,916
      INVESTOR CLASS ................................................             1,398,434             984,122                 N/A
      SERVICE CLASS .................................................                   N/A                 N/A             686,441
   CUSTODY FEES .....................................................               895,662              50,468             365,214
   SHAREHOLDER SERVICING FEES .......................................            11,195,776             630,847           2,944,472
   ACCOUNTING FEES ..................................................               223,587              28,372              98,931
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .......................................................             4,960,170                 N/A                 N/A
   PROFESSIONAL FEES ................................................                55,364              10,444              27,996
   REGISTRATION FEES ................................................                51,080              10,611             118,577
   SHAREHOLDER REPORTS ..............................................               342,997              15,445              61,078
   TRUSTEES' FEES ...................................................                 4,259               4,259               4,259
   OTHER FEES AND EXPENSES ..........................................               132,460               4,653              39,739
                                                                        -------------------   -----------------   -----------------
TOTAL EXPENSES ......................................................            42,318,532           2,622,407           8,839,063
                                                                        -------------------   -----------------   -----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................            (3,717,515)         (1,007,309)         (1,248,917)
   NET EXPENSES .....................................................            38,601,017           1,615,098           7,590,146
                                                                        -------------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS) ........................................           186,947,967           7,335,426          55,675,260
                                                                        -------------------   -----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..                 8,088              (4,511)              6,744
                                                                        -------------------   -----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................                 8,088              (4,511)              6,744
                                                                        -------------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............                 8,088              (4,511)              6,744
                                                                        -------------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $       186,956,055   $       7,330,915   $      55,682,004
                                                                        ===================   =================   =================

                                                                                                  TREASURY PLUS       100% TREASURY
                                                                                              MONEY MARKET FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INTEREST ...............................................................................   $     132,210,267   $      93,432,766
                                                                                              -----------------   -----------------
TOTAL INVESTMENT INCOME ...................................................................         132,210,267          93,432,766
                                                                                              -----------------   -----------------

EXPENSES
   ADVISORY FEES ..........................................................................           2,677,531           5,589,459
   ADMINISTRATION FEES
      FUND LEVEL ..........................................................................           1,321,322             993,351
      CLASS A .............................................................................           3,041,642             240,779
      CLASS B .............................................................................                 N/A                 N/A
      ADMINISTRATOR CLASS .................................................................                 N/A                 N/A
      INSTITUTIONAL CLASS .................................................................             565,730                 N/A
      INVESTOR CLASS ......................................................................                 N/A                 N/A
      SERVICE CLASS .......................................................................             705,365           2,252,709
   CUSTODY FEES ...........................................................................             535,506             397,341
   SHAREHOLDER SERVICING FEES .............................................................           4,925,921           4,966,755
   ACCOUNTING FEES ........................................................................             135,925             103,456
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .............................................................................                 N/A                 N/A
   PROFESSIONAL FEES ......................................................................              34,767              32,132
   REGISTRATION FEES ......................................................................              35,135              32,677
   SHAREHOLDER REPORTS ....................................................................              60,177              37,575
   TRUSTEES' FEES .........................................................................               4,259               4,259
   OTHER FEES AND EXPENSES ................................................................              33,657              76,186
                                                                                              -----------------   -----------------
TOTAL EXPENSES ............................................................................          14,076,937          14,726,679
                                                                                              -----------------   -----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................................            (754,643)         (4,628,998)
   NET EXPENSES ...........................................................................          13,322,294          10,097,681
                                                                                              -----------------   -----------------
NET INVESTMENT INCOME (LOSS) ..............................................................         118,887,973          83,335,085
                                                                                              -----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........................                   0              46,135
                                                                                              -----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................................                   0              46,135
                                                                                              -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................................                   0              46,135
                                                                                              -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................   $     118,887,973   $      83,381,220
                                                                                              =================   =================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           CALIFORNIA TAX-FREE
                                                                                            MONEY MARKET FUND
                                                                       -----------------------------------------------------------
                                                                                 FOR THE
                                                                        SIX MONTHS ENDED              FOR THE              FOR THE
                                                                         AUGUST 31, 2006         PERIOD ENDED           YEAR ENDED
                                                                             (UNAUDITED)    FEBRUARY 28, 2006       MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..........................................     $   2,968,478,627    $   2,779,262,878    $   2,630,173,391

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................            40,066,812           50,734,384           20,705,802
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................               183,846               33,017               43,043
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..            40,250,658           50,767,401           20,748,845
                                                                       -----------------    -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ....................................................           (34,290,285)         (42,610,256)         (17,377,220)
      ADMINISTRATOR CLASS ........................................                   N/A                  N/A                  N/A
      INSTITUTIONAL CLASS ........................................                   N/A                  N/A                  N/A
      SERVICE CLASS ..............................................            (5,788,600)          (8,124,129)          (3,328,633)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ....................................................                     0                    0             (193,610)
      ADMINISTRATOR CLASS ........................................                   N/A                  N/A                  N/A
      INSTITUTIONAL CLASS ........................................                   N/A                  N/A                  N/A
      SERVICE CLASS ..............................................                     0                    0              (37,086)
                                                                       -----------------    -----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................           (40,078,885)         (50,734,385)         (20,936,549)
                                                                       -----------------    -----------------    -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...........................         2,092,831,057        3,446,505,417        3,507,961,907
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................            31,784,032           39,058,022           15,629,406
   COST OF SHARES REDEEMED - CLASS A .............................        (2,190,461,028)      (3,356,332,374)      (3,363,212,712)
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ........................................           (65,845,939)         129,231,065          160,378,601
                                                                       -----------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...............                   N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...........                   N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ............................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...............                   N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...........                   N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ............................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .....................           679,977,115        1,055,035,051          899,858,046
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .................             4,160,583            5,609,147            2,327,260
   COST OF SHARES REDEEMED - SERVICE CLASS .......................          (691,468,775)      (1,000,692,530)        (913,286,716)
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..................................            (7,331,077)          59,951,668          (11,101,410)
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ..........................................           (73,177,016)         189,182,733          149,277,191
                                                                       =================    =================    =================
NET INCREASE (DECREASE) IN NET ASSETS ............................           (73,005,243)         189,215,749          149,089,487
                                                                       =================    =================    =================
ENDING NET ASSETS ................................................     $   2,895,473,384    $   2,968,478,627    $   2,779,262,878
                                                                       =================    =================    =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                GOVERNMENT
                                                                                             MONEY MARKET FUND
                                                                       -----------------------------------------------------------
                                                                                 FOR THE
                                                                        SIX MONTHS ENDED              FOR THE              FOR THE
                                                                         AUGUST 31, 2006         PERIOD ENDED           YEAR ENDED
                                                                             (UNAUDITED)    FEBRUARY 28, 2006       MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..........................................     $  11,959,678,588    $  10,359,039,186    $   6,765,162,199

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................           307,508,744          335,710,051          133,906,897
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................                     0               24,124               12,629
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..           307,508,744          335,734,175          133,919,526
                                                                       -----------------    -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ....................................................           (33,956,080)         (24,477,525)          (5,344,390)
      ADMINISTRATOR CLASS ........................................           (24,766,319)         (24,236,661)          (7,359,497)
      INSTITUTIONAL CLASS ........................................          (125,926,597)        (135,639,181)         (53,296,190)
      SERVICE CLASS ..............................................          (122,883,873)        (151,356,685)         (67,906,820)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ....................................................                     0                    0                 (753)
      ADMINISTRATOR CLASS ........................................                     0                    0               (1,037)
      INSTITUTIONAL CLASS ........................................                     0                    0               (7,510)
      SERVICE CLASS ..............................................                     0                    0               (9,568)
                                                                       -----------------    -----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................          (307,532,869)        (335,710,052)        (133,925,765)
                                                                       -----------------    -----------------    -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...........................         1,151,160,869        1,423,421,663          665,433,163
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................            33,827,420           24,283,852            5,244,228
   COST OF SHARES REDEEMED - CLASS A .............................          (485,453,877)        (790,328,776)        (469,014,824)
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ........................................           699,534,412          657,376,739          201,662,567
                                                                       -----------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...............         5,156,488,982        6,255,886,099        6,726,797,286
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...........            18,185,632           19,662,362            3,947,147
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .................        (4,932,762,858)      (5,996,055,439)      (6,294,511,632)
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ............................           241,911,756          279,493,022          436,232,801
                                                                       -----------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...............        20,270,339,077       34,712,207,816       35,402,384,904
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...........            37,907,137           48,029,552           14,119,050
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .................       (18,514,654,133)     (34,216,354,098)     (32,923,357,239)
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ............................         1,793,592,081          543,883,270        2,493,146,715
                                                                       -----------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .....................        21,447,341,012       38,013,954,253       37,225,402,698
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .................            13,415,375           16,985,185            9,082,897
   COST OF SHARES REDEEMED - SERVICE CLASS .......................       (21,380,144,803)     (37,911,077,190)     (36,771,644,452)
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..................................            80,611,584          119,862,248          462,841,143
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ..........................................         2,815,649,833        1,600,615,279        3,593,883,226
                                                                       =================    =================    =================
NET INCREASE (DECREASE) IN NET ASSETS ............................         2,815,625,708        1,600,639,402        3,593,876,987
                                                                       =================    =================    =================
ENDING NET ASSETS ................................................     $  14,775,304,296    $  11,959,678,588    $  10,359,039,186
                                                                       =================    =================    =================

                                                                                                 MINNESOTA
                                                                                             MONEY MARKET FUND
                                                                       -----------------------------------------------------------
                                                                                 FOR THE
                                                                        SIX MONTHS ENDED              FOR THE              FOR THE
                                                                         AUGUST 31, 2006         PERIOD ENDED           YEAR ENDED
                                                                             (UNAUDITED)    FEBRUARY 28, 2006       MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..........................................     $     138,916,713    $     119,147,691    $     117,236,798

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................             1,509,829            2,352,644              690,332
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................                (2,714)                  (9)             (15,025)
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..             1,507,115            2,352,635              675,307
                                                                       -----------------    -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ....................................................            (1,510,145)          (2,352,643)            (690,333)
      ADMINISTRATOR CLASS ........................................                   N/A                  N/A                  N/A
      INSTITUTIONAL CLASS ........................................                   N/A                  N/A                  N/A
      SERVICE CLASS ..............................................                   N/A                  N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ....................................................                     0                    0              (36,088)
      ADMINISTRATOR CLASS ........................................                   N/A                  N/A                  N/A
      INSTITUTIONAL CLASS ........................................                   N/A                  N/A                  N/A
      SERVICE CLASS ..............................................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................            (1,510,145)          (2,352,643)            (726,421)
                                                                       -----------------    -----------------    -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...........................           140,322,608          303,479,664          203,357,237
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................             1,466,624            2,312,966              717,909
   COST OF SHARES REDEEMED - CLASS A .............................          (176,176,128)        (286,023,600)        (202,113,139)
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ........................................           (34,386,896)          19,769,030            1,962,007
                                                                       -----------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...............                   N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...........                   N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ............................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...............                   N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...........                   N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ............................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .....................                   N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .................                   N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - SERVICE CLASS .......................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..................................                   N/A                  N/A                  N/A
                                                                       -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ..........................................           (34,386,896)          19,769,030            1,962,007
                                                                       =================    =================    =================
NET INCREASE (DECREASE) IN NET ASSETS ............................           (34,389,926)          19,769,022            1,910,893
                                                                       =================    =================    =================
ENDING NET ASSETS ................................................     $     104,526,787    $     138,916,713    $     119,147,691
                                                                       =================    =================    =================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                CALIFORNIA TAX-FREE
                                                                                                 MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................     2,092,831,057       3,446,505,417      3,507,961,907
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............        31,784,033          39,058,022         15,629,406
   SHARES REDEEMED - CLASS A .............................................    (2,190,461,028)     (3,356,332,374)    (3,363,212,712)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................       (65,845,938)        129,231,065        160,378,601
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..               N/A                 N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..               N/A                 N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................       679,977,115       1,055,035,049        899,858,046
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........         4,160,584           5,609,147          2,327,260
   SHARES REDEEMED - SERVICE CLASS .......................................      (691,468,775)     (1,000,692,530)      (913,286,716)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............        (7,331,076)         59,951,666        (11,101,410)
                                                                            ----------------   -----------------   ----------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................       (73,177,014)        189,182,731        149,277,191
                                                                            ================   =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $         (1,038)  $          11,035   $         (1,037)
                                                                            ================   =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                   GOVERNMENT
                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................     1,151,160,869       1,423,421,663        665,433,163
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............        33,827,420          24,283,852          5,244,228
   SHARES REDEEMED - CLASS A .............................................      (485,453,877)       (790,328,776)      (469,014,824)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................       699,534,412         657,376,739        201,662,567
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................     5,156,488,982       6,255,886,099      6,726,797,286
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..        18,185,632          19,662,362          3,947,147
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................    (4,932,762,858)     (5,996,055,439)    (6,294,511,632)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......       241,911,756         279,493,022        436,232,801
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................    20,270,339,077      34,712,207,816     35,402,384,904
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..        37,907,136          48,029,552         14,119,050
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................   (18,514,654,133)    (34,216,354,098)   (32,923,357,239)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......     1,793,592,080         543,883,270      2,493,146,715
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................    21,447,341,012      38,013,954,252     37,225,402,698
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........        13,415,375          16,985,185          9,082,897
   SHARES REDEEMED - SERVICE CLASS .......................................   (21,380,144,803)    (37,911,077,190)   (36,771,644,452)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............        80,611,584         119,862,247        462,841,143
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................     2,815,649,832       1,600,615,278      3,593,883,226
                                                                            ================   =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $         31,016   $          55,141   $         31,018
                                                                            ================   =================   ================

                                                                                                    MINNESOTA
                                                                                                MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................       140,322,608         303,479,665        203,357,235
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............         1,466,624           2,312,966            717,909
   SHARES REDEEMED - CLASS A .............................................      (176,176,128)       (286,023,599)      (202,113,139)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................       (34,386,896)         19,769,032          1,962,005
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..               N/A                 N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..               N/A                 N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........               N/A                 N/A                N/A
   SHARES REDEEMED - SERVICE CLASS .......................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................       (34,386,896)         19,769,032          1,962,005
                                                                            ================   =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $              2   $             318   $              0
                                                                            ================   =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................  $  8,545,432,498   $   6,562,374,104   $  7,285,971,813

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................       186,947,967         203,644,821         61,267,134
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................             8,088              23,194           (232,379)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........       186,956,055         203,668,015         61,034,755
                                                                            ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................      (147,923,076)       (158,140,686)       (55,348,767)
     CLASS B .............................................................       (23,357,028)        (25,795,692)        (5,918,369)
     ADMINISTRATOR CLASS .................................................               N/A                 N/A                N/A
     INSTITUTIONAL CLASS .................................................               N/A                 N/A                N/A
     INVESTOR CLASS ......................................................       (15,723,708)        (19,708,443)               N/A
     SERVICE CLASS .......................................................               N/A                 N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................                 0                   0             (4,045)
     CLASS B .............................................................                 0                   0               (433)
     ADMINISTRATOR CLASS .................................................               N/A                 N/A                N/A
     INSTITUTIONAL CLASS .................................................               N/A                 N/A                N/A
     INVESTOR CLASS ......................................................                 0                   0                N/A
     SERVICE CLASS .......................................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................      (187,003,812)       (203,644,821)       (61,271,614)
                                                                            ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................     3,505,131,410       6,475,521,273      6,208,728,777
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................       144,594,408         153,346,906         52,730,502
   COST OF SHARES REDEEMED - CLASS A .....................................    (3,043,432,232)     (5,316,894,090)    (6,687,490,639)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................       606,293,586       1,311,974,089       (426,031,360)
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................     1,341,877,988       2,546,941,312      1,900,115,821
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................        23,330,738          25,765,793          5,909,213
   COST OF SHARES REDEEMED - CLASS B .....................................    (1,192,117,182)     (2,601,917,657)    (2,203,354,524)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ................................................       173,091,544         (29,210,552)      (297,329,490)
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................       280,350,459       2,304,215,648                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................        15,297,899          19,019,788                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................      (265,882,971)     (1,622,963,773)               N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .........................................        29,765,387         700,271,663                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................       809,150,517       1,983,035,200       (723,360,850)
                                                                            ================   =================   ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................       809,102,760       1,983,058,394       (723,597,709)
                                                                            ================   =================   ================
ENDING NET ASSETS ........................................................  $  9,354,535,258   $   8,545,432,498   $  6,562,374,104
                                                                            ================   =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                    MUNICIPAL
                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006   OCTOBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................  $    539,844,209   $     597,924,498   $    875,447,446

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................         7,335,426           4,594,418         11,849,922
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................            (4,511)             (1,917)           (43,320)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........         7,330,915           4,592,501         11,806,602
                                                                            ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................               N/A                 N/A                N/A
     CLASS B .............................................................               N/A                 N/A                N/A
     ADMINISTRATOR CLASS .................................................               N/A                 N/A                N/A
     INSTITUTIONAL CLASS .................................................               N/A                 N/A                N/A
     INVESTOR CLASS ......................................................        (7,335,668)         (4,594,417)       (11,849,922)
     SERVICE CLASS .......................................................               N/A                 N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................               N/A                 N/A                N/A
     CLASS B .............................................................               N/A                 N/A                N/A
     ADMINISTRATOR CLASS .................................................               N/A                 N/A                N/A
     INSTITUTIONAL CLASS .................................................               N/A                 N/A                N/A
     INVESTOR CLASS ......................................................                 0                   0                  0
     SERVICE CLASS .......................................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................        (7,335,668)         (4,594,417)       (11,849,922)
                                                                            ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS A .....................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .....................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ................................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................       133,747,817         100,666,333        606,517,099
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................         7,060,413           4,437,583         12,512,687
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................      (211,992,152)       (163,182,289)      (896,509,414)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .........................................       (71,183,922)        (58,078,373)      (277,479,628)
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................       (71,183,922)        (58,078,373)      (277,479,628)
                                                                            ================   =================   ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................       (71,188,675)        (58,080,289)      (277,522,948)
                                                                            ================   =================   ================
ENDING NET ASSETS ........................................................  $    468,655,534   $     539,844,209   $    597,924,498
                                                                            ================   =================   ================

                                                                                               NATIONAL TAX-FREE
                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................  $  3,424,000,163   $   2,940,166,170   $  2,186,314,686

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................        55,675,260          77,635,860         25,812,613
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................             6,744             324,627            (42,034)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........        55,682,004          77,960,487         25,770,579
                                                                            ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................       (13,972,006)        (15,456,427)        (5,491,503)
     CLASS B .............................................................               N/A                 N/A                N/A
     ADMINISTRATOR CLASS .................................................        (8,597,498)        (13,564,380)               N/A
     INSTITUTIONAL CLASS .................................................       (15,902,621)        (23,214,258)        (8,196,846)
     INVESTOR CLASS ......................................................               N/A                 N/A                N/A
     SERVICE CLASS .......................................................       (17,211,960)        (25,400,794)       (12,124,264)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................                 0             (60,602)           (78,320)
     CLASS B .............................................................               N/A                 N/A                N/A
     ADMINISTRATOR CLASS .................................................                 0             (60,720)               N/A
     INSTITUTIONAL CLASS .................................................                 0             (18,417)          (116,904)
     INVESTOR CLASS ......................................................               N/A                 N/A                N/A
     SERVICE CLASS .......................................................                 0            (132,684)          (172,918)
                                                                            ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................       (55,684,085)        (77,908,282)       (26,180,755)
                                                                            ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................       895,154,059       1,660,036,058      1,518,234,814
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................        13,864,777          15,390,552          5,512,460
   COST OF SHARES REDEEMED - CLASS A .....................................      (907,338,976)     (1,386,738,970)    (1,432,897,857)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................         1,679,860         288,687,640         90,849,417
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .....................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ................................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................       180,638,104       2,375,719,934                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................         8,328,103          12,980,588                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................      (217,535,682)     (1,826,922,276)               N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................       (28,569,475)        561,778,246                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................     4,961,779,581       8,362,985,778      6,349,839,660
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................         8,097,575          11,441,904          4,396,109
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................    (4,647,608,421)     (8,706,165,133)    (5,624,007,925)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................       322,268,735        (331,737,451)       730,227,844
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .........................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................     1,185,621,168       2,735,514,476      2,722,964,422
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................         4,318,662           9,010,437          4,566,856
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................    (1,216,865,365)     (2,779,471,560)    (2,794,346,879)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................       (26,925,535)        (34,946,647)       (66,815,601)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................       268,453,585         483,781,788        754,261,660
                                                                            ================   =================   ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................       268,451,504         483,833,993        753,851,484
                                                                            ================   =================   ================
ENDING NET ASSETS ........................................................  $  3,692,451,667   $   3,424,000,163   $  2,940,166,170
                                                                            ================   =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................     3,505,131,091       6,475,521,272      6,208,728,777
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............       144,594,408         153,346,906         52,730,501
   SHARES REDEEMED - CLASS A .............................................    (3,043,432,232)     (5,316,894,089)    (6,687,490,639)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................       606,293,267       1,311,974,089       (426,031,361)
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - CLASS B .................................................     1,341,877,988       2,546,941,312      1,900,115,821
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............        23,330,738          25,765,793          5,909,214
   SHARES REDEEMED - CLASS B .............................................    (1,192,117,182)     (2,601,917,656)    (2,203,354,524)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................       173,091,544         (29,210,551)      (297,329,489)
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..               N/A                 N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..               N/A                 N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INVESTOR CLASS ..........................................       280,350,338       2,304,215,256                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......        15,297,899          19,019,789                N/A
   SHARES REDEEMED - INVESTOR CLASS ......................................      (265,882,971)     (1,622,963,780)               N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........        29,765,266         700,271,265                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........               N/A                 N/A                N/A
   SHARES REDEEMED - SERVICE CLASS .......................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................       809,150,077       1,983,034,803       (723,360,850)
                                                                            ================   =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $              0   $          55,845   $              0
                                                                            ================   =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                    MUNICIPAL
                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006   OCTOBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............               N/A                 N/A                N/A
   SHARES REDEEMED - CLASS A .............................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - CLASS B .................................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............               N/A                 N/A                N/A
   SHARES REDEEMED - CLASS B .............................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..               N/A                 N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..               N/A                 N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INVESTOR CLASS ..........................................       133,747,817         100,666,334        606,517,099
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......         7,060,413           4,437,583         12,512,550
   SHARES REDEEMED - INVESTOR CLASS ......................................      (211,992,152)       (163,182,289)      (896,509,424)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........       (71,183,922)        (58,078,372)      (277,479,775)
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........               N/A                 N/A                N/A
   SHARES REDEEMED - SERVICE CLASS .......................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................       (71,183,922)        (58,078,372)      (277,479,775)
                                                                            ================   =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $              1   $             243   $              0
                                                                            ================   =================   ================

                                                                                               NATIONAL TAX-FREE
                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................       895,154,059       1,660,036,058      1,518,234,814
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............        13,864,777          15,390,552          5,512,459
   SHARES REDEEMED - CLASS A .............................................      (907,338,976)     (1,386,738,970)    (1,432,897,857)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................         1,679,860         288,687,640         90,849,416
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - CLASS B .................................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............               N/A                 N/A                N/A
   SHARES REDEEMED - CLASS B .............................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................       180,638,104       2,375,697,461                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..         8,328,103          12,980,587                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................      (217,535,682)     (1,826,922,276)               N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......       (28,569,475)        561,755,772                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................     4,961,779,582       8,362,985,778      6,349,839,660
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..         8,097,575          11,441,904          4,396,109
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................    (4,647,608,421)     (8,706,165,133)    (5,624,007,925)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......       322,268,736        (331,737,451)       730,227,844
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INVESTOR CLASS ..........................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......               N/A                 N/A                N/A
   SHARES REDEEMED - INVESTOR CLASS ......................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................     1,185,621,168       2,735,514,477      2,722,964,590
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........         4,318,662           9,010,437          4,566,856
   SHARES REDEEMED - SERVICE CLASS .......................................    (1,216,865,365)     (2,779,471,560)    (2,794,346,879)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............       (26,925,535)        (34,946,646)       (66,815,433)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................       268,453,586         483,759,315        754,261,827
                                                                            ================   =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $              2   $           8,827   $              0
                                                                            ================   =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 TREASURY PLUS
                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................  $  4,879,764,763   $   4,971,385,295   $  5,747,241,499
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................       118,887,973         140,545,536         55,981,315
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................                 0              53,832           (163,649)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........       118,887,973         140,599,368         55,817,666
                                                                            ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................       (59,121,626)        (72,949,376)       (24,276,293)
     INSTITUTIONAL CLASS .................................................       (33,693,951)        (38,279,612)       (19,346,848)
     SERVICE CLASS .......................................................       (26,089,006)        (29,316,547)       (12,358,177)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................                 0                   0             (1,993)
     INSTITUTIONAL CLASS .................................................                 0                   0             (1,588)
     SERVICE CLASS .......................................................                 0                   0             (1,015)
                                                                            ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................      (118,904,583)       (140,545,535)       (55,985,914)
                                                                            ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................     7,539,552,446      12,146,396,546     10,429,884,979
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................        18,418,742          23,294,362          7,427,144
   COST OF SHARES REDEEMED - CLASS A .....................................    (7,475,932,753)    (11,893,116,301)   (10,398,131,297)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................        82,038,435         276,574,607         39,180,826
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................     8,363,357,920      16,041,775,506     30,679,921,452
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................        16,382,850          15,558,664          5,919,568
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................    (7,578,625,616)    (16,159,880,690)   (31,381,603,066)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................       801,115,154        (102,546,520)      (695,762,046)
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................     9,502,726,687      14,411,828,408     18,558,403,584
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................         3,432,691           4,064,352          1,815,019
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................    (9,345,085,587)    (14,681,595,212)   (18,679,325,339)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................       161,073,791        (265,702,452)      (119,106,736)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................     1,044,227,380         (91,674,365)      (775,687,956)
                                                                            ================   =================   ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................     1,044,510,770         (91,620,532)      (775,856,204)
                                                                            ================   =================   ================
ENDING NET ASSETS ........................................................  $  5,923,975,533   $   4,879,764,763   $  4,971,385,295
                                                                            ================   =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                 100% TREASURY
                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................  $  3,783,181,409   $   3,192,222,434   $  3,140,902,133
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................        83,335,085          90,583,393         34,956,971
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................            46,135            (116,024)               999
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........        83,381,220          90,467,369         34,957,970
                                                                            ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................        (4,462,551)         (4,456,262)        (1,554,213)
     INSTITUTIONAL CLASS .................................................               N/A                 N/A                N/A
     SERVICE CLASS .......................................................       (78,884,335)        (86,127,132)       (33,402,758)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................                 0                   0             (3,210)
     INSTITUTIONAL CLASS .................................................               N/A                 N/A                N/A
     SERVICE CLASS .......................................................                 0                   0            (68,994)
                                                                            ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................       (83,346,886)        (90,583,394)       (35,029,175)
                                                                            ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................       339,009,358         398,909,877        319,141,466
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................         4,437,259           4,383,378          1,544,672
   COST OF SHARES REDEEMED - CLASS A .....................................      (315,140,779)       (362,135,295)      (323,331,614)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................        28,305,838          41,157,960         (2,645,476)
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................               N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................               N/A                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................    11,128,873,679      19,212,585,427     17,521,081,934
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................        10,805,182          13,209,599          4,347,987
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................   (11,161,789,671)    (18,675,877,986)   (17,471,392,939)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................       (22,110,810)        549,917,040         54,036,982
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................         6,195,028         591,075,000         51,391,506
                                                                            ================   =================   ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................         6,229,362         590,958,975         51,320,301
                                                                            ================   =================   ================
ENDING NET ASSETS ........................................................  $  3,789,410,771   $   3,783,181,409   $  3,192,222,434
                                                                            ================   =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 TREASURY PLUS
                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................     7,539,552,446      12,146,396,381     10,429,884,979
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............        18,418,742          23,294,362          7,427,144
   SHARES REDEEMED - CLASS A .............................................    (7,475,932,753)    (11,893,116,301)   (10,398,131,297)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................        82,038,435         276,574,442         39,180,826
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................     8,363,357,920      16,041,775,507     30,679,921,450
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..        16,382,850          15,558,664          5,919,568
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................    (7,578,625,616)    (16,159,880,690)   (31,381,603,066)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......       801,115,154        (102,546,519)      (695,762,048)
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................     9,502,726,688      14,411,828,408     18,558,403,584
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS. .......         3,432,691           4,064,352          1,815,019
   SHARES REDEEMED - SERVICE CLASS .......................................    (9,345,085,587)    (14,681,595,212)   (18,679,325,339)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............       161,073,792        (265,702,452)      (119,106,736)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................     1,044,227,381         (91,674,529)      (775,687,958)
                                                                            ================   =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME(LOSS) ..............  $            647   $          17,256   $            644
                                                                            ================   =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                 100% TREASURY
                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                     FOR THE
                                                                            SIX MONTHS ENDED             FOR THE            FOR THE
                                                                             AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                 (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................       339,009,356         398,909,876        319,141,466
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............         4,437,259           4,383,378          1,544,672
   SHARES REDEEMED - CLASS A .............................................      (315,140,779)       (362,135,295)      (323,331,614)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................        28,305,836          41,157,959         (2,645,476)
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................               N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..               N/A                 N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......               N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................    11,128,873,679      19,212,585,427     17,521,081,937
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........        10,805,183          13,209,599          4,347,987
   SHARES REDEEMED - SERVICE CLASS .......................................   (11,161,789,672)    (18,675,877,986)   (17,471,392,939)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............       (22,110,810)        549,917,040         54,036,985
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................         6,195,026         591,074,999         51,391,509
                                                                            ================   =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME(LOSS) ..............  $        190,132   $         201,933   $        172,889
                                                                            ================   =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

                                                                           NET REALIZED
                                                BEGINNING          NET              AND   DISTRIBUTIONS
                                                NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                                VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                    SHARE       (LOSS)      INVESTMENTS          INCOME
--------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $1.00         0.01             0.00           (0.01)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........     $1.00         0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ...............     $1.00         0.01             0.00           (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............     $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...............     $1.00         0.02             0.00           (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ...............     $1.00         0.03             0.00           (0.03)

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $1.00         0.02             0.00           (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........     $1.00         0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...............     $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...............     $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............     $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...............     $1.00         0.03             0.00           (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...............     $1.00         0.06             0.00           (0.06)

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $1.00         0.01             0.00           (0.01)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........     $1.00         0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ...............     $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...............     $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............     $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...............     $1.00         0.02             0.00           (0.02)
AUGUST 14, 2000(3) TO MARCH 31, 2001 ..........     $1.00         0.02             0.00           (0.02)

MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $1.00         0.02             0.00           (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........     $1.00         0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...............     $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...............     $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............     $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...............     $1.00         0.03             0.00           (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...............     $1.00         0.06             0.00           (0.06)

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $1.00         0.18             0.00           (0.18)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........     $1.00         0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ...............     $1.00         0.00             0.00            0.00
APRIL 1, 2003 TO MARCH 31, 2004 ...............     $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ...............     $1.00         0.00             0.00            0.00
APRIL 1, 2001 TO MARCH 31, 2002 ...............     $1.00         0.02             0.00           (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ...............     $1.00         0.05             0.00           (0.05)

INVESTOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $1.00         0.02             0.00           (0.02)
APRIL 11, 2005(3) TO FEBRUARY 28, 2006(4) .....     $1.00         0.03             0.00           (0.03)

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------

INVESTOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..     $1.00         0.01             0.00           (0.01)
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ......     $1.00         0.01             0.00           (0.01)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........     $1.00         0.02             0.00           (0.02)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........     $1.00         0.01             0.00           (0.01)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........     $1.00         0.01             0.00           (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........     $1.00         0.01             0.00           (0.01)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..........     $1.00         0.03             0.00           (0.03)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
------------------------------------------------------------------------------

                                                DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     FROM NET   NET ASSET   ------------------------------------------------
                                                     REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                        GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          0.00       $1.00             2.76%      0.83%     (0.18)%     0.65%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........          0.00       $1.00             2.01%      0.84%     (0.19)%     0.65%
APRIL 1, 2004 TO MARCH 31, 2005 ...............          0.00       $1.00             0.78%      0.84%     (0.19)%     0.65%
April 1, 2003 to March 31, 2004 ...............          0.00       $1.00             0.36%      0.85%     (0.20)%     0.65%
APRIL 1, 2002 TO MARCH 31, 2003 ...............          0.00       $1.00             0.72%      0.77%     (0.12)%     0.65%
APRIL 1, 2001 TO MARCH 31, 2002 ...............          0.00       $1.00             1.52%      0.77%     (0.12)%     0.65%
APRIL 1, 2000 TO MARCH 31, 2001 ...............          0.00       $1.00             2.93%      0.77%     (0.12)%     0.65%

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          0.00       $1.00             4.37%      0.65%      0.00%      0.65%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........          0.00       $1.00             3.13%      0.65%      0.00%      0.65%
APRIL 1, 2004 TO MARCH 31, 2005 ...............          0.00       $1.00             1.17%      0.65%      0.00%      0.65%
APRIL 1, 2003 TO MARCH 31, 2004 ...............          0.00       $1.00             0.46%      0.71%     (0.04)%     0.67%
APRIL 1, 2002 TO MARCH 31, 2003 ...............          0.00       $1.00             0.97%      0.81%     (0.06)%     0.75%
APRIL 1, 2001 TO MARCH 31, 2002 ...............          0.00       $1.00             2.33%      1.00%     (0.25)%     0.75%
APRIL 1, 2000 TO MARCH 31, 2001 ...............          0.00       $1.00             5.69%      0.81%     (0.06)%     0.75%

MINNESOTA MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          0.00       $1.00             2.64%      0.90%     (0.10)%     0.80%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........          0.00       $1.00             1.90%      0.88%     (0.08)%     0.80%
APRIL 1, 2004 TO MARCH 31, 2005 ...............          0.00       $1.00             0.66%      0.89%     (0.09)%     0.80%
APRIL 1, 2003 TO MARCH 31, 2004 ...............          0.00       $1.00             0.28%      0.90%     (0.10)%     0.80%
APRIL 1, 2002 TO MARCH 31, 2003 ...............          0.00       $1.00             0.72%      0.83%     (0.03)%     0.80%
APRIL 1, 2001 TO MARCH 31, 2002 ...............          0.00       $1.00             1.65%      0.83%     (0.03)%     0.80%
AUGUST 14, 2000(3) TO MARCH 31, 2001 ..........          0.00       $1.00             2.03%      0.56%     (0.05)%     0.51%

MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          0.00       $1.00             4.28%      0.82%     (0.06)%     0.76%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........          0.00       $1.00             2.96%      0.83%     (0.07)%     0.76%
APRIL 1, 2004 TO MARCH 31, 2005 ...............          0.00       $1.00             1.02%      0.87%     (0.11)%     0.76%
APRIL 1, 2003 TO MARCH 31, 2004 ...............          0.00       $1.00             0.41%      0.93%     (0.17)%     0.76%
APRIL 1, 2002 TO MARCH 31, 2003 ...............          0.00       $1.00             1.01%      0.97%     (0.21)%     0.76%
APRIL 1, 2001 TO MARCH 31, 2002 ...............          0.00       $1.00             2.58%      0.97%     (0.21)%     0.76%
APRIL 1, 2000 TO MARCH 31, 2001 ...............          0.00       $1.00             5.60%      0.95%     (0.19)%     0.76%

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          0.00       $1.00             3.53%      1.57%     (0.06)%     1.51%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........          0.00       $1.00             2.16%      1.58%     (0.07)%     1.51%
APRIL 1, 2004 TO MARCH 31, 2005 ...............          0.00       $1.00             0.41%      1.62%     (0.28)%     1.34%
APRIL 1, 2003 TO MARCH 31, 2004 ...............          0.00       $1.00             0.12%      1.68%     (0.63)%     1.05%
APRIL 1, 2002 TO MARCH 31, 2003 ...............          0.00       $1.00             0.32%      1.61%     (0.15)%     1.46%
APRIL 1, 2001 TO MARCH 31, 2002 ...............          0.00       $1.00             1.76%      1.60%     (0.09)%     1.51%
APRIL 1, 2000 TO MARCH 31, 2001 ...............          0.00       $1.00             4.86%      1.69%     (0.18)%     1.51%

INVESTOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          0.00       $1.00             4.38%      0.99%     (0.34)%     0.65%
APRIL 11, 2005(3) TO FEBRUARY 28, 2006(4) .....          0.00       $1.00             3.02%      1.00%     (0.35)%     0.65%

MUNICIPAL MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          0.00       $1.00             2.91%      1.04%     (0.40)%     0.64%
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ......          0.00       $1.00             2.45%      1.04%     (0.40)%     0.64%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........          0.00       $1.00             1.64%      0.86%     (0.20)%     0.66%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........          0.00       $1.00             0.81%      0.65%     (0.02)%     0.63%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........          0.00       $1.00             0.94%      0.61%      0.00%      0.61%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........          0.00       $1.00             1.42%      0.58%      0.00%      0.58%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..........          0.00       $1.00             3.29%      0.57%      0.00%      0.57%

                                                                 NET ASSETS AT
                                                     TOTAL       END OF PERIOD
                                                    RETURN(2)  (000'S OMITTED)
-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------
CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.40%         $ 2,486,731
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........       1.85%         $ 2,552,430
APRIL 1, 2004 TO MARCH 31, 2005 ...............       0.79%         $ 2,423,170
April 1, 2003 to March 31, 2004 ...............       0.36%         $ 2,262,957
APRIL 1, 2002 TO MARCH 31, 2003 ...............       0.73%         $ 2,357,684
APRIL 1, 2001 TO MARCH 31, 2002 ...............       1.54%         $ 2,448,719
APRIL 1, 2000 TO MARCH 31, 2001 ...............       2.99%         $ 2,528,345

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       2.21%         $ 1,923,741
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........       2.78%         $ 1,224,209
APRIL 1, 2004 TO MARCH 31, 2005 ...............       1.11%         $   566,832
April 1, 2003 to March 31, 2004 ...............       0.47%         $   365,169
APRIL 1, 2002 TO MARCH 31, 2003 ...............       1.02%         $   245,642
APRIL 1, 2001 TO MARCH 31, 2002 ...............       2.60%         $   144,577
APRIL 1, 2000 TO MARCH 31, 2001 ...............       5.70%         $    72,460

MINNESOTA MONEY MARKET FUND
-------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.35%         $   104,527
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........       1.75%         $   138,917
APRIL 1, 2004 TO MARCH 31, 2005 ...............       0.68%         $   119,148
APRIL 1, 2003 TO MARCH 31, 2004 ...............       0.28%         $   117,237
APRIL 1, 2002 TO MARCH 31, 2003 ...............       0.73%         $   127,193
APRIL 1, 2001 TO MARCH 31, 2002 ...............       1.75%         $   141,873
AUGUST 14, 2000(3) TO MARCH 31, 2001 ..........       2.07%         $   113,871

MONEY MARKET FUND
-------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       2.17%         $ 7,186,935
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........       2.69%         $ 6,580,685
APRIL 1, 2004 TO MARCH 31, 2005 ...............       1.03%         $ 5,268,694
APRIL 1, 2003 TO MARCH 31, 2004 ...............       0.41%         $ 5,694,911
APRIL 1, 2002 TO MARCH 31, 2003 ...............       1.01%         $ 6,728,119
APRIL 1, 2001 TO MARCH 31, 2002 ...............       2.54%         $ 7,835,864
APRIL 1, 2000 TO MARCH 31, 2001 ...............       5.77%         $14,406,458

CLASS B
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.79%         $ 1,437,558
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........       1.99%         $ 1,264,470
APRIL 1, 2004 TO MARCH 31, 2005 ...............       0.44%         $ 1,293,680
APRIL 1, 2003 TO MARCH 31, 2004 ...............       0.12%         $ 1,591,061
APRIL 1, 2002 TO MARCH 31, 2003 ...............       0.31%         $ 1,882,817
APRIL 1, 2001 TO MARCH 31, 2002 ...............       1.78%         $ 2,373,287
APRIL 1, 2000 TO MARCH 31, 2001 ...............       4.99%         $ 2,493,119

INVESTOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       2.23%         $   730,042
APRIL 11, 2005(3) TO FEBRUARY 28, 2006(4) .....       2.74%         $   700,278

MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------

INVESTOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.48%         $   468,656
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ......       0.81%         $   539,844
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..........       1.69%         $   597,924
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........       0.83%         $   875,447
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........       0.92%         $ 1,563,333
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........       1.42%         $ 2,066,885
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..........       3.35%         $ 3,002,068

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                   BEGINNING          NET             AND   DISTRIBUTIONS
                                                   NET ASSET   INVESTMENT      UNREALIZED        FROM NET
                                                   VALUE PER       INCOME  GAIN (LOSS) ON      INVESTMENT
                                                       SHARE       (LOSS)     INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ....     $ 1.00         0.01            0.00          (0.01)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........     $ 1.00         0.02            0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 .................     $ 1.00         0.01            0.00          (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 ..............     $ 1.00         0.00            0.00           0.00

TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ....     $ 1.00         0.02            0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........     $ 1.00         0.03            0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 .................     $ 1.00         0.01            0.00          (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 ..............     $ 1.00         0.00            0.00           0.00

100% TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ....     $ 1.00         0.02            0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........     $ 1.00         0.02            0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 .................     $ 1.00         0.01            0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .................     $ 1.00         0.00            0.00           0.00
APRIL 1, 2002 TO MARCH 31, 2003 .................     $ 1.00         0.01            0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .................     $ 1.00         0.02            0.00          (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 .................     $ 1.00         0.05            0.00          (0.05)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS     ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET  NET ASSET    -----------------------------------------------
                                                            REALIZED  VALUE PER    NET INVESTMENT      GROSS   EXPENSES        NET
                                                               GAINS      SHARE     INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) .......            0.00      $1.00             2.81%      0.66%    (0.01)%      0.65%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............            0.00      $1.00             2.07%      0.66%    (0.01)%      0.65%
APRIL 1, 2004 TO MARCH 31, 2005 ....................            0.00      $1.00             0.80%      0.65%     0.00%       0.65%
JULY 28, 2003(3) TO MARCH 31, 2004 .................            0.00      $1.00             0.37%      0.65%     0.00%       0.65%

TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) .......            0.00      $1.00             4.28%      0.65%     0.00%       0.65%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............            0.00      $1.00             2.87%      0.65%     0.00%       0.65%
APRIL 1, 2004 TO MARCH 31, 2005 ....................            0.00      $1.00             1.02%      0.66%    (0.01)%      0.65%
JULY 28, 2003(3) TO MARCH 31, 2004 .................            0.00      $1.00             0.39%      0.66%    (0.01)%      0.65%

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) .......            0.00      $1.00             4.08%      0.84%    (0.19)%      0.65%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............            0.00      $1.00             2.72%      0.83%    (0.18)%      0.65%
APRIL 1, 2004 TO MARCH 31, 2005 ....................            0.00      $1.00             0.94%      0.86%    (0.21)%      0.65%
APRIL 1, 2003 TO MARCH 31, 2004 ....................            0.00      $1.00             0.37%      0.90%    (0.25)%      0.65%
APRIL 1, 2002 TO MARCH 31, 2003 ....................            0.00      $1.00             0.94%      0.81%    (0.16)%      0.65%
APRIL 1, 2001 TO MARCH 31, 2002 ....................            0.00      $1.00             2.33%      0.79%    (0.14)%      0.65%
APRIL 1, 2000 TO MARCH 31, 2001 ....................            0.00      $1.00             5.28%      0.74%    (0.09)%      0.65%

                                                                    NET ASSETS AT
                                                           TOTAL    END OF PERIOD
                                                       RETURN(2)   (000'S OMITTED)
----------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) .......       1.43%      $  1,002,764
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............       1.89%      $  1,001,084
APRIL 1, 2004 TO MARCH 31, 2005 ....................       0.82%      $    712,405
JULY 28, 2003(3) TO MARCH 31, 2004 .................       0.25%      $    621,663

TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) .......       2.17%      $  2,855,588
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............       2.64%      $  2,773,558
APRIL 1, 2004 TO MARCH 31, 2005 ....................       1.02%      $  2,496,955
JULY 28, 2003(3) TO MARCH 31, 2004 .................       0.26%      $  2,457,864

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------

CLASS A
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) .......       2.06%      $    229,692
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..............       2.50%      $    201,384
APRIL 1, 2004 TO MARCH 31, 2005 ....................       0.96%      $    160,233
APRIL 1, 2003 TO MARCH 31, 2004 ....................       0.36%      $    162,883
APRIL 1, 2002 TO MARCH 31, 2003 ....................       0.96%      $    209,285
APRIL 1, 2001 TO MARCH 31, 2002 ....................       2.48%      $    161,947
APRIL 1, 2000 TO MARCH 31, 2001 ....................       5.39%      $     98,260

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year from March 31 to February 28.

(5)   The Fund changed its fiscal year from October 31 to February 28.

                                                     WELLS FARGO ADVANTAGE MONEY
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                           MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

      Each Fund, except the California Tax-Free Money Market Fund and Minnesota Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                    Before Reorganization                                After Reorganization
                          ------------------------------------------------------------------------  ------------------------------
                                Target Fund           Target Fund          Acquiring Fund**
                          Strong Florida Municipal  Strong Tax-Free  Wells Fargo National Tax-Free  Wells Fargo Advantage National
Fund                         Money Market Fund        Money Fund           Money Market Fund          Tax-Free Money Market Fund
----------------------------------------------------------------------------------------------------------------------------------
  Shares:
----------------------------------------------------------------------------------------------------------------------------------
    CLASS A                                0                    0               737,825,002                    737,825,002
----------------------------------------------------------------------------------------------------------------------------------
    ADMINISTRATOR CLASS*                   0                    0                         0                    979,348,537
----------------------------------------------------------------------------------------------------------------------------------
    INSTITUTIONAL CLASS                    0                    0             1,203,664,926                  1,203,664,926
----------------------------------------------------------------------------------------------------------------------------------
    INVESTOR CLASS*               30,965,555          948,382,982                         0                              0
----------------------------------------------------------------------------------------------------------------------------------
    SERVICE CLASS                          0                    0             1,202,555,668                  1,202,555,668
----------------------------------------------------------------------------------------------------------------------------------
  Net Assets:
----------------------------------------------------------------------------------------------------------------------------------
    CLASS A                      $         0         $          0            $  737,834,448                $   737,834,448
----------------------------------------------------------------------------------------------------------------------------------
    ADMINISTRATOR CLASS*                   0                    0                         0                    979,371,575
----------------------------------------------------------------------------------------------------------------------------------
    INSTITUTIONAL CLASS                    0                    0             1,203,577,280                  1,203,577,280
----------------------------------------------------------------------------------------------------------------------------------
    INVESTOR CLASS*               30,965,555          948,406,020                         0                            N/A
----------------------------------------------------------------------------------------------------------------------------------
    SERVICE CLASS                          0                    0             1,202,699,888                  1,202,699,888
----------------------------------------------------------------------------------------------------------------------------------
  Accumulated net
  realized gain (loss)           $         0         $    (31,969)           $     (134,237)               $      (166,206)
----------------------------------------------------------------------------------------------------------------------------------

* Effective at the close of business on April 8, 2005, Investor Class of Strong Florida Municipal Money Market Fund and Strong Tax-Free Money Fund merged into Administrator Class of Wells Fargo Advantage National Tax-Free Money Market Fund.

** Designates the accounting survivor.

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Before Reorganization        After Reorganization
                                            ---------------------------------   ---------------------
                                             Target Fund    Acquiring Fund**
                                            Strong Money       Wells Fargo      Wells Fargo Advantage
Fund                                         Market Fund    Money Market Fund     Money Market Fund
-----------------------------------------------------------------------------------------------------
  Shares:
----------------------------------------------------------------------------------------------------
    CLASS A                                             0      5,337,272,510        5,337,272,510
----------------------------------------------------------------------------------------------------
    CLASS B                                             0      1,287,549,477        1,287,549,477
----------------------------------------------------------------------------------------------------
    INVESTOR CLASS                            945,858,106                  0          945,858,106
----------------------------------------------------------------------------------------------------
  Net Assets:
----------------------------------------------------------------------------------------------------
    CLASS A                                 $           0    $ 5,337,619,603      $ 5,337,619,603
----------------------------------------------------------------------------------------------------
    CLASS B                                             0      1,287,581,570        1,287,581,570
----------------------------------------------------------------------------------------------------
    INVESTOR CLASS                            945,858,107                  0          945,858,107
----------------------------------------------------------------------------------------------------
  Accumulated net realized gain (loss)      $           0    $      (531,065)     $      (531,065)
----------------------------------------------------------------------------------------------------

** Designates the accounting survivor.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code.

                          Acquiring Fund                                                Target Fund
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS   STRONG MUNICIPAL MONEY MARKET FUND-INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

                                                     WELLS FARGO ADVANTAGE MONEY
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                           MARKET FUNDS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2006.

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                                   Year Expires   Capital Loss Carryforwards
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND      2014               $  51,212
--------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND                2013                  15,025

                                           2014                     326
--------------------------------------------------------------------------------
MONEY MARKET FUND                          2013                 222,073

                                           2014                  60,033
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                2013                  43,320
--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND            2013                 135,324
--------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND            2013                  37,866

                                           2014                 162,921

      At February 28, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:
                                                               Deferred
                                                             Post-October
Fund                                                         Capital Loss
-------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                         $  25,460
-------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                       2,159
-------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                              48,825
-------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                                  58,512

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                             (UNAUDITED)
--------------------------------------------------------------------------------

to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                     Subadvisory Fees
                                             Advisory Fees                                            (% of Average
                        Average Daily        (% of Average                         Average Daily        Daily Net
Fund                      Net Assets       Daily Net Assets)     Subadviser         Net Assets           Assets)
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE    First $1 billion          0.300          Wells Capital    First $1 billion         0.050
MONEY MARKET FUND       Next $4 billion          0.275             Management     Next $2 billion         0.030
                        Over $5 billion          0.250           Incorporated     Next $3 billion         0.020
                                                                                  Over $6 billion         0.010
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY       All asset levels          0.100          Wells Capital    First $1 billion         0.050
MARKET FUND                                                        Management     Next $2 billion         0.030
                                                                 Incorporated     Next $3 billion         0.020
                                                                                  Over $6 billion         0.010
---------------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY        First $1 billion          0.300          Wells Capital    First $1 billion         0.050
MARKET FUND             Next $4 billion          0.275             Management     Next $2 billion         0.030
                        Over $5 billion          0.250           Incorporated     Next $3 billion         0.020
                                                                                  Over $6 billion         0.010
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND      First $1 billion          0.300          Wells Capital    First $1 billion         0.050
                        Next $4 billion          0.275             Management     Next $2 billion         0.030
                        Over $5 billion          0.250           Incorporated     Next $3 billion         0.020
                                                                                  Over $6 billion         0.010
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY        First $1 billion          0.300          Wells Capital    First $1 billion         0.050
MARKET FUND             Next $4 billion          0.275             Management     Next $2 billion         0.030
                        Over $5 billion          0.250           Incorporated     Next $3 billion         0.020
                                                                                  Over $6 billion         0.010
---------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE      All asset levels          0.100          Wells Capital    First $1 billion         0.050
MONEY MARKET FUND                                                  Management     Next $2 billion         0.030
                                                                 Incorporated     Next $3 billion         0.020
                                                                                  Over $6 billion         0.010
---------------------------------------------------------------------------------------------------------------------
TREASURY PLUS          All asset levels          0.100          Wells Capital    First $1 billion         0.050
MONEY MARKET FUND                                                  Management     Next $2 billion         0.030
                                                                 Incorporated     Next $3 billion         0.020
                                                                                  Over $6 billion         0.010
---------------------------------------------------------------------------------------------------------------------
100% TREASURY          First $1 billion          0.300          Wells Capital    First $1 billion         0.050
MONEY MARKET FUND       Next $4 billion          0.275             Management     Next $2 billion         0.030
                        Over $5 billion          0.250           Incorporated     Next $3 billion         0.020
                                                                                  Over $6 billion         0.010

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                     Administration Fees
                                                                        (% of Average
                                        Average Daily Net Assets      Daily Net Assets)
----------------------------------------------------------------------------------------
FUND LEVEL                                  First $5 billion                0.05
(EXCEPT MUNICIPAL MONEY MARKET FUND)         Next $5 billion                0.04
                                            Over $10 billion                0.03
----------------------------------------------------------------------------------------
CLASS A                                     All asset levels                0.22

                                                     WELLS FARGO ADVANTAGE MONEY
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                           MARKET FUNDS
--------------------------------------------------------------------------------

                                                             Administration Fees
                                                                (% of Average
                                Average Daily Net Assets      Daily Net Assets)
--------------------------------------------------------------------------------
CLASS B                             All asset levels                0.22
--------------------------------------------------------------------------------
INVESTOR CLASS                      All asset levels                0.39
--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND         First $5 billion                0.44
                                     Next $5 billion                0.43
                                    Over $10 billion                0.42
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
ALL MONEY MARKET FUNDS                                                0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:


                                                       Administrator    Institutional    Investor    Service
Fund                             Class A    Class B        Class            Class          Class      Class
------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET FUND                 0.25%       N/A           N/A              N/A            N/A       0.25%
-----------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY
MARKET FUND                       0.25%       N/A          0.10%            0.00%           N/A       0.25%
-----------------------------------------------------------------------------------------------------------
MINNESOTA MONEY
MARKET FUND                       0.25%       N/A           N/A              N/A            N/A        N/A
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                 0.25%      0.25%          N/A              N/A           0.25%       N/A
-----------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY
MARKET FUND                        N/A        N/A           N/A              N/A           0.25%       N/A
-----------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE
MONEY MARKET FUND                 0.25%       N/A          0.10%            0.00%           N/A       0.25%
-----------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY
MARKET FUND                       0.25%       N/A           N/A             0.00%           N/A       0.25%
-----------------------------------------------------------------------------------------------------------
100% TREASURY MONEY
MARKET FUND                       0.25%       N/A           N/A              N/A            N/A       0.25%

      For the period ended August 31, 2006, shareholder servicing fees paid were as follows:

                                                         Administrator    Institutional     Investor      Service
Fund                         Class A        Class B          Class             Class         Class         Class
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET FUND          $ 3,110,466            N/A            N/A            N/A              N/A    $   490,910
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY
MARKET FUND                  1,941,364            N/A      $ 533,327          $   0              N/A      6,842,864
-------------------------------------------------------------------------------------------------------------------
MINNESOTA MONEY
MARKET FUND                    142,965            N/A            N/A            N/A              N/A            N/A
-------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND            8,645,954    $ 1,653,390            N/A            N/A        $ 896,432            N/A

WELLS FARGO ADVANTAGE MONEY
MARKET FUNDS                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Administrator    Institutional     Investor      Service
Fund                         Class A       Class B           Class            Class          Class         Class
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY
MARKET FUND                       N/A         N/A               N/A            N/A          630,847            N/A
-------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE
MONEY MARKET FUND           1,242,078         N/A           272,308              0              N/A      1,430,086
-------------------------------------------------------------------------------------------------------------------
TREASURY PLUS
MONEY MARKET FUND           3,456,412         N/A               N/A              0              N/A      1,469,509
-------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY
MARKET FUND                   273,612         N/A               N/A            N/A              N/A      4,693,143

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets.

      For the period ended August 31, 2006, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended August 31, 2006, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                    Net Operating Expense Ratios
                                                    ----------------------------
Fund                                     Class A               Class B              Investor Class
--------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND     0.65%                 N/A                      N/A
--------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND              0.65%                 N/A                      N/A
--------------------------------------------------------------------------------------------------
MINNESOTA MONEY MARKET FUND               0.80%                 N/A                      N/A
--------------------------------------------------------------------------------------------------
MONEY MARKET FUND                         0.76%                1.51%                    0.65%
--------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                N/A                  N/A                     0.64%
--------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND       0.65%                 N/A                      N/A
--------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND           0.65%                 N/A                      N/A
--------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND           0.65%                 N/A                      N/A

4. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

                                                     WELLS FARGO ADVANTAGE MONEY
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                           MARKET FUNDS
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987      Chair of Finance, Wake          None
64                                                 Forest University, since
                                                   2006. Benson- Pruitt
                                                   Professorship, Wake Forest
                                                   University, Calloway School
                                                   of Business and Accountancy,
                                                   since 1999.
------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998      Chairman, CEO, and Co-          None
63                        (Chairman, since 2001)   Founder of Crystal Geyser
                                                   Water Company, and President
                                                   of Crystal Geyser Roxane
                                                   Water Company.
------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987      Retired. Prior thereto,         None
73                                                 President of Richard M.
                                                   Leach Associates (a
                                                   financial consulting firm).
------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006      Professor of Insurance and      None
53                                                 Risk Management, Wharton
                                                   School, University of
                                                   Pennsylvania. Director of
                                                   the Boettner Center on
                                                   Pensions and Retirement.
                                                   Research Associate and Board
                                                   Member, Penn Aging Research
                                                   Center. Research Associate,
                                                   National Bureau of Economic
                                                   Research.
------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996      Senior Counselor to the         None
54                                                 public relations firm of
                                                   Himle-Horner, and Senior
                                                   Fellow at the Humphrey
                                                   Institute, Minneapolis,
                                                   Minnesota (a public policy
                                                   organization).

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996      Principal of the law firm of    None
66                                                 Willeke & Daniels.
------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***
------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987      Private Investor/Real Estate    None
62                                                 Developer. Prior thereto,
                                                   Chairman of White Point
                                                   Capital, LLC until 2005.
------------------------------------------------------------------------------------------------------

OFFICERS
------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003    Executive Vice President of     None
47                                                 Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo
                                                   Funds Management, LLC.
                                                   Senior Vice President and
                                                   Chief Administrative Officer
                                                   of Wells Fargo Funds
                                                   Management, LLC from 2001 to
                                                   2003.
------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000    Vice President and Managing     None
46                                                 Senior Counsel of Wells
                                                   Fargo Bank, N.A. and Senior
                                                   Vice President and Secretary
                                                   of Wells Fargo Funds
                                                   Management, LLC. Vice
                                                   President and Senior Counsel
                                                   of Wells Fargo Bank, N.A.
                                                   from 1996 to 2003.
------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006    Vice President of Wells         None
32                                                 Fargo Bank, N.A. and Vice
                                                   President of Financial
                                                   Operations for Wells Fargo
                                                   Funds Management, LLC. Vice
                                                   President and Group Finance
                                                   Officer of Wells Fargo Bank,
                                                   N.A. Auto Finance Group from
                                                   2004 to 2006. Vice President
                                                   of Portfolio Risk Management
                                                   for Wells Fargo Bank, N.A.
                                                   Auto Finance Group in 2004.
                                                   Vice President of Portfolio
                                                   Research and Analysis for
                                                   Wells Fargo Bank, N.A. Auto
                                                   Finance Group from 2001 to
                                                   2004. Director of Small
                                                   Business Services Risk
                                                   Management for American
                                                   Express Travel Related
                                                   Services from 2000 to 2001.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS (continued)

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance         Chief Compliance Officer of     None
44                        Officer, since 2004      Wells Fargo Funds Management,
                                                   LLC since 2004 and Compliance
                                                   Officer of Wells Fargo Funds
                                                   Management, LLC from 1999 to
                                                   2002. Compliance Manager of
                                                   Wells Fargo Investments from
                                                   1997 to 1999. In 2002, Ms.
                                                   Peters left Wells Fargo Funds
                                                   Management, LLC to pursue
                                                   personal goals.
------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of August 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, MINNESOTA MONEY MARKET FUND, MONEY MARKET FUND, MUNICIPAL MONEY MARKET FUND, NATIONAL TAX-FREE MONEY MARKET FUND, TREASURY PLUS MONEY MARKET FUND AND 100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment subadvisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 31, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 31, 2006, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, the investment personnel of Funds Management and Wells Capital Management. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-today portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Board considered information regarding Funds Management's and Wells Capital Management's compensation programs for personnel involved in the management of the Funds.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2005. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Board noted that the performance of each Fund, except the Minnesota Money Market Fund, was better than, equal to, or not appreciably below, the median performance of its Peer Group for most time periods. The Board then noted that the performance of the Minnesota Money Market Fund was lower than the median performance of its Peer Group for all time periods, but noted that the Peer Group included six funds, only one of which was a Minnesota tax-exempt money market fund.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios of the Funds, except the Money Market Fund, were lower than, equal to, or not appreciably higher than, the Funds' Peer Groups' median net operating expense ratios. The Board noted that the net operating expense ratios for certain classes of the Money Market Fund were higher than its Peer Group's median net operating expense ratios, but the Board further noted that the Advisory Agreement Rates and Net Advisory Rates (as defined below) were within a reasonable range of the median rates of the Fund's Peer Group.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment subadvisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability of other Wells Fargo businesses (including Wells Capital Management) from providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, and for the Funds with Advisory Agreement Rate breakpoints, most particularly through such breakpoints.

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board has conferred with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance Incorporated
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
REITS      -- Real Estate Investment Trusts
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

[LOGO]
-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS FARGO       THIS    REPORT   AND   THE    FINANCIAL
ADVANTAGE FUNDS(SM) is available free STATEMENTS CONTAINED HEREIN ARE upon request. To obtain literature, SUBMITTED FOR THE GENERAL INFORMATION please write, e-mail, visit the Funds' OF THE SHAREHOLDERS OF WELLS FARGO
Web site, or call:                       ADVANTAGE FUNDS. IF THIS REPORT IS USED
                                         FOR PROMOTIONAL PURPOSES,  DISTRIBUTION
WELLS FARGO ADVANTAGE FUNDS              OF THE REPORT  MUST BE  ACCOMPANIED  OR
P.O. Box 8266                            PRECEDED BY A CURRENT PROSPECTUS. FOR A
Boston, MA 02266-8266                    PROSPECTUS   CONTAINING  MORE  COMPLETE
                                         INFORMATION,   INCLUDING   CHARGES  AND
E-mail: wfaf@wellsfargo.com              EXPENSES,  CALL 1-800-222-8222 OR VISIT
Web site:                                THE      FUNDS'     WEB     SITE     AT
www.wellsfargo.com/advantagefunds        WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.
Individual Investors:                    PLEASE    CONSIDER    THE    INVESTMENT
1- 800-222-8222                          OBJECTIVES,    RISKS,    CHARGES,   AND
Retail Investment Professionals:         EXPENSES  OF THE  INVESTMENT  CAREFULLY
1- 888-877-9275                          BEFORE   INVESTING.   THIS  AND   OTHER
Institutional Investment Professionals:  INFORMATION ABOUT WELLS FARGO ADVANTAGE
1- 866-765-0778                          FUNDS  CAN  BE  FOUND  IN  THE  CURRENT
                                         PROSPECTUS.    READ   THE    PROSPECTUS
                                         CAREFULLY  BEFORE  YOU  INVEST  OR SEND
                                         MONEY.

                                         Wells  Fargo Funds  Management,  LLC, a
                                         wholly owned  subsidiary of Wells Fargo
                                         & Company, provides investment advisory
                                         and  administrative  services for WELLS
                                         FARGO ADVANTAGE FUNDS. Other affiliates
                                         of  Wells   Fargo  &  Company   provide
                                         subadvisory  and other services for the
                                         Funds.  The  Funds are  distributed  by
                                         WELLS  FARGO  FUNDS  DISTRIBUTOR,  LLC,
                                         Member NASD/SIPC, an affiliate of Wells
                                         Fargo & Company.

            ---------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds          100102 10-06
Funds Management, LLC.                                               SMMM/SAR128
All rights reserved.

                                                            -----------------
                                                            WELLS   ADVANTAGE
                                                            FARGO   FUNDS
                                                            -----------------

          [GRAPHIC OMITTED]                       AUGUST 31, 2006

                                                Semi-Annual Report

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS
Wells Fargo Advantage California Tax-Free Money Market Fund
Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage Government Money Market Fund
Wells Fargo Advantage Heritage Money Market Fund(SM)
Wells Fargo Advantage National Tax-Free Money Market Fund
Wells Fargo Advantage Prime Investment Money Market Fund
Wells Fargo Advantage Treasury Plus Money Market Fund
Wells Fargo Advantage 100% Treasury Money Market Fund

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------

Money Market Overview .....................................................    2
--------------------------------------------------------------------------------

Primary Investments .......................................................    4
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund ..................................    5
   Cash Investment Money Market Fund ......................................    6
   Government Money Market Fund ...........................................    7
   Heritage Money Market Fund .............................................    8
   National Tax-Free Money Market Fund ....................................    9
   Prime Investment Money Market Fund .....................................   10
   Treasury Plus Money Market Fund ........................................   11
   100% Treasury Money Market Fund ........................................   12

Fund Expenses (Unaudited) .................................................   13
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund ..................................   15
   Cash Investment Money Market Fund ......................................   24
   Government Money Market Fund ...........................................   29
   Heritage Money Market Fund .............................................   32
   National Tax-Free Money Market Fund ....................................   35
   Prime Investment Money Market Fund .....................................   50
   Treasury Plus Money Market Fund ........................................   53
   100% Treasury Money Market Fund ........................................   54

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   56
   Statements of Operations ...............................................   58
   Statements of Changes in Net Assets ....................................   60
   Financial Highlights ...................................................   68
   Notes to Financial Highlights ..........................................   74

Notes to Financial Statements .............................................   75
--------------------------------------------------------------------------------

Other Information (Unaudited) .............................................   80
--------------------------------------------------------------------------------

List of Abbreviations .....................................................   86
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS semi-annual report for the six-month period that ended August 31, 2006. On the following pages, you will find a money market overview, information about the holdings in each Fund, and the portfolio manager's strategic outlook.

THE ECONOMY
--------------------------------------------------------------------------------

      During the period, the U.S. economy started to show some signs of a slowdown. The housing market slowed, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the inflation outlook remained cloudy. Real Gross Domestic Product (GDP) slowed to 2.9% for the second quarter of 2006, driven mostly by a falloff in consumer spending from an unsustainable first-quarter pace. Other indicators, however, have remained robust. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy, creating some uncertainty regarding the direction of the Fed's next decision about interest rates.

FED PAUSES IN ITS CYCLE OF INTEREST RATE HIKES
--------------------------------------------------------------------------------

      Money market rates continued to rise in 2006 as the Fed increased the target Federal funds rate by 0.25% at each of the 17 Federal Open Market Committee (FOMC) meetings from June 2004 through June 2006. In August, the Fed took a long-awaited pause and kept the Federal funds rate at 5.25%. The Federal funds rate was only 1.00% in June 2004 before the Fed started its cycle of interest rate increases--often described as credit tightening.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The Fed's monetary policy has become less predictable. The FOMC minutes of the August 8, 2006 meeting stated that the decision to stop raising the Federal funds rate was "appropriate to limit the risks of tightening too much." All the FOMC members agreed that the decision to pause did not necessarily mark the end of the credit tightening cycle.

      The unpredictability of interest rates is another reason why we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful money managers chosen for their focused attention to a particular investment style.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This semi-annual report covers the six-month period from March 1, 2006, through August 31, 2006.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      After having raised the target Federal funds rate by 0.25% at 17 consecutive meetings since June 2004, the Fed finally left interest rates unchanged at its meeting on August 8, 2006. This series of increases raised the Federal funds rate from 1% in 2004 to 5.25% by the end of the reporting period. The six-month period that ended August 31, 2006, experienced three increases that raised the Federal funds rate from 4.50% to 5.25%.

      The money market yield curve, which is the yield of various securities across the spectrum of very short maturities from one day to one year, flattened considerably during the period. For example, the spread between the one-month and one-year London Inter-Bank Offered Rate (LIBOR) contracted from 0.52% on February 28, 2006, to only 0.08% on August 31, 2006. While the one-month LIBOR rose by 0.70%, from 4.63% to 5.33%, the one-year LIBOR increased by only 0.26%, from 5.15% to 5.41%. The muted rise in the one-year rate reflected an increasing belief from money market investors that increases in short-term rates could be nearing an end. One-month rates peaked around 5.40% at the beginning of August, at the same time as the Fed paused from its interest rate increases. One-year rates peaked earlier, around 5.75%, toward the end of June and by August 31, 2006, had returned to the 5.40% levels seen at the end of May.

      The amount of commercial paper outstanding increased each month during the reporting period, increasing by a total of about 10% for the six-month period. In dollar terms, the total amount of commercial paper increased from $1.67 trillion on February 28, 2006, to $1.84 trillion on August 31, 2006. This increased supply led to more attractive yields relative to other money market instruments, especially U.S. Government and U.S. Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of U.S. government agency obligations available on the market. Other factors included continued high demand from foreign central banks and new regulatory requirements that forced the larger agencies to improve their capital ratios. If these trends continue, yields on agency obligations could potentially remain well below those of prime money market securities.

      For the most part, the government agency yield curve flattened during the period. The spread between one-month and one-year agency securities was as wide as 0.59% on March 7, 2006, before narrowing to 0.27% by mid-June. The growing consensus that the Fed may not raise interest rates at its June meeting was the main driver of the curve flattening. However, after the Fed confirmed its continued path of raising interest rates at its June meeting, the agency curve widened to 0.47% on June 30, 2006. It was not long, however, before market consensus once again grew that the Fed would not raise interest rates at its August meeting. This consensus led the agency curve to flatten to 0.18% on August 8, 2006, when the Fed did, in fact, leave interest rates unchanged for the first time in over two years. The curve flattening continued through the end of the reporting period, narrowing to 0.10% by August 31, 2006.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      The yields on short-term U.S. Government Treasury securities followed the general pattern of overall rising interest rates during most of the period. However, the yield on the U.S. Treasury bill experienced more volatility compared to other money market yields. After rising from 4.60% at the beginning of March to 4.90% in early May, the yield on the three-month U.S. Treasury bill traded in a narrow range through early June, mostly between 4.80% and 4.90%. Several factors contributed to this narrow trading range, including uncertainty about whether the Fed would raise interest rates at its next meeting and whether there would be an increase or decrease in the overall supply of Treasury Bills issued by the U.S. government. Treasury bills moved noticeably higher in June and early July once it was confirmed that the Fed raised interest rates for the seventeenth time on June 29, 2006. The yield on the three-month U.S. Treasury bill was 4.98% as of June 30, 2006, a one-month increase of 0.14%. By mid-July, the yield had risen another 0.15% to 5.13%.

      Mid-July was the beginning of a period when the yield on the three-month U.S. Treasury bill drifted lower. After reaching a high of 5.13% on July 18, 2006, the yield fell to 5.03% by the end of August. A subsequent increase in overall supply of U.S. Treasury bills was more than offset by the market's perception that the Fed would no longer raise interest rates. This was confirmed by the Fed at its August 8, 2006, meeting, when it chose to leave the overnight lending rate at 5.25%.

MONEY MARKET OVERVIEW                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      During March, strong demand and a lack of supply resulted in weekly variable rate demand notes (VRDNs) being less attractive than the one-month LIBOR because cash poured into the short end of the municipal market in advance of April tax payments. Municipal interest rates began to increase as the April 15 tax payment deadline approached, though money continued to flow into money market funds into the third week of April. VRDN levels were not as cheap relative to taxable money market instruments as they were the previous year. After the April tax cycle ended, rates on VRDNs stabilized by early May. An attempt by remarketing agents to push rates much lower in June was met with strong resistance because interest rate sensitive investors exercised their right to sell VRDNs back to the dealers. By the end of June, rates increased to levels similar to those during tax season.

      In June, the California note season took a different tone from the previous year. Investors who remembered the poor performance of California notes in 2005 and who were concerned with future interest rate increases showed little interest. Basing their pricing on investors' past behavior, dealers had become accustomed to heavy demand for notes even at levels that were relatively expensive. The first notes of the season were offered at 3.48%, just over 63% of the one-year LIBOR, and had to be re-priced upward to 3.52%, closer to 64% of the one-year LIBOR. Issuance of nonspecialty state notes during the period was very light, and the prices for national paper were only slightly higher than the prices were for California paper.

      While weekly rates continued on their normal seasonal gyrations, fixed rates on California notes trended lower as they did in the taxable market. The Fed's decision to leave the Federal funds rate unchanged in August appeared to be interpreted by money market investors as the end of the credit tightening cycle rather than a temporary pause.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      The Fed has made good on its promise to pause in its series of interest-rate increases. Whether the pause proves to be temporary or not will depend upon future economic data. The statement released by the Fed after its meeting on August 8 indicated that "inflation pressures seem likely to moderate over time, reflecting contained inflation expectations and the cumulative effect of monetary policy actions...." We will continue to manage the funds conservatively and in a manner that is sensitive to changes in market rates.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

The views expressed are as of August 31, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PRIMARY INVESTMENTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                              California     Cash                           National     Prime    Treasury    100%
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS       Tax-Free   Investment  Government  Heritage  Tax-Free  Investment    Plus    Treasury
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Treasury Securities                                   X           X          X                    X           X         X
------------------------------------------------------------------------------------------------------------------------------------
   Repurchase Agreements                                      X           X          X                    X           X
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Obligations                                X           X          X                    X
------------------------------------------------------------------------------------------------------------------------------------
   Commercial Paper                                           X                      X                    X
------------------------------------------------------------------------------------------------------------------------------------
   Certificates Of Deposit/Bankers
     Acceptances                                              X                      X                    X
------------------------------------------------------------------------------------------------------------------------------------
   Time Deposits                                              X                      X                    X
------------------------------------------------------------------------------------------------------------------------------------
   Floating/Variable Rate Notes/Bonds             X           X           X          X         X          X
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage And Asset-Backed Securities                       X                      X                    X
------------------------------------------------------------------------------------------------------------------------------------
   Corporate Notes/Bonds                                      X                      X                    X
------------------------------------------------------------------------------------------------------------------------------------
   Municipal Obligations                          X                                            X
------------------------------------------------------------------------------------------------------------------------------------
   Municipal Commercial Paper                     X                                            X
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      THE WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       01/01/1992

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                                                   6-Month*   1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------------------------------------
   California Tax-Free Money Market Fund - Service Class (Incept. Date 11/08/1999)   1.50       2.71    1.35    2.05
---------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                     3.05%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                    3.09%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                     3.03%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                   3.07%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             29 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                         9%
Municipal Demand Notes                            82%
Municipal Bonds                                    9%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                          5%
2-14 days                                         82%
15-29 days                                         2%
30-59 days                                         4%
60-89 days                                         1%
270 + days                                         6%
--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.76%.

     Performance shown for the Service Class shares of the WELLS FARGO
ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund, and includes fees and expenses that are not applicable to and are higher than those of the Service Class shares.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND - ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      THE WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       10/14/1987

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                                                       6-Month*  1-Year  5-Year   10-Year
-------------------------------------------------------------------------------------------------------------------------
   Cash Investment Money Market Fund - Administrator Class (Incept. Date 07/31/2003)     2.38     4.29    2.06      3.68
-------------------------------------------------------------------------------------------------------------------------
   Cash Investment Money Market Fund - Institutional Class (Incept. Date 11/08/1999)     2.46     4.45    2.25      3.82
-------------------------------------------------------------------------------------------------------------------------
   Cash Investment Money Market Fund - Service Class (Incept. Date 10/14/1987)           2.31     4.14    1.97      3.63
-------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
                                         Administrator   Institutional   Service
                                             Class           Class        Class
--------------------------------------------------------------------------------
   7-Day Current Yield 1                     4.98%           5.13%        4.83%
--------------------------------------------------------------------------------
   7-Day Compound Yield                      5.10%           5.26%        4.95%
--------------------------------------------------------------------------------
   30-Day Simple Yield                       4.97%           5.12%        4.82%
--------------------------------------------------------------------------------
   30-Day Compound Yield                     5.08%           5.24%        4.92%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             26 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes                22%
Repurchase Agreements                             17%
Time Deposits                                     15%
Commercial Paper                                  33%
Certificates of Deposit                            5%
Corporate Bonds                                    8%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                         28%
2-14 days                                         25%
15-29 days                                        21%
30-59 days                                        13%
60-89 days                                        11%
90-179 days                                        2%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.97%, 5.09%, and 4.80% for Class Administrator, Institutional and Service shares, respectively.

     Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND for periods prior to July 31, 2003, reflects the performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to, and are higher than those of the Administrator Class shares. Performance shown for the Institutional Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       11/16/1987

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                                                  6-Month*  1-Year  5-Year  10-Year
-------------------------------------------------------------------------------------------------------------------
   Government Money Market Fund - Administrator Class (Incept. Date 07/31/2003)     2.36     4.27    2.01     3.55
-------------------------------------------------------------------------------------------------------------------
   Government Money Market Fund - Institutional Class (Incept. Date 07/28/2003)     2.44     4.42    2.10     3.60
-------------------------------------------------------------------------------------------------------------------
   Government Money Market Fund - Service Class (Incept. Date 11/16/1987)           2.28     4.11    1.91     3.51
-------------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
                                         Administrator   Institutional   Service
                                             Class           Class        Class
--------------------------------------------------------------------------------
   7-Day Current Yield                       4.96%           5.11%        4.81%
--------------------------------------------------------------------------------
   7-Day Compound Yield                      5.08%           5.24%        4.92%
--------------------------------------------------------------------------------
   30-Day Simple Yield                       4.93%           5.08%        4.78%
--------------------------------------------------------------------------------
   30-Day Compound Yield                     5.04%           5.20%        4.88%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             14 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                             70%
FNMA                                              10%
FHLMC                                              7%
FHLB                                               9%
FFCB                                               4%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                         64%
2-14 days                                         12%
15-29 days                                         8%
30-59 days                                         8%
60-89 days                                         5%
90-179 days                                        3%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.94%, 5.06%, and 4.77% for Class Administrator, Institutional, and Service shares, respectively.

     Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND for periods prior to July 31, 2003, reflects the performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to, and are higher than, those of the Administrator Class shares. Performance shown for the Institutional Class shares of the Fund for periods prior to July 28, 2003, reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to, and are higher than those of the Institutional Class shares. Performance shown for the Service Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Service Class, its predecessor fund.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR AND INSTITUTIONAL CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM) (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       06/29/1995

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                                                6-Month*  1-Year  5-Year  10-Year
-----------------------------------------------------------------------------------------------------------------
   Heritage Money Market Fund - Administrator Class (Incept. Date 06/29/1995)     2.35     4.27    2.04     3.73
-----------------------------------------------------------------------------------------------------------------
   Heritage Money Market Fund - Institutional Class (Incept. Date 03/31/2000)     2.46     4.48    2.25     3.88

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
                                                   Administrator   Institutional
                                                       Class           Class
--------------------------------------------------------------------------------
   7-Day Current Yield                                 4.94%           5.14%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                5.06%           5.27%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                 4.90%           5.10%
--------------------------------------------------------------------------------
   30-Day Compound Yield                               5.01%           5.22%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                             27 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                  38%
Municipal Demand Notes                             2%
Time Deposits                                     15%
Certificate of Deposit                             5%
Corporate Bonds                                    8%
Floating/Variable Rate                            19%
Repurchase Agreements                             13%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                         23%
2-14 days                                         25%
15-29 days                                        21%
30-59 days                                        16%
60-89 days                                        12%
90-179 days                                        3%
--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses increased total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.96% and 5.08% for Class Administrator and Institutional shares, respectively.

     Performance shown for the Administrator Class and Institutional Class shares of the WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND for periods prior to April 11, 2005, reflects the performance of the Investor and Institutional Class shares, respectively, of the Strong Heritage Money Fund, its predecessor fund. Performance shown for the Institutional Class shares of the Fund for periods prior to March 31, 2000, reflects the performance of the predecessor fund's Investor Class shares, and has not been adjusted for the lower expense ratio of the Institutional Class shares.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       01/07/1988

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                        6-Month*  1-Year  5-Year  10-Year
--------------------------------------------------------------------------------------------------------------------------
   National Tax-Free Money Market Fund - Administrator Class (Incept. Date 04/11/2005)    1.60     2.92    1.48     2.37
--------------------------------------------------------------------------------------------------------------------------
   National Tax-Free Money Market Fund - Institutional Class (Incept. Date 11/08/1999)    1.66     3.02    1.66     2.49
--------------------------------------------------------------------------------------------------------------------------
   National Tax-Free Money Market Fund - Service Class (Incept. Date 08/03/1993)          1.53     2.77    1.44     2.35
--------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                        Administrator   Institutional   Service
                                           Class            Class        Class
--------------------------------------------------------------------------------
   7-Day Current Yield                     3.25%            3.35%       3.10%
--------------------------------------------------------------------------------
   7-Day Compound Yield                    3.30%            3.41%       3.15%
--------------------------------------------------------------------------------
   30-Day Simple Yield                     3.22%            3.32%       3.07%
--------------------------------------------------------------------------------
   30-Day Compound Yield                   3.27%            3.37%       3.11%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   Weighted Average Maturity                                           19 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Bonds                                    6%
Municipal Commercial Paper                        10%
Municipal Demand Notes                            84%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                         13%
2-14 days                                         74%
15-29 days                                         2%
30-59 days                                         4%
60-89 days                                         4%
90-179 days                                        1%
270+ days                                          2%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.17%, 3.30%, and 3.00% for Class Administrator, Institutional, and Service shares, respectively.

     Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND for periods prior to April 11, 2005 reflects the performance of the Service Class shares of the Fund and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Performance shown for the Institutional shares of the Fund for periods to November 8, 1999, reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND - INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       09/02/1998

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                        6-Month*  1-Year  5-Year  Life of Fund
-------------------------------------------------------------------------------------------------------------------------------
   Prime Investment Money Market Fund - Institutional Class (Incept. Date 07/28/2003)     2.45     4.45    2.08        3.24
-------------------------------------------------------------------------------------------------------------------------------
   Prime Investment Money Market Fund - Service Class (Incept. Date 09/02/1998)           2.27     4.09    1.86        3.10

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                        Institutional   Service
                                                            Class        Class
--------------------------------------------------------------------------------
   7-Day Current Yield                                       5.13%        4.78%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                      5.26%        4.90%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                       5.12%        4.77%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                     5.24%        4.88%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   Weighted Average Maturity                                           17 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                                1%
Floating/Variable Rate Bonds/Notes                   14%
Repurchase Agreements                                31%
Time Deposits                                        15%
Commercial Paper                                     32%
Certificates of Deposit                               4%
Corporate Bonds                                       3%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                            42%
2-14 days                                            16%
15-29 days                                           29%
30-59 days                                            6%
60-89 days                                            6%
90-179 days                                           1%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 5.07% and 4.78% for Class Institutional and Service shares, respectively.

     Performance shown for the Institutional class shares of the WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND for periods prior to July 28, 2003 reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown for the Service Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly public entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       10/01/1985

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                        6-Month*  1-Year  5-Year  10-Year
--------------------------------------------------------------------------------------------------------------------------
   Treasury Plus Money Market Fund - Institutional Class (Incept. Date 08/11/1995)        2.40     4.30    2.11    3.66
--------------------------------------------------------------------------------------------------------------------------
   Treasury Plus Money Market Fund - Service Class (Incept. Date 10/01/1985)              2.25     3.99    1.83    3.41

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
                                                        Institutional  Service
                                                            Class       Class
--------------------------------------------------------------------------------
   7-Day Current Yield                                      5.08%        4.78%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                     5.21%        4.89%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                      5.06%        4.76%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                    5.18%        4.86%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   Weighted Average Maturity                                           7 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                  90%
U.S. Treasury Bills                    10%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                              82%
2-14 days                              8%
15-29 days                             4%
30-59 days                             1%
60-89 days                             3%
90-179 days                            2%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.95% and 4.66% for Class Institutional and Service shares, respectively.

     Performance shown for the Institutional and Service Class shares of the WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND for periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund, its predecessor Fund, and for periods between September 6, 1996 and October 1, 1995, reflects performance of the Pacific American U.S.Treasury Portfolio, the predecessor portfolio.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       12/03/1990

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                                                        6-Month*  1-Year  5-Year  10-Year
--------------------------------------------------------------------------------------------------------------------------
   100% Treasury Money Market Fund - Service Class (Incept. Date 12/03/1990)              2.14     3.79    1.74    3.28
--------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                   4.54%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                  4.64%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                   4.49%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                 4.58%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   Weighted Average Maturity                                          51 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                  100%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                             17%
15-29 days                            16%
30-59 days                            27%
60-89 days                            24%
90-179 days                           16%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.24%.

     Performance shown for the Service class shares of the WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

FUND EXPENSES (UNAUDITED)               WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             Beginning     Ending
                                                              Account     Account       Expenses    Net Annual
                                                               Value       Value      Paid During    Expense
                                                            03/01/2006   08/31/2006    Period(1)      Ratio
California Tax-Free Money Market Fund
--------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund - Service Class
Actual                                                       $1,000.00    $1,015.00      $2.29         0.45%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,022.94      $2.29         0.45%
Cash Investment Money Market Fund
--------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Administrator Class
Actual                                                       $1,000.00    $1,023.80      $1.79         0.35%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,023.44      $1.79         0.35%
--------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Institutional Class
Actual                                                       $1,000.00    $1,024.60      $1.02         0.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,024.20      $1.02         0.20%
--------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Service Class
Actual                                                       $1,000.00    $1,023.10      $2.55         0.50%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,022.68      $2.55         0.50%
Government Money Market Fund
--------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Administrator Class
Actual                                                       $1,000.00    $1,023.60      $1.79         0.35%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,023.44      $1.79         0.35%
--------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Institutional Class
Actual                                                       $1,000.00    $1,024.40      $1.02         0.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,024.20      $1.02         0.20%
--------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Service Class
Actual                                                       $1,000.00    $1,022.80      $2.55         0.50%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,022.68      $2.55         0.50%

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                             Beginning     Ending
                                                              Account      Account     Expenses     Net Annual
                                                               Value        Value     Paid During    Expense
                                                            03/01/2006   08/31/2006    Period(1)      Ratio
Heritage Money Market Fund
--------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Administrator Class
Actual                                                       $1,000.00    $1,023.50      $1.94         0.38%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,023.29      $1.94         0.38%
--------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Institutional Class
Actual                                                       $1,000.00    $1,024.60      $0.92         0.18%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,024.30      $0.92         0.18%
National Tax-Free Money Market Fund
--------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Administrator Class
Actual                                                       $1,000.00    $1,016.00      $1.52         0.30%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,023.69      $1.53         0.30%
--------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Institutional Class
Actual                                                       $1,000.00    $1,016.60      $1.02         0.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,024.20      $1.02         0.20%
--------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Service Class
Actual                                                       $1,000.00    $1,015.30      $2.29         0.45%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,022.94      $2.29         0.45%
Prime Investment Money Market Fund
--------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund - Institutional Class
Actual                                                       $1,000.00    $1,024.50      $1.02         0.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,024.20      $1.02         0.20%
--------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund - Service Class
Actual                                                       $1,000.00    $1,022.70      $2.80         0.55%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,022.43      $2.80         0.55%
Treasury Plus Money Market Fund
--------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Institutional Class
Actual                                                       $1,000.00    $1,024.00      $1.02         0.20%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,024.20      $1.02         0.20%
--------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Service Class
Actual                                                       $1,000.00    $1,022.50      $2.55         0.50%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,022.68      $2.55         0.50%
100% Treasury Money Market Fund
--------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund - Service Class
Actual                                                       $1,000.00    $1,021.40      $2.55         0.50%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000.00    $1,022.68      $2.55         0.50%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                             INTEREST
PRINCIPAL          SECURITY NAME                                                               RATE     MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 91.10%
CALIFORNIA - 89.81%
$     1,330,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA JOLLA
                   COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
                   PLC LOC)SS.+/-                                                              3.33%      09/01/2036    $ 1,330,000
     11,200,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                   FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)SS.+/-                   3.41       07/15/2035     11,200,000
      6,965,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR GAIA
                   BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE
                   LOC)SS.+/-                                                                  3.41       09/15/2032      6,965,000
     10,520,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                   GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)SS.+/-                      3.43       03/15/2037     10,520,000
     17,000,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2000-5 MUNITOPS (PORT OAKLAND CA
                   SERIES K) (OTHER REVENUE LOC, FGIC INSURED)SS.+/-++                         3.35       05/07/2008     17,000,000
      8,500,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                              3.64       08/01/2013      8,500,000
      4,650,000    ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                   AMBAC INSURED)SS.+/-                                                        3.45       11/01/2034      4,650,000
      8,055,000    AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP SERIES A
                   (HOUSING REVENUE LOC)SS.+/-                                                 3.35       09/15/2033      8,055,000
      7,655,000    ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)SS.+/-                            3.44       08/01/2026      7,655,000
      5,300,000    ANAHEIM CA HOUSING AUTHORITY MFHR SEA WIND APARTMENTS PROJECT SERIES C
                   COLLATERALIZED BY FNMA (MFHR LOC)SS.+/-                                     3.43       07/15/2033      5,300,000
      8,160,000    ANAHEIM CA PFA LEASE REVENUE FSA INSURED (OTHER REVENUE LOC)SS.+/-          3.45       09/01/2024      8,160,000
      6,800,000    AZUSA CA PACIFIC GLEN APARTMENTS PROJECT (MFHR, FNMA INSURED)SS.+/-         3.31       07/15/2015      6,800,000
      2,600,000    BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C
                   (STATE & LOCAL GOVERNMENTS, AMBAC INSURED)SS.+/-                            3.26       04/01/2025      2,600,000
      2,610,000    BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C
                   (TOLL ROAD REVENUE, AMBAC INSURED)SS.+/-                                    3.26       04/01/2045      2,610,000
     17,650,000    BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION PROJECT
                   SERIES A (IDR LOC)SS.+/-                                                    3.38       12/01/2028     17,650,000
      3,640,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER DESIGN
                   COLLEGE SERIES A ALLIED IRISH BANK PLC LOC (EDUCATIONAL FACILITIES
                   REVENUE LOC)SS.+/-                                                          3.30       12/01/2032      3,640,000
      2,520,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CERTIFICATES SERIES
                   113 GO OF UNIVERSITY (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-             3.41       12/01/2027      2,520,000
      7,990,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA CLARA
                   UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL FACILITIES REVENUE
                   LOC)SS.+/-                                                                  3.30       02/01/2032      7,990,000
     10,000,000    CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS BANQUE
                   LOC)SS.+/-                                                                  3.59       08/01/2040     10,000,000
     16,800,000    CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS BANK
                   LOC)SS.+/-                                                                  3.39       02/01/2037     16,800,000
     15,000,000    CALIFORNIA HFA HOME MORTGAGE SERIES X2 (HOUSING REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                              3.43       08/01/2031     15,000,000
     44,300,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING REVENUE LOC)
                   SS.+/-                                                                      3.39       02/01/2023     44,300,000
      1,050,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING REVENUE)
                   SS.+/-                                                                      3.39       02/01/2035      1,050,000
      9,900,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)
                   SS.+/-                                                                      3.37       02/01/2032      9,900,000
     30,000,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE)SS.+/-       3.39       02/01/2038     30,000,000
     12,265,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
                   (HOUSING REVENUE LOC)SS.+/-                                                 3.39       02/01/2034     12,265,000
      4,500,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE LOC)
                   SS.+/-                                                                      3.45       02/01/2017      4,500,000
      5,360,000    CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE LOC)
                   SS.+/-                                                                      3.39       08/01/2036      5,360,000
     15,690,000    CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A (HFFA
                   REVENUE, WACHOVIA BANK NA LOC)SS.+/-                                        3.55       09/01/2025     15,690,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                             INTEREST
PRINCIPAL          SECURITY NAME                                                               RATE     MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$    11,795,000    CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B (HFFA
                   REVENUE, WACHOVIA BANK NA LOC)SS.+/-                                        3.55%      09/01/2025    $11,795,000
      3,995,000    CALIFORNIA HFFA REVENUE SERIES A (HFFA REVENUE LOC, MBIA INSURED)SS.+/-     3.50       09/01/2028      3,995,000
     14,275,000    CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST SECURITY BANK
                   LOC)SS.+/-                                                                  3.39       02/01/2022     14,275,000
      2,025,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH HOUSE
                   FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE,
                   COMERICA BANK CA LOC)SS.+/-                                                 3.45       09/01/2024      2,025,000
      6,150,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN FRANCISCO
                   BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                 3.32       07/01/2032      6,150,000
      5,045,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SOUTHERN CA
                   PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-       3.45       09/01/2025      5,045,000
      3,400,000    CALIFORNIA PCFA WADHAM ENERGY (POLLUTION CONTROL REVENUE LOC)SS.+/-         3.45       11/01/2017      3,400,000
      5,000,000    CALIFORNIA PCFA ENVIRONMENTAL IMPROVEMENT REVENUE (IDR LOC)SS.+/-           3.42       09/01/2017      5,000,000
     17,715,000    CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (GO - SCHOOL
                   DISTRICTS)                                                                  4.50       07/06/2007     17,859,403
      3,610,000    CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE COP IMPORTANT
                   FINANCING PROJECT SERIES C (LEASE REVENUE LOC)SS.+/-                        3.30       07/01/2022      3,610,000
     43,490,000    CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-            3.27       07/01/2035     43,490,000
     43,965,000    CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-            3.27       07/01/2033     43,965,000
      7,200,000    CALIFORNIA SERIES K (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-            3.30       07/01/2033      7,200,000
      5,285,000    CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                 3.44       03/01/2024      5,285,000
     16,275,000    CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B2 (PROPERTY TAX
                   REVENUE, CITIBANK NA LOC)SS.+/-                                             3.50       05/01/2034     16,275,000
      4,410,000    CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3 (PROPERTY TAX
                   REVENUE, CITIBANK NA LOC)SS.+/-                                             3.46       12/01/2032      4,410,000
     23,985,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1
                   (POWER REVENUE)SS.+/-                                                       3.50       05/01/2022     23,985,000
     51,805,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
                   DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                                     3.30       05/01/2022     51,805,000
      8,925,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C11 (POWER REVENUE,
                   KBC BANK NV LOC)SS.+/-                                                      3.27       05/01/2022      8,925,000
      9,350,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER REVENUE,
                   BANK OF NOVA SCOTIA LOC)SS.+/-                                              3.30       05/01/2022      9,350,000
     17,620,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C3 (ELECTRIC REVENUE
                   LOC, AMBAC INSURED)SS.+/-                                                   3.30       05/01/2022     17,620,000
     28,650,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER REVENUE,
                   JPMORGAN LOC)SS.+/-                                                         3.29       05/01/2022     28,650,000
      5,965,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9
                   (ELECTRIC REVENUE LOC)SS.+/-                                                3.27       05/01/2022      5,965,000
      7,200,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
                   REVENUE)SS.+/-                                                              3.30       05/01/2011      7,200,000
     33,485,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G13 (WATER
                   REVENUE)SS.+/-                                                              3.33       05/01/2018     33,485,000
     21,025,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G5 (WATER REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                              3.25       05/01/2016     21,025,000
     38,535,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G6 (WATER REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                              3.30       05/01/2017     38,535,000
     20,250,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G7 (WATER
                   REVENUE)SS.+/-                                                              3.27       05/01/2017     20,250,000
      5,735,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G8 (WATER REVENUE,
                   MBIA INSURED)SS.+/-                                                         3.38       05/01/2018      5,735,000
     16,700,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G9 (WATER
                   REVENUE)SS.+/-                                                              3.30       05/01/2018     16,700,000
      3,490,000    CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)SS.+/-                3.44       12/01/2012      3,490,000
      4,200,000    CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                   SERRA MICROCHASSIS PROJECT (IDR, US BANK NA LOC)SS.+/-                      3.55       08/01/2027      4,200,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                             INTEREST
PRINCIPAL          SECURITY NAME                                                               RATE     MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$    13,870,000    CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446 (ECONOMIC
                   DEVELOPMENT REVENUE LOC)SS.+/-                                              3.44%      01/01/2012    $13,870,000
     17,815,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-10 (SALES TAX REVENUE
                   LOC)SS.+/-                                                                  3.32       07/01/2023     17,815,000
     12,950,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11 (SALES TAX REVENUE
                   LOC)SS.+/-                                                                  3.30       07/01/2023     12,950,000
     10,245,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C9 (SALES TAX REVENUE,
                   BANK OF NOVA SCOTIA)SS.+/-                                                  3.50       07/01/2023     10,245,000
      9,370,000    CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
                   (OTHER REVENUE LOC)SS.+/-                                                   3.55       06/01/2013      9,370,000
     15,705,000    CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                               3.41       12/01/2019     15,705,000
      4,880,000    CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE & UNIVERSITY
                   REVENUE LOC)SS.+/-                                                          3.44       11/01/2012      4,880,000
      4,700,000    CALIFORNIA STATE PUTTERS SERIES 142 (GO - STATES, TERRITORIES LOC,
                   FGIC INSURED)SS.+/-                                                         3.44       12/01/2029      4,700,000
      5,540,000    CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX REVENUE,
                   FGIC INSURED)SS.+/-                                                         3.44       07/01/2014      5,540,000
      5,900,000    CALIFORNIA STATE SERIES 1320 (COLLEGE & UNIVERSITY REVENUE,
                   AMBAC INSURED)SS.+/-                                                        3.44       11/01/2026      5,900,000
      7,000,000    CALIFORNIA STATE SERIES A SUBSERIES A3 (OTHER REVENUE, BANK OF AMERICA
                   NA LOC)SS.+/-                                                               3.37       05/01/2040      7,000,000
     37,085,000    CALIFORNIA STATE SERIES B3 (GO - STATES, TERRITORIES LOC)SS.+/-             3.32       05/01/2033     37,085,000
      6,051,000    CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A-6
                   (PROPERTY TAX REVENUE LOC)SS.+/-                                            3.30       05/01/2034      6,051,000
      5,800,000    CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-4
                   (PROPERTY TAX REVENUE LOC)SS.+/-                                            3.30       05/01/2034      5,800,000
     46,675,000    CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-5
                   (PROPERTY TAX REVENUE LOC)SS.+/-                                            3.27       05/01/2034     46,675,000
      2,155,000    CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA INSURED)
                   SS.+/-                                                                      3.40       07/01/2027      2,155,000
      6,270,000    CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)SS.+/-          3.43       07/01/2027      6,270,000
      2,505,000    CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING REVENUE,
                   FNMA INSURED)SS.+/-                                                         3.47       12/15/2034      2,505,000
      8,500,000    CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING REVENUE,
                   CITIBANK NA LOC)SS.+/-                                                      3.46       07/01/2038      8,500,000
      5,580,000    CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                   (MFHR, US BANK NA LOC)SS.+/-                                                3.55       11/01/2031      5,580,000
     18,110,000    CALIFORNIA STATEWIDE CDA LIVERMORE VY ARTS CENTER PROJECT
                   (OTHER REVENUE, BANK OF NEW YORK LOC)SS.+/-                                 3.27       12/01/2036     18,110,000
      5,500,000    CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
                   FNMA INSURED (HOUSING REVENUE LOC)SS.+/-                                    3.32       11/15/2036      5,500,000
     10,000,000    CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR LOC)SS.+/-     3.43       06/15/2038     10,000,000
     15,090,000    CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT CSS.+/-                    3.46       01/20/2031     15,090,000
      2,900,000    CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                   (HOUSING REVENUE LOC)SS.+/-                                                 3.48       12/01/2011      2,900,000
      3,985,000    CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                   COLLATERALIZED BY FNMA (MFHR LOC)SS.+/-                                     3.43       10/15/2030      3,985,000
      7,060,000    CALIFORNIA STATEWIDE CDA MFHR LORENA TERRACE SERIES DDD (CITIBANK
                   LOC)SS.+/-                                                                  3.46       12/01/2036      7,060,000
      8,640,000    CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                   (MFHR, FNMA INSURED)SS.+/-                                                  3.43       10/15/2030      8,640,000
     15,555,000    CALIFORNIA STATEWIDE CDA PROSPECT SIERRA SCHOOL (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)SS.+/-                                               3.30       09/01/2036     15,555,000
     21,500,000    CALIFORNIA STATEWIDE CDA SERIES A1 (OTHER REVENUE)                          4.50       06/29/2007     21,655,749

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    21,500,000    CALIFORNIA STATEWIDE CDA SERIES A4 RIVERSIDE COUNTY (OTHER REVENUE)    4.50%       06/29/2007    $    21,660,976
      4,250,000    CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q (HOUSING
                   REVENUE, CITIBANK NA LOC)SS.+/-                                        3.46        10/01/2038          4,250,000
     16,065,000    CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED
                   BY FNMA (MFHR LOC)SS.+/-                                               3.43        10/15/2026         16,065,000
      3,290,000    CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
                   INCREMENTAL REVENUE LOC)SS.+/-                                         3.44        10/01/2019          3,290,000
      5,185,000    COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
                   (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)SS.+/-        3.42        09/01/2036          5,185,000
      5,100,000    COLTON CA REDEVELOPMENT AGENCY COP LAS PALOMAS ASSOCIATION PROJECT
                   CITY NATIONAL BANK LOC (IDR LOC)SS.+/-                                 3.30        11/01/2015          5,100,000
      2,100,000    CONCORD CA MFHR (OTHER REVENUE LOC)SS.+/-                              3.37        12/01/2016          2,100,000
     16,790,000    CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CERTIFICATES SERIES A
                   (HOUSING REVENUE LOC)SS.+/-                                            3.45        12/01/2015         16,790,000
      9,030,000    CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS SERIES I
                   (MFHR, FNMA INSURED)SS.+/-                                             3.43        07/15/2032          9,030,000
      2,000,000    CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC)SS.+/-                3.37        10/15/2033          2,000,000
      7,200,000    CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                   SERIES H COLLATERALIZED BY FNMA (MFHR LOC)SS.+/-                       3.35        10/15/2029          7,200,000
      2,000,000    CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                   REMARKETED 09/28/94 (MFHR LOC)SS.+/-                                   3.34        11/15/2022          2,000,000
      3,855,000    CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                      3.44        03/01/2011          3,855,000
      4,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES SERIES 970503 (CALIFORNIA STATE
                   PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
                   (LEASE REVENUE LOC)SS.+/-                                              3.45        09/01/2017          4,000,000
      6,355,000    EAST BAY CA MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
                   (WATER & WASTEWATER AUTHORITY REVENUE LOC)SS.+/-                       3.44        06/01/2020          6,355,000
      5,000,000    FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                   INSURED)SS.+/-                                                         3.43        08/15/2026          5,000,000
      3,500,000    FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-      3.38        09/01/2030          3,500,000
     11,150,000    FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER REVENUE
                   LOC)SS.+/-                                                             3.30        09/01/2025         11,150,000
      4,800,000    GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY (PROPERTY TAX
                   REVENUE, FGIC INSURED)SS.+/-                                           3.44        09/01/2024          4,800,000
      4,000,000    HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED 03/17/94
                   (MFHR LOC)SS.+/-                                                       3.38        07/15/2014          4,000,000
      6,450,000    HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A US
                   BANK NA LOC (HOUSING REVENUE LOC)SS.+/-                                3.55        08/01/2032          6,450,000
      1,000,000    HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY FHLMC
                   (MFHR LOC)SS.+/-                                                       3.35        01/01/2025          1,000,000
     13,085,000    HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                   (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                  3.32        06/01/2033         13,085,000
      5,500,000    LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                   PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                           3.35        12/01/2026          5,500,000
      4,720,000    LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)SS.+/-          3.46        05/15/2017          4,720,000
     11,640,000    LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399 (PROPERTY TAX
                   REVENUE, FGIC INSURED)SS.+/-                                           3.41        05/01/2030         11,640,000
      7,490,000    LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)SS.+/-                 3.46        05/15/2020          7,490,000
      2,560,000    LONG BEACH CA HARBOR REVENUE FLOATS PT 2756 (AIRPORT REVENUE
                   LOC)SS.+/-                                                             3.46        05/15/2025          2,560,000
      2,800,000    LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                   LOC)SS.+/-                                                             3.46        05/15/2019          2,800,000
      2,135,000    LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
                   FGIC INSURED)SS.+/-                                                    3.44        05/15/2020          2,135,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     3,850,000    LOS ANGELES CA COMMUNITY RDA (LEASE REVENUE, AMBAC INSURED)SS.+/-      3.44%       09/01/2030    $     3,850,000
      3,325,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING REVENUE
                   LOC)SS.+/-                                                             3.30        04/01/2030          3,325,000
     14,690,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR WILSHIRE STATION
                   APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                        3.57        10/15/2038         14,690,000
      6,725,000    LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                   3.37        08/15/2021          6,725,000
      2,000,000    LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
                   AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS
                   LOC)SS.+/-                                                             3.30        05/15/2020          2,000,000
      6,995,000    LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION RECEIPTS
                   CLASS F SERIES 7 MBIA INSURED (HARBOR DEPARTMENT REVENUE LOC)SS.+/-    3.43        11/01/2026          6,995,000
      5,300,000    LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF AMERICA
                   NT & SA LOC (MFHR LOC)SS.+/-                                           3.32        07/01/2015          5,300,000
     16,000,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK
                   NA LOC)SS.+/-                                                          3.27        07/01/2035         16,000,000
      8,875,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)SS.+/-         3.27        07/01/2035          8,875,000
     19,095,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)SS.+/-     3.27        07/01/2035         19,095,000
      4,520,000    LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER REVENUE,
                   FGIC INSURED)SS.+/-                                                    3.44        02/01/2019          4,520,000
     14,930,000    LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)SS.+/-         3.41        06/01/2026         14,930,000
     12,230,000    LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                   LOC)SS.+/-                                                             3.44        01/01/2009         12,230,000
      7,650,000    LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)SS.+/-                      3.27        07/01/2035          7,650,000
     38,630,000    LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL
                   DE FRANCE LOC)SS.+/-                                                   3.32        07/01/2035         38,630,000
     25,825,000    LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                             4.50        06/29/2007         25,981,129
      7,320,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                   LOC)SS.+/-                                                             3.44        01/01/2011          7,320,000
      6,155,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-          3.44        01/01/2010          6,155,000
      3,985,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-          3.44        07/01/2022          3,985,000
      4,970,000    LOS ANGELES CA USD MERLOTS SERIES B12 (GO - SCHOOL DISTRICTS
                   LOC)SS.+/-                                                             3.44        01/01/2027          4,970,000
     17,650,000    LOS ANGELES CA USD TRAN SERIES A (OTHER REVENUE)                       4.25        10/18/2006         17,661,998
      5,995,000    LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                   (WATER REVENUE LOC)SS.+/-                                              3.44        01/01/2009          5,995,000
     31,900,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING REVENUE
                   LOC)SS.+/-                                                             3.60        09/01/2030         31,900,000
     15,075,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                   APARTMENTS-B (HOUSING REVENUE LOC)SS.+/-                               3.49        06/01/2010         15,075,000
      6,700,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B1 (WATER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.27        07/01/2020          6,700,000
      5,625,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                   SERIES B4 (WATER REVENUE, NATIONSBANK NA LOC)SS.+/-                    3.25        07/01/2035          5,625,000
     27,670,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                   SERIES C (WATER REVENUE LOC)SS.+/-                                     3.44        07/01/2027         27,670,000
     10,000,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B2 (WATER
                   REVENUE LOC)SS.+/-                                                     3.27        07/01/2020         10,000,000
      9,800,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                   SERIES C2 (WATER REVENUE LOC)SS.+/-                                    3.27        07/01/2030          9,800,000
     58,105,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                   SERIES C3 (WATER REVENUE LOC)SS.+/-                                    3.25        07/01/2030         58,105,000
     11,100,000    MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES
                   SG 66 (ELECTRIC REVENUE LOC, MBIA INSURED)SS.+/-                       3.43        10/01/2015         11,100,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     5,995,000    MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE
                   REVENUE LOC)SS.+/-                                                     3.41%       09/01/2029    $     5,995,000
      9,500,000    MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT (OTHER REVENUE,
                   MBIA INSURED)SS.+/-                                                    3.44        07/01/2017          9,500,000
      6,350,000    MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE
                   SUBORDINATE LIEN SERIES B (POWER REVENUE LOC)SS.+/-                    3.27        07/01/2022          6,350,000
     24,200,000    MT. DIABLO CA USD (PROPERTY TAX REVENUE)                               4.25        10/27/2006         24,246,151
      5,280,000    NORTHERN CALIFORNIA TRANSMISSION AGENCY SERIES A (UTILITIES
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                3.30        05/01/2024          5,280,000
      3,340,000    OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT SERIES B
                   (POWER REVENUE LOC)SS.+/-                                              3.27        07/01/2033          3,340,000
     16,000,000    OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A
                   (HOUSING REVENUE LOC)SS.+/-                                            3.27        07/01/2033         16,000,000
      8,625,000    OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)SS.+/-                     3.44        06/15/2021          8,625,000
     10,762,000    OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE SERIES
                   C1 (LEASE REVENUE LOC)SS.+/-                                           3.35        02/01/2025         10,762,000
     26,155,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT PROJECT
                   SERIES C (HOUSING REVENUE, FHLMC INSURED)SS.+/-                        3.35        12/01/2029         26,155,000
      6,375,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES A
                   (HOUSING REVENUE)SS.+/-                                                3.49        11/01/2009          6,375,000
      4,000,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
                   PROJECT FNMA LOC (HOUSING REVENUE LOC)SS.+/-                           3.35        11/15/2028          4,000,000
      9,000,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A PUTTABLE
                   FHLMC LOC (HOUSING REVENUE LOC)SS.+/-                                  3.35        12/01/2006          9,000,000
      9,449,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                   POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)SS.+/-                   3.35        12/01/2022          9,449,000
        500,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                   (HOUSING REVENUE LOC)SS.+/-                                            3.35        11/15/2028            500,000
      2,302,500    ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032
                   (SEWER REVENUE LOC)SS.+/-                                              3.41        02/01/2033          2,302,500
      4,260,000    ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
                   SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE LOC)SS.+/-            3.38        11/01/2014          4,260,000
     17,000,000    ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
                   SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)SS.+/-                3.38        11/01/2014         17,000,000
     20,515,000    ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS
                   TSB BANK PLC LOC)SS.+/-                                                3.25        08/01/2042         20,515,000
      6,600,000    OXNARD CA FINANCING AUTHORITY SERIES B (LEASE REVENUE, AMBAC
                   INSURED)SS.+/-                                                         3.38        06/01/2033          6,600,000
     12,680,000    PARAMOUNT CA USD COP (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.+/-    3.27        09/01/2031         12,680,000
      9,515,000    PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                   APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)SS.+/-              3.32        12/15/2033          9,515,000
      7,845,000    PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)SS.+/-                                                             3.44        09/01/2024          7,845,000
      5,435,000    PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)SS.+/-                                                             3.44        09/01/2026          5,435,000
      8,550,000    PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES A
                   (TAX ALLOCATION REVENUE LOC)SS.+/-                                     3.45        09/01/2035          8,550,000
      5,480,000    PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX REVENUE,
                   MBIA INSURED)SS.+/-                                                    3.44        02/01/2013          5,480,000
      4,895,000    PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)SS.+/-               3.46        05/01/2008          4,895,000
      7,285,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                   (TRANSPORTATION REVENUE LOC)SS.+/-                                     3.46        05/01/2010          7,285,000
      5,455,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
                   REVENUE LOC, FGIC INSURED)SS.+/-                                       3.43        11/01/2021          5,455,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     4,245,000    POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R 2046
                   MBIA INSURED (TAX ALLOCATION REVENUE LOC)SS.+/-                        3.44%       06/15/2020    $     4,245,000
      5,100,000    POWAY CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                3.44        08/01/2008          5,100,000
      8,000,000    POWAY CA USD COP (LEASE REVENUE LOC)SS.+/-                             3.27        06/01/2029          8,000,000
      5,305,000    REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)SS.+/-                                                        3.44        01/01/2011          5,305,000
      8,900,000    REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)SS.+/-               3.35        10/15/2034          8,900,000
      2,545,000    REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
                   REDEVELOPMENT PROJECT ALLIED IRISH BANK PLC LOC (PROPERTY TAX
                   REVENUE LOC)SS.+/-                                                     3.32        07/01/2030          2,545,000
      2,270,000    RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                   (SPECIAL TAX REVENUE LOC, KBC BANK LOC)SS.+/-                          3.33        09/01/2014          2,270,000
      3,600,000    RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR
                   LOC)SS.+/-                                                             3.39        07/05/2014          3,600,000
      8,300,000    ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (SACRAMENTO COUNTY CA
                   SANITATION DISTRICT FINANCING AUTHORITY) (SEWER REVENUE, FGIC
                   INSURED)SS.+/-                                                         3.40        12/01/2025          8,300,000
      7,000,000    SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
                   (HOUSING REVENUE, FNMA INSURED)SS.+/-                                  3.43        09/15/2036          7,000,000
     24,700,000    SACRAMENTO CA USD COP FSA INSURED (GO - SCHOOL DISTRICTS LOC)SS.+/-    3.32        03/01/2031         24,700,000
      7,000,000    SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES I
                   (HOUSING REVENUE LOC)SS.+/-                                            3.43        05/15/2034          7,000,000
      6,300,000    SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                   SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-            3.43        05/15/2029          6,300,000
      5,000,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                   INSURED)SS.+/-                                                         3.35        07/15/2029          5,000,000
      6,000,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                   APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                        3.43        02/15/2033          6,000,000
      7,750,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY CLASS
                   A (SEWER REVENUE, AMBAC INSURED)SS.+/-                                 3.45        12/01/2035          7,750,000
      6,280,000    SAN BERNARDINO CA COMMUNITY COLLEGE DISTRICT FLOATS 1850 (PROPERTY
                   TAX REVENUE, MBIA INSURED)SS.+/-                                       3.44        02/01/2011          6,280,000
      6,115,000    SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                   SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-            3.35        05/15/2029          6,115,000
      5,600,000    SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
                   COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-                     3.35        05/15/2029          5,600,000
      1,670,000    SAN DIEGO CA (WATER REVENUE, FGIC INSURED)SS.+/-                       3.44        08/01/2024          1,670,000
     43,000,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES A (OTHER REVENUE)    4.50        07/27/2007         43,298,214
     10,750,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES B (PROPERTY TAX
                   REVENUE)                                                               4.50        07/27/2007         10,822,735
     14,825,000    SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                   COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-                     3.43        01/15/2033         14,825,000
      5,310,000    SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                   SERIES B (HOUSING REVENUE LOC)SS.+/-                                   3.43        01/15/2035          5,310,000
     30,820,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                          3.46        02/15/2026         30,820,000
      7,415,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                          3.46        02/15/2026          7,415,000
     52,435,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                          3.46        02/15/2026         52,435,000
     19,130,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE
                   SERIES SG 130 (WATER & SEWER REVENUE LOC)SS.+/-                        3.43        05/15/2029         19,130,000
      6,215,000    SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE
                   LOC)SS.+/-                                                             3.41        07/01/2027          6,215,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    11,580,000    SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
                   LOC)SS.+/-                                                             3.44%       07/01/2022    $    11,580,000
     25,000,000    SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                  4.50        07/24/2007         25,171,868
      3,957,500    SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER REVENUE,
                   MBIA INSURED)SS.+/-                                                    3.42        11/01/2010          3,957,500
     10,670,000    SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                   CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER REVENUE
                   LOC)SS.+/-                                                             3.44        10/01/2022         10,670,000
      1,400,000    SAN FRANCISCO CA CITY & COUNTY RDA ANTONIA MANOR APARTMENTS
                   (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                               3.36        12/01/2033          1,400,000
      8,000,000    SAN FRANCISCO CA CITY & COUNTY RDA COMMUNITY FACILITIES DISTRICT
                   HUNTERS POINT SERIES A (TAX REVENUE, KBC BANK NV LOC)SS.+/-            3.33        08/01/2036          8,000,000
      6,555,000    SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                  3.32        02/01/2037          6,555,000
      8,100,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                  3.42        08/01/2035          8,100,000
      2,580,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX INCREMENTAL
                   REVENUE LOC)SS.+/-                                                     3.44        08/01/2011          2,580,000
      6,857,500    SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                   SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)SS.+/-                3.41        08/01/2027          6,857,500
      2,200,000    SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B PUTTABLE
                   (SECURITY PACIFIC NATIONAL LOC)SS.+/-                                  3.30        10/01/2007          2,200,000
      8,750,000    SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-       3.45        08/01/2038          8,750,000
      6,510,000    SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC INSURED
                   (TAX INCREMENTAL REVENUE LOC)SS.+/-                                    3.44        02/01/2011          6,510,000
      6,510,000    SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC INSURED
                   (TAX INCREMENTAL REVENUE LOC)SS.+/-                                    3.44        08/01/2011          6,510,000
      5,900,000    SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
                   SERIES A COLLATERALIZED BY FNMA (MFHR LOC)SS.+/-                       3.35        12/15/2025          5,900,000
     11,400,000    SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
                   (MFHR LOC, FGIC INSURED)SS.+/-                                         3.38        11/15/2017         11,400,000
      6,770,000    SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   MBIA INSURED)SS.+/-                                                    3.44        08/01/2025          6,770,000
      6,140,000    SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE,
                   FGIC INSURED)SS.+/-                                                    3.44        08/01/2021          6,140,000
     10,000,000    SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)SS.+/-     3.35        06/01/2010         10,000,000
      6,150,000    SIMI VALLEY CA SERIES A (MFHR LOC)SS.+/-                               3.35        07/01/2023          6,150,000
     12,450,000    SONOMA COUNTY CA TRAN (OTHER REVENUE)                                  4.25        10/16/2006         12,470,132
     19,850,000    SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
                   FGIC INSURED)SS.+/-                                                    3.38        11/01/2035         19,850,000
      5,315,000    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE
                   SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)SS.+/-                      3.44        07/01/2011          5,315,000
      4,900,000    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                   REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)SS.+/-             3.26        07/01/2019          4,900,000
      6,100,000    UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480 MBIA
                   INSURED (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                     3.41        09/01/2022          6,100,000
      3,865,000    UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY REVENUE
                   LOC)SS.+/-                                                             3.44        05/15/2033          3,865,000
      7,000,000    UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                         3.41        05/15/2035          7,000,000
      7,750,000    VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE
                   LOC)SS.+/-                                                             3.35        05/15/2029          7,750,000
     25,900,000    VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                          4.50        07/02/2007         26,066,341
     21,225,000    VERNON CA NATURAL GAS FINANCING VERNON GAS PROJECT SERIES B
                   (OTHER REVENUE, MBIA INSURED)SS.+/-                                    3.27        08/01/2021         21,225,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     6,605,000    VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                               3.44%       12/01/2019    $     6,605,000
      5,480,000    YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE)SS.+/-    3.44        08/01/2025          5,480,000

                                                                                                                      2,600,544,196
                                                                                                                    ---------------

PUERTO RICO - 1.29%
      7,200,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES, 20015101 CLASS A (PUERTO RICO
                   COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY) (OTHER REVENUE
                   LOC)SS.+/-                                                             3.46        10/01/2034          7,200,000
     19,000,000    PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                           3.40        07/01/2029         19,000,000
      4,995,000    PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                   SERIES 86 (SALES TAX REVENUE LOC)SS.+/-                                3.41        07/01/2015          4,995,000
      6,135,000    PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                   SERIES 416 FSA LOC (LEASE REVENUE LOC)SS.+/-                           3.41        07/01/2021          6,135,000
                                                                                                                         37,330,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,637,874,196)                                                                   2,637,874,196
                                                                                                                    ---------------

COMMERCIAL PAPER - 8.50%
     39,745,000    CALIFORNIA STATEWIDE CDA                                               3.40        09/06/2006         39,745,000
     33,650,000    CALIFORNIA STATEWIDE CDA SERIES 05-B                                   3.40        09/06/2006         33,650,000
     26,400,000    GOLDEN GATE BRIDGE                                                     3.50        10/16/2006         26,400,000
      1,000,000    LOS ANGELES METROPOLITAN TRANSPORTATION                                3.42        09/07/2006          1,000,000
      2,000,000    LOS ANGELES METROPOLITAN TRANSPORTATION                                3.56        09/07/2006          2,000,000
      7,500,000    LOS ANGELES METROPOLITAN TRANSPORTATION                                3.59        09/07/2006          7,500,000
     25,280,000    PORT OF OAKLAND CA                                                     3.50        11/01/2006         25,280,000
     19,700,000    RIVERSIDE COUNTY TEETER FINANCE                                        3.52        09/15/2006         19,700,000
     10,500,000    SAN DIEGO COUNTY REGIONAL TRANSPORTATION                               3.53        09/14/2006         10,500,000
     11,000,000    SAN JOAQUIN TRANSPORTATION AUTHORITY                                   3.40        09/06/2006         11,000,000
     18,045,000    UNIVERSITY OF CALIFORNIA                                               3.57        09/07/2006         18,045,000
     28,500,000    UNIVERSITY OF CALIFORNIA                                               3.52        09/15/2006         28,500,000
     22,820,000    UNIVERSITY OF CALIFORNIA                                               3.52        10/18/2006         22,820,000

TOTAL COMMERCIAL PAPER (COST $246,140,000)                                                                              246,140,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,884,014,196)*                              99.60%                                                          $ 2,884,014,196

OTHER ASSETS AND LIABILITIES, NET                    0.40                                                                11,459,188
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $ 2,895,473,384
                                                   ======                                                           ===============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

     CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 0.12%
$    16,837,151    CAPITAL ONE AUTO FINANCE TRUST                                         5.12%       05/15/2007    $    16,837,151

TOTAL ASSET BACKED SECURITIES (COST $16,837,151)                                                                         16,837,151
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 5.02%
    235,000,000    BARCLAYS BANK PLC                                                      4.14        09/20/2006        235,000,000
    100,000,000    BNP PARIBAS LONDON                                                     4.92        11/07/2006        100,000,000
    133,500,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                         4.18        09/22/2006        133,500,000
     83,000,000    CREDIT SUISSE NEW YORK+/-                                              5.51        04/24/2007         82,991,520
    150,000,000    ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD                             4.41        10/04/2006        150,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $701,491,520)                                                                       701,491,520
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.29%
     40,000,000    PARAGON MORTGAGES PLC+/-++SS.                                          5.31        11/15/2038         40,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $40,000,000)                                                             40,000,000
                                                                                                                    ---------------

COMMERCIAL PAPER - 32.05%
     70,000,000    AMSTERDAM FUNDING CORPORATION++^                                       5.18        09/05/2006         69,959,711
    106,742,000    AMSTERDAM FUNDING CORPORATION++^                                       5.40        09/27/2006        106,325,706
    120,000,000    AQUINAS FUNDING LLC++^                                                 5.26        09/21/2006        119,649,333
     77,854,000    AQUINAS FUNDING LLC++^                                                 5.00        10/04/2006         77,497,169
     51,354,000    AQUINAS FUNDING LLC++^                                                 5.25        02/26/2007         50,020,936
     25,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                   5.22        09/08/2006         24,974,625
     64,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                   5.29        10/10/2006         63,633,227
    117,208,000    ATOMIUM FUNDING LLC++^                                                 5.28        10/25/2006        116,279,713
     83,960,000    BASF AG++^                                                             5.27        10/23/2006         83,320,878
     80,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.31        01/23/2007         80,000,000
     70,000,000    BUCKINGHAM CDO II LLC++^                                               5.28        09/22/2006         69,784,400
     87,805,000    BUCKINGHAM CDO III LLC++^                                              5.31        11/27/2006         86,679,303
     25,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                      5.39        09/11/2006         24,962,569
     43,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                      5.29        09/13/2006         42,924,177
     13,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                      5.31        10/17/2006         12,911,795
     45,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                       5.16        09/05/2006         44,974,200
     30,869,000    CEDAR SPRINGS CAPITAL COMPANY++^                                       5.19        09/06/2006         30,846,749
     72,884,000    CEDAR SPRINGS CAPITAL COMPANY++^                                       5.20        09/11/2006         72,778,723
     50,707,000    CEDAR SPRINGS CAPITAL COMPANY++^                                       5.40        10/11/2006         50,402,758
     30,000,000    CHEYNE FINANCE LLC++^                                                  5.27        09/19/2006         29,920,950
     75,000,000    CHEYNE FINANCE LLC++^                                                  5.15        09/28/2006         74,710,312
     53,400,000    CIT GROUP INCORPORATED^                                                5.25        02/26/2007         52,013,825
    136,800,000    CONCORD MINUTEMEN CAPITAL COMPANY+/-                                   5.30        09/17/2007        136,799,918
     20,000,000    CRC FUNDING LLC++^                                                     5.27        09/26/2006         19,926,806
    202,167,000    CROWN POINT CAPITAL COMPANY++^                                         5.22        09/12/2006        201,844,544
     50,727,000    CULLINAN FINANCE CORPORATION++^                                        5.40        10/10/2006         50,430,247
     50,774,000    CULLINAN FINANCE CORPORATION++^                                        5.29        10/12/2006         50,468,101
     49,000,000    DEER VALLEY FUNDING LLC++^                                             5.28        09/15/2006         48,899,387
    184,000,000    DEER VALLEY FUNDING LLC++^                                             5.28        10/24/2006        182,569,707
     60,575,000    DEER VALLEY FUNDING LLC++^                                             5.30        10/25/2006         60,093,429
    126,120,000    DEER VALLEY FUNDING LLC++^                                             5.30        11/17/2006        124,686,012
     50,000,000    EUREKA SECURITIZATION++^                                               5.36        09/07/2006         49,955,333

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$    16,300,000    FORD CREDIT AUTO RECEIVABLES OWNER TRUST II^                           5.27%       09/21/2006    $    16,252,277
    110,885,000    FORD CREDIT AUTO RECEIVABLES OWNER TRUST II^                           5.40        10/25/2006        109,986,832
     50,512,000    GEMINI SECURITIZATION LLC++^                                           5.27        10/23/2006         50,127,491
     75,000,000    GEMINI SECURITIZATION LLC++^                                           5.28        11/21/2006         74,109,000
     50,000,000    GEORGE STREET FINANCE LLC++^                                           5.27        09/15/2006         49,897,528
     70,000,000    GOVCO INCORPORATED++^                                                  5.18        09/07/2006         69,939,567
    360,000,000    GRAMPIAN FUNDING LLC++^                                                4.98        09/29/2006        358,605,600
     15,000,000    K2 USA LLC++^                                                          5.38        11/03/2006         14,858,775
     60,000,000    KESTREL FUNDING US LLC++^                                              5.38        09/25/2006         59,784,800
     40,000,000    KESTREL FUNDING US LLC++^                                              5.27        09/27/2006         39,847,756
     40,000,000    KESTREL FUNDING US LLC++^                                              5.40        11/06/2006         39,604,000
    100,444,000    KLIO III FUNDING CORPORATION++^                                        5.28        09/22/2006        100,134,925
     23,000,000    LEGACY CAPITAL LLC++^                                                  5.29        10/10/2006         22,868,191
    127,611,000    LEGACY CAPITAL LLC++^                                                  5.28        11/17/2006        126,169,846
     87,238,000    LEXINGTON PARKER CAPITAL++^                                            5.37        09/07/2006         87,159,922
    100,000,000    LEXINGTON PARKER CAPITAL++^                                            5.27        10/06/2006         99,487,639
    100,662,000    LEXINGTON PARKER CAPITAL++^                                            5.28        10/16/2006         99,997,631
     30,000,000    LIQUID FUNDING LIMITED+/-++                                            5.34        09/21/2006         30,000,000
     50,000,000    LIQUID FUNDING LIMITED++^                                              5.28        09/25/2006         49,824,000
     36,500,000    LIQUID FUNDING LIMITED+/-++                                            5.32        09/25/2006         36,500,000
     39,000,000    LIQUID FUNDING LIMITED++^                                              5.31        11/17/2006         38,557,058
    102,696,000    MANE FUNDING CORPORATION++^                                            5.27        11/15/2006        101,568,484
     70,000,000    NEWPORT FUNDING CORPORATION++^                                         5.40        10/26/2006         69,422,500
      6,214,000    NIEUW AMSTERDAM RECOVERY++^                                            5.40        09/25/2006          6,191,630
     19,189,000    NORTH SEA FUNDING LLC++^                                               5.40        10/10/2006         19,076,744
     28,476,000    NORTH SEA FUNDING LLC++^                                               5.40        10/30/2006         28,223,987
     25,000,000    PICAROS FUNDING LLC++^                                                 5.28        09/08/2006         24,974,333
     69,000,000    PICAROS FUNDING LLC++^                                                 5.25        09/13/2006         68,879,250
    125,000,000    SEDNA FINANCE INCORPORATED++^                                          5.38        11/03/2006        123,823,119
     66,536,000    THUNDER BAY FUNDING LLC++^                                             5.27        09/20/2006         66,350,938
     25,000,000    VERSAILLES CDS LLC++^                                                  5.27        10/27/2006         24,795,056
     40,000,000    VERSAILLES CDS LLC++^                                                  5.28        11/08/2006         39,601,067
     16,767,000    WHITE PINE FINANCE LLC++^                                              5.40        10/10/2006         16,668,913

TOTAL COMMERCIAL PAPER (COST $4,473,533,402)                                                                          4,473,533,402
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 0.69%
     96,648,000    SMM TRUST 2006-M+/-++                                                  5.47        02/02/2007         96,648,000

TOTAL CORPORATE BONDS & NOTES (COST $96,648,000)                                                                         96,648,000
                                                                                                                    ---------------

EXTENDABLE BONDS - 15.14%
     70,000,000    3M COMPANY++                                                           5.65        12/12/2006         70,162,538
     60,000,000    AMERICAN GENERAL FINANCE+/-++                                          5.36        09/14/2007         60,000,000
     70,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                                 5.32        09/14/2007         70,000,000
    148,000,000    DNB NOR BANK ASA+/-++                                                  5.31        09/25/2007        148,000,000
    110,000,000    FLORIDA HURRICANE CATASTROPHE+/-                                       5.34        09/14/2007        110,000,000
    215,000,000    GENERAL ELECTRIC CAPITAL CORPORATION                                   5.49        07/09/2007        215,007,403
    300,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                           5.48        08/09/2007        300,000,000
    117,500,000    INTESA BANK IRELAND PLC+/-++                                           5.32        09/25/2007        117,500,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
EXTENDABLE BONDS (CONTINUED)
$   103,000,000    IRISH LIFE & PERMANENT                                                 5.33%       09/21/2007    $   103,000,114
     22,000,000    ISLANDS BANK+/-++                                                      5.40        04/22/2007         21,999,177
     66,000,000    KAUPTHING BANK SERIES MTN+/-++                                         5.39        03/20/2007         66,000,000
     70,000,000    MERCK & COMPANY INCORPORATED+/-++                                      4.52        02/22/2007         69,828,145
     67,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.58        07/11/2007         67,000,000
    134,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                                5.31        09/24/2007        134,000,000
     80,000,000    MORGAN STANLEY+/-                                                      5.38        08/31/2007         80,000,000
     80,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                       5.44        07/06/2007         80,000,000
     13,000,000    NORDEA BANK AB+/-++                                                    5.35        08/09/2007         13,000,000
    134,000,000    NORDEA BANK AB+/-++                                                    5.34        09/11/2007        134,000,000
    100,000,000    NORTHERN ROCK PLC+/-++                                                 5.35        07/09/2007        100,000,000
    130,000,000    NORTHERN ROCK PLC+/-++                                                 5.43        08/03/2007        130,000,000
     24,000,000    PREMIUM ASSET TRUST+/-++                                               5.37        08/15/2007         24,000,000

TOTAL EXTENDABLE BONDS (COST $2,113,497,377)                                                                          2,113,497,377
                                                                                                                    ---------------

MEDIUM TERM NOTES - 10.15%
     27,000,000    AMERICAN HONDA FINANCE+/-++                                            5.36        05/11/2007         26,998,131
     55,000,000    ASIF GLOBAL FINANCING+/-++                                             5.51        05/03/2007         55,022,749
    160,000,000    BANK OF AMERICA SECURITIES+/-SS.                                       5.38        09/09/2099        160,000,000
    113,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-SS.                              5.43        09/09/2099        113,000,000
     35,000,000    CHEYNE FINANCE LLC+/-++                                                5.36        05/21/2007         34,995,672
     36,500,000    CHEYNE FINANCE LLC+/-++                                                5.36        05/24/2007         36,494,785
     45,000,000    CHEYNE FINANCE LLC+/-++                                                5.47        07/16/2007         44,990,372
     71,000,000    CULLINAN FINANCE CORPORATION+/-++                                      5.35        05/21/2007         70,994,931
      9,990,000    FIORE CAPITAL LLC+/-SS.                                                5.33        08/01/2045          9,990,000
     95,000,000    HARRIER FINANCE FUNDING LLC+/-++                                       5.36        05/15/2007         94,989,692
     16,700,000    JOHN HANCOCK GLOBAL FUNDING+/-++                                       5.48        02/24/2007         16,708,279
     44,000,000    LEHMAN BROTHERS HOLDINGS+/-                                            5.39        07/19/2007         44,036,331
     19,000,000    LIBERTY LIGHT US CAPITAL+/-++                                          5.48        03/15/2007         19,015,896
     45,000,000    LIBERTY LIGHT US CAPITAL+/-++                                          5.47        07/10/2007         44,992,444
     84,000,000    LIQUID FUNDING LIMITED+/-++                                            5.31        09/29/2006         84,000,000
    100,000,000    LIQUID FUNDING LIMITED+/-++                                            5.34        01/16/2007        100,000,000
     29,000,000    MERRILL LYNCH & COMPANY+/-                                             5.55        02/28/2007         29,023,128
    100,000,000    ROYAL BANK OF CANADA+/-                                                5.40        09/10/2007        100,000,000
     75,000,000    SEDNA FINANCE INCORPORATED++                                           5.00        02/12/2007         75,000,000
     42,000,000    SEDNA FINANCE INCORPORATED+/-++                                        5.35        05/21/2007         41,996,621
     36,000,000    SEDNA FINANCE INCORPORATED+/-++                                        5.36        05/30/2007         35,997,202
     40,000,000    SEDNA FINANCE INCORPORATED+/-++                                        5.30        06/18/2007         39,996,631
     68,000,000    TANGO FINANCE CORPORATION+/-++                                         5.36        05/24/2007         67,995,063
     40,000,000    USAA CAPITAL CORPORATION++                                             5.59        12/20/2006         40,091,657
     30,000,000    WHISTLEJACKET CAPITAL LIMITED++                                        5.00        02/07/2007         30,000,000

TOTAL MEDIUM TERM NOTES (COST $1,416,329,584)                                                                         1,416,329,584
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 0.21%
      1,045,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96A+/-SS.                      5.33        12/15/2026          1,045,000
        660,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-SS.                      5.33        12/15/2026            660,000
      1,010,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-SS.                      5.33        12/15/2026          1,010,000
      1,170,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-SS.                      5.33        12/15/2026          1,170,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)
$       545,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-SS.                      5.48%       12/15/2026    $       545,000
      1,380,000    KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-SS.                      5.33        12/15/2026          1,380,000
     23,420,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO - STATES,               5.34        11/01/2028         23,420,000
                   TERRITORIES LOC)+/-SS.

TOTAL MUNICIPAL BONDS & NOTES (COST $29,230,000)                                                                         29,230,000
                                                                                                                    ---------------

PROMISSORY NOTES - 3.77%
    346,200,000    CITIGROUP GLOBAL+/-SS.                                                 5.38        09/09/2099        346,200,000
    180,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-++                                  5.54        01/26/2007        180,000,000

TOTAL PROMISSORY NOTES (COST $526,200,000)                                                                              526,200,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 17.09%
    589,721,199    BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $589,807,691)                                          5.28        09/01/2006        589,721,199
    537,393,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $537,471,818)                                          5.28        09/01/2006        537,393,000
    174,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $174,025,665)                                          5.31        09/01/2006        174,000,000
    502,336,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $502,409,815)                                          5.29        09/01/2006        502,336,000
    176,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES
                   (MATURITY VALUE $176,025,911)                                          5.30        09/01/2006        176,000,000
     97,000,000    JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $97,014,254)                                           5.29        09/01/2006         97,000,000
    309,000,000    JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $309,045,492)                                          5.30        09/01/2006        309,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,385,450,199)                                                                     2,385,450,199
                                                                                                                    ---------------

TIME DEPOSITS - 15.32%
    323,000,000    DEUTSCHE BANK CAYMAN                                                   5.26        09/07/2006        323,000,000
    131,000,000    DEXIA BANK GRAND CAYMAN                                                5.27        09/05/2006        131,000,000
    249,000,000    DEXIA BANK GRAND CAYMAN                                                5.27        09/06/2006        249,000,000
    323,000,000    KBC BANK NV BRUSSELS                                                   5.30        09/01/2006        323,000,000
    350,000,000    NATEXIS BANQUES POPULAIR                                               5.26        09/05/2006        350,000,000
    350,000,000    RABOBANK LONDON                                                        5.26        09/01/2006        350,000,000
    129,000,000    SOCIETE GENERALE CANADA                                                5.27        09/07/2006        129,000,000
    196,000,000    SOCIETE GENERALE CAYMAN                                                5.27        09/05/2006        196,000,000
     88,000,000    UBS AG CAYMAN ISLANDS                                                  5.28        09/01/2006         88,000,000

TOTAL TIME DEPOSITS (COST $2,139,000,000)                                                                             2,139,000,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $13,938,217,233)*                             99.85%                                                          $13,938,217,233

OTHER ASSETS AND LIABILITIES, NET                    0.15                                                                20,662,330
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $13,958,879,563
                                                   ======                                                           ===============

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 8.61%

FEDERAL HOME LOAN BANK - 1.18%
$    80,446,000    FHLB^                                                                  5.22%       11/01/2006    $    79,735,137
     95,250,000    FHLB^                                                                  5.22        11/03/2006         94,380,725

                                                                                                                        174,115,862
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.79%
    121,853,000    FHLMC^                                                                 4.82        09/19/2006        121,559,332
    100,000,000    FHLMC^                                                                 4.89        10/03/2006         99,565,333
    100,000,000    FHLMC^                                                                 4.93        10/10/2006         99,465,917
     50,000,000    FHLMC^                                                                 5.01        10/10/2006         49,728,625
     50,000,000    FHLMC^                                                                 5.00        11/07/2006         49,534,629
     97,416,000    FHLMC^                                                                 5.22        11/07/2006         96,469,604
    120,000,000    FHLMC^                                                                 5.04        11/21/2006        118,639,200
     50,000,000    FHLMC^                                                                 5.11        12/05/2006         49,325,764
     23,800,000    FHLMC^                                                                 5.16        02/13/2007         23,237,130

                                                                                                                        707,525,534
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.64%
     54,738,000    FNMA^                                                                  4.87        09/20/2006         54,597,308
     37,415,000    FNMA^                                                                  5.29        10/02/2006         37,244,564
     29,541,000    FNMA^                                                                  5.29        10/02/2006         29,406,433
    162,500,000    FNMA^                                                                  5.37        10/10/2006        161,554,656
    109,083,000    FNMA^                                                                  5.23        11/01/2006        108,116,313

                                                                                                                        390,919,274
                                                                                                                    ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,272,560,670)                                                                   1,272,560,670
                                                                                                                    ---------------
AGENCY NOTES - INTEREST BEARING - 20.94%

FEDERAL FARM CREDIT BANK - 3.74%
     15,000,000    FFCB+/-                                                                5.21        03/20/2007         14,999,510
     41,500,000    FFCB+/-                                                                5.18        03/22/2007         41,490,657
     61,250,000    FFCB+/-                                                                5.27        05/15/2007         61,258,990
    100,000,000    FFCB+/-                                                                5.31        06/01/2007         99,977,971
     50,000,000    FFCB+/-                                                                5.27        07/27/2007         50,011,611
     50,000,000    FFCB+/-                                                                5.17        11/13/2007         49,970,744
     75,000,000    FFCB+/-SS.                                                             5.23        01/24/2008         74,969,623
    160,000,000    FFCB+/-SS.                                                             4.98        06/16/2008        159,914,967

                                                                                                                        552,594,073
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK - 7.36%
    135,025,000    FHLB                                                                   2.88        09/15/2006        134,919,356
     25,500,000    FHLB                                                                   2.70        09/29/2006         25,465,063
    114,870,000    FHLB                                                                   2.63        10/16/2006        114,521,730
    162,000,000    FHLB+/-                                                                5.19        12/13/2006        161,981,964
     30,000,000    FHLB                                                                   3.75        01/16/2007         29,888,282
     54,320,000    FHLB                                                                   5.38        02/15/2007         54,307,187
    200,000,000    FHLB+/-                                                                5.13        06/08/2007        199,941,027
     16,000,000    FHLB+/-                                                                5.35        07/06/2007         15,997,398
    200,000,000    FHLB+/-SS.                                                             5.35        01/10/2008        199,869,004
    150,000,000    FHLB+/-SS.                                                             5.37        01/17/2008        149,917,897

                                                                                                                      1,086,808,908
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

     GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.57%
$    47,542,000    FHLMC                                                                  3.75%       11/15/2006    $    47,370,691
     22,990,000    FHLMC                                                                  2.88        12/15/2006         22,860,532
    110,000,000    FHLMC+/-                                                               5.30        06/22/2007        109,969,771
     50,000,000    FHLMC+/-                                                               5.25        09/17/2007         49,969,679
    150,000,000    FHLMC+/-                                                               5.18        09/27/2007        149,919,024

                                                                                                                        380,089,697
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.27%
    110,000,000    FNMA+/-                                                                5.29        09/07/2006        109,999,885
    125,000,000    FNMA                                                                   2.81        09/28/2006        124,783,952
     46,937,000    FNMA                                                                   3.05        10/13/2006         46,841,651
     59,142,000    FNMA                                                                   4.00        10/16/2006         59,076,944
     47,440,000    FNMA                                                                   4.06        10/27/2006         47,355,513
    118,569,000    FNMA                                                                   2.63        11/15/2006        117,994,450
     23,700,000    FNMA                                                                   3.00        11/22/2006         23,603,695
     75,000,000    FNMA                                                                   3.00        12/15/2006         74,510,273
     39,000,000    FNMA                                                                   3.38        12/15/2006         38,834,888
     19,000,000    FNMA+/-                                                                5.31        12/22/2006         18,997,716
    127,720,000    FNMA                                                                   3.55        01/12/2007        126,865,952
    150,000,000    FNMA+/-                                                                5.28        06/21/2007        149,947,405
    135,000,000    FNMA+/-SS.                                                             5.33        12/28/2007        134,896,564

                                                                                                                      1,073,708,888
                                                                                                                    ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,093,201,566)                                                           3,093,201,566
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 70.57%
  3,400,000,000    BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $3,400,498,667)                                        5.28        09/01/2006      3,400,000,000
  2,702,199,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $2,702,595,323)                                        5.28        09/01/2006      2,702,199,000
    500,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $500,073,333)                                          5.28        09/01/2006        500,000,000
    800,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $800,117,556)                                          5.29        09/01/2006        800,000,000
  1,250,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES
                   (MATURITY VALUE $1,251,095,833)                                        5.26        09/06/2006      1,250,000,000
    850,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES
                   (MATURITY VALUE $850,124,667)                                          5.28        09/01/2006        850,000,000
    500,000,000    HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $500,073,472)                                          5.29        09/01/2006        500,000,000
    425,000,000    UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $425,062,097)                                          5.26        09/01/2006        425,000,000

TOTAL REPURCHASE AGREEMENTS (COST $10,427,199,000)                                                                   10,427,199,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $14,792,961,236)*                             100.12%                                                         $14,792,961,236

OTHER ASSETS AND LIABILITIES, NET                    (0.12)                                                             (17,656,940)
                                                    ------                                                          ---------------

TOTAL NET ASSETS                                    100.00%                                                         $14,775,304,296
                                                    ======                                                          ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL         SECURITY NAME                                                             RATE       MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 0.16%
$       935,397   CAPITAL ONE AUTO FINANCE TRUST                                            5.12%        05/15/2007    $    935,397

TOTAL ASSET BACKED SECURITIES (COST $935,397)                                                                               935,397
                                                                                                                       ------------
CERTIFICATES OF DEPOSIT - 4.92%
      7,000,000   BARCLAYS BANK PLC                                                         4.14         09/20/2006       7,000,000
      4,500,000   BNP PARIBAS LONDON                                                        4.92         11/07/2006       4,500,000
      3,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                            4.18         09/22/2006       3,000,000
     15,000,000   ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD                                4.41         10/04/2006      15,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $29,500,000)                                                                         29,500,000
                                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.33%
      2,000,000   PARAGON MORTGAGES PLC+/-++SS.                                             5.31         11/15/2038       2,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,000,000)                                                               2,000,000
                                                                                                                       ------------
COMMERCIAL PAPER - 37.54%
     13,000,000   AMSTERDAM FUNDING CORPORATION++^                                          5.18         09/05/2006      12,992,518
     10,000,000   AMSTERDAM FUNDING CORPORATION++^                                          5.40         09/27/2006       9,961,000
     15,000,000   APRECO LLC++^                                                             5.27         10/25/2006      14,881,425
     15,000,000   AQUIFER FUNDING LLC++^                                                    5.34         09/07/2006      14,986,650
      5,000,000   ATLAS CAPITAL FUNDING CORPORATION++^                                      5.29         10/10/2006       4,971,346
     10,000,000   ATOMIUM FUNDING LLC++^                                                    5.28         10/25/2006       9,920,800
     10,000,000   BASF AG++^                                                                5.27         10/23/2006       9,923,878
      5,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.31         01/23/2007       5,000,000
     10,000,000   BRYANT PARK FUNDING LLC++^                                                5.28         10/19/2006       9,929,667
      3,000,000   BUCKINGHAM CDO III LLC++^                                                 5.31         11/27/2006       2,961,539
     10,000,000   CAIRN HIGH GRADE FUNDING I LLC++^                                         5.31         10/17/2006       9,932,150
     15,000,000   CRC FUNDING LLC++^                                                        5.27         09/26/2006      14,945,104
     18,000,000   DEER VALLEY FUNDING LLC++^                                                5.28         10/24/2006      17,860,080
      5,000,000   GALAXY FUNDING INCORPORATED++^                                            5.38         11/01/2006       4,954,419
      5,000,000   GEMINI SECURITIZATION LLC++^                                              5.28         11/20/2006       4,941,333
      3,000,000   KESTREL FUNDING US LLC++^                                                 5.38         09/25/2006       2,989,240
     10,000,000   MANE FUNDING CORPORATION++^                                               5.27         11/15/2006       9,890,208
     19,132,000   MONT BLANC CAPITAL CORPORATION++^                                         5.18         09/07/2006      19,115,483
      5,000,000   NEWPORT FUNDING CORPORATION++^                                            5.28         11/21/2006       4,940,600
     15,000,000   THUNDER BAY FUNDING LLC++^                                                5.27         09/20/2006      14,958,279
     15,000,000   TIERRA ALTA FUNDING++^                                                    5.28         09/19/2006      14,960,400
     10,000,000   VERSAILLES CDS LLC++^                                                     5.27         09/28/2006       9,960,475

TOTAL COMMERCIAL PAPER (COST $224,976,594)                                                                              224,976,594
                                                                                                                       ------------
CORPORATE BONDS & NOTES - 2.33%
      4,365,000   CEI CAPITAL LLC+/-SS.                                                     5.33         03/01/2033       4,365,000
      4,620,000   CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-SS.                           5.33         09/01/2042       4,620,000
      5,000,000   LP PINEWOOD SPV+/-SS.                                                     5.33         02/01/2018       5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $13,985,000)                                                                         13,985,000
                                                                                                                       ------------
EXTENDABLE BONDS - 10.43%
      5,000,000   3M COMPANY++                                                              5.65         12/12/2006       5,011,610
      8,000,000   BANK OF IRELAND+/-++                                                      5.30         09/20/2007       8,000,000
      3,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.32         09/14/2007       3,000,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL         SECURITY NAME                                                             RATE       MATURITY DATE       VALUE
EXTENDABLE BONDS (CONTINUED)
$     7,500,000   DNB NORSKE BANK ASA+/-++                                                  5.31%        09/25/2007    $  7,500,000
      5,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                          5.34         09/14/2007       5,000,000
      8,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   5.49         07/09/2007       8,010,172
      5,000,000   INTESA BANK IRELAND PLC+/-++                                              5.32         09/25/2007       5,000,000
      4,000,000   IRISH LIFE & PERMANENT+/-++                                               5.33         09/21/2007       4,000,000
      5,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.31         09/24/2007       5,000,000
      5,000,000   MORGAN STANLEY+/-                                                         5.38         08/31/2007       5,000,000
      2,000,000   NORDEA BANK AB+/-++                                                       5.35         08/09/2007       2,000,000
      5,000,000   NORDEA BANK AB+/-++                                                       5.34         09/11/2007       5,000,000

TOTAL EXTENDABLE BONDS (COST $62,521,782)                                                                                62,521,782
                                                                                                                       ------------
MEDIUM TERM NOTES - 11.40%
     15,000,000   AMERICAN HONDA FINANCE+/-++                                               5.44         02/06/2007      15,000,000
      3,000,000   ASIF GLOBAL FINANCING+/-++                                                5.51         05/03/2007       3,001,241
      6,600,000   BANK OF AMERICA SECURITIES+/-SS.                                          5.38         09/09/2099       6,600,000
      4,900,000   BEAR STEARNS COMPANIES INCORPORATED+/-SS.                                 5.43         09/09/2099       4,900,000
      2,000,000   CHEYNE FINANCE LLC+/-++                                                   5.36         05/21/2007       1,999,753
      2,000,000   CHEYNE FINANCE LLC+/-++                                                   5.36         05/24/2007       1,999,714
      3,000,000   CULLINAN FINANCE CORPORATION+/-++                                         5.35         05/21/2007       2,999,786
     10,000,000   HARRIER FINANCE FUNDING LLC+/-++                                          5.36         05/15/2007       9,998,915
      3,000,000   JACKSON NATIONAL LIFE FUNDING (INSURANCE CARRIERS)+/-++                   5.57         04/20/2007       3,001,676
      2,000,000   LEHMAN BROTHERS HOLDINGS+/-                                               5.39         07/19/2007       2,001,651
      2,000,000   SEDNA FINANCE INCORPORATED+/-++                                           5.36         05/30/2007       1,999,845
      2,000,000   SEDNA FINANCE INCORPORATED+/-++                                           5.30         06/18/2007       1,999,832
      4,000,000   TANGO FINANCE CORPORATION+/-++                                            5.36         05/24/2007       3,999,710
      8,765,000   USAA CAPITAL CORPORATION++                                                5.59         12/20/2006       8,785,084

TOTAL MEDIUM TERM NOTES (COST $68,287,207)                                                                               68,287,207
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES - 2.35%
      5,000,000   COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B                        5.38         11/01/2033
                  (HOUSING REVENUE)+/-SS.                                                                                 5,000,000
      3,940,000   COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C                        5.38         11/01/2036
                  (HOUSING REVENUE)+/-SS.                                                                                 3,940,000
      1,900,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC                      5.37         10/01/2021
                  SERIES A (IDR)+/-SS.                                                                                    1,900,000
      1,250,000   WAKE FOREST UNIVERSITY NC (OTHER REVENUE)+/-SS.                           5.38         09/01/2013       1,250,000
      2,000,000   WAUKESHA HEALTH SYSTEM INCORPORATED (HEALTHCARE
                  FACILITIES REVENUE)+/-SS.                                                 5.32         08/15/2026       2,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $14,090,000)                                                                         14,090,000
                                                                                                                       ------------
PROMISSORY NOTES - 2.37%
     14,200,000   CITIGROUP GLOBAL+/-SS.                                                    5.38         09/09/2099      14,200,000

TOTAL PROMISSORY NOTES (COST $14,200,000)                                                                                14,200,000
                                                                                                                       ------------
REPURCHASE AGREEMENTS - 13.27%
      6,000,000   BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES
                  (MATURITY VALUE $6,000,880)                                               5.28         09/01/2006       6,000,000
     27,498,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $27,502,033)                                              5.28         09/01/2006      27,498,000
     14,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES
                  (MATURITY VALUE $14,002,065)                                              5.31         09/01/2006      14,000,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          INTEREST
PRINCIPAL         SECURITY NAME                                                             RATE       MATURITY DATE       VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$    17,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MATURITY VALUE $17,002,498)                                              5.29%        09/01/2006    $ 17,000,000
     15,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES
                  (MATURITY VALUE $15,002,208)                                              5.30         09/01/2006      15,000,000

TOTAL REPURCHASE AGREEMENTS (COST $79,498,000)                                                                           79,498,000
                                                                                                                       ------------
TIME DEPOSITS - 14.69%
     14,000,000   DEUTSCHE BANK CAYMAN                                                      5.26         09/07/2006      14,000,000
      6,000,000   DEXIA BANK GRAND CAYMAN                                                   5.27         09/05/2006       6,000,000
     10,000,000   DEXIA BANK GRAND CAYMAN                                                   5.27         09/06/2006      10,000,000
     14,000,000   KBC BANK NV BRUSSELS                                                      5.30         09/01/2006      14,000,000
     15,000,000   NATEXIS BANQUES POPULAIR                                                  5.26         09/05/2006      15,000,000
     15,000,000   RABOBANK LONDON                                                           5.26         09/01/2006      15,000,000
      6,000,000   SOCIETE GENERALE CANADA                                                   5.27         09/07/2006       6,000,000
      8,000,000   SOCIETE GENERALE CAYMAN                                                   5.27         09/05/2006       8,000,000

TOTAL TIME DEPOSITS (COST $88,000,000)                                                                                   88,000,000
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $597,993,980)*                                  99.79%                                                           $597,993,980

OTHER ASSETS AND LIABILITIES, NET                      0.21                                                               1,237,323
                                                     ------                                                            ------------

TOTAL NET ASSETS                                     100.00%                                                           $599,231,303
                                                     ======                                                            ============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 89.04%

ALABAMA - 3.97%
$     7,980,000    BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE,
                   AMBAC INSURED)SS.+/-                                                   3.45%       06/01/2025    $     7,980,000
     51,650,000    COLUMBIA AL IDA SERIES A (IDR)SS.+/-                                   3.57        06/01/2022         51,650,000
     14,315,000    COLUMBIA AL IDA SERIES B (PCR)SS.+/-                                   3.57        05/01/2022         14,315,000
      8,700,000    EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)SS.+/-             3.57        06/01/2028          8,700,000
      5,050,000    HOMEWOOD AL EDUCATIONAL BUILDING AUTHORITY SAMFORD UNIVERSITY
                   (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)SS.+/-                    3.55        12/01/2021          5,050,000
     21,105,000    JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE LOC)
                   SS.+/-                                                                 3.42        02/01/2042         21,105,000
     17,535,000    MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES A
                   (HFFA REVENUE, BANK OF NOVA SCOTIA)SS.+/-                              3.41        02/01/2040         17,535,000
      8,900,000    MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY SPRING
                   HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE,
                   REGIONS BANK LOC)SS.+/-                                                3.44        09/01/2024          8,900,000
      5,595,000    MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES 435
                   (NURSING HOME REVENUE, MBIA INSURED)SS.+/-                             3.45        11/15/2029          5,595,000
      5,800,000    PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                   UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK LOC)SS.+/-      3.43        03/01/2025          5,800,000

                                                                                                                        146,630,000
                                                                                                                    ---------------

ALASKA - 0.47%
      7,495,000    ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057 (HOUSING
                   REVENUE, MBIA INSURED)SS.+/-                                           3.45        06/01/2026          7,495,000
     10,000,000    NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)
                   SS.+/-                                                                 3.44        06/30/2010         10,000,000

                                                                                                                         17,495,000
                                                                                                                    ---------------

ARIZONA - 4.42%
     39,130,000    ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES REVENUE,
                   FGIC INSURED)SS.+/-                                                    3.40        01/01/2035         39,130,000
     25,385,000    ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM FACULTY
                   SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED)SS.+/-              3.40        07/01/2036         25,385,000
     10,625,000    MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA INSURED)
                   SS.+/-                                                                 3.42        04/15/2030         10,625,000
      5,615,000    PIMA COUNTY AZ IDA (IDR, SOCIETE GENERALE LOC)SS.+/-                   3.45        06/01/2007          5,615,000
     42,745,000    SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)SS.+/-                                          3.41        10/01/2025         42,745,000
     35,000,000    SCOTTSDALE AZ HEALTHCARE SERIES B (IDR, FGIC INSURED)SS.+/-            3.40        09/01/2026         35,000,000
      4,575,000    SCOTTSDALE AZ IDA HOSPITAL HEALTHCARE SERIES C (HFFA REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                         3.40        09/01/2035          4,575,000

                                                                                                                        163,075,000
                                                                                                                    ---------------

CALIFORNIA - 5.35%
      5,775,000    AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                   SERIES A (HOUSING REVENUE LOC)SS.+/-                                   3.35        09/15/2033          5,775,000
      2,465,000    APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524 (PROPERTY TAX
                   REVENUE LOC)SS.+/-                                                     3.44        08/01/2012          2,465,000
        575,000    CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A (HFFA
                   REVENUE, WACHOVIA BANK NA LOC)SS.+/-                                   3.55        09/01/2025            575,000
     15,680,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3 (POWER REVENUE
                   LOC)SS.+/-                                                             3.50        05/01/2022         15,680,000
      1,265,000    CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE, DEXIA
                   CREDIT LOCAL DE FRANCE LOC)SS.+/-                                      3.30        05/01/2022          1,265,000
     18,965,000    CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, MBIA
                   INSURED)SS.+/-                                                         3.44        07/01/2014         18,965,000
      1,040,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-10 (SALES TAX REVENUE
                   LOC)SS.+/-                                                             3.32        07/01/2023          1,040,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$    15,155,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C9 (SALES TAX REVENUE,
                   BANK OF NOVA SCOTIA)SS.+/-                                             3.50%       07/01/2023    $    15,155,000
        100,000    CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                          3.41        12/01/2019            100,000
      3,000,000    CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE, MBIA
                   INSURED)SS.+/-                                                         3.44        11/01/2013          3,000,000
     24,085,000    GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION (OTHER REVENUE,
                   FGIC INSURED)SS.+/-                                                    3.44        06/01/2038         24,085,000
        930,000    GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY (PROPERTY TAX
                   REVENUE, FGIC INSURED)SS.+/-                                           3.44        09/01/2024            930,000
     10,845,000    LOS ANGELES CA COMMUNITY RDA (LEASE REVENUE, AMBAC INSURED)SS.+/-      3.44        09/01/2030         10,845,000
     16,145,000    LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E
                   (LEASE REVENUE, AMBAC INSURED)SS.+/-                                   3.37        08/15/2021         16,145,000
      9,250,000    LOS ANGELES CA DEPARTMENT WATER & POWER CLASS A (WATER REVENUE,
                   AMBAC INSURED)SS.+/-                                                   3.45        07/01/2035          9,250,000
      2,765,000    LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                   LOC)SS.+/-                                                             3.44        01/01/2009          2,765,000
      5,730,000    PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)SS.+/-    3.43        08/01/2020          5,730,000
      7,050,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                   CLASS A (SEWER REVENUE, AMBAC INSURED)SS.+/-                           3.45        12/01/2035          7,050,000
     11,350,000    SAN BERNARDINO CA CITY USD (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)SS.+/-                                                        3.44        08/01/2026         11,350,000
      5,840,000    SAN DIEGO CA (WATER REVENUE, FGIC INSURED)SS.+/-                       3.44        08/01/2024          5,840,000
     16,405,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                          3.46        02/15/2026         16,405,000
     11,730,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                          3.46        02/15/2026         11,730,000
      1,480,000    SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   MBIA INSURED)SS.+/-                                                    3.44        08/01/2025          1,480,000
      4,400,000    VERNON CA NATURAL GAS FINANCING VERNON GAS PROJECT SERIES B (OTHER
                   REVENUE, MBIA INSURED)SS.+/-                                           3.27        08/01/2021          4,400,000
      5,370,000    WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC REVENUE,
                   AMBAC INSURED)SS.+/-                                                   3.44        01/01/2021          5,370,000

                                                                                                                        197,395,000
                                                                                                                    ---------------

COLORADO - 1.05%
      1,700,000    ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)SS.+/-        3.75        11/01/2020          1,700,000
      2,385,000    COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES A8
                   (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                          3.60        09/01/2035          2,385,000
      7,560,000    CORNERSTONE CO METROPOLITAN DISTRICT #1 (GO - POLITICAL
                   SUBDIVISION, BANK OF AMERICA NA LOC)SS.+/-                             3.44        12/01/2036          7,560,000
     15,125,000    FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                   (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-        3.47        01/01/2025         15,125,000
      5,270,000    JEFFERSON COUNTY CO SCHOOL DISTRICT #R-001 SERIES 665 (PROPERTY TAX
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                3.45        12/15/2012          5,270,000
      3,240,000    MESA COUNTY CO VALLEY SCHOOL DISTRICT #051 GRAND JUNCTION SERIES
                   684 (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                         3.45        12/01/2012          3,240,000
      3,560,000    SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT (PROPERTY TAX
                   REVENUE, US BANK NA LOC)SS.+/-                                         3.46        11/15/2034          3,560,000

                                                                                                                         38,840,000
                                                                                                                    ---------------

DELAWARE - 0.42%
     15,600,000    KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                               3.41        07/01/2036         15,600,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE         VALUE
FLORIDA - 2.23%
$    39,510,000    ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK HAMMOCK
                   UNIVERSITY OF FLORIDA PROJECT SERIES A (HEALTHCARE FACILITIES
                   REVENUE, BNP PARIBAS LOC)SS.+/-                                        3.57%       10/01/2032    $    39,510,000
      3,145,000    BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES 657
                   (TAX INCREMENTAL REVENUE, MBIA INSURED)SS.+/-                          3.45        10/01/2012          3,145,000
      2,635,000    BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE REVENUE,
                   FGIC INSURED)SS.+/-                                                    3.45        07/01/2012          2,635,000
      9,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20010906 CLASS A (FLORIDA STATE
                   BOARD OF EDUCATION LOTTERY SERIES B) (OTHER REVENUE, FGIC INSURED)
                   SS.+/-                                                                 3.46        07/01/2019          9,000,000
      4,400,000    FLORIDA HFA (MFHR, FHLMC INSURED)SS.+/-                                3.40        12/01/2013          4,400,000
        565,000    FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                   (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)SS.+/-               3.56        12/01/2014            565,000
      3,540,000    FORT LAUDERDALE FL PINE CREST PREP SCHOOL PROJECT (PRIVATE SCHOOL
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                3.41        06/01/2032          3,540,000
      3,700,000    JACKSONVILLE FL BAPTIST MEDICAL CENTER PROJECT (HEALTHCARE
                   FACILITIES REVENUE, WACHOVIA BANK LOC)SS.+/-                           3.55        08/15/2021          3,700,000
        100,000    JACKSONVILLE FL SAMUEL C. TAYLOR FOUNDATION PROJECT (HEALTHCARE
                   FACILITIES REVENUE, BANK OF AMERICA NA LOC)SS.+/-                      3.46        12/01/2023            100,000
      3,415,000    JACKSONVILLE FL CHARITY OB GROUP C (HOSPITAL REVENUE, MBIA INSURED)
                   SS.+/-                                                                 3.55        08/15/2019          3,415,000
      1,460,000    ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR, BANK
                   OF AMERICA NA LOC)SS.+/-                                               3.43        05/01/2027          1,460,000
      1,200,000    ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO PROJECT
                   (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)SS.+/-                 3.41        01/01/2028          1,200,000
      1,865,000    ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES 560 (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                          3.45        08/01/2012          1,865,000
      5,500,000    PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                   (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION LOC)
                   SS.+/-                                                                 3.43        05/01/2031          5,500,000
      2,200,000    SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC INSURED)
                   SS.+/-                                                                 3.45        10/01/2010          2,200,000

                                                                                                                         82,235,000
                                                                                                                    ---------------

GEORGIA - 2.54%
      1,190,000    COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES SERIES
                   580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)SS.+/-                 3.45        07/15/2012          1,190,000
      4,270,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20001003 CLASS A (ATLANTA GA
                   AIRPORT SERIES A) (AIRPORT REVENUE, FGIC INSURED)SS.+/-                3.46        01/01/2030          4,270,000
     26,400,000    FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE, WACHOVIA
                   BANK LOC)SS.+/-                                                        3.41        10/01/2018         26,400,000
      4,595,000    FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE, WACHOVIA
                   BANK LOC)SS.+/-                                                        3.55        10/01/2033          4,595,000
      2,000,000    FULTON COUNTY GA RESIDENTIAL CARE FACILITIES (HEALTHCARE FACILITIES
                   REVENUE)SS.+/-I                                                        3.62        01/01/2018          2,000,000
      5,235,000    FULTON DE KALB GA ROCS RR II R 2074 (HEALTHCARE FACILITIES REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                         3.45        01/01/2020          5,235,000
     13,440,000    GEORGIA LOCAL GOVERNMENT COP SERIES K (GO - POLITICAL SUBDIVISION)
                   SS.+/-                                                                 3.51        12/01/2022         13,440,000
      5,500,000    GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER UNIVERSITY
                   PROJECT SERIES A (OTHER REVENUE)SS.+/-                                 3.47        10/01/2036          5,500,000
      2,800,000    GEORGIA STATE SERIES 1034 (OTHER REVENUE, MORGAN STANLEY DEAN
                   WITTER LOC)SS.+/-                                                      3.45        05/01/2020          2,800,000
     19,200,000    GWINNETT COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE)              4.50        12/29/2006         19,256,000
      9,285,000    ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)SS.+/-     3.41        01/01/2034          9,285,000

                                                                                                                         93,971,000
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE         VALUE
HAWAII - 0.39%
$     8,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20011101 CLASS A (HAWAII STATE
                   HIGHWAY) (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)SS.+/-            3.46%       07/01/2016    $     8,000,000
      6,485,000    HAWAII STATE ROCS RR II R 6058 (GO - STATES, TERRITORIES, MBIA
                   INSURED)SS.+/-                                                         3.45        10/01/2021          6,485,000

                                                                                                                         14,485,000
                                                                                                                    ---------------
ILLINOIS - 10.73%
      5,000,000    CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX REVENUE)
                   SS.+/-                                                                 3.51        06/01/2021          5,000,000
     10,925,000    CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA
                   INSURED)SS.+/-                                                         3.45        01/01/2026         10,925,000
      5,375,000    CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
                   GOVERNMENTS, AMBAC INSURED)SS.+/-                                      3.45        01/01/2024          5,375,000
     35,725,000    CHICAGO IL SERIES B1 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                   LOC)SS.+/-                                                             3.43        01/01/2034         35,725,000
     20,600,000    CHICAGO IL SERIES D (OTHER REVENUE, FIRST SECURITY BANK LOC)SS.+/-     3.41        01/01/2040         20,600,000
      5,700,000    CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)SS.+/-       3.44        01/01/2027          5,700,000
      3,747,000    COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX REVENUE,
                   FGIC INSURED)SS.+/-                                                    3.45        11/15/2028          3,747,000
      5,124,685    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021301 CLASS A (ILLINOIS
                   STATE) (GO - STATES, TERRITORIES, FGIC INSURED)SS.+/-                  3.46        02/01/2019          5,124,685
     18,025,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021303 CLASS A (COOK
                   COUNTY IL SERIES C) (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-        3.46        11/15/2025         18,025,000
      3,999,755    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20021304 CLASS A (GO - STATES,
                   TERRITORIES, FGIC INSURED)SS.+/-                                       3.46        02/01/2027          3,999,755
     36,300,000    HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE, NORTHERN
                   TRUST CORPORATION LOC)SS.+/-                                           3.43        01/01/2010         36,300,000
      3,800,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY BRADLEY UNIVERSITY PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)SS.+/-                     3.40        08/01/2032          3,800,000
     29,750,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY MUSEUM OF CONTEMPORARY ARTS
                   PROJECT (RECREATIONAL FACILITIES REVENUE, BANK ONE CHICAGO NA LOC)
                   SS.+/-                                                                 3.48        02/01/2029         29,750,000
     26,180,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOME LAKE
                   SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC)SS.+/-              3.43        09/01/2031         26,180,000
     11,700,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY SACRED HEART SCHOOLS PROJECT
                   (EDUCATIONAL FACILITIES REVENUE, FIFTH THIRD BANK LOC)SS.+/-           3.44        07/01/2033         11,700,000
     11,300,000    ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY PROJECT
                   (IDR, BANK ONE CHICAGO NA LOC)SS.+/-                                   3.53        09/01/2008         11,300,000
      5,500,000    ILLINOIS FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE, NORTHERN TRUST
                   CORPORATION LOC)SS.+/-                                                 3.44        07/01/2035          5,500,000
     14,200,000    ILLINOIS FINANCE AUTHORITY (RECREATIONAL FACILITIES REVENUE, BANK
                   OF AMERICA NA LOC)SS.+/-                                               3.44        03/01/2040         14,200,000
     10,000,000    ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HEALTH FACILITIES
                   FINANCING AUTHORITY REVENUE, NORTHERN TRUST CORPORATION LOC)SS.+/-     3.44        09/01/2024         10,000,000
     12,200,000    ILLINOIS FINANCE AUTHORITY RUSH UNIVERSITY MEDICAL CENTER SERIES A1
                   (HFFA REVENUE, MBIA INSURED)SS.+/-                                     3.40        11/01/2035         12,200,000
     33,370,000    ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                   TERRITORIES, NORTHERN TRUST CORPORATION LOC)SS.+/-                     3.43        09/01/2035         33,370,000
     15,315,000    ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
                   INSURED)SS.+/-                                                         3.44        05/15/2024         15,315,000
     14,100,000    ILLINOIS RIVERSIDE HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE,
                   LASALLE NATIONAL BANK NA LOC)SS.+/-                                    3.45        11/01/2019         14,100,000
      8,200,000    ILLINOIS ST. LUKES MEDICAL CENTER OBLIGATION SERIES B (HEALTHCARE
                   FACILITIES REVENUE, MBIA INSURED)SS.+/-                                3.42        11/15/2023          8,200,000
      4,500,000    ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9 (SALES TAX
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                3.44        06/15/2019          4,500,000
        185,000    ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN TRUST
                   CORPORATION LOC)SS.+/-                                                 3.53        03/01/2028            185,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE         VALUE
ILLINOIS (CONTINUED)
$       200,000    ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC INSURED)
                   SS.+/-                                                                 3.45%       11/01/2012    $       200,000
      2,290,000    ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC INSURED)
                   SS.+/-                                                                 3.45        11/01/2012          2,290,000
      7,530,000    ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)SS.+/-               3.49        05/01/2012          7,530,000
     21,500,000    ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355 (STATE & LOCAL
                   GOVERNMENTS, FIRST SECURITY BANK LOC)SS.+/-                            3.45        01/01/2014         21,500,000
      4,500,000    ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                   UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                3.45        10/01/2032          4,500,000
      6,800,000    LOMBARD IL IDA 2500 HIGHLAND AVENUE PROJECT (IDR, MID-AMERICA
                   FEDERAL SAVINGS & LOAN LOC)                                            3.86        12/01/2006          6,800,000
      2,660,000    WARREN COUNTY IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-        3.44        12/01/2032          2,660,000

                                                                                                                        396,301,440
                                                                                                                    ---------------

INDIANA - 3.46%
      5,420,000    HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE REVENUE,
                   MBIA INSURED)SS.+/-                                                    3.45        07/15/2012          5,420,000
      5,530,000    INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY SCHNECK
                   MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH THIRD BANK LOC)
                   SS.+/-                                                                 3.57        02/15/2036          5,530,000
      6,915,000    INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE
                   FACILITIES REVENUE, FIFTH THIRD BANK LOC)SS.+/-                        3.41        01/01/2022          6,915,000
      7,600,000    INDIANA SERIES 107 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
                   MBIA INSURED)SS.+/-                                                    3.44        11/01/2019          7,600,000
      7,000,000    INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE EDUCATIONAL
                   FACILITIES UNIVERSITY INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE,
                   FIFTH THIRD BANK LOC)SS.+/-                                            3.62        10/01/2030          7,000,000
      1,985,000    INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL ROAD
                   REVENUE, FGIC INSURED)SS.+/-                                           3.45        12/01/2022          1,985,000
      2,050,000    INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)
                   SS.+/-                                                                 3.45        08/01/2023          2,050,000
      7,000,000    MARSHALL COUNTY IN ECONOMIC DEVELOPMENT (PRIVATE SCHOOL REVENUE,
                   BANK ONE CHICAGO NA LOC)SS.+/-                                         3.48        01/01/2035          7,000,000
      1,600,000    RICHMOND IN REID HOSPITAL & HEALTH CARE SERVICES INCORPORATED
                   HOSPITAL AUTHORITY HOSPITAL SERIES A (HOSPITAL REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                               3.40        01/01/2040          1,600,000

     82,675,000    ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL FACILITIES      3.35        03/01/2040         82,675,000
                   REVENUE)SS.+/-
                                                                                                                        127,775,000
                                                                                                                    ---------------

IOWA - 1.81%
      2,960,000    IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
                   (MFHR, FHLMC INSURED)SS.+/-                                            3.47        05/01/2031          2,960,000
     12,535,000    IOWA FINANCE AUTHORITY SERIES A2 (HEALTHCARE FACILITIES REVENUE,
                   FGIC INSURED)SS.+/-                                                    3.40        02/15/2035         12,535,000
     19,035,000    IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS COLLEGE PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-     3.57        11/01/2030         19,035,000
     29,185,000    IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                   (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                               3.57        04/01/2033         29,185,000
      3,150,000    IOWA HIGHER EDUCATION PRIVATE COLLEGE FACILITIES (COLLEGE &
                   UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                3.57        11/01/2032          3,150,000

                                                                                                                         66,865,000
                                                                                                                    ---------------

KANSAS - 0.39%
     14,430,000    KANSAS STATE DEVELOPMENT FINANCE AUTHORITY REVENUE VLG SHALOM
                   OBLIGATION GROUP SERIES BB (HEALTHCARE FACILITIES REVENUE LOC)
                   SS.+/-                                                                 3.57        11/15/2028         14,430,000
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
KENTUCKY - 0.75%
$       700,000    BRECKINRIDGE COUNTY KY LEASE PROGRAM REVENUE ASSOCIATIONSS.+/-         3.60%       02/01/2032    $       700,000
     27,000,000    KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                   REVENUE, SOCIETE GENERALE LOC)SS.+/-                                   3.60        08/01/2016         27,000,000

                                                                                                                         27,700,000
                                                                                                                    ---------------


LOUISIANA - 2.81%
      7,700,000    EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC INSURED)SS.+/-    3.45        02/01/2024          7,700,000
      8,500,000    LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES PUTTABLE
                   (IDR, BANQUE NATIONALE PARIS LOC)SS.+/-                                3.48        08/01/2007          8,500,000
      7,845,000    LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)SS.+/-           3.51        09/01/2033          7,845,000
     73,215,000    LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES C2
                   (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-                   3.40        07/01/2041         73,215,000
      6,330,000    LOUISIANA STATE UNIVERSITY AGRICULTURE & MECHANICAL COLLEGE SERIES
                   7038 (EDUCATIONAL FACILITIES REVENUE, FGIC INSURED)SS.+/-              3.45        07/01/2024          6,330,000

                                                                                                                        103,590,000
                                                                                                                    ---------------


MAINE - 0.11%
      4,200,000    MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                3.45        07/01/2012          4,200,000
                                                                                                                    ---------------


MARYLAND - 1.15%
     29,800,000    MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES VILLA JULE
                   COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                   LOC)SS.+/-                                                             3.41        07/01/2030         29,800,000
      6,025,000    MARYLAND STATE SERIES B (HEALTHCARE FACILITIES REVENUE, GO OF
                   INSTITUTION)SS.+/-                                                     3.39        04/01/2035          6,025,000
      2,905,000    MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                               3.41        03/01/2032          2,905,000
      3,845,000    WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                   LOC)SS.+/-                                                             3.41        04/01/2030          3,845,000

                                                                                                                         42,575,000
                                                                                                                    ---------------


MASSACHUSETTS - 0.77%
      5,615,000    MASSACHUSETTS SCHOOL BUILDING AUTHORITY SERIES 613 (SALES TAX
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                3.45        08/15/2030          5,615,000
      6,510,000    MASSACHUSETTS TURNPIKE AUTHORITY METROPOLITAN HIGHWAY SYSTEM           3.45        01/01/2037          6,510,000
                   (TRANSPORTATION REVENUE, CITIBANK NA LOC)SS.+/-
     16,250,000    ROUTE 3 NORTH TRANSPORTATION IMPORT ASSOCIATION MASSACHUSETTS
                   SERIES B (LEASE REVENUE, AMBAC INSURED)SS.+/-                          3.39        06/15/2033         16,250,000

                                                                                                                         28,375,000
                                                                                                                    ---------------


MICHIGAN - 3.85%
     10,970,000    DETROIT MI (WATER REVENUE, MBIA INSURED)SS.+/-                         3.44        01/01/2011         10,970,000
      7,200,000    DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A (PROPERTY
                   TAX REVENUE, FGIC INSURED)SS.+/-                                       3.46        05/01/2032          7,200,000
      4,620,000    DETROIT MI RESOURCE RECOVERY AUTHORITY SERIES 167Z (OTHER REVENUE,
                   AMBAC INSURED)SS.+/-                                                   3.45        12/13/2008          4,620,000
        900,000    FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD GENERAL
                   HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE, MBIA
                   INSURED)SS.+/-                                                         3.62        02/15/2016            900,000
      6,000,000    MICHIGAN SERIES B2 (STATE & LOCAL GOVERNMENTS, BANK OF NOVA SCOTIA)    4.50        08/20/2007          6,045,880
     14,325,000    MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES B (HEALTHCARE
                   FACILITIES REVENUE)SS.+/-                                              3.39        11/15/2033         14,325,000
      1,055,000    MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH CREDIT
                   (HOSPITAL REVENUE, CIFG INSURED)SS.+/-                                 3.60        11/01/2040          1,055,000
     62,000,000    MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                         4.50        09/29/2006         62,057,383
      4,000,000    MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION GRAND RAPIDS ART
                   MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, LASALLE NATIONAL
                   BANK NA LOC)SS.+/-                                                     3.43        05/01/2041          4,000,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MICHIGAN (CONTINUED)
$       800,000    MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION REVENUE DETROIT
                   SYMPHONY PROJECT SERIES A STANDARD FEDERAL BANK LOC (ECONOMIC
                   DEVELOPMENT REVENUE LOC)SS.+/-                                         3.57%       06/01/2031    $       800,000
      8,940,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
                   PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK
                   LOC)SS.+/-                                                             3.44        09/01/2022          8,940,000
      7,360,000    MICHIGAN STATE STRATEGIC FUNDING LIMITED YMCA NILES MICHIGAN
                   INCORPORATED (IDR, LASALLE NATIONAL BANK NA LOC)SS.+/-                 3.43        09/01/2040          7,360,000
      7,250,000    MICHIGAN TECHNOLOGICAL UNIVERSITY SERIES A (EDUCATIONAL
                   FACILITIES REVENUE, AMBAC INSURED)SS.+/-                               3.45        10/01/2018          7,250,000
      6,670,000    OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                   OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                   REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                              3.44        08/01/2020          6,670,000

                                                                                                                        142,193,263
                                                                                                                    ---------------


MINNESOTA - 8.18%
      9,900,000    ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                   REVENUE, FNMA INSURED)SS.+/-                                           3.42        11/15/2033          9,900,000
      3,171,000    ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HEALTHCARE FACILITIES
                   REVENUE, US BANK NA LOC)SS.+/-                                         3.62        09/01/2029          3,171,000
      2,100,000    BROOKLYN CENTER MN BROOKDALE (IDR, FIRSTAR BANK NA LOC)SS.+/-          3.62        12/01/2014          2,100,000
      3,495,000    BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                   INSURED)SS.+/-                                                         3.42        07/15/2030          3,495,000
      7,125,000    BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                   INSURED)SS.+/-                                                         3.42        01/01/2035          7,125,000
        450,000    CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE FACILITIES
                   REVENUE, BANK OF NEW YORK LOC)SS.+/-                                   3.57        11/01/2035            450,000
     19,030,000    COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR, LASALLE
                   NATIONAL BANK NA LOC)SS.+/-                                            3.44        06/01/2020         19,030,000
      7,530,000    COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                   NATIONAL BANK NA LOC)SS.+/-                                            3.44        06/01/2013          7,530,000
      2,000,000    COHASSET MN POWER & LIGHT COMPANY PROJECT D (POWER REVENUE LOC)        3.44        12/01/2007          2,000,000
      3,250,000    CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY FHLB
                   (MFHR LOC)SS.+/-                                                       3.45        05/01/2027          3,250,000
      1,405,000    DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR, FHLMC
                   INSURED)SS.+/-                                                         3.46        12/01/2022          1,405,000
      3,260,000    DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN MEDICAL
                   CENTER PROJECT (HEALTHCARE FACILITIES REVENUE, US BANK NA
                   LOC)SS.+/-                                                             3.62        06/01/2019          3,260,000
      3,155,000    EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)SS.+/-                          3.46        12/01/2029          3,155,000
      1,950,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20012301 CLASS A (MINNESOTA
                   STATE) (PROPERTY TAX REVENUE)SS.+/-                                    3.46        10/01/2019          1,950,000
     11,360,000    EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)SS.+/-                  3.45        12/01/2029         11,360,000
      6,175,000    ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                   (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                  3.45        02/01/2021          6,175,000
     10,930,000    INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING
                   REVENUE, FNMA INSURED)SS.+/-                                           3.42        05/15/2035         10,930,000
      5,070,000    MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE NATIONAL
                   BANK NA LOC)SS.+/-                                                     3.62        05/01/2027          5,070,000
     10,280,000    MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                   (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                         3.47        10/01/2031         10,280,000
      7,530,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                  3.45        01/01/2023          7,530,000
      2,055,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES SERIES
                   A (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-                 3.40        11/15/2032          2,055,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$    14,000,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES SERIES
                   B (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                            3.40%       11/15/2026    $    14,000,000
     38,515,000    MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES SERIES
                   B (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-                 3.38        11/15/2029         38,515,000
      8,300,000    MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE & LOCAL
                   GOVERNMENTS, US BANK NA LOC)SS.+/-                                     3.62        08/01/2036          8,300,000
      3,380,000    MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                   REVENUE, US BANK NA LOC)SS.+/-                                         3.62        10/01/2021          3,380,000
        195,000    MINNEAPOLIS MN WOMAN'S CLUB OF MINNEAPOLIS PROJECT (OTHER
                   REVENUE, BREMER BANK LOC)SS.+/-                                        3.52        05/01/2023            195,000
        565,000    MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS 2003-B06 (PCR
                   LOC)SS.+/-                                                             3.45        03/01/2021            565,000
     12,170,000    MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                   PROGRAM CERTIFICATES (LEASE REVENUE, SCHOOL DISTRICT CREDIT
                   PROGRAM INSURED)                                                       4.00        09/12/2006         12,173,716
      1,405,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY SCHOLASTICA
                   SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-           3.57        12/01/2034          1,405,000
      7,095,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.40        10/01/2021          7,095,000
      5,245,000    MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.40        04/01/2027          5,245,000
      3,910,000    MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)SS.+/-                    3.42        05/15/2034          3,910,000
      2,665,000    MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
                   INSURED)SS.+/-                                                         3.42        11/15/2031          2,665,000
      5,350,000    PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED)SS.+/-        3.42        05/15/2036          5,350,000
      2,865,000    PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
                   REVENUE, FNMA INSURED)SS.+/-                                           3.42        09/15/2031          2,865,000
        900,000    ROCHESTER MN SERIES 177 (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-      3.45        11/15/2027            900,000
        650,000    ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HEALTHCARE
                   FACILITIES REVENUE, US BANK NA LOC)SS.+/-                              3.62        10/01/2029            650,000
      3,520,000    ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                   COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-             3.62        11/01/2022          3,520,000
      3,990,000    SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC)SS.+/-     3.46        01/01/2030          3,990,000
      2,000,000    ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)SS.+/-         3.42        05/15/2032          2,000,000
      2,975,000    ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-           3.42        10/01/2035          2,975,000
      4,985,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)SS.+/-                                       3.62        05/01/2022          4,985,000
      5,220,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)SS.+/-                                       3.57        10/01/2025          5,220,000
      2,475,000    ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                   (WATER REVENUE LOC)SS.+/-                                              3.45        12/01/2012          2,475,000
      2,500,000    ST. PAUL MN PORT AUTHORITY (HOUSING REVENUE, FHLMC INSURED)SS.+/-      3.42        02/01/2034          2,500,000
      1,500,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES J (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.42        12/01/2025          1,500,000
      3,770,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.62        03/01/2021          3,770,000
      1,535,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.62        03/01/2012          1,535,000
        835,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                       3.45        03/01/2022            835,000
     20,825,000    ST. PAUL MN PORT AUTHORITY SERIES 06-3 (RECREATIONAL FACILITIES
                   REVENUE, BANK OF NEW YORK LOC)SS.+/-                                   3.57        04/01/2036         20,825,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$    7,160,000     ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                   INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)SS.+/-                  3.50%       02/01/2015    $     7,160,000
     8,210,000     ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED
                   IRISH BANK PLC LOC)SS.+/-                                              3.57        05/01/2025          8,210,000
     2,250,000     UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY REVENUE,
                   GO OF UNIVERSITY)SS.+/-                                                3.41        12/01/2036          2,250,000

                                                                                                                        302,184,716
                                                                                                                    ---------------


MISSOURI - 1.57%
     4,300,000     INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                   INSURED)SS.+/-                                                         3.42        08/01/2035          4,300,000
    23,600,000     KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                   (OTHER REVENUE LOC)SS.+/-                                              3.57        04/01/2027         23,600,000
       995,000     MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BAPTIST
                   COLLEGE (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-           3.62        11/15/2022            995,000
     1,475,000     MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BETHESDA
                   HEALTH GROUP INCORPORATED (HEALTHCARE FACILITIES REVENUE, US BANK
                   NA LOC)SS.+/-                                                          3.62        08/01/2034          1,475,000
    12,585,000     MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY DRURY
                   COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                   LOC)SS.+/-                                                             3.62        08/15/2024         12,585,000
     3,010,000     MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   SOUTHWEST BAPTIST UNIVERSITY PROJECT (HEALTHCARE FACILITIES
                   REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                 3.62        10/01/2033          3,010,000
       145,000     MISSOURI STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY ST. LOUIS
                   UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK
                   OF AMERICA NA LOC)SS.+/-                                               3.60        10/01/2009            145,000
     5,000,000     MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BETHESDA
                   HEALTH GROUP (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)SS.+/-     3.62        08/01/2037          5,000,000
     6,000,000     ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT #2 COP SERIES
                   A (WATER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                        3.41        12/01/2033          6,000,000
     1,000,000     ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                   (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                   3.44        06/15/2024          1,000,000

                                                                                                                         58,110,000
                                                                                                                    ---------------


NEBRASKA - 0.70%
     3,510,000     BUFFALO COUNTY NE AGREX INCORPORATED PROJECT (IDR, JPMORGAN CHASE
                   BANK LOC)SS.+/-                                                        3.65        02/01/2015          3,510,000
     1,100,000     LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN LEIGH MEDICAL
                   CENTER PROJECT AMBAC INSURED (HOSPITAL REVENUE LOC)SS.+/-              3.57        06/01/2018          1,100,000
    10,360,000     LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES REVENUE
                   IMMANUEL HEALTH SYSTEM SERIES A (HEALTH FACILITIES FINANCING
                   AUTHORITY REVENUE LOC)SS.+/-                                           3.60        07/01/2030         10,360,000
     5,100,000     NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
                   JPMORGAN CHASE BANK LOC)SS.+/-                                         3.65        02/01/2015          5,100,000
     5,725,000     SARPY COUNTY NE HOSPITAL AUTHORITY #1 IMMANUEL HEALTH SYSTEMS
                   PROJECT SERIES B (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-             3.60        07/01/2030          5,725,000

                                                                                                                         25,795,000
                                                                                                                    ---------------


NEVADA - 2.41%
    39,700,000     CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                   REVENUE LOC)SS.+/-                                                     3.40        07/01/2012         39,700,000
    17,475,000     LAS VEGAS CONVENTION & VISITORS AUTHORITY (SPORTS FACILITIES
                   REVENUE, AMBAC INSURED)SS.+/-                                          3.45        07/01/2018         17,475,000
    21,000,000     LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                   YORK LOC)SS.+/-                                                        3.41        10/01/2035         21,000,000
     6,660,000     RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST SECURITY
                   BANK LOC)SS.+/-                                                        3.45        07/01/2025          6,660,000
     4,075,000     WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                   INSURED)SS.+/-                                                         3.45        06/01/2020          4,075,000

                                                                                                                         88,910,000
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
NEW HAMPSHIRE - 0.58%
$   12,405,000     NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY COLBY
                   SAWYER COLLEGE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK
                   PLC LOC)SS.+/-                                                         3.43%       09/01/2036    $    12,405,000
     5,000,000     NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY FRISBIE
                   MEMORIAL HOSPITAL (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-         3.45        10/01/2036          5,000,000
     4,000,000     NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES HEALTH CARE SERIES A
                   (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                         3.47        01/01/2030          4,000,000

                                                                                                                         21,405,000
                                                                                                                    ---------------


NEW MEXICO - 1.79%
     2,635,000     NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435 (SALES
                   TAX REVENUE, MBIA INSURED)SS.+/-                                       3.45        12/15/2011          2,635,000
     1,015,000     NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD
                   APARTMENTS SERIES A1 (MFHR, FNMA INSURED)SS.+/-                        3.42        01/15/2033          1,015,000
    62,145,000     NEW MEXICO STATE TRAN (OTHER REVENUE)                                  4.50        06/29/2007         62,510,230

                                                                                                                         66,160,230
                                                                                                                    ---------------


NEW YORK - 4.04%
    22,500,000     METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK (TRANSPORTATION
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                3.44        05/15/2030         22,500,000
     5,225,000     NEW YORK NY (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-                3.45        12/01/2022          5,225,000
    11,620,000     NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                 3.44        04/01/2025         11,620,000
     9,000,000     NEW YORK NY (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-                 3.45        08/01/2022          9,000,000
    32,530,000     NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF AMERICA
                   NA LOC)SS.+/-                                                          3.40        08/01/2034         32,530,000
    59,650,000     NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
                   IMPROVEMENT SERIES F2A (HEALTHCARE FACILITIES REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                               3.37        02/15/2021         59,650,000
     8,485,000     NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST. PETERS
                   INCOME TAX (TAX REVENUE, FGIC INSURED)SS.+/-                           3.45        12/15/2024          8,485,000

                                                                                                                        149,010,000
                                                                                                                    ---------------


NORTH CAROLINA - 1.12%
       700,000     ALBERMARLE NC HOSPITAL AUTHORITY (HEALTHCARE FACILITIES REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                               3.41        10/01/2015            700,000
     1,650,000     CHARLOTTE-MECKLENBERG NC HOSPITAL AUTHORITY CAROLINAS HEALTHCARE
                   SERIES B (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                 3.55        01/15/2026          1,650,000
     7,305,000     MECKLENBURG COUNTY NC (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-         3.41        02/01/2016          7,305,000
     7,095,000     NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2 (ELECTRIC
                   REVENUE, MBIA INSURED)SS.+/-                                           3.45        01/01/2022          7,095,000
     3,595,000     NORTH CAROLINA MEDICAL CARE COMMUNITY (HEALTHCARE FACILITIES
                   REVENUE, WACHOVIA BANK LOC)SS.+/-                                      3.41        10/01/2015          3,595,000
    18,450,000     NORTH CAROLINA MEDICAL CARE COMMUNITY DUKE UNIVERSITY HEALTH
                   SYSTEM SERIES A (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-              3.39        06/01/2028         18,450,000
     2,470,000     NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
                   (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)SS.+/-               3.41        08/01/2024          2,470,000

                                                                                                                         41,265,000
                                                                                                                    ---------------


NORTH DAKOTA - 0.08%
     2,795,000     WARD COUNTY ND TRINITY OBLIGATION GROUP SERIES A (HOSPITAL
                   REVENUE, US BANK NA LOC)SS.+/-                                         3.62        07/01/2029          2,795,000
                                                                                                                    ---------------


  OHIO - 1.09%
    11,805,000     HAMILTON COUNTY OH HEALTH CARE FACILITIES REVENUE DEACONESS LONG
                   TERM CARE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-           3.40        05/15/2030         11,805,000
     1,655,000     OHIO STATE SERIES A (LEASE REVENUE, FIFTH THIRD BANK LOC)SS.+/-        3.60        09/01/2027          1,655,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
OHIO (CONTINUED)
$   11,000,000     OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST ENERGY GENERAL
                   CORPORATION SERIES A (IDR, BARCLAYS BANK PLC LOC)SS.+/-                3.57%       05/15/2019    $    11,000,000
    12,955,000     PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                   JPMORGAN CHASE BANK LOC)SS.+/-                                         3.40        11/01/2029         12,955,000
     2,810,000     WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT (IDR,
                   SCOTIABANK LOC)SS.+/-                                                  3.45        09/01/2015          2,810,000

                                                                                                                         40,225,000
                                                                                                                    ---------------


OKLAHOMA - 1.18%
     7,200,000     MUSKOGEE OK MEDICAL CENTER AUTHORITY (HEALTH FACILITIES FINANCING
                   AUTHORITY REVENUE, BANK OF AMERICA NA LOC)SS.+/-                       3.46        10/01/2032          7,200,000
     1,000,000     OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE COMMUNITY
                   PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK NV LOC)SS.+/-         3.62        02/01/2012          1,000,000
     6,300,000     OKLAHOMA STATE CAPITAL IMPROVEMENT AUTHORITY HIGHER EDUCATION
                   PROJECTS SERIES D3 (LEASE REVENUE, CIFG INSURED)SS.+/-                 3.58        07/01/2033          6,300,000
    22,500,000     OKLAHOMA STATE CAPITAL IMPROVEMENT AUTHORITY HIGHER EDUCATION
                   PROJECTS SERIES D4 (LEASE REVENUE, CIFG INSURED)SS.+/-                 3.58        07/01/2034         22,500,000
     5,875,000     OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                   (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)SS.+/-          3.46        11/01/2018          5,875,000
       700,000     TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED (HOUSING
                   REVENUE)SS.+/-                                                         3.65        10/01/2032            700,000

                                                                                                                         43,575,000
                                                                                                                    ---------------


OREGON - 0.40%
     8,000,000     OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                   SERVICES LOC)SS.+/-                                                    3.46        05/01/2010          8,000,000
     1,595,000     PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)SS.+/-             3.45        10/01/2012          1,595,000
     4,995,000     TRI COUNTY OR METRO TRANSPORTATION DISTRICT SERIES 142 (TAX
                   REVENUE, MORGAN STANLEY DEAN WITTER LOC)SS.+/-                         3.45        08/01/2019          4,995,000

                                                                                                                         14,590,000
                                                                                                                    ---------------


OTHER - 1.48%
    10,120,000     CLIPPER BRIGANTINE TAX-EXEMPT TRUST CERTIFICATES SERIES 2002
                   (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY LOC)SS.+/-I++        3.76        02/01/2030         10,120,000
       794,120     ITHAKA PARTNERS II TRUST CERTIFICATES VARIOUS STATES SERIES A
                   CLASS A (OTHER REVENUE, US BANK NA LOC)SS.+/-++                        4.23        01/01/2010            794,120
     3,452,000     NORTHEAST TAX-EXEMPT GRANTOR TRUST CERTIFICATES (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)SS.+/-                                          3.55        04/01/2019          3,452,000
    12,890,000     RESET OPTION TRUST CERTIFICATES II-R VARIOUS STATES PUTTABLE
                   (OTHER REVENUE)SS.+/-                                                  3.51        03/01/2007         12,890,000
    24,875,000     SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                   (OTHER REVENUE, FHLMC INSURED)SS.+/-                                   3.56        07/01/2041         24,875,000
     2,715,000     US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)SS.+/-++      3.46        01/01/2010          2,715,000

                                                                                                                         54,846,120
                                                                                                                    ---------------


PENNSYLVANIA - 2.63%
     4,900,000     DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                               3.41        08/01/2029          4,900,000
    15,725,000     DAUPHIN COUNTY PA GENERAL AUTHORITY PINNACLE HEALTH SYSTEMS
                   PROJECT (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)SS.+/-              3.40        08/15/2027         15,725,000
     7,635,000     LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                               3.55        07/01/2031          7,635,000
    20,400,000     MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-          3.45        10/01/2030         20,400,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
PENNSYLVANIA (CONTINUED)
$     5,975,000    PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY TREASURY
                   DEPARTMENT HOSPITAL ENHANCEMENT LOAN PROGRAM A1 (HOSPITAL REVENUE,
                   NATIONAL CITY BANK)SS.+/-                                               3.42%      06/01/2031    $     5,975,000
      8,260,000    PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY TREASURY
                   DEPARTMENT HOSPITAL ENHANCEMENT LOAN PROGRAM A3 (HOSPITAL REVENUE,
                   NATIONAL CITY BANK)SS.+/-                                               3.42       06/01/2021          8,260,000
      7,550,000    PENNSYLVANIA HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
                   UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                    3.43       07/01/2034          7,550,000
      6,695,000    PENNSYLVANIA TURNPIKE COMMISSION OIL FRANCHISE TAX SERIES II R 1005
                   (SALES TAX REVENUE, AMBAC INSURED)SS.+/-                                3.45       12/01/2015          6,695,000
     14,510,000    PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY BANK LOC)SS.+/-          3.39       06/15/2023         14,510,000
      4,500,000    PHILADELPHIA PA AUTHORITY FOR IDR GIRARD ESTATE ARAMARK PJ (IDR
                   LOC)SS.+/-                                                              3.42       06/01/2032          4,500,000
      1,050,000    PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE,
                   JPMORGAN CHASE BANK LOC)SS.+/-                                          3.45       09/01/2034          1,050,000

                                                                                                                         97,200,000
                                                                                                                    ---------------

PUERTO RICO - 0.34%
     12,620,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20025102 CLASS A (TOLL ROAD
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.44       07/01/2027         12,620,000
                                                                                                                    ---------------

SOUTH CAROLINA - 1.55%
     22,400,000    CHARLESTON SC SERIES B (WATER & SEWER REVENUE, WACHOVIA BANK
                   LOC)SS.+/-                                                              3.41       01/01/2035         22,400,000
     17,795,000    PATRIOTS ENERGY GROUP SC GAS FACILITIES SERIES A (UTILITIES
                   REVENUE, CIFG INSURED)SS.+/-                                            3.41       06/01/2036         17,795,000
      4,135,000    SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                   NONPROFIT INSTITUTIONS (COLLEGE & UNIVERSITY REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.46       02/01/2022          4,135,000
      4,420,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY (ECONOMIC
                   DEVELOPMENT REVENUE, WACHOVIA BANK LOC)SS.+/-                           3.41       12/01/2024          4,420,000
      8,500,000    SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                   DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC)SS.+/-            3.41       08/01/2029          8,500,000

                                                                                                                         57,250,000
                                                                                                                    ---------------

SOUTH DAKOTA - 0.14%
      5,000,000    SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   SIOUX VALLEY SERIES B (HEALTHCARE FACILITIES REVENUE,
                   US BANK NA LOC)SS.+/-                                                   3.63       11/01/2034          5,000,000
                                                                                                                    ---------------

TENNESSEE - 1.04%
     10,000,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 1999-1 MUNITOPS PUTTABLE
                   (METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN)
                   (OTHER REVENUE,  FGIC INSURED)SS.+/-++                                  3.44       12/06/2006         10,000,000
      4,250,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH &
                   EDUCATIONAL PROJECT FACILITIES BOARD MEHARRY MEDICAL COLLEGE
                   (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)SS.+/-            3.41       08/01/2018          4,250,000
     19,985,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS
                   FERRY APARTMENTS (IDR, FHLMC INSURED)SS.+/-                             3.41       01/01/2034         19,985,000
      4,210,000    RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.45       10/01/2012          4,210,000

                                                                                                                         38,445,000
                                                                                                                    ---------------

TEXAS - 4.62%
      6,130,000    ABN AMRO MUNITOPS CERTIFICATES 2006-16 (WATER REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.67       09/01/2014          6,130,000
        625,000    DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
                   LOC)SS.+/-                                                              3.45       02/15/2011            625,000
      4,310,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014302 CLASS A
                   (AUSTIN TX ELECTRIC UTILITY SYSTEMS) (POWER REVENUE, FIRST SECURITY
                   BANK LOC)SS.+/-                                                         3.46       11/15/2012          4,310,000
      6,000,000    EAGLE TAX-EXEMPT TRUST CERTIFICATES 20014310 CLASS A (DALLAS TX
                   AREA RAPID) (SALES TAX REVENUE, AMBAC INSURED)SS.+/-                    3.46       12/01/2026          6,000,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
TEXAS (CONTINUED)
$     7,875,000    GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY
                   TAX REVENUE, FGIC INSURED)SS.+/-                                       3.45%       08/15/2023    $     7,875,000
      8,995,000    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-                    3.54        07/01/2015          8,995,000
      4,430,000    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-                    3.54        07/01/2024          4,430,000
      8,982,500    HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   SERIES 357 (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-         3.45        07/01/2029          8,982,500
      1,900,000    HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                   SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.+/-               3.45        11/15/2030          1,900,000
      2,090,000    HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN
                   CHASE BANK LOC)SS.+/-                                                  3.45        10/01/2012          2,090,000
      5,470,000    HOUSTON TX CTFS SERIES 495 (WATER REVENUE, FGIC INSURED)SS.+/-         3.45        12/01/2030          5,470,000
      4,245,000    HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY
                   TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                   3.45        02/15/2026          4,245,000
      3,770,000    HOUSTON TX MUNICIPAL TRUST RECEIPTS SERIES SG 120 (WATER & SEWER
                   REVENUE)SS.+/-                                                         3.44        12/01/2023          3,770,000
     12,600,000    HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                   SOCIETE GENERALE LOC)SS.+/-                                            3.44        11/15/2029         12,600,000
      2,240,000    IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)SS.+/-              3.45        02/15/2012          2,240,000
      5,275,000    KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX
                   REVENUE)SS.+/-                                                         3.41        08/15/2036          5,275,000
      2,030,000    LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618 (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                          3.45        02/01/2010          2,030,000
      3,280,000    LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER
                   REVENUE, FGIC INSURED)SS.+/-                                           3.45        11/15/2009          3,280,000
     15,115,000    LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                   HEALTH SYSTEMS (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                3.57        02/15/2035         15,115,000
     10,000,000    LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES A
                   (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-       3.62        02/15/2028         10,000,000
      3,500,000    MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE,
                   REGIONS BANK LOC)SS.+/-                                                3.45        08/01/2018          3,500,000
      5,525,000    MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC
                   INSURED)SS.+/-                                                         3.45        02/15/2024          5,525,000
      6,010,000    NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION (HFFA
                   REVENUE, MBIA INSURED)SS.+/-                                           3.45        02/15/2022          6,010,000
      1,595,000    POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                   (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                      3.45        11/01/2026          1,595,000
      1,500,000    SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)SS.+/-            3.43        05/15/2033          1,500,000
      2,500,000    SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER
                   REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                 3.46        01/01/2017          2,500,000
      3,920,000    TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE &
                   UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                     3.45        07/01/2012          3,920,000
      5,080,000    TEXAS STATE CLASS A (GO - STATES, TERRITORIES, CITIBANK NA             3.46        04/01/2030          5,080,000
                   LOC)SS.+/-
     17,600,000    TEXAS STATE TRAN (PROPERTY TAX REVENUE)                                4.50        08/31/2007         17,757,440
      5,195,000    TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                   SERIES 4 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-          3.45        11/15/2024          5,195,000
      2,580,000    UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                   (COLLEGE & UNIVERSITY REVENUE)SS.+/-                                   3.45        01/01/2012          2,580,000

                                                                                                                        170,524,940
                                                                                                                    ---------------

UTAH - 0.26%
      9,675,000    WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)SS.+/-                   3.41        12/01/2034          9,675,000
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
VIRGINIA - 0.77%
$     7,960,000    CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE,
                   WACHOVIA BANK LOC)SS.+/-                                                3.41%      06/01/2035    $     7,960,000
      2,175,000    HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569
                   (JAIL FACILITIES REVENUE, MBIA INSURED)SS.+/-                           3.45       07/01/2012          2,175,000
      4,950,000    LEXINGTON VA IDA (IDR, WACHOVIA BANK LOC)SS.+/-                         3.55       12/01/2036          4,950,000
      6,485,000    LOUDOUN COUNTY VA IDA HOWARD HUGHES MEDICAL CENTER SERIES F
                   (IDR)SS.+/-                                                             3.38       02/15/2038          6,485,000
      7,000,000    NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING REVENUE,
                   BANK OF AMERICA NA LOC)SS.+/-                                           3.41       07/01/2034          7,000,000

                                                                                                                         28,570,000
                                                                                                                    ---------------

WASHINGTON - 3.78%
     15,420,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2001-23 MUNITOPS (KING
                   COUNTY WA SCHOOL DISTRICT #001 SEATTLE SERIES A) (PROPERTY
                   TAX REVENUE, MBIA INSURED)SS.+/-                                        3.35       12/01/2009         15,420,000
      5,173,500    ENERGY NORTHWEST WA ELECTRIC CERTIFICATES SERIES C (ELECTRIC
                   REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                 3.46       01/01/2010          5,173,500
      5,720,000    ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE,
                   MBIA INSURED)SS.+/-                                                     3.45       07/01/2012          5,720,000
      4,775,000    GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.45       12/01/2012          4,775,000
     17,350,000    ISSAQUAH WA COMMUNITY PROPERTIES SERIES A (WATER REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.44       02/15/2021         17,350,000
     45,525,000    KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                   FHLMC INSURED)SS.+/-                                                    3.41       07/01/2035         45,525,000
      5,920,000    KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.44       12/01/2018          5,920,000
      4,955,000    SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER REVENUE,
                   FIRST SECURITY BANK LOC)SS.+/-                                          3.45       08/01/2012          4,955,000
      6,995,000    WASHINGTON STATE (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                   LOC)SS.+/-                                                              3.62       01/01/2026          6,995,000
      6,000,000    WASHINGTON STATE HIGHER EDUCATION FACILITIES UNIVERSITY OF PUGET
                   SOUND SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                   NA LOC)SS.+/-                                                           3.44       10/01/2036          6,000,000
      3,065,000    WASHINGTON STATE HOUSING FINANCE COMMISSION (HOUSING REVENUE,
                   US BANK NA LOC)SS.+/-                                                   3.65       11/01/2025          3,065,000
     10,400,000    WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL PROJECT
                   (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-                         3.62       04/01/2034         10,400,000
      1,700,000    WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
                   MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                   CORPORATION LOC)SS.+/-                                                  3.62       06/01/2032          1,700,000
      2,165,000    WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.45       07/01/2012          2,165,000
      4,375,000    WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY
                   BANK LOC)SS.+/-                                                         3.45       07/01/2024          4,375,000

                                                                                                                        139,538,500
                                                                                                                    ---------------

WISCONSIN - 1.79%
      3,765,000    MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER PROJECT A
                   (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-         3.54       07/01/2023          3,765,000
      2,400,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   ALVERNO COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED
                   IRISH BANK PLC LOC)SS.+/-                                               3.62       11/01/2017          2,400,000
     13,015,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AURORA
                   HEALTH CARE SERIES C (HEALTHCARE FACILITIES REVENUE, MARSHALL &
                   ISLEY BANK LOC)SS.+/-                                                   3.57       04/01/2028         13,015,000
      6,500,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   FRANCISCAN SISTERS SERIES B (HEALTHCARE FACILITIES REVENUE,
                   MARSHALL & ISLEY BANK LOC)SS.+/-                                        3.40       09/01/2033          6,500,000
     11,600,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   NATIONAL REGENCY OF NEW BERLIN (HEALTHCARE FACILITIES REVENUE,
                   MARSHALL & ISLEY BANK LOC)SS.+/-                                        3.62       08/15/2034         11,600,000
      5,625,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   REEDSBURG AREA MEDICAL CENTER INCORPORATED (OTHER REVENUE,
                   FIFTH THIRD BANK LOC)SS.+/-                                             3.62       06/01/2036          5,625,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
WISCONSIN (CONTINUED)
$    15,500,000    WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                   LUTHERAN COLLEGE SERIES 2001 (COLLEGE & UNIVERSITY REVENUE,
                   US BANK NA LOC)SS.+/-                                                   3.62%      09/01/2031    $    15,500,000
      7,520,000    WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC
                   INSURED)SS.+/-                                                          3.45       11/01/2012          7,520,000

                                                                                                                         65,925,000
                                                                                                                    ---------------

WYOMING - 0.83%
     30,600,000    SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                   (PCR, BARCLAYS BANK PLC LOC)SS.+/-                                      3.41       07/01/2015         30,600,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,287,950,209)                                                                   3,287,950,209
                                                                                                                    ---------------

COMMERCIAL PAPER - 10.60%
      9,000,000    BURKE COUNTY POLLUTION CONTROL                                          3.50       09/07/2006          9,000,000
      4,895,000    COUNTY OF WAKE NC                                                       3.65       02/05/2007          4,895,000
      4,200,000    HARRIS COUNTY TX                                                        3.57       09/15/2006          4,200,000
      3,900,000    HARRIS COUNTY TX SERIES B                                               3.60       09/14/2006          3,900,000
     17,750,000    HARRIS COUNTY TX SERIES B                                               3.60       11/09/2006         17,750,000
     33,900,000    HARRIS COUNTY TX SERIES C                                               3.60       11/09/2006         33,900,000
     15,675,000    HARRIS COUNTY TX SERIES D                                               3.60       09/14/2006         15,675,000
      4,200,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                               3.47       09/07/2006          4,200,000
     21,100,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                               3.55       10/17/2006         21,100,000
     15,800,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                               3.63       02/08/2007         15,800,000
      9,665,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                   3.53       09/13/2006          9,665,000
     17,700,000    JOHNS HOPKINS UNIVERSITY                                                3.55       10/17/2006         17,700,000
      6,800,000    LAS VEGAS VALLEY WATER DISTRICT                                         3.47       09/07/2006          6,800,000
      6,300,000    LAS VEGAS VALLEY WATER DISTRICT                                         3.55       10/17/2006          6,300,000
     15,495,000    MARYLAND HEALTH & HIGHER EDUCATION SERIES A                             3.60       09/07/2006         15,495,000
      7,500,000    MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                 3.55       09/07/2006          7,500,000
     23,780,000    MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                 3.70       11/07/2006         23,780,000
     17,000,000    NORTH CAROLINA  CAPITAL FACILITIES                                      3.60       11/07/2006         17,000,000
     13,000,000    ROCHESTER MN HEALTH CARE SERIES 00-B                                    3.64       10/12/2006         13,000,000
     32,400,000    ROCHESTER MN HEALTH CARE SERIES 01-C                                    3.64       10/12/2006         32,400,000
     15,300,000    ROCHESTER MN HEALTH CARE SERIES 92-A                                    3.64       10/12/2006         15,300,000
     10,800,000    ROCHESTER MN HEALTH CARE SERIES 92-C                                    3.64       10/12/2006         10,800,000
     10,550,000    SAN ANTONIO ELECTRIC & GAS                                              3.53       10/02/2006         10,550,000
      9,900,000    SAN ANTONIO ELECTRIC & GAS                                              3.65       10/18/2006          9,900,000
      2,359,000    TEXAS PFA                                                               3.60       11/09/2006          2,359,000
     11,325,000    TEXAS PFA SERIES 02-A                                                   3.53       09/13/2006         11,325,000
     31,090,000    UNIVERSITY OF MINNESOTA                                                 3.65       10/16/2006         31,090,000
     20,000,000    UNIVERSITY OF TEXAS SYSTEM SERIES 02-A                                  3.60       09/06/2006         20,000,000

TOTAL COMMERCIAL PAPER (COST $391,384,000)                                                                              391,384,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,679,334,209)*                         99.64%                                                               $ 3,679,334,209

OTHER ASSETS AND LIABILITIES, NET               0.36                                                                     13,117,458
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $ 3,692,451,667
                                              ======                                                                ===============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

I     ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 0.09%
$     6,547,781    CAPITAL ONE AUTO FINANCE TRUST                                          5.12%      05/15/2007    $     6,547,781

TOTAL ASSET BACKED SECURITIES (COST $6,547,781)                                                                           6,547,781
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 3.54%
    150,000,000    BARCLAYS BANK PLC                                                       4.14       09/20/2006        150,000,000
     30,500,000    BNP PARIBAS LONDON                                                      4.92       11/07/2006         30,500,000
     88,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                          4.18       09/22/2006         88,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $268,500,000)                                                                       268,500,000
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.26%
     20,000,000    PARAGON MORTGAGES PLC+++/-SS.                                           5.31       11/15/2038         20,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $20,000,000)                                                             20,000,000
                                                                                                                    ---------------

COMMERCIAL PAPER - 33.12%
     91,000,000    ALPINE SECURITIZATION++^                                                5.25       10/25/2006         90,283,375
     77,478,000    AMSTEL FUNDING CORPORATION++^                                           5.41       10/18/2006         76,931,274
     50,000,000    AMSTERDAM FUNDING CORPORATION++^                                        5.40       09/27/2006         49,805,000
     10,000,000    APRECO LLC++^                                                           5.27       10/25/2006          9,920,950
    120,000,000    AQUIFER FUNDING LLC++^                                                  5.34       09/07/2006        119,893,200
     60,863,000    AQUINAS FUNDING LLC++^                                                  5.26       09/25/2006         60,649,574
     30,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                    5.24       09/08/2006         29,969,433
     40,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                    5.26       09/25/2006         39,859,733
     20,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                    5.29       10/10/2006         19,885,383
     54,999,000    ATOMIUM FUNDING LLC++^                                                  5.28       11/27/2006         54,297,213
     71,180,000    BARTON CAPITAL LLC++^                                                   5.26       09/25/2006         70,930,395
      5,266,000    BASF AG++^                                                              5.27       11/01/2006          5,218,976
     25,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                                  5.31       01/23/2007         25,000,000
     13,000,000    BETA FINANCE INCORPORATED++^                                            5.26       09/25/2006         12,954,413
    120,000,000    BUCKINGHAM CDO III LLC++^                                               5.31       11/27/2006        118,461,550
     50,000,000    CAFCO LLC++^                                                            5.37       09/25/2006         49,821,000
     50,000,000    CAFCO LLC++^                                                            5.25       10/25/2006         49,606,250
     11,666,000    CAIRN HIGH GRADE FUNDING I LLC++^                                       5.27       09/25/2006         11,625,013
    120,000,000    CANCARA ASSET SECURITY LIMITED++^                                       5.27       09/25/2006        119,578,400
     48,000,000    CHEYNE FINANCE LLC++^                                                   5.27       09/21/2006         47,859,467
     10,000,000    CHEYNE FINANCE LLC++^                                                   5.28       10/23/2006          9,923,733
    100,000,000    CLIPPER RECEIVABLES COMPANY LLC++^                                      5.25       09/25/2006         99,650,000
     15,000,000    CRC FUNDING LLC++^                                                      5.27       09/26/2006         14,945,104
     27,150,000    DAIMLER CHRYSLER REVENUE AUTO^                                          5.27       10/25/2006         26,935,379
    128,673,000    DEER VALLEY FUNDING LLC++^                                              5.28       10/24/2006        127,672,782
     99,760,000    FAIRWAY FINANCE CORPORATION++^                                          5.26       09/25/2006         99,410,175
     24,666,000    FIVE FINANCE INCORPORATED++^                                            5.27       09/25/2006         24,579,340
    120,000,000    FOX TROT CDO LIMITED++^                                                 5.27       09/25/2006        119,578,400
     23,500,000    GALAXY FUNDING INCORPORATED++^                                          5.38       11/01/2006         23,285,771
     96,000,000    GALLEON CAPITAL LLC++^                                                  5.26       09/25/2006         95,663,360
     20,000,000    GOVCO INCORPORATED++^                                                   5.18       09/07/2006         19,982,733
    100,000,000    GRAMPIAN FUNDING LLC++^                                                 4.98       09/29/2006         99,612,667
     60,000,000    KESTREL FUNDING US LLC++^                                               5.38       09/25/2006         59,784,800
     20,500,000    KESTREL FUNDING US LLC++^                                               5.39       10/30/2006         20,318,911
      1,232,000    LIBERTY STREET FUNDING COMPANY++^                                       5.39       09/25/2006          1,227,573

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                      INTEREST
PRINCIPAL          SECURITY NAME                                                        RATE        MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$    15,000,000    MANE FUNDING CORPORATION++^                                         5.27%          11/15/2006    $    14,835,313
     15,000,000    NATIONWIDE BUILDING SOCIETY+++/-                                    5.42           12/11/2006         15,004,667
     71,357,000    NIEUW AMSTERDAM RECOVERY++^                                         5.26           09/25/2006         71,106,775
    118,000,000    PERRY GLOBAL FUNDING LLC++^                                         5.37           09/25/2006        117,577,560
    100,000,000    PICAROS FUNDING LLC++^                                              5.25           09/13/2006         99,825,000
    102,613,000    REGENCY MARKETS #1 LLC++^                                           5.27           09/25/2006        102,252,486
     34,225,000    STANFIELD VICTORIA FUNDING++^                                       5.27           09/25/2006         34,104,756
     50,000,000    VERSAILLES CDS LLC++^                                               5.37           09/05/2006         49,970,167
     25,000,000    VERSAILLES CDS LLC++^                                               5.27           09/28/2006         24,901,188
     25,000,000    VERSAILLES CDS LLC++^                                               5.27           10/25/2006         24,802,375
     43,952,000    WHISTLEJACKET CAPITAL LIMITED++^                                    5.36           09/25/2006         43,794,945
      5,735,000    WINDMILL FUNDING CORPORATION++^                                     5.26           09/25/2006          5,714,889

TOTAL COMMERCIAL PAPER (COST $2,509,011,448)                                                                          2,509,011,448
                                                                                                                    ---------------
EXTENDABLE BONDS - 7.46%
     25,000,000    3M COMPANY++                                                        5.65           12/12/2006         25,058,049
     10,000,000    AMERICAN GENERAL FINANCE+++/-                                       5.36           09/14/2007         10,000,000
     63,500,000    BANK OF IRELAND+++/-                                                5.30           09/20/2007         63,500,000
     30,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                              5.32           09/14/2007         30,000,000
     44,000,000    DNB NORSKE BANK ASA+++/-                                            5.31           09/25/2007         44,000,000
     50,000,000    FLORIDA HURRICANE CATASTROPHE+/-                                    5.34           09/14/2007         50,000,000
    110,000,000    GENERAL ELECTRIC CAPITAL CORPORATION                                5.49           07/09/2007        110,127,961
      5,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                        5.48           08/09/2007          5,001,292
     44,000,000    INTESA BANK IRELAND PLC+++/-                                        5.32           09/25/2007         44,000,000
     31,000,000    IRISH LIFE & PERMANENT+++/-                                         5.33           09/21/2007         31,000,000
     60,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.31           09/24/2007         60,000,000
     12,000,000    MORGAN STANLEY+/-                                                   5.38           08/31/2007         12,000,000
     15,000,000    NATIONWIDE BUILDING SOCIETY+++/-                                    5.44           07/06/2007         15,000,000
     61,000,000    NORDEA BANK AB+++/-                                                 5.34           09/11/2007         61,000,000
      4,000,000    PREMIUM ASSET TRUST+++/-                                            5.37           08/15/2007          4,000,000

TOTAL EXTENDABLE BONDS (COST $564,687,302)                                                                              564,687,302
                                                                                                                    ---------------
MEDIUM TERM NOTES - 6.69%
     17,965,000    ALLSTATE LIFE GLOBAL FUNDING II+++/-                                5.58           04/02/2007         17,973,464
     85,000,000    AMERICAN HONDA FINANCE+++/-                                         5.44           02/06/2007         85,000,000
     18,000,000    ASIF GLOBAL FINANCING+++/-                                          5.51           05/03/2007         18,007,445
     72,000,000    BANK OF AMERICA SECURITIES+/-SS.                                    5.38           09/09/2099         72,000,000
     50,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-SS.                           5.43           09/09/2099         50,000,000
     10,000,000    CHEYNE FINANCE LLC+++/-                                             5.36           05/21/2007          9,998,763
     12,000,000    CHEYNE FINANCE LLC+++/-                                             5.36           05/24/2007         11,998,285
     21,000,000    CHEYNE FINANCE LLC+++/-                                             5.47           07/16/2007         20,995,507
     22,000,000    CULLINAN FINANCE CORPORATION+++/-                                   5.35           05/21/2007         21,998,429
     75,000,000    HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                         5.29           12/15/2006         74,995,591
     29,000,000    LEHMAN BROTHERS HOLDINGS+/-                                         5.39           07/19/2007         29,023,946
     44,000,000    SEDNA FINANCE INCORPORATED+++/-                                     5.35           05/21/2007         43,996,460
     12,000,000    SEDNA FINANCE INCORPORATED+++/-                                     5.36           05/30/2007         11,999,067
     14,000,000    SEDNA FINANCE INCORPORATED+++/-                                     5.30           06/18/2007         13,998,821
     25,000,000    TANGO FINANCE CORPORATION+++/-                                      5.36           05/24/2007         24,998,185

TOTAL MEDIUM TERM NOTES (COST $506,983,963)                                                                             506,983,963
                                                                                                                    ---------------

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                      INTEREST
PRINCIPAL          SECURITY NAME                                                        RATE        MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 0.41%
$    21,200,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO -
                   STATES, TERRITORIES LOC)+/-SS.                                      5.34%         11/01/2028     $    21,200,000
      9,870,000    PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED
                   (HOUSING REVENUE LOC)+/-SS.                                         5.40          02/01/2007           9,870,000

TOTAL MUNICIPAL BONDS & NOTES (COST $31,070,000)                                                                         31,070,000
                                                                                                                    ---------------
PROMISSORY NOTES - 2.06%
    155,900,000    CITIGROUP GLOBAL+/-SS.                                              5.38          09/09/2099         155,900,000

TOTAL PROMISSORY NOTES (COST $155,900,000)                                                                              155,900,000
                                                                                                                    ---------------
REPURCHASE AGREEMENTS - 31.42%
  1,601,789,121    BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES
                   (MATURITY VALUE $1,602,024,050)                                     5.28          09/01/2006       1,601,789,121
    400,000,000    BEAR STEARNS & COMPANY INCORPORATED - 102%
                   COLLATERALIZED BY US GOVERNMENT SECURITIES
                   (MATURITY VALUE $400,058,667)                                       5.28          09/01/2006         400,000,000
    112,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES
                   (MATURITY VALUE $112,016,520)                                       5.31          09/01/2006         112,000,000
     83,664,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES
                   (MATURITY VALUE $83,676,294)                                        5.29          09/01/2006          83,664,000
    183,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $183,026,942)                                       5.30          09/01/2006         183,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,380,453,121)                                                                     2,380,453,121
                                                                                                                    ---------------
TIME DEPOSITS - 15.12%
    166,000,000    DEUTSCHE BANK CAYMAN                                                5.26          09/07/2006         166,000,000
     67,000,000    DEXIA BANK GRAND CAYMAN                                             5.27          09/05/2006          67,000,000
    122,000,000    DEXIA BANK GRAND CAYMAN                                             5.27          09/06/2006         122,000,000
    166,000,000    KBC BANK NV BRUSSELS                                                5.30          09/01/2006         166,000,000
    113,000,000    NATEXIS BANQUES POPULAIR                                            5.26          09/05/2006         113,000,000
    119,000,000    RABOBANK LONDON                                                     5.26          09/01/2006         119,000,000
     66,000,000    SOCIETE GENERALE CANADA                                             5.27          09/07/2006          66,000,000
    101,000,000    SOCIETE GENERALE CAYMAN                                             5.27          09/05/2006         101,000,000
    225,000,000    UBS AG CAYMAN ISLANDS                                               5.28          09/01/2006         225,000,000

TOTAL TIME DEPOSITS (COST $1,145,000,000)                                                                             1,145,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,588,153,615)*                        100.17%                                                               $ 7,588,153,615

OTHER ASSETS AND LIABILITIES, NET              (0.17)                                                                   (12,996,003)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $ 7,575,157,612
                                              ======                                                                ===============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                      INTEREST
PRINCIPAL          SECURITY NAME                                                        RATE        MATURITY DATE        VALUE
US TREASURY SECURITIES - 10.90%

US TREASURY BILLS - 10.90%
$    50,000,000    US TREASURY BILL^                                                   4.70%          09/07/2006    $    49,960,792
    250,000,000    US TREASURY BILL^                                                   5.18           09/15/2006        249,496,388
     50,000,000    US TREASURY BILL^                                                   4.65           10/05/2006         49,780,417
    100,000,000    US TREASURY BILL^                                                   4.82           11/09/2006         99,075,687
    100,000,000    US TREASURY BILL^                                                   4.82           11/16/2006         98,983,500
    100,000,000    US TREASURY BILL^                                                   5.04           12/21/2006         98,447,542

TOTAL US TREASURY SECURITIES (COST $645,744,326)                                                                        645,744,326
                                                                                                                    ---------------
REPURCHASE AGREEMENTS - 93.59%
     75,000,000    BANK OF AMERICA - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $75,010,875)                                        5.22           09/01/2006         75,000,000
    250,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $250,036,042)                                       5.19           09/01/2006        250,000,000
  1,000,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $1,000,145,556)                                     5.24           09/01/2006      1,000,000,000
    550,000,000    DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $550,080,056)                                       5.24           09/01/2006        550,000,000
     94,298,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $94,311,568)                                        5.18           09/01/2006         94,298,000
    500,000,000    GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                   BY US GOVERNMENT SECURITIES
                   (MATURITY VALUE $500,072,778)                                       5.24           09/01/2006        500,000,000
  1,300,000,000    HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $1,300,189,222)                                     5.24           09/01/2006      1,300,000,000
    125,000,000    JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $125,018,229)                                       5.25           09/01/2006        125,000,000
    450,000,000    MERRILL LYNCH & COMPANY INCORPORATED - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES
                   (MATURITY VALUE $450,715,000)                                       5.20           09/11/2006        450,000,000
  1,200,000,000    MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES
                   (MATURITY VALUE $1,200,174,667)                                     5.24           09/01/2006      1,200,000,000

TOTAL REPURCHASE AGREEMENTS (COST $5,544,298,000)                                                                     5,544,298,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,190,042,326)*                        104.49%                                                               $ 6,190,042,326
OTHER ASSETS AND LIABILITIES, NET              (4.49)                                                                  (266,066,793)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $ 5,923,975,533
                                              ======                                                                ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                      INTEREST
PRINCIPAL          SECURITY NAME                                                        RATE        MATURITY DATE        VALUE
US TREASURY SECURITIES - 97.08%

US TREASURY BILLS - 97.08%
$   150,000,000    US TREASURY BILL^                                                   4.72%          09/07/2006    $   149,882,063
    150,000,000    US TREASURY BILL^                                                   4.75           09/07/2006        149,881,291
     50,000,000    US TREASURY BILL^                                                   4.77           09/07/2006         49,960,292
     10,587,000    US TREASURY BILL^                                                   5.07           09/07/2006         10,578,054
    150,000,000    US TREASURY BILL^                                                   4.77           09/14/2006        149,741,625
     50,000,000    US TREASURY BILL^                                                   4.84           09/14/2006         49,912,701
     26,330,000    US TREASURY BILL^                                                   4.87           09/14/2006         26,283,696
     50,000,000    US TREASURY BILL^                                                   5.08           09/14/2006         49,908,278
    100,000,000    US TREASURY BILL^                                                   4.78           09/21/2006         99,734,722
     50,000,000    US TREASURY BILL^                                                   4.91           09/21/2006         49,863,750
     50,000,000    US TREASURY BILL^                                                   5.01           09/21/2006         49,860,833
     50,000,000    US TREASURY BILL^                                                   5.08           09/21/2006         49,858,889
     50,000,000    US TREASURY BILL^                                                   4.87           09/28/2006         49,817,375
    270,000,000    US TREASURY BILL^                                                   4.90           09/28/2006        269,007,243
     10,582,000    US TREASURY BILL^                                                   5.02           09/28/2006         10,542,159
     25,000,000    US TREASURY BILL^                                                   4.92           10/05/2006         24,883,833
     25,000,000    US TREASURY BILL^                                                   4.95           10/05/2006         24,883,243
    236,700,000    US TREASURY BILL^                                                   4.97           10/05/2006        235,590,074
     25,000,000    US TREASURY BILL^                                                   4.88           10/12/2006         24,861,198
    125,000,000    US TREASURY BILL^                                                   4.91           10/12/2006        124,301,007
    200,000,000    US TREASURY BILL^                                                   4.93           10/12/2006        198,877,056
    150,000,000    US TREASURY BILL^                                                   4.92           10/19/2006        149,016,667
     25,000,000    US TREASURY BILL^                                                   4.93           10/19/2006         24,835,667
     25,000,000    US TREASURY BILL^                                                   4.94           10/19/2006         24,835,333
    175,000,000    US TREASURY BILL^                                                   4.98           10/26/2006        173,669,878
    150,000,000    US TREASURY BILL^                                                   4.98           11/02/2006        148,713,500
     50,000,000    US TREASURY BILL^                                                   4.90           11/09/2006         49,530,417
    150,000,000    US TREASURY BILL^                                                   4.99           11/09/2006        148,565,375
    100,000,000    US TREASURY BILL^                                                   4.81           11/16/2006         98,985,611
    175,000,000    US TREASURY BILL^                                                   4.99           11/16/2006        173,156,472
    250,000,000    US TREASURY BILL^                                                   4.98           11/24/2006        247,093,542
    100,000,000    US TREASURY BILL^                                                   4.91           11/30/2006         98,773,750
    250,000,000    US TREASURY BILL^                                                   4.97           11/30/2006        246,896,875
    100,000,000    US TREASURY BILL^                                                   4.82           12/07/2006         98,701,951
     50,000,000    US TREASURY BILL^                                                   4.87           12/07/2006         49,344,240
    100,000,000    US TREASURY BILL^                                                   4.96           12/14/2006         98,567,111

TOTAL US TREASURY SECURITIES (COST $3,678,915,771)                                                                    3,678,915,771
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

    100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $3,678,915,771)*                     97.08%                                                                   $ 3,678,915,771
OTHER ASSETS AND LIABILITIES, NET           2.92                                                                        110,495,000
                                          ------                                                                    ---------------

TOTAL NET ASSETS                          100.00%                                                                   $ 3,789,410,771
                                          ======                                                                    ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          STATEMENTS OF ASSETS AND LIABILITIES--
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  CALIFORNIA
                                                                                    TAX-FREE     CASH INVESTMENT
                                                                                MONEY MARKET        MONEY MARKET
                                                                                        FUND                FUND
----------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................  $  2,884,014,196  $   11,552,767,034
   REPURCHASE AGREEMENTS .................................................                 0       2,385,450,199
                                                                            ----------------  ------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................     2,884,014,196      13,938,217,233
                                                                            ----------------  ------------------
   CASH ..................................................................            53,836              50,031
   RECEIVABLE FOR FUND SHARES ISSUED .....................................                 0             587,675
   RECEIVABLE FOR INVESTMENTS SOLD .......................................                 0                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................        13,844,142          48,723,751
   PREPAID EXPENSES AND OTHER ASSETS .....................................                 0              38,626
                                                                            ----------------  ------------------
TOTAL ASSETS .............................................................     2,897,912,174      13,987,617,316
                                                                            ----------------  ------------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ...................................                 0                   0
   PAYABLE FOR INVESTMENTS PURCHASED .....................................                 0                   0
   DIVIDENDS PAYABLE .....................................................           841,905          24,758,582
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................           899,394           2,623,546
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............           630,743           1,355,625
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................            66,748                   0
                                                                            ----------------  ------------------
TOTAL LIABILITIES ........................................................         2,438,790          28,737,753
                                                                            ----------------  ------------------
TOTAL NET ASSETS .........................................................  $  2,895,473,384  $   13,958,879,563
                                                                            ================  ==================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................  $  2,895,367,248  $   13,959,294,028
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................            (1,038)             (7,752)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................           107,174            (406,713)
                                                                            ----------------  ------------------
TOTAL NET ASSETS .........................................................  $  2,895,473,384  $   13,958,879,563
                                                                            ----------------  ------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ..................................................  $  2,486,731,139                 N/A
   SHARES OUTSTANDING - CLASS A ..........................................     2,486,593,888                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ................  $           1.00                 N/A
   NET ASSETS - ADMINISTRATOR CLASS ......................................               N/A  $    1,057,204,948
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................               N/A       1,057,225,269
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....               N/A  $             1.00
   NET ASSETS - INSTITUTIONAL CLASS ......................................               N/A  $    6,903,217,472
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................               N/A       6,903,414,846
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....               N/A  $             1.00
   NET ASSETS - SERVICE CLASS ............................................  $    408,742,245  $    5,998,457,143
   SHARES OUTSTANDING - SERVICE CLASS ....................................       408,720,816       5,999,143,135
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ..........  $           1.00  $             1.00
                                                                            ----------------  ------------------
INVESTMENTS AT COST ......................................................  $  2,884,014,196  $   13,938,217,233
                                                                            ================  ==================

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                  GOVERNMENT            HERITAGE  NATIONAL TAX-FREE
                                                                                MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                                                        FUND                FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................  $  4,365,762,236  $      518,495,980  $   3,679,334,209
   REPURCHASE AGREEMENTS .................................................    10,427,199,000          79,498,000                  0
                                                                            ----------------  ------------------  -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................    14,792,961,236         597,993,980      3,679,334,209
                                                                            ----------------  ------------------  -----------------
   CASH ..................................................................            50,040              50,155             76,112
   RECEIVABLE FOR FUND SHARES ISSUED .....................................            60,931                 145                  0
   RECEIVABLE FOR INVESTMENTS SOLD .......................................                 0                   0                  0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................        27,253,281           2,268,038         18,153,016
   PREPAID EXPENSES AND OTHER ASSETS .....................................             2,397                   0                  0
                                                                            ----------------  ------------------  -----------------
TOTAL ASSETS .............................................................    14,820,327,885         600,312,318      3,697,563,337
                                                                            ----------------  ------------------  -----------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ...................................                 0                   0                  0
   PAYABLE FOR INVESTMENTS PURCHASED .....................................                 0                   0                  0
   DIVIDENDS PAYABLE .....................................................        40,334,097             911,703          3,591,971
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................         3,002,569             134,510            832,675
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............         1,686,923              25,114            496,051
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................                 0               9,688            190,973
                                                                            ----------------  ------------------  -----------------
TOTAL LIABILITIES ........................................................        45,023,589           1,081,015          5,111,670
                                                                            ----------------  ------------------  -----------------
TOTAL NET ASSETS .........................................................  $ 14,775,304,296  $      599,231,303  $   3,692,451,667
                                                                            ================  ==================  =================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................  $ 14,775,273,280  $      599,229,748  $   3,692,493,746
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................            31,016                  (2)                 2
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................                 0               1,557            (42,081)
                                                                            ----------------  ------------------  -----------------
TOTAL NET ASSETS .........................................................  $ 14,775,304,296  $      599,231,303  $   3,692,451,667
                                                                            ----------------  ------------------  -----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ..................................................  $  1,923,740,974                 N/A  $   1,002,763,652
   SHARES OUTSTANDING - CLASS A ..........................................     1,923,742,528                 N/A      1,002,763,513
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ................  $           1.00                 N/A  $            1.00
   NET ASSETS - ADMINISTRATOR CLASS ......................................  $  1,118,144,553  $      311,956,537  $     533,219,446
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................     1,118,145,548         311,956,305        533,186,297
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....  $           1.00  $             1.00  $            1.00
   NET ASSETS - INSTITUTIONAL CLASS ......................................  $  6,302,336,984  $      287,274,766  $   1,022,799,015
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................     6,302,337,311         287,273,441      1,022,868,430
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....  $           1.00  $             1.00  $            1.00
   NET ASSETS - SERVICE CLASS ............................................  $  5,431,081,785                 N/A  $   1,133,669,554
   SHARES OUTSTANDING - SERVICE CLASS ....................................     5,431,087,365                 N/A      1,133,494,811
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ..........  $           1.00                 N/A  $            1.00
                                                                            ----------------  ------------------  -----------------
INVESTMENTS AT COST ......................................................  $ 14,792,961,236  $      597,993,980  $   3,679,334,209
                                                                            ================  ==================  =================

                                                                            PRIME INVESTMENT       TREASURY PLUS      100% TREASURY
                                                                                MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                                                        FUND                FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................  $  5,207,700,494  $      645,744,326  $   3,678,915,771
   REPURCHASE AGREEMENTS .................................................     2,380,453,121       5,544,298,000                  0
                                                                            ----------------  ------------------  -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................     7,588,153,615       6,190,042,326      3,678,915,771
                                                                            ----------------  ------------------  -----------------
   CASH ..................................................................                 0              50,845             50,834
   RECEIVABLE FOR FUND SHARES ISSUED .....................................                 0              57,892              5,936
   RECEIVABLE FOR INVESTMENTS SOLD .......................................                 0                   0        124,185,036
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................        16,297,739           2,235,992                  0
   PREPAID EXPENSES AND OTHER ASSETS .....................................                 0                   0                  0
                                                                            ----------------  ------------------  -----------------
TOTAL ASSETS .............................................................     7,604,451,354       6,192,387,055      3,803,157,577
                                                                            ----------------  ------------------  -----------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ...................................         3,318,628                   0                  0
   PAYABLE FOR INVESTMENTS PURCHASED .....................................                 0         249,496,389                  0
   DIVIDENDS PAYABLE .....................................................        24,036,893          16,565,218         12,182,319
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................         1,404,862           1,434,548            768,231
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............           465,051             841,100            786,973
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................            68,308              74,267              9,283
                                                                            ----------------  ------------------  -----------------
TOTAL LIABILITIES ........................................................        29,293,742         268,411,522         13,746,806
                                                                            ----------------  ------------------  -----------------
TOTAL NET ASSETS .........................................................  $  7,575,157,612  $    5,923,975,533  $   3,789,410,771
                                                                            ================  ==================  =================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................  $  7,575,182,342  $    5,924,110,211  $   3,789,433,803
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................                 1                 647            190,132
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................           (24,731)           (135,325)          (213,164)
                                                                            ----------------  ------------------  -----------------
TOTAL NET ASSETS .........................................................  $  7,575,157,612  $    5,923,975,533  $   3,789,410,771
                                                                            ----------------  ------------------  -----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ..................................................               N/A  $    2,855,587,842  $     229,692,045
   SHARES OUTSTANDING - CLASS A ..........................................               N/A       2,855,703,219        229,661,181
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ................               N/A  $             1.00  $            1.00
   NET ASSETS - ADMINISTRATOR CLASS ......................................               N/A                 N/A                N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................               N/A                 N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....               N/A                 N/A                N/A
   NET ASSETS - INSTITUTIONAL CLASS ......................................  $  5,810,735,944  $    1,967,213,421                N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................     5,810,767,895       1,967,411,041                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....  $           1.00  $             1.00                N/A
   NET ASSETS - SERVICE CLASS ............................................  $  1,764,421,668  $    1,101,174,270  $   3,559,718,726
   SHARES OUTSTANDING - SERVICE CLASS ....................................     1,764,421,910       1,101,212,048      3,559,777,528
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ..........  $           1.00  $             1.00  $            1.00
                                                                            ----------------  ------------------  -----------------
INVESTMENTS AT COST ......................................................  $  7,588,153,615  $    6,190,042,326  $   3,678,915,771
                                                                            ================  ==================  =================

                                                      STATEMENTS OF OPERATIONS--
                                                        FOR THE SIX MONTHS ENDED
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  CALIFORNIA
                                                                                    TAX-FREE     CASH INVESTMENT
                                                                                MONEY MARKET        MONEY MARKET
                                                                                        FUND                FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INTEREST ..............................................................  $     49,038,433  $      345,126,239
                                                                            ----------------  ------------------
TOTAL INVESTMENT INCOME ..................................................        49,038,433         345,126,239
                                                                            ----------------  ------------------
EXPENSES

   ADVISORY FEES .........................................................         4,087,541           6,864,952
   ADMINISTRATION FEES
      FUND LEVEL .........................................................           720,275           2,815,650
      CLASS A ............................................................         2,737,210                 N/A
      ADMINISTRATOR CLASS ................................................               N/A             513,614
      INSTITUTIONAL CLASS ................................................               N/A           2,728,637
      SERVICE CLASS ......................................................           235,637           3,528,650
   CUSTODY FEES ..........................................................           288,110           1,372,990
   SHAREHOLDER SERVICING FEES ............................................         3,601,376           7,864,968
   ACCOUNTING FEES .......................................................            77,787             335,759
   PROFESSIONAL FEES .....................................................            22,199              85,636
   REGISTRATION FEES .....................................................             7,500              87,730
   SHAREHOLDER REPORTS ...................................................            19,686              79,452
   TRUSTEES' FEES ........................................................             4,259               4,259
   OTHER FEES AND EXPENSES ...............................................             7,467             128,235
                                                                            ----------------  ------------------
TOTAL EXPENSES ...........................................................        11,809,047          26,410,532
                                                                            ----------------  ------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................        (2,837,426)         (3,088,338)
   NET EXPENSES ..........................................................         8,971,621          23,322,194
                                                                            ----------------  ------------------
NET INVESTMENT INCOME (LOSS) .............................................        40,066,812         321,804,045
                                                                            ----------------  ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................           183,846              13,618
                                                                            ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........  $     40,250,658  $      321,817,663
                                                                            ================  ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED
AUGUST 31, 2006 (UNAUDITED)             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                  GOVERNMENT            HERITAGE  NATIONAL TAX-FREE
                                                                                MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                                                        FUND                FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INTEREST ..............................................................  $    333,296,025  $       15,957,642  $      63,265,406
                                                                            ----------------  ------------------  -----------------
TOTAL INVESTMENT INCOME ..................................................       333,296,025          15,957,642         63,265,406
                                                                            ----------------  ------------------  -----------------

EXPENSES

   ADVISORY FEES .........................................................         6,666,469             319,528          1,826,069
   ADMINISTRATION FEES
      FUND LEVEL .........................................................         2,756,105             159,764            913,034
      CLASS A ............................................................         1,708,400                 N/A          1,093,029
      ADMINISTRATOR CLASS ................................................           533,327             146,542            272,308
      INSTITUTIONAL CLASS ................................................         2,095,560             138,388            387,916
      SERVICE CLASS ......................................................         3,284,575                 N/A            686,441
   CUSTODY FEES ..........................................................         1,333,294              63,906            365,214
   SHAREHOLDER SERVICING FEES ............................................         9,317,555             146,542          2,944,472
   ACCOUNTING FEES .......................................................           326,430              32,231             98,931
   PROFESSIONAL FEES .....................................................            84,440              11,819             27,996
   REGISTRATION FEES .....................................................           136,544              16,187            118,577
   SHAREHOLDER REPORTS ...................................................           128,433               8,976             61,078
   TRUSTEES' FEES ........................................................             4,259               4,259              4,259
   OTHER FEES AND EXPENSES ...............................................           133,989              12,827             39,739
                                                                            ----------------  ------------------  -----------------
TOTAL EXPENSES ...........................................................        28,509,380           1,060,969          8,839,063
                                                                            ----------------  ------------------  -----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................        (2,722,099)           (192,734)        (1,248,917)
   NET EXPENSES ..........................................................        25,787,281             868,235          7,590,146
                                                                            ----------------  ------------------  -----------------
NET INVESTMENT INCOME (LOSS) .............................................       307,508,744          15,089,407         55,675,260
                                                                            ----------------  ------------------  -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................                 0                 826              6,744
                                                                            ----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........  $    307,508,744  $       15,090,233  $      55,682,004
                                                                            ================  ==================  =================

                                                                            PRIME INVESTMENT       TREASURY PLUS      100% TREASURY
                                                                                MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                                                        FUND                FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INTEREST ..............................................................  $    147,654,433  $      132,210,267  $      93,432,766
                                                                            ----------------  ------------------  -----------------
TOTAL INVESTMENT INCOME ..................................................       147,654,433         132,210,267         93,432,766
                                                                            ----------------  ------------------  -----------------

EXPENSES

   ADVISORY FEES .........................................................         2,921,804           2,677,531          5,589,459
   ADMINISTRATION FEES
      FUND LEVEL .........................................................         1,405,286           1,321,322            993,351
      CLASS A ............................................................               N/A           3,041,642            240,779
      ADMINISTRATOR CLASS ................................................               N/A                 N/A                N/A
      INSTITUTIONAL CLASS ................................................         1,410,174             565,730                N/A
      SERVICE CLASS ......................................................         1,390,903             705,365          2,252,709
   CUSTODY FEES ..........................................................           584,361             535,506            397,341
   SHAREHOLDER SERVICING FEES ............................................         2,897,715           4,925,921          4,966,755
   ACCOUNTING FEES .......................................................           147,406             135,925            103,456
   PROFESSIONAL FEES .....................................................            45,684              34,767             32,132
   REGISTRATION FEES .....................................................            19,542              35,135             32,677
   SHAREHOLDER REPORTS ...................................................            33,911              60,177             37,575
   TRUSTEES' FEES ........................................................             4,259               4,259              4,259
   OTHER FEES AND EXPENSES ...............................................            67,399              33,657             76,186
                                                                            ----------------  ------------------  -----------------
TOTAL EXPENSES ...........................................................        10,928,444          14,076,937         14,726,679
                                                                            ----------------  ------------------  -----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................        (1,056,431)           (754,643)        (4,628,998)
   NET EXPENSES ..........................................................         9,872,013          13,322,294         10,097,681
                                                                            ----------------  ------------------  -----------------
NET INVESTMENT INCOME (LOSS) .............................................       137,782,420         118,887,973         83,335,085
                                                                            ----------------  ------------------  -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................             3,558                   0             46,135
                                                                            ----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........  $    137,785,978  $      118,887,973  $      83,381,220
                                                                            ================  ==================  =================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              CALIFORNIA TAX-FREE
                                                                                               MONEY MARKET FUND
                                                                             ------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED             FOR THE           FOR THE
                                                                              AUGUST 31, 2006        PERIOD ENDED        YEAR ENDED
                                                                                  (UNAUDITED)   FEBRUARY 28, 2006    MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................   $  2,968,478,627   $   2,779,262,878   $ 2,630,173,391
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................         40,066,812          50,734,384        20,705,802
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................            183,846              33,017            43,043
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........         40,250,658          50,767,401        20,748,845
                                                                             ----------------   -----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................        (34,290,285)        (42,610,256)      (17,377,220)
      ADMINISTRATOR CLASS ................................................                N/A                 N/A               N/A
      INSTITUTIONAL CLASS ................................................                N/A                 N/A               N/A
      SERVICE CLASS ......................................................         (5,788,600)         (8,124,129)       (3,328,633)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................                  0                   0          (193,610)
      ADMINISTRATOR CLASS ................................................                N/A                 N/A               N/A
      INSTITUTIONAL CLASS ................................................                N/A                 N/A               N/A
      SERVICE CLASS ......................................................                  0                   0           (37,086)
                                                                             ----------------   -----------------   ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................        (40,078,885)        (50,734,385)      (20,936,549)
                                                                             ----------------   -----------------   ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................      2,092,831,057       3,446,505,417     3,507,961,907
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................         31,784,032          39,058,022        15,629,406
   COST OF SHARES REDEEMED - CLASS A .....................................     (2,190,461,028)     (3,356,332,374)   (3,363,212,712)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................        (65,845,939)        129,231,065       160,378,601
                                                                             ----------------   -----------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................                N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................                N/A                 N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................                N/A                 N/A               N/A
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................                N/A                 N/A               N/A
                                                                             ----------------   -----------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................                N/A                 N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................                N/A                 N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................                N/A                 N/A               N/A
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................                N/A                 N/A               N/A
                                                                             ----------------   -----------------   ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................        679,977,115       1,055,035,051       899,858,046
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................          4,160,583           5,609,147         2,327,260
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................       (691,468,775)     (1,000,692,530)     (913,286,716)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................         (7,331,077)         59,951,668       (11,101,410)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................        (73,177,016)        189,182,733       149,277,191
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................        (73,005,243)        189,215,749       149,089,487
                                                                             ----------------   -----------------   ---------------
ENDING NET ASSETS ........................................................   $  2,895,473,384   $   2,968,478,627   $ 2,779,262,878
                                                                             ================   =================   ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................      2,092,831,057       3,446,505,417     3,507,961,907
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............         31,784,033          39,058,022        15,629,406
   SHARES REDEEMED - CLASS A .............................................     (2,190,461,028)     (3,356,332,374)   (3,363,212,712)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................        (65,845,938)        129,231,065       160,378,601
                                                                             ----------------   -----------------   ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................                N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..                N/A                 N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................                N/A                 N/A               N/A
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......                N/A                 N/A               N/A
                                                                             ----------------   -----------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................                N/A                 N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..                N/A                 N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................                N/A                 N/A               N/A
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......                N/A                 N/A               N/A
                                                                             ----------------   -----------------   ---------------
   SHARES SOLD - SERVICE CLASS ...........................................        679,977,115       1,055,035,049       899,858,046
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........          4,160,584           5,609,147         2,327,260
   SHARES REDEEMED - SERVICE CLASS .......................................       (691,468,775)     (1,000,692,530)     (913,286,716)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............         (7,331,076)         59,951,666       (11,101,410)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................        (73,177,014)        189,182,731       149,277,191
                                                                             ----------------   -----------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............   $         (1,038)  $          11,035   $        (1,037)
                                                                             ================   =================   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                 CASH INVESTMENT
                                                                                                MONEY MARKET FUND
                                                                             ------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED             FOR THE           FOR THE
                                                                              AUGUST 31, 2006        PERIOD ENDED        YEAR ENDED
                                                                                  (UNAUDITED)   FEBRUARY 28, 2006    MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................   $ 13,441,645,443   $  13,497,300,928   $ 14,593,000,107

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................        321,804,045         396,754,553        192,660,989
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................             13,618              99,796           (451,405)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        321,817,663         396,854,349        192,209,584
                                                                            ----------------   -----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ...........................................................                N/A                 N/A                N/A
      ADMINISTRATOR CLASS ...............................................        (24,067,234)        (25,424,209)        (8,209,453)
      INSTITUTIONAL CLASS ...............................................       (164,488,432)       (192,121,438)       (89,816,669)
      SERVICE CLASS .....................................................       (133,312,480)       (179,208,905)       (94,634,866)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ...........................................................                N/A                 N/A                N/A
      ADMINISTRATOR CLASS ...............................................                  0                   0             (3,193)
      INSTITUTIONAL CLASS ...............................................                  0                   0            (34,933)
      SERVICE CLASS .....................................................                  0                   0            (36,808)
                                                                            ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................       (321,868,146)       (396,754,552)      (192,735,922)
                                                                            ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ....................................                N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................                N/A                 N/A                N/A
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................      2,917,325,284       4,302,173,491      3,944,391,222
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................         20,337,214          21,007,176          7,392,358
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................     (3,031,071,563)     (3,791,854,905)    (3,613,607,458)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................        (93,409,065)        531,325,762        338,176,122
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................     21,040,254,054      33,548,761,266     97,750,620,446
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................         96,167,688         109,655,374         45,054,692
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................    (20,730,445,553)    (33,159,579,749)   (97,636,401,094)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................        405,976,189         498,836,891        159,274,044
                                                                            ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ............................     17,692,300,683      28,174,402,964     28,677,324,345
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................         63,674,894          95,015,710         54,692,371
   COST OF SHARES REDEEMED - SERVICE CLASS ..............................    (17,551,258,098)    (29,355,336,609)   (30,324,639,723)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS .........................................        204,717,479      (1,085,917,935)    (1,592,623,007)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................        517,284,603         (55,755,282)    (1,095,172,841)
                                                                            ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        517,234,120         (55,655,485)    (1,095,699,179)
                                                                            ----------------   -----------------   ----------------
ENDING NET ASSETS .......................................................   $ 13,958,879,563   $  13,441,645,443   $ 13,497,300,928
                                                                            ================   =================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................                N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............                N/A                 N/A                N/A
   SHARES REDEEMED - CLASS A ............................................                N/A                 N/A                N/A
                                                                            ----------------   -----------------   - --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................                N/A                 N/A                N/A
                                                                            ----------------   -----------------   - --------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................      2,917,325,284       4,302,173,491      3,944,391,222
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .         20,337,214          21,007,176          7,392,358
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................     (3,031,071,563)     (3,791,854,905)    (3,613,607,458)
                                                                            ----------------   -----------------   - --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....        (93,409,065)        531,325,762        338,176,122
                                                                            ----------------   -----------------   - --------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................................     21,040,254,006      33,548,761,265     97,750,620,446
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .         96,167,688         109,655,374         45,054,693
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................    (20,730,445,553)    (33,159,579,749)  ( 97,636,401,094)
                                                                            ----------------   -----------------   - --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....        405,976,141         498,836,890        159,274,045
                                                                            ----------------   -----------------   - --------------
   SHARES SOLD - SERVICE CLASS ..........................................     17,692,300,683      28,174,402,966     28,677,324,345
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......         63,674,894          95,015,710         54,692,371
   SHARES REDEEMED - SERVICE CLASS ......................................    (17,551,258,098)    (29,355,336,609)  ( 30,324,639,723)
                                                                            ----------------   -----------------   - --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...........        204,717,479      (1,085,917,933)    (1,592,623,007)
                                                                            ----------------   -----------------   - --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................        517,284,555         (55,755,281)    (1,095,172,840)
                                                                            ----------------   -----------------   - --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............   $         (7,752)  $          56,349   $         (7,752)
                                                                            ================   =================   = ==============

                                                                                                   GOVERNMENT
                                                                                                MONEY MARKET FUND
                                                                             ------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED             FOR THE           FOR THE
                                                                              AUGUST 31, 2006        PERIOD ENDED        YEAR ENDED
                                                                                  (UNAUDITED)   FEBRUARY 28, 2006    MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................   $ 11,959,678,588   $  10,359,039,186   $ 6,765,162,199

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................        307,508,744         335,710,051       133,906,897
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................                  0              24,124            12,629
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........        307,508,744         335,734,175       133,919,526
                                                                             ----------------   -----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................        (33,956,080)        (24,477,525)       (5,344,390)
      ADMINISTRATOR CLASS ................................................        (24,766,319)        (24,236,661)       (7,359,497)
      INSTITUTIONAL CLASS ................................................       (125,926,597)       (135,639,181)      (53,296,190)
      SERVICE CLASS ......................................................       (122,883,873)       (151,356,685)      (67,906,820)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................                  0                   0              (753)
      ADMINISTRATOR CLASS ................................................                  0                   0            (1,037)
      INSTITUTIONAL CLASS ................................................                  0                   0            (7,510)
      SERVICE CLASS ......................................................                  0                   0            (9,568)
                                                                             ----------------   -----------------   ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................       (307,532,869)       (335,710,052)     (133,925,765)
                                                                             ----------------   -----------------   ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................      1,151,160,869       1,423,421,663       665,433,163
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................         33,827,420          24,283,852         5,244,228
   COST OF SHARES REDEEMED - CLASS A .....................................       (485,453,877)       (790,328,776)     (469,014,824)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................        699,534,412         657,376,739       201,662,567
                                                                             ----------------   -----------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................      5,156,488,982       6,255,886,099     6,726,797,286
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................         18,185,632          19,662,362         3,947,147
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................     (4,932,762,858)     (5,996,055,439)   (6,294,511,632)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................        241,911,756         279,493,022       436,232,801
                                                                             ----------------   -----------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................     20,270,339,077      34,712,207,816    35,402,384,904
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................         37,907,137          48,029,552        14,119,050
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................    (18,514,654,133)    (34,216,354,098)  (32,923,357,239)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................      1,793,592,081         543,883,270     2,493,146,715
                                                                             ----------------   -----------------   ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................     21,447,341,012      38,013,954,253    37,225,402,698
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................         13,415,375          16,985,185         9,082,897
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................    (21,380,144,803)    (37,911,077,190)  (36,771,644,452)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................         80,611,584         119,862,248       462,841,143
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................      2,815,649,833       1,600,615,279     3,593,883,226
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................      2,815,625,708       1,600,639,402     3,593,876,987
                                                                             ----------------   -----------------   ---------------
ENDING NET ASSETS ........................................................   $ 14,775,304,296    $ 11,959,678,588   $10,359,039,186
                                                                             ================   =================   ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................      1,151,160,869       1,423,421,663       665,433,163
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............         33,827,420          24,283,852         5,244,228
   SHARES REDEEMED - CLASS A .............................................       (485,453,877)       (790,328,776)     (469,014,824)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................        699,534,412         657,376,739       201,662,567
                                                                             ----------------   -----------------   ---------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................      5,156,488,982       6,255,886,099     6,726,797,286
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..         18,185,632          19,662,362         3,947,147
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................     (4,932,762,858)     (5,996,055,439)   (6,294,511,632)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......        241,911,756         279,493,022       436,232,801
                                                                             ----------------   -----------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................     20,270,339,077      34,712,207,816    35,402,384,904
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..         37,907,136          48,029,552        14,119,050
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................    (18,514,654,133)    (34,216,354,098)  (32,923,357,239)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......      1,793,592,080         543,883,270     2,493,146,715
                                                                             ----------------   -----------------   ---------------
   SHARES SOLD - SERVICE CLASS ...........................................     21,447,341,012      38,013,954,252    37,225,402,698
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........         13,415,375          16,985,185         9,082,897
   SHARES REDEEMED - SERVICE CLASS .......................................    (21,380,144,803)    (37,911,077,190)  (36,771,644,452)
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............         80,611,584         119,862,247       462,841,143
                                                                             ----------------   -----------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................      2,815,649,832       1,600,615,278     3,593,883,226
                                                                             ----------------   -----------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............   $         31,016   $          55,141   $        31,018
                                                                             ================   =================   ===============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  HERITAGE
                                                                                              MONEY MARKET FUND
                                                                           -------------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE            FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006   OCTOBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................   $    708,055,592   $     640,417,504   $    615,188,134
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................         15,089,407           8,220,267         14,094,024
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................                826               1,087               (115)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........         15,090,233           8,221,354         14,093,909
                                                                           ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...........................................................                N/A                 N/A                N/A
     ADMINISTRATOR CLASS (NOTE 1) ......................................         (6,778,946)         (3,791,129)        (8,849,333)
     ADVISOR CLASS (NOTE 1) ............................................                N/A                 N/A                  0
     INSTITUTIONAL CLASS ...............................................         (8,310,703)         (4,429,139)        (5,244,691)
     SERVICE CLASS .....................................................                N/A                 N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...........................................................                N/A                 N/A                N/A
     ADMINISTRATOR CLASS ...............................................                  0                 N/A                N/A
     INSTITUTIONAL CLASS ...............................................                  0                   0                  0
     SERVICE CLASS .....................................................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................        (15,089,649)         (8,220,268)       (14,094,024)
                                                                           ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ...................................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..............................................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............        227,336,656         116,832,002        255,564,033
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ........          6,213,693           3,525,465          8,774,882
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..............       (210,564,937)       (133,080,784)      (415,414,892)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..................................         22,985,412         (12,723,317)      (151,075,977)
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1) ..................                N/A                 N/A                  0
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ..............                N/A                 N/A                594
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ....................                N/A                 N/A           (138,216)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ........................................                N/A                 N/A           (137,622)
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....................      2,078,722,723         490,121,180        560,678,077
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................          2,462,908           1,048,782          2,301,141
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......................     (2,212,995,916)       (410,809,643)      (386,536,134)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..................................       (131,810,285)         80,360,319        176,443,084
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ...........................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - SERVICE CLASS .............................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ........................................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ........................................................       (108,824,873)         67,637,002         25,229,485
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................       (108,824,289)         67,638,088         25,229,370
                                                                           ----------------   -----------------   ----------------
ENDING NET ASSETS ......................................................   $    599,231,303   $     708,055,592   $    640,417,504
                                                                           ================   =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                              NATIONAL TAX-FREE
                                                                                              MONEY MARKET FUND
                                                                           -------------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE            FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................   $  3,424,000,163   $   2,940,166,170   $  2,186,314,686
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................         55,675,260          77,635,860         25,812,613
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................              6,744             324,627            (42,034)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........         55,682,004          77,960,487         25,770,579
                                                                           ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...........................................................        (13,972,006)        (15,456,427)        (5,491,503)
     ADMINISTRATOR CLASS (NOTE 1) ......................................         (8,597,498)        (13,564,380)               N/A
     ADVISOR CLASS (NOTE 1) ............................................                N/A                 N/A                N/A
     INSTITUTIONAL CLASS ...............................................        (15,902,621)        (23,214,258)        (8,196,846)
     SERVICE CLASS .....................................................        (17,211,960)        (25,400,794)       (12,124,264)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...........................................................                  0             (60,602)           (78,320)
     ADMINISTRATOR CLASS ...............................................                  0             (60,720)                 0
     INSTITUTIONAL CLASS ...............................................                  0             (18,417)          (116,904)
     SERVICE CLASS .....................................................                  0            (132,684)          (172,918)
                                                                           ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................        (55,684,085)        (77,908,282)       (26,180,755)
                                                                           ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................................        895,154,059       1,660,036,058      1,518,234,814
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................         13,864,777          15,390,552          5,512,460
   COST OF SHARES REDEEMED - CLASS A ...................................       (907,338,976)     (1,386,738,970)    (1,432,897,857)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..............................................          1,679,860         288,687,640         90,849,417
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............        180,638,104       2,375,719,934                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ........          8,328,103          12,980,588                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..............       (217,535,682)     (1,826,922,276)               N/A
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..................................        (28,569,475)        561,778,246                N/A
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1) ..................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ..............                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ....................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ........................................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....................      4,961,779,581       8,362,985,778      6,349,839,660
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................          8,097,575          11,441,904          4,396,109
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......................     (4,647,608,421)     (8,706,165,133)    (5,624,007,925)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..................................        322,268,735        (331,737,451)       730,227,844
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ...........................      1,185,621,168       2,735,514,476      2,722,964,422
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................          4,318,662           9,010,437          4,566,856
   COST OF SHARES REDEEMED - SERVICE CLASS .............................     (1,216,865,365)     (2,779,471,560)    (2,794,346,879)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ........................................        (26,925,535)        (34,946,647)       (66,815,601)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ........................................................        268,453,585         483,781,788        754,261,660
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................        268,451,504         483,833,993        753,851,484
                                                                           ----------------   -----------------   ----------------
ENDING NET ASSETS ......................................................   $  3,692,451,667   $   3,424,000,163    $ 2,940,166,170
                                                                           ================   =================   ================

                                                                                              PRIME INVESTMENT
                                                                                              MONEY MARKET FUND
                                                                           -------------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE            FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................   $  4,221,660,864   $   4,087,156,755   $  2,552,031,912
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................        137,782,420         189,605,025         46,483,924
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................              3,558               8,497            (24,823)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........        137,785,978         189,613,522         46,459,101
                                                                           ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...........................................................                N/A                 N/A                N/A
     ADMINISTRATOR CLASS (NOTE 1) ......................................                N/A                 N/A                N/A
     ADVISOR CLASS (NOTE 1) ............................................                N/A                 N/A                N/A
     INSTITUTIONAL CLASS ...............................................        (85,858,185)       (122,539,302)       (22,300,314)
     SERVICE CLASS .....................................................        (51,931,929)        (67,065,723)       (24,183,613)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...........................................................                N/A                 N/A                N/A
     ADMINISTRATOR CLASS ...............................................                N/A                 N/A                N/A
     INSTITUTIONAL CLASS ...............................................                  0                   0               (316)
     SERVICE CLASS .....................................................                  0                   0               (342)
                                                                           ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................       (137,790,114)       (189,605,025)       (46,484,585)
                                                                           ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ...................................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..............................................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ........                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..............                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..................................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1) ..................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ..............                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ....................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADVISOR CLASS ........................................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....................     25,458,765,881      22,997,172,084     14,890,595,321
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................         36,800,024          32,951,081          6,205,711
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......................    (22,574,359,070)    (23,411,649,074)   (12,711,599,322)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..................................      2,921,206,835       (381,525,909)      2,185,201,710
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ...........................    105,770,764,327     159,728,224,570     89,829,820,847
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................            815,667           1,153,464            955,492
   COST OF SHARES REDEEMED - SERVICE CLASS .............................   (105,339,285,945)   (159,213,356,513)   (90,480,827,722)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ........................................        432,294,049         516,021,521       (650,051,383)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ........................................................      3,353,500,884         134,495,612      1,535,150,327
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................      3,353,496,748         134,504,109      1,535,124,843
                                                                           ----------------   -----------------   ----------------
ENDING NET ASSETS ......................................................   $  7,575,157,612   $   4,221,660,864   $  4,087,156,755
                                                                           ================   =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 HERITAGE
                                                                                              MONEY MARKET FUND
                                                                          --------------------------------------------------------
                                                                                   FOR THE
                                                                          SIX MONTHS ENDED             FOR THE             FOR THE
                                                                           AUGUST 31, 2006        PERIOD ENDED          YEAR ENDED
                                                                               (UNAUDITED)   FEBRUARY 28, 2006    OCTOBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................                N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........                N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS A ..........................................                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................        227,336,656         116,832,055         255,564,033
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS (NOTE 1) ...................................................          6,213,693           3,525,465           8,774,882
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................       (210,564,937)       (133,080,784)       (415,414,892)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...         22,985,412         (12,723,264)       (151,075,977)
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ...............................                N/A                 N/A                   0
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS
     (NOTE 1) .........................................................                N/A                 N/A                 594
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ...........................                N/A                 N/A            (138,216)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........                N/A                 N/A            (137,622)
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................      2,078,722,723         490,121,241         560,678,077
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS ............................................................          2,462,907           1,048,782           2,301,141
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................     (2,212,995,916)       (410,809,643)       (386,536,134)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...       (131,810,286)         80,360,380         176,443,084
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - SERVICE CLASS ........................................                N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....                N/A                 N/A                 N/A
   SHARES REDEEMED - SERVICE CLASS ....................................                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................       (108,824,874)         67,637,116          25,229,485
                                                                          ----------------    ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $             (2)   $            240    $              0
                                                                          ================    ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                             NATIONAL TAX-FREE
                                                                                              MONEY MARKET FUND
                                                                          --------------------------------------------------------
                                                                                   FOR THE
                                                                          SIX MONTHS ENDED             FOR THE             FOR THE
                                                                           AUGUST 31, 2006        PERIOD ENDED          YEAR ENDED
                                                                               (UNAUDITED)   FEBRUARY 28, 2006      MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................        895,154,059       1,660,036,058       1,518,234,814
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........         13,864,777          15,390,552           5,512,459
   SHARES REDEEMED - CLASS A ..........................................       (907,338,976)     (1,386,738,970)     (1,432,897,857)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............          1,679,860         288,687,640          90,849,416
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................        180,638,104       2,375,697,461                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS (NOTE 1) ...................................................          8,328,103          12,980,587                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................       (217,535,682)     (1,826,922,276)                N/A
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...        (28,569,475)        561,755,772                 N/A
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ...............................                N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS
     (NOTE 1) .........................................................                N/A                 N/A                 N/A
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ...........................                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................      4,961,779,582       8,362,985,778       6,349,839,660
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS ............................................................          8,097,575          11,441,904           4,396,109
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................     (4,647,608,421)     (8,706,165,133)     (5,624,007,925)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...        322,268,736        (331,737,451)        730,227,844
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - SERVICE CLASS ........................................      1,185,621,168       2,735,514,477       2,722,964,590
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....          4,318,662           9,010,437           4,566,856
   SHARES REDEEMED - SERVICE CLASS ....................................     (1,216,865,365)     (2,779,471,560)     (2,794,346,879)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........        (26,925,535)        (34,946,646)        (66,815,433)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................        268,453,586         483,759,315         754,261,827
                                                                          ----------------    ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $              2    $          8,827    $              0
                                                                          ================    ================    ================

                                                                                             PRIME INVESTMENT
                                                                                             MONEY MARKET FUND
                                                                          --------------------------------------------------------
                                                                                   FOR THE
                                                                          SIX MONTHS ENDED             FOR THE             FOR THE
                                                                           AUGUST 31, 2006        PERIOD ENDED          YEAR ENDED
                                                                               (UNAUDITED)   FEBRUARY 28, 2006      MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................                N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...........                N/A                 N/A                 N/A
   SHARES REDEEMED - CLASS A ..........................................                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................                N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
     CLASS (NOTE 1) ...................................................                N/A                 N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ...............................                N/A                 N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS
     (NOTE 1) .........................................................                N/A                 N/A                 N/A
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ...........................                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........                N/A                 N/A                 N/A
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................     25,458,765,881      22,997,172,084      14,890,595,321
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS ............................................................         36,800,024          32,951,081           6,205,711
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................    (22,574,359,070)    (23,411,649,074)    (12,711,599,322)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...      2,921,206,835        (381,525,909)      2,185,201,710
                                                                          ----------------    ----------------    ----------------
   SHARES SOLD - SERVICE CLASS ........................................    105,770,764,327     159,728,224,571      89,829,820,847
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .....            815,667           1,153,464             955,491
   SHARES REDEEMED - SERVICE CLASS ....................................   (105,339,285,945)   (159,213,356,514)    (90,480,827,722)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .........        432,294,049         516,021,521        (650,051,384)
                                                                          ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................      3,353,500,884         134,495,612       1,535,150,326
                                                                          ----------------    ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $              1    $          7,695    $              1
                                                                          ================    ================    ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                TREASURY PLUS
                                                                                              MONEY MARKET FUND
                                                                           -------------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE            FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................   $  4,879,764,763   $   4,971,385,295   $  5,747,241,499
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................        118,887,973         140,545,536         55,981,315
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................                  0              53,832           (163,649)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........        118,887,973         140,599,368         55,817,666
                                                                           ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...........................................................        (59,121,626)        (72,949,376)       (24,276,293)
     INSTITUTIONAL CLASS ...............................................        (33,693,951)        (38,279,612)       (19,346,848)
     SERVICE CLASS .....................................................        (26,089,006)        (29,316,547)       (12,358,177)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...........................................................                  0                   0             (1,993)
     INSTITUTIONAL CLASS ...............................................                  0                   0             (1,588)
     SERVICE CLASS .....................................................                  0                   0             (1,015)
                                                                           ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................       (118,904,583)       (140,545,535)       (55,985,914)
                                                                           ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................................      7,539,552,446      12,146,396,546     10,429,884,979
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................         18,418,742          23,294,362          7,427,144
   COST OF SHARES REDEEMED - CLASS A ...................................     (7,475,932,753)    (11,893,116,301)   (10,398,131,297)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..............................................         82,038,435         276,574,607         39,180,826
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....................      8,363,357,920      16,041,775,506     30,679,921,452
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................         16,382,850          15,558,664          5,919,568
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......................     (7,578,625,616)    (16,159,880,690)   (31,381,603,066)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..................................        801,115,154        (102,546,520)      (695,762,046)
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ...........................      9,502,726,687      14,411,828,408     18,558,403,584
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................          3,432,691           4,064,352          1,815,019
   COST OF SHARES REDEEMED - SERVICE CLASS .............................     (9,345,085,587)    (14,681,595,212)   (18,679,325,339)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ........................................        161,073,791        (265,702,452)      (119,106,736)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ........................................................      1,044,227,380         (91,674,365)      (775,687,956)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................      1,044,210,770         (91,620,532)      (775,856,204)
                                                                           ----------------   -----------------   ----------------
ENDING NET ASSETS ......................................................    $ 5,923,975,533   $   4,879,764,763   $  4,971,385,295
                                                                           ================   =================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...............................................      7,539,552,446      12,146,396,381     10,429,884,979
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............         18,418,742          23,294,362          7,427,144
   SHARES REDEEMED - CLASS A ...........................................     (7,475,932,753)    (11,893,116,301)   (10,398,131,297)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................         82,038,435         276,574,442         39,180,826
                                                                           ----------------   -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...................................      8,363,357,920      16,041,775,507     30,679,921,450
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS .............................................................         16,382,850          15,558,664          5,919,568
   SHARES REDEEMED - INSTITUTIONAL CLASS ...............................     (7,578,625,616)    (16,159,880,690)   (31,381,603,066)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....        801,115,154        (102,546,519)      (695,762,048)
                                                                           ----------------   -----------------   ----------------
   SHARES SOLD - SERVICE CLASS .........................................      9,502,726,688      14,411,828,408     18,558,403,584
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......          3,432,691           4,064,352          1,815,019
   SHARES REDEEMED - SERVICE CLASS .....................................     (9,345,085,587)    (14,681,595,212)   (18,679,325,339)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........        161,073,792        (265,702,452)      (119,106,736)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..................................................      1,044,227,381         (91,674,529)      (775,687,958)
                                                                           ----------------   -----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $            647   $          17,256   $            644
                                                                           ================   =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                100% TREASURY
                                                                                              MONEY MARKET FUND
                                                                           -------------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE            FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................   $  3,783,181,409  $    3,192,222,434   $  3,140,902,133
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................         83,335,085          90,583,393         34,956,971
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................             46,135            (116,024)               999
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........         83,381,220          90,467,369         34,957,970
                                                                           ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...........................................................         (4,462,551)         (4,456,262)        (1,554,213)
     INSTITUTIONAL CLASS ...............................................                N/A                 N/A                N/A
     SERVICE CLASS .....................................................        (78,884,335)        (86,127,132)       (33,402,758)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...........................................................                  0                   0             (3,210)
     INSTITUTIONAL CLASS ...............................................                N/A                 N/A                N/A
     SERVICE CLASS .....................................................                  0                   0            (68,994)
                                                                           ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................        (83,346,886)        (90,583,394)       (35,029,175)
                                                                           ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................................        339,009,358         398,909,877        319,141,466
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................          4,437,259           4,383,378          1,544,672
   COST OF SHARES REDEEMED - CLASS A ...................................       (315,140,779)       (362,135,295)      (323,331,614)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..............................................         28,305,838          41,157,960         (2,645,476)
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..................................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ...........................     11,128,873,679      19,212,585,427     17,521,081,934
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................         10,805,182          13,209,599          4,347,987
   COST OF SHARES REDEEMED - SERVICE CLASS .............................    (11,161,789,671)    (18,675,877,986)   (17,471,392,939)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ........................................        (22,110,810)        549,917,040         54,036,982
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ........................................................          6,195,028         591,075,000         51,391,506
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................          6,229,362         590,958,975         51,320,301
                                                                           ----------------   -----------------   ----------------
ENDING NET ASSETS ......................................................   $  3,789,410,771  $    3,783,181,409   $  3,192,222,434
                                                                           ================   =================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...............................................        339,009,356         398,909,876        319,141,466
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............          4,437,259           4,383,378          1,544,672
   SHARES REDEEMED - CLASS A ...........................................       (315,140,779)       (362,135,295)      (323,331,614)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ................         28,305,836          41,157,959         (2,645,476)
                                                                           ----------------   -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...................................                N/A                 N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
     CLASS .............................................................                N/A                 N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ...............................                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ....                N/A                 N/A                N/A
                                                                           ----------------   -----------------   ----------------
   SHARES SOLD - SERVICE CLASS .........................................     11,128,873,679      19,212,585,427     17,521,081,937
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ......         10,805,183          13,209,599          4,347,987
   SHARES REDEEMED - SERVICE CLASS .....................................    (11,161,789,672)    (18,675,877,986)   (17,471,392,939)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..........        (22,110,810)        549,917,040         54,036,985
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..................................................          6,195,026         591,074,999         51,391,509
                                                                           ----------------   -----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........   $        190,132  $          201,933   $        172,889
                                                                           ================   =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                     BEGINNING                              AND   DISTRIBUTIONS
                                                     NET ASSET             NET       UNREALIZED        FROM NET
                                                     VALUE PER      INVESTMENT   GAIN (LOSS) ON      INVESTMENT
                                                         SHARE   INCOME (LOSS)      INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.01             0.00          (0.01)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.02             0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...................      $1.00            0.02             0.00          (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ...................      $1.00            0.03             0.00          (0.03)

CASH INVESTMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.01             0.00          (0.01)
JULY 31, 2003(3) TO MARCH 31, 2004 ................      $1.00            0.01             0.00          (0.01)

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.02             0.00          (0.02)
APRIL 1, 2003 TO MARCH 31, 2004 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...................      $1.00            0.02             0.00          (0.02)
APRIL 1, 2001 TO MARCH 31, 2002 ...................      $1.00            0.03             0.00          (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...................      $1.00            0.06             0.00          (0.06)

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...................      $1.00            0.03             0.00          (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...................      $1.00            0.06             0.00          (0.06)

GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.01             0.00          (0.01)
JULY 31, 2003(3) TO MARCH 31, 2004 ................      $1.00            0.01             0.00          (0.01)

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.02             0.00          (0.02)
JULY 28, 2003(3) TO MARCH 31, 2004 ................      $1.00            0.01             0.00          (0.01)

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...................      $1.00            0.03             0.00          (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...................      $1.00            0.05             0.00          (0.05)

HERITAGE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ..........      $1.00            0.01             0.00          (0.01)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..............      $1.00            0.03             0.00          (0.03)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............      $1.00            0.01             0.00          (0.01)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............      $1.00            0.01             0.00          (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............      $1.00            0.02             0.00          (0.02)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............      $1.00            0.05             0.00          (0.05)

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          FROM NET   NET ASSET   -----------------------------------------------
                                                          REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                             GAINS       SHARE           INCOME   EXPENSES     WAIVED   EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            2.95%      0.73%    (0.28)%      0.45%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            2.18%      0.74%    (0.29)%      0.45%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.00%      0.66%    (0.21)%      0.45%
APRIL 1, 2003 TO MARCH 31, 2004 ...................           0.00       $1.00            0.56%      0.50%    (0.05)%      0.45%
APRIL 1, 2002 TO MARCH 31, 2003 ...................           0.00       $1.00            0.90%      0.50%    (0.05)%      0.45%
APRIL 1, 2001 TO MARCH 31, 2002 ...................           0.00       $1.00            1.62%      0.49%    (0.04)%      0.45%
APRIL 1, 2000 TO MARCH 31, 2001 ...................           0.00       $1.00            3.10%      0.57%    (0.12)%      0.45%

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.69%      0.37%    (0.02)%      0.35%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            3.37%      0.37%    (0.02)%      0.35%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.57%      0.37%    (0.02)%      0.35%
JULY 31, 2003(3) TO MARCH 31, 2004 ................           0.00       $1.00            0.79%      0.39%    (0.04)%      0.35%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.82%      0.25%    (0.05)%      0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            3.50%      0.25%    (0.05)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.61%      0.26%    (0.06)%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...................           0.00       $1.00            0.97%      0.26%    (0.04)%      0.22%
APRIL 1, 2002 TO MARCH 31, 2003 ...................           0.00       $1.00            1.52%      0.28%    (0.03)%      0.25%
APRIL 1, 2001 TO MARCH 31, 2002 ...................           0.00       $1.00            3.14%      0.28%    (0.03)%      0.25%
APRIL 1, 2000 TO MARCH 31, 2001 ...................           0.00       $1.00            6.16%      0.31%    (0.06)%      0.25%

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.53%      0.54%    (0.04)%      0.50%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            3.12%      0.54%    (0.04)%      0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.26%      0.55%    (0.05)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ...................           0.00       $1.00            0.70%      0.55%    (0.06)%      0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ...................           0.00       $1.00            1.31%      0.54%    (0.06)%      0.48%
APRIL 1, 2001 TO MARCH 31, 2002 ...................           0.00       $1.00            2.91%      0.54%    (0.06)%      0.48%
APRIL 1, 2000 TO MARCH 31, 2001 ...................           0.00       $1.00            5.94%      0.54%    (0.06)%      0.48%

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.64%      0.37%    (0.02)%      0.35%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            3.33%      0.38%    (0.03)%      0.35%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.59%      0.38%    (0.03)%      0.35%
JULY 31, 2003(3) TO MARCH 31, 2004 ................           0.00       $1.00            0.75%      0.37%    (0.02)%      0.35%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.81%      0.25%    (0.05)%      0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            3.45%      0.26%    (0.06)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.66%      0.26%    (0.06)%      0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 ................           0.00       $1.00            0.90%      0.25%    (0.05)%      0.20%

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.49%      0.54%    (0.04)%      0.50%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            3.13%      0.55%    (0.05)%      0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.26%      0.55%    (0.05)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ...................           0.00       $1.00            0.65%      0.55%    (0.05)%      0.50%
APRIL 1, 2002 TO MARCH 31, 2003 ...................           0.00       $1.00            1.24%      0.54%    (0.04)%      0.50%
APRIL 1, 2001 TO MARCH 31, 2002 ...................           0.00       $1.00            2.67%      0.52%    (0.02)%      0.50%
APRIL 1, 2000 TO MARCH 31, 2001 ...................           0.00       $1.00            5.79%      0.56%    (0.06)%      0.50%

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.63%      0.40%    (0.02)%      0.38%
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ..........           0.00       $1.00            3.91%      0.40%    (0.02)%      0.38%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..............           0.00       $1.00            2.41%      0.56%    (0.17)%      0.39%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............           0.00       $1.00            0.86%      0.68%    (0.28)%      0.40%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............           0.00       $1.00            0.95%      0.62%    (0.22)%      0.40%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............           0.00       $1.00            1.69%      0.60%    (0.20)%      0.40%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............           0.00       $1.00            4.68%      0.58%    (0.18)%      0.40%

                                                                   NET ASSETS AT
                                                       TOTAL       END OF PERIOD
                                                      RETURN(2)  (000'S OMITTED)
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    1.50%          $  408,742
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    2.04%          $  416,048
APRIL 1, 2004 TO MARCH 31, 2005 ...................    0.99%          $  356,093
APRIL 1, 2003 TO MARCH 31, 2004 ...................    0.56%          $  367,216
APRIL 1, 2002 TO MARCH 31, 2003 ...................    0.93%          $  304,422
APRIL 1, 2001 TO MARCH 31, 2002 ...................    1.75%          $  262,866
APRIL 1, 2000 TO MARCH 31, 2001 ...................    3.20%          $  150,149

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.38%          $1,057,205
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    3.06%          $1,150,617
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.45%          $  619,286
JULY 31, 2003(3) TO MARCH 31, 2004 ................    0.53%          $  281,124

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.46%          $6,903,217
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    3.21%          $6,497,267
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.60%          $5,998,383
APRIL 1, 2003 TO MARCH 31, 2004 ...................    0.98%          $5,839,329
APRIL 1, 2002 TO MARCH 31, 2003 ...................    1.54%          $5,175,328
APRIL 1, 2001 TO MARCH 31, 2002 ...................    3.28%          $5,478,005
APRIL 1, 2000 TO MARCH 31, 2001 ...................    6.38%          $3,332,149

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.31%         $ 5,998,457
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    2.92%         $ 5,793,762
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.30%         $ 6,879,632
APRIL 1, 2003 TO MARCH 31, 2004 ...................    0.70%         $ 8,472,548
APRIL 1, 2002 TO MARCH 31, 2003 ...................    1.31%         $10,590,565
APRIL 1, 2001 TO MARCH 31, 2002 ...................    3.05%         $13,345,951
APRIL 1, 2000 TO MARCH 31, 2001 ...................    6.14%         $12,307,775

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.36%          $1,118,145
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    3.05%          $  876,234
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.41%          $  596,740
JULY 31, 2003(3) TO MARCH 31, 2004 ................    0.50%          $  160,507

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.44%          $6,302,337
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    3.19%          $4,508,755
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.57%          $3,964,854
JULY 28, 2003(3) TO MARCH 31, 2004 ................    0.61%          $1,471,711

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.28%          $5,431,082
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    2.91%          $5,350,480
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.26%          $5,230,613
APRIL 1, 2003 TO MARCH 31, 2004 ...................    0.65%          $4,767,774
APRIL 1, 2002 TO MARCH 31, 2003 ...................    1.27%          $4,837,603
APRIL 1, 2001 TO MARCH 31, 2002 ...................    2.86%          $5,752,411
APRIL 1, 2000 TO MARCH 31, 2001 ...................    5.97%          $3,181,143

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.35%          $  311,957
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ..........    1.29%          $  288,971
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..............    2.54%          $  301,694
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............    0.88%          $  452,770
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............    0.94%          $  706,440
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............    1.69%          $1,034,437
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............    4.73%          $1,343,523

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                     BEGINNING                              AND   DISTRIBUTIONS
                                                     NET ASSET             NET       UNREALIZED        FROM NET
                                                     VALUE PER      INVESTMENT   GAIN (LOSS) ON      INVESTMENT
                                                         SHARE   INCOME (LOSS)      INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ..........      $1.00            0.01             0.00          (0.01)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..............      $1.00            0.03             0.00          (0.03)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............      $1.00            0.01             0.00          (0.01)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............      $1.00            0.01             0.00          (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............      $1.00            0.02             0.00          (0.02)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............      $1.00            0.05             0.00          (0.05)

NATIONAL TAX-FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 11, 2005(3) TO FEBRUARY 28, 2006 ............      $1.00            0.02             0.00          (0.02)

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.02             0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...................      $1.00            0.02             0.00          (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ...................      $1.00            0.04             0.00          (0.04)

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.02             0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...................      $1.00            0.02             0.00          (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ...................      $1.00            0.04             0.00          (0.04)

PRIME INVESTMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.02             0.00          (0.02)
JULY 28, 2003(3) TO MARCH 31, 2004 ................      $1.00            0.01             0.00          (0.01)

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...................      $1.00            0.03             0.00          (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...................      $1.00            0.06             0.00          (0.06)

TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...................      $1.00            0.03             0.00          (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...................      $1.00            0.06             0.00          (0.06)

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      $1.00            0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............      $1.00            0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...................      $1.00            0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...................      $1.00            0.03             0.00          (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...................      $1.00            0.06             0.00          (0.06)

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          FROM NET   NET ASSET   -----------------------------------------------
                                                          REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                             GAINS       SHARE           INCOME   EXPENSES     WAIVED   EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.80%      0.28%    (0.10)%      0.18%
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ..........           0.00       $1.00            4.13%      0.28%    (0.10)%      0.18%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..............           0.00       $1.00            2.97%      0.28%    (0.10)%      0.18%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............           0.00       $1.00            1.07%      0.26%    (0.08)%      0.18%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............           0.00       $1.00            1.25%      0.22%    (0.04)%      0.18%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............           0.00       $1.00            1.86%      0.21%    (0.03)%      0.18%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............           0.00       $1.00            4.47%      0.24%    (0.06)%      0.18%

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            3.16%      0.39%    (0.09)%      0.30%
APRIL 11, 2005(3) TO FEBRUARY 28, 2006 ............           0.00       $1.00            2.39%      0.39%    (0.09)%      0.30%

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            3.28%      0.27%    (0.07)%      0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            2.46%      0.27%    (0.07)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.37%      0.26%    (0.06)%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...................           0.00       $1.00            0.82%      0.26%    (0.04)%      0.22%
APRIL 1, 2002 TO MARCH 31, 2003 ...................           0.00       $1.00            1.23%      0.29%     0.00%       0.29%
APRIL 1, 2001 TO MARCH 31, 2002 ...................           0.00       $1.00            2.05%      0.38%    (0.08)%      0.30%
APRIL 1, 2000 TO MARCH 31, 2001 ...................           0.00       $1.00            3.86%      0.37%    (0.07)%      0.30%

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            3.01%      0.56%    (0.11)%      0.45%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            2.23%      0.56%    (0.11)%      0.45%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.01%      0.55%    (0.10)%      0.45%
APRIL 1, 2003 TO MARCH 31, 2004 ...................           0.00       $1.00            0.62%      0.55%    (0.10)%      0.45%
APRIL 1, 2002 TO MARCH 31, 2003 ...................           0.00       $1.00            1.06%      0.55%    (0.10)%      0.45%
APRIL 1, 2001 TO MARCH 31, 2002 ...................           0.00       $1.00            1.96%      0.54%    (0.09)%      0.45%
APRIL 1, 2000 TO MARCH 31, 2001 ...................           0.00       $1.00            3.68%      0.56%    (0.11)%      0.45%

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.87%      0.26%    (0.06)%      0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            3.46%      0.26%    (0.06)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.87%      0.26%    (0.06)%      0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 ................           0.00       $1.00            0.89%      0.25%    (0.05)%      0.20%

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.48%      0.55%     0.00%       0.55%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            3.18%      0.55%     0.00%       0.55%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.20%      0.55%     0.00%       0.55%
APRIL 1, 2003 TO MARCH 31, 2004 ...................           0.00       $1.00            0.59%      0.55%    (0.01)%      0.54%
APRIL 1, 2002 TO MARCH 31, 2003 ...................           0.00       $1.00            1.14%      0.55%     0.00%       0.55%
APRIL 1, 2001 TO MARCH 31, 2002 ...................           0.00       $1.00            2.64%      0.55%     0.00%       0.55%
APRIL 1, 2000 TO MARCH 31, 2001 ...................           0.00       $1.00            5.72%      0.63%    (0.08)%      0.55%

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.76%      0.26%    (0.06)%      0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            3.29%      0.26%    (0.06)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.39%      0.27%    (0.07)%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...................           0.00       $1.00            0.88%      0.26%    (0.06)%      0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ...................           0.00       $1.00            1.38%      0.29%    (0.08)%      0.21%
APRIL 1, 2001 TO MARCH 31, 2002 ...................           0.00       $1.00            2.78%      0.29%    (0.08)%      0.21%
APRIL 1, 2000 TO MARCH 31, 2001 ...................           0.00       $1.00            5.88%      0.30%    (0.05)%      0.25%

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......           0.00       $1.00            4.44%      0.55%    (0.05)%      0.50%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............           0.00       $1.00            2.99%      0.55%    (0.05)%      0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ...................           0.00       $1.00            1.12%      0.56%    (0.06)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ...................           0.00       $1.00            0.60%      0.55%    (0.06)%      0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ...................           0.00       $1.00            1.18%      0.55%    (0.09)%      0.46%
APRIL 1, 2001 TO MARCH 31, 2002 ...................           0.00       $1.00            2.54%      0.53%    (0.07)%      0.46%
APRIL 1, 2000 TO MARCH 31, 2001 ...................           0.00       $1.00            5.64%      0.55%    (0.09)%      0.46%

                                                                   NET ASSETS AT
                                                       TOTAL       END OF PERIOD
                                                      RETURN(2)  (000'S OMITTED)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.46%          $  287,275
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ..........    1.36%          $  419,084
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ..............    2.75%          $  338,723
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............    1.10%          $  162,280
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............    1.16%          $  263,513
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............    1.91%          $1,079,326
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..............    4.96%          $  698,615

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

ADMINISTRATOR CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    1.60%          $  533,219
APRIL 11, 2005(3) TO FEBRUARY 28, 2006 ............    2.21%          $  561,788

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    1.66%          $1,022,799
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    2.31%          $  700,534
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.27%          $1,032,250
APRIL 1, 2003 TO MARCH 31, 2004 ...................    0.85%          $  302,140
APRIL 1, 2002 TO MARCH 31, 2003 ...................    1.23%          $  126,969
APRIL 1, 2001 TO MARCH 31, 2002 ...................    2.20%          $  138,179
APRIL 1, 2000 TO MARCH 31, 2001 ...................    3.93%          $   65,265

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    1.53%          $1,133,670
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    2.08%          $1,160,594
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.02%          $1,195,511
APRIL 1, 2003 TO MARCH 31, 2004 ...................    0.62%          $1,262,512
APRIL 1, 2002 TO MARCH 31, 2003 ...................    1.07%          $1,401,583
APRIL 1, 2001 TO MARCH 31, 2002 ...................    2.05%          $1,433,976
APRIL 1, 2000 TO MARCH 31, 2001 ...................    3.78%          $1,183,279

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.45%          $5,810,736
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    3.23%          $2,889,532
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.58%          $3,271,052
JULY 28, 2003(3) TO MARCH 31, 2004 ................    0.60%          $1,085,856

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.27%          $1,764,422
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    2.90%          $1,332,129
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.22%          $  816,105
APRIL 1, 2003 TO MARCH 31, 2004 ...................    0.60%          $1,466,176
APRIL 1, 2002 TO MARCH 31, 2003 ...................    1.14%          $1,818,364
APRIL 1, 2001 TO MARCH 31, 2002 ...................    2.80%          $2,006,493
APRIL 1, 2000 TO MARCH 31, 2001 ...................    6.02%          $1,678,432

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.40%          $1,967,213
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    3.07%          $1,166,102
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.48%          $1,268,636
APRIL 1, 2003 TO MARCH 31, 2004 ...................    0.88%          $1,964,435
APRIL 1, 2002 TO MARCH 31, 2003 ...................    1.45%          $1,565,864
APRIL 1, 2001 TO MARCH 31, 2002 ...................    2.97%          $  905,766
APRIL 1, 2000 TO MARCH 31, 2001 ...................    6.05%          $  415,965

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......    2.25%          $1,101,174
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .............    2.78%          $  940,104
APRIL 1, 2004 TO MARCH 31, 2005 ...................    1.17%          $1,205,795
APRIL 1, 2003 TO MARCH 31, 2004 ...................    0.60%          $1,324,943
APRIL 1, 2002 TO MARCH 31, 2003 ...................    1.20%          $1,207,609
APRIL 1, 2001 TO MARCH 31, 2002 ...................    2.73%          $1,158,202
APRIL 1, 2000 TO MARCH 31, 2001 ...................    5.83%          $1,050,508

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                     BEGINNING                              AND   DISTRIBUTIONS
                                                     NET ASSET             NET       UNREALIZED        FROM NET
                                                     VALUE PER      INVESTMENT   GAIN (LOSS) ON      INVESTMENT
                                                         SHARE   INCOME (LOSS)      INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..          $1.00            0.02             0.00           (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........          $1.00            0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ...............          $1.00            0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...............          $1.00            0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...............          $1.00            0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...............          $1.00            0.03             0.00           (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...............          $1.00            0.05             0.00           (0.05)

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          FROM NET   NET ASSET   --------------------------------------------------
                                                          REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES           NET
                                                             GAINS       SHARE           INCOME   EXPENSES     WAIVED      EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..               0.00       $1.00            4.20%      0.74%    (0.24)%         0.50%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........               0.00       $1.00            2.89%      0.73%    (0.23)%         0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ...............               0.00       $1.00            1.12%      0.68%    (0.18)%         0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ...............               0.00       $1.00            0.52%      0.55%    (0.06)%         0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ...............               0.00       $1.00            1.12%      0.55%    (0.09)%         0.46%
APRIL 1, 2001 TO MARCH 31, 2002 ...............               0.00       $1.00            2.53%      0.55%    (0.09)%         0.46%
APRIL 1, 2000 TO MARCH 31, 2001 ...............               0.00       $1.00            5.41%      0.55%    (0.09)%         0.46%

                                                                   NET ASSETS AT
                                                        TOTAL      END OF PERIOD
                                                       RETURN(2) (000'S OMITTED)
---------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------

SERVICE CLASS
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..         2.14%        $ 3,559,719
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........         2.64%        $ 3,581,797
APRIL 1, 2004 TO MARCH 31, 2005 ...............         1.11%        $ 3,031,989
APRIL 1, 2003 TO MARCH 31, 2004 ...............         0.53%        $ 2,978,019
APRIL 1, 2002 TO MARCH 31, 2003 ...............         1.15%        $ 2,725,643
APRIL 1, 2001 TO MARCH 31, 2002 ...............         2.68%        $ 2,501,888
APRIL 1, 2000 TO MARCH 31, 2001 ...............         5.59%        $ 2,254,618

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year end from March 31 to February 28.

(5)   The Fund changed its fiscal year end from October 31 to February 28.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)                             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund. Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                               Before Reorganization                          After Reorganization
                                       --------------------------------------------------------------------   ---------------------
                                             Target Fund              Target Fund          Acquiring Fund**        Wells Fargo
                                       Strong Florida Municipal          Strong              Wells Fargo       Advantage National
                                             Money Market            Tax-Free Money       National Tax-Free      Tax-Free Money
Fund                                            Fund                      Fund            Money Market Fund        Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
Shares:
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS A                                                     0                       0         737,825,002            737,825,002
-----------------------------------------------------------------------------------------------------------------------------------
  ADMINISTRATOR CLASS*                                        0                       0                   0            979,348,537
-----------------------------------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS                                         0                       0       1,203,664,926          1,203,664,926
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTOR CLASS*                                    30,965,555             948,382,982                   0                      0
-----------------------------------------------------------------------------------------------------------------------------------
  SERVICE CLASS                                               0                       0       1,202,555,668          1,202,555,668
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS A                                      $              0       $               0    $    737,834,448        $   737,834,448
-----------------------------------------------------------------------------------------------------------------------------------
  ADMINISTRATOR CLASS*                                        0                       0                   0            979,371,575
-----------------------------------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS                                         0                       0       1,203,577,280          1,203,577,280
-----------------------------------------------------------------------------------------------------------------------------------
  INVESTOR CLASS*                                    30,965,555             948,406,020                   0                      0
-----------------------------------------------------------------------------------------------------------------------------------
  SERVICE CLASS                                               0                       0       1,202,699,888          1,202,699,888
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)           $              0       $         (31,969)   $       (134,237)       $      (166,206)
-----------------------------------------------------------------------------------------------------------------------------------

* Effective at the close of business on April 8, 2005, Investor Class of Strong Florida Municipal Money Market Fund and Strong Tax-Free Money Fund merged into Administrator Class of Wells Fargo Advantage National Tax-Free Money Market Fund.

**    Designates the accounting survivor.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code.

                              Acquiring Fund                                                Target Fund
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR CLASS         STRONG HERITAGE MONEY FUND-INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR CLASS         STRONG HERITAGE MONEY FUND-ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - INSTITUTIONAL CLASS         STRONG HERITAGE MONEY FUND-INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                             (UNAUDITED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2006.

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                   Capital Loss
Fund                                          Year Expires        Carryforwards
-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND            2014             $      51,212
-------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                2013                   420,331
-------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND               2013                    25,981
                                                 2014                     2,111
-------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                  2013                   135,324
-------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                  2013                    37,866
                                                 2014                   162,921
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)                             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      At February 28, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                                    Deferred
                                                                  Post-October
Fund                                                              Capital Loss
-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                             $      25,460
-------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                                      48,825
-------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                                          197
-------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                                          58,512

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                             Subadvisory
                                                     Advisory Fees                                            Fees (% of
                                 Average Daily       (% of Average                       Average Daily      Average Daily
Fund                               Net Assets      Daily Net Assets)    Subadviser         Net Assets        Net Assets)
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE             First $1 billion         0.300         Wells Capital   First $1 billion         0.050
MONEY MARKET FUND                Next $4 billion         0.275           Management     Next $2 billion         0.030
                                 Over $5 billion         0.250          Incorporated    Next $3 billion         0.020
                                                                                        Over $6 billion         0.010
-------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT                 All asset levels         0.100         Wells Capital   First $1 billion         0.050
MONEY MARKET FUND                                                        Management     Next $2 billion         0.030
                                                                        Incorporated    Next $3 billion         0.020
                                                                                        Over $6 billion         0.010
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT                      All asset levels         0.100         Wells Capital   First $1 billion         0.050
MONEY MARKET FUND                                                        Management     Next $2 billion         0.030
                                                                        Incorporated    Next $3 billion         0.020
                                                                                        Over $6 billion         0.010
-------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND      All asset levels         0.100         Wells Capital   First $1 billion         0.050
                                                                         Management     Next $2 billion         0.030
                                                                        Incorporated    Next $3 billion         0.020
                                                                                        Over $6 billion         0.010
-------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE               All asset levels         0.100         Wells Capital   First $1 billion         0.050
MONEY MARKET FUND                                                        Management     Next $2 billion         0.030
                                                                        Incorporated    Next $3 billion         0.020
                                                                                        Over $6 billion         0.010
-------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT                All asset levels         0.100         Wells Capital   First $1 billion         0.050
MONEY MARKET FUND                                                        Management     Next $2 billion         0.030
                                                                        Incorporated    Next $3 billion         0.020
                                                                                        Over $6 billion         0.010

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             Subadvisory
                                                     Advisory Fees                                            Fees (% of
                                 Average Daily       (% of Average                       Average Daily      Average Daily
Fund                               Net Assets      Daily Net Assets)    Subadviser         Net Assets        Net Assets)
-------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS                   All asset levels         0.100         Wells Capital     First $1 billion       0.050
MONEY MARKET FUND                                                        Management       Next $2 billion       0.030
                                                                        Incorporated      Next $3 billion       0.020
                                                                                          Over $6 billion       0.010
-------------------------------------------------------------------------------------------------------------------------
100% TREASURY                   First $1 billion         0.300         Wells Capital     First $1 billion       0.050
MONEY MARKET FUND                Next $4 billion         0.275           Management       Next $2 billion       0.030
                                 Over $5 billion         0.250          Incorporated      Next $3 billion       0.020
                                                                                          Over $6 billion       0.010

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            Administration Fees
                                     Average Daily             (% of Average
                                      Net Assets             Daily Net Assets)
-------------------------------------------------------------------------------
FUND LEVEL                         First $5 billion                0.05
                                    Next $5 billion                0.04
                                   Over $10 billion                0.03
-------------------------------------------------------------------------------
ADMINISTRATOR CLASS                All asset levels                0.10
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS                All asset levels                0.08
-------------------------------------------------------------------------------
SERVICE CLASS                      All asset levels                0.12

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                % of Average
                                                              Daily  Net Assets
-------------------------------------------------------------------------------
ALL MONEY MARKET FUNDS                                             0.02
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                     Administrator    Institutional    Service
Fund                                      Class A        Class            Class         Class
----------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND      0.25%          N/A              N/A          0.25%
----------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND           N/A          0.10%            0.00%         0.25%
----------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND               0.25%         0.10%            0.00%         0.25%
----------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                  N/A          0.10%             N/A           N/A
----------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND        0.25%         0.10%            0.00%         0.25%
----------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND          N/A           N/A             0.00%         0.25%
----------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND            0.25%          N/A             0.00%         0.25%
----------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND            0.25%          N/A              N/A          0.25%

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)                             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

For the period ended August 31, 2006, shareholder servicing fees paid were as follows:

                                                      Administrator   Institutional     Service
Fund                                      Class A         Class           Class          Class
--------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $ 3,110,466           N/A           N/A       $   490,910
--------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND               N/A     $ 513,614         $   0         7,351,354
--------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND              1,941,364       533,327             0         6,842,864
--------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                      N/A       146,542             0               N/A
--------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND       1,242,078       272,308             0         1,430,086
--------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND              N/A           N/A             0         2,897,715
--------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND           3,456,412           N/A             0         1,469,509
--------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND             273,612           N/A           N/A         4,693,143

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended August 31, 2006, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                              Net Operating Expense Ratios
                                              ----------------------------
                                        Administrator   Institutional   Service
Fund                                        Class           Class        Class
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND        N/A             N/A         0.45%
--------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND           0.35%           0.20%        0.50%
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                0.35%           0.20%        0.50%
--------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                  0.38%           0.18%         N/A
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND         0.30%           0.20%        0.45%
--------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND           N/A            0.20%        0.55%
--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND              N/A            0.20%        0.50%
--------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND              N/A             N/A         0.50%

4. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the Strong Fund's investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectuses and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **     PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987      Chair of Finance, Wake Forest   None
64                                                 University, since 2006.
                                                   Benson-Pruitt Professorship,
                                                   Wake Forest University,
                                                   Calloway School of Business
                                                   and Accountancy, since 1999.
------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998      Chairman, CEO, and Co-          None
63                        (Chairman, since         Founder of Crystal Geyser
                          2001)                    Water Company, and President
                                                   of Crystal Geyser Roxane
                                                   Water Company.
------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987      Retired. Prior thereto,         None
73                                                 President of Richard M. Leach
                                                   Associates (a financial
                                                   consulting firm).
------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006      Professor of Insurance and      None
53                                                 Risk Management, Wharton
                                                   School, University of
                                                   Pennsylvania. Director of the
                                                   Boettner Center on Pensions
                                                   and Retirement. Research
                                                   Associate and Board Member,
                                                   Penn Aging Research Center.
                                                   Research Associate, National
                                                   Bureau of Economic Research.
------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996      Senior Counselor to the         None
54                                                 public relations firm of
                                                   Himle-Horner, and Senior
                                                   Fellow at the Humphrey
                                                   Institute, Minneapolis,
                                                   Minnesota (a public policy
                                                   organization).

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996      Principal of the law firm of    None
66                                                 Willeke & Daniels.
------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987      Private Investor/Real Estate    None
62                                                 Developer. Prior thereto,
                                                   Chairman of White Point
                                                   Capital, LLC until 2005.
------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003    Executive Vice President of     None
47                                                 Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo
                                                   Funds Management, LLC. Senior
                                                   Vice President and Chief
                                                   Administrative Officer of
                                                   Wells Fargo Funds Management,
                                                   LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000    Vice President and Managing     None
46                                                 Senior Counsel of Wells Fargo
                                                   Bank, N.A. and Senior Vice
                                                   President and Secretary of
                                                   Wells Fargo Funds Management,
                                                   LLC. Vice President and
                                                   Senior Counsel of Wells Fargo
                                                   Bank, N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006    Vice President of Wells         None
32                                                 Fargo Bank, N.A. and Vice
                                                   President of Financial
                                                   Operations for Wells Fargo
                                                   Funds Management, LLC.
                                                   Vice President and Group
                                                   Finance Officer of Wells
                                                   Fargo Bank, N.A. Auto Finance
                                                   Group from 2004 to 2006.
                                                   Vice President of Portfolio
                                                   Risk Management for Wells
                                                   Fargo Bank, N.A. Auto Finance
                                                   Group in 2004. Vice President
                                                   of Portfolio Research and
                                                   Analysis for Wells Fargo Bank,
                                                   N.A. Auto Finance Group from
                                                   2001 to 2004. Director of
                                                   Small Business Services
                                                   Risk Management for
                                                   American Express Travel
                                                   Related Services from 2000 to
                                                   2001.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS (continued)

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance         Chief Compliance Officer of     None
44                        Officer, since 2004      Wells Fargo Funds Management,
                                                   LLC since 2004 and Compliance
                                                   Officer of Wells Fargo Funds
                                                   Management, LLC from 1999 to
                                                   2002. Compliance Manager of
                                                   Wells Fargo Investments from
                                                   1997 to 1999. In 2002, Ms.
                                                   Peters left Wells Fargo Funds
                                                   Management, LLC to pursue
                                                   personal goals.

------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of August 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET FUND, CASH INVESTMENT MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, HERITAGE MONEY MARKET FUND, NATIONAL TAX-FREE MONEY MARKET FUND, PRIME INVESTMENT MONEY MARKET FUND, TREASURY PLUS MONEY MARKET FUND AND 100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment subadvisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 31, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 31, 2006, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, the investment personnel of Funds Management and Wells Capital Management. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Board considered information regarding Funds Management's and Wells Capital Management's compensation programs for personnel involved in the management of the Funds.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2005. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Board noted that the performance of each Fund was better than, equal to, or not appreciably below, the median performance of its Peer Group for most time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios of the Funds were lower than, equal to, or not appreciably higher than, the Funds' Peer Groups' median net operating expense ratios.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment subadvisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability of other Wells Fargo businesses (including Wells Capital Management) from providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, and for the Funds with Advisory Agreement Rate breakpoints, most particularly through such breakpoints.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board has conferred with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG     -- Association of Bay Area Governments
ADR      -- American Depositary Receipt
AMBAC    -- American Municipal Bond Assurance Corporation
AMT      -- Alternative Minimum Tax
ARM      -- Adjustable Rate Mortgages
BART     -- Bay Area Rapid Transit
CDA      -- Community Development Authority
CDSC     -- Contingent Deferred Sales Charge
CGIC     -- Capital Guaranty Insurance Company
CGY      -- Capital Guaranty Corporation
CMT      -- Constant Maturity Treasury
COFI     -- Cost of Funds Index
COP      -- Certificate of Participation
CP       -- Commercial Paper
CTF      -- Common Trust Fund
DW&P     -- Department of Water & Power
DWR      -- Department of Water Resources
EDFA     -- Education Finance Authority
FFCB     -- Federal Farm Credit Bank
FGIC     -- Financial Guaranty Insurance Corporation
FHA      -- Federal Housing Authority
FHLB     -- Federal Home Loan Bank
FHLMC    -- Federal Home Loan Mortgage Corporation
FNMA     -- Federal National Mortgage Association
FRN      -- Floating Rate Notes
FSA      -- Financial Security Assurance Incorporated
GDR      -- Global Depositary Receipt
GNMA     -- Government National Mortgage Association
GO       -- General Obligation
HFA      -- Housing Finance Authority
HFFA     -- Health Facilities Financing Authority
IDA      -- Industrial Development Authority
IDR      -- Industrial Development Revenue
LIBOR    -- London Interbank Offered Rate
LLC      -- Limited Liability Corporation
LOC      -- Letter of Credit
LP       -- Limited Partnership
MBIA     -- Municipal Bond Insurance Association
MFHR     -- Multi-Family Housing Revenue
MUD      -- Municipal Utility District
MTN      -- Medium Term Note
PCFA     -- Pollution Control Finance Authority
PCR      -- Pollution Control Revenue
PFA      -- Public Finance Authority
PLC      -- Private Placement
PSFG     -- Public School Fund Guaranty
RDA      -- Redevelopment Authority
RDFA     -- Redevelopment Finance Authority
REITS    -- Real Estate Investment Trusts
R&D      -- Research & Development
SFHR     -- Single Family Housing Revenue
SFMR     -- Single Family Mortgage Revenue
SLMA     -- Student Loan Marketing Association
STEERS   -- Structured Enhanced Return Trust
TBA      -- To Be Announced
TRAN     -- Tax Revenue Anticipation Notes
USD      -- Unified School District
V/R      -- Variable Rate
WEBS     -- World Equity Benchmark Shares
XLCA     -- XL Capital Assurance

[LOGO]
-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS FARGO THIS REPORT AND THE FINANCIAL STATEMENTS ADVANTAGE FUNDS(SM) is available free CONTAINED HEREIN ARE SUBMITTED FOR THE upon request. To obtain literature, GENERAL INFORMATION OF THE SHAREHOLDERS
please write, e-mail, visit the        OF WELLS FARGO  ADVANTAGE  FUNDS. IF THIS
Funds' Web site, or call:              REPORT IS USED FOR PROMOTIONAL  PURPOSES,
                                       DISTRIBUTION   OF  THE  REPORT   MUST  BE
WELLS FARGO ADVANTAGE FUNDS            ACCOMPANIED  OR  PRECEDED  BY  A  CURRENT
P.O. Box 8266                          PROSPECTUS.  FOR A PROSPECTUS  CONTAINING
Boston, MA 02266-8266                  MORE  COMPLETE   INFORMATION,   INCLUDING
                                       CHARGES AND EXPENSES, CALL 1-800-222-8222
E-mail: wfaf@wellsfargo.com            OR   VISIT   THE   FUNDS'   WEB  SITE  AT
Web site:                              WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE
www.wellsfargo.com/advantagefunds      CONSIDER   THE   INVESTMENT   OBJECTIVES,
Individual Investors:                  RISKS,   CHARGES,  AND  EXPENSES  OF  THE
1-800-222-8222                         INVESTMENT  CAREFULLY  BEFORE  INVESTING.
Retail Investment Professionals:       THIS AND OTHER  INFORMATION  ABOUT  WELLS
1- 888-877-9275                        FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE
Institutional Investment               CURRENT  PROSPECTUS.  READ THE PROSPECTUS
Professionals: 1- 866-765-0778         CAREFULLY   BEFORE  YOU  INVEST  OR  SEND
                                       MONEY.

                                       Wells  Fargo  Funds  Management,  LLC,  a
                                       wholly owned  subsidiary of Wells Fargo &
                                       Company, provides investment advisory and
                                       administrative  services  for WELLS FARGO
                                       ADVANTAGE  FUNDS.   Other  affiliates  of
                                       Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

            ---------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds          100103 10-06
Funds Management, LLC.                                             SMMINS/SAR116
All rights reserved.

                                                            -----------------
                                                            WELLS   ADVANTAGE
                                                            FARGO   FUNDS
                                                            -----------------

          [GRAPHIC OMITTED]                          AUGUST 31, 2006

                                                  SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------

Money Market Overview .....................................................    2
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------

   Overland Express Sweep Fund ............................................    3
Fund Expenses (Unaudited) .................................................    4
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------

   Overland Express Sweep Fund ............................................    5
Financial Statements
--------------------------------------------------------------------------------

   Statement of Assets and Liabilities ....................................    8
   Statement of Operations ................................................    9
   Statements of Changes in Net Assets ....................................   10
   Financial Highlights ...................................................   12
Notes to Financial Statements .............................................   14
--------------------------------------------------------------------------------

Other Information (Unaudited) .............................................   17
--------------------------------------------------------------------------------

List of Abbreviations .....................................................   23
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS         WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND semi-annual report for the six-month period that ended August 31, 2006. On the following pages, you will find a discussion of the Fund, including a money market overview, information about the Fund's holdings, and the portfolio manager's strategic outlook.

THE ECONOMY
--------------------------------------------------------------------------------

      During the period, the U.S. economy started to show some signs of a slowdown. The housing market slowed, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the inflation outlook remained cloudy. Real Gross Domestic Product (GDP) slowed to 2.9% for the second quarter of 2006, driven mostly by a falloff in consumer spending from an unsustainable first-quarter pace. Other indicators, however, have remained robust. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy, creating some uncertainty regarding the direction of the Fed's next decision about interest rates.

FED PAUSES IN ITS CYCLE OF INTEREST RATE HIKES
--------------------------------------------------------------------------------

      Money market rates continued to rise in 2006 as the Fed increased the target Federal funds rate by 0.25% at each of the 17 Federal Open Market Committee (FOMC) meetings from June 2004 through June 2006. In August, the Fed took a long-awaited pause and kept the Federal funds rate at 5.25%. The Federal funds rate was only 1.00% in June 2004 before the Fed started its cycle of interest rate increases--often described as credit tightening.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The Fed's monetary policy has become less predictable. The FOMC minutes of the August 8, 2006 meeting stated that the decision to stop raising the Federal funds rate was "appropriate to limit the risks of tightening too much." All the FOMC members agreed that the decision to pause did not necessarily mark the end of the credit tightening cycle.

      The unpredictability of interest rates is another reason why we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful money managers chosen for their focused attention to a particular investment style.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND          MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This semi-annual report covers the six-month period from March 1, 2006, through August 31, 2006.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      After having raised the target Federal funds rate by 0.25% at 17 consecutive meetings since June 2004, the Fed finally left interest rates unchanged at its meeting on August 8, 2006. This series of increases raised the Federal funds rate from 1% in 2004 to 5.25% by the end of the reporting period. The six-month period that ended August 31, 2006, experienced three increases that raised the Federal funds rate from 4.50% to 5.25%.

      The money market yield curve, which is the yield of various securities across the spectrum of very short maturities from one day to one year, flattened considerably during the period. For example, the spread between the one-month and one-year London Inter-Bank Offered Rate (LIBOR) contracted from 0.52% on February 28, 2006, to only 0.08% on August 31, 2006. While the one-month LIBOR rose by 0.70%, from 4.63% to 5.33%, the one-year LIBOR increased by only 0.26%, from 5.15% to 5.41%. The muted rise in the one-year rate reflected an increasing belief from money market investors that increases in short-term rates could be nearing an end. One-month rates peaked around 5.40% at the beginning of August, at the same time as the Fed paused from its interest rate increases. One-year rates peaked earlier, around 5.75%, toward the end of June and by August 31, 2006, had returned to the 5.40% levels seen at the end of May.

      The amount of commercial paper outstanding increased each month during the reporting period, increasing by a total of about 10% for the six-month period. In dollar terms, the total amount of commercial paper increased from $1.67 trillion on February 28, 2006, to $1.84 trillion on August 31, 2006. This increased supply led to more attractive yields relative to other money market instruments, especially U.S. Government and U.S. Treasury securities.

      Our approach includes using shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the Fund's yield to adjust quickly in line with rising money market rates. While we will manage the Fund in a manner that seeks to take advantage of current interest rate trends, we are also prepared for the potential for the Fund to benefit if interest rates once again move higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      The Fed has made good on its promise to pause in its series of interest-rate increases. Whether the pause proves to be temporary or not will depend upon future economic data. The statement released by the Fed after its meeting on August 8 indicated that "inflation pressures seem likely to moderate over time, reflecting contained inflation expectations and the cumulative effect of monetary policy actions...."

      If the rise in rates has completely run its course, the flattening yield curve could be seen as an indication of success on the part of the Fed in its efforts to be more transparent in communicating its intentions about the future course of interest rates. By the end of the period, investors were almost universally proclaiming the end of higher rates and expected the next move to be toward lower rates. If, however, this is a temporary pause and the Fed resumes its pattern of raising rates, its efforts may not be seen as so successful and investors could be unpleasantly surprised.

      We continue to see the potential for stronger economic growth later in 2006. We are also troubled by the fact that inflation has run above the Fed's expressed "comfort zone" for nearly two years now. We believe, however, that with real interest rates running just under 3%, monetary policy is not really all that restrictive by historical standards. We will continue to manage the Fund conservatively and in a manner that is sensitive to changes in market rates.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

      The views expressed are as of August 31, 2006, and are those of the Fund's manager.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND.

PERFORMANCE HIGHLIGHTS         WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC.      Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      10/01/1991

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                          6-Month*   1-Year   5-Year   10-Year
----------------------------------------------------------------------------------------------
Overland Express Sweep Fund (Incept. Date 10/01/1991)       2.02      3.56     1.32     2.88
----------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
  7-Day Current Yield                                                    4.27%
--------------------------------------------------------------------------------
  7-Day Compound Yield                                                   4.36%
--------------------------------------------------------------------------------
  30-Day Simple Yield                                                    4.26%
--------------------------------------------------------------------------------
  30-Day Compound Yield                                                  4.35%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Notes                15%
Repurchase Agreements                       23%
Time Deposits                               17%
Commercial Paper                            41%
Certificates of Deposits                     4%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
  Weighted Average Maturity                                            14 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                   36%
2-14 Days                                   23%
15-29 Days                                  29%
30-59 Days                                  10%
60-89 Days                                   2%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.31%.

      Performance shown for the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND for periods prior to November 8, 1999 reflects performance of the Stagecoach Overland Express Sweep Fund, its predecessor fund. Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor Overland Express Funds, Inc. portfolio.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND      FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning     Ending
                                              Account      Account     Expenses     Net Annual
                                               Value        Value     Paid During     Expense
                                             03/01/2006  08/31/2006     Period*        Ratio
Overland Express Sweep Fund
----------------------------------------------------------------------------------------------
Actual                                       $ 1,000.00  $ 1,020.20      $5.50         1.08%
----------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)     $ 1,000.00  $ 1,019.76      $5.50         1.08%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--AUGUST 31, 2006 (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 0.07%
$    2,338,493   CAPITAL ONE AUTO FINANCE TRUST SERIES 2006-A                              5.12%        05/15/2007   $    2,338,493

TOTAL ASSET BACKED SECURITIES (COST $2,338,493)                                                                           2,338,493
                                                                                                                     --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.06%
     2,000,000   PARAGON MORTGAGES PLC+/-++SS.                                             5.31         11/15/2038        2,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,000,000)                                                               2,000,000
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT - 3.68%
    65,000,000   BARCLAYS BANK PLC                                                         4.14         09/20/2006       65,000,000
    45,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                            4.18         09/22/2006       45,000,000
    15,000,000   ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD+/-                             5.34         10/04/2006       14,999,694

TOTAL CERTIFICATES OF DEPOSIT (COST $124,999,694)                                                                       124,999,694
                                                                                                                     --------------

COMMERCIAL PAPER - 41.02%
    60,000,000   AMSTEL FUNDING CORPORATION^++                                             5.41         10/18/2006       59,576,608
    45,000,000   AQUIFER FUNDING LLC^++                                                    5.34         09/06/2006       44,966,625
    55,000,000   AQUIFER FUNDING LLC^++                                                    5.34         09/07/2006       54,951,050
    70,000,000   BHP BILLITON FINANCE USA LIMITED^++                                       5.28         09/08/2006       69,928,133
    20,000,000   BHP BILLITON FINANCE USA LIMITED^++                                       5.28         09/19/2006       19,947,200
    45,000,000   BUCKINGHAM CDO II LLC^++                                                  5.28         09/20/2006       44,874,719
    45,000,000   BUCKINGHAM CDO II LLC^++                                                  5.28         09/22/2006       44,861,400
     5,000,000   BUCKINGHAM CDO III LLC^++                                                 5.31         11/27/2006        4,935,898
    90,000,000   BUCKINGHAM CDO LLC^++                                                     5.28         09/21/2006       89,736,000
    37,000,000   CAIRN HIGH GRADE FUNDING I LLC^++                                         5.28         09/15/2006       36,924,027
    15,000,000   CAIRN HIGH GRADE FUNDING I LLC^++                                         5.29         09/22/2006       14,953,712
    20,000,000   CAIRN HIGH GRADE FUNDING I LLC^++                                         5.29         10/23/2006       19,847,322
    80,000,000   CEDAR SPRINGS CAPITAL COMPANY^++                                          5.28         10/03/2006       79,624,533
    50,000,000   DEER VALLEY FUNDING LLC^++                                                5.28         09/12/2006       49,919,333
    40,000,000   DEER VALLEY FUNDING LLC^++                                                5.28         09/28/2006       39,841,600
    97,425,000   FALCON ASSET SECURITY COMPANY LLC^++                                      5.26         09/18/2006       97,183,007
    75,000,000   GEMINI SECURITIZATION LLC^++                                              5.27         10/05/2006       74,626,708
    55,000,000   GEORGE STREET FINANCE LLC^++                                              5.28         09/15/2006       54,887,067
    40,000,000   GEORGE STREET FINANCE LLC^++                                              5.27         09/28/2006       39,841,900
    26,417,000   HARRIER FINANCE FUNDING US LLC^++                                         5.27         10/10/2006       26,266,181
    58,243,000   IOWA STUDENT LOAN LIQUIDITY COMPANY^                                      5.30         09/07/2006       58,191,493
    37,000,000   KESTREL FUNDING US LLC^++                                                 5.27         09/20/2006       36,897,089
    50,000,000   KESTREL FUNDING US LLC^++                                                 5.27         09/27/2006       49,809,694
    40,000,000   LIQUID FUNDING LIMITED^++                                                 5.36         09/08/2006       39,958,311
    20,000,000   LIQUID FUNDING LIMITED+/-++                                               5.32         09/15/2006       20,000,000
     3,000,000   LIQUID FUNDING LIMITED+/-++                                               5.32         09/25/2006        3,000,000
    37,511,000   NORTH SEA FUNDING LLC^++                                                  5.26         09/18/2006       37,417,827
    51,356,000   PARK AVENUE RECEIVABLES^++                                                5.26         09/18/2006       51,228,437
    50,000,000   REGENCY MARKETS #1 LLC^++                                                 5.41         10/16/2006       49,662,188
    30,000,000   VERSAILLES CDS LLC^++                                                     5.37         09/06/2006       29,977,625
    50,000,000   VERSAILLES CDS LLC^++                                                     5.27         09/20/2006       49,860,931

TOTAL COMMERCIAL PAPER (COST $1,393,696,618)                                                                          1,393,696,618
                                                                                                                     --------------

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                           PORTFOLIO OF INVESTMENTS--AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
EXTENDABLE BONDS - 5.61%
$    5,000,000   3M COMPANY++                                                              5.65%        12/12/2006   $    5,011,610
    15,000,000   AMERICAN GENERAL FINANCE+/-++                                             5.36         09/14/2007       15,000,000
    15,000,000   BANK OF IRELAND+/-++                                                      5.30         09/20/2007       15,000,000
     5,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.32         09/14/2007        5,000,000
     5,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                          5.34         09/14/2007        5,000,000
     5,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   5.49         07/09/2007        5,000,000
    15,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                              5.48         08/09/2007       15,000,000
     4,000,000   INTESA BANK IRELAND PLC+/-++                                              5.32         09/25/2007        4,000,000
    15,000,000   IRISH LIFE & PERMANENT+/-++                                               5.33         09/21/2007       15,000,000
    15,000,000   ISLANDS BANK+/-++                                                         5.40         04/22/2007       15,000,000
     3,000,000   KAUPTHING BANK HF SERIES MTN+/-++                                         5.39         03/20/2007        3,000,000
     7,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.31         09/24/2007        7,000,000
    15,000,000   MORGAN STANLEY+/-                                                         5.38         08/31/2007       15,000,000
    15,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                          5.44         07/06/2007       15,000,000
    15,000,000   NORDEA BANK AB+/-++                                                       5.34         09/11/2007       15,000,000
    15,000,000   NORTHERN ROCK PLC+/-++                                                    5.35         07/09/2007       15,000,000
    15,000,000   NORTHERN ROCK PLC+/-++                                                    5.43         08/03/2007       15,000,000
     6,500,000   PREMIUM ASSET TRUST+/-++                                                  5.37         08/15/2007        6,500,000

TOTAL EXTENDABLE BONDS (COST $190,511,610)                                                                              190,511,610
                                                                                                                     --------------

MEDIUM TERM NOTES - 6.04%
     5,000,000   ASIF GLOBAL FINANCING+/-++                                                5.51         05/03/2007        5,002,068
    46,400,000   BANK OF AMERICA SECURITIES+/-SS.                                          5.38         09/09/2099       46,400,000
    26,800,000   BEAR STEARNS COMPANIES INCORPORATED+/-SS.                                 5.43         09/09/2099       26,800,000
     9,000,000   CHEYNE FINANCE LLC SERIES MTN+/-++                                        5.36         05/21/2007        8,998,887
     5,000,000   CHEYNE FINANCE LLC+/-++                                                   5.36         05/24/2007        4,999,286
    15,000,000   CULLINAN FINANCE CORPORATION+/-++                                         5.35         05/21/2007       14,998,929
    15,000,000   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.29         12/15/2006       14,999,118
     5,000,000   LEHMAN BROTHERS HOLDINGS+/-                                               5.39         07/19/2007        5,004,129
     5,000,000   LIBERTY LIGHT US CAPITAL+/-++                                             5.48         03/15/2007        5,004,183
    15,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN+/-++                                  5.45         11/01/2006       14,999,474
    30,000,000   LIQUID FUNDING LIMITED+/-++                                               5.31         09/29/2006       30,000,000
     4,000,000   MORGAN STANLEY+/-                                                         5.53         02/15/2007        4,002,866
    14,000,000   SEDNA FINANCE INCORPORATED+/-++                                           5.35         05/21/2007       13,998,874
    10,000,000   TANGO FINANCE CORPORATION+/-++                                            5.36         05/24/2007        9,999,274

TOTAL MEDIUM TERM NOTES (COST $205,207,088)                                                                             205,207,088
                                                                                                                     --------------

MUNICIPAL BONDS & NOTES - 0.21%
     7,345,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO - STATES,
                 TERRITORIES LOC)+/-SS.                                                    5.34         11/01/2028        7,345,000

TOTAL MUNICIPAL BONDS & NOTES (COST $7,345,000)                                                                           7,345,000
                                                                                                                     --------------

PROMISSORY NOTES - 3.39%
   100,400,000   CITIGROUP GLOBAL+/-SS.                                                    5.38         09/09/2099      100,400,000
    15,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-++                                     5.54         01/26/2007       15,000,000

TOTAL PROMISSORY NOTES (COST $115,400,000)                                                                              115,400,000
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS--AUGUST 31, 2006 (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
TIME DEPOSITS - 16.98%
$   78,000,000   DEUTSCHE BANK CAYMAN                                                      5.26%        09/07/2006   $   78,000,000
    28,000,000   DEXIA BANK GRAND CAYMAN                                                   5.27         09/05/2006       28,000,000
    58,000,000   DEXIA BANK GRAND CAYMAN                                                   5.27         09/06/2006       58,000,000
    78,000,000   KBC BANK NV BRUSSELS                                                      5.30         09/01/2006       78,000,000
    80,000,000   NATEXIS BANQUES POPULAIR                                                  5.26         09/05/2006       80,000,000
    80,000,000   RABOBANK LONDON                                                           5.26         09/01/2006       80,000,000
    30,000,000   SOCIETE GENERALE CANADA                                                   5.27         09/07/2006       30,000,000
    45,000,000   SOCIETE GENERALE CAYMAN                                                   5.27         09/05/2006       45,000,000
   100,000,000   UBS AG CAYMAN ISLANDS                                                     5.28         09/01/2006      100,000,000

TOTAL TIME DEPOSITS (COST $577,000,000)                                                                                 577,000,000
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 23.06%
   360,428,641   BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES
                 (MATURITY VALUE $360,481,504)                                             5.28         09/01/2006      360,428,641
   108,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES
                 (MATURITY VALUE $108,015,840)                                             5.28         09/01/2006      108,000,000
    49,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES
                 (MATURITY VALUE $49,007,228)                                              5.31         09/01/2006       49,000,000
    94,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES
                 (MATURITY VALUE $94,013,813)                                              5.29         09/01/2006       94,000,000
    70,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES
                 (MATURITY VALUE $70,010,306)                                              5.30         09/01/2006       70,000,000
    31,000,000   JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES
                 (MATURITY VALUE $31,004,564)                                              5.30         09/01/2006       31,000,000
    71,000,000   JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES
                 (MATURITY VALUE $71,010,433)                                              5.29         09/01/2006       71,000,000

TOTAL REPURCHASE AGREEMENTS (COST $783,428,641)                                                                         783,428,641
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,401,927,144)*                         100.12%                                                               $3,401,927,144
OTHER ASSETS AND LIABILITIES, NET               (0.12)                                                                   (4,220,299)
                                               ------                                                                --------------
TOTAL NET ASSETS                               100.00%                                                               $3,397,706,845
                                               ======                                                                ==============

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                STATEMENT OF ASSETS AND LIABILITIES--AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   OVERLAND EXPRESS
                                                                         SWEEP FUND
-----------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................  $  2,618,498,503
   REPURCHASE AGREEMENTS ........................................       783,428,641
                                                                   ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..............     3,401,927,144
                                                                   ----------------
   CASH .........................................................            50,000
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................         6,924,496
                                                                   ----------------
TOTAL ASSETS ....................................................     3,408,901,640
                                                                   ----------------

LIABILITIES
   DIVIDENDS PAYABLE ............................................         7,874,169
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........         1,615,306
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ......         1,423,510
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................           281,810
                                                                   ----------------
TOTAL LIABILITIES ...............................................        11,194,795
                                                                   ----------------
TOTAL NET ASSETS ................................................  $  3,397,706,845
                                                                   ================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------
   PAID-IN CAPITAL ..............................................  $  3,397,698,208
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................              (172)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ........             8,809
                                                                   ----------------
TOTAL NET ASSETS ................................................  $  3,397,706,845
                                                                   ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------
   NET ASSETS ...................................................  $  3,397,706,845
   SHARES OUTSTANDING ...........................................     3,397,723,121
   NET ASSET VALUE AND OFFERING PRICE PER SHARE .................  $           1.00
                                                                   ----------------
INVESTMENTS AT COST .............................................  $  3,401,927,144
                                                                   ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS--
FOR THE SIX MONTHS ENDED AUGUST 31, 2006 (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST .....................................................  $     99,264,573
                                                                   ----------------
TOTAL INVESTMENT INCOME .........................................        99,264,573
                                                                   ----------------
EXPENSES
   ADVISORY FEES ................................................         5,571,009
   ADMINISTRATION FEES ..........................................         5,345,982
   CUSTODY FEES .................................................           395,999
   SHAREHOLDER SERVICING FEES ...................................         4,949,983
   ACCOUNTING FEES ..............................................           103,141
   DISTRIBUTION FEES (NOTE 3) ...................................         4,949,983
   PROFESSIONAL FEES ............................................             9,103
   REGISTRATION FEES ............................................            14,102
   SHAREHOLDER REPORTS ..........................................            17,460
   TRUSTEES' FEES ...............................................             4,300
   OTHER FEES AND EXPENSES ......................................             4,186
                                                                   ----------------
TOTAL EXPENSES ..................................................        21,365,248
                                                                   ----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .................           (44,018)
   NET EXPENSES .................................................        21,321,230
                                                                   ----------------
NET INVESTMENT INCOME (LOSS) ....................................        77,943,343
                                                                   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ................................................             2,610
                                                                   ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................             2,610
                                                                   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........             2,610
                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS .. .................................................  $     77,945,953
                                                                   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              FOR THE
                                                                     SIX MONTHS ENDED             FOR THE            FOR THE
                                                                      AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                          (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..........................................   $  4,962,680,554   $   4,232,637,847   $  4,477,979,501
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................         77,943,343         110,058,960         30,955,073
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................              2,610             119,783            (82,313)
                                                                     ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..         77,945,953         110,178,743         30,872,760
                                                                     ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME .........................................        (77,966,832)       (110,058,960)       (30,955,073)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .....................                  0                  --            (20,404)
                                                                     ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................        (77,966,832)       (110,058,960)       (30,975,477)
                                                                     ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:

   PROCEEDS FROM SHARES SOLD .....................................      4,680,501,225      12,724,335,448     12,708,074,493
   REINVESTMENT OF DISTRIBUTIONS .................................         24,983,702          36,143,145          9,950,697
   COST OF SHARES REDEEMED .......................................     (6,270,437,757)    (12,030,555,669)   (12,963,264,127)
                                                                     ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ............................................     (1,564,952,830)        729,922,924       (245,238,937)
                                                                     ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ............................     (1,564,973,709)        730,042,707       (245,341,654)
                                                                     ----------------   -----------------   ----------------
NET ASSETS:
ENDING NET ASSETS ................................................   $  3,397,706,845   $   4,962,680,554   $  4,232,637,847
                                                                     ================   =================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...................................................      4,680,501,225      12,724,335,448     12,708,074,494
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ................         24,983,702          36,143,145          9,950,697
   SHARES REDEEMED ...............................................     (6,270,437,757)    (12,030,555,669)   (12,963,264,127)
                                                                     ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ....................................     (1,564,952,830)        729,922,924       (245,238,936)
                                                                     ----------------   -----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .....   $           (172)  $          23,317   $           (172)
                                                                     ================   =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                   BEGINNING                                AND   DISTRIBUTIONS
                                                   NET ASSET             NET         UNREALIZED        FROM NET
                                                   VALUE PER      INVESTMENT     GAIN (LOSS) ON      INVESTMENT
                                                       SHARE   INCOME (LOSS)        INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ...       $1.00            0.02               0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ..........       $1.00            0.02               0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ................       $1.00            0.01               0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ................       $1.00            0.00               0.00           0.00
APRIL 1, 2002 TO MARCH 31, 2003 ................       $1.00            0.01               0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ................       $1.00            0.02               0.00          (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ................       $1.00            0.05               0.00          (0.05)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS.

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS           WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET   NET ASSET   -----------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ...            0.00       $1.00            1.98%      1.08%      0.00%      1.08%
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ..........            0.00       $1.00            2.62%      1.08%      0.00%      1.08%
APRIL 1, 2004 TO MARCH 31, 2005 ................            0.00       $1.00            0.72%      1.17%     (0.10)%     1.07%
APRIL 1, 2003 TO MARCH 31, 2004 ................            0.00       $1.00            0.10%      1.35%     (0.28)%     1.07%
APRIL 1, 2002 TO MARCH 31, 2003 ................            0.00       $1.00            0.52%      1.25%      0.00%      1.25%
APRIL 1, 2001 TO MARCH 31, 2002 ................            0.00       $1.00            2.13%      1.25%      0.00%      1.25%
APRIL 1, 2000 TO MARCH 31, 2001 ................            0.00       $1.00            5.21%      1.25%      0.00%      1.25%

                                                                 NET ASSETS AT
                                                       TOTAL     END OF PERIOD
                                                   RETURN(2)   (000'S OMITTED)
------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ...       2.02%        $3,397,707
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ..........       2.40%        $4,962,681
APRIL 1, 2004 TO MARCH 31, 2005 ................       0.72%        $4,232,638
APRIL 1, 2003 TO MARCH 31, 2004 ................       0.10%        $4,477,980
APRIL 1, 2002 TO MARCH 31, 2003 ................       0.52%        $5,084,538
APRIL 1, 2001 TO MARCH 31, 2002 ................       2.26%        $6,107,675
APRIL 1, 2000 TO MARCH 31, 2001 ................       5.35%        $4,924,869

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overland Express Sweep Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2006.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                          Advisory Fees                                         Subadvisory Fees
                      Average Daily       (% of Average                       Average Daily      (% of Average
Fund                    Net Assets      Daily Net Assets)     Subadviser       Net Assets      Daily Net Assets)
-----------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS     First $1 billion         0.300         Wells Capital   First $1 billion         0.050
SWEEP FUND           Next $4 billion          0.275           Management     Next $2 billion         0.030
                     Over $5 billion          0.250          Incorporated    Next $3 billion         0.020
                                                                             Over $6 billion         0.010
-----------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                             Administration Fees
                                                                (% of Average
Fund                              Average Daily Net Assets    Daily Net Assets)
--------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND           First $5 billion               0.27
                                       Next $5 billion               0.26
                                      Over $10 billion               0.25
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                               % of Average
 Fund                                                        Daily Net Assets
--------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                          0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                % of Average
Fund                                                          Daily Net Assets
--------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                          0.25
--------------------------------------------------------------------------------

      For the six months ended August 31, 2006, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

      For the six months ended August 31, 2006, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended August 31, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                Net Operating
Fund                                                            Expense Ratio
--------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND                                         1.08%
--------------------------------------------------------------------------------

4. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

OTHER INFORMATION (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987       Chair of Finance, Wake Forest             None
64                                                  University, since 2006. Benson-Pruitt
                                                    Professorship, Wake Forest University,
                                                    Calloway School of Business and
                                                    Accountancy, since 1999.
-----------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998       Chairman, CEO, and Co-Founder of          None
63                        (Chairman, since 2001)    Crystal Geyser Water Company, and
                                                    President of Crystal Geyser Roxane
                                                    Water Company.
-----------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987       Retired. Prior thereto, President of      None
73                                                  Richard M. Leach Associates (a
                                                    financial consulting firm).
-----------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006       Professor of Insurance and Risk           None
53                                                  Management, Wharton School, University
                                                    of Pennsylvania. Director of the
                                                    Boettner Center on Pensions and
                                                    Retirement. Research Associate and
                                                    Board Member, Penn Aging Research
                                                    Center. Research Associate, National
                                                    Bureau of Economic Research.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-----------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996       Senior Counselor to the public            None
54                                                  relations firm of Himle-Horner, and
                                                    Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota (a
                                                    public policy organization).
-----------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996       Principal of the law firm of Willeke &    None
66                                                  Daniels.
-----------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***
-----------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------

J. Tucker Morse           Trustee, since 1987       Private Investor/Real Estate Developer.   None
62                                                  Prior thereto, Chairman of White Point
                                                    Capital, LLC until 2005.
-----------------------------------------------------------------------------------------------------------------

OFFICERS
-----------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003     Executive Vice President of Wells Fargo   None
47                                                  Bank, N.A. and President of Wells Fargo
                                                    Funds Management, LLC. Senior Vice
                                                    President and Chief Administrative
                                                    Officer of Wells Fargo Funds
                                                    Management, LLC from 2001 to 2003.
-----------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000     Vice President and Managing Senior        None
46                                                  Counsel of Wells Fargo Bank, N.A. and
                                                    Senior Vice President and Secretary of
                                                    Wells Fargo Funds Management, LLC. Vice
                                                    President and Senior Counsel of Wells
                                                    Fargo Bank, N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006     Vice President of Wells Fargo Bank,       None
32                                                  N.A. and Vice President of Financial
                                                    Operations for Wells Fargo Funds
                                                    Management, LLC. Vice President and
                                                    Group Finance Officer of Wells Fargo
                                                    Bank, N.A. Auto Finance Group from 2004
                                                    to 2006. Vice President of Portfolio
                                                    Risk Management for Wells Fargo Bank,
                                                    N.A. Auto Finance Group in 2004. Vice
                                                    President of Portfolio Research and
                                                    Analysis for Wells Fargo Bank, N.A.
                                                    Auto Finance Group from 2001 to 2004.
                                                    Director of Small Business Services
                                                    Risk Management for American Express
                                                    Travel Related Services from 2000 to
                                                    2001.

OTHER INFORMATION (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

OFFICERS (continued)

-----------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance          Chief Compliance Officer of Wells Fargo   None
44                        Officer, since 2004       Funds Management, LLC since 2004 and
                                                    Compliance Officer of Wells Fargo Funds
                                                    Management, LLC from 1999 to 2002.
                                                    Compliance Manager of Wells Fargo
                                                    Investments from 1997 to 1999. In 2002,
                                                    Ms. Peters left Wells Fargo Funds
                                                    Management, LLC to pursue personal
                                                    goals.
-----------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of August 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Overland Express Sweep Fund (the "Fund"); and (ii) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment subadvisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 31, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 31, 2006, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Fund by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Fund.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Board considered information regarding Funds Management's and Wells Capital Management's compensation programs for personnel involved in the management of the Fund.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was not appreciably below the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating

OTHER INFORMATION (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

expense ratio of the Fund was not appreciably higher than the Fund's Peer Group's median net operating expense ratio.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Fund's administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment subadvisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were not appreciably higher than the median rates of its Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability of other Wells Fargo businesses (including Wells Capital Management) from providing services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints applicable to the Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The Board also considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board has conferred with the portfolio managers of the Fund at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS          WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   -- Association of Bay Area Governments
ADR    -- American Depository Receipt
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
ARM    -- Adjustable Rate Mortgages
BART   -- Bay Area Rapid Transit
CDA    -- Community Development Authority
CDSC   -- Contingent Deferred Sales Charge
CGIC   -- Capital Guaranty Insurance Company
CGY    -- Capital Guaranty Corporation
CMT    -- Constant Maturity Treasury
COFI   -- Cost of Funds Index
COP    -- Certificate of Participation
CP     -- Commercial Paper
CTF    -- Common Trust Fund
DW&P   -- Department of Water & Power
DWR    -- Department of Water Resources
EDFA   -- Education Finance Authority
FFCB   -- Federal Farm Credit Bank
FGIC   -- Financial Guaranty Insurance Corporation
FHA    -- Federal Housing Authority
FHLB   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FRN    -- Floating Rate Notes
FSA    -- Financial Security Assurance Incorporated
GDR    -- Global Depository Receipt
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HFA    -- Housing Finance Authority
HFFA   -- Health Facilities Financing Authority
IDA    -- Industrial Development Authority
IDR    -- Industrial Development Revenue
LIBOR  -- London Interbank Offered Rate
LLC    -- Limited Liability Corporation
LOC    -- Letter of Credit
LP     -- Limited Partnership
MBIA   -- Municipal Bond Insurance Association
MFHR   -- Multi-Family Housing Revenue
MUD    -- Municipal Utility District
MTN    -- Medium Term Note
PCFA   -- Pollution Control Finance Authority
PCR    -- Pollution Control Revenue
PFA    -- Public Finance Authority
PLC    -- Private Placement
PSFG   -- Public School Fund Guaranty
RDA    -- Redevelopment Authority
RDFA   -- Redevelopment Finance Authority
REITS  -- Real Estate Investment Trusts
R&D    -- Research & Development
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
SLMA   -- Student Loan Marketing Association
STEERS -- Structured Enhanced Return Trust
TBA    -- To Be Announced
TRAN   -- Tax Revenue Anticipation Notes
USD    -- Unified School District
V/R    -- Variable Rate
WEBS   -- World Equity Benchmark Shares
XLCA   -- XL Capital Assurance

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

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

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

[LOGO]
-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS           THIS REPORT AND THE FINANCIAL  STATEMENTS
FARGO ADVANTAGE FUNDS(SM) is           CONTAINED  HEREIN ARE  SUBMITTED  FOR THE
available free upon request. To        GENERAL  INFORMATION OF THE  SHAREHOLDERS
obtain literature, please              OF WELLS FARGO  ADVANTAGE  FUNDS. IF THIS
write, e-mail, visit the Funds'        REPORT IS USED FOR PROMOTIONAL  PURPOSES,
Web site, or call:                     DISTRIBUTION   OF  THE  REPORT   MUST  BE
                                       ACCOMPANIED  OR  PRECEDED  BY  A  CURRENT
WELLS FARGO ADVANTAGE FUNDS            PROSPECTUS.  FOR A PROSPECTUS  CONTAINING
P.O. Box 8266                          MORE  COMPLETE   INFORMATION,   INCLUDING
Boston, MA 02266-8266                  CHARGES AND EXPENSES, CALL 1-800-222-8222
                                       OR   VISIT   THE   FUNDS'   WEB  SITE  AT
E-mail: wfaf@wellsfargo.com            WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE
Web site:                              CONSIDER   THE   INVESTMENT   OBJECTIVES,
www.wellsfargo.com/advantagefunds RISKS, CHARGES, AND EXPENSES OF THE Individual Investors: 1-800-222-8222 INVESTMENT CAREFULLY BEFORE INVESTING. Retail Investment Professionals: THIS AND OTHER INFORMATION ABOUT WELLS
1-888-877-9275                         FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE
Institutional Investment               CURRENT  PROSPECTUS.  READ THE PROSPECTUS
Professionals: 1-866-765-0778          CAREFULLY   BEFORE  YOU  INVEST  OR  SEND
                                       MONEY.

                                       Wells  Fargo  Funds  Management,  LLC,  a
                                       wholly owned  subsidiary of Wells Fargo &
                                       Company, provides investment advisory and
                                       administrative  services  for WELLS FARGO
                                       ADVANTAGE  FUNDS.   Other  affiliates  of
                                       Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

            ---------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo         www.wellsfargo.com/advantagefunds      100105 10-06
Funds Management, LLC.                                               SOES/SAR118
All rights reserved.

                                                            -----------------
                                                            WELLS   ADVANTAGE
                                                            FARGO   FUNDS
                                                            -----------------

          [GRAPHIC OMITTED]                          AUGUST 31, 2006

                                                  SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------

Money Market Overview .....................................................    2
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    3
Fund Expenses (Unaudited) .................................................    4
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    5
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................    9
   Statement of Operations ................................................   10
   Statements of Changes in Net Assets ....................................   11
   Financial Highlights ...................................................   12
Notes to Financial Statements .............................................   14
--------------------------------------------------------------------------------

Other Information (Unaudited) .............................................   17
--------------------------------------------------------------------------------

List of Abbreviations .....................................................   23
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND semi-annual report for the six-month period that ended August 31, 2006. On the following pages, you will find a discussion of the Fund, including a money market overview, information about the Fund's holdings, and the portfolio manager's strategic outlook.

THE ECONOMY
--------------------------------------------------------------------------------

      During the period, the U.S. economy started to show some signs of a slowdown. The housing market slowed, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the inflation outlook remained cloudy. Real Gross Domestic Product (GDP) slowed to 2.9% for the second quarter of 2006, driven mostly by a falloff in consumer spending from an unsustainable first-quarter pace. Other indicators, however, have remained robust. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy, creating some uncertainty regarding the direction of the Fed's next decision about interest rates.

FED PAUSES IN ITS CYCLE OF INTEREST RATE HIKES
--------------------------------------------------------------------------------

      Money market rates continued to rise in 2006 as the Fed increased the target Federal funds rate by 0.25% at each of the 17 Federal Open Market Committee (FOMC) meetings from June 2004 through June 2006. In August, the Fed took a long-awaited pause and kept the Federal funds rate at 5.25%. The Federal funds rate was only 1.00% in June 2004 before the Fed started its cycle of interest rate increases--often described as credit tightening.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The Fed's monetary policy has become less predictable. The FOMC minutes of the August 8, 2006 meeting stated that the decision to stop raising the Federal funds rate was "appropriate to limit the risks of tightening too much." All the FOMC members agreed that the decision to pause did not necessarily mark the end of the credit tightening cycle.

      The unpredictability of interest rates is another reason why we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful money managers chosen for their focused attention to a particular investment style.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                           MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This semi-annual report covers the six-month period from March 1, 2006, through August 31, 2006.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      After having raised the target Federal funds rate by 0.25% at 17 consecutive meetings since June 2004, the Fed finally left interest rates unchanged at its meeting on August 8, 2006. This series of increases raised the Federal funds rate from 1% in 2004 to 5.25% by the end of the reporting period. The six-month period that ended August 31, 2006, experienced three increases that raised the Federal funds rate from 4.50% to 5.25%.

      The money market yield curve, which is the yield of various securities across the spectrum of very short maturities from one day to one year, flattened considerably during the period. For example, the spread between the one-month and one-year London Inter-Bank Offered Rate (LIBOR) contracted from 0.52% on February 28, 2006, to only 0.08% on August 31, 2006. While the one-month LIBOR rose by 0.70%, from 4.63% to 5.33%, the one-year LIBOR increased by only 0.26%, from 5.15% to 5.41%. The muted rise in the one-year rate reflected an increasing belief from money market investors that increases in short-term rates could be nearing an end. One-month rates peaked around 5.40% at the beginning of August, at the same time as the Fed paused from its interest rate increases. One-year rates peaked earlier, around 5.75%, toward the end of June and by August 31, 2006, had returned to the 5.40% levels seen at the end of May.

      The amount of commercial paper outstanding increased each month during the reporting period, increasing by a total of about 10% for the six-month period. In dollar terms, the total amount of commercial paper increased from $1.67 trillion on February 28, 2006, to $1.84 trillion on August 31, 2006. This increased supply led to more attractive yields relative to other money market instruments, especially U.S. Government and U.S. Treasury securities.

      Our approach includes using shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the Fund's yield to adjust quickly in line with rising money market rates. While we will manage the Fund in a manner that seeks to take advantage of current interest rate trends, we are also prepared for the potential for the Fund to benefit if interest rates once again move higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      The Fed has made good on its promise to pause in its series of interest-rate increases. Whether the pause proves to be temporary or not will depend upon future economic data. The statement released by the Fed after its meeting on August 8 indicated that "inflation pressures seem likely to moderate over time, reflecting contained inflation expectations and the cumulative effect of monetary policy actions...."

      If the rise in rates has completely run its course, the flattening yield curve could be seen as an indication of success on the part of the Fed in its efforts to be more transparent in communicating its intentions about the future course of interest rates. By the end of the period, investors were almost universally proclaiming the end of higher rates and expected the next move to be toward lower rates. If, however, this is a temporary pause and the Fed resumes its pattern of raising rates, its efforts may not be seen as so successful and investors could be unpleasantly surprised.

      We continue to see the potential for stronger economic growth later in 2006. We are also troubled by the fact that inflation has run above the Fed's expressed "comfort zone" for nearly two years now. We believe, however, that with real interest rates running just under 3%, monetary policy is not really all that restrictive by historical standards. We will continue to manage the Fund conservatively and in a manner that is sensitive to changes in market rates.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

      The views expressed are as of August 31, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND.

PERFORMANCE HIGHLIGHTS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC.      Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      07/31/2002

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                                  6-Month*   1-Year   Life of Fund
---------------------------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund (Incept. Date 07/31/2002)    2.18      3.89         1.52
---------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                   4.63%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                  4.74%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                   4.61%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                 4.71%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                                        1%
Floating/Variable Rate Bond/Notes                     26%
Repurchase Agreements                                 16%
Time Deposits                                         17%
Commercial Paper                                      37%
Certificates of Deposits                               3%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                           26 days
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

90-179 Days                                            2%
Overnight                                             29%
2-14 Days                                             21%
15-29 Days                                            18%
30-59 Days                                            18%
60-89 Days                                            12%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.56%.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                       FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning      Ending
                                               Account       Account      Expenses    Net Annual
                                                Value         Value     Paid During     Expense
                                              03/01/2006   08/31/2006     Period*        Ratio
   Liquidity Reserve Money Market Fund
------------------------------------------------------------------------------------------------
   Actual                                     $ 1,000.00   $ 1,021.80      $ 3.87       0.76%
------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $ 1,000.00   $ 1,021.37      $ 3.87       0.76%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

PORTFOLIO OF INVESTMENTS--AUGUST 31, 2006 (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 0.10%
$    2,806,192   CAPITAL ONE AUTO FINANCE TRUST                                            5.12%        05/15/2007    $    2,806,192

TOTAL ASSET BACKED SECURITIES (COST $2,806,192)                                                                            2,806,192
                                                                                                                      --------------
CERTIFICATES OF DEPOSIT - 2.78%
    10,000,000   BARCLAYS BANK PLC                                                         4.14         09/20/2006        10,000,000
    17,000,000   BNP PARIBAS LONDON                                                        4.92         11/07/2006        17,000,000
    15,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                            4.18         09/22/2006        15,000,000
    39,000,000   SKANDINAV ENSKILDA BK/NY                                                  5.28         09/13/2006        38,997,900

TOTAL CERTIFICATES OF DEPOSIT (COST $80,997,900)                                                                          80,997,900
                                                                                                                      --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.26%
     7,500,000   PARAGON MORTGAGES PLC+/-++SS.                                             5.31         11/15/2038         7,500,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,500,000)                                                                7,500,000
                                                                                                                      --------------
COMMERCIAL PAPER - 37.01%
    20,000,000   AMSTEL FUNDING CORPORATION^++                                             5.41         10/18/2006        19,858,869
    15,000,000   AMSTERDAM FUNDING CORPORATION^++                                          5.38         09/14/2006        14,970,858
    25,000,000   APRECO LLC^++                                                             5.27         10/25/2006        24,802,375
    25,000,000   AQUIFER FUNDING LLC^++                                                    5.34         09/07/2006        24,977,750
    25,231,000   ATLANTIC ASSET SECURITY CORPORATION^++                                    5.27         10/23/2006        25,038,936
    29,000,000   ATLAS CAPITAL FUNDING CORPORATION^++                                      5.41         10/04/2006        28,856,184
    10,000,000   ATLAS CAPITAL FUNDING CORPORATION^++                                      5.29         10/10/2006         9,942,692
    25,000,000   ATOMIUM FUNDING LLC^++                                                    5.40         09/13/2006        24,955,000
    30,000,000   ATOMIUM FUNDING LLC^++                                                    5.28         11/21/2006        29,643,600
    20,900,000   ATOMIUM FUNDING LLC^++                                                    5.28         12/06/2006        20,605,728
    15,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.31         01/23/2007        15,000,000
    20,267,000   BRYANT PARK FUNDING LLC^++                                                5.28         11/15/2006        20,044,063
    15,000,000   BUCKINGHAM CDO III LLC^++                                                 5.31         11/27/2006        14,807,694
    19,147,000   BUCKINGHAM CDO LLC^++                                                     5.42         09/18/2006        19,097,994
     9,000,000   CAIRN HIGH GRADE FUNDING I LLC^++                                         5.29         10/18/2006         8,937,843
    10,000,000   CAIRN HIGH GRADE FUNDING I LLC^++                                         5.29         10/23/2006         9,923,589
    32,000,000   CC USA INCORPORATED^++                                                    5.28         10/17/2006        31,784,107
    23,000,000   CEDAR SPRINGS CAPITAL COMPANY^++                                          5.28         10/03/2006        22,892,009
    20,000,000   CEDAR SPRINGS CAPITAL COMPANY^++                                          5.41         10/13/2006        19,873,767
    23,988,000   CEDAR SPRINGS CAPITAL COMPANY^++                                          5.39         10/17/2006        23,822,789
    10,000,000   CEDAR SPRINGS CAPITAL COMPANY^++                                          5.32         11/13/2006         9,892,122
    55,000,000   CIESCO LLC^++                                                             5.28         10/25/2006        54,564,400
     4,000,000   CROWN POINT CAPITAL COMPANY^++                                            5.27         10/16/2006         3,973,650
    45,570,000   DEER VALLEY FUNDING LLC^++                                                5.29         10/24/2006        45,215,098
    19,000,000   EUREKA SECURITIZATION^++                                                  5.28         11/14/2006        18,793,787
    24,531,000   FCAR OWNER TRUST II^                                                      5.28         11/13/2006        24,268,355
    30,000,000   FIVE FINANCE INCORPORATED^++                                              5.40         10/18/2006        29,788,500
    11,000,000   FIVE FINANCE INCORPORATED^++                                              5.27         10/24/2006        10,914,655
    12,000,000   GEMINI SECURITIZATION LLC^++                                              5.28         10/23/2006        11,908,480
     5,000,000   GOVCO INCORPORATED^++                                                     5.27         11/17/2006         4,943,640
    10,000,000   HARRIER FINANCE FUNDING US LLC^++                                         5.44         09/27/2006         9,960,711
    14,500,000   KESTREL FUNDING US LLC^++                                                 5.38         09/25/2006        14,447,993
    10,000,000   KESTREL FUNDING US LLC^++                                                 5.27         09/27/2006         9,961,939
     9,000,000   KESTREL FUNDING US LLC^++                                                 5.39         10/30/2006         8,920,498

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS--AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (CONTINUED)
$   30,000,000   KLIO II FUNDING CORPORATION^++                                            5.25%        09/08/2006    $   29,969,375
    26,268,000   KLIO III FUNDING CORPORATION^++                                           5.17         09/01/2006        26,268,000
    40,000,000   KLIO III FUNDING CORPORATION^++                                           5.28         09/21/2006        39,882,778
    20,000,000   LEGACY CAPITAL LLC SERIES A^++                                            5.40         10/12/2006        19,877,000
    25,000,000   LEGACY CAPITAL LLC SERIES A^++                                            5.28         11/17/2006        24,717,667
    35,000,000   LIQUID FUNDING LIMITED^++                                                 5.29         09/21/2006        34,897,139
    12,000,000   LIQUID FUNDING LIMITED+/-++                                               5.34         09/21/2006        12,000,000
     7,000,000   LIQUID FUNDING LIMITED+/-++                                               5.32         09/25/2006         7,000,000
    18,000,000   NEWPORT FUNDING CORPORATION^++                                            5.40         10/05/2006        17,908,200
    10,000,000   NEWPORT FUNDING CORPORATION^++                                            5.40         10/26/2006         9,917,500
    40,000,000   NORTH SEA FUNDING LLC^++                                                  5.37         09/15/2006        39,916,467
    22,963,000   NORTH SEA FUNDING LLC^++                                                  5.28         11/22/2006        22,686,832
    30,000,000   SEDNA FINANCE INCORPORATED^++                                             5.38         11/02/2006        29,722,033
    36,500,000   SPINTAB AB^                                                               5.28         11/16/2006        36,093,532
    15,000,000   STANFIELD VICTORIA FUNDING^++                                             5.40         10/23/2006        14,883,000
    12,481,000   THAMES ASSET GLOBAL SECURITIZATION^++                                     5.37         09/07/2006        12,469,830
    31,418,000   VERSAILLES CDS LLC^++                                                     5.37         09/19/2006        31,333,643

TOTAL COMMERCIAL PAPER (COST $1,076,932,671)                                                                           1,076,932,671
                                                                                                                      --------------
CORPORATE BONDS & NOTES - 0.70%
    20,500,000   AMERICAN EXPRESS CENTURION SERIES BKNT+/-                                 5.30         05/22/2007        20,500,000

TOTAL CORPORATE BONDS & NOTES (COST $20,500,000)                                                                          20,500,000
                                                                                                                      --------------
MUNICIPAL BONDS & NOTES - 0.43%
    12,500,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO - STATES,
                 TERRITORIES LOC)+/- SS.                                                   5.34         11/01/2028        12,500,000

TOTAL MUNICIPAL BONDS & NOTES (COST $12,500,000)                                                                          12,500,000
                                                                                                                      --------------

EXTENDABLE BONDS - 12.28%
    10,000,000   3M COMPANY++                                                              5.65         12/12/2006        10,023,220
    10,000,000   AMERICAN GENERAL FINANCE+/-++                                             5.36         09/14/2007        10,000,168
    20,500,000   BANK OF IRELAND+/-++                                                      5.30         09/20/2007        20,500,000
    14,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.32         09/14/2007        14,000,000
    29,000,000   DNB NORSKE BANK ASA+/-++                                                  5.31         09/25/2007        29,000,000
    19,500,000   FLORIDA HURRICANE CATASTROPHE+/-                                          5.34         09/14/2007        19,500,000
    57,400,000   GENERAL ELECTRIC CAPITAL CORPORATION                                      5.49         07/09/2007        57,450,502
    23,000,000   INTESA BANK IRELAND PLC+/-++                                              5.32         09/25/2007        23,000,000
    14,000,000   IRISH LIFE & PERMANENT+/-++                                               5.33         09/21/2007        14,000,000
    17,000,000   ISLANDS BANK+/-++                                                         5.40         04/22/2007        17,000,000
    11,000,000   KAUPTHING BANK SERIES MTN+/-++                                            5.39         03/20/2007        11,000,000
    12,000,000   MERCK & COMPANY INCORPORATED+/-++                                         4.52         02/22/2007        11,970,539
    29,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.31         09/24/2007        29,000,000
    15,000,000   MORGAN STANLEY+/-                                                         5.38         08/31/2007        15,000,000
    10,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                          5.44         07/06/2007        10,000,000
     8,000,000   NORDEA BANK AB+/-++                                                       5.35         08/09/2007         8,000,000
    21,000,000   NORDEA BANK AB+/-++                                                       5.34         09/11/2007        21,000,000
    19,000,000   NORTHERN ROCK PLC+/-++                                                    5.35         07/09/2007        19,001,092
    15,000,000   NORTHERN ROCK PLC+/-++                                                    5.43         08/03/2007        15,000,000
     3,000,000   PREMIUM ASSET TRUST+/-++                                                  5.37         08/15/2007         3,000,000

TOTAL EXTENDABLE BONDS (COST $357,445,521)                                                                               357,445,521
                                                                                                                      --------------

PORTFOLIO OF INVESTMENTS--AUGUST 31, 2006 (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
MEDIUM TERM NOTES - 9.99%
$    6,000,000   AMERICAN HONDA FINANCE+/-++                                               5.36%        05/11/2007    $    5,999,585
    11,000,000   ASIF GLOBAL FINANCING+/-++                                                5.51         05/03/2007        11,004,550
    20,000,000   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.35         12/11/2006        19,999,450
    32,200,000   BANK OF AMERICA SECURITIES+/-SS.                                          5.38         09/09/2099        32,200,000
    23,200,000   BEAR STEARNS COMPANIES INCORPORATED+/-SS.                                 5.43         09/09/2099        23,200,000
     7,000,000   CHEYNE FINANCE LLC+/-++                                                   5.36         05/21/2007         6,999,134
     7,000,000   CHEYNE FINANCE LLC+/-++                                                   5.36         05/24/2007         6,999,000
     8,000,000   CHEYNE FINANCE LLC+/-++                                                   5.47         07/16/2007         7,998,288
    13,000,000   CULLINAN FINANCE CORPORATION+/-++                                         5.35         05/21/2007        12,999,072
    35,000,000   CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.29         12/20/2006        34,997,787
    30,000,000   HARRIER FINANCE FUNDING LLC+/-++                                          5.36         05/15/2007        29,996,745
    10,000,000   JACKSON NATIONAL LIFE FUNDING (INSURANCE CARRIERS)+/-++                   5.57         04/20/2007        10,005,588
     8,250,000   LEHMAN BROTHERS HOLDINGS+/-                                               5.39         07/19/2007         8,256,812
     4,000,000   LIBERTY LIGHT US CAPITAL+/-++                                             5.48         03/15/2007         4,003,347
     9,000,000   LIBERTY LIGHT US CAPITAL+/-++                                             5.47         07/10/2007         8,998,489
    13,000,000   LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.31         09/29/2006        13,000,000
    24,000,000   SEDNA FINANCE INCORPORATED+/-++                                           5.47         04/11/2007        24,001,761
    10,000,000   SEDNA FINANCE INCORPORATED+/-++                                           5.36         05/30/2007         9,999,223
     7,000,000   SEDNA FINANCE INCORPORATED+/-++                                           5.30         06/18/2007         6,999,410
    13,000,000   TANGO FINANCE CORPORATION+/-++                                            5.36         05/24/2007        12,999,051

TOTAL MEDIUM TERM NOTES (COST $290,657,292)                                                                              290,657,292
                                                                                                                      --------------

PROMISSORY NOTES - 2.91%
    69,700,000   CITIGROUP GLOBAL+/-SS.                                                    5.38         09/09/2099        69,700,000
    15,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-++                                     5.54         01/26/2007        15,000,000

TOTAL PROMISSORY NOTES (COST $84,700,000)                                                                                 84,700,000
                                                                                                                      --------------

TIME DEPOSITS - 17.05%
    67,000,000   DEUTSCHE BANK CAYMAN                                                      5.26         09/07/2006        67,000,000
    26,000,000   DEXIA BANK GRAND CAYMAN                                                   5.27         09/05/2006        26,000,000
    50,000,000   DEXIA BANK GRAND CAYMAN                                                   5.27         09/06/2006        50,000,000
    67,000,000   KBC BANK NV BRUSSELS                                                      5.30         09/01/2006        67,000,000
    70,000,000   NATEXIS BANQUES POPULAIR                                                  5.26         09/05/2006        70,000,000
    70,000,000   RABOBANK LONDON                                                           5.26         09/01/2006        70,000,000
    27,000,000   SOCIETE GENERALE CANADA                                                   5.27         09/07/2006        27,000,000
    39,000,000   SOCIETE GENERALE CAYMAN                                                   5.27         09/05/2006        39,000,000
    80,000,000   UBS AG CAYMAN ISLANDS                                                     5.28         09/01/2006        80,000,000

TOTAL TIME DEPOSITS (COST $496,000,000)                                                                                  496,000,000
                                                                                                                      --------------

REPURCHASE AGREEMENTS - 16.37%
    90,313,373   BANC AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES
                 (MATURITY VALUE $90,326,619)                                              5.28         09/01/2006        90,313,373
    94,000,000   BARCLAYS BANK - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                 (MATURITY VALUE $94,013,787)                                              5.28         09/01/2006        94,000,000
    66,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES
                 (MATURITY VALUE $66,009,735)                                              5.31         09/01/2006        66,000,000
    80,000,000   CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES
                 (MATURITY VALUE $80,011,756)                                              5.29         09/01/2006        80,000,000

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                           PORTFOLIO OF INVESTMENTS--AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$   59,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES
                 (MATURITY VALUE $59,008,686)                                              5.30%        09/01/2006    $   59,000,000
    26,000,000   JPMORGAN CHASE SECURITIES CORPORATION - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES
                 (MATURITY VALUE $26,003,828)                                              5.30         09/01/2006        26,000,000
    61,000,000   JPMORGAN CHASE SECURITIES CORPORATION - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES
                 (MATURITY VALUE $61,008,964)                                              5.29         09/01/2006        61,000,000

TOTAL REPURCHASE AGREEMENTS (COST $476,313,373)                                                                          476,313,373
                                                                                                                      --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,906,352,949)*                  99.88%                                                                        $2,906,352,949

OTHER ASSETS AND LIABILITIES, NET        0.12                                                                              3,577,325
                                       ------                                                                         --------------
TOTAL NET ASSETS                       100.00%                                                                        $2,909,930,274
                                       ======                                                                         ==============

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES--
AUGUST 31, 2006 (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................   $ 2,430,039,576
   REPURCHASE AGREEMENTS ......................................       476,313,373
                                                                  ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............     2,906,352,949
                                                                  ---------------
   CASH .......................................................            50,000
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................         5,565,697
                                                                  ---------------
TOTAL ASSETS ..................................................     2,911,968,646
                                                                  ---------------

LIABILITIES
   DIVIDENDS PAYABLE ..........................................                 2
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......         1,283,427
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ....           602,847
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................           152,096
                                                                  ---------------
TOTAL LIABILITIES .............................................         2,038,372
                                                                  ---------------
TOTAL NET ASSETS ..............................................   $ 2,909,930,274
                                                                  ===============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................   $ 2,909,955,523
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......           (25,249)
                                                                  ---------------
TOTAL NET ASSETS ..............................................   $ 2,909,930,274
                                                                  ---------------

COMPUTATION OF NET ASSET VALUE  AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------
   NET ASSETS .................................................   $ 2,909,930,274
   SHARES OUTSTANDING .........................................     2,909,955,524
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ...............   $          1.00
                                                                  ---------------
INVESTMENTS AT COST ...........................................   $ 2,906,352,949
                                                                  ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                       STATEMENT OF OPERATIONS--
                            FOR THE SIX MONTHS ENDED AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST ...................................................   $    66,869,530
                                                                  ---------------
TOTAL INVESTMENT INCOME .......................................        66,869,530
                                                                  ---------------
EXPENSES
   ADVISORY FEES ..............................................         3,757,689
   ADMINISTRATION FEES ........................................         3,565,632
   CUSTODY FEES ...............................................           264,121
   SHAREHOLDER SERVICING FEES .................................         3,301,511
   ACCOUNTING FEES ............................................            72,150
   PROFESSIONAL FEES ..........................................            23,152
   REGISTRATION FEES ..........................................            14,441
   SHAREHOLDER REPORTS ........................................           268,811
   TRUSTEES' FEES .............................................             4,300
   OTHER FEES AND EXPENSES ....................................            26,391
                                                                  ---------------
TOTAL EXPENSES ................................................        11,298,198
                                                                  ---------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............        (1,261,371)
   NET EXPENSES ...............................................        10,036,827
                                                                  ---------------
NET INVESTMENT INCOME (LOSS) ..................................        56,832,703
                                                                  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................             1,967
                                                                  ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................             1,967
                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........             1,967
                                                                  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................   $    56,834,670
                                                                  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                 FOR THE
                                                                        SIX MONTHS ENDED              FOR THE            FOR THE
                                                                         AUGUST 31, 2006         PERIOD ENDED         YEAR ENDED
                                                                             (UNAUDITED)    FEBRUARY 28, 2006     MARCH 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................  $  2,370,307,392    $   1,955,506,015    $ 1,734,451,320

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................        56,832,703           55,295,013         15,102,968
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................             1,967                6,287            (29,896)
                                                                        ----------------    -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......        56,834,670           55,301,300         15,073,072
                                                                        ----------------    -----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .............................................       (56,834,789)         (55,295,013)       (15,102,968)
                                                                        ----------------    -----------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................       (56,834,789)         (55,295,013)       (15,102,968)
                                                                        ----------------    -----------------    ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .........................................     1,339,098,450        1,589,162,639      1,042,114,051
   REINVESTMENT OF DISTRIBUTIONS .....................................        56,834,793           55,294,933         15,102,759
   COST OF SHARES REDEEMED ...........................................      (856,310,242)      (1,229,662,482)      (836,132,219)
                                                                        ----------------    -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................       539,623,001          414,795,090        221,084,591
                                                                        ----------------    -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ................................       539,622,882          414,801,377        221,054,695
                                                                        ================    =================    ===============
ENDING NET ASSETS ....................................................  $  2,909,930,274    $   2,370,307,392    $ 1,955,506,015
                                                                        ================    =================    ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD .......................................................     1,339,098,450        1,589,162,639      1,042,114,051
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ....................        56,834,793           55,294,933         15,102,759
   SHARES REDEEMED ...................................................      (856,310,242)      (1,229,662,482)      (836,132,219)
                                                                        ----------------    -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ................................................       539,623,001          414,795,090        221,084,591
                                                                        ----------------    -----------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ................  $              0    $           2,086    $             0
                                                                        ================    =================    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                        BEGINNING          NET            AND   DISTRIBUTIONS
                                                        NET ASSET   INVESTMENT     UNREALIZED        FROM NET
                                                        VALUE PER       INCOME        GAIN ON      INVESTMENT
                                                            SHARE       (LOSS)    INVESTMENTS          INCOME
-------------------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ........       $1.00         0.02           0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...............       $1.00         0.03           0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 .....................       $1.00         0.01           0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .....................       $1.00         0.00           0.00           0.00
JULY 31, 2002(3) TO MARCH 31, 2003 ..................       $1.00         0.00           0.00           0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

(4)   THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                 DISTRIBUTIONS      ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                      FROM NET   NET ASSET   --------------------------------------------------
                                                      REALIZED   VALUE PER   NET INVESTMENT       GROSS    EXPENSES         NET
                                                         GAINS       SHARE    INCOME (LOSS)    EXPENSES      WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..           0.00       $1.00            2.17%       0.86%     (0.10)%       0.76%
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........           0.00       $1.00            2.86%       0.95%     (0.11)%       0.84%
APRIL 1, 2004 TO MARCH 31, 2005 ...............           0.00       $1.00            0.81%       1.12%     (0.12)%       1.00%
APRIL 1, 2003 TO MARCH 31, 2004 ...............           0.00       $1.00            0.16%       1.19%     (0.19)%       1.00%
JULY 31, 2002(3) TO MARCH 31, 2003 ............           0.00       $1.00            0.64%       1.07%     (0.15)%       0.92%

                                                                NET ASSETS AT
                                                      TOTAL     END OF PERIOD
                                                  RETURN(2)   (000'S OMITTED)
-----------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND
-----------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       2.18%        $2,909,930
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) .........       2.61%        $2,370,307
APRIL 1, 2004 TO MARCH 31, 2005 ...............       0.80%        $1,955,506
APRIL 1, 2003 TO MARCH 31, 2004 ...............       0.17%        $1,734,451
JULY 31, 2002(3) TO MARCH 31, 2003 ............       0.46%        $1,054,549

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Liquidity Reserve Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2006.

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                  Capital Loss
   Fund                                         Year Expires     Carryforwards
--------------------------------------------------------------------------------
   LIQUIDITY RESERVE MONEY MARKET FUND              2013             $22,636
                                                    2014               4,580
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                           Advisory Fees                                        Subadvisory Fees
                        Average Daily      (% of Average                       Average Daily     (% of Average
   Fund                  Net Assets      Daily Net Assets)     Subadviser       Net Assets      Daily Net Assets)
-----------------------------------------------------------------------------------------------------------------
   LIQUIDITY RESERVE  First $1 billion         0.300         Wells Capital   First $1 billion        0.050
   MONEY MARKET FUND   Next $4 billion         0.275            Management    Next $2 billion        0.030
                       Over $5 billion         0.250          Incorporated    Next $3 billion        0.020
                                                                              Over $6 billion        0.010
-----------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                  % of Average
   Fund                               Average Daily Net Assets  Daily Net Assets
--------------------------------------------------------------------------------
   LIQUIDITY RESERVE MONEY MARKET         First $5 billion           0.27
   FUND                                    Next $5 billion           0.26
                                           Over $10 billion          0.25

-------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rate:

                                                                  % of Average
   Fund                                                         Daily Net Assets
--------------------------------------------------------------------------------
   LIQUIDITY RESERVE MONEY MARKET FUND                                0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                                                  % of Average
   Fund                                                         Daily Net Assets
--------------------------------------------------------------------------------
   LIQUIDITY RESERVE MONEY MARKET FUND                                0.25
--------------------------------------------------------------------------------

      For the six months ended August 31, 2006, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

DISTRIBUTION FEES

      Effective August 1, 2005, the Fund is not subject to distribution fees. Prior to August 1, 2005, the Trust had adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees were charged to Investor Class shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

      For the six months ended August 31, 2006, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended August 31, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

from administration, custodian and shareholder servicing fees, if any. Funds Management has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                   Net Operating
   Fund                                                            Expense Ratio
--------------------------------------------------------------------------------
   LIQUIDITY RESERVE MONEY MARKET FUND                                 0.76%
--------------------------------------------------------------------------------

4. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

OTHER INFORMATION (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------
                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE**      PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Thomas S. Goho             Trustee, since 1987      Chair of Finance, Wake Forest      None
64                                                  University, since 2006. Benson-
                                                    Pruitt Professorship, Wake Forest
                                                    University, Calloway School of
                                                    Business and Accountancy, since
                                                    1999.
----------------------------------------------------------------------------------------------------------
Peter G. Gordon            Trustee, since 1998      Chairman, CEO, and Co-Founder      None
63                         (Chairman, since 2001)   of Crystal Geyser Water Company,
                                                    and President of Crystal Geyser
                                                    Roxane Water Company.
----------------------------------------------------------------------------------------------------------
Richard M. Leach           Trustee, since 1987      Retired. Prior thereto,            None
73                                                  President of Richard M. Leach
                                                    Associates (a financial
                                                    consulting firm).
----------------------------------------------------------------------------------------------------------
Olivia S. Mitchell         Trustee, since 2006      Professor of Insurance and Risk    None
53                                                  Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center
                                                    on Pensions and Retirement.
                                                    Research Associate and Board
                                                    Member, Penn Aging Research
                                                    Center. Research Associate,
                                                    National Bureau of Economic
                                                    Research.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

----------------------------------------------------------------------------------------------------------
                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE**      PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Timothy J. Penny           Trustee, since 1996      Senior Counselor to the public     None
54                                                  relations firm of Himle-Horner,
                                                    and Senior Fellow at the
                                                    Humphrey Institute, Minneapolis,
                                                    Minnesota (a public policy
                                                    organization).
----------------------------------------------------------------------------------------------------------
Donald C. Willeke          Trustee, since 1996      Principal of the law firm of       None
66                                                  Willeke & Daniels.
----------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

----------------------------------------------------------------------------------------------------------
                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE**      PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
J. Tucker Morse            Trustee, since 1987      Private Investor/Real Estate       None
62                                                  Developer. Prior thereto,
                                                    Chairman of White Point Capital,
                                                    LLC until 2005.
----------------------------------------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------------------------------------
                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE        PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Karla M. Rabusch           President, since 2003    Executive Vice President of        None
47                                                  Wells Fargo Bank, N.A. and
                                                    President of Wells Fargo Funds
                                                    Management, LLC. Senior Vice
                                                    President and Chief
                                                    Administrative Officer of Wells
                                                    Fargo Funds Management, LLC from
                                                    2001 to 2003.
----------------------------------------------------------------------------------------------------------
C. David Messman           Secretary, since 2000    Vice President and Managing        None
46                                                  Senior Counsel of Wells Fargo
                                                    Bank, N.A. and Senior Vice
                                                    President and Secretary of Wells
                                                    Fargo Funds Management, LLC.
                                                    Vice President and Senior
                                                    Counsel of Wells Fargo Bank,
                                                    N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------
A. Erdem Cimen             Treasurer, since 2006    Vice President of Wells Fargo      None
32                                                  Bank, N.A. and Vice President of
                                                    Financial Operations for Wells
                                                    Fargo Funds Management, LLC.
                                                    Vice President and Group Finance
                                                    Officer of Wells Fargo Bank,
                                                    N.A. Auto Finance Group from
                                                    2004 to 2006. Vice President of
                                                    Portfolio Risk Management for
                                                    Wells Fargo Bank, N.A. Auto
                                                    Finance Group in 2004. Vice
                                                    President of Portfolio Research
                                                    and Analysis for Wells Fargo
                                                    Bank, N.A. Auto Finance Group
                                                    from 2001 to 2004. Director of
                                                    Small Business Services Risk
                                                    Management for American Express
                                                    Travel Related Services from
                                                    2000 to 2001.

OTHER INFORMATION (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

OFFICERS (continued)

----------------------------------------------------------------------------------------------------------
                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE        PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Dorothy A. Peters          Chief Compliance         Chief Compliance Officer of        None
44                         Officer, since 2004      Wells Fargo Funds Management,
                                                    LLC since 2004 and Compliance
                                                    Officer of Wells Fargo Funds
                                                    Management, LLC from 1999
                                                    to 2002. Compliance Manager
                                                    of Wells Fargo Investments from
                                                    1997 to 1999. In 2002, Ms.
                                                    Peters left Wells Fargo Funds
                                                    Management, LLC to pursue
                                                    personal goals.

----------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of August 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Liquidity Reserve Money Market Fund (the "Fund"); and (ii) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment subadvisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 31, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 31, 2006, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Fund by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Fund.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Board considered information regarding Funds Management's and Wells Capital Management's compensation programs for personnel involved in the management of the Fund.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to the Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was not appreciably below the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating

OTHER INFORMATION (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

expense ratio of the Fund was lower than the Fund's Peer Group's median net operating expense ratio.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Fund's administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment subadvisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were not appreciably higher than the median rates of its Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability of other Wells Fargo businesses (including Wells Capital Management) from providing services to the Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints applicable to the Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The Board also considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board has conferred with the portfolio managers of the Fund at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   -- Association of Bay Area Governments
ADR    -- American Depository Receipt
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
ARM    -- Adjustable Rate Mortgages
BART   -- Bay Area Rapid Transit
CDA    -- Community Development Authority
CDSC   -- Contingent Deferred Sales Charge
CGIC   -- Capital Guaranty Insurance Company
CGY    -- Capital Guaranty Corporation
CMT    -- Constant Maturity Treasury
COFI   -- Cost of Funds Index
COP    -- Certificate of Participation
CP     -- Commercial Paper
CTF    -- Common Trust Fund
DW&P   -- Department of Water & Power
DWR    -- Department of Water Resources
EDFA   -- Education Finance Authority
FFCB   -- Federal Farm Credit Bank
FGIC   -- Financial Guaranty Insurance Corporation
FHA    -- Federal Housing Authority
FHLB   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FRN    -- Floating Rate Notes
FSA    -- Financial Security Assurance Incorporated
GDR    -- Global Depository Receipt
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HFA    -- Housing Finance Authority
HFFA   -- Health Facilities Financing Authority
IDA    -- Industrial Development Authority
IDR    -- Industrial Development Revenue
LIBOR  -- London Interbank Offered Rate
LLC    -- Limited Liability Corporation
LOC    -- Letter of Credit
LP     -- Limited Partnership
MBIA   -- Municipal Bond Insurance Association
MFHR   -- Multi-Family Housing Revenue
MUD    -- Municipal Utility District
MTN    -- Medium Term Note
PCFA   -- Pollution Control Finance Authority
PCR    -- Pollution Control Revenue
PFA    -- Public Finance Authority
PLC    -- Private Placement
PSFG   -- Public School Fund Guaranty
RDA    -- Redevelopment Authority
RDFA   -- Redevelopment Finance Authority
REITS  -- Real Estate Investment Trusts
R&D    -- Research & Development
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
SLMA   -- Student Loan Marketing Association
STEERS -- Structured Enhanced Return Trust
TBA    -- To Be Announced
TRAN   -- Tax Revenue Anticipation Notes
USD    -- Unified School District
V/R    -- Variable Rate
WEBS   -- World Equity Benchmark Shares
XLCA   -- XL Capital Assurance

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

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

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

[LOGO]
-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS FARGO THIS REPORT AND THE FINANCIAL STATEMENTS ADVANTAGE FUNDS(SM) is available free CONTAINED HEREIN ARE SUBMITTED FOR THE upon request. To obtain literature, GENERAL INFORMATION OF THE SHAREHOLDERS
please write, e-mail, visit the        OF WELLS  FARGO ADVANTAGE  FUNDS. IF THIS
Funds' Web site, or call:              REPORT IS USED FOR PROMOTIONAL  PURPOSES,
                                       DISTRIBUTION   OF  THE  REPORT   MUST  BE
WELLS FARGO ADVANTAGE FUNDS            ACCOMPANIED  OR   PRECEDED  BY A  CURRENT
P.O. Box 8266                          PROSPECTUS.  FOR  A PROSPECTUS CONTAINING
Boston, MA 02266-8266                  MORE  COMPLETE   INFORMATION,   INCLUDING
                                       CHARGES AND EXPENSES, CALL 1-800-222-8222
E-mail: wfaf@wellsfargo.com            OR   VISIT   THE   FUNDS'  WEB   SITE  AT
Web site:                              WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.
www.wellsfargo.com/advantagefunds PLEASE CONSIDER THE INVESTMENT Individual Investors: 1-800-222-8222 OBJECTIVES, RISKS, CHARGES, AND EXPENSES
Retail Investment Professionals:       OF  THE  INVESTMENT    CAREFULLY   BEFORE
1-888-877-9275                         INVESTING.  THIS AND   OTHER  INFORMATION
Institutional Investment               ABOUT WELLS FARGO ADVANTAGE  FUNDS CAN BE
Professionals: 1-866-765-0778          FOUND IN THE  CURRENT   PROSPECTUS.  READ
                                       THE  PROSPECTUS    CAREFULLY  BEFORE  YOU
                                       INVEST OR SEND MONEY.

                                       Wells  Fargo  Funds  Management,  LLC,  a
                                       wholly owned  subsidiary of Wells Fargo &
                                       Company, provides investment advisory and
                                       administrative  services  for WELLS FARGO
                                       ADVANTAGE  FUNDS.   Other  affiliates  of
                                       Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

            ---------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo         www.wellsfargo.com/advantagefunds      100104 10-06
Funds Management, LLC.                                              SLRMM/SAR117
All rights reserved.

                                                            -----------------
                                                            WELLS   ADVANTAGE
                                                            FARGO   FUNDS
                                                            -----------------

          [GRAPHIC OMITTED]                         AUGUST 31, 2006

                                                  SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

Wells Fargo Advantage California Tax-Free Money Market Trust
Wells Fargo Advantage Money Market Trust
Wells Fargo Advantage National Tax-Free Money Market Trust

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Money Market Overview ....................................................     2
--------------------------------------------------------------------------------

Primary Investments ......................................................     4
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Trust ................................     5
   Money Market Trust ....................................................     6
   National Tax-Free Money Market Trust ..................................     7

Fund Expenses (Unaudited) ................................................     8
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Trust ................................     9
   Money Market Trust ....................................................    14
   National Tax-Free Money Market Trust ..................................    18

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    25
   Statements of Operations ..............................................    26
   Statements of Changes in Net Assets ...................................    28
   Financial Highlights ..................................................    30

Notes to Financial Statements ............................................    32
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................    35
--------------------------------------------------------------------------------

List of Abbreviations ....................................................    41
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

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

LETTER TO SHAREHOLDERS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS semi-annual report for the six-month period that ended August 31, 2006. On the following pages, you will find a money market overview, information about the holdings in each Fund, and the portfolio manager's strategic outlook.

THE ECONOMY
--------------------------------------------------------------------------------

      During the period, the U.S. economy started to show some signs of a slowdown. The housing market slowed, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the inflation outlook remained cloudy. Real Gross Domestic Product (GDP) slowed to 2.9% for the second quarter of 2006, driven mostly by a falloff in consumer spending from an unsustainable first-quarter pace. Other indicators, however, have remained robust. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy, creating some uncertainty regarding the direction of the Fed's next decision about interest rates.

FED PAUSES IN ITS CYCLE OF INTEREST RATE HIKES
--------------------------------------------------------------------------------

      Money market rates continued to rise in 2006 as the Fed increased the target Federal funds rate by 0.25% at each of the 17 Federal Open Market Committee (FOMC) meetings from June 2004 through June 2006. In August, the Fed took a long-awaited pause and kept the Federal funds rate at 5.25%. The Federal funds rate was only 1.00% in June 2004 before the Fed started its cycle of interest rate increases--often described as credit tightening.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The Fed's monetary policy has become less predictable. The FOMC minutes of the August 8, 2006 meeting stated that the decision to stop raising the Federal funds rate was "appropriate to limit the risks of tightening too much." All the FOMC members agreed that the decision to pause did not necessarily mark the end of the credit tightening cycle.

      The unpredictability of interest rates is another reason why we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful money managers chosen for their focused attention to a particular investment style.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                  MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This semi-annual report covers the six-month period from March 1, 2006, through August 31, 2006.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      After having raised the target Federal funds rate by 0.25% at 17 consecutive meetings since June 2004, the Fed finally left interest rates unchanged at its meeting on August 8, 2006. This series of increases raised the Federal funds rate from 1% in 2004 to 5.25% by the end of the reporting period. The six-month period that ended August 31, 2006, experienced three increases that raised the Federal funds rate from 4.50% to 5.25%.

      The money market yield curve, which is the yield of various securities across the spectrum of very short maturities from one day to one year, flattened considerably during the period. For example, the spread between the one-month and one-year London Inter-Bank Offered Rate (LIBOR) contracted from 0.52% on February 28, 2006, to only 0.08% on August 31, 2006. While the one-month LIBOR rose by 0.70%, from 4.63% to 5.33%, the one-year LIBOR increased by only 0.26%, from 5.15% to 5.41%. The muted rise in the one-year rate reflected an increasing belief from money market investors that increases in short-term rates could be nearing an end. One-month rates peaked around 5.40% at the beginning of August, at the same time as the Fed paused from its interest rate increases. One-year rates peaked earlier, around 5.75%, toward the end of June and by August 31, 2006, had returned to the 5.40% levels seen at the end of May.

      The amount of commercial paper outstanding increased each month during the reporting period, increasing by a total of about 10% for the six-month period. In dollar terms, the total amount of commercial paper increased from $1.67 trillion on February 28, 2006, to $1.84 trillion on August 31, 2006. This increased supply led to more attractive yields relative to other money market instruments, especially U.S. Government and U.S. Treasury securities.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      During March, strong demand and a lack of supply resulted in weekly variable rate demand notes (VRDNs) being less attractive than the one-month LIBOR because cash poured into the short end of the municipal market in advance of April tax payments. Municipal interest rates began to increase as the April 15 tax payment deadline approached, though money continued to flow into money market funds into the third week of April. VRDN levels were not as cheap relative to taxable money market instruments as they were the previous year. After the April tax cycle ended, rates on VRDNs stabilized by early May. An attempt by remarketing agents to push rates much lower in June was met with strong resistance because interest rate sensitive investors exercised their right to sell VRDNs back to the dealers. By the end of June, rates increased to levels similar to those during tax season.

      In June, the California note season took a different tone from the previous year. Investors who remembered the poor performance of California notes in 2005 and who were concerned with future interest rate increases showed little interest. Basing their pricing on investors' past behavior, dealers had become accustomed to heavy demand for notes even at levels that were relatively expensive. The first notes of the season were offered at 3.48%, just over 63% of the one-year LIBOR, and had to be re-priced upward to 3.52%, closer to 64% of the one-year LIBOR. Issuance of nonspecialty state notes during the period was very light, and the prices for national paper were only slightly higher than the prices for California paper.

      While weekly rates continued on their normal seasonal gyrations, fixed rates on California notes trended lower as they did in the taxable market. The Fed's decision to leave the Federal funds rate unchanged in August appeared to be interpreted by money market investors as the end of the credit tightening cycle rather than a temporary pause.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      The Fed has made good on its promise to pause in its series of interest-rate increases. Whether the pause proves to be temporary or not will depend upon future economic data. The statement released by the Fed after its meeting on August 8 indicated that "inflation pressures seem likely to moderate over time, reflecting contained inflation expectations and the cumulative effect of monetary policy actions . . . ."

      If the rise in rates has completely run its course, the flattening yield curve could be seen as an indication of success on the part of the Fed in its efforts to be more transparent in communicating its intentions about the future course of interest rates. By the end of the period, investors were almost universally proclaiming the end of higher rates and expected the next move to be toward lower rates. If, however, this is a temporary pause and the Fed resumes its pattern of raising rates, its efforts may not be seen as so successful and investors could be unpleasantly surprised.

MONEY MARKET OVERVIEW                  WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      We continue to see the potential for stronger economic growth later in 2006. We are also troubled by the fact that inflation has run above the Fed's expressed "comfort zone" for nearly two years now. We believe, however, that with real interest rates running just under 3%, monetary policy is not really all that restrictive by historical standards. We will continue to manage the Fund conservatively and in a manner that is sensitive to changes in market rates.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

The views expressed are as of August 31, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                  MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                                California Tax-Free   Money Market   National Tax-Free
-------------------------------------------------------------------------------------------------------
   U.S. Treasury Securities                                                 x
-------------------------------------------------------------------------------------------------------
   Repurchase Agreements                                                    x
-------------------------------------------------------------------------------------------------------
   U.S. Government Obligations                                              x
-------------------------------------------------------------------------------------------------------
   Commercial Paper                                                         x
-------------------------------------------------------------------------------------------------------
   Certificates of Deposit/Bankers Acceptance                               x
-------------------------------------------------------------------------------------------------------
   Time Deposits                                                            x
-------------------------------------------------------------------------------------------------------
   Floating/Variable Rate Notes/Bonds                    x                  x                x
-------------------------------------------------------------------------------------------------------
   Mortgage and Asset-Backed Securities                                     x
-------------------------------------------------------------------------------------------------------
   Corporate Notes/Bonds                                                    x
-------------------------------------------------------------------------------------------------------
   Municipal Obligations                                 x                                   x
-------------------------------------------------------------------------------------------------------
   Municipal Commercial Paper                            x                                   x
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Trusts may make as part of their investment strategies.The chart does not identify all of the permitted investments for each Trust.

PERFORMANCE HIGHLIGHTS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      THE WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST (the
Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC.      Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      05/05/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                                                    6-Month*  1-Year  5-Year  Life of Fund
---------------------------------------------------------------------------------------------------------------------------
    California Tax-Free Money Market Trust (Incept. Date 05/05/1997)                  1.63     2.96    1.60       2.29
---------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                  3.28%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                 3.33%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                  3.26%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                3.31%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                          24 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                         5%
Municipal Demand Notes                             7%
Municipal Bonds                                   88%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHARTS IN THE PRINTED MATERIAL.]

Overnight                                          7%
2-14 Days                                         82%
15-29 Days                                         2%
30-59 Days                                         3%
60-89 Days                                         1%
270+ Days                                          5%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.26%.

      Performance shown for the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST for periods prior to November 8, 1999 reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      THE WELLS FARGO ADVANTAGE MONEY MARKET TRUST (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC.      Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      09/17/1990

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                                                    6-Month*  1-Year  5-Year  10-Year
----------------------------------------------------------------------------------------------------------------------
    Money Market Trust (Incept. Date 09/17/1990)                                      2.47     4.47    2.26     3.90
----------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                  5.17%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                 5.30%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                  5.15%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                5.28%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                          26 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2  (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                  35%
Floating & Variable Rate Bonds/Notes              30%
Repurchase Agreements                             14%
Time Deposits                                     18%
Certificates of Deposit                            3%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                         27%
2-14 Days                                         20%
15-29 Days                                        18%
30-59 Days                                        22%
60-89 Days                                        12%
90-179 Days                                        1%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 5.17%.

      Performance shown for the WELLS FARGO ADVANTAGE MONEY MARKET TRUST for periods prior to November 8, 1999 reflects performance of the Stagecoach Money Market Trust, its predecessor fund.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      THE WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC.      Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      11/10/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                                                    6-Month*  1-Year  5-Year  Life of Fund
---------------------------------------------------------------------------------------------------------------------------
    National Tax-Free Money Market Trust (Incept. Date 11/10/1997)                    1.65     3.00    1.68       2.43
---------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

FUND YIELD SUMMARY 1 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                  3.34%
--------------------------------------------------------------------------------
   7-Day Compound Yield                                                 3.39%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                  3.29%
--------------------------------------------------------------------------------
   30-Day Compound Yield                                                3.34%

FUND CHARACTERISTIC 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                          20 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                        10%
Municipal Demand Notes                             6%
Municipal Bonds                                   84%

MATURITY DISTRIBUTION 2 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                         13%
2-14 Days                                         74%
15-29 Days                                         2%
30-59 Days                                         4%
60-89 Days                                         4%
90-179 Days                                        1%
270+ Days                                          2%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.30%.

      Performance shown for the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST for periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund.

2 Fund characteristic, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS              FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Beginning     Ending
                                                                 Account      Account       Expenses     Net Annual
                                                                  Value        Value      Paid During      Expense
                                                               03/01/2005   08/31/2006   the Period(1)      Ratio
Wells Fargo Advantage California Tax-Free Money Market Trust
--------------------------------------------------------------------------------------------------------------------
Actual                                                         $1,000.00    $ 1,016.30       $1.02          0.20%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                       $1,000.00    $ 1,024.20       $1.02          0.20%

Wells Fargo Advantage Money Market Trust
--------------------------------------------------------------------------------------------------------------------
Actual                                                         $1,000.00    $ 1,024.70       $1.02          0.20%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                       $1,000.00    $ 1,024.20       $1.02          0.20%

Wells Fargo Advantage National Tax-Free Money Market Trust
--------------------------------------------------------------------------------------------------------------------
Actual                                                         $1,000.00    $ 1,016.50       $1.02          0.20%
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                       $1,000.00    $ 1,024.20       $1.02          0.20%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COMMERCIAL PAPER - 5.16%
$       390,000    CALIFORNIA STATEWIDE CDA                                                3.40%      09/06/2006    $       390,000
      4,100,000    GOLDEN GATE BRIDGE                                                      3.50       10/16/2006          4,100,000
      2,000,000    LOS ANGELES METROPOLITAN TRANSPORTATION                                 3.57       09/07/2006          2,000,000
      1,500,000    LOS ANGELES METROPOLITAN TRANSPORTATION                                 3.59       09/07/2006          1,500,000
      5,000,000    PORT OF OAKLAND CA                                                      3.50       11/01/2006          5,000,000
      4,294,000    RIVERSIDE COUNTY TEETER FINANCE                                         3.52       09/15/2006          4,294,000
      3,105,000    UNIVERSITY OF CALIFORNIA                                                3.57       09/07/2006          3,105,000
      1,960,000    UNIVERSITY OF CALIFORNIA                                                3.59       09/08/2006          1,960,000
      6,255,000    UNIVERSITY OF CALIFORNIA                                                3.52       09/15/2006          6,255,000
      3,580,000    UNIVERSITY OF CALIFORNIA                                                3.52       10/18/2006          3,580,000

TOTAL COMMERCIAL PAPER (COST $32,184,000)                                                                                32,184,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES - 95.12%

CALIFORNIA - 93.46%
      3,000,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                   FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)SS.+/-               3.41       07/15/2035          3,000,000
      3,100,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                   GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA (HOUSING
                   REVENUE LOC)SS.+/-                                                      3.41       09/15/2032          3,100,000
      2,550,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                   GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)SS.+/-                  3.43       03/15/2037          2,550,000
      2,000,000    ABAG FINANCE AUTHORITY FOR NONPROFIT FAMILY CORPORATIONS
                   CALIFORNIA BERKELEYAN PROJECT A (OTHER REVENUE, FNMA INSURED)SS.+/-     3.41       05/15/2033          2,000,000
      2,680,000    ABN AMRO MUNITOPS CERTIFICATES TR 2000-5 MUNITOPS CERTIFICATES
                   (OTHER REVENUE LOC, FGIC INSURED)SS.+/-++                               3.35       05/07/2008          2,680,000
      1,335,000    ABN AMRO MUNITOPS CERTIFICATES TRUST 2006-40 (PROPERTY TAX
                   REVENUE,FIRST SECURITY BANK LOC)SS.+/-                                  3.64       08/01/2013          1,335,000
      1,309,000    ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY CERTIFICATES
                   PARTICIPATION CAPITAL IMPROVEMENTS FINANCING PROJECTS LEASE
                   REVENUE SERIES G (LEASE REVENUE LOC, AMBAC INSURED)SS.+/-               3.39       08/01/2024          1,309,000
      2,100,000    ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORPORATION
                   CERTIFICATES PARTICIPATION REFINANCING PROJECT LEASE REVENUE
                   (LEASE REVENUE, KBC BANK NV LOC)SS.+/-                                  3.30       09/01/2019          2,100,000
      1,295,000    APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524 (PROPERTY
                   TAX REVENUE LOC)SS.+/-                                                  3.44       08/01/2012          1,295,000
      5,250,000    BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                   PROJECT SERIES A (IDR LOC)SS.+/-                                        3.38       12/01/2028          5,250,000
      6,490,000    CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS BANK
                   LOC)SS.+/-                                                              3.39       02/01/2037          6,490,000
        250,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING REVENUE)
                   SS.+/                                                                   3.39       02/01/2035            250,000
      2,840,000    CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE
                   LOC)SS.+/-                                                              3.39       08/01/2036          2,840,000
      5,285,000    CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A (HFFA
                   REVENUE,WACHOVIA BANK NA LOC)SS.+/-                                     3.55       09/01/2025          5,285,000
      5,155,000    CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B (HFFA
                   REVENUE,WACHOVIA BANK NA LOC)SS.+/-                                     3.55       09/01/2025          5,155,000
      7,480,000    CALIFORNIA HFFA REVENUE SERIES A (HFFA REVENUE LOC, MBIA INSURED)
                   SS.+/                                                                   3.50       09/01/2028          7,480,000
        945,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
                   HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT REVENUE,
                   COMERICA BANK CA LOC)SS.+/-                                             3.45       09/01/2024            945,000
      2,750,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
                   FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE LOC)
                   SS.+/                                                                   3.32       07/01/2032          2,750,000
      1,955,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SOUTHERN
                   CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                   LOC)SS.+/-                                                              3.45       09/01/2025          1,955,000
      5,000,000    CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY ENVIRONMENTAL
                   IMPROVEMENT REVENUE (IDR LOC)SS.+/-                                     3.42       09/01/2017          5,000,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     3,785,000    CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (GO - SCHOOL
                   DISTRICTS)                                                              4.50%      07/06/2007    $     3,815,853
      4,750,000    CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-        3.27       07/01/2035          4,750,000
     17,135,000    CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)SS.+/-        3.27       07/01/2033         17,135,000
      1,960,000    CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3 (PROPERTY
                   TAX REVENUE, CITIBANK NA LOC)SS.+/-                                     3.46       12/01/2032          1,960,000
      1,705,000    CALIFORNIA STATE DEPARTMENT WATER RESERVE POWER SUPPLY SERIES C-13
                   (UTILITIES REVENUE, FIRST SECURITY BANK LOC)SS.+/-                      3.26       05/01/2022          1,705,000
      1,350,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                   REVENUE)SS.+/-                                                          3.50       05/01/2022          1,350,000
      3,000,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                   REVENUE,BANK OF NOVA SCOTIA LOC)SS.+/-                                  3.30       05/01/2022          3,000,000
      7,290,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C3 (ELECTRIC
                   REVENUE LOC,AMBAC INSURED)SS.+/-                                        3.30       05/01/2022          7,290,000
     16,200,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                   REVENUE,JPMORGAN LOC)SS.+/-                                             3.29       05/01/2022         16,200,000
     21,830,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                   REVENUE,DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                         3.30       05/01/2022         21,830,000
      1,700,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
                   REVENUE)SS.+/-                                                          3.30       05/01/2011          1,700,000
      9,365,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G13 (WATER
                   REVENUE)SS.+/-                                                          3.33       05/01/2018          9,365,000
     23,080,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G5 (WATER
                   REVENUE,FIRST SECURITY BANK LOC)SS.+/-                                  3.25       05/01/2016         23,080,000
      5,565,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G6 (WATER
                   REVENUE,FIRST SECURITY BANK LOC)SS.+/-                                  3.30       05/01/2017          5,565,000
      4,750,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G7 (WATER
                   REVENUE)SS.+/-                                                          3.27       05/01/2017          4,750,000
      5,665,000    CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.44       07/01/2014          5,665,000
        985,000    CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446 (ECONOMIC
                   DEVELOPMENT REVENUE LOC)SS.+/-                                          3.44       01/01/2012            985,000
      2,900,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-10 (SALES TAX REVENUE
                   LOC)SS.+/-                                                              3.32       07/01/2023          2,900,000
     19,615,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11 (SALES TAX REVENUE
                   LOC)SS.+/-                                                              3.30       07/01/2023         19,615,000
      2,800,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-16 (SALES TAX
                   REVENUE,FIRST SECURITY BANK LOC)SS.+/-                                  3.28       07/01/2023          2,800,000
      7,720,000    CALIFORNIA STATE PUBLIC WORKS BOARD (COLLEGE & UNIVERSITY REVENUE,
                   MBIA INSURED)SS.+/-                                                     3.44       11/01/2023          7,720,000
      5,165,000    CALIFORNIA STATE PUBLIC WORKS BOARD CERTIFICATES SERIES D (LEASE
                   REVENUE,AMBAC INSURED)SS.+/-                                            3.41       12/01/2019          5,165,000
      4,000,000    CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
                   REVENUE, FGIC INSURED)SS.+/-                                            3.44       07/01/2014          4,000,000
     12,610,000    CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.27       05/01/2040         12,610,000
     22,965,000    CALIFORNIA STATE SERIES B3 (GO - STATES, TERRITORIES LOC)SS.+/-         3.32       05/01/2033         22,965,000
      3,000,000    CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A9
                   (PROPERTY TAX REVENUE,CITIBANK NA LOC)SS.+/-                            3.36       05/01/2034          3,000,000
      1,195,000    CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
                   BANK NA LOC)SS.+/-                                                      3.55       11/01/2031          1,195,000
        720,000    CALIFORNIA STATEWIDE CDA LIVERMORE VY ARTS CENTER PROJECT (OTHER
                   REVENUE,BANK OF NEW YORK LOC)SS.+/-                                     3.27       12/01/2036            720,000
      3,200,000    CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT CSS.+/-                3.46       01/20/2031          3,200,000
      1,000,000    CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                   (HOUSING REVENUE LOC)SS.+/-                                             3.48       12/01/2011          1,000,000
      4,660,000    CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS SERIES A
                   COLLATERALIZED BY FHLB (MFHR LOC)SS.+/-                                 3.65       02/01/2028          4,660,000
      2,000,000    CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE LOC)SS.+/-     3.43       04/15/2035          2,000,000
      4,000,000    CALIFORNIA STATEWIDE CDA PINE VIEW APARTMENTS SERIES A (MFHR,
                   CITIBANK NA LOC)SS.+/-                                                  3.30       09/01/2036          4,000,000
      3,500,000    CALIFORNIA STATEWIDE CDA SERIES A1 (OTHER REVENUE)                      4.50       06/29/2007          3,525,354

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     3,500,000    CALIFORNIA STATEWIDE CDA SERIES A4 RIVERSIDE COUNTY (OTHER
                   REVENUE)                                                                4.50%      06/29/2007    $     3,526,205
      2,500,000    CALIFORNIA STATEWIDE CDA STONERIDGE ELK GROVE SERIES Q (HOUSING
                   REVENUE,CITIBANK NA LOC)SS.+/-                                          3.46       10/01/2038          2,500,000
      4,375,000    CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
                   (HOUSING REVENUE, FNMA INSURED)SS.+/-                                   3.46       11/15/2035          4,375,000
      1,755,000    CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED BY
                   FNMA (MFHR LOC)SS.+/-                                                   3.43       10/15/2026          1,755,000
      2,300,000    COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
                   (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC)SS.+/-         3.42       09/01/2036          2,300,000
      1,010,000    CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS SERIES I
                   (MFHR, FNMA INSURED)SS.+/-                                              3.43       07/15/2032          1,010,000
      1,300,000    CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                   SERIES H COLLATERALIZED BY FNMA (MFHR LOC)SS.+/-                        3.35       10/15/2029          1,300,000
      1,300,000    CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                   REMARKETED 09/28/94 (MFHR LOC)SS.+/-                                    3.34       11/15/2022          1,300,000
        470,000    CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                       3.44       03/01/2011            470,000
      4,800,000    FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                   INSURED)SS.+/-                                                          3.43       08/15/2026          4,800,000
      2,350,000    FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER REVENUE
                   LOC)SS.+/-                                                              3.30       09/01/2025          2,350,000
      2,900,000    GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT (IDR LOC)SS.+/-         3.70       09/01/2007          2,900,000
      5,870,000    GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY (OTHER REVENUE, MBIA
                   INSURED)SS.+/-                                                          3.44       09/01/2025          5,870,000
      1,115,000    HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                   (PROPERTY TAX REVENUE,JPMORGAN CHASE BANK LOC)SS.+/-                    3.32       06/01/2033          1,115,000
      2,000,000    LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                   PROJECT SERIES C (HOUSING REVENUE LOC)SS.+/-                            3.35       12/01/2026          2,000,000
      1,000,000    LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)SS.+/-           3.46       05/15/2017          1,000,000
      1,880,000    LONG BEACH CA COMMUNITY COLLEGE DISTRICT SERIES 1399 (PROPERTY
                   TAX REVENUE,FGIC INSURED)SS.+/-                                         3.41       05/01/2030          1,880,000
      1,580,000    LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
                   FGIC INSURED)SS.+/-                                                     3.44       05/15/2020          1,580,000
        675,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)SS.+/-                                                      3.30       04/01/2030            675,000
      1,725,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)SS.+/-                                                      3.57       10/15/2038          1,725,000
      8,610,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR WILSHIRE
                   STATION APARTMENTS SERIES A (HOUSING REVENUE LOC)SS.+/-                 3.57       10/15/2038          8,610,000
      8,230,000    LOS ANGELES CA CONVENTION & EXHIBIT CENTER AUTHORITY SERIES E
                   (LEASE REVENUE,AMBAC INSURED)SS.+/-                                     3.37       08/15/2021          8,230,000
      5,500,000    LOS ANGELES CA PA 554 (GO - STATES, TERRITORIES, MERRILL LYNCH
                   CAPITAL SERVICES LOC)SS.+/-                                             3.44       09/01/2015          5,500,000
      5,500,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK
                   NA LOC)SS.+/-                                                           3.27       08/22/2007          5,500,000
      2,415,000    LOS ANGELES CA SERIES 1400 (SEWER REVENUE, MBIA INSURED)SS.+/-          3.41       06/01/2026          2,415,000
      4,100,000    LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)SS.+/-                       3.27       07/01/2035          4,100,000
      4,175,000    LOS ANGELES CA TRAN (PROPERTY TAX REVENUE)                              4.50       06/29/2007          4,200,241
      2,175,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-           3.44       07/01/2025          2,175,000
      2,350,000    LOS ANGELES CA USD TRAN SERIES A (OTHER REVENUE)                        4.25       10/18/2006          2,351,597
      2,125,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                   APARTMENTS-B (HOUSING REVENUE LOC)SS.+/-                                3.49       06/01/2010          2,125,000
      2,000,000    METROPOLITAN WATER DISTRICT SOUTHERN CA SERIES B1 (WATER REVENUE,
                   DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                                 3.27       07/01/2020          2,000,000
      1,375,000    METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
                   B4 (WATER REVENUE, NATIONSBANK NA LOC)SS.+/-                            3.25       07/01/2035          1,375,000
      3,930,000    METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
                   C (WATER REVENUE LOC)SS.+/-                                             3.44       07/01/2027          3,930,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET TRUST
------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    12,815,000    METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
                   C3 (WATER REVENUE LOC)SS.+/-                                            3.25%      07/01/2030    $    12,815,000
      4,400,000    MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES
                   SG 66 (ELECTRIC REVENUE LOC, MBIA INSURED)SS.+/-                        3.43       10/01/2015          4,400,000
      5,000,000    MT. DIABLO CA USD (PROPERTY TAX REVENUE)                                4.25       10/27/2006          5,009,535
      2,560,000    OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)SS.+/-           3.44       06/15/2012          2,560,000
     12,525,000    OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE SERIES
                   C1 (LEASE REVENUE LOC)SS.+/-                                            3.35       02/01/2025         12,525,000
      1,745,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT PROJECT
                   SERIES C (HOUSING REVENUE, FHLMC INSURED)SS.+/-                         3.35       12/01/2029          1,745,000
      3,000,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1 (HOUSING
                   REVENUE, FNMA INSURED)SS.+/-                                            3.35       11/15/2028          3,000,000
         25,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES A
                   (HOUSING REVENUE)SS.+/-                                                 3.49       11/01/2009             25,000
     19,700,000    ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS
                   TSB BANK PLC LOC)SS.+/-                                                 3.25       08/01/2042         19,700,000
        850,000    OXNARD CA FINANCING AUTHORITY (WATER & SEWER REVENUE LOC, AMBAC
                   INSURED)SS.+/-                                                          3.38       06/01/2034            850,000
        640,000    PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)
                   SS.+/                                                                   3.44       09/01/2026            640,000
     10,000,000    PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES A
                   (TAX ALLOCATION REVENUE LOC)SS.+/-                                      3.45       09/01/2035         10,000,000
      3,040,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
                   REVENUE LOC,FGIC INSURED)SS.+/-                                         3.43       11/01/2021          3,040,000
      3,380,000    POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-     3.44       02/01/2011          3,380,000
      2,100,000    PUERTO RICO PUBLIC FINANCE CORPORATION SERIES 1426 (LEASE REVENUE,      3.44       08/01/2010          2,100,000
                   FGIC INSURED)SS.+/-
      2,290,000    REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)SS.+/-                3.35       10/15/2034          2,290,000
     14,105,000    RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                   (SPECIAL TAX REVENUE LOC, KBC BANK LOC)SS.+/-                           3.33       09/01/2014         14,105,000
      3,350,000    SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
                   INSURED)SS.+/-                                                          3.44       02/15/2011          3,350,000
      3,000,000    SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES I
                   (HOUSING REVENUE LOC)SS.+/-                                             3.43       05/15/2034          3,000,000
      1,000,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                   INSURED)SS.+/-                                                          3.35       07/15/2029          1,000,000
      3,225,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                   (WATER &SEWER REVENUE)SS.+/-                                            3.44       12/01/2035          3,225,000
      5,000,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY CLASS
                   A (SEWER REVENUE, AMBAC INSURED)SS.+/-                                  3.45       12/01/2035          5,000,000
      1,500,000    SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE, FNMA
                   INSURED)SS.+/-                                                          3.35       02/15/2027          1,500,000
      7,000,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES A (OTHER REVENUE)     4.50       07/27/2007          7,048,547
      1,740,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT TRAN SERIES B (PROPERTY TAX
                   REVENUE)                                                                4.50       07/27/2007          1,751,773
      3,455,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.46       02/15/2026          3,455,000
      1,760,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.46       02/15/2026          1,760,000
      1,000,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C (LEASE
                   REVENUE, AMBAC INSURED)SS.+/-                                           3.46       02/15/2026          1,000,000
      5,000,000    SAN DIEGO CA USD SERIES PA 1245 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.44       07/01/2011          5,000,000
      1,275,000    SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
                   LOC)SS.+/-                                                              3.44       07/01/2022          1,275,000
      4,025,000    SAN DIEGO CA USD TRAN SERIES A (PROPERTY TAX REVENUE)                   4.50       07/24/2007          4,052,671
      1,998,000    SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER REVENUE,
                   MBIA INSURED)SS.+/-                                                     3.42       11/01/2010          1,998,000
      1,250,000    SAN FRANCISCO CA CITY & COUNTY RDA ANTONIA MANOR APARTMENTS
                   (HOUSING REVENUE, CITIBANK NA LOC)SS.+/-                                3.36       12/01/2033          1,250,000

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

    CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$    2,145,000     SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE,BANK OF
                   AMERICA NA LOC)SS.+/-                                                   3.32%      02/01/2037    $     2,145,000
     5,045,000     SAN JOSE CA EL PASEO APARTMENTS SERIES B (OTHER REVENUE, CITIBANK
                   NA LOC)SS.+/-                                                           3.38       10/01/2034          5,045,000
     1,600,000     SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                   3.42       08/01/2035          1,600,000
     3,535,000     SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 149 (TAX
                   INCREMENTAL REVENUE, MBIA INSURED)SS.+/-                                3.44       08/01/2027          3,535,000
     2,000,000     SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-        3.45       08/01/2038          2,000,000
       300,000     SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
                   (MFHR LOC, FGIC INSURED)SS.+/-                                          3.38       11/15/2017            300,000
     1,685,000     SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   MBIA INSURED)SS.+/-                                                     3.44       08/01/2025          1,685,000
     2,550,000     SONOMA COUNTY CA TRAN (OTHER REVENUE)                                   4.25       10/16/2006          2,554,123
     7,250,000     SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE, FGIC
                   INSURED)SS.+/-                                                          3.38       11/01/2035          7,250,000
       800,000     TULARE CA LOCAL HEALTH CARE DISTRICT (HEALTHCARE FACILITIES
                   REVENUE,US BANK NA LOC)SS.+/-                                           3.45       12/01/2032            800,000
     3,200,000     UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
                   REVENUE LOC)SS.+/-                                                      3.35       07/15/2029          3,200,000
     1,995,000     UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 479
                   (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC, MBIA INSURED)
                   SS.+/-                                                                  3.41       09/01/2022          1,995,000
       385,000     UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY REVENUE
                   LOC)SS.+/-                                                              3.44       05/15/2033            385,000
     4,100,000     VENTURA COUNTY CA TRAN (PROPERTY TAX REVENUE)                           4.50       07/02/2007          4,126,332
     9,635,000     VERNON CA NATURAL GAS FINANCING VERNON GAS PROJECT SERIES B (OTHER
                   REVENUE, MBIA INSURED)SS.+/-                                            3.27       08/01/2021          9,635,000
     1,765,000     VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
                   SECURITY BANK LOC)SS.+/-                                                3.44       12/01/2019          1,765,000

                                                                                                                        582,804,231
                                                                                                                    ---------------
PUERTO RICO - 1.66%
     2,500,000     EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (OTHER REVENUE LOC)
                   SS.+/-                                                                  3.46       10/01/2034          2,500,000
     7,835,000     PUERTO RICO COMMONWEALTH (TAX REVENUE)SS.+/-                            3.40       07/01/2029          7,835,000

                                                                                                                         10,335,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $593,139,231)                                                                       593,139,231
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $625,323,231)*                               100.28%                                                          $   625,323,231

OTHER ASSETS AND LIABILITIES, NET                   (0.28)                                                               (1,757,266)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $   623,565,965
                                                   ======                                                           ===============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 0.12%
$     3,273,891    CAPITAL ONE AUTO FINANCE TRUST                                          5.12%      05/15/2007    $     3,273,891

TOTAL ASSET BACKED SECURITIES (COST $3,273,891)                                                                           3,273,891
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.35%
     10,000,000    PARAGON MORTGAGES PLC+/-++SS.                                           5.31       11/15/2038         10,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,000,000)                                                             10,000,000
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 2.91%
     45,000,000    BARCLAYS BANK PLC                                                       4.14       09/20/2006         45,000,000
     18,000,000    BNP PARIBAS LONDON                                                      4.92       11/07/2006         18,000,000
      5,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                          4.18       09/22/2006          5,000,000
     15,000,000    ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD+/-                           5.34       10/04/2006         14,999,694

TOTAL CERTIFICATES OF DEPOSIT (COST $82,999,694)                                                                         82,999,694
                                                                                                                    ---------------

COMMERCIAL PAPER - 35.35%
     35,000,000    AMSTEL FUNDING CORPORATION++^                                           5.41       10/18/2006         34,753,022
     20,452,000    ATLANTIC ASSET SECURITY CORPORATION++^                                  5.39       09/25/2006         20,378,509
     38,750,000    ATLANTIS ONE FUNDING++^                                                 4.98       10/05/2006         38,567,746
     30,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                    5.41       10/04/2006         29,851,225
     15,000,000    ATLAS CAPITAL FUNDING CORPORATION++^                                    5.29       10/10/2006         14,914,038
     32,309,000    ATOMIUM FUNDING LLC++^                                                  5.28       11/21/2006         31,925,169
     15,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                                  5.31       01/23/2007         15,000,000
     16,000,000    BUCKINGHAM CDO III LLC++^                                               5.31       11/27/2006         15,794,873
     20,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                       5.29       10/12/2006         19,879,506
     10,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                       5.29       10/18/2006          9,930,936
     18,000,000    CAIRN HIGH GRADE FUNDING I LLC++^                                       5.29       10/23/2006         17,862,460
     20,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                        5.28       10/03/2006         19,906,133
      5,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                        5.29       10/03/2006          4,976,489
     15,000,000    CEDAR SPRINGS CAPITAL COMPANY++^                                        5.30       11/28/2006         14,805,667
     20,000,000    CONCORD MINUTEMEN CAPITAL COMPANY++^                                    5.40       10/10/2006         19,883,000
     21,797,000    DEER VALLEY FUNDING LLC++^                                              5.29       09/14/2006         21,755,362
     46,000,000    DEER VALLEY FUNDING LLC++^                                              5.29       10/24/2006         45,641,749
     75,000,000    DNB NORSKE BANK ASA^                                                    4.98       10/05/2006         74,647,250
     19,000,000    EUREKA SECURITIZATION++^                                                5.28       11/14/2006         18,793,787
     15,000,000    FIVE FINANCE INCORPORATED++^                                            5.27       10/24/2006         14,883,621
      5,000,000    GOVCO INCORPORATED++^                                                   5.27       11/17/2006          4,943,640
     10,000,000    HARRIER FINANCE FUNDING US LLC++^                                       5.44       09/27/2006          9,960,711
     15,000,000    KESTREL FUNDING US LLC++^                                               5.38       09/25/2006         14,946,200
     10,000,000    KESTREL FUNDING US LLC++^                                               5.39       10/30/2006          9,911,664
     25,000,000    KLIO III FUNDING CORPORATION++^                                         5.28       09/21/2006         24,926,736
     31,066,000    KLIO III FUNDING CORPORATION++^                                         5.39       09/28/2006         30,940,416
     27,733,000    LEGACY CAPITAL LLC++^                                                   5.40       10/12/2006         27,562,442
     35,000,000    LEGACY CAPITAL LLC++^                                                   5.28       11/17/2006         34,604,733
     10,000,000    LIQUID FUNDING LIMITED++^                                               5.36       09/08/2006          9,989,578
     11,000,000    LIQUID FUNDING LIMITED+/-++                                             5.34       09/21/2006         11,000,000
     13,000,000    LIQUID FUNDING LIMITED+/-++                                             5.32       09/25/2006         13,000,000
     15,000,000    NEWPORT FUNDING CORPORATION++^                                          5.40       10/26/2006         14,876,250
     25,000,000    NORTH SEA FUNDING LLC++^                                                5.37       09/15/2006         24,947,792

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

    MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$    20,000,000    PERRY GLOBAL FUNDING LLC SERIES A++^                                    5.16%      09/01/2006    $    20,000,000
     26,031,000    REGENCY MARKETS #1 LLC++^                                               5.41       10/16/2006         25,855,128
     35,000,000    SEDNA FINANCE INCORPORATED++^                                           5.28       10/19/2006         34,753,600
     30,000,000    SEDNA FINANCE INCORPORATED++^                                           5.38       11/02/2006         29,722,033
     40,000,000    SPINTAB AB^                                                             5.28       11/16/2006         39,554,556
     33,500,000    STANFIELD VICTORIA FUNDING++^                                           5.40       10/23/2006         33,238,700
     15,000,000    THAMES ASSET GLOBAL SECURITIZATION++^                                   5.37       09/07/2006         14,986,575
     15,000,000    TIERRA ALTA FUNDING++^                                                  5.28       09/28/2006         14,940,600
     35,000,000    VERSAILLES CDS LLC++^                                                   5.37       09/06/2006         34,973,896
     30,000,000    VERSAILLES CDS LLC++^                                                   5.40       10/06/2006         29,842,500
     15,000,000    VERSAILLES CDS LLC++^                                                   5.28       11/02/2006         14,863,600

TOTAL COMMERCIAL PAPER (COST $1,008,491,892)                                                                          1,008,491,892
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 0.47%
     13,500,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO -
                   STATES, TERRITORIES LOC)+/-SS.                                          5.34       11/01/2028         13,500,000

TOTAL MUNICIPAL BONDS & NOTES (COST $13,500,000)                                                                         13,500,000
                                                                                                                    ---------------

EXTENDABLE BONDS - 13.18%
     15,000,000    3M COMPANY++                                                            5.65       12/12/2006         15,034,830
      5,000,000    AMERICAN GENERAL FINANCE+/-++                                           5.36       09/14/2007          5,000,000
     22,000,000    BANK OF IRELAND+/-++                                                    5.30       09/20/2007         22,000,000
     15,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                                  5.32       09/14/2007         15,000,000
     20,000,000    COMMONWEALTH BANK AUSTRIA+/-++                                          5.33       08/24/2007         20,000,000
     20,000,000    FLORIDA HURRICANE CATASTROPHE+/-                                        5.34       09/14/2007         20,000,000
     35,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                                 5.49       07/09/2007         35,012,715
     30,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                            5.48       08/09/2007         30,000,000
     24,000,000    INTESA BANK IRELAND PLC+/-++                                            5.32       09/25/2007         24,000,000
     28,000,000    IRISH LIFE & PERMANENT+/-++                                             5.33       09/21/2007         28,000,079
     20,000,000    ISLANDS BANK+/-++                                                       5.40       04/22/2007         20,000,000
     15,000,000    KAUPTHING BANK SERIES MTN+/-++                                          5.39       03/20/2007         15,000,000
     13,000,000    MERCK & COMPANY INCORPORATED+/-++                                       4.52       02/22/2007         12,968,084
     30,000,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                                 5.31       09/24/2007         30,000,000
     10,000,000    MORGAN STANLEY+/-                                                       5.38       08/31/2007         10,000,000
     10,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                        5.44       07/06/2007         10,000,000
     24,000,000    NORDEA BANK AB+/-++                                                     5.34       09/11/2007         24,000,000
     30,000,000    NORTHERN ROCK PLC+/-++                                                  5.35       07/09/2007         30,001,214
     10,000,000    NORTHERN ROCK PLC+/-++                                                  5.43       08/03/2007         10,000,000

TOTAL EXTENDABLE BONDS (COST $376,016,922)                                                                              376,016,922
                                                                                                                    ---------------

MEDIUM TERM NOTES - 13.21%
     12,000,000    ASIF GLOBAL FINANCING+/-++                                              5.51       05/03/2007         12,004,963
     30,000,000    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.35       12/11/2006         29,999,174
     33,000,000    BANK OF AMERICA SECURITIES+/-SS.                                        5.38       09/09/2034         33,000,000
     23,700,000    BEAR STEARNS COMPANIES INCORPORATED+/-SS.                               5.43       09/09/2049         23,700,000
      8,000,000    CHEYNE FINANCE LLC+/-++                                                 5.36       05/21/2007          7,999,011
      7,500,000    CHEYNE FINANCE LLC+/-++                                                 5.36       05/24/2007          7,498,928
      9,000,000    CHEYNE FINANCE LLC+/-++                                                 5.47       07/16/2007          8,998,074
     16,000,000    CULLINAN FINANCE CORPORATION+/-++                                       5.35       05/21/2007         15,998,858

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL          SECURITY NAME                                                          RATE      MATURITY DATE        VALUE
MEDIUM TERM NOTES (CONTINUED)
$    39,500,000    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                            5.29%      12/20/2006    $    39,497,502
     37,540,000    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.66       10/27/2006         37,549,947
     34,500,000    HARRIER FINANCE FUNDING LLC+/-++                                        5.36       05/15/2007         34,496,257
     20,000,000    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.29       12/15/2006         19,998,823
      8,000,000    LEHMAN BROTHERS HOLDINGS+/-                                             5.39       07/19/2007          8,006,606
      5,000,000    LIBERTY LIGHT US CAPITAL+/-++                                           5.48       03/15/2007          5,004,183
      9,000,000    LIBERTY LIGHT US CAPITAL+/-++                                           5.47       07/10/2007          8,998,489
     17,000,000    LIQUID FUNDING LIMITED+/-++                                             5.31       09/29/2006         17,000,000
     10,475,000    MORGAN STANLEY+/-                                                       5.53       02/15/2007         10,482,506
     25,000,000    NORTHERN ROCK PLC+/-++                                                  5.55       10/20/2006         25,002,248
      7,500,000    SEDNA FINANCE INCORPORATED+/-++                                         5.36       05/30/2007          7,499,417
      8,000,000    SEDNA FINANCE INCORPORATED+/-++                                         5.30       06/18/2007          7,999,326
     16,000,000    TANGO FINANCE CORPORATION+/-++                                          5.36       05/24/2007         15,998,838

TOTAL MEDIUM TERM NOTES (COST $376,733,150)                                                                             376,733,150
                                                                                                                    ---------------

PROMISSORY NOTES - 3.20%
     71,400,000    CITIGROUP GLOBAL+/-SS.                                                  5.38       09/09/2049         71,400,000
     20,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-++                                   5.54       01/26/2007         20,000,000

TOTAL PROMISSORY NOTES (COST $91,400,000)                                                                                91,400,000
                                                                                                                    ---------------

TIME DEPOSITS - 17.81%
     67,000,000    DEUTSCHE BANK CAYMAN                                                    5.26       09/07/2006         67,000,000
     28,000,000    DEXIA BANK GRAND CAYMAN                                                 5.27       09/05/2006         28,000,000
     51,000,000    DEXIA BANK GRAND CAYMAN                                                 5.27       09/06/2006         51,000,000
     67,000,000    KBC BANK NV BRUSSELS                                                    5.30       09/01/2006         67,000,000
     74,000,000    NATEXIS BANQUES POPULAIR                                                5.26       09/05/2006         74,000,000
     71,000,000    RABOBANK LONDON                                                         5.26       09/01/2006         71,000,000
     27,000,000    SOCIETE GENERALE CANADA                                                 5.27       09/07/2006         27,000,000
     43,000,000    SOCIETE GENERALE CAYMAN                                                 5.27       09/05/2006         43,000,000
     80,000,000    UBS AG CAYMAN ISLANDS                                                   5.28       09/01/2006         80,000,000

TOTAL TIME DEPOSITS (COST $508,000,000)                                                                                 508,000,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 13.63%
    130,910,000    BARCLAYS BANK - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                   (MATURITY VALUE $130,929,200)                                           5.28       09/01/2006        130,910,000
     76,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $76,011,210)                                            5.31       09/01/2006         76,000,000
     80,000,000    CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $80,011,756)                                            5.29       09/01/2006         80,000,000
     17,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $17,002,503)                                            5.30       09/01/2006         17,000,000
     24,000,000    JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $24,003,533)                                            5.30       09/01/2006         24,000,000
     61,000,000    JPMORGAN CHASE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $61,008,964)                                            5.29       09/01/2006         61,000,000

TOTAL REPURCHASE AGREEMENTS (COST $388,910,000)                                                                         388,910,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

    MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $2,859,325,549)*                             100.23%                                                          $ 2,859,325,549

OTHER ASSETS AND LIABILITIES, NET                   (0.23)                                                               (6,565,400)
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $ 2,852,760,149
                                                   ======                                                           ===============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL         SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
COMMERCIAL PAPER - 9.93%
$       610,000   COUNTY OF WAKE NC                                                       3.65%     02/05/2007    $       610,000
        600,000   HARRIS COUNTY TX                                                        3.57      09/15/2006            600,000
      2,600,000   HARRIS COUNTY TX                                                        3.60      11/09/2006          2,600,000
      2,535,000   HARRIS COUNTY TX SERIES B                                               3.60      11/09/2006          2,535,000
      4,795,000   HARRIS COUNTY TX SERIES C                                               3.60      11/09/2006          4,795,000
      2,585,000   HARRIS COUNTY TX SERIES D                                               3.60      09/14/2006          2,585,000
        718,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                               3.47      09/07/2006            718,000
      2,500,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                               3.55      10/17/2006          2,500,000
      2,200,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                               3.63      02/08/2007          2,200,000
      1,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                   3.53      09/13/2006          1,000,000
      2,531,000   JOHNS HOPKINS UNIVERSITY                                                3.55      10/17/2006          2,531,000
      1,200,000   LAS VEGAS VALLEY WATER DISTRICT                                         3.47      09/07/2006          1,200,000
      1,300,000   LAS VEGAS VALLEY WATER DISTRICT                                         3.55      10/17/2006          1,300,000
      1,900,000   MARYLAND HEALTH & HIGHER EDUCATION SERIES A                             3.60      09/07/2006          1,900,000
      1,000,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                 3.55      09/07/2006          1,000,000
      3,120,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                 3.70      11/07/2006          3,120,000
      2,448,000   NORTH CAROLINA CAPITAL FACILITIES                                       3.60      11/07/2006          2,448,000
      3,000,000   ROCHESTER MN HEALTH CARE                                                3.64      10/12/2006          3,000,000
      4,000,000   ROCHESTER MN HEALTH CARE SERIES 00-B                                    3.64      10/12/2006          4,000,000
      1,450,000   SAN ANTONIO ELECTRIC & GAS                                              3.53      10/02/2006          1,450,000
      1,675,000   TEXAS PFA SERIES 02-A                                                   3.53      09/13/2006          1,675,000
      3,000,000   UNIVERSITY OF MINNESOTA                                                 3.65      10/16/2006          3,000,000

TOTAL COMMERCIAL PAPER (COST $46,767,000)                                                                               46,767,000
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES - 89.88%

ALABAMA - 3.21%
      6,000,000   BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT HOUSING
                  REVENUE (OTHER REVENUE LOC)SS.+/-                                        3.42      07/01/2037          6,000,000
        585,000   COLUMBIA AL IDA SERIES B (PCR)SS.+/-                                     3.57      05/01/2022            585,000
      4,970,000   JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE
                  LOC)SS.+/-                                                               3.42      02/01/2042          4,970,000
      3,565,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES A
                  (HFFA REVENUE, BANK OF NOVA SCOTIA)SS.+/-                                3.41      02/01/2040          3,565,000

                                                                                                                        15,120,000
                                                                                                                   ---------------

ARIZONA - 3.82%
      1,105,000   ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES REVENUE,
                  FGIC INSURED)SS.+/-                                                      3.40      01/01/2035          1,105,000
      5,015,000   ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM
                  FACULTY SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED)SS.+/-        3.40      07/01/2036          5,015,000
        885,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED)SS.+/-                                                           3.42      04/15/2030            885,000
        610,000   SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)SS.+/-                                            3.41      10/01/2025            610,000
      3,350,000   SCOTTSDALE AZ HEALTHCARE SERIES B (IDR, FGIC INSURED)SS.+/-              3.40      09/01/2026          3,350,000
      7,000,000   SCOTTSDALE AZ IDA HOSPITAL HEALTHCARE SERIES C (HFFA REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                           3.40      09/01/2035          7,000,000

                                                                                                                        17,965,000
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL         SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
CALIFORNIA - 5.14%
$     1,360,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B2
                  (PROPERTY TAX REVENUE, CITIBANK NA LOC)SS.+/-                            3.50%     05/01/2034    $     1,360,000
        860,000   CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                  (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                                 3.44      01/01/2012            860,000
        370,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-10
                  (SALES TAX REVENUE LOC)SS.+/-                                            3.32      07/01/2023            370,000
        185,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11
                  (SALES TAX REVENUE LOC)SS.+/-                                            3.30      07/01/2023            185,000
        665,000   CORONA CA COP (LEASE REVENUE, MBIA INSURED)SS.+/-                        3.44      03/01/2011            665,000
        990,000   LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343
                  (OTHER REVENUE, FGIC INSURED)SS.+/-                                      3.44      02/01/2019            990,000
        870,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)SS.+/-                                               3.32      07/01/2035            870,000
      3,405,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-            3.44      07/01/2022          3,405,000
      9,050,000   METROPOLITAN WATER DISTRICT SOUTHERN CA SERIES B1
                  (WATER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                  3.27      07/01/2020          9,050,000
        580,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                  (LEASE REVENUE, AMBAC INSURED)SS.+/-                                     3.46      02/15/2026            580,000
      4,935,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                  (LEASE REVENUE, AMBAC INSURED)SS.+/-                                     3.46      02/15/2026          4,935,000
        910,000   UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY
                  REVENUE LOC)SS.+/-                                                       3.44      05/15/2033            910,000

                                                                                                                        24,180,000
                                                                                                                   ---------------

COLORADO - 2.54%
      8,345,000   ARAPOHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUESS.+/-            3.44      12/01/2033          8,345,000
      1,700,000   ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)SS.+/-          3.75      11/01/2020          1,700,000
      1,925,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-          3.47      01/01/2025          1,925,000

                                                                                                                        11,970,000
                                                                                                                   ---------------

DELAWARE - 0.17%
        800,000   KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                                 3.41      07/01/2036            800,000
                                                                                                                   ---------------

FLORIDA - 4.29%
      5,055,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK HAMMOCK
                  UNIVERSITY OF FLORIDA PROJECT SERIES A (HEALTHCARE FACILITIES
                  REVENUE, BNP PARIBAS LOC)SS.+/-                                          3.57      10/01/2032          5,055,000
        470,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)SS.+/-                 3.56      12/01/2014            470,000
     12,175,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT HEALTH CARE FACILITIES
                  REVENUE SERIES ASS.+/-                                                   3.42      09/01/2023         12,175,000
      2,480,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A
                  (IDR, BANK OF AMERICA NA LOC)SS.+/-                                      3.43      05/01/2027          2,480,000

                                                                                                                        20,180,000
                                                                                                                   ---------------

GEORGIA - 2.59%
      1,330,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY ALFRED & ADELE
                  DAVIS (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                           3.41      12/01/2019          1,330,000
      3,390,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                                 3.55      10/01/2033          3,390,000
      4,600,000   GEORGIA LOCAL GOVERNMENT CERTIFICATE PARTICIPATION SERIES K
                  (GO - POLITICAL SUBDIVISION)SS.+/-                                       3.51      12/01/2022          4,600,000
      2,875,000   GWINNETT COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE)                4.50      12/29/2006          2,883,385

                                                                                                                        12,203,385
                                                                                                                   ---------------

ILLINOIS - 9.48%
      2,955,000   CHANNAHON IL MORRIS HOSPITAL SERIES A (HEALTHCARE FACILITIES
                  REVENUE, US BANK NA LOC)SS.+/-                                           3.45      12/01/2023          2,955,000
      3,375,000   CHICAGO IL SERIES B1 (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC)SS.+/-                                                          3.43      01/01/2034          3,375,000
      2,300,000   CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)SS.+/-         3.44      01/01/2027          2,300,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL         SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
ILLINOIS (CONTINUED)
$     2,175,000   COOK COUNTY IL GO CERTIFICATES SERIES 458 (PROPERTY TAX
                  REVENUE, FGIC INSURED)SS.+/-                                             3.45%     11/15/2028    $     2,175,000
      3,585,000   DUPAGE COUNTY IL BENEDICTINE UNIVERSITY (COLLEGE & UNIVERSITY
                  REVENUE, NATIONAL CITY BANK)SS.+/-                                       3.42      07/01/2024          3,585,000
        999,939   EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (GO - STATES,
                  TERRITORIES, FGIC INSURED)SS.+/-                                         3.46      02/01/2027            999,939
      5,500,000   EAGLE TAX-EXEMPT TRUST CTF 20021306 CLASS A (RECREATIONAL
                  FACILITIES REVENUE LOC, FGIC INSURED)SS.+/-                              3.46      01/01/2029          5,500,000
        910,000   ELMHURST IL REVENUE JOINT COMMISSION ACCREDITATION
                  (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                3.43      07/01/2018            910,000
      4,000,000   HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
                  NORTHERN TRUST CORPORATION LOC)SS.+/-                                    3.43      01/01/2010          4,000,000
      1,920,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOME LAKE
                  SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC)SS.+/-                3.43      09/01/2031          1,920,000
      1,800,000   ILLINOIS FINANCE AUTHORITY RUSH UNIVERSITY MEDICAL CENTER
                  SERIES A1 (HFFA REVENUE, MBIA INSURED)SS.+/-                             3.40      11/01/2035          1,800,000
      6,000,000   ILLINOIS HEALTH FACILITIES AUTHORITY (HOSPITAL REVENUE, MBIA
                  INSURED)SS.+/-                                                           3.44      05/15/2024          6,000,000
      2,515,000   ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN TRUST
                  CORPORATION LOC)SS.+/-                                                   3.53      03/01/2028          2,515,000
      1,800,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                           3.45      11/01/2012          1,800,000
      1,300,000   ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES)SS.+/-                 3.49      05/01/2012          1,300,000
      3,500,000   ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES 1355
                  (STATE & LOCAL GOVERNMENTS, FIRST SECURITY BANK LOC)SS.+/-               3.45      01/01/2014          3,500,000

                                                                                                                        44,634,939
                                                                                                                   ---------------

INDIANA - 6.22%
        400,000   HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                  REVENUE, MBIA INSURED)SS.+/-                                             3.45      07/15/2012            400,000
      3,770,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  SCHNECK MEMORIAL HOSPITAL SERIES B (HOSPITAL REVENUE, FIFTH
                  THIRD BANK LOC)SS.+/-                                                    3.57      02/15/2036          3,770,000
      4,605,000   INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE
                  FACILITIES REVENUE, FIFTH THIRD BANK LOC)SS.+/-                          3.41      01/01/2022          4,605,000
      2,000,000   INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL
                  (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                3.45      01/01/2020          2,000,000
      1,245,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                  SERIES A (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)SS.+/-           3.62      10/01/2032          1,245,000
      1,600,000   INDIANA PROJECT A (HFFA REVENUE, COMERCIA BANK CA LOC)SS.+/-             3.62      01/01/2035          1,600,000
      2,370,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
                  EDUCATIONAL FACILITIES UNIVERSITY INDIANAPOLIS (COLLEGE &
                  UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)SS.+/-                          3.62      10/01/2030          2,370,000
      1,700,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST.
                  MARY PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK ONE INDIANA
                  NA LOC)SS.+/-                                                            3.53      02/15/2026          1,700,000
     11,600,000   ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL
                  FACILITIES REVENUE)SS.+/-                                                3.35      03/01/2040         11,600,000

                                                                                                                        29,290,000
                                                                                                                   ---------------

IOWA - 2.95%
      4,500,000   IOWA FINANCE AUTHORITY EDUCATIONAL FACILITY HOLY FAMILY
                  CATHOLIC SCHOOLS (EDUCATIONAL FACILITIES REVENUE, ALLIED
                  IRISH BANK PLC LOC)SS.+/-                                                3.62      03/01/2036          4,500,000
        400,000   IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL FACILITIES
                  REVENUE LOC)SS.+/-                                                       3.62      06/01/2033            400,000
      7,100,000   IOWA FINANCE AUTHORITY REVENUE SERIES A2 (HEALTHCARE
                  FACILITIES REVENUE, FGIC INSURED)SS.+/-                                  3.40      02/15/2035          7,100,000
      1,910,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                  (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                                 3.57      04/01/2033          1,910,000

                                                                                                                        13,910,000
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL         SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
LOUISIANA - 3.12%
$     3,985,000   EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC INSURED)SS.+/-      3.45%     02/01/2024    $     3,985,000
      1,300,000   LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                  (IDR, BANQUE NATIONALE PARIS LOC)SS.+/-                                  3.48      08/01/2007          1,300,000
      1,110,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)SS.+/-             3.51      09/01/2033          1,110,000
      8,300,000   LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES
                  C2 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-                  3.40      07/01/2041          8,300,000

                                                                                                                        14,695,000
                                                                                                                   ---------------

MASSACHUSETTS - 1.49%
      2,000,000   MASSACHUSETTS SCHOOL BUILDING AUTHORITY SERIES 613
                  (SALES TAX REVENUE, FIRST SECURITY BANK LOC)SS.+/-                       3.45      08/15/2030          2,000,000
      5,000,000   ROUTE 3 NORTH TRANSPORTATION IMPORT ASSOCIATION MASSACHUSETTS
                  LEASE REVENUE SERIES B (LEASE REVENUE, AMBAC INSURED)SS.+/-              3.39      06/15/2033          5,000,000

                                                                                                                         7,000,000
                                                                                                                   ---------------

MICHIGAN - 5.67%
      3,175,000   DETROIT MI (WATER REVENUE, MBIA INSURED)SS.+/-                           3.44      01/01/2011          3,175,000
      4,855,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY (COLLEGE &
                  UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)SS.+/-                          3.41      04/01/2032          4,855,000
        900,000   MICHIGAN SERIES B2 (STATE & LOCAL GOVERNMENTS, BANK OF NOVA SCOTIA)      4.50      08/20/2007            906,882
        675,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES B (HEALTHCARE
                  FACILITIES REVENUE)SS.+/-                                                3.39      11/15/2033            675,000
      1,045,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH
                  CREDIT (HOSPITAL REVENUE, CIFG INSURED)SS.+/-                            3.60      11/01/2040          1,045,000
     11,000,000   MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                           4.50      09/29/2006         11,010,181
      3,860,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
                  PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK
                  LOC)SS.+/-                                                               3.44      09/01/2022          3,860,000
      1,180,000   OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                  OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                                3.44      08/01/2020          1,180,000

                                                                                                                        26,707,063
                                                                                                                   ---------------

MINNESOTA - 7.31%
        645,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)SS.+/-                                             3.42      11/15/2033            645,000
        100,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)
                  SS.+/-                                                                   3.42      07/15/2030            100,000
      4,230,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                  FACILITIES REVENUE, BANK OF NEW YORK LOC)SS.+/-                          3.57      11/01/2035          4,230,000
        500,000   COHASSET MN POWER & LIGHT COMPANY PROJECT D (POWER REVENUE
                  LOC)SS.+/-                                                               3.44      12/01/2007            500,000
      1,450,000   COHASSET MN POWER & LIGHT COMPANY PROJECT SERIES C (IDR LOC,
                  ABN AMRO BANK INSURED)SS.+/-                                             3.44      06/01/2013          1,450,000
      2,500,000   DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR, FHLMC
                  INSURED)SS.+/-                                                           3.46      12/01/2022          2,500,000
      6,090,000   EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)SS.+/-                            3.46      12/01/2029          6,090,000
        735,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED)SS.+/-                                    3.42      05/15/2035            735,000
      1,275,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)SS.+/-                   3.47      10/01/2031          1,275,000
      1,675,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  (AIRPORT REVENUE, FGIC INSURED)SS.+/-                                    3.45      01/01/2023          1,675,000
        725,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES B (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                       3.40      11/15/2026            725,000
      1,830,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                  PROGRAM CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)     4.00      09/12/2006          1,830,559

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL         SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$     1,300,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                  SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK
                  LOC)SS.+/-                                                               3.57%     12/01/2034    $     1,300,000
      3,000,000   MINNESOTA STATE SERIES 1421 (PROPERTY TAX REVENUE, JPMORGAN
                  CHASE BANK LOC)SS.+/-                                                    3.45      06/01/2014          3,000,000
      1,000,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                     3.40      04/01/2027          1,000,000
      1,075,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                  REVENUE, BANK OF NEW YORK LOC)SS.+/-                                     3.40      10/01/2032          1,075,000
      4,500,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
                  REVENUE, FEDERAL HOME LOAN MORTGAGE CORPORATION)SS.+/-                   3.42      11/01/2035          4,500,000
        595,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-               3.62      11/01/2022            595,000
        410,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)SS.+/-             3.42      10/01/2035            410,000
        335,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)SS.+/-                  3.62      03/01/2012            335,000
        450,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY)SS.+/-                                         3.41      12/01/2036            450,000

                                                                                                                        34,420,559
                                                                                                                   ---------------

MISSOURI - 1.34%
      3,600,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
                  FIFTH THIRD BANK LOC)SS.+/-                                              3.50      01/01/2030          3,600,000
      2,700,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  BAPTIST COLLEGE (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-     3.62      11/15/2022          2,700,000

                                                                                                                         6,300,000
                                                                                                                   ---------------

NEVADA - 0.94%
      4,205,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF
                  NEW YORK  LOC)SS.+/-                                                     3.41      10/01/2035          4,205,000
        230,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                           3.45      06/01/2020            230,000

                                                                                                                         4,435,000
                                                                                                                   ---------------

NEW HAMPSHIRE - 1.43%
      1,600,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY COLBY
                  SAWYER COLLEGE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
                  BANK PLC LOC)SS.+/-                                                      3.43      09/01/2036          1,600,000
      3,000,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY FRISBIE
                  MEMORIAL HOSPITAL (HFFA REVENUE, BANK OF AMERICA NA LOC)
                  SS.+/-                                                                   3.45      10/01/2036          3,000,000
      2,150,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES HEALTH CARE
                  SERIES A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                  3.47      01/01/2030          2,150,000

                                                                                                                         6,750,000
                                                                                                                   ---------------

NEW MEXICO - 2.52%
      3,960,000   NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD
                  APARTMENTS SERIES A1 (MFHR, FNMA INSURED)SS.+/-                          3.42      01/15/2033          3,960,000
      7,855,000   NEW MEXICO STATE TRAN (OTHER REVENUE)                                    4.50      06/29/2007          7,901,164

                                                                                                                        11,861,164
                                                                                                                   ---------------

NEW YORK - 0.68%
      1,500,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NY CITY
                  RECOVERY SERIES 3A (OTHER REVENUE)                                       5.00      11/01/2006          1,503,413
      1,675,000   NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)SS.+/-                                                    3.40      08/01/2034          1,675,000

                                                                                                                         3,178,413
                                                                                                                   ---------------

NORTH CAROLINA - 1.78%
      8,400,000   NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH CARE FACILITIES
                  REVENUE DUKE UNIVERSITY HEALTH SYSTEM SERIES A (HEALTHCARE
                  FACILITIES REVENUE LOC)SS.+/-                                            3.39      06/01/2028          8,400,000
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL         SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
OHIO - 0.96%
$     4,500,000   UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE &
                  UNIVERSITY REVENUE LOC)SS.+/-                                            3.57%     06/01/2032    $     4,500,000
                                                                                                                   ---------------

OREGON - 0.21%
      1,000,000   OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                  SERVICES LOC)SS.+/-                                                      3.46      05/01/2010          1,000,000
                                                                                                                   ---------------

OTHER - 1.68%
      1,460,000   RESET OPTION CERTIFICATES TRUST II-R (OTHER REVENUE)SS.+/-               3.51      03/01/2007          1,460,000
      6,425,000   SUNAMERICA TRUST CLASS A CERTIFICATES SERIES 2 (OTHER REVENUE,
                  FHLMC INSURED)SS.+/-                                                     3.56      07/01/2041          6,425,000

                                                                                                                         7,885,000
                                                                                                                   ---------------

PENNSYLVANIA - 4.21%
      4,255,000   LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC)SS.+/-                                                 3.55      07/01/2031          4,255,000
      3,750,000   PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY TREASURY
                  DEPARTMENT HOSPITAL ENHANCEMENT LOAN PROGRAM A2 (HOSPITAL
                  REVENUE, NATIONAL CITY BANK)SS.+/-                                       3.42      06/01/2011          3,750,000
      5,000,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  STUDENT HOUSING REVENUE SERIES A (OTHER REVENUE LOC)SS.+/-               3.44      11/01/2036          5,000,000
        450,000   PENNSYLVANIA STATE HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-          3.43      07/01/2034            450,000
        995,000   PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX
                  SERIES II R 1005 (SALES TAX REVENUE, AMBAC INSURED)SS.+/-                3.45      12/01/2015            995,000
      5,375,000   PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY BANK LOC)
                  SS.+/-                                                                   3.39      06/15/2023          5,375,000

                                                                                                                        19,825,000
                                                                                                                   ---------------

PUERTO RICO - 0.42%
      1,955,000   EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (TOLL ROAD
                  REVENUE, FIRST SECURITY BANK LOC)SS.+/-                                  3.44      07/01/2027          1,955,000
                                                                                                                   ---------------

SOUTH CAROLINA - 1.76%
      2,800,000   CHARLESTON SC SERIES B (WATER & SEWER REVENUE, WACHOVIA BANK
                  LOC)SS.+/-                                                               3.41      01/01/2035          2,800,000
      1,465,000   EAGLE TAX-EXEMPT TRUST CTF 20004001 CLASS A (UTILITIES REVENUE A
                  LOC, MBIA INSURED)SS.+/-                                                 3.46      01/01/2022          1,465,000
      4,000,000   PATRIOTS ENERGY GROUP SC GAS FACILITIES SERIES A (UTILITIES
                  REVENUE, CIFG INSURED)SS.+/-                                             3.41      06/01/2036          4,000,000

                                                                                                                         8,265,000
                                                                                                                   ---------------

TENNESSEE - 0.84%
      2,000,000   EAGLE TAX-EXEMPT TRUST CTF 20004202 CLASS A (LEASE REVENUE
                  LOC, AMBAC INSURED)SS.+/-                                                3.46      10/01/2027          2,000,000
      1,970,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  DISTRICT ENERGY (OTHER REVENUE, AMBAC INSURED)SS.+/-                     3.45      10/01/2022          1,970,000

                                                                                                                         3,970,000
                                                                                                                   ---------------

TEXAS - 6.33%
      5,000,000   ABN AMRO MUNITOPS CERTIFICATES 2006-16 (WATER REVENUE, MBIA
                  INSURED)SS.+/-                                                           3.67      09/01/2014          5,000,000
      3,050,000   AUSTIN TX WATER & WASTEWATER SYSTEM SERIES 1319 (WATER
                  REVENUE, MBIA INSURED)SS.+/-                                             3.45      11/15/2013          3,050,000
      5,265,000   DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JPMORGAN CHASE
                  BANK LOC)SS.+/-                                                          3.45      02/15/2011          5,265,000
      4,100,000   EAGLE TAX-EXEMPT TRUST CTF 20024301 CLASS A (PROPERTY TAX
                  REVENUE LOC, PSFG INSURED)SS.+/-                                         3.46      08/15/2020          4,100,000
        760,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                  SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.+/-                 3.45      11/15/2030            760,000
      1,100,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                  SOCIETE GENERALE LOC)SS.+/-                                              3.44      11/15/2029          1,100,000
      3,050,000   LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618
                  (LEASE REVENUE, AMBAC INSURED)SS.+/-                                     3.45      02/01/2010          3,050,000
      2,700,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
                  COMPANY PROJECT (INDUSTRIAL DEVELOPMENT REVENUE, UBC AG LOC)
                  SS.+/-                                                                   3.42      12/01/2009          2,700,000

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

                                                                                        INTEREST
PRINCIPAL         SECURITY NAME                                                           RATE     MATURITY DATE        VALUE
TEXAS (CONTINUED)
$     1,305,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                        3.45%     11/01/2026    $     1,305,000
      1,055,000   SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)SS.+/-              3.43      05/15/2033          1,055,000
      2,400,000   TEXAS STATE TRAN (PROPERTY TAX REVENUE)                                  4.50      08/31/2007          2,421,469

                                                                                                                        29,806,469
                                                                                                                   ---------------

VIRGINIA - 1.75%
      6,000,000   LOUDOUN COUNTY VA IDA HOWARD HUGHES MEDICAL CENTER SERIES F
                  (IDR)SS.+/-                                                              3.38      02/15/2038          6,000,000
      2,260,000   LOUDOUN COUNTY VA SANATATION AUTHORITY WATER & SEWER REVENUE
                  (WATER REVENUE LOC)SS.+/-                                                3.45      01/01/2024          2,260,000

                                                                                                                         8,260,000
                                                                                                                   ---------------

WASHINGTON - 0.95%
      2,600,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA LOC)
                  SS.+/-                                                                   3.46      12/01/2021          2,600,000
        265,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)SS.+/-                                                     3.41      07/01/2035            265,000
      1,600,000   WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
                  PROJECT (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-                  3.62      04/01/2034          1,600,000

                                                                                                                         4,465,000
                                                                                                                   ---------------

WISCONSIN - 3.02%
      3,345,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY RIVERVIEW
                  HOSPITAL ASSOCIATION (HEALTHCARE FACILITIES REVENUE, FIRSTAR
                  BANK NA LOC)SS.+/-                                                       3.62      10/01/2030          3,345,000
      4,740,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  AURORA HEALTH CARE SERIES C (HEALTHCARE FACILITIES REVENUE,
                  MARSHALL & ISLEY BANK LOC)SS.+/-                                         3.57      04/01/2028          4,740,000
      4,375,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REEDSBURG AREA MEDICAL CENTER INCORPORATED (OTHER REVENUE,
                  FIFTH THIRD BANK LOC)SS.+/-                                              3.62      06/01/2036          4,375,000
      1,750,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE HOSPICE CARE HOLDINGS INCORPORATED (HEALTHCARE
                  FACILITIES REVENUE LOC)SS.+/-                                            3.42      05/01/2030          1,750,000

                                                                                                                        14,210,000
                                                                                                                   ---------------

WYOMING - 1.06%
      5,000,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)SS.+/-                                       3.41      07/01/2015          5,000,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $423,141,992)                                                                      423,141,992
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $469,908,992)*                                99.81%                                                         $   469,908,992

OTHER ASSETS AND LIABILITIES, NET                    0.19                                                                  874,382
                                                   ------                                                          ---------------

TOTAL NET ASSETS                                   100.00%                                                         $   470,783,374
                                                   ======                                                          ===============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--
AUGUST 31, 2006 (UNAUDITED)            WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                                CALIFORNIA                                NATIONAL
                                                                            TAX-FREE MONEY               MONEY      TAX-FREE MONEY
                                                                              MARKET TRUST        MARKET TRUST        MARKET TRUST
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ......................................   $   625,323,231    $  2,470,415,549    $    469,908,992
   REPURCHASE AGREEMENTS ...............................................                 0         388,910,000                   0
                                                                           ---------------    ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....................       625,323,231       2,859,325,549         469,908,992
                                                                           ---------------    ----------------    ----------------
   CASH ................................................................            56,808              50,794              53,126
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..............................         2,945,595           6,835,995           2,330,430
                                                                           ---------------    ----------------    ----------------
TOTAL ASSETS ...........................................................       628,325,634       2,866,212,338         472,292,548
                                                                           ---------------    ----------------    ----------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...................................         2,800,000                   0                   0
   DIVIDENDS PAYABLE ...................................................         1,731,954          12,826,131           1,403,559
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...............            95,281             471,946              73,402
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .............                 0                   0                 290
   ACCRUED EXPENSES AND OTHER LIABILITIES ..............................           132,434             154,112              31,923
                                                                           ---------------    ----------------    ----------------
TOTAL LIABILITIES ......................................................         4,759,669          13,452,189           1,509,174
                                                                           ---------------    ----------------    ----------------
TOTAL NET ASSETS .......................................................   $   623,565,965    $  2,852,760,149    $    470,783,374
                                                                           ===============    ================    ================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------

   PAID-IN CAPITAL .....................................................   $   623,611,000    $  2,852,788,265    $    470,815,336
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................                 1                   2                 923
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............           (45,036)            (28,118)            (32,885)
                                                                           ---------------    ----------------    ----------------
TOTAL NET ASSETS .......................................................   $   623,565,965    $  2,852,760,149    $    470,783,374
                                                                           ---------------    ----------------    ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------

   NET ASSETS ..........................................................   $   623,565,965    $  2,852,760,149    $    470,783,374
   SHARES OUTSTANDING ..................................................       623,598,326       2,852,866,587         470,808,774
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ........................   $          1.00    $           1.00    $           1.00
                                                                           ---------------    ----------------    ----------------
INVESTMENTS AT COST ....................................................   $   625,323,231    $  2,859,325,549    $    469,908,992
                                                                           ===============    ================    ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      STATEMENTS OF OPERATIONS--
                                                        FOR THE SIX MONTHS ENDED
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS            AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                CALIFORNIA                                NATIONAL
                                                                                  TAX-FREE                                TAX-FREE
                                                                              MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                                                     TRUST               TRUST               TRUST
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ............................................................   $     8,635,156    $     69,024,495    $      8,646,077
                                                                           ---------------    ----------------    ----------------
TOTAL INVESTMENT INCOME ................................................         8,635,156          69,024,495           8,646,077
                                                                           ---------------    ----------------    ----------------
EXPENSES
   ADMINISTRATION FEES .................................................           431,698           2,319,361             427,843
   CUSTODY FEES ........................................................            50,788             272,866              50,334
   ACCOUNTING FEES .....................................................            22,017              74,205              21,910
   PROFESSIONAL FEES ...................................................            41,038              25,945              11,593
   REGISTRATION FEES ...................................................             2,727              12,298               5,729
   SHAREHOLDER REPORTS .................................................             3,133               7,000               2,752
   TRUSTEES' FEES ......................................................             4,259               4,259               3,875
   OTHER FEES AND EXPENSES .............................................             2,706              24,541               4,217
                                                                           ---------------    ----------------    ----------------
TOTAL EXPENSES .........................................................           558,366           2,740,475             528,253
                                                                           ---------------    ----------------    ----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ........................           (50,486)            (11,815)            (23,384)
   NET EXPENSES ........................................................           507,880           2,728,660             504,869
                                                                           ---------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ...........................................         8,127,276          66,295,835           8,141,208
                                                                           ---------------    ----------------    ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .....           (16,333)              2,069               2,198
                                                                           ---------------    ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............................           (16,333)              2,069               2,198
                                                                           ---------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .................           (16,333)              2,069               2,198
                                                                           ---------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   $     8,110,943    $     66,297,904    $      8,143,406
                                                                           ===============    ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             CALIFORNIA TAX-FREE
                                                                                              MONEY MARKET TRUST
                                                                           -------------------------------------------------------

                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE            FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................    $    485,163,776   $     556,885,080   $    501,852,748

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................           8,127,276          13,149,776          6,464,203
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................             (16,333)             (4,084)           (16,619)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......           8,110,943          13,145,692          6,447,584
                                                                           ----------------   -----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................          (8,130,076)        (13,149,776)        (6,464,203)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................                   0                   0            (27,520)
                                                                           ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................          (8,130,076)        (13,149,776)        (6,491,723)
                                                                           ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................       1,359,623,119       2,326,057,146      2,140,375,718
   REINVESTMENT OF DISTRIBUTIONS ......................................             287,819             423,255            184,739
   COST OF SHARES REDEEMED ............................................      (1,221,489,616)     (2,398,197,621)    (2,085,483,986)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................         138,421,322         (71,717,220)        55,076,471
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS .................................         138,402,189         (71,721,304)        55,032,332
                                                                           ----------------   -----------------   ----------------
ENDING NET ASSETS .....................................................    $    623,565,965   $     485,163,776   $    556,885,080
                                                                           ================   =================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................       1,359,623,119       2,326,057,146      2,140,375,718
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................             287,819             423,255            184,739
   SHARES REDEEMED ....................................................      (1,221,489,616)     (2,398,197,621)    (2,085,483,986)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................         138,421,322         (71,717,220)        55,076,471
                                                                           ----------------   -----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........    $              1   $           2,801   $              0
                                                                           ================   =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS    WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                                              MONEY MARKET TRUST
                                                                           -------------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE            FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................    $  2,599,057,738   $   2,070,150,632   $  1,448,899,436

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................          66,295,835          77,072,793         24,128,932
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................               2,069              10,768            (30,747)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......          66,297,904          77,083,561         24,098,185
                                                                           ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................         (66,301,618)        (77,072,794)       (24,128,932)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................                   0                   0                  0
                                                                           ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................         (66,301,618)        (77,072,794)       (24,128,932)
                                                                           ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................      13,421,580,895      19,950,279,929     14,808,438,447
   REINVESTMENT OF DISTRIBUTIONS ......................................                 109                 151                 87
   COST OF SHARES REDEEMED ............................................     (13,167,874,879)    (19,421,383,741)   (14,187,156,591)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................         253,706,125         528,896,339        621,281,943
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS .................................         253,702,411         528,907,106        621,251,196
                                                                           ----------------   -----------------   ----------------
ENDING NET ASSETS .....................................................    $  2,852,760,149   $   2,599,057,738   $  2,070,150,632
                                                                           ================   =================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................      13,421,580,895      19,950,279,929     14,808,438,447
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................                 109                 151                 87
   SHARES REDEEMED ....................................................     (13,167,874,879)    (19,421,383,741)   (14,187,156,591)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................         253,706,125         528,896,339        621,281,943
                                                                           ----------------   -----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........    $              2   $           5,785   $              2
                                                                           ================   =================   ================

                                                                                              NATIONAL TAX-FREE
                                                                                              MONEY MARKET TRUST
                                                                           -------------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE            FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................    $    599,064,322   $     293,652,708   $    563,984,655

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................           8,141,208          11,779,542          4,135,908
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................               2,198             (16,060)           (15,831)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......           8,143,406          11,763,482          4,120,077
                                                                           ----------------   -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................          (8,142,959)        (11,779,542)        (4,135,910)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................                   0                   0            (64,774)
                                                                           ----------------   -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................          (8,142,959)        (11,779,542)        (4,200,684)
                                                                           ----------------   -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................       1,531,901,638       3,099,311,641      2,077,725,612
   REINVESTMENT OF DISTRIBUTIONS ......................................             117,105             150,571             77,112
   COST OF SHARES REDEEMED ............................................      (1,660,300,138)     (2,794,034,538)    (2,348,054,064)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................        (128,281,395)        305,427,674       (270,251,340)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS .................................        (128,280,948)        305,411,614       (270,331,947)
                                                                           ----------------   -----------------   ----------------
ENDING NET ASSETS .....................................................    $    470,783,374   $     599,064,322   $    293,652,708
                                                                           ================   =================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................       1,531,901,638       3,099,311,641      2,077,725,611
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................             117,105             150,572             77,111
   SHARES REDEEMED ....................................................      (1,660,300,138)     (2,794,034,538)    (2,348,054,064)
                                                                           ----------------   -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................        (128,281,395)        305,427,675       (270,251,342)
                                                                           ----------------   -----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........    $            923   $           2,674   $            922
                                                                           ================   =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     BEGINNING          NET     NET REALIZED   DISTRIBUTIONS
                                                     NET ASSET   INVESTMENT   AND UNREALIZED        FROM NET
                                                     VALUE PER       INCOME      GAIN (LOSS)      INVESTMENT
                                                         SHARE       (LOSS)   ON INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) .....      $ 1.00         0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ............      $ 1.00         0.02             0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ..................      $ 1.00         0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..................      $ 1.00         0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..................      $ 1.00         0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..................      $ 1.00         0.02             0.00          (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ..................      $ 1.00         0.03             0.00          (0.03)

MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) .....      $ 1.00         0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ............      $ 1.00         0.03             0.00          (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..................      $ 1.00         0.02             0.00          (0.02)
APRIL 1, 2003 TO MARCH 31, 2004 ..................      $ 1.00         0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..................      $ 1.00         0.02             0.00          (0.02)
APRIL 1, 2001 TO MARCH 31, 2002 ..................      $ 1.00         0.03             0.00          (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..................      $ 1.00         0.06             0.00          (0.06)

NATIONAL TAX-FREE MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) .....      $ 1.00         0.02             0.00          (0.02)
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ............      $ 1.00         0.02             0.00          (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ..................      $ 1.00         0.01             0.00          (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..................      $ 1.00         0.01             0.00          (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..................      $ 1.00         0.01             0.00          (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..................      $ 1.00         0.02             0.00          (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ..................      $ 1.00         0.04             0.00          (0.04)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS
      (NOTE 3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                   WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                 DISTRIBUTIONS      ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                      FROM NET   NET ASSET  -------------------------------------------------------
                                                      REALIZED   VALUE PER  NET INVESTMENT        GROSS      EXPENSES           NET
                                                         GAINS       SHARE   INCOME (LOSS)     EXPENSES        WAIVED      EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..           0.00       $1.00           3.20%        0.22%       (0.02)%         0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .........           0.00       $1.00           2.43%        0.21%       (0.01)%         0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...............           0.00       $1.00           1.24%        0.21%       (0.01)%         0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...............           0.00       $1.00           0.81%        0.21%       (0.01)%         0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ...............           0.00       $1.00           1.16%        0.24%       (0.04)%         0.20%
APRIL 1, 2001 TO MARCH 31, 2002 ...............           0.00       $1.00           1.92%        0.25%       (0.05)%         0.20%
APRIL 1, 2000 TO MARCH 31, 2001 ...............           0.00       $1.00           3.33%        0.23%       (0.03)%         0.20%

MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..           0.00       $1.00           4.86%        0.20%        0.00%          0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .........           0.00       $1.00           3.53%        0.20%        0.00%          0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...............           0.00       $1.00           1.59%        0.20%        0.00%          0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...............           0.00       $1.00           0.98%        0.21%       (0.01)%         0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ...............           0.00       $1.00           1.56%        0.23%       (0.03)%         0.20%
APRIL 1, 2001 TO MARCH 31, 2002 ...............           0.00       $1.00           3.02%        0.22%       (0.02)%         0.20%
APRIL 1, 2000 TO MARCH 31, 2001 ...............           0.00       $1.00           6.20%        0.22%       (0.02)%         0.20%

NATIONAL TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..           0.00       $1.00           3.23%        0.21%       (0.01)%         0.20%
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .........           0.00       $1.00           2.49%        0.21%       (0.01)%         0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...............           0.00       $1.00           1.18%        0.22%       (0.02)%         0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...............           0.00       $1.00           0.86%        0.21%       (0.01)%         0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ...............           0.00       $1.00           1.28%        0.22%       (0.02)%         0.20%
APRIL 1, 2001 TO MARCH 31, 2002 ...............           0.00       $1.00           2.08%        0.24%       (0.04)%         0.20%
APRIL 1, 2000 TO MARCH 31, 2001 ...............           0.00       $1.00           3.89%        0.25%       (0.05)%         0.20%

                                                                   NET ASSETS AT
                                                     TOTAL         END OF PERIOD
                                                    RETURN(2)    (000'S OMITTED)
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.63%          $   623,566
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .........       2.26%          $   485,164
APRIL 1, 2004 TO MARCH 31, 2005 ...............       1.24%          $   556,885
APRIL 1, 2003 TO MARCH 31, 2004 ...............       0.82%          $   501,853
APRIL 1, 2002 TO MARCH 31, 2003 ...............       1.18%          $   830,713
APRIL 1, 2001 TO MARCH 31, 2002 ...............       2.01%          $   852,775
APRIL 1, 2000 TO MARCH 31, 2001 ...............       3.41%          $   590,286

MONEY MARKET TRUST
--------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       2.47%          $ 2,852,760
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .........       3.23%          $ 2,599,058
APRIL 1, 2004 TO MARCH 31, 2005 ...............       1.61%          $ 2,070,151
APRIL 1, 2003 TO MARCH 31, 2004 ...............       1.00%          $ 1,448,899
APRIL 1, 2002 TO MARCH 31, 2003 ...............       1.58%          $ 1,823,970
APRIL 1, 2001 TO MARCH 31, 2002 ...............       3.27%          $ 1,776,435
APRIL 1, 2000 TO MARCH 31, 2001 ...............       6.44%          $ 1,161,092

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------
MARCH 1, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..       1.65%          $   470,783
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .........       2.30%          $   599,064
APRIL 1, 2004 TO MARCH 31, 2005 ...............       1.25%          $   293,653
APRIL 1, 2003 TO MARCH 31, 2004 ...............       0.86%          $   563,985
APRIL 1, 2002 TO MARCH 31, 2003 ...............       1.30%          $   507,048
APRIL 1, 2001 TO MARCH 31, 2002 ...............       2.25%          $   627,773
APRIL 1, 2000 TO MARCH 31, 2001 ...............       4.01%          $   339,791

WELLS FARGO ADVANTAGE MONEY
MARKET TRUSTS                          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust.

      Each Fund, except for the California Tax-Free Money Market Trust, is a diversified series of the Trust. The California Tax-Free Money Market Trust is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2006.

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                 Capital Loss
Fund                                              Year Expires   Carryforwards
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                2014          $15,884
--------------------------------------------------------------------------------
MONEY MARKET TRUST                                    2013           30,187
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                  2014           20,143
--------------------------------------------------------------------------------

                                                     WELLS FARGO ADVANTAGE MONEY
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          MARKET TRUSTS
--------------------------------------------------------------------------------

      At February 28, 2006, current period deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                         Deferred Post-October
Fund                                                          Capital Loss
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                           $12,819
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                              14,940

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the advisory contract, Funds Management does not receive a fee for providing those services.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                % of Average
                                  Average Daily Net Assets    Daily Net Assets
--------------------------------------------------------------------------------
ALL FUNDS                             First $5 billion               0.17
                                       Next $5 billion               0.16
                                      Over $10 billion               0.15
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                % of Average
                                                              Daily Net Assets
--------------------------------------------------------------------------------
ALL FUNDS                                                           0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six months ended August 31, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                 Net Operating
                                                                Expense Ratios
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                                0.20%
--------------------------------------------------------------------------------
MONEY MARKET TRUST                                                    0.20%
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                                  0.20%
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY
MARKET TRUSTS                          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

OTHER INFORMATION (UNAUDITED)          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **      PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987       Chair of Finance, Wake Forest             None
64                                                  University, since 2006. Benson-
                                                    Pruitt Professorship, Wake
                                                    Forest University, Calloway
                                                    School of Business and
                                                    Accountancy, since 1999.
-----------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998       Chairman, CEO, and Co-                    None
63                        (Chairman, since 2001)    Founder of Crystal Geyser
                                                    Water Company, and President
                                                    of Crystal Geyser Roxane Water
                                                    Company.
-----------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987       Retired. Prior thereto, President         None
73                                                  of Richard M. Leach Associates
                                                    (a financial consulting firm).
-----------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006       Professor of Insurance and Risk           None
53                                                  Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center
                                                    on Pensions and Retirement.
                                                    Research Associate and Board
                                                    Member, Penn Aging Research
                                                    Center. Research Associate,
                                                    National Bureau of Economic
                                                    Research.
-----------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996       Senior Counselor to the                   None
54                                                  public relations firm of Himle-
                                                    Horner, and Senior Fellow at
                                                    the Humphrey Institute,
                                                    Minneapolis, Minnesota (a
                                                    public policy organization).

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-----------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **      PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996       Principal of the law firm of              None
66                                                  Willeke & Daniels.
-----------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***
-----------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **      PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987       Private Investor/Real Estate              None
62                                                  Developer. Prior thereto,
                                                    Chairman of White Point
                                                    Capital, LLC until 2005.
-----------------------------------------------------------------------------------------------------------------

OFFICERS
-----------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003     Executive Vice President of               None
47                                                  Wells Fargo Bank, N.A. and
                                                    President of Wells Fargo Funds
                                                    Management, LLC. Senior Vice
                                                    President and Chief
                                                    Administrative Officer of Wells
                                                    Fargo Funds Management, LLC
                                                    from 2001 to 2003.
-----------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000     Vice President and Managing               None
46                                                  Senior Counsel of Wells Fargo
                                                    Bank, N.A. and Senior Vice
                                                    President and Secretary of Wells
                                                    Fargo Funds Management, LLC.
                                                    Vice President and Senior
                                                    Counsel of Wells Fargo Bank,
                                                    N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006     Vice President of Wells Fargo             None
32                                                  Bank, N.A. and Vice President
                                                    of Financial Operations for
                                                    Wells Fargo Funds
                                                    Management, LLC. Vice
                                                    President and Group Finance
                                                    Officer of Wells Fargo Bank,
                                                    N.A. Auto Finance Group from
                                                    2004 to 2006. Vice President of
                                                    Portfolio Risk Management for
                                                    Wells Fargo Bank, N.A. Auto
                                                    Finance Group in 2004. Vice
                                                    President of Portfolio Research
                                                    and Analysis for Wells Fargo
                                                    Bank, N.A. Auto Finance Group
                                                    from 2001 to 2004. Director of
                                                    Small Business Services Risk
                                                    Management for American
                                                    Express Travel Related Services
                                                    from 2000 to 2001.

OTHER INFORMATION (UNAUDITED)          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

OFFICERS (continued)

-----------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE         PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance          Chief Compliance Officer of               None
44                        Officer, since 2004       Wells Fargo Funds Management,
                                                    LLC since 2004 and Compliance
                                                    Officer of Wells Fargo Funds
                                                    Management, LLC from 1999 to
                                                    2002. Compliance Manager of
                                                    Wells Fargo Investments from
                                                    1997 to 1999. In 2002, Ms.
                                                    Peters left Wells Fargo Funds
                                                    Management, LLC to pursue
                                                    personal goals.
-----------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of August 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY
AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET TRUST, MONEY MARKET TRUST AND NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust (the "Funds"); and (ii) an investment subadvisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment subadvisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 31, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Subadvisers and the continuation of the Advisory Agreements. Prior to the March 31, 2006, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Board considered information regarding Funds Management's and Wells Capital Management's compensation programs for personnel involved in the management of the Funds.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2005. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The

OTHER INFORMATION (UNAUDITED)          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for the Funds were lower than the Funds' Peer Groups' median net operating expense ratios.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUBADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment subadvisory fee rates (the "Subadvisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment subadvisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Groups. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed the Subadvisory Agreement Rates and concluded that the Subadvisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses (including Wells Capital Management) of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Subadvisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Wells Capital Management as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board has conferred with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS                  WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   -- Association of Bay Area Governments
ADR    -- American Depository Receipt
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
ARM    -- Adjustable Rate Mortgages
BART   -- Bay Area Rapid Transit
CDA    -- Community Development Authority
CDSC   -- Contingent Deferred Sales Charge
CGIC   -- Capital Guaranty Insurance Company
CGY    -- Capital Guaranty Corporation
CMT    -- Constant Maturity Treasury
COFI   -- Cost of Funds Index
COP    -- Certificate of Participation
CP     -- Commercial Paper
CTF    -- Common Trust Fund
DW&P   -- Department of Water & Power
DWR    -- Department of Water Resources
EDFA   -- Education Finance Authority
FFCB   -- Federal Farm Credit Bank
FGIC   -- Financial Guaranty Insurance Corporation
FHA    -- Federal Housing Authority
FHLB   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FRN    -- Floating Rate Notes
FSA    -- Financial Security Assurance Incorporated
GDR    -- Global Depository Receipt
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HFA    -- Housing Finance Authority
HFFA   -- Health Facilities Financing Authority
IDA    -- Industrial Development Authority
IDR    -- Industrial Development Revenue
LIBOR  -- London Interbank Offered Rate
LLC    -- Limited Liability Corporation
LOC    -- Letter of Credit
LP     -- Limited Partnership
MBIA   -- Municipal Bond Insurance Association
MFHR   -- Multi-Family Housing Revenue
MUD    -- Municipal Utility District
MTN    -- Medium Term Note
PCFA   -- Pollution Control Finance Authority
PCR    -- Pollution Control Revenue
PFA    -- Public Finance Authority
PLC    -- Private Placement
PSFG   -- Public School Fund Guaranty
RDA    -- Redevelopment Authority
RDFA   -- Redevelopment Finance Authority
REITS  -- Real Estate Investment Trusts
R&D    -- Research & Development
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
SLMA   -- Student Loan Marketing Association
STEERS -- Structured Enhanced Return Trust
TBA    -- To Be Announced
TRAN   -- Tax Revenue Anticipation Notes
USD    -- Unified School District
V/R    -- Variable Rate
WEBS   -- World Equity Benchmark Shares
XLCA   -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS            THIS REPORT AND THE FINANCIAL STATEMENTS
FARGO ADVANTAGE FUNDS(SM) is            CONTAINED  HEREIN ARE  SUBMITTED FOR THE
available free upon request. To         GENERAL  INFORMATION OF THE SHAREHOLDERS
obtain literature, please               OF WELLS FARGO ADVANTAGE  FUNDS. IF THIS
write, e-mail, visit the Funds'         REPORT IS USED FOR PROMOTIONAL PURPOSES,
Web site, or call:                      DISTRIBUTION   OF  THE  REPORT  MUST  BE
                                        ACCOMPANIED  OR  PRECEDED  BY A  CURRENT
WELLS FARGO ADVANTAGE FUNDS             PROSPECTUS.  FOR A PROSPECTUS CONTAINING
P.O. Box 8266                           MORE  COMPLETE  INFORMATION,   INCLUDING
Boston, MA 02266-8266                   CHARGES     AND      EXPENSES,      CALL
                                        1-800-222-8222  OR VISIT THE  FUNDS' WEB
E-mail: wfaf@wellsfargo.com             SITE                                  AT
Web site:                               WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.
www.wellsfargo.com/advantagefunds       PLEASE     CONSIDER    THE    INVESTMENT
Individual Investors: 1-800-222-8222    OBJECTIVES, RISKS, CHARGES, AND EXPENSES
Retail Investment Professionals:        OF  THE  INVESTMENT   CAREFULLY   BEFORE
1-888-877-9275                          INVESTING.  THIS AND  OTHER  INFORMATION
Institutional Investment Professionals: ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE
1-866-765-0778                          FOUND IN THE  CURRENT  PROSPECTUS.  READ
                                        THE  PROSPECTUS   CAREFULLY  BEFORE  YOU
                                        INVEST OR SEND MONEY.

                                        Wells  Fargo  Funds  Management,  LLC, a
                                        Wholly Owned Subsidiary of Wells Fargo &
                                        Company,  Provides  Investment  Advisory
                                        and  Administrative  Services  For WELLS
                                        FARGO ADVANTAGE FUNDS.  Other Affiliates
                                        of  Wells   Fargo  &   Company   Provide
                                        Subadvisory  and Other  Services for the
                                        Funds.  the  Funds  are  Distributed  by
                                        WELLS  FARGO  FUNDS  DISTRIBUTOR,   LLC,
                                        Member NASD/SIPC,  an Affiliate of Wells
                                        Fargo & Company.

            ---------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo         www.wellsfargo.com/advantagefunds      100106 10-06
Funds Management, LLC.                                               SMMF/SAR119
All rights reserved.

                                                            -----------------
                                                            WELLS   ADVANTAGE
                                                            FARGO   FUNDS
                                                            -----------------

          [GRAPHIC OMITTED]                         AUGUST 31, 2006

                                                    SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS(SM)

Wells Fargo Advantage Life Stage - Conservative Portfolio(SM)
Wells Fargo Advantage Life Stage - Moderate Portfolio(SM)
Wells Fargo Advantage Life Stage - Aggressive Portfolio(SM)

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Performance Highlights ...................................................     2
--------------------------------------------------------------------------------

Portfolio Expenses (Unaudited) ...........................................     6
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   Life Stage - Conservative Portfolio ...................................     7
   Life Stage - Moderate Portfolio .......................................     8
   Life Stage - Aggressive Portfolio .....................................     9

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    10
   Statements of Operations ..............................................    11
   Statements of Changes in Net Assets ...................................    12
   Financial Highlights ..................................................    14

Notes to Financial Statements ............................................    16
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................    21
--------------------------------------------------------------------------------

List of Abbreviations ....................................................    27
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS semi-annual report for the six-month period that ended August 31, 2006. On the following pages, you will find a discussion of each Portfolio, including performance highlights, information about the holdings of each Portfolio, and the portfolio managers' strategic outlook.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      During the period, the U.S. economy started to show some signs of a slowdown. The housing market slowed, with mortgage applications falling and homes staying on the market for longer periods. Consumer confidence weakened, and the inflation outlook continued to be cloudy. Real Gross Domestic Product
(GDP) slowed to 2.9% for the second quarter of 2006, driven mostly by a decline in consumer spending from an unsustainable first-quarter pace. Other indicators, however, remained robust. Capital spending and the manufacturing sector continued to perform well. Most labor markets also remained healthy, creating some uncertainty regarding the direction of the Fed's next decision about interest rates.

STOCKS PRODUCE POSITIVE RETURNS
--------------------------------------------------------------------------------

      Overall, stock returns were positive, in spite of a few ups and downs during the period. For the six-month period that ended August 31, 2006, the S&P 500 Index reported a positive return of 2.79%. Not all sectors of the equity market did well, however. Despite an impressive August for the technology sector, the NASDAQ Composite Index was down 5.44% for the period, and technology was one of the worst performing sectors for the six months.

      Stable corporate earnings helped the U.S. equity markets at the beginning of the reporting period. However, by May 2006, record prices for crude oil and concerns of a slowdown in worldwide economic growth in many cases reversed the equity gains from earlier in 2006. Nevertheless, in the United States, the fundamentals of strong earnings and controlled inflation led to a stock market rally which helped the equity markets deliver positive returns for the period.

BONDS WRESTLE WITH INTEREST RATES
--------------------------------------------------------------------------------

      Yields on most U.S. Treasury notes and bonds increased as the Federal funds rate continued to rise during 2006. However, when the Federal Open Market Committee met on August 8, 2006, it decided, for the first time since June 2004, to leave the Federal funds rate unchanged. Largely because of expectations of an end to the Fed's cycle of interest rate increases--often described as credit tightening--the bond markets rallied in July and August, allowing most segments of the bond market to record positive returns for the six-month period.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As the reporting period came to a close, it was difficult to anticipate what the next move by the Fed might be, and economic activity was clearly slowing down. Given the uncertainty of these and other market forces, we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      To help you reach your diversification goals, we offer funds across every key category, each guided by skillful money managers--our subadvisers--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent long-term results offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS OVERVIEW

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO(SM) seeks a combination of current income and capital appreciation.

      The WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO(SM) seeks a combination of capital appreciation and current income.

      The WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO(SM) seeks capital appreciation with a secondary emphasis on current income.

ADVISER                                     PORTFOLIO MANAGERS
     Wells Fargo Funds Management, LLC         Thomas C. Biwer, CFA
                                               Christian L. Chan, CFA
PORTFOLIO INCEPTION DATE                       Andrew Owen, CFA
     12/31/1998

HOW DID THE PORTFOLIOS PERFORM OVER THE SIX-MONTH REPORTING PERIOD?

------------------------------------------------------------------------------------------------------------------------------------
                                                                Portfolio                          MSCI        Lehman Brothers U.S.
Portfolio Name                                                 Performance   S&P 500 Index 2   EAFE Index 3   Aggregate Bond Index 4
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO(SM)    1.81% 1
--------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO(SM)        1.70% 1           2.79%          7.94%               1.82%
--------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO(SM)      1.55% 1
------------------------------------------------------------------------------------------------------------------------------------

      All three Portfolios--the Conservative, Moderate, and Aggressive Portfolios (the Portfolios)--underperformed both the S&P 500 Index and the Lehman Brothers U.S. Aggregate Bond Index and also trailed the MSCI EAFE Index by a wider margin. The Portfolios' underperformance was due primarily to weak results in their U.S. equity segments. The Conservative, Moderate, and Aggressive Portfolios had 35%, 52%, and 70% of assets, respectively, allocated to underlying domestic equity funds.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN A PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIOS' PERFORMANCE?
--------------------------------------------------------------------------------

      U.S. stocks posted modest gains during the six-month period despite continued headwinds from rising short-term interest rates. Corporate earnings continued to post double-digit gains, and liquidity in the financial system remained ample despite the Fed's efforts to absorb it. In August the Fed's decision to leave interest rates unchanged helped to lift investor sentiment. In this environment, value-style funds continued their multiyear stretch of outperformance of growth-oriented funds. For example, the WELLS FARGO ADVANTAGE U.S. VALUE FUND, a value-investing style fund, was the strongest performer among the Portfolios' domestic equity fund holdings. The WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND, a growth-style fund, lagged the market primarily due to weakness among its technology holdings. It was a major detractor from the Portfolios' performance. Also contributing to disappointing results in this segment was the WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND, which suffered from its holdings in the health care and consumer sectors.

      In a reversal of a multiyear trend, small and mid cap stocks trailed the general market during the period. Thus the 25% allocation of the equity portion of each Portfolio to the WELLS FARGO ADVANTAGE COMMON STOCK FUND, which includes both small and mid cap stocks, negatively affected the Portfolios' performance. Foreign stocks as a group again showed considerably stronger gains than U.S. stocks during the period, and the 12.5% allocation of the equity portion of each portfolio to the WELLS FARGO ADVANTAGE OVERSEAS FUND contributed positively to the Portfolios' performance.

      In fixed-income markets, yields rose across the spectrum of maturities, and the resulting price erosion curtailed total returns to some extent. In this environment, bond funds that are focused on shorter maturities performed best, and the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND and WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND both outperformed the Portfolios' fixed-income segment benchmark (the Lehman Brothers U.S. Aggregate Bond Index).

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIOS' HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      No changes were made to the holdings of the Portfolios during the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We continue to believe that there will be some slowing in economic growth due to the cumulative effects of higher energy prices and higher short-term interest rates. The Fed has paused in its cycle of raising interest rates--often described as credit tightening--and may in fact be finished raising interest rates, depending on the path of economic growth and inflation over the coming months. We believe that financial markets may respond positively to evidence of economic slowing as they had in previous mid-cycle slowdowns.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THESE PORTFOLIOS ARE EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK AND HIGH-YIELD BOND RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

      The views expressed are as of August 31, 2006 and are those of the Portfolios' managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO, the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO and the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO.

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

   FUND NAME                                                                        6-Month*  1-Year  5-Year  Life of Fund
---------------------------------------------------------------------------------------------------------------------------
   Life Stage - Conservative Portfolio (Incept. Date 12/31/1998)                      1.81      4.72    3.58      4.08
---------------------------------------------------------------------------------------------------------------------------
   Life Stage - Moderate Portfolio (Incept. Date 12/31/1998)                          1.70      5.74    4.31      4.10
---------------------------------------------------------------------------------------------------------------------------
   Life Stage - Aggressive Portfolio (Incept. Date 12/31/1998)                        1.55      6.84    4.61      4.13
---------------------------------------------------------------------------------------------------------------------------
   Benchmarks
---------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 2                                                                 2.79      8.87    4.65      2.36
---------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Bond Index 4                                     1.82      1.71    4.87      5.47
---------------------------------------------------------------------------------------------------------------------------
      MSCI EAFE Index 3                                                               7.94     24.28   11.82      5.94
---------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

ASSET ALLOCATION 5 (AS OF AUGUST 31, 2006) (ROUNDED TO THE NEAREST WHOLE %)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                             CONSERVATIVE PORTFOLIO

Fixed Income                                      60%
Domestic Stock                                    35%
International Stock                                5%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                               MODERATE PORTFOLIO

Fixed Income                                      40%
Domestic Stock                                    52%
International Stock                                8%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


                              AGGRESSIVE PORTFOLIO

Fixed Income                                      20%
Domestic Stock                                    70%
International Stock                               10%

PORTFOLIO CHARACTERISTICS 5 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

                                                      LIFE STAGE    LIFE STAGE   LIFE STAGE
                                                     CONSERVATIVE    MODERATE    AGGRESSIVE
--------------------------------------------------------------------------------------------
Portfolio Turnover                                        10%           8%           11%
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   $10.11        $10.78       $11.12

1 The Portfolios' adviser has committed through June 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for each Portfolio. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, each Portfolio's returns would have been lower.

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Conservative Portfolio, its predecessor fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Moderate Portfolio, its predecessor fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Aggressive Portfolio, its predecessor fund.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value.You cannot invest directly in an Index.

3 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East.You cannot invest directly in an Index.

4 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities.You cannot invest directly in an Index.

5 Effective allocation, Portfolio characteristics, and underlying mutual funds held are subject to change. Cash and cash equivalents are not reflected in the calculations of effective allocation, portfolio characteristics, and underlying mutual funds held.

6 The charts compare the performance of the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO, the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO, and the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO, for the life of the Portfolios with the S&P 500 Index, the MSCI EAFE Index, and the Lehman Brothers U.S. Aggregate Bond Index.The charts assume a hypothetical $10,000 investment in the Investor Class shares and reflect all operating expenses.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

UNDERLYING MUTUAL FUNDS HELD 5 (AS OF AUGUST 31, 2006) (ROUNDED TO THE NEAREST WHOLE %)
--------------------------------------------------------------------------------

                                                         LIFE STAGE    LIFE STAGE   LIFE STAGE
                                                        CONSERVATIVE    MODERATE    AGGRESSIVE
-----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                10%           15%          20%
-----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE COMMON STOCK FUND                  10%           15%          20%
-----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND         22%           15%           7%
-----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND              5%            7%          10%
-----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE OVERSEAS FUND                       5%            8%          10%
-----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND               23%           15%           8%
-----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND       15%           10%           5%
-----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE U.S. VALUE FUND                    10%           15%          20%

GROWTH OF $10,000 INVESTMENT 6 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

            WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Wells Fargo                           Lehman
             Advantage Life Stage -                  Brothers U.S.
            Conservative Portfolio -   MSCI/EAFE    Aggregate Bond      S&P 500
                 Investor Class          Index           Index           Index

12/31/1998            10,000            10,000          10,000           10,000
 1/31/1999            10,260             9,970          10,071           10,418
 2/28/1999            10,120             9,733           9,896           10,094
 3/31/1999            10,410            10,139           9,950           10,498
 4/30/1999            10,571            10,549           9,982           10,905
 5/31/1999            10,480            10,006           9,894           10,647
 6/30/1999            10,774            10,396           9,863           11,238
 7/31/1999            10,673            10,705           9,821           10,887
 8/31/1999            10,633            10,745           9,816           10,834
 9/30/1999            10,660            10,853           9,930           10,537
10/31/1999            11,005            11,260           9,967           11,203
11/30/1999            11,341            11,651           9,966           11,431
12/31/1999            12,027            12,697           9,918           12,104
 1/31/2000            11,839            11,891           9,885           11,496
 2/29/2000            12,489            12,211          10,005           11,279
 3/31/2000            12,656            12,684          10,137           12,381
 4/30/2000            12,327            12,017          10,108           12,009
 5/31/2000            12,168            11,724          10,103           11,763
 6/30/2000            12,446            12,182          10,313           12,053
 7/31/2000            12,393            11,672          10,407           11,865
 8/31/2000            12,917            11,773          10,558           12,601
 9/30/2000            12,755            11,200          10,624           11,936
10/31/2000            12,463            10,936          10,694           11,886
11/30/2000            11,923            10,526          10,869           10,949
12/31/2000            12,107            10,899          11,071           11,003
 1/31/2001            12,231            10,894          11,252           11,393
 2/28/2001            11,737            10,077          11,350           10,355
 3/31/2001            11,464             9,405          11,407            9,699
 4/30/2001            11,822            10,058          11,360           10,453
 5/31/2001            11,846             9,703          11,428           10,523
 6/30/2001            11,733             9,306          11,471           10,267
 7/31/2001            11,687             9,137          11,728           10,166
 8/31/2001            11,395             8,906          11,862            9,530
 9/30/2001            10,884             8,004          12,000            8,760
10/31/2001            11,049             8,209          12,251            8,927
11/30/2001            11,437             8,511          12,082            9,612
12/31/2001            11,486             8,562          12,006            9,696
 1/31/2002            11,332             8,107          12,103            9,555
 2/28/2002            11,177             8,164          12,220            9,371
 3/31/2002            11,352             8,605          12,017            9,723
 4/30/2002            11,185             8,662          12,250            9,134
 5/31/2002            11,125             8,772          12,354            9,067
 6/30/2002            10,827             8,423          12,461            8,421
 7/31/2002            10,455             7,592          12,611            7,765
 8/31/2002            10,539             7,574          12,824            7,816
 9/30/2002            10,217             6,761          13,032            6,967
10/31/2002            10,434             7,124          12,972            7,580
11/30/2002            10,651             7,447          12,969            8,025
12/31/2002            10,506             7,197          13,237            7,554
 1/31/2003            10,396             6,897          13,248            7,357
 2/28/2003            10,408             6,738          13,431            7,246
 3/31/2003            10,421             6,606          13,421            7,316
 4/30/2003            10,766             7,254          13,532            7,919
 5/31/2003            11,135             7,693          13,784            8,335
 6/30/2003            11,201             7,879          13,757            8,442
 7/31/2003            11,151             8,070          13,294            8,591
 8/31/2003            11,287             8,265          13,383            8,758
 9/30/2003            11,379             8,519          13,737            8,665
10/31/2003            11,590             9,050          13,609            9,155
11/30/2003            11,689             9,251          13,641            9,236
12/31/2003            11,976             9,973          13,780            9,720
 1/31/2004            12,089            10,114          13,891            9,898
 2/29/2004            12,202            10,348          14,041           10,036
 3/31/2004            12,179            10,406          14,147            9,884
 4/30/2004            11,940            10,170          13,778            9,729
 5/31/2004            12,028            10,205          13,723            9,863
 6/30/2004            12,144            10,428          13,801           10,054
 7/31/2004            11,954            10,090          13,938            9,722
 8/31/2004            11,992            10,134          14,203            9,761
 9/30/2004            12,169            10,398          14,242            9,866
10/31/2004            12,284            10,753          14,361           10,017
11/30/2004            12,513            11,488          14,247           10,422
12/31/2004            12,694            11,991          14,378           10,777
 1/31/2005            12,565            11,771          14,468           10,514
 2/28/2005            12,668            12,280          14,383           10,735
 3/31/2005            12,587            11,972          14,309           10,545
 4/30/2005            12,471            11,690          14,503           10,345
 5/31/2005            12,678            11,696          14,660           10,674
 6/30/2005            12,755            11,852          14,739           10,689
 7/31/2005            12,950            12,215          14,605           11,087
 8/31/2005            12,976            12,525          14,792           10,986
 9/30/2005            13,005            13,082          14,640           11,075
10/31/2005            12,861            12,700          14,524           10,890
11/30/2005            13,071            13,011          14,588           11,302
12/31/2005            13,162            13,616          14,727           11,306
 1/31/2006            13,387            14,452          14,728           11,606
 2/28/2006            13,347            14,420          14,777           11,637
 3/31/2006            13,414            14,896          14,632           11,782
 4/30/2006            13,521            15,608          14,606           11,940
 5/31/2006            13,347            15,003          14,590           11,597
 6/30/2006            13,360            15,001          14,620           11,612
 7/31/2006            13,387            15,150          14,818           11,684
 8/31/2006            13,589            15,566          15,044           11,962

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 6 (AS OF AUGUST 31, 2006)
--------------------------------------------------------------------------------

              WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Wells Fargo                           Lehman
             Advantage Life Stage -                  Brothers U.S.
              Moderate Portfolio -     MSCI/EAFE    Aggregate Bond      S&P 500
                 Investor Class          Index           Index           Index

12/31/1998         10,000                10,000         10,000           10,000
 1/31/1999         10,330                 9,970         10,071           10,418
 2/28/1999         10,120                 9,733          9,896           10,094
 3/31/1999         10,540                10,139          9,950           10,498
 4/30/1999         10,610                10,549          9,982           10,905
 5/31/1999         10,450                10,006          9,894           10,647
 6/30/1999         10,890                10,396          9,863           11,238
 7/31/1999         10,730                10,705          9,821           10,887
 8/31/1999         10,670                10,745          9,816           10,834
 9/30/1999         10,660                10,853          9,930           10,537
10/31/1999         11,160                11,260          9,967           11,203
11/30/1999         11,640                11,651          9,966           11,431
12/31/1999         12,665                12,697          9,918           12,104
 1/31/2000         12,392                11,891          9,885           11,496
 2/29/2000         13,388                12,211         10,005           11,279
 3/31/2000         13,640                12,684         10,137           12,381
 4/30/2000         13,105                12,017         10,108           12,009
 5/31/2000         12,833                11,724         10,103           11,763
 6/30/2000         13,221                12,182         10,313           12,053
 7/31/2000         13,084                11,672         10,407           11,865
 8/31/2000         13,881                11,773         10,558           12,601
 9/30/2000         13,567                11,200         10,624           11,936
10/31/2000         13,084                10,936         10,694           11,886
11/30/2000         12,204                10,526         10,869           10,949
12/31/2000         12,443                10,899         11,071           11,003
 1/31/2001         12,531                10,894         11,252           11,393
 2/28/2001         11,724                10,077         11,350           10,355
 3/31/2001         11,271                 9,405         11,407            9,699
 4/30/2001         11,790                10,058         11,360           10,453
 5/31/2001         11,779                 9,703         11,428           10,523
 6/30/2001         11,602                 9,306         11,471           10,267
 7/31/2001         11,481                 9,137         11,728           10,166
 8/31/2001         11,016                 8,906         11,862            9,530
 9/30/2001         10,341                 8,004         12,000            8,760
10/31/2001         10,563                 8,209         12,251            8,927
11/30/2001         11,105                 8,511         12,082            9,612
12/31/2001         11,173                 8,562         12,006            9,696
 1/31/2002         11,000                 8,107         12,103            9,555
 2/28/2002         10,803                 8,164         12,220            9,371
 3/31/2002         11,057                 8,605         12,017            9,723
 4/30/2002         10,814                 8,662         12,250            9,134
 5/31/2002         10,710                 8,772         12,354            9,067
 6/30/2002         10,293                 8,423         12,461            8,421
 7/31/2002         9,771                  7,592         12,611            7,765
 8/31/2002         9,840                  7,574         12,824            7,816
 9/30/2002         9,319                  6,761         13,032            6,967
10/31/2002         9,655                  7,124         12,972            7,580
11/30/2002         10,003                 7,447         12,969            8,025
12/31/2002         9,690                  7,197         13,237            7,554
 1/31/2003         9,548                  6,897         13,248            7,357
 2/28/2003         9,513                  6,738         13,431            7,246
 3/31/2003         9,548                  6,606         13,421            7,316
 4/30/2003         9,998                  7,254         13,532            7,919
 5/31/2003         10,448                 7,693         13,784            8,335
 6/30/2003         10,554                 7,879         13,757            8,442
 7/31/2003         10,601                 8,070         13,294            8,591
 8/31/2003         10,791                 8,265         13,383            8,758
 9/30/2003         10,791                 8,519         13,737            8,665
10/31/2003         11,146                 9,050         13,609            9,155
11/30/2003         11,300                 9,251         13,641            9,236
12/31/2003         11,646                 9,973         13,780            9,720
 1/31/2004         11,766                10,114         13,891            9,898
 2/29/2004         11,898                10,348         14,041           10,036
 3/31/2004         11,842                10,406         14,147            9,884
 4/30/2004         11,565                10,170         13,778            9,729
 5/31/2004         11,685                10,205         13,723            9,863
 6/30/2004         11,854                10,428         13,801           10,054
 7/31/2004         11,541                10,090         13,938            9,722
 8/31/2004         11,541                10,134         14,203            9,761
 9/30/2004         11,794                10,398         14,242            9,866
10/31/2004         11,938                10,753         14,361           10,017
11/30/2004         12,300                11,488         14,247           10,422
12/31/2004         12,543                11,991         14,378           10,777
 1/31/2005         12,334                11,771         14,468           10,514
 2/28/2005         12,506                12,280         14,383           10,735
 3/31/2005         12,409                11,972         14,309           10,545
 4/30/2005         12,200                11,690         14,503           10,345
 5/31/2005         12,495                11,696         14,660           10,674
 6/30/2005         12,581                11,852         14,739           10,689
 7/31/2005         12,877                12,215         14,605           11,087
 8/31/2005         12,864                12,525         14,792           10,986
 9/30/2005         12,926                13,082         14,640           11,075
10/31/2005         12,717                12,700         14,524           10,890
11/30/2005         13,000                13,011         14,588           11,302
12/31/2005         13,123                13,616         14,727           11,306
 1/31/2006         13,451                14,452         14,728           11,606
 2/28/2006         13,376                14,420         14,777           11,637
 3/31/2006         13,490                14,896         14,632           11,782
 4/30/2006         13,654                15,608         14,606           11,940
 5/31/2006         13,376                15,003         14,590           11,597
 6/30/2006         13,351                15,001         14,620           11,612
 7/31/2006         13,364                15,150         14,818           11,684
 8/31/2006         13,603                15,566         15,044           11,962


             WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Wells Fargo                           Lehman
           Advantage Life Stage -                  Brothers U.S.
          Aggressive Portfolio -     MSCI/EAFE    Aggregate Bond      S&P 500
               Investor Class          Index           Index           Index

12/31/1998       10,000                10,000         10,000           10,000
 1/31/1999       10,470                 9,970         10,071           10,418
 2/28/1999       10,180                 9,733          9,896           10,094
 3/31/1999       10,720                10,139          9,950           10,498
 4/30/1999       10,960                10,549          9,982           10,905
 5/31/1999       10,740                10,006          9,894           10,647
 6/30/1999       11,340                10,396          9,863           11,238
 7/31/1999       11,130                10,705          9,821           10,887
 8/31/1999       11,050                10,745          9,816           10,834
 9/30/1999       11,020                10,853          9,930           10,537
10/31/1999       11,710                11,260          9,967           11,203
11/30/1999       12,350                11,651          9,966           11,431
12/31/1999       13,777                12,697          9,918           12,104
 1/31/2000       13,345                11,891          9,885           11,496
 2/29/2000       14,746                12,211         10,005           11,279
 3/31/2000       15,115                12,684         10,137           12,381
 4/30/2000       14,293                12,017         10,108           12,009
 5/31/2000       13,893                11,724         10,103           11,763
 6/30/2000       14,409                12,182         10,313           12,053
 7/31/2000       14,188                11,672         10,407           11,865
 8/31/2000       15,304                11,773         10,558           12,601
 9/30/2000       14,809                11,200         10,624           11,936
10/31/2000       14,093                10,936         10,694           11,886
11/30/2000       12,755                10,526         10,869           10,949
12/31/2000       13,052                10,899         11,071           11,003
 1/31/2001       13,173                10,894         11,252           11,393
 2/28/2001       11,994                10,077         11,350           10,355
 3/31/2001       11,323                 9,405         11,407            9,699
 4/30/2001       12,017                10,058         11,360           10,453
 5/31/2001       11,972                 9,703         11,428           10,523
 6/30/2001       11,719                 9,306         11,471           10,267
 7/31/2001       11,510                 9,137         11,728           10,166
 8/31/2001       10,882                 8,906         11,862            9,530
 9/30/2001        9,979                 8,004         12,000            8,760
10/31/2001       10,243                 8,209         12,251            8,927
11/30/2001       10,926                 8,511         12,082            9,612
12/31/2001       11,045                 8,562         12,006            9,696
 1/31/2002       10,847                 8,107         12,103            9,555
 2/28/2002       10,580                 8,164         12,220            9,371
 3/31/2002       10,940                 8,605         12,017            9,723
 4/30/2002       10,591                 8,662         12,250            9,134
 5/31/2002       10,440                 8,772         12,354            9,067
 6/30/2002        9,894                 8,423         12,461            8,421
 7/31/2002        9,208                 7,592         12,611            7,765
 8/31/2002        9,254                 7,574         12,824            7,816
 9/30/2002        8,580                 6,761         13,032            6,967
10/31/2002        8,987                 7,124         12,972            7,580
11/30/2002        9,417                 7,447         12,969            8,025
12/31/2002        8,997                 7,197         13,237            7,554
 1/31/2003        8,810                 6,897         13,248            7,357
 2/28/2003        8,739                 6,738         13,431            7,246
 3/31/2003        8,774                 6,606         13,421            7,316
 4/30/2003        9,301                 7,254         13,532            7,919
 5/31/2003        9,816                 7,693         13,784            8,335
 6/30/2003        9,944                 7,879         13,757            8,442
 7/31/2003       10,073                 8,070         13,294            8,591
 8/31/2003       10,307                 8,265         13,383            8,758
 9/30/2003       10,260                 8,519         13,737            8,665
10/31/2003       10,740                 9,050         13,609            9,155
11/30/2003       10,927                 9,251         13,641            9,236
12/31/2003       11,345                 9,973         13,780            9,720
 1/31/2004       11,475                10,114         13,891            9,898
 2/29/2004       11,640                10,348         14,041           10,036
 3/31/2004       11,545                10,406         14,147            9,884
 4/30/2004       11,225                10,170         13,778            9,729
 5/31/2004       11,379                10,205         13,723            9,863
 6/30/2004       11,593                10,428         13,801           10,054
 7/31/2004       11,166                10,090         13,938            9,722
 8/31/2004       11,142                10,134         14,203            9,761
 9/30/2004       11,462                10,398         14,242            9,866
10/31/2004       11,652                10,753         14,361           10,017
11/30/2004       12,127                11,488         14,247           10,422
12/31/2004       12,435                11,991         14,378           10,777
 1/31/2005       12,146                11,771         14,468           10,514
 2/28/2005       12,375                12,280         14,383           10,735
 3/31/2005       12,244                11,972         14,309           10,545
 4/30/2005       11,955                11,690         14,503           10,345
 5/31/2005       12,328                11,696         14,660           10,674
 6/30/2005       12,412                11,852         14,739           10,689
 7/31/2005       12,809                12,215         14,605           11,087
 8/31/2005       12,761                12,525         14,792           10,986
 9/30/2005       12,870                13,082         14,640           11,075
10/31/2005       12,617                12,700         14,524           10,890
11/30/2005       12,990                13,011         14,588           11,302
12/31/2005       13,106                13,616         14,727           11,306
 1/31/2006       13,535                14,452         14,728           11,606
 2/28/2006       13,426                14,420         14,777           11,637
 3/31/2006       13,598                14,896         14,632           11,782
 4/30/2006       13,794                15,608         14,606           11,940
 5/31/2006       13,426                15,003         14,590           11,597
 6/30/2006       13,389                15,001         14,620           11,612
 7/31/2006       13,353                15,150         14,818           11,684
 8/31/2006       13,635                15,566         15,044           11,962

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS       PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any) and (2) ongoing costs, including management fee, distribution (12b-1) and/or shareholder servicing fee; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning     Ending
                                                         Account      Account      Expenses    Net Annual
                                                          Value        Value     Paid During     Expense
                                                       03/01/2006   08/31/2006    Period(1)       Ratio
----------------------------------------------------------------------------------------------------------
Life Stage - Conservative Portfolio - Investor Class
Actual                                                 $ 1,000.00   $ 1,018.10      $3.05         0.60%
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00   $ 1,022.18      $3.06         0.60%
----------------------------------------------------------------------------------------------------------
Life Stage - Moderate Portfolio - Investor Class
Actual                                                 $ 1,000.00   $ 1,017.00      $3.00         0.59%
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00   $ 1,022.23      $3.01         0.59%
----------------------------------------------------------------------------------------------------------
Life Stage - Aggressive Portfolio - Investor Class
Actual                                                 $ 1,000.00   $ 1,015.50      $3.00         0.59%
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $ 1,000.00   $ 1,022.23      $3.01         0.59%

(1) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)          WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

    LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INVESTMENT COMPANIES - 98.44%

AFFILIATED BOND FUNDS - 58.87%
        285,512    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                 $     2,940,770
        344,530    WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                             2,935,396
        214,287    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                     1,952,152
                                                                                                                          7,828,318
                                                                                                                    ---------------
AFFILIATED STOCK FUNDS - 39.57%
         80,138    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                              1,314,272
         57,102    WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                1,319,638
         31,271    WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                             656,372
         55,981    WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                      657,223
         75,396    WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                  1,314,907
                                                                                                                          5,262,412
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (COST $13,117,822)                                                                            13,090,730
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $13,117,822)*                                 98.44%                                                          $    13,090,730

OTHER ASSETS AND LIABILITIES, NET                    1.56                                                                   207,958
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $    13,298,688
                                                   ======                                                           ===============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                      PORTFOLIO OF INVESTMENTS--
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS          AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INVESTMENT COMPANIES - 98.86%

AFFILIATED BOND FUNDS - 39.37%
        522,162    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                 $     5,378,266
        631,457    WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                             5,380,013
        392,740    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                     3,577,865
                                                                                                                         14,336,144
                                                                                                                    ---------------
AFFILIATED STOCK FUNDS - 59.49%
        328,956    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                              5,394,880
        235,725    WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                5,447,596
        128,177    WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                           2,690,428
        231,686    WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                    2,719,997
        310,174    WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                  5,409,435
                                                                                                                         21,662,336
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (COST $35,102,015)                                                                            35,998,480
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,102,015)*                                 98.86%                                                          $    35,998,480

OTHER ASSETS AND LIABILITIES, NET                    1.14                                                                   415,037
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $    36,413,517
                                                   ======                                                           ===============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--
AUGUST 31, 2006 (UNAUDITED)          WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

    LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INVESTMENT COMPANIES - 98.94%

AFFILIATED BOND FUNDS - 19.76%
        186,103    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                 $     1,916,860
        225,009    WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                             1,917,080
        139,941    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                     1,274,862
                                                                                                                          5,108,802
                                                                                                                    ---------------
AFFILIATED STOCK FUNDS - 79.18%
        311,104    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                              5,102,102
        222,650    WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                                5,145,441
        121,402    WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                           2,548,237
        218,726    WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                    2,567,848
        293,126    WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                                  5,112,115
                                                                                                                         20,475,743
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (COST $24,798,205)                                                                            25,584,545
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $24,798,205)*                                 98.94%                                                          $    25,584,545

OTHER ASSETS AND LIABILITIES, NET                    1.06                                                                   274,999
                                                   ------                                                           ---------------

TOTAL NET ASSETS                                   100.00%                                                          $    25,859,544
                                                   ======                                                           ===============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE          STATEMENTS OF ASSETS AND LIABILITIES--
PORTFOLIOS                                           AUGUST 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              LIFE STAGE -        LIFE STAGE -        LIFE STAGE -
                                                                              CONSERVATIVE            MODERATE          AGGRESSIVE
                                                                                 PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATES ............................................  $    13,090,730    $     35,998,480    $     25,584,545
                                                                           ---------------    ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................       13,090,730          35,998,480          25,584,545
                                                                           ---------------    ----------------    ----------------
   CASH .................................................................          150,097             314,954             257,553
   RECEIVABLE FOR FUND SHARES ISSUED ....................................              224              32,896                 163
   RECEIVABLE FOR INVESTMENTS SOLD ......................................           24,903                   0                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...............................           37,587              83,883              22,236
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ....................            2,402                   0               3,675
   PREPAID EXPENSES AND OTHER ASSETS ....................................            2,779              13,407               5,785
                                                                           ---------------    ----------------    ----------------
TOTAL ASSETS ............................................................       13,308,722          36,443,620          25,873,957
                                                                           ---------------    ----------------    ----------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .....................................            8,615               4,650               4,801
   PAYABLE FOR INVESTMENTS PURCHASED ....................................                0              14,954               7,553
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................                0               6,448                   0
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..............            1,419               4,051               2,059
                                                                           ---------------    ----------------    ----------------
TOTAL LIABILITIES .......................................................           10,034              30,103              14,413
                                                                           ---------------    ----------------    ----------------
TOTAL NET ASSETS ........................................................  $    13,298,688    $     36,413,517    $     25,859,544
                                                                           ===============    ================    ================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................  $    14,073,691    $     40,678,182    $     28,308,379
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................           72,929             447,169             131,874
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................         (820,840)         (5,608,299)         (3,367,049)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
      FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
      DENOMINATED IN FOREIGN CURRENCIES .................................          (27,092)            896,465             786,340
                                                                           ---------------    ----------------    ----------------
TOTAL NET ASSETS ........................................................  $    13,298,688    $     36,413,517    $     25,859,544
                                                                           ---------------    ----------------    ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - INVESTOR CLASS ..........................................  $    13,298,688    $     36,413,517    $     25,859,544
   SHARES OUTSTANDING - INVESTOR CLASS ..................................        1,315,581           3,377,441           2,326,179
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ........  $         10.11    $          10.78    $          11.12
                                                                           ---------------    ----------------    ----------------
INVESTMENTS AT COST .....................................................  $    13,117,822    $     35,102,015    $     24,798,205
                                                                           ===============    ================    ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS          WELLS FARGO ADVANTAGE LIFE
ENDED AUGUST 31, 2006 (UNAUDITED)                               STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                              LIFE STAGE -        LIFE STAGE -        LIFE STAGE -
                                                                              CONSERVATIVE            MODERATE          AGGRESSIVE
                                                                                 PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDEND INCOME FROM AFFILIATED SECURITIES ...........................  $       229,781    $        454,461    $        184,687
   INTEREST .............................................................            4,007               6,942               5,899
                                                                           ---------------    ----------------    ----------------
TOTAL INVESTMENT INCOME .................................................          233,788             461,403             190,586
                                                                           ---------------    ----------------    ----------------
EXPENSES
   ADMINISTRATION FEES ..................................................           34,300              90,910              64,092
   SHAREHOLDER SERVICING FEES ...........................................           11,662              27,273              15,382
   ACCOUNTING FEES ......................................................           10,591              11,320              10,936
   PROFESSIONAL FEES ....................................................            8,033               3,425               4,982
   REGISTRATION FEES ....................................................            8,992              23,038               9,242
   SHAREHOLDER REPORTS ..................................................            3,776               7,471               5,292
   TRUSTEES' FEES .......................................................            4,259               4,259               4,259
   OTHER FEES AND EXPENSES ..............................................            2,922               1,789               1,708
                                                                           ---------------    ----------------    ----------------
TOTAL EXPENSES ..........................................................           84,535             169,485             115,893
                                                                           ---------------    ----------------    ----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................          (43,649)            (61,665)            (40,392)
   NET EXPENSES .........................................................           40,886             107,820              75,501
                                                                           ---------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ............................................          192,902             353,583             115,085
                                                                           ---------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   AFFILIATED UNDERLYING FUNDS ..........................................          165,534             432,478             472,743
                                                                           ---------------    ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................          165,534             432,478             472,743
                                                                           ---------------    ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   AFFILIATED UNDERLYING FUNDS ..........................................         (123,323)           (179,223)           (214,917)
                                                                           ---------------    ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....         (123,323)           (179,223)           (214,917)
                                                                           ---------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................           42,211             253,255             257,826
                                                                           ---------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........  $       235,113    $        606,838    $        372,911
                                                                           ===============    ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE
PORTFOLIOS                                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 LIFE STAGE -
                                                                                            CONSERVATIVE PORTFOLIO
                                                                           --------------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE             FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED          YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006   DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................   $     13,754,172   $      14,760,275   $      18,226,867

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................            192,902              58,240             473,251
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................            165,534              68,025           1,790,970
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS .......................................................          (123,323)             82,010          (1,681,653)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........            235,113             208,275             582,568
                                                                           ----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME - INVESTOR CLASS ..............................           (178,213)                  0            (477,072)
                                                                           ----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................           (178,213)                  0            (477,072)
                                                                           ----------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ..........................          3,092,501           1,187,154           4,661,500
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......................            176,655                  44             474,265
   COST OF SHARES REDEEMED - INVESTOR CLASS ............................         (3,781,540)         (2,401,576)         (8,707,853)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .......................................           (512,384)         (1,214,378)         (3,572,088)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ................................................           (512,384)         (1,214,378)         (3,572,088)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................           (455,484)         (1,006,103)         (3,466,592)
                                                                           ----------------   -----------------   -----------------
ENDING NET ASSETS ......................................................   $     13,298,688   $      13,754,172   $      14,760,275
                                                                           ================   =================   =================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS ........................................            308,742             118,116             472,943
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....             17,788                   0              48,107
   SHARES REDEEMED - INVESTOR CLASS ....................................           (378,075)           (238,933)           (881,392)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INVESTOR CLASS .................................            (51,545)           (120,817)           (360,342)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - TOTAL ..........................................            (51,545)           (120,817)           (360,342)
                                                                           ----------------   -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..................   $         72,929   $          58,240   $               0
                                                                           ================   =================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                WELLS FARGO ADVANTAGE LIFE STAGE
STATEMENTS OF CHANGES IN NET ASSETS                                   PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                 LIFE STAGE -
                                                                                              MODERATE PORTFOLIO
                                                                           --------------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE             FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED          YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006   DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................   $     36,014,206   $      36,782,835   $      49,742,083

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................            353,583              93,592             902,840
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................            432,478             163,005           6,972,712
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS .......................................................           (179,223)            467,072          (6,208,686)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........            606,838             723,669           1,666,866
                                                                           ----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME - INVESTOR CLASS ..............................                  0              (3,032)           (900,001)
                                                                           ----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................                  0              (3,032)           (900,001)
                                                                           ----------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ..........................          9,617,881           3,217,146          12,748,062
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......................                  0               3,029             899,410
   COST OF SHARES REDEEMED - INVESTOR CLASS ............................         (9,825,408)         (4,709,441)        (27,373,585)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .......................................           (207,527)         (1,489,266)        (13,726,113)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ................................................           (207,527)         (1,489,266)        (13,726,113)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................            399,311            (768,629)        (12,959,248)
                                                                           ----------------   -----------------   -----------------
ENDING NET ASSETS ......................................................   $     36,413,517   $      36,014,206   $      36,782,835
                                                                           ================   =================   =================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS ........................................            906,598             303,880           1,243,797
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....                  0                 285              86,150
   SHARES REDEEMED - INVESTOR CLASS ....................................           (925,306)           (444,270)         (2,674,281)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INVESTOR CLASS .................................            (18,708)           (140,105)         (1,344,334)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - TOTAL ..........................................            (18,708)           (140,105)         (1,344,334)
                                                                           ----------------   -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..................   $        447,169   $          93,586   $           3,026
                                                                           ================   =================   =================

                                                                                                 LIFE STAGE -
                                                                                             AGGRESSIVE PORTFOLIO
                                                                           --------------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED             FOR THE             FOR THE
                                                                            AUGUST 31, 2006        PERIOD ENDED          YEAR ENDED
                                                                                (UNAUDITED)   FEBRUARY 28, 2006   DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................   $     25,308,705   $      26,214,671   $      26,514,293

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................................            115,085              16,805             475,808
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................            472,743             180,056           5,177,679
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS .......................................................           (214,917)            447,376          (4,349,074)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........            372,911             644,237           1,304,413
                                                                           ----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME - INVESTOR CLASS ..............................                  0             (25,948)           (450,005)
                                                                           ----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................                  0             (25,948)           (450,005)
                                                                           ----------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ..........................          7,456,160           1,680,645          10,292,227
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......................                  0              25,813             447,605
   COST OF SHARES REDEEMED - INVESTOR CLASS ............................         (7,278,232)         (3,230,713)        (11,893,862)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .......................................            177,928          (1,524,255)         (1,154,030)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ................................................            177,928          (1,524,255)         (1,154,030)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................            550,839            (905,966)           (299,622)
                                                                           ----------------   -----------------   -----------------
ENDING NET ASSETS ......................................................   $     25,859,544   $      25,308,705   $      26,214,671
                                                                           ================   =================   =================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS ........................................            679,459             153,313             984,259
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....                  0               2,347              41,676
   SHARES REDEEMED - INVESTOR CLASS ....................................           (663,644)           (294,811)         (1,142,230)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INVESTOR CLASS .................................             15,815            (139,151)           (116,295)
                                                                           ----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - TOTAL ..........................................             15,815            (139,151)           (116,295)
                                                                           ----------------   -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..................   $        131,874   $          16,789   $          25,932
                                                                           ================   =================   =================

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    NET REALIZED
                                                         BEGINNING          NET              AND   DISTRIBUTIONS    DISTRIBUTIONS
                                                         NET ASSET   INVESTMENT       UNREALIZED        FROM NET         FROM NET
                                                         VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT         REALIZED
                                                             SHARE       (LOSS)      INVESTMENTS          INCOME            GAINS
----------------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
FEBRUARY 28, 2006 TO AUGUST 31, 2006 (UNAUDITED) .....     $ 10.06         0.15             0.03           (0.13)            0.00
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ..............     $  9.92         0.04             0.10            0.00             0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................     $  9.86         0.30             0.06           (0.30)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................     $  9.54         0.21             0.36           (0.25)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................     $  8.59         0.19             1.00           (0.24)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................     $  9.69         0.24            (1.06)          (0.28)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 .................     $ 10.78         0.31            (0.87)          (0.32)           (0.21)

LIFE STAGE - MODERATE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
FEBRUARY 28, 2006 TO AUGUST 31, 2006 (UNAUDITED) .....     $ 10.60         0.10             0.08            0.00             0.00
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ..............     $ 10.40         0.03             0.17            0.00(6)          0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................     $ 10.19         0.26             0.21           (0.26)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................     $  9.69         0.18             0.57           (0.25)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................     $  8.19         0.12             1.53           (0.15)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................     $  9.64         0.16            (1.44)          (0.17)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 .................     $ 11.25         0.17            (1.31)          (0.18)           (0.29)

LIFE STAGE - AGGRESSIVE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
FEBRUARY 28, 2006 TO AUGUST 31, 2006 (UNAUDITED) .....     $ 10.95         0.05             0.12            0.00             0.00
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ..............     $ 10.70         0.01             0.25           (0.01)            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 .................     $ 10.33         0.20             0.36           (0.19)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 .................     $  9.61         0.11             0.81           (0.20)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 .................     $  7.69         0.07             1.94           (0.09)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .................     $  9.50         0.08            (1.84)          (0.05)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 .................     $ 11.85         0.07            (1.89)          (0.07)           (0.46)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2)   THESE RATIOS DO NOT INCLUDE EXPENSES FROM THE UNDERLYING FUNDS.

(3) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4) PORTFOLIO TURNOVER RATES PRESENTED FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(5)   THE PORTFOLIO CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO FEBRUARY 28.

(6)   AMOUNT CALCULATED IS LESS THAN $0.005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                      ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                   NET ASSET  ------------------------------------------------------
                                                           RETURN  VALUE PER  NET INVESTMENT      GROSS     EXPENSES          NET
                                                       OF CAPITAL      SHARE   INCOME (LOSS)   EXPENSES(2)    WAIVED(2)  EXPENSES(2)
------------------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
FEBRUARY 28, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      0.00    $ 10.11           2.81%      1.23%      (0.63)%        0.60%
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ...............      0.00    $ 10.06           2.54%      1.01%      (0.41)%        0.60%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..................      0.00    $  9.92           2.83%      0.97%      (0.57)%        0.40%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................      0.00    $  9.86           1.98%      0.60%      (0.48)%        0.12%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................      0.00    $  9.54           2.03%      0.46%      (0.25)%        0.21%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................      0.00    $  8.59           2.71%      0.40%      (0.15)%        0.25%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................      0.00    $  9.69           3.08%      0.43%      (0.18)%        0.25%

LIFE STAGE - MODERATE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
FEBRUARY 28, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      0.00    $ 10.78           1.94%      0.93%      (0.34)%        0.59%
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ...............      0.00    $ 10.60           1.60%      1.21%      (0.62)%        0.59%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..................      0.00    $ 10.40           2.28%      0.82%      (0.44)%        0.38%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................      0.00    $ 10.19           1.44%      0.45%      (0.35)%        0.10%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................      0.00    $  9.69           1.41%      0.40%      (0.18)%        0.22%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................      0.00    $  8.19           1.85%      0.37%      (0.12)%        0.25%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................      0.00    $  9.64           1.91%      0.36%      (0.11)%        0.25%

LIFE STAGE - AGGRESSIVE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
FEBRUARY 28, 2006 TO AUGUST 31, 2006 (UNAUDITED) ......      0.00    $ 11.12           0.90%      0.90%      (0.31)%        0.59%
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ...............      0.00    $ 10.95           0.41%      0.88%      (0.29)%        0.59%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..................      0.00    $ 10.70           1.90%      0.86%      (0.51)%        0.35%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..................      0.00    $ 10.33           0.91%      0.51%      (0.42)%        0.09%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..................      0.00    $  9.61           0.84%      0.55%      (0.32)%        0.23%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..................      0.00    $  7.69           1.06%      0.56%      (0.31)%        0.25%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ..................      0.00    $  9.50           0.74%      0.60%      (0.35)%        0.25%

                                                                           PORTFOLIO       NET ASSETS AT
                                                                  TOTAL     TURNOVER       END OF PERIOD
                                                                 RETURN(3)      RATE(4)  (000'S OMITTED)
--------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------------------------------
INVESTOR CLASS
FEBRUARY 28, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..........        1.81%          10%           $ 13,299
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ...................        1.41%           2%           $ 13,754
JANUARY 1, 2005 TO DECEMBER 31, 2005 ......................        3.68%          42%           $ 14,760
JANUARY 1, 2004 TO DECEMBER 31, 2004 ......................        5.99%          70%           $ 18,227
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................       13.99%          47%           $ 33,915
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................       (8.53)%         64%           $ 27,939
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................       (5.13)%         35%           $ 26,835

LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------------------------------
INVESTOR CLASS
FEBRUARY 28, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..........        1.70%           8%           $ 36,414
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ...................        1.93%           3%           $ 36,014
JANUARY 1, 2005 TO DECEMBER 31, 2005 ......................        4.62%          38%           $ 36,783
JANUARY 1, 2004 TO DECEMBER 31, 2004 ......................        7.71%          58%           $ 49,742
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................       20.18%          20%           $ 72,629
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................      (13.27)%         63%           $ 57,046
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................      (10.20)%         23%           $ 61,845

LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------------------------------
INVESTOR CLASS
FEBRUARY 28, 2006 TO AUGUST 31, 2006 (UNAUDITED) ..........        1.55%          11%           $ 25,860
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ...................        2.44%           1%           $ 25,309
JANUARY 1, 2005 TO DECEMBER 31, 2005 ......................        5.40%          42%           $ 26,215
JANUARY 1, 2004 TO DECEMBER 31, 2004 ......................        9.60%          61%           $ 26,514
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................       26.10%          30%           $ 35,394
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................      (18.54)%         78%           $ 26,997
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................      (15.38)%         16%           $ 26,433

WELLS FARGO ADVANTAGE LIFE STAGE
PORTFOLIOS                             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Life Stage - Conservative Portfolio, Life Stage - Moderate Portfolio, and Life Stage - Aggressive Portfolio. Each Portfolio is a diversified series of the Trust.

      The Funds each seek to achieve their investment objectives by allocating their assets across both stock and bond investment styles through investment in underlying funds of the Wells Fargo Advantage Fund Family (the "Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from the Portfolios' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Portfolios ("Acquiring Portfolios"), by share class, acquired substantially all of the net assets of the following Target Portfolios ("Target Portfolios"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                      Acquiring Portfolios                                                Target Portfolios
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO          STRONG LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO INVESTOR CLASS
   INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO                  STRONG LIFE STAGE SERIES - MODERATE PORTFOLIO INVESTOR CLASS
   INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO              STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO INVESTOR CLASS
   INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain underlying Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Underlying Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern Time) on each Fund business day. Investments in the underlying Funds are valued at the closing net asset value per share of each underlying Fund on the valuation date. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the NYSE. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)                          WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Realized gain distributions from underlying Funds are treated as realized gains.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Life Stage - Conservative Portfolio, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Portfolio may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of Portfolio shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Portfolio is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2006.

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Portfolio                             Year Expires    Capital Loss Carryforwards
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO       2010               $   829,100
                                          2011                   234,931
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO           2010                 6,287,707
                                          2011                   261,124
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO         2010                 4,331,643
                                          2011                   181,679
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing the investment policies and guidelines for the Portfolios. Funds Management does not receive any fees for its provision of investment advisory services to the Portfolios; rather Funds Management receives a fee for providing investment advising services to each of the underlying Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                 Admin Fees*
                                        Average Daily           (% of Average
                                          Net Assets          Daily Net Assets)
--------------------------------------------------------------------------------
LIFE STAGE PORTFOLIOS                  First $5 billion             0.50
                                       Next $5 billion              0.49
                                       Over $10 billion             0.48
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIFE STAGE
PORTFOLIOS                             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

* Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                 % of Average
Share Class                                                    Daily Net Assets
--------------------------------------------------------------------------------
INVESTOR CLASS                                                       0.28
--------------------------------------------------------------------------------

      The Trust has entered into transfer agent agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees are paid by Funds Management and not by the Portfolios.

      Prior to April 11, 2005, transfer agent fees were reimbursed by the underlying Funds and are not reflected in each Portfolio's Statement of Operations or the Financial Highlights. SISI was also compensated for certain other out-of-pocket expenses related to transfer agent services. For financial statement presentation, these out-of-pocket expenses for the period from January 1, 2005, through April 10, 2005, as shown below, have been combined with administration fees.

                                                        Transfer Agent Fees and
Portfolio                                               Other Related Expenses
--------------------------------------------------------------------------------
LIFE STATE - CONSERVATIVE PORTFOLIO                              $235
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                   479
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                 124
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more investment companies.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged up to the following annual fees:

                                                                % of Average
Share Class                                                  Daily Net Assets**
--------------------------------------------------------------------------------
INVESTOR CLASS                                                      0.25
--------------------------------------------------------------------------------

** Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan fees. For the period April 11, 2005, through December 31, 2005, shareholder servicing fees paid were as follows:

Portfolio                                                        Investor Class
--------------------------------------------------------------------------------
LIFE STATE - CONSERVATIVE PORTFOLIO                                  $22,929
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                       49,454
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                     28,154
--------------------------------------------------------------------------------

      Shareholder servicing fees paid for the period ended August 31, 2006, are shown on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Portfolio. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 25, 2005, State Street served as fund accountant to each of the predecessor Strong Funds. Fund accounting fees were paid by the Portfolios' administrator and not by the Portfolios.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses, first from administration fees, and then any remaining amount from shareholder servicing fees collected, if any. The Portfolio's adviser has committed through June 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio(s). Net operating expense ratios in effect at August 31, 2006, were as follows:

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)                          WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                 Net Operating
                                                                Expense Ratios
Portfolio                                                       Investor Class*
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                  0.60%
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                      0.59%
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                    0.59%
--------------------------------------------------------------------------------

* Effective June 24, 2005. Prior to June 24, 2005, net operating expense ratios at the Portfolio level were 0.22%, 0.26%, and 0.27%, respectively, for the Conservative Portfolio, Moderate Portfolio, and Aggressive Portfolio. Total annual operating expenses are 1.25%, 1.35%, and 1.45%, respectively, which takes into consideration both the expenses of the Portfolio as well as the expenses of the Underlying Funds.

      Prior to April 11, 2005, SISI could voluntarily waive or absorb certain expenses at its discretion. Strong Capital Management, Inc. and/or SISI had contractually agreed to waive its fees and/or absorb expenses for Strong Life Stage Series - Conservative Portfolio, Strong Life Stage Series - Moderate Portfolio, and Strong Life Stage Series - Aggressive Portfolio until May 1, 2005, to keep total annual operating expenses at no more than 1.25%, 1.35%, and 1.45%, respectively. These contractual caps take into consideration both the expenses of the Portfolios as well as the expenses of the underlying Funds. However, effective April 11, 2005, the Portfolios are subject to a different expense structure.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations, for the period ended August 31, 2006, were as follows:

Portfolio                             Purchases at Cost          Sales Proceeds
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO      $1,323,128                $1,736,700
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO           2,491,814                 2,883,569
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO         3,172,957                 2,868,018
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended August 31, 2006, there were no borrowings by the Life Stage Portfolios under the agreement.

6. MISCELLANEOUS
--------------------------------------------------------------------------------

      On June 15, 2005, the Life Stage - Conservative Portfolio, the Life Stage
- Moderate Portfolio, and the Life Stage - Aggressive Portfolio exchanged their portfolio investments in various share classes of proprietary mutual funds for Institutional Class shares of the same funds in order to lower the underlying Fund expense ratio for each Portfolio. For financial reporting purposes, this transaction was treated as a recognized sale and the gain realized for each Portfolio as a result of the exchanges was as follows:

Portfolio
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                  $  529,247
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                       1,868,065
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                     1,703,081
--------------------------------------------------------------------------------

      For tax purposes, the exchanges are treated as nontaxable exchanges under
Section 1036(a) of the Code. As a result, the amounts listed above are not recognized for tax purposes until the new Institutional Class shares acquired in the exchanges are subsequently sold. Accordingly, the tax cost basis of Institutional Class shares received in the exchanges which are still held as of February 28, 2006, are lower than the financial statement cost basis (to the extent of the remaining deferred tax gain on such shares). As of February 28, 2006, the deferred gain for income tax purposes was as follows:

Portfolio
--------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO                                  $  222,004
--------------------------------------------------------------------------------
LIFE STAGE - MODERATE PORTFOLIO                                         979,973
--------------------------------------------------------------------------------
LIFE STAGE - AGGRESSIVE PORTFOLIO                                     1,243,721
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS                          (UNAUDITED)
--------------------------------------------------------------------------------

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987      Chair of Finance, Wake Forest        None
64                                                 University, since 2006. Benson-
                                                   Pruitt Professorship, Wake
                                                   Forest University, Calloway
                                                   School of Business and
                                                   Accountancy, since 1999.
-----------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998      Chairman, CEO, and Co-               None
63                        (Chairman, since 2001)   Founder of Crystal Geyser
                                                   Water Company, and President
                                                   of Crystal Geyser Roxane Water
                                                   Company.
-----------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987      Retired. Prior thereto, President    None
73                                                 of Richard M. Leach Associates
                                                   (a financial consulting firm).
-----------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006      Professor of Insurance and Risk      None
53                                                 Management, Wharton School,
                                                   University of Pennsylvania.
                                                   Director of the Boettner Center
                                                   on Pensions and Retirement.
                                                   Research Associate and Board
                                                   Member, Penn Aging Research
                                                   Center. Research Associate,
                                                   National Bureau of Economic
                                                   Research.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996      Senior Counselor to the public       None
54                                                 relations firm of Himle-Horner,
                                                   and Senior Fellow at the
                                                   Humphrey Institute,
                                                   Minneapolis, Minnesota (a
                                                   public policy organization).
-----------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996      Principal of the law firm of         None
66                                                 Willeke & Daniels.
-----------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***
-----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987      Private Investor/Real Estate         None
62                                                 Developer. Prior thereto,
                                                   Chairman of White Point
                                                   Capital, LLC until 2005.
-----------------------------------------------------------------------------------------------------------

OFFICERS
-----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003    Executive Vice President of          None
47                                                 Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo Funds
                                                   Management, LLC. Senior Vice
                                                   President and Chief
                                                   Administrative Officer of Wells
                                                   Fargo Funds Management, LLC
                                                   from 2001 to 2003.
-----------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000    Vice President and Managing          None
46                                                 Senior Counsel of Wells Fargo
                                                   Bank, N.A. and Senior Vice
                                                   President and Secretary of Wells
                                                   Fargo Funds Management, LLC.
                                                   Vice President and Senior
                                                   Counsel of Wells Fargo Bank,
                                                   N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006    Vice President of Wells Fargo        None
32                                                 Bank, N.A. and Vice President
                                                   of Financial Operations for
                                                   Wells Fargo Funds
                                                   Management, LLC. Vice
                                                   President and Group Finance
                                                   Officer of Wells Fargo Bank,
                                                   N.A. Auto Finance Group from
                                                   2004 to 2006. Vice President of
                                                   Portfolio Risk Management for
                                                   Wells Fargo Bank, N.A. Auto
                                                   Finance Group in 2004. Vice
                                                   President of Portfolio Research
                                                   and Analysis for Wells Fargo
                                                   Bank, N.A. Auto Finance Group
                                                   from 2001 to 2004. Director of
                                                   Small Business Services Risk
                                                   Management for American
                                                   Express Travel Related Services
                                                   from 2000 to 2001.

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS (continued)

-----------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------
Dorothy A. Peters         Chief Compliance         Chief Compliance Officer of          None
44                        Officer, since 2004      Wells Fargo Funds Management,
                                                   LLC since 2004 and Compliance
                                                   Officer of Wells Fargo Funds
                                                   Management, LLC from 1999 to
                                                   2002. Compliance Manager of
                                                   Wells Fargo Investments from
                                                   1997 to 1999. In 2002, Ms.
                                                   Peters left Wells Fargo Funds
                                                   Management, LLC to pursue
                                                   personal goals.
-----------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of August 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT:

LIFE STAGE - AGGRESSIVE PORTFOLIO, LIFE STAGE - CONSERVATIVE PORTFOLIO AND LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and subadvisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and subadvisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report, an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Life Stage -Aggressive Portfolio, Life Stage - Conservative Portfolio, and Life Stage - Moderate Portfolio (the "Funds"). Currently, the Funds do not have investment subadvisory agreements. The investment advisory agreement with Funds Management is referred to as the "Advisory Agreement."

      More specifically, at a meeting held on March 31, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the continuation of the Advisory Agreement. Prior to the March 31, 2006, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management under the Advisory Agreement. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds, by investment personnel of Funds Management. In this regard, the Board specifically reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management based on its respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Board considered information regarding Funds Management's compensation program for its personnel involved in the management of the Funds.

      The Board further considered the compliance program and compliance record of Funds Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2005. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the long-term performance of each Fund was lower than the median performance of its Peer Group, but noted that performance had improved for each Fund over the one and three year time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for the Funds were higher than the Funds' Peer Groups' median net operating expense ratios, but the Board noted that this was primarily due to the fact that the net operating expense ratios for the Funds

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

included both fund level and underlying fund level expenses, while the Peer Groups' median net operating expense ratios only included fund level expenses.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreement for the Funds.

INVESTMENT ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were equal to, or not appreciably higher than, the median rates of each respective Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for these Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability of other Wells Fargo businesses from providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale for the Funds. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management with the Funds and benefits potentially derived from an increase in Funds Management's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates).

      The Board also considered the effectiveness of the policies of the Funds in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's method for allocating portfolio investment opportunities among the Funds and other clients.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board has conferred with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement for an additional one-year period.

LIST OF ABBREVIATIONS                WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance Incorporated
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
REITS      -- Real Estate Investment Trusts
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

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

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

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

[LOGO]
-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS FARGO     THIS REPORT AND THE FINANCIAL  STATEMENTS
ADVANTAGE FUNDS(SM) is available       CONTAINED  HEREIN ARE  SUBMITTED  FOR THE
free upon request. To obtain           GENERAL  INFORMATION OF THE  SHAREHOLDERS
literature, please write, e-mail, OF WELLS FARGO ADVANTAGE FUNDS. IF THIS visit the Funds' Web site, or call: REPORT IS USED FOR PROMOTIONAL PURPOSES,
                                       DISTRIBUTION   OF  THE  REPORT   MUST  BE
WELLS FARGO ADVANTAGE FUNDS            ACCOMPANIED  OR  PRECEDED  BY  A  CURRENT
P.O. Box 8266                          PROSPECTUS.  FOR A PROSPECTUS  CONTAINING
Boston, MA 02266-8266                  MORE  COMPLETE   INFORMATION,   INCLUDING
                                       CHARGES AND EXPENSES, CALL 1-800-222-8222
E-mail: wfaf@wellsfargo.com            OR   VISIT   THE   FUNDS'   WEB  SITE  AT
Web site:                              WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE
www.wellsfargo.com/advantagefunds      CONSIDER   THE   INVESTMENT   OBJECTIVES,
Individual Investors:                  RISKS,   CHARGES,  AND  EXPENSES  OF  THE
1-800-222-8222                         INVESTMENT  CAREFULLY  BEFORE  INVESTING.
Retail Investment Professionals:       THIS AND OTHER  INFORMATION  ABOUT  WELLS
1-888-877-9275                         FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE
Institutional Investment               CURRENT  PROSPECTUS.  READ THE PROSPECTUS
Professionals: 1-866-765-0778          CAREFULLY   BEFORE  YOU  INVEST  OR  SEND
                                       MONEY.

                                       Wells  Fargo  Funds  Management,  LLC,  a
                                       wholly owned  subsidiary of Wells Fargo &
                                       Company, provides investment advisory and
                                       administrative  services  for WELLS FARGO
                                       ADVANTAGE  FUNDS.   Other  affiliates  of
                                       Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

            ---------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds          100101 10-06
Funds Management, LLC.                                               SLIF/SAR114
All rights reserved.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
========================================================================
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
===========================================================================
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
=================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS
=================

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    Wells Fargo Funds Trust

                                    By:  /s/ Karla M. Rabusch
                                         Karla M. Rabusch
                                         President

                                    By:  /s/ A. Erdem Cimen
                                         A. Erdem Cimen
                                         Treasurer

                                    Date: October 17, 2006

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund (formerly Wells Fargo Advantage Outlook Today Fund), Wells Fargo Advantage Dow Jones Target 2010 Fund (formerly Wells Fargo Advantage Outlook 2010 Fund), Wells Fargo Advantage Dow Jones Target 2020 Fund (formerly Wells Fargo Advantage Outlook 2020 Fund), Wells Fargo Advantage Dow Jones Target 2030 Fund (formerly Wells Fargo Advantage Outlook 2030 Fund), Wells Fargo Advantage Dow Jones Target 2040 Fund (formerly Wells Fargo Advantage Outlook 2040 Fund), Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: October 17, 2006


/s/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund (formerly Wells Fargo Advantage Outlook Today Fund), Wells Fargo Advantage Dow Jones Target 2010 Fund (formerly Wells Fargo Advantage Outlook 2010 Fund), Wells Fargo Advantage Dow Jones Target 2020 Fund (formerly Wells Fargo Advantage Outlook 2020 Fund), Wells Fargo Advantage Dow Jones Target 2030 Fund (formerly Wells Fargo Advantage Outlook 2030 Fund), Wells Fargo Advantage Dow Jones Target 2040 Fund (formerly Wells Fargo Advantage Outlook 2040 Fund), Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: October 17, 2006

/s/ A. Erdem Cimen
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


      Date: October 17, 2006


                                    /s/ Karla M. Rabusch
                                    Karla M. Rabusch
                                    President
                                    Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION

      Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


      Date: October 17, 2006

                                    /s/ A. Erdem Cimen
                                    A. Erdem Cimen
                                    Treasurer
                                    Wells Fargo Funds Trust